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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.
1200 River Road
Suite 1000
Conshohocken, Pennsylvania 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(484) 530-1300

Date of fiscal year end:	December 31, 2008

Date of reporting period:	January 1, 2008 through June 30, 2008
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

NVIT Nationwide Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NAT (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Nationwide Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Nationwide Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	892.30	3.67	0.78
	Hypothetical	[b]	1,000.00	1,020.98	3.92	0.78

Class II	Actual		1,000.00	891.10	4.61	0.98
	Hypothetical	[b]	1,000.00	1,019.99	4.92	0.98

Class III	Actual		1,000.00	892.10	3.34	0.71
	Hypothetical	[b]	1,000.00	1,021.33	3.57	0.71

Class IV	Actual		1,000.00	892.30	3.62	0.77
	Hypothetical	[b]	1,000.00	1,021.03	3.87	0.77

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Nationwide Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	92.5%
Repurchase Agreements	7.1%
Other Investments*	0.9%
Liabilities in excess of other assets**	-0.5%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	14.1%
Food & Staples Retailing	7.0%
Machinery	4.9%
Pharmaceuticals	4.9%
Communications Equipment	4.3%
Computers & Peripherals	3.7%
Road & Rail	3.6%
Diversified Telecommunication Services	3.1%
Capital Markets	2.9%
Semiconductors & Semiconductor Equipment	2.8%
Other	48.7%

100.0%

Top Holdings***

Occidental Petroleum Corp.	3.3%
AT&T, Inc.	2.5%
Procter & Gamble Co. (The)	2.4%
Safeway, Inc.	2.2%
Pfizer, Inc.	2.0%
Kroger Co. (The)	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
Intel Corp.	1.8%
Schlumberger Ltd.	1.7%
Other	78.6%

100.0%

*	Includes value of collateral received from securities lending

**	Includes value of collateral owed from securities lending

***	For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Nationwide Fund

Common Stocks (92.5%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (1.0%)
BE Aerospace, Inc.*	100,000	$2,329,000
L-3 Communications Holdings, Inc.	32,500	2,953,275
Northrop Grumman Corp.	171,542	11,476,160

		16,758,435

Auto Components (0.8%)
Autoliv, Inc.	90,300	4,209,786
Goodyear Tire & Rubber Co. (The)*	190,100	3,389,483
Johnson Controls, Inc.	210,800	6,045,744

		13,645,013

Beverages (2.8%)
Coca-Cola Co. (The)	444,460	23,103,031
Coca-Cola Enterprises, Inc.	195,200	3,376,960
Constellation Brands, Inc., A Shares*	391,390	7,773,005
Molson Coors Brewing Co., Class B	203,180	11,038,769

		45,291,765

Biotechnology (0.4%)
Gilead Sciences, Inc.*	137,400	7,275,330

Building Products (0.2%)
Masco Corp.	180,800	2,843,984

Capital Markets (2.9%)
Bank of New York Mellon Corp.	485,100	18,351,333
BlackRock, Inc.	11,300	2,000,100
GFI Group, Inc.	118,710	1,069,577
Goldman Sachs Group, Inc. (The)	28,600	5,002,140
Invesco Ltd.	194,542	4,665,117
Janus Capital Group, Inc.	60,840	1,610,435
Merrill Lynch & Co., Inc.	93,800	2,974,398
Morgan Stanley	101,300	3,653,891
State Street Corp.	122,500	7,838,775

		47,165,766

Chemicals (1.4%)
Air Products & Chemicals, Inc.	50,990	5,040,871
Dow Chemical Co. (The)	191,800	6,695,738
Monsanto Co.	43,600	5,512,784
PPG Industries, Inc.	45,500	2,610,335
Praxair, Inc.	28,261	2,663,317

		22,523,045

Commercial Banks (1.2%)
Lloyds TSB Group PLC ADR — GB	164,030	4,046,620
Marshall & Ilsley Corp.	614,100	9,414,153
U.S. Bancorp	31,806	887,069
Zions Bancorp. (a)	185,994	5,856,951

		20,204,793

Commercial Services & Supplies (0.8%)
Brink’s Co. (The)	81,238	5,314,590
Equifax, Inc.	86,800	2,918,216
Waste Management, Inc.	135,500	5,109,705

		13,342,511

Communications Equipment (4.3%)
ADC Telecommunications, Inc.*	95,817	1,415,217
Ciena Corp.*	475,909	11,026,812
Cisco Systems, Inc.*	517,577	12,038,841
Corning, Inc.	799,000	18,416,950
Harris Corp.	47,400	2,393,226
QUALCOMM, Inc.	123,750	5,490,787
Research In Motion Ltd.*	159,801	18,680,737

		69,462,570

Computers & Peripherals (3.7%)
Apple, Inc.*	79,200	13,261,248
Ball Corp.	49,220	2,349,763
Hewlett-Packard Co.	421,800	18,647,778
International Business Machines Corp.	159,794	18,940,383
NCR Corp.*	176,310	4,443,012
Sun Microsystems, Inc.*	227,700	2,477,376

		60,119,560

Construction & Engineering (0.4%)
Fluor Corp.	17,200	3,200,576
Jacobs Engineering Group, Inc.*	35,600	2,872,920

		6,073,496

Consumer Finance (0.8%)
Capital One Financial Corp.	321,900	12,235,419

Containers & Packaging (0.9%)
Owens-Illinois, Inc.*	146,200	6,095,078
Pactiv Corp.*	421,900	8,956,937

		15,052,015

Diversified Financial Services (2.0%)
Bank of America Corp.	508,235	12,131,570
Citigroup, Inc.	406,013	6,804,778

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Diversified Financial Services (continued)

JPMorgan Chase & Co.	237,643	$8,153,531
NYSE Euronext	103,500	5,243,310

		32,333,189

Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,212,039	40,833,594
Qwest Communications International, Inc. (a)	131,738	517,730
Verizon Communications, Inc.	236,200	8,361,480

		49,712,804

Electric Utilities (1.2%)
Great Plains Energy, Inc.	228,400	5,773,952
Northeast Utilities	412,100	10,520,913
Southern Co.	92,010	3,212,989

		19,507,854

Electronic Equipment & Instruments (1.1%)
Avnet, Inc.*	312,860	8,534,821
Tyco Electronics Ltd.	244,720	8,765,870

		17,300,691

Energy Equipment & Services (2.6%)
Cameron International Corp.*	100,300	5,551,605
Noble Corp.	60,900	3,956,064
Schlumberger Ltd.	252,600	27,136,818
Tidewater, Inc.	80,500	5,234,915

		41,879,402

Food & Staples Retailing (7.0%)
CVS Caremark Corp.	457,800	18,115,146
Kroger Co. (The)	1,060,995	30,630,926
Safeway, Inc.	1,257,031	35,888,235
SYSCO Corp.	226,200	6,222,762
Wal-Mart Stores, Inc.	327,610	18,411,682
Whole Foods Market, Inc. (a)	130,600	3,093,914

		112,362,665

Food Products (1.6%)
Archer-Daniels-Midland Co.	158,720	5,356,800
Bunge Ltd.	29,830	3,212,393
Kraft Foods, Inc., Class A	294,400	8,375,680
Unilever PLC ADR — GB	286,232	8,131,851

		25,076,724

Health Care Equipment & Supplies (0.2%)
Covidien Ltd.	57,500	2,753,675

Health Care Providers & Services (1.3%)
McKesson Corp.	129,380	7,233,636
Medco Health Solutions, Inc.*	107,300	5,064,560
Tenet Healthcare Corp.*	583,900	3,246,484
Universal Health Services, Inc., Class B	81,400	5,146,108

		20,690,788

Hotels, Restaurants & Leisure (1.5%)
Brinker International, Inc.	282,260	5,334,714
Burger King Holdings, Inc.	61,525	1,648,255
Darden Restaurants, Inc.	116,300	3,714,622
McDonald’s Corp.	126,300	7,100,586
Sonic Corp.*	70,000	1,036,000
Yum! Brands, Inc.	177,100	6,214,439

		25,048,616

Household Products (2.4%)
Colgate-Palmolive Co.	7,416	512,445
Procter & Gamble Co. (The)	622,990	37,884,022

		38,396,467

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	46,000	3,776,600

Industrial Conglomerate (0.7%)
General Electric Co.	425,615	11,359,664

Information Technology Services (0.2%)
Hewitt Associates, Inc., Class A*	54,708	2,096,958
VeriFone Holdings, Inc.*(a)	124,740	1,490,643

		3,587,601

Insurance (1.3%)
American International Group, Inc.	277,000	7,329,420
Assurant, Inc.	60,800	4,010,368
MetLife, Inc.	117,244	6,186,966
Prudential Financial, Inc.	50,965	3,044,649

		20,571,403

Internet & Catalog Retail (0.3%)
Expedia, Inc.*	225,000	4,135,500

Internet Software & Services (1.5%)
Akamai Technologies, Inc.*	499,711	17,384,946
Google, Inc., Class A*	13,250	6,975,065

		24,360,011

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Life Sciences Tools & Services (1.1%)
Charles River Laboratories International, Inc.*	105,300	$6,730,776
Thermo Fisher Scientific, Inc.*	187,680	10,459,406

		17,190,182

Machinery (4.9%)
AGCO Corp.*	80,149	4,200,609
Caterpillar, Inc.	94,437	6,971,339
CNH Global NV	58,250	1,978,752
Cummins, Inc.	28,451	1,864,110
Deere & Co.	348,590	25,143,797
Eaton Corp.	73,800	6,270,786
Harsco Corp.	67,800	3,688,998
Ingersoll-Rand Co. Ltd., Class A	103,700	3,881,491
Joy Global, Inc.	59,100	4,481,553
Kennametal, Inc.	116,600	3,795,330
Manitowoc Co., Inc. (The)	118,290	3,847,974
Oshkosh Corp.	118,203	2,445,620
PACCAR, Inc.	70,900	2,965,747
Parker Hannifin Corp.	83,275	5,939,173
Titan Machinery, Inc.* (a)	78,400	2,455,488

		79,930,767

Marine (0.1%) (a)
Omega Navigation Enterprises, Inc., Class A	71,400	1,178,814

Media (2.0%)
Discovery Holding Co., Class A*	40,000	878,400
News Corp., Class A	334,900	5,036,896
Regal Entertainment Group, Class A	684,198	10,454,545
Time Warner, Inc.	411,266	6,086,737
Viacom, Inc., Class B*	1	31
Walt Disney Co. (The)	307,000	9,578,400

		32,035,009

Metals & Mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc.	106,600	12,492,454
Nucor Corp.	113,200	8,452,644

		20,945,098

Multi-Utilities (0.8%)
Consolidated Edison, Inc.	106,100	4,147,449
DTE Energy Co.	53,600	2,274,784
Public Service Enterprise Group, Inc.	101,600	4,666,488
SCANA Corp.	9,730	360,010
Xcel Energy, Inc.	112,000	2,247,840

		13,696,571

Multiline Retail (0.8%)
J.C. Penney Co., Inc.	90,230	3,274,447
Macy’s, Inc.	171,900	3,338,298
Target Corp.	121,353	5,641,701

		12,254,446

Office Electronics (0.2%)
Xerox Corp.	193,100	2,618,436

Oil, Gas & Consumable Fuels (14.1%)
Anadarko Petroleum Corp.	191,300	14,316,892
Apache Corp.	19,600	2,724,400
Cabot Oil & Gas Corp.	22,157	1,500,694
Chesapeake Energy Corp.	69,600	4,590,816
Chevron Corp.	289,744	28,722,323
Cimarex Energy Co.	56,200	3,915,454
ConocoPhillips	131,314	12,394,728
Devon Energy Corp.	105,128	12,632,180
Exxon Mobil Corp.	287,543	25,341,165
Marathon Oil Corp.	329,240	17,077,679
Murphy Oil Corp.	148,550	14,565,327
Newfield Exploration Co.*	17,100	1,115,775
Nexen, Inc.	82,200	3,267,450
Noble Energy, Inc.	23,340	2,347,070
Occidental Petroleum Corp.	596,203	53,574,802
Range Resources Corp.	84,820	5,559,103
StatoilHydro ASA ADR — NO	30,320	1,133,362
Suncor Energy, Inc.	117,400	6,823,288
Sunoco, Inc.	99,400	4,044,586
Teekay Corp.	1,680	75,902
Tesoro Corp. (a)	183,300	3,623,841
Williams Cos., Inc. (The)	143,400	5,780,454
XTO Energy, Inc.	38,545	2,640,718

		227,768,009

Paper & Forest Products (0.3%)
MeadWestvaco Corp.	199,800	4,763,232

Pharmaceuticals (4.9%)
Allergan, Inc.	57,600	2,998,080
Bristol-Myers Squibb Co.	993,600	20,398,608
Johnson & Johnson	258,440	16,628,030
Merck & Co., Inc.	180,600	6,806,814
Pfizer, Inc.	1,815,690	31,720,104

		78,551,636

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Real Estate Investment Trusts (REITs) (0.7%)
Ashford Hospitality Trust, Inc.	458,800	$2,119,656
Developers Diversified Realty Corp.	83,800	2,908,698
Host Hotels & Resorts, Inc.	267,400	3,650,010
Kimco Realty Corp.	36,746	1,268,472
Vornado Realty Trust	19,440	1,710,720

		11,657,556

Road & Rail (3.6%)
Burlington Northern Santa Fe Corp.	96,510	9,640,384
Canadian National Railway Co.	37,680	1,811,654
Celadon Group, Inc.*	92,034	919,420
CSX Corp.	107,200	6,733,232
Hertz Global Holdings, Inc.*	584,730	5,613,408
Norfolk Southern Corp.	215,910	13,531,080
Ryder System, Inc.	50,200	3,457,776
Union Pacific Corp.	214,540	16,197,770

		57,904,724

Semiconductors & Semiconductor Equipment (2.8%)
Applied Materials, Inc.	315,910	6,030,722
Intel Corp.	1,316,800	28,284,864
LSI Corp.*	501,000	3,076,140
Microchip Technology, Inc. (a)	109,939	3,357,537
Tessera Technologies, Inc.*	303,251	4,964,219

		45,713,482

Software (2.4%)
Adobe Systems, Inc.*	61,200	2,410,668
BMC Software, Inc.*	5,482	197,352
Microsoft Corp.	1,044,767	28,741,540
Oracle Corp.*	328,760	6,903,960

		38,253,520

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	113,820	7,134,238
Guess?, Inc.	138,118	5,172,519
Office Depot, Inc.*	446,600	4,885,804
PetSmart, Inc.	152,981	3,051,971
TJX Cos., Inc.	191,230	6,018,008

		26,262,540

Textiles, Apparel & Luxury Goods (0.8%)
Liz Claiborne, Inc.	307,910	4,356,926
Nike, Inc., Class B	140,500	8,375,205

		12,732,131

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	208,500	3,477,780

Trading Companies & Distributors (0.1%)
GATX Corp.	50,200	2,225,366

Total Common Stocks		1,494,006,655

Repurchase Agreements (7.1%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $48,421,648, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $49,386,843	$48,418,474	48,418,474
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $65,379,092, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $66,682,303	65,374,806	65,374,806

Total Repurchase Agreements		113,793,280

Securities Purchased With Collateral For Securities On Loan (0.9%)

Repurchase Agreement (0.9%)

Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $14,782,545, collateralized by U.S. Government Agency Mortgages ranging 2.64%-15.43%, maturing 12/15/13-05/25/38; total market value of $15,077,149	14,781,519	14,781,519

8 Semiannual Report 2008

Securities Purchased With Collateral For Securities
On Loan (continued)
Shares or
Principal Amount	Value

Total Securities Purchased With Collateral For Securities On Loan	$14,781,519

Total Investments (Cost $1,732,463,754) (b) — 100.5%	1,622,581,454

Liabilities in excess of other assets — (0.5)%	(7,632,020)

NET ASSETS — 100.0%	$1,614,949,434

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2008.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GB	United Kingdom

NO	Norway

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Nationwide Fund

Assets:
Investments, at value (cost $1,603,888,955)*	$1,494,006,655
Repurchase agreements, at cost and value†	128,574,799

Total Investments	1,622,581,454

Cash	8,614
Interest and dividends receivable	2,258,729
Receivable for capital shares issued	17,791
Receivable for investments sold	40,959,851
Prepaid expenses and other assets	104,564

Total Assets	1,665,931,003

Liabilities:
Payable for investments purchased	34,220,115
Payable upon return of securities loaned (Note 2)	14,781,519
Payable for capital shares redeemed	889,336
Accrued expenses and other payables:
Investment advisory fees	761,372
Fund administration and transfer agent fees	79,236
Distribution fees	88,604
Administrative services fees	126,214
Custodian fees	7,676
Trustee fees	19,559
Compliance program costs (Note 3)	2,859
Other	5,079

Total Liabilities	50,981,569

Net Assets	$1,614,949,434

Represented by:
Capital	$1,571,276,303
Accumulated net investment income	330,686
Accumulated net realized gains from investment transactions	153,224,745
Net unrealized appreciation/(depreciation) from investments	(109,882,300)

Net Assets	$1,614,949,434

Net Assets:
Class I Shares	$1,060,636,290
Class II Shares	412,122,695
Class III Shares	1,435,653
Class IV Shares	140,754,796

Total	$1,614,949,434

See accompanying notes to financial statements.

10 Semiannual Report 2008

NVIT
Nationwide Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	88,018,909
Class II Shares	34,332,235
Class III Shares	118,913
Class IV Shares	11,683,128

Total	134,153,185

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.05
Class II Shares	$12.00
Class III Shares	$12.07
Class IV Shares	$12.05

*	Includes value of securities on loan of $14,171,656 (Note 2).

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $14,781,519.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Nationwide Fund

INVESTMENT INCOME:
Interest income	$470,351
Dividend income	16,488,147
Income from securities lending (Note 2)	148,202

Total Income	17,106,700

Expenses:
Investment advisory fees	4,840,116
Fund administration and transfer agent fees	422,213
Distribution fees Class II Shares	516,483
Administrative services fees Class I Shares	752,689
Administrative services fees Class II Shares	160,206
Administrative services fees Class III Shares	438
Administrative services fees Class IV Shares	87,703
Custodian fees	80,655
Trustee fees	38,871
Compliance program costs (Note 3)	207
Other	186,389

Total expenses before earnings credit	7,085,970
Earnings credit (Note 6)	(24,974)

Net Expenses	7,060,996

Net Investment Income	10,045,704

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(47,480,116)
Net change in unrealized appreciation/(depreciation) from investments	(161,085,304)

Net realized/unrealized losses from investments	(208,565,420)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(198,519,716)

See accompanying notes to financial statements.

12 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Nationwide Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$10,045,704	$20,008,309
Net realized gains (losses) from investment transactions	(47,480,116)	228,656,636
Net change in unrealized appreciation/(depreciation) from investments	(161,085,304)	(96,933,819)

Change in net assets resulting from operations	(198,519,716)	151,731,126

Distributions to Shareholders From:
Net investment income:
Class I	(6,952,004)	(15,009,575)
Class II	(2,248,447)	(2,774,191)
Class III	(9,977)	(17,935)
Class IV	(929,361)	(1,781,837)
Net realized gains:
Class I	–	(70,089,329)
Class II	–	(14,076,996)
Class III	–	(101,330)
Class IV	–	(8,009,931)

Change in net assets from shareholder distributions	(10,139,789)	(111,861,124)

Change in net assets from capital transactions	(23,501,924)	(33,175,005)

Change in net assets	(232,161,429)	6,694,997

Net Assets:
Beginning of period	1,847,110,863	1,840,415,866

End of period	$1,614,949,434	$1,847,110,863

Accumulated net investment income at end of period	$330,686	$424,771

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,464,718	$12,699,218
Dividends reinvested	6,952,004	85,098,711
Cost of shares redeemed	(80,950,089)	(344,145,404)

	(71,533,367)	(246,347,475)

Class II Shares
Proceeds from shares issued	54,538,964	208,274,172
Dividends reinvested	2,248,380	16,851,147
Cost of shares redeemed	(2,666,201)	(7,066,343)

	54,121,143	218,058,976

Class III Shares
Proceeds from shares issued	843,593	2,074,969
Dividends reinvested	9,977	119,265
Cost of shares redeemed (a)	(589,979)	(2,605,070)

	263,591	(410,836)

See accompanying notes to financial statements.

2008 Semiannual Report 13

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$1,538,700	$3,502,666
Dividends reinvested	929,337	9,791,720
Cost of shares redeemed	(8,821,328)	(17,770,056)

	(6,353,291)	(4,475,670)

Change in net assets from capital transactions	$(23,501,924)	$(33,175,005)

SHARE TRANSACTIONS:
Class I Shares
Issued	195,631	927,923
Reinvested	560,840	6,248,264
Redeemed	(6,414,251)	(24,926,396)

	(5,657,780)	(17,750,209)

Class II Shares
Issued	4,332,945	15,157,049
Reinvested	182,132	1,241,652
Redeemed	(211,646)	(506,659)

	4,303,431	15,892,042

Class III Shares
Issued	66,832	148,752
Reinvested	804	8,746
Redeemed	(47,047)	(192,680)

	20,589	(35,182)

Class IV Shares
Issued	122,463	253,943
Reinvested	75,002	718,894
Redeemed	(698,449)	(1,292,912)

	(500,984)	(320,075)

Total change in shares	(1,834,744)	(2,213,424)

(a)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

14 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Nationwide Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2008 (Unaudited)	13.59	0.08	(1.54)	(1.46)	(0.08)	–	(0.08)	12.05	(10.77%)	1,060,636	0.78%	1.23%	0.78%	148.03%
Year Ended December 31, 2007	13.32	0.16	0.93	1.09	(0.15)	(0.67)	(0.82)	13.59	8.18%	1,273,467	0.79%	1.08%	0.79%	377.04%
Year Ended December 31, 2006	11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	13.32	13.63%	1,484,346	0.82%	1.08%	(e)	222.16%
Year Ended December 31, 2005	11.13	0.10	0.72	0.82	(0.10)	–	(0.10)	11.85	7.44%	1,506,358	0.83%	0.88%	(e)	179.84%
Year Ended December 31, 2004	10.27	0.12	0.88	1.00	(0.14)	–	(0.14)	11.13	9.75%	1,402,753	0.83%	1.07%	(e)	131.43%
Year Ended December 31, 2003	8.10	0.08	2.14	2.22	(0.05)	–	(0.05)	10.27	27.51%	1,459,917	0.83%	0.83%	(e)	129.01%

Class II Shares
Six Months Ended June 30, 2008 (Unaudited)	13.54	0.07	(1.54)	(1.47)	(0.07)	–	(0.07)	12.00	(10.89%)	412,123	0.98%	1.03%	0.98%	148.03%
Year Ended December 31, 2007	13.28	0.11	0.94	1.05	(0.12)	(0.67)	(0.79)	13.54	7.89%	406,705	1.07%	0.83%	1.08%	377.04%
Year Ended December 31, 2006	11.82	0.10	1.48	1.58	(0.12)	–	(0.12)	13.28	13.40%	187,747	1.06%	0.88%	(e)	222.16%
Year Ended December 31, 2005	11.12	0.07	0.71	0.78	(0.08)	–	(0.08)	11.82	7.04%	24,550	1.08%	0.66%	(e)	179.84%
Year Ended December 31, 2004	10.26	0.08	0.89	0.97	(0.11)	–	(0.11)	11.12	9.53%	11,210	1.08%	0.95%	(e)	131.43%
Year Ended December 31, 2003	8.10	0.05	2.15	2.20	(0.04)	–	(0.04)	10.26	27.23%	5,570	1.08%	0.60%	(e)	129.01%

Class III Shares
Six Months Ended June 30, 2008 (Unaudited)	13.62	0.08	(1.55)	(1.47)	(0.08)	–	(0.08)	12.07	(10.79%)	1,436	0.71%	1.31%	0.71%	148.03%
Year Ended December 31, 2007	13.34	0.14	0.95	1.09	(0.14)	(0.67)	(0.81)	13.62	8.22%	1,339	0.81%	1.04%	0.81%	377.04%
Year Ended December 31, 2006	11.86	0.13	1.49	1.62	(0.14)	–	(0.14)	13.34	13.71%	1,781	0.82%	1.02%	(e)	222.16%
Year Ended December 31, 2005	11.15	0.09	0.73	0.82	(0.11)	–	(0.11)	11.86	7.35%	1,595	0.83%	0.86%	(e)	179.84%
Year Ended December 31, 2004	10.28	0.11	0.89	1.00	(0.13)	–	(0.13)	11.15	9.84%	847	0.83%	1.05%	(e)	131.43%
Year Ended December 31, 2003	8.11	0.09	2.13	2.22	(0.05)	–	(0.05)	10.28	27.48%	870	0.83%	0.83%	(e)	129.01%

Class IV Shares
Six Months Ended June 30, 2008 (Unaudited)	13.59	0.08	(1.54)	(1.46)	(0.08)	–	(0.08)	12.05	(10.77%)	140,755	0.77%	1.24%	0.77%	148.03%
Year Ended December 31, 2007	13.32	0.15	0.94	1.09	(0.15)	(0.67)	(0.82)	13.59	8.18%	165,600	0.80%	1.08%	0.80%	377.04%
Year Ended December 31, 2006	11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	13.32	13.63%	166,542	0.82%	1.09%	(e)	222.16%
Year Ended December 31, 2005	11.13	0.10	0.72	0.82	(0.10)	–	(0.10)	11.85	7.44%	162,547	0.83%	0.86%	(e)	179.84%
Year Ended December 31, 2004	10.27	0.12	0.88	1.00	(0.14)	–	(0.14)	11.13	9.75%	167,051	0.83%	1.06%	(e)	131.43%
Period Ended December 31, 2003 (f)	8.30	0.05	1.95	2.00	(0.03)	–	(0.03)	10.27	24.17%	169,690	0.83%	0.85%	(e)	129.01%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

2008 Semiannual Report 15

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Nationwide Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”), as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

16 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 — quoted prices in active markets for identical assets.

• Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$1,494,006,655	$128,574,799	$—	$1,622,581,454

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service

18 Semiannual Report 2008

approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$14,171,656	$14,781,519

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Fees

Up to $250 million	0.600%

$250 million up to $1 billion	0.575%

$1 billion up to $2 billion	0.550%

$2 billion up to $5 billion	0.525%

$5 billion or more	0.500%

20 Semiannual Report 2008

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $2,464,834 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $1,298,458 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $207.

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III shares had contributions to capital due to collection of redemption fees in the amount of $2,699.

For the year ended December 31, 2007, Class III shares had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $2,486,760,798 and sales of $2,613,861,366.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

22 Semiannual Report 2008

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,769,223,347	$17,253,753	$(163,895,646)	$(146,641,893)

2008 Semiannual Report 23

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

24 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Semiannual Report 2008

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 29

Supplemental Information
(Unaudited) (Continued)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been good. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds placed the Fund in the third quintile of the peer group, while total expenses for the Fund were relatively low. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were low. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

30 Semiannual Report 2008

NVIT Growth Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GR (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only.

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Growth Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	883.60	3.70	0.79
	Hypothetical	[b]	1,000.00	1,020.93	3.97	0.79

Class IV	Actual		1,000.00	882.90	3.98	0.85
	Hypothetical	[b]	1,000.00	1,020.64	4.27	0.85

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Growth Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	99.7%
Repurchase Agreements	0.3%
Other Investments*	0.7%
Liabilities in excess of other assets**	−0.7%

100.0%

Top Industries

Software	8.3%
Energy Equipment & Services	6.4%
Oil, Gas & Consumable Fuels	6.3%
Communications Equipment	6.1%
Computers & Peripherals	5.6%
Biotechnology	4.9%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Equipment & Supplies	4.9%
Pharmaceuticals	4.6%
Food & Staples Retailing	4.5%
Other	43.5%

100.0%

Top Holdings***

Microsoft Corp.	3.5%
Wal-Mart Stores, Inc.	2.5%
Google, Inc., Class A	2.5%
Cisco Systems, Inc.	2.3%
Intel Corp.	2.3%
Apple, Inc.	2.2%
Oracle Corp.	2.2%
QUALCOMM, Inc.	1.9%
Transocean, Inc.	1.9%
PepsiCo, Inc.	1.8%
Other	76.9%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Growth Fund

Common Stocks (99.7%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (3.1%)
Boeing Co. (The)	9,700	$637,484
Honeywell International, Inc.	36,200	1,820,136
Raytheon Co.	37,850	2,130,198
United Technologies Corp.	8,070	497,919

		5,085,737

Air Freight & Logistics (0.2%)
FedEx Corp.	5,000	393,950

Auto Components (0.4%)
Autoliv, Inc.	8,300	386,946
BorgWarner, Inc.	7,400	328,412

		715,358

Beverages (2.7%)
Coca-Cola Co. (The)	28,010	1,455,960
PepsiCo, Inc.	47,010	2,989,366

		4,445,326

Biotechnology (4.9%)
Celgene Corp.*	13,100	836,697
Cephalon, Inc.*	20,100	1,340,469
Genentech, Inc.*	19,300	1,464,870
Gilead Sciences, Inc.*	52,390	2,774,051
ImClone Systems, Inc.*	19,900	805,154
United Therapeutics Corp.*	9,360	914,940

		8,136,181

Capital Markets (3.1%)
Bank of New York Mellon Corp.	10,900	412,347
Goldman Sachs Group, Inc. (The)	5,620	982,938
Invesco Ltd.	55,900	1,340,482
Investment Technology Group, Inc.*	7,050	235,893
Northern Trust Corp.	6,200	425,134
State Street Corp.	26,590	1,701,494

		5,098,288

Chemicals (2.9%)
Celanese Corp., Series A	17,000	776,220
E.I. Du Pont de Nemours & Co.	14,700	630,483
Monsanto Co.	21,146	2,673,700
Praxair, Inc.	7,800	735,072

		4,815,475

Communications Equipment (6.1%)
Cisco Systems, Inc.*	160,830	3,740,906
Corning, Inc.	13,790	317,859
Juniper Networks, Inc.*	55,900	1,239,862
QUALCOMM, Inc.	72,410	3,212,832
Research In Motion Ltd.*	13,660	1,596,854

		10,108,313

Computers & Peripherals (5.6%)
Apple, Inc.*	22,110	3,702,098
Dell, Inc.*	73,900	1,616,932
Hewlett-Packard Co.	60,340	2,667,631
International Business Machines Corp.	8,900	1,054,917
Seagate Technology	13,350	255,386

		9,296,964

Construction & Engineering (0.8%)
Foster Wheeler Ltd.*	17,800	1,302,070

Consumer Finance (1.2%)
MasterCard, Inc., Class A	3,400	902,768
Visa, Inc., Class A*	13,510	1,098,498

		2,001,266

Diversified Financial Services (1.0%)
IntercontinentalExchange, Inc.*	11,240	1,281,360
NYSE Euronext	8,000	405,280

		1,686,640

Electrical Equipment (2.2%)
Ametek, Inc.	24,775	1,169,876
Emerson Electric Co.	50,000	2,472,500

		3,642,376

Energy Equipment & Services (6.4%)
Cameron International Corp.*	18,300	1,012,905
Halliburton Co.	40,640	2,156,765
National Oilwell Varco, Inc.*	14,300	1,268,696
Schlumberger Ltd.	27,400	2,943,582
Transocean, Inc.*	21,025	3,204,000

		10,585,948

Food & Staples Retailing (4.5%)
CVS Caremark Corp.	56,069	2,218,650
Kroger Co. (The)	33,600	970,032
Wal-Mart Stores, Inc.	74,660	4,195,892

		7,384,574

Health Care Equipment & Supplies (4.9%)
Baxter International, Inc.	44,060	2,817,196
Beckman Coulter, Inc.	6,200	418,686
Becton, Dickinson & Co.	21,050	1,711,365
Hospira, Inc.*	13,300	533,463
St. Jude Medical, Inc.*	37,750	1,543,220
Stryker Corp.	16,400	1,031,232

		8,055,162

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Growth Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Health Care Providers & Services (2.0%)
Aetna, Inc.	25,100	$1,017,303
Humana, Inc.*	18,600	739,722
UnitedHealth Group, Inc.	28,700	753,375
Universal Health Services, Inc., Class B	13,100	828,182

		3,338,582

Hotels, Restaurants & Leisure (4.4%)
Brinker International, Inc.	45,150	853,335
Burger King Holdings, Inc.	46,700	1,251,093
Darden Restaurants, Inc.	46,550	1,486,807
McDonald’s Corp.	40,650	2,285,343
WMS Industries, Inc.*	44,000	1,309,880

		7,186,458

Household Products (1.5%)
Colgate-Palmolive Co.	30,300	2,093,730
Procter & Gamble Co. (The)	5,270	320,469

		2,414,199

Industrial Conglomerate (0.3%)
3M Co.	7,350	511,487

Information Technology Services (1.5%)
Alliance Data Systems Corp.*	23,300	1,317,615
Cognizant Technology Solutions Corp., Class A*	37,220	1,210,022

		2,527,637

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	24,400	848,876
Google, Inc., Class A*	7,970	4,195,567

		5,044,443

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	8,500	303,620

Life Sciences Tools & Services (1.3%)
PerkinElmer, Inc.	12,000	334,200
Thermo Fisher Scientific, Inc.*	33,450	1,864,169

		2,198,369

Machinery (2.6%)
Caterpillar, Inc.	8,610	635,590
Deere & Co.	20,500	1,478,665
Harsco Corp.	10,520	572,393
PACCAR, Inc.	6,700	280,261
Parker Hannifin Corp.	19,500	1,390,740

		4,357,649

Media (2.1%)
Comcast Corp., Class A	67,800	1,286,166
Time Warner, Inc.	37,250	551,300
Walt Disney Co. (The)	52,640	1,642,368

		3,479,834

Metals & Mining (1.2%)
Freeport-McMoRan Copper & Gold, Inc.	17,027	1,995,394

Multiline Retail (0.8%)
Kohl’s Corp.*	33,100	1,325,324

Natural Gas Utility (0.4%)
Questar Corp.	8,500	603,840

Oil, Gas & Consumable Fuels (6.3%)
Cabot Oil & Gas Corp.	21,000	1,422,330
Chesapeake Energy Corp.	12,900	850,884
CONSOL Energy, Inc.	12,740	1,431,594
EOG Resources, Inc.	9,840	1,291,008
Exxon Mobil Corp.	6,300	555,219
Noble Energy, Inc.	3,900	392,184
Occidental Petroleum Corp.	10,100	907,586
PetroHawk Energy Corp.*	19,300	893,783
Range Resources Corp.	17,920	1,174,477
Williams Cos., Inc. (The)	35,570	1,433,826

		10,352,891

Pharmaceuticals (4.6%)
Abbott Laboratories	42,400	2,245,928
Bristol-Myers Squibb Co.	53,000	1,088,090
Johnson & Johnson	7,370	474,186
Merck & Co., Inc.	33,400	1,258,846
Teva Pharmaceutical Industries Ltd. ADR — IL	35,560	1,628,648
Wyeth	20,300	973,588

		7,669,286

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	4,000	399,560
Union Pacific Corp.	6,700	505,850

		905,410

Semiconductors & Semiconductor Equipment (4.9%)
Altera Corp.	45,700	945,990
Intel Corp.	173,380	3,724,202
Marvell Technology Group Ltd.*	115,450	2,038,847
Texas Instruments, Inc.	18,900	532,224
Xilinx, Inc.	32,900	830,725

		8,071,988

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Software (8.3%)
Adobe Systems, Inc.*	53,700	$2,115,243
Electronic Arts, Inc.*	25,500	1,132,965
McAfee, Inc.*	33,600	1,143,408
Microsoft Corp.	210,960	5,803,510
Oracle Corp.*	170,900	3,588,900

		13,784,026

Specialty Retail (1.3%)
J Crew Group, Inc.*(a)	29,800	983,698
Lowe’s Cos., Inc.	15,900	329,925
Ross Stores, Inc. (a)	22,700	806,304

		2,119,927

Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc.*	40,200	1,160,976
Nike, Inc., Class B	18,100	1,078,941

		2,239,917

Wireless Telecommunication Services (0.9%)
Crown Castle International Corp.*	29,500	1,142,536
Telephone & Data Systems, Inc.	5,500	259,984

		1,402,520

Total Common Stocks		164,586,429

Repurchase Agreements (0.3%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $236,036, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $240,741	$236,020	236,020
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $318,696, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $325,049	318,676	318,676

Total Repurchase Agreements		554,696

Repurchase Agreement (0.7%)

Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $1,220,572, collateralized by U.S. Government Agency Mortgages ranging 2.64%-15.43%, maturing 12/15/13-05/25/38; total market value of $1,244,898	$1,220,487	1,220,488

Total Securities Purchased With Collateral For Securities On Loan		1,220,488

Total Investments (Cost $166,449,820) (b) — 100.7%		166,361,613

Liabilities in excess of other assets — (0.7)%		(1,227,057)

NET ASSETS — 100.0%		$165,134,556

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2008.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IL	Israel

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Growth Fund

Assets:
Investments, at value (cost $164,674,636)*	$164,586,429
Repurchase agreements, at cost and value†	1,775,184

Total Investments	166,361,613

Cash	1,189
Interest and dividends receivable	80,575
Receivable for capital shares issued	110
Receivable for investments sold	11,344,316
Prepaid expenses and other assets	1,513

Total Assets	177,789,316

Liabilities:
Payable for investments purchased	11,130,790
Payable upon return of securities loaned (Note 2)	1,220,488
Payable for capital shares redeemed	183,055
Accrued expenses and other payables:
Investment advisory fees	85,448
Fund administration and transfer agent fees	8,929
Administrative services fees	9,867
Custodian fees	2,120
Trustee fees	5,186
Compliance program costs (Note 3)	305
Other	8,572

Total Liabilities	12,654,760

Net Assets	$165,134,556

Represented by:
Capital	$432,024,762
Accumulated net investment income	65,202
Accumulated net realized losses from investment transactions	(266,867,201)
Net unrealized appreciation/(depreciation) from investments	(88,207)

Net Assets	$165,134,556

Net Assets:
Class I Shares	$135,893,677
Class IV Shares	29,240,879

Total	$165,134,556

Shares outstanding (unlimited number of shares authorized):
Class I Shares	10,620,440
Class IV Shares	2,286,153

Total	12,906,593

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.80
Class IV Shares	$12.79

*	Includes value of securities on loan of $2,044,894 (Note 2).

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $1,220,488.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Growth Fund

INVESTMENT INCOME:
Interest income	$15,004
Dividend income	900,381
Income from securities lending (Note 2)	29,095

Total Income	944,480

Expenses:
Investment advisory fees	531,187
Fund administration and transfer agent fees	44,945
Administrative services fees Class I Shares	64,998
Administrative services fees Class IV Shares	21,950
Custodian fees	13,397
Trustee fees	7,190
Compliance program costs (Note 3)	6
Other	26,557

Total expenses before earnings credit	710,230
Earnings credit (Note 6)	(1,233)

Net Expenses	708,997

Net Investment Income	235,483

REALIZED/UNREALIZED (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(5,859,097)
Net change in unrealized appreciation/ (depreciation) from investments	(18,124,393)

Net realized/unrealized losses from investments	(23,983,490)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,748,007)

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Growth Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$235,483	$357,188
Net realized gains (losses) from investment transactions	(5,859,097)	32,528,293
Net change in unrealized appreciation/(depreciation) from investments	(18,124,393)	3,877,897

Change in net assets resulting from operations	(23,748,007)	36,763,378

Distributions to Shareholders From:
Net investment income:
Class I	(141,969)	(296,662)
Class IV	(28,312)	(64,401)

Change in net assets from shareholder distributions	(170,281)	(361,063)

Change in net assets from capital transactions	(18,020,558)	(34,878,058)

Change in net assets	(41,938,846)	1,524,257

Net Assets:
Beginning of period	207,073,402	205,549,145

End of period	$165,134,556	$207,073,402

Accumulated net investment income at end of period	$65,202	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,622,846	$11,924,879
Dividends reinvested	141,958	296,650
Cost of shares redeemed	(18,005,181)	(42,043,443)

	(16,240,377)	(29,821,914)

Class IV Shares
Proceeds from shares issued	619,231	1,331,716
Dividends reinvested	28,312	64,398
Cost of shares redeemed	(2,427,724)	(6,452,258)

	(1,780,181)	(5,056,144)

Change in net assets from capital transactions	$(18,020,558)	$(34,878,058)

SHARE TRANSACTIONS:
Class I Shares
Issued	122,909	863,596
Reinvested	11,099	21,045
Redeemed	(1,372,248)	(3,151,985)

	(1,238,240)	(2,267,344)

Class IV Shares
Issued	47,325	98,831
Reinvested	2,215	4,545
Redeemed	(184,804)	(476,196)

	(135,264)	(372,820)

Total change in shares	(1,373,504)	(2,640,164)

See accompanying notes to financial statements.

10 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Growth Fund

		Investment Activities			Distributions						Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net			Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment		Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income		Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	14.50	0.02	(1.71)	(1.69)	(0.01)		(0.01)	12.80	(11.64%)	135,894	0.79%	0.28%	0.79%	122.46%
Year ended December 31, 2007	12.15	0.02	2.35	2.37	(0.02)		(0.02)	14.50	19.54%	171,966	0.86%	0.17%	0.86%	244.42%
Year ended December 31, 2006	11.45	0.01	0.70	0.71	(0.01)		(0.01)	12.15	6.17%	171,610	0.87%	0.04%	(e)	294.57%
Year ended December 31, 2005	10.76	0.01	0.69	0.70	(0.01)		(0.01)	11.45	6.50%	199,446	0.87%	0.05%	(e)	275.31%
Year ended December 31, 2004	9.98	0.02	0.79	0.81	(0.03)		(0.03)	10.76	8.16%	224,301	0.85%	0.26%	(e)	282.41%
Year ended December 31, 2003	7.52	0.01	2.45	2.46	–	(f)	–	9.98	32.74%	244,671	0.84%	0.09%	(e)	293.58%

Class IV Shares
Six Months ended June 30, 2008 (Unaudited)	14.50	0.01	(1.71)	(1.70)	(0.01)		(0.01)	12.79	(11.71%)	29,241	0.85%	0.22%	0.85%	122.46%
Year ended December 31, 2007	12.15	0.03	2.35	2.38	(0.03)		(0.03)	14.50	19.56%	35,107	0.84%	0.18%	0.85%	244.42%
Year ended December 31, 2006	11.45	0.01	0.70	0.71	(0.01)		(0.01)	12.15	6.17%	33,939	0.87%	0.05%	(e)	294.57%
Year ended December 31, 2005	10.76	0.01	0.69	0.70	(0.01)		(0.01)	11.45	6.50%	36,209	0.87%	0.05%	(e)	275.31%
Year ended December 31, 2004	9.98	0.02	0.79	0.81	(0.03)		(0.03)	10.76	8.16%	38,067	0.85%	0.27%	(e)	282.41%
Period ended December 31, 2003 (g)	7.90	–	2.08	2.08	–	(f)	–	9.98	26.37%	34,090	0.84%	0.10%	(e)	293.58%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	The amount is less than $0.005 per share.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Growth Fund (the “Fund”) (formerly “Nationwide NVIT Growth Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”),as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 — quoted prices in active markets for identical assets.

• Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$164,586,429	$1,775,184	$—	$166,361,613

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

14 Semiannual Report 2008

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$2,044,894	$2,104,475*

*	Includes $883,987 in the form of U.S. Government Securities, interest rates ranging from 2.64% to 15.43%, and maturity dates ranging from 12/15/13 to 05/25/38.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. To the extent these changes are permanent (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

16 Semiannual Report 2008

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting subadvisers and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedules for the six months ended June 30, 2008:

Fee Schedule	Fees

Up to $250 million	0.600%

$250 million up to $1 billion	0.575%

$1 billion up to $2 billion	0.550%

$2 billion up to $5 billion	0.525%

On $5 billion or more	0.500%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $309,859 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund,, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $137,176 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2007, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $6.

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $217,913,301 and sales of $235,205,006.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include

18 Semiannual Report 2008

future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$168,810,259	$6,287,331	$(8,735,977)	$(2,448,646)

2008 Semiannual Report 19

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

20 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2008

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 25

Supplemental Information
(Unaudited) (Continued)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been good. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was low. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were low. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

26 Semiannual Report 2008

NVIT Government Bond Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

11	Financial Highlights

13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GB (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only.

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Government Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Government Bond Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	1,016.50	3.26	0.65
	Hypothetical	[b]	1,000.00	1,021.63	3.27	0.65

Class II	Actual		1,000.00	1,016.30	4.46	0.89
	Hypothetical	[b]	1,000.00	1,020.44	4.47	0.89

Class III	Actual		1,000.00	1,016.70	3.16	0.63
	Hypothetical	[b]	1,000.00	1,021.73	3.17	0.63

Class IV	Actual		1,000.00	1,016.40	3.41	0.68
	Hypothetical	[b]	1,000.00	1,021.48	3.42	0.68

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Government Bond Fund
June 30, 2008 (Unaudited)

Asset Allocation

U.S. Government Sponsored & Agency Obligations	55.8%
U.S. Government Sponsored Mortgage-Backed Obligations	23.2%
Collateralized Mortgage Obligations	17.5%
Repurchase Agreements	2.8%
Other Investments*	2.0%
Liabilities in excess of other assets**	-1.3%

100.0%

Top Holdings***

Federal National Mortgage Association, 5.23%, 01/29/10	7.9%
Federal National Mortgage Association, 5.63%, 11/15/21	7.4%
Federal National Mortgage Association, 5.08%, 05/14/10	5.2%
Federal National Mortgage Association, 4.66%, 05/01/13	3.8%
Federal Home Loan Bank, 5.25%, 11/03/09	3.7%
Federal Home Loan Mortgage Corp., 6.00%, 02/15/27	2.6%
Federal National Mortgage Association, 4.08%, 04/01/34	2.6%
Lightship Tankers LLC, 6.50%, 06/14/24	2.3%
Federal Home Loan Mortgage Corporation, 5.71%, 07/01/37	2.2%
Private Export Funding Corp. (PEFCO), 5.00%, 12/15/16	2.2%
Other	60.1%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Government Bond Fund

U.S. Government Sponsored & Agency Obligations (55.8%)

	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 5.50%, 07/15/11 (a)	$27,700,000	$29,356,515
Federal Farm Credit Bank
5.00%, 03/03/14	12,146,000	12,597,685
4.55%, 03/04/15	25,475,000	25,685,576
5.25%, 04/06/22	15,000,000	15,248,130
Federal Home Loan Bank
5.91%, 04/07/09	6,860,000	7,021,443
5.25%, 11/03/09 (b)	50,000,000	50,443,050
4.80%, 12/18/13	8,350,000	8,580,986
5.00%, 03/14/14	17,925,000	18,584,192
4.63%, 09/11/20	20,980,000	20,263,009
Federal Home Loan Mortgage Corp., 5.60%, 09/26/13	25,000,000	25,142,625
Federal National Mortgage Association
5.23%, 01/29/10	106,515,000	107,915,353
5.08%, 05/14/10	70,000,000	71,328,390
8.20%, 03/10/16	10,000,000	12,292,550
5.63%, 11/15/21	100,000,000	101,393,200
6.00%, 04/18/36	9,822,000	10,091,958
Financing Corp.
10.70%, 10/06/17	5,000,000	7,218,930
9.65%, 11/02/18	8,740,000	12,128,620
Government Loan Trust 0.00%, 04/01/15	6,072,000	4,607,737
Housing & Urban Development, 7.08%, 08/01/16	4,005,000	4,017,524
Housing Urban Development
4.56%, 08/01/17	21,069,000	21,020,963
4.96%, 08/01/20	15,967,000	15,979,774
5.05%, 08/01/21	16,852,000	16,852,000
Lightship Tanker Light, 6.50%, 06/14/24	23,161,000	25,641,173
Lightship Tankers LLC, 6.50%, 06/14/24	27,495,365	31,579,801
Private Export Funding Corp. (PEFCO), 5.00%, 12/15/16	30,000,000	30,689,460
Tennessee Valley Authority Series C, 4.75%, 08/01/13	20,000,000	20,473,800
5.50%, 07/18/17 (b)	25,000,000	26,349,650
5.88%, 04/01/36 (b)	20,000,000	21,542,720
5.98%, 04/01/36	11,588,000	12,472,419

Total U.S. Government Sponsored & Agency Obligations		766,519,233

Collateralized Mortgage Obligations (17.5%)

	Principal
	Amount	Value

Fannie Mae REMICS, Series 2003-66, Class AP, 3.50%, 11/25/32	$1,976,832	$1,847,685
Federal Home Loan Mortgage Corp.
5.50%, 09/15/10	2,447,718	2,486,006
5.50%, 08/15/13	4,921,749	4,988,402
5.50%, 07/15/17	7,090,438	7,260,299
5.50%, 10/15/17	11,763,313	12,043,903
5.50%, 10/15/17	18,327,065	18,713,901
5.50%, 01/15/20	8,000,000	8,182,106
4.56%, 06/15/25	22,000,000	20,851,013
6.00%, 02/15/27	34,535,000	35,672,583
5.00%, 04/15/29	26,000,000	26,276,000
5.50%, 05/15/34	10,706,061	10,903,813
6.00%, 03/15/36	26,365,666	27,344,014
Federal National Mortgage Association
5.50%, 09/25/11	6,215,000	6,390,922
5.00%, 07/25/23	6,000,000	5,795,885
7.00%, 08/25/23	3,943,121	4,186,130
5.50%, 04/25/24	12,486,462	12,672,505
Freddie Mac REMICS, Series 2677, Class LE, 4.50%, 09/15/18	27,119,132	26,244,689
Vendee Mortgage Trust, Series 1996-2, Class IZ, 6.75%, 06/15/26	7,830,242	8,322,172

Total Collateralized Mortgage Obligations		240,182,028

U.S. Government Sponsored Mortgage-Backed Obligations (23.2%)

Fannie Mae, Pool # 383661, 6.62%, 06/01/16	10,480,322	11,264,937
Federal Home Loan Mortgage Corporation
5.81%, 06/01/35 (c)	15,101,499	15,383,487
5.71%, 07/01/37	30,434,638	30,699,977
Federal National Mortgage Association
5.70%, 01/01/09	4,349,696	4,339,222
7.41%, 04/01/10	13,804,294	14,372,589
4.66%, 05/01/13	52,534,597	51,882,597
5.60%, 09/01/18	11,094,786	11,212,901
5.56%, 12/01/21	11,400,000	11,441,964
4.08%, 04/01/34	35,045,120	35,354,362
4.95%, 09/01/34 (c)	12,175,749	12,220,498
4.69%, 10/01/34	7,512,257	7,518,336
4.75%, 04/01/35 (c)	12,948,808	12,984,306
4.79%, 05/01/35 (c)	10,669,979	10,714,821

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Sponsored Mortgage-Backed Obligations (continued)
	Principal
	Amount	Value

Federal National Mortgage Association (continued)

4.88%, 05/01/35	$16,809,531	$16,901,193
5.25%, 05/01/35 (c)	7,644,959	7,746,395
4.88%, 07/01/35 (c)	27,536,392	27,729,233
6.31%, 08/01/36	8,329,759	8,851,054
5.62%, 09/01/36 (c)	27,957,934	28,500,642

Total U.S. Government Sponsored Mortgage-Backed Obligations		319,118,514

Repurchase Agreements (2.8%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $16,627,988, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $16,959,436	16,626,898	16,626,898
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $22,451,172, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $22,898,694	22,449,700	22,449,700

Total Repurchase Agreements		39,076,598

Securities Purchased With Collateral For Securities On Loan (2.0%)
	Principal
	Amount	Value

Repurchase Agreement (2.0%)
Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $27,360,300, collateralized by U.S. Government Agency Mortgages ranging 2.64%—15.43%, maturing 12/15/13—05/25/38; total market value of $27,905,568	$27,358,400	$27,358,400

Total Securities Purchased With Collateral For Securities On Loan		27,358,400

Total Investments (Cost $1,372,933,265) (d) — 101.3%		1,392,254,773

Liabilities in excess of other assets — (1.3)%		(17,320,172)

NET ASSETS — 100.0%		$1,374,934,601

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 2.1% of net assets.

(b)	All or a part of the security was on loan as of June 30, 2008.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(d)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompany notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Government
Bond Fund

Assets:
Investments, at value (cost $1,306,498,267)*	$1,325,819,775
Repurchase agreements, at cost and value†	66,434,998

Total Investments	1,392,254,773

Interest and dividends receivable	11,811,327
Receivable for capital shares issued	80,061
Prepaid expenses and other assets	12,103

Total Assets	1,404,158,264

Liabilities:
Payable upon return of securities loaned (Note 2)	27,358,400
Payable for capital shares redeemed	1,128,857
Accrued expenses and other payables:
Investment advisory fees	528,948
Fund administration and transfer agent fees	83,583
Distribution fees	2,704
Administrative services fees	94,764
Custodian fees	4,516
Trustee fees	17,343
Compliance program costs (Note 3)	2,334
Other	2,214

Total Liabilities	29,223,663

Net Assets	$1,374,934,601

Represented by:
Capital	$1,360,941,436
Accumulated net investment income	1,931,762
Accumulated net realized losses from investment transactions	(7,260,105)
Net unrealized appreciation/(depreciation) from investments	19,321,508

Net Assets	$1,374,934,601

Net Assets:
Class I Shares	$1,305,387,910
Class II Shares	13,254,906
Class III Shares	21,571,248
Class IV Shares	34,720,537

Total	$1,374,934,601

Shares outstanding (unlimited number of shares authorized):
Class I Shares	112,817,585
Class II Shares	1,148,978
Class III Shares	1,864,050
Class IV Shares	3,001,057

Total	118,831,670

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.57
Class II Shares	$11.54
Class III Shares	$11.57
Class IV Shares	$11.57

*	Includes value of securities on loan of $29,018,943 (Note 2).

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $27,358,400.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Government
Bond Fund

INVESTMENT INCOME:
Interest income	$35,381,650
Income from securities lending (Note 2)	163,332

Total Income	35,544,982

Expenses:
Investment advisory fees	3,256,925
Fund administration and transfer agent fees	346,382
Distribution fees Class II Shares	17,001
Administrative services fees Class I Shares	683,993
Administrative services fees Class II Shares	6,256
Administrative services fees Class III Shares	8,740
Administrative services fees Class IV Shares	23,227
Custodian fees	31,230
Trustee fees	37,230
Compliance program costs (Note 3)	609
Other	126,850

Total expenses before earnings credit	4,538,443
Earnings credit (Note 6)	(9,296)

Net Expenses	4,529,147

Net Investment Income	31,015,835

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,774,213
Net change in unrealized appreciation/(depreciation) from investments	(11,390,607)

Net realized/unrealized losses from investments	(8,616,394)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$22,399,441

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Government Bond Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$31,015,835	$54,303,127
Net realized gains (losses) from investment transactions	2,774,213	(1,956,772)
Net change in unrealized appreciation/(depreciation) from investments	(11,390,607)	32,389,849

Change in net assets resulting from operations	22,399,441	84,736,204

Distributions to Shareholders From:
Net investment income:
Class I	(28,526,107)	(51,232,995)
Class II	(274,852)	(594,198)
Class III	(469,500)	(787,435)
Class IV	(754,955)	(1,574,233)

Change in net assets from shareholder distributions	(30,025,414)	(54,188,861)

Change in net assets from capital transactions	78,763,584	141,707,830

Change in net assets	71,137,611	172,255,173

Net Assets:
Beginning of period	1,303,796,990	1,131,541,817

End of period	$1,374,934,601	$1,303,796,990

Accumulated net investment income at end of period	$1,931,762	$941,341

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$199,992,650	$277,099,669
Dividends reinvested	28,525,995	51,232,898
Cost of shares redeemed	(151,599,342)	(189,470,269)

	76,919,303	138,862,298

Class II Shares
Proceeds from shares issued	675,091	870,676
Dividends reinvested	274,852	594,198
Cost of shares redeemed	(1,653,354)	(2,265,886)

	(703,411)	(801,012)

Class III Shares
Proceeds from shares issued	8,226,296	11,957,617
Dividends reinvested	469,500	787,434
Cost of shares redeemed (a)	(5,554,472)	(7,715,709)

	3,141,324	5,029,342

Class IV Shares
Proceeds from shares issued	2,635,845	3,631,859
Dividends reinvested	754,955	1,574,230
Cost of shares redeemed	(3,984,432)	(6,588,887)

	(593,632)	(1,382,798)

Change in net assets from capital transactions	$78,763,584	$141,707,830

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	16,975,729	24,210,354
Reinvested	2,453,151	4,501,634
Redeemed	(12,894,573)	(16,539,141)

	6,534,307	12,172,847

Class II Shares
Issued	57,350	76,122
Reinvested	23,710	52,391
Redeemed	(140,851)	(198,401)

	(59,791)	(69,888)

Class III Shares
Issued	698,263	1,042,640
Reinvested	40,388	69,174
Redeemed	(472,687)	(673,558)

	265,964	438,256

Class IV Shares
Issued	224,340	317,934
Reinvested	64,949	138,394
Redeemed	(338,672)	(575,513)

	(49,383)	(119,185)

Total change in shares	6,691,097	12,422,030

(a)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Government Bond Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	11.63	0.26	(0.07)	0.19	(0.25)	–	(0.25)	11.57	1.65%	1,305,388	0.65%	4.50%	0.65%	22.80%
Year ended December 31, 2007	11.35	0.51	0.28	0.79	(0.51)	–	(0.51)	11.63	7.16%	1,235,739	0.72%	4.52%	0.72%	87.90%
Year ended December 31, 2006	11.54	0.48	(0.11)	0.37	(0.47)	(0.09)	(0.56)	11.35	3.34%	1,067,945	0.73%	4.16%	(e)	93.01%
Year ended December 31, 2005	11.62	0.43	(0.06)	0.37	(0.43)	(0.02)	(0.45)	11.54	3.26%	1,117,512	0.73%	3.65%	(e)	87.79%
Year ended December 31, 2004	12.13	0.47	(0.08)	0.39	(0.66)	(0.24)	(0.90)	11.62	3.26%	1,222,615	0.73%	3.75%	(e)	69.37%
Year ended December 31, 2003 (f)	12.28	0.50	(0.25)	0.25	(0.38)	(0.02)	(0.40)	12.13	2.00%	1,488,089	0.73%	4.12%	(e)	40.46%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	11.59	0.25	(0.06)	0.19	(0.24)	–	(0.24)	11.54	1.63%	13,255	0.89%	4.27%	0.89%	22.80%
Year ended December 31, 2007	11.32	0.49	0.26	0.75	(0.48)	–	(0.48)	11.59	6.91%	14,013	0.97%	4.27%	0.97%	87.90%
Year ended December 31, 2006	11.51	0.45	(0.11)	0.34	0.44	(0.09)	(0.53)	11.32	3.00%	14,470	0.98%	3.91%	(e)	93.01%
Year ended December 31, 2005	11.59	0.40	(0.06)	0.34	(0.40)	(0.02)	(0.42)	11.51	3.01%	15,765	0.98%	3.40%	(e)	87.79%
Year ended December 31, 2004	12.10	0.44	(0.08)	0.36	(0.63)	(0.24)	(0.87)	11.59	3.01%	17,643	0.98%	3.50%	(e)	69.37%
Year ended December 31, 2003 (f)	12.26	0.47	(0.25)	0.22	(0.36)	(0.02)	(0.38)	12.10	1.77%	20,998	0.98%	3.85%	(e)	40.46%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	11.63	0.25	(0.06)	0.19	(0.25)	–	(0.25)	11.57	1.67%	21,571	0.63%	4.53%	0.63%	22.80%
Year ended December 31, 2007	11.35	0.49	0.30	0.79	(0.51)	–	(0.51)	11.63	7.15%	18,583	0.73%	4.51%	0.73%	87.90%
Year ended December 31, 2006	11.54	0.47	(0.10)	0.37	0.47	(0.09)	(0.56)	11.35	3.35%	13,164	0.72%	4.21%	(e)	93.01%
Year ended December 31, 2005	11.63	0.40	(0.04)	0.36	(0.43)	(0.02)	(0.45)	11.54	3.18%	10,604	0.73%	3.66%	(e)	87.79%
Year ended December 31, 2004	12.14	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	11.63	3.27%	6,854	0.73%	3.72%	(e)	69.37%
Year ended December 31, 2003 (f)	12.27	0.50	(0.24)	0.26	(0.37)	(0.02)	(0.39)	12.14	2.11%	4,369	0.73%	4.10%	(e)	40.46%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	Net investment income (loss) is based on average shares outstanding during the period.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Government Bond Fund (Continued)

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class IV Shares
Six Months ended June 30, 2008 (Unaudited)	11.63	0.26	(0.07)	0.19	(0.25)	–	(0.25)	11.57	1.64%	34,721	0.68%	4.48%	0.68%	22.80%
Year ended December 31, 2007	11.35	0.52	0.27	0.79	(0.51)	–	(0.51)	11.63	7.26%	35,462	0.70%	4.53%	0.71%	87.90%
Year ended December 31, 2006	11.53	0.48	(0.10)	0.38	(0.47)	(0.09)	(0.56)	11.35	3.34%	35,962	0.73%	4.16%	(e)	93.01%
Year ended December 31, 2005	11.62	0.43	(0.07)	0.36	(0.43)	(0.02)	(0.45)	11.53	3.17%	39,264	0.73%	3.65%	(e)	87.79%
Year ended December 31, 2004	12.13	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	11.62	3.27%	41,019	0.73%	3.74%	(e)	69.37%
Period ended December 31, 2003 (g)	12.29	0.34	(0.24)	0.10	(0.26)	–	(0.26)	12.13	0.84%	43,244	0.70%	4.07%	(e)	40.46%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	Net investment income (loss) is based on average shares outstanding during the period.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Government Bond Fund (the “Fund”) (formerly “Nationwide NVIT Government Bond Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 — quoted prices in active markets for identical assets.

• Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$—	$1,392,254,773	$—	$1,392,254,773

14 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$29,018,943	$29,572,547	*

*	Includes $2,214,147 in the form of U.S. Government securities, interest rates ranging from 2.64% to 15.43%, and maturity dates ranging from 12/15/13 to 05/25/38.

(f)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based

16 Semiannual Report 2008

on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting subadvisers and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Effective January 1, 2008, Nationwide Asset Management, LLC (the “subadviser”), an affiliate of NFA, became the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Fees

Up to $250 million	0.500%

$250 million up to $1 billion	0.475%

$1 billion up to $2 billion	0.450%

$2 billion up to $5 billion	0.425%

$5 billion or more	0.400%

From such fees, pursuant to the sub advisory agreement, NFA paid the subadviser $843,995 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $1,025,896 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2007, by and among NFA and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $609.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III shares had contributions to capital due to collection of redemption fees in the amount of $20,437.

For the year ended December 31, 2007, Class III shares had contributions to capital due to collection of redemption fees in the amount of $4,509.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $417,253,320 and sales of $304,506,830.

For the six months ended June 30, 2008, the Fund had purchases of $370,849,865 and sales of $215,353,707 of U.S. Government securities.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No

18 Semiannual Report 2008

compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,372,933,265	$22,334,217	$(3,012,709)	$19,321,508

20 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 25

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

26 Semiannual Report 2008

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been good in all periods presented. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain and improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was below the median of the peer group funds. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were higher due in part to the Fund’s small asset base relative to the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 27

Supplemental Information
(Unaudited) (Continued)

B.	Submission of Matters to a Vote of Security Holders:

On December 11, 2007, a Special Meeting of Shareholders was held at which the shareholders of NVIT Government Bond Fund were asked to approve the Subadvisory Agreement among Nationwide Variable Insurance Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, on behalf of the Fund.

Voting Results

The voting results of the Fund on the proposal is presented below:

	Shares Voted	Shares Voted	Shares	Broker
Fund	For	Against	Abstained	Non-Votes	Total

NVIT Government Bond Fund	100,901,992.78	4,759,728.80	1,285,673.24	0.00	106,947,394.82

28 Semiannual Report 2008

NVIT Multi-Manager Small Company Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

20	Statement of Assets and Liabilities

22	Statement of Operations

23	Statement of Changes in Net Assets

25	Financial Highlights

27	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCO (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only.

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Multi-Manager Small Company Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending
			Account	Account	Expenses Paid	Expense Ratio
			Value ($)	Value ($)	During Period ($)	During Period (%)
NVIT Multi-Manager Small Company Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	902.70	5.44	1.15
	Hypothetical	[b]	1,000.00	1,019.14	5.77	1.15

Class II	Actual		1,000.00	901.70	6.76	1.43
	Hypothetical	[b]	1,000.00	1,017.75	7.17	1.43

Class III	Actual		1,000.00	903.10	5.11	1.08
	Hypothetical	[b]	1,000.00	1,019.49	5.42	1.08

Class IV	Actual		1,000.00	902.60	5.58	1.18
	Hypothetical	[b]	1,000.00	1,019.00	5.92	1.18

Class Y	Actual	[c]	1,000.00	981.90	2.65 *	1.02 *
	Hypothetical	[b]	1,000.00	1,019.79	5.12 *	1.02 *

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 96/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

[c]	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

2008 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Small Company Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	95.3%
Mutual Funds	3.6%
Exchange Traded Funds	0.7%
Other assets in excess of liabilities	0.4%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	7.6%
Software	5.2%
Machinery	4.6%
Hotels, Restaurants & Leisure	3.5%
Commercial Services & Supplies	3.3%
Internet Software & Services	3.0%
Insurance	2.8%
Health Care Providers & Services	2.8%
Energy Equipment & Services	2.7%
Real Estate Investment Trusts (REITs)	2.7%
Other	61.8%

100.0%

Top Holdings

Blackboard, Inc.	0.7%
Bucyrus International, Inc., Class A	0.7%
Kansas City Southern	0.7%
Bill Barrett Corp.	0.7%
Strayer Education, Inc.	0.6%
Blackbaud, Inc.	0.6%
J.B. Hunt Transport Services, Inc.	0.6%
MICROS Systems, Inc.	0.6%
Chicago Bridge & Iron Co. NV	0.6%
CoStar Group, Inc.	0.5%
Other	93.7%

100.0%

Top Countries

United States	72.2%
Japan	4.6%
United Kingdom	2.9%
Canada	1.6%
Germany	1.3%
Netherlands	1.1%
Australia	1.0%
China	1.0%
Italy	0.8%
Bermuda	0.7%
Other	12.8%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (95.3%)
	Shares	Value

ARGENTINA (0.2%)
Internet Software & Services (0.2%)
MercadoLibre, Inc.*	33,867	$1,168,073

AUSTRALIA (1.0%) (a)
Capital Markets (0.1%)
Babcock & Brown Capital Ltd.*	101,236	377,643

Chemicals (0.0%)
Incitec Pivot Ltd.	395	69,924

Commercial Services & Supplies (0.1%)
Seek Ltd.	111,167	531,160

Construction & Engineering (0.1%)
Ausenco Ltd.	47,048	686,512
Monadelphous Group Ltd.	50,000	628,247

		1,314,759

Health Care Providers & Services (0.1%)
Healthscope Ltd.	166,070	636,512

Hotels, Restaurants & Leisure (0.1%)
Flight Centre Ltd.	50,802	812,502

Insurance (0.1%)
Tower Australia Group Ltd.	238,197	659,964

Internet & Catalog Retail (0.0%)
Wotif.com Holdings Ltd.	55,425	149,564

Metals & Mining (0.1%)
Mincor Resources NL	210,268	665,266
Mineral Resources Ltd.	44,598	277,551

		942,817

Multiline Retail (0.1%)
David Jones Ltd.	131,425	354,365

Real Estate Management & Development (0.1%)
Becton Property Group	127,036	173,943
Sunland Group Ltd.	68,601	149,487

		323,430

Specialty Retail (0.1%)
JB Hi-Fi Ltd.	55,951	560,536

		6,733,176

AUSTRIA (0.1%) (a)
Energy Equipment & Services (0.1%)
Schoeller-Bleckmann Oilfield Equipment AG	7,466	800,164

BAHAMAS (0.2%)
Marine (0.1%)
Ultrapetrol Bahamas Ltd.*	36,590	461,400

Oil, Gas & Consumable Fuels (0.1%)
Teekay Tankers Ltd., Class A	27,402	636,000

		1,097,400

BELGIUM (0.5%) (a)
Communications Equipment (0.1%)
EVS Broadcast Equipment SA	3,671	326,484

Diversified Financial Services (0.1%)
GIMV NV	9,630	633,843

Oil, Gas & Consumable Fuels (0.2%)
Euronav NV	24,464	1,183,830

Wireless Telecommunication Services (0.1%)
Mobistar SA	10,953	884,022

		3,028,179

BERMUDA (0.7%)
Hotels, Restaurants & Leisure (0.1%)
Mandarin Oriental International Ltd.	308,042	537,650

Household Durables (0.0%)
Helen of Troy Ltd.*	1,943	31,321

Insurance (0.5%)
Allied World Assurance Co. Holdings Ltd.	18,001	713,200
American Safety Insurance Holdings Ltd.*	3,522	50,646
Aspen Insurance Holdings Ltd.	40,553	959,890
Assured Guaranty Ltd.	38,100	685,419
Platinum Underwriters Holdings Ltd.	19,050	621,220

		3,030,375

Oil, Gas & Consumable Fuels (0.1%)
Frontline Ltd.	8,700	607,086
Knightsbridge Tankers Ltd.	1,766	56,883
Nordic American Tanker Shipping Ltd.	8,667	336,453

		1,000,422

		4,599,768

BRAZIL (0.4%)
Household Durables (0.3%)
Gafisa SA ADR	46,614	1,602,123

Real Estate Management & Development (0.1%)
Brascan Residential Properties SA	152,802	829,513

		2,431,636

CANADA (1.6%)
Chemicals (0.1%)
Agrium, Inc.	6,600	709,764

Commercial Services & Supplies (0.1%)
Ritchie Bros Auctioneers, Inc.	25,900	702,667

Electric Utility (0.3%)
Brookfield Infrastructure Partners Limited Partnership	116,004	2,273,679

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

CANADA (continued)

Electronic Equipment & Instruments (0.3%)
Celestica, Inc.*	147,010	$1,239,294
GSI Group, Inc.*	69,000	535,440

		1,774,734

Energy Equipment & Services (0.1%)
Tesco Corp.*	24,000	766,800

Internet Software & Services (0.0%)
Open Text Corp.*	8,276	265,660

Metals & Mining (0.1%)
Gerdau Ameristeel Corp.	23,600	455,480
NovaGold Resources, Inc.*	23,600	175,820

		631,300

Oil, Gas & Consumable Fuels (0.2%)
Petrobank Energy & Resources Ltd.*	20,400	1,064,313

Software (0.1%)
Corel Corp.*	37,670	352,591

Textiles, Apparel & Luxury Goods (0.3%)
Lululemon Athletica, Inc.*	59,086	1,717,039

		10,258,547

CAYMAN ISLANDS (0.2%)
Food Products (0.0%)
Fresh Del Monte Produce, Inc.*	4,099	96,614

Insurance (0.2%)
Greenlight Capital Re Ltd., Class A*	52,920	1,209,751

Semiconductors & Semiconductor Equipment (0.0%)
Silicon Motion Technology Corp. ADR*	6,107	88,246

		1,394,611

CHINA (1.0%)
Automobiles (0.0%) (a)
Great Wall Motor Co. Ltd.	240,000	159,175

Electrical Equipment (0.2%) (a)
BYD Co. Ltd., Class H	102,500	131,641
Harbin Power Equipment Co. Ltd., Class H	522,000	759,145

		890,786

Hotels, Restaurants & Leisure (0.1%)
Ctrip.com International Ltd. ADR	17,774	813,694

Internet Software & Services (0.3%)
SINA Corp.*	50,927	2,166,944

Software (0.1%)
Longtop Financial Technologies Ltd. ADR*	51,574	854,065

Textiles, Apparel & Luxury Goods (0.1%) (a)
Weiqiao Textile Co.	883,500	689,264

Transportation Infrastructure (0.2%) (a)
Sichuan Expressway Co. Ltd.	1,136,000	326,385
Zhejiang Expressway Co. Ltd., Class H	832,000	642,626

		969,011

		6,542,939

DENMARK (0.3%) (a)
Chemicals (0.1%)
Auriga Industries AS, Class B	12,734	588,782

Commercial Banks (0.0%)
Amagerbanken AS	5,834	214,894

Food Products (0.1%)
East Asiatic Co. Ltd. AS	9,573	660,987

Marine (0.1%)
D/S Norden AS	3,425	366,776

Real Estate Management & Development (0.0%)
TK Development*	13,711	178,521

		2,009,960

FINLAND (0.0%) (a)
Software (0.0%)
Tekla Oyj	15,400	193,684

FRANCE (0.7%) (a)
Agriculture (0.0%)
Internationale de Plantations d’Heveas SA	161	154,838

Distributor (0.1%)
IMS International Metal Service	18,856	636,471

Electrical Equipment (0.2%)
Nexans SA	8,692	1,065,169

Electronic Equipment & Instruments (0.0%)
Avenir Telecom	51,063	97,858

Health Care Equipment & Supplies (0.0%)
Audika	4,765	220,393

Hotels, Restaurants & Leisure (0.1%)
Pierre & Vacances	2,413	248,154

Information Technology Services (0.0%)
Sopra Group SA	3,023	237,169

Natural Gas Utility (0.1%)
Rubis	7,000	605,665

Paper & Forest Products (0.0%)
Sequana Capital SA	7,005	134,314

Software (0.2%)
UBISOFT Entertainment*	13,179	1,152,423

		4,552,454

6 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

GERMANY (1.3%) (a)
Aerospace & Defense (0.1%)
MTU Aero Engines Holding AG	22,761	$743,086

Biotechnology (0.2%)
Biotest AG	13,003	1,089,247

Distributor (0.1%)
Medion AG	24,000	377,421

Electronic Equipment & Instruments (0.1%)
Epcos AG	47,678	774,201

Information Technology Services (0.1%)
Bechtle AG	23,820	669,873

Machinery (0.3%)
Demag Cranes AG	17,441	828,106
Draegerwerk AG	4,992	278,858
Duerr AG	3,411	139,177
Gildemeister AG	32,594	923,160

		2,169,301

Metals & Mining (0.2%)
Norddeutsche Affinerie AG	23,777	1,293,465

Trading Companies & Distributors (0.0%)
Phoenix Solar AG	1,706	128,511

Wireless Telecommunication Services (0.2%)
Freenet AG	53,672	968,583

		8,213,688

GREECE (0.1%) (a)
Hotels, Restaurants & Leisure (0.1%)
Intralot SA-Integrated Lottery Systems & Services	39,162	672,730

HONG KONG (0.5%)
Automobiles (0.0%) (a)
Dongfeng Motor Corp.	268,000	107,366

Communications Equipment (0.2%) (a)
VTech Holdings Ltd.	187,000	1,128,350

Distributor (0.1%)
Integrated Distribution Services Group Ltd.	222,900	437,493

Diversified Financial Services (0.0%) (a)
First Pacific Co.	224,000	141,260

Marine (0.2%) (a)
Chu Kong Shipping Development	1,414,000	219,404
Jinhui Shipping & Transportation Ltd.	78,073	756,766
Orient Overseas International Ltd.	19,500	97,672

		1,073,842

Real Estate Investment Trust (REIT) (0.0%) (a)
GZI Real Estate Investment Trust	427,000	154,328

Water Utility (0.0%) (a)
Guangdong Investment Ltd.	480,000	194,862

		3,237,501

INDIA (0.0%)
Internet Software & Services (0.0%)
Rediff.Com India Ltd. ADR*	38,126	296,239

IRELAND (0.6%)
Commercial Services & Supplies (0.0%) (a)
CPL Resources PLC	49,238	150,529

Food & Staples Retailing (0.1%) (a)
Fyffes PLC	329,772	316,689

Hotels, Restaurants & Leisure (0.1%) (a)
Paddy Power PLC	29,977	943,037

Life Sciences Tools & Services (0.2%)
ICON PLC ADR*	16,300	1,230,976

Oil, Gas & Consumable Fuels (0.1%) (a)
Dragon Oil PLC*	80,000	726,685

Trading Companies & Distributors (0.1%)
Genesis Lease Ltd. ADR	32,400	334,692

		3,702,608

ISRAEL (0.2%)
Information Technology Services (0.2%)
Ness Technologies, Inc.*	96,450	976,074

ITALY (0.8%) (a)
Commercial Banks (0.0%)
Banca Popolare di Milano Scarl	6,136	57,265

Construction Materials (0.2%)
Buzzi Unicem SpA	6,094	151,890
Buzzi Unicem SpA — RNC	39,236	685,892

		837,782

Household Durables (0.1%)
Indesit Co. SpA	59,780	663,980

Machinery (0.0%)
Biesse SpA	1,227	20,941
Prima Industrie SpA	3,000	80,348

		101,289

Media (0.0%)
Cairo Communication SpA	16,595	62,566

Multi-Utility (0.1%)
ACEA SpA	35,000	663,714

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

ITALY (continued)

Oil, Gas & Consumable Fuels (0.3%)
ERG SpA	46,089	$1,099,207
Saras SpA	175,305	995,072

		2,094,279

Pharmaceutical (0.1%)
Recordati SpA	90,753	704,947

		5,185,822

JAPAN (4.6%)
Air Freight & Logistics (0.2%) (a)
Kintetsu World Express, Inc.	37,600	962,558

Chemicals (0.2%) (a)
Kanto Denka Kogyo Co. Ltd.	60,000	362,379
Nippon Synthetic Chemical Industry Co. Ltd. (The)	118,000	599,507
Tohcello Co. Ltd.	5,500	34,169

		996,055

Construction & Engineering (0.4%) (a)
Kajima Corp.	180,000	629,822
NEC Networks & System Integration Corp.	64,700	816,448
Toyo Engineering Corp.	169,000	1,088,191

		2,534,461

Consumer Finance (0.1%) (a)
Hitachi Capital Corp.	30,000	483,263

Consumer Goods (0.0%) (a)
Sanei International Co. Ltd.	14,100	220,855

Distributors (0.3%) (a)
Canon Marketing Japan, Inc.	48,000	844,450
Fields Corp.	562	991,948

		1,836,398

Electrical Equipment (0.0%) (a)
Shinko Electric Co. Ltd.	63,000	196,437

Electronic Equipment & Instruments (0.1%) (a)
Daiwabo Information System Co. Ltd.	18,000	315,572
Ferrotec Corp.	12,900	183,887
Siix Corp.	35,200	245,248

		744,707

Energy Equipment & Services (0.1%) (a)
Shinko Plantech Co. Ltd.	57,800	893,698

Food & Staples Retailing (0.3%) (a)
Arcs Co. Ltd.	21,100	282,991
Maruetsu, Inc. (The)*	39,000	329,293
Ministop Co. Ltd.	18,000	385,962
Okuwa Co. Ltd.	47,000	697,802

		1,696,048

Food Products (0.1%) (a)
Yonekyu Corp.	30,000	360,965

Health Care Equipment & Supplies (0.3%) (a)
Aloka Co. Ltd.	46,100	636,008
Hogy Medical Co. Ltd.	14,900	755,567
Miraca Holdings, Inc.	21,700	519,963
Nihon Kohden Corp.	8,500	147,325

		2,058,863

Health Care Providers & Services (0.0%) (a)
BML, Inc.	10,800	205,480

Household Durables (0.1%) (a)
Nihon Eslead Corp.	16,300	131,112
Token Corp.	10,910	464,728

		595,840

Information Technology Services (0.0%) (a)
Hitachi Systems & Services Ltd.	13,000	225,120

Internet & Catalog Retail (0.1%)
Dena Co. Ltd.	132	777,624

Internet Software & Services (0.1%) (a)
Mitsui Knowledge Industry Co. Ltd.	992	279,583
Zappallas, Inc.	146	390,195

		669,778

Leisure Equipment & Products (0.2%)
Aruze Corp.	41,700	1,235,662
Mars Engineering Corp. (a)	22,800	335,210

		1,570,872

Life Sciences Tools & Services (0.1%) (a)
Eiken Chemical Co. Ltd.	51,600	427,716

Machinery (0.2%) (a)
Hosokawa Micron Corp.	56,000	395,751
Oiles Corp.	9,600	186,441
Tsugami Corp.	264,000	950,946

		1,533,138

Media (0.2%) (a)
Daiichikosho Co. Ltd.	12,800	128,785
SKY Perfect JSAT Holdings, Inc.	2,174	887,635
Wowow, Inc.	250	426,771

		1,443,191

Metals & Mining (0.4%) (a)
Kyoei Steel Ltd.	31,900	608,818
Osaka Steel Co. Ltd.	21,500	319,487
Pacific Metals & Mining Co. Ltd.	114,000	934,045
Yamato Kogyo Co. Ltd.	18,100	864,470

		2,726,820

Office Electronics (0.1%) (a)
Toshiba TEC Corp.	60,000	375,111

8 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

JAPAN (continued)

Personal Products (0.0%) (a)
Mandom Corp.	5,700	$144,799

Pharmaceuticals (0.1%) (a)
Kaken Pharmaceutical Co. Ltd.	44,000	366,639
Santen Pharmaceutical Co. Ltd.	4,800	120,483

		487,122

Real Estate Management & Development (0.2%) (a)
Apamanshop Holdings Co. Ltd.	708	145,534
Funai Zaisan Consultants Co. Ltd.	178	238,628
Hoosiers Corp.	355	78,505
Raysum Co. Ltd.	615	409,581
Sun Frontier Fudousan Co. Ltd.	213	138,590
Tosei Corp.	573	258,483

		1,269,321

Semiconductors & Semiconductor Equipment (0.1%) (a)
Ishii Hyoki Co. Ltd.	7,200	199,654
New Japan Radio Co. Ltd.	71,000	257,941

		457,595

Software (0.4%) (a)
Capcom Co. Ltd.	31,800	929,657
DTS Corp.	45,600	833,999
Hitachi Software Engineering Co. Ltd.	40,300	888,147

		2,651,803

Textiles, Apparel & Luxury Goods (0.1%) (a)
Fujibo Holdings, Inc.	232,000	438,126

Trading Companies & Distributors (0.1%) (a)
Kuroda Electric Co. Ltd.	61,200	910,421

		29,894,185

LIBERIA (0.1%)
Marine (0.1%)
Excel Maritime Carriers Ltd.	8,000	314,000

MARSHALL ISLANDS (0.4%)
Marine (0.4%)
Omega Navigation Enterprises, Inc., Class A	119,180	1,967,662
Safe Bulkers, Inc.*	40,510	763,208

		2,730,870

MEXICO (0.2%)
Transportation Infrastructure (0.2%)
Grupo Aeroportuario del Pacifico SA de CV ADR	43,525	1,278,329

NETHERLANDS (1.1%)
Commercial Services & Supplies (0.0%) (a)
USG People NV	6,306	114,022

Construction & Engineering (0.6%)
Chicago Bridge & Iron Co. NV	93,235	3,712,618

Energy Equipment & Services (0.1%)
Core Laboratories NV*	4,516	642,852

Office Electronics (0.1%) (a)
OCE NV	64,095	787,921

Semiconductors & Semiconductor Equipment (0.1%)
ASM International NV	13,876	416,280

Software (0.0%) (a)
Unit 4 Agresso NV	9,005	224,559

Transportation Infrastructure (0.2%) (a)
Smit Internationale NV	9,502	924,566

		6,822,818

NORWAY (0.4%) (a)
Capital Markets (0.1%)
ABG Sundal Collier Holding ASA	318,431	474,701
Acta Holding ASA	297,683	338,915

		813,616

Commercial Banks (0.1%)
SpareBank 1 Nord-Norge	10,340	174,491
Sparebanken Rogaland	40,912	375,266

		549,757

Construction & Engineering (0.1%)
Veidekke ASA	66,900	478,836

Energy Equipment & Services (0.1%)
Petroleum Geo-Services ASA*	25,000	612,465

Food Products (0.0%)
Cermaq ASA	4,700	56,003

		2,510,677

PORTUGAL (0.4%) (a)
Commercial Banks (0.1%)
Banco BPI SA	220,434	909,415

Construction Materials (0.2%)
Semapa-Sociedade de Investimento e Gestao	79,105	985,130

Food & Staples Retailing (0.1%)
Jeronimo Martins SGPS SA	72,390	524,756

		2,419,301

PUERTO RICO (0.2%)
Commercial Banks (0.2%)
First BanCorp. Puerto Rico	45,000	285,300
Oriental Financial Group	47,531	677,792

		963,092

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

REPUBLIC OF KOREA (0.1%)
Internet Software & Services (0.1%)
Gmarket, Inc. ADR*	32,960	$675,680

SINGAPORE (0.5%) (a)
Computers & Peripherals (0.0%)
Creative Technology Ltd.	34,300	156,650

Construction & Engineering (0.1%)
Rotary Engineering Ltd.	554,000	326,794

Distributor (0.1%)
Jardine Cycle & Carriage Ltd.	77,000	965,279

Diversified Financial Services (0.0%)
Macquarie International Infrastructure Fund Ltd.	493,000	288,386

Energy Equipment & Services (0.1%)
Ezra Holdings Ltd.	69,400	135,484
Hiap Seng Engineering Ltd.	901,000	202,527

		338,011

Industrial Conglomerate (0.0%)
Hong Leong Asia Ltd.	100,000	146,889

Oil, Gas & Consumable Fuels (0.1%)
Straits Asia Resources Ltd.	247,000	641,124

Real Estate Management & Development (0.1%)
Ho Bee Investment Ltd.	223,000	135,877
Wing Tai Holdings Ltd.	330,000	391,668

		527,545

Telecommunications (0.0%)
MobileOne Ltd.	100,000	138,601

		3,529,279

SPAIN (0.6%) (a)
Biotechnology (0.2%)
Grifols SA	35,931	1,144,304

Diversified Financial Services (0.1%)
Corp Financiera Alba	16,358	960,812

Machinery (0.1%)
Duro Felguera SA	56,577	550,225

Metals & Mining (0.2%)
Tubos Reunidos SA	175,870	1,071,951

		3,727,292

SWEDEN (0.7%) (a)
Commercial Services & Supplies (0.2%)
AF AB	8,600	243,666
Intrum Justitia AB	36,040	653,543

		897,209

Construction & Engineering (0.2%)
NCC AB	54,095	809,571
Peab AB	77,837	530,677

		1,340,248

Household Durables (0.1%)
JM AB	35,800	461,676

Metals & Mining (0.1%)
Boliden AB	84,235	680,333

Real Estate Management & Development (0.1%)
Kungsleden AB	116,184	857,219

Specialty Retail (0.0%)
KappAhl Holding AB*	27,700	188,326

		4,425,011

SWITZERLAND (0.5%) (a)
Biotechnology (0.1%)
Actelion Ltd.*	17,357	926,110

Electronic Equipment & Instruments (0.0%)
Inficon Holding AG	1,587	254,168

Health Care Providers & Services (0.2%)
Galenica AG	2,983	1,047,916

Insurance (0.1%)
Helvetia Holding AG	1,891	734,513

Machinery (0.1%)
Bobst Group AG	3,180	254,518
Kardex AG*	2,541	148,882

		403,400

		3,366,107

UNITED KINGDOM (2.9%)
Air Freight & Logistics (0.0%) (a)
Wincanton PLC	39,122	223,219

Capital Markets (0.3%) (a)
Close Brothers Group PLC	92,707	1,017,347
Tullett Prebon PLC	125,637	1,071,077

		2,088,424

Commercial Services & Supplies (0.4%) (a)
Babcock International Group	46,932	571,518
De La Rue PLC	61,380	1,086,400
ITE Group PLC	142,139	477,887
RPS Group PLC	122,711	728,866

		2,864,671

Construction & Engineering (0.1%) (a)
Keller Group PLC	24,145	299,338

Diversified Consumer Services (0.0%) (a)
BPP Holdings PLC	21,835	204,321

10 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Diversified Financial Services (0.2%)
Climate Exchange PLC*	4,992	$189,018
IG Group Holdings PLC (a)	121,752	797,199

		986,217

Diversified Telecommunication Services (0.1%) (a)
Kcom Group PLC	447,763	348,429

Energy Equipment & Services (0.2%) (a)
Petrofac Ltd.	104,397	1,529,618

Food Products (0.1%) (a)
Dairy Crest Group PLC	129,743	849,922

Health Care Equipment & Supplies (0.0%) (a)
SSL International PLC	17,353	153,879

Hotels, Restaurants & Leisure (0.1%) (a)
888 Holdings PLC	135,525	385,871
Sportingbet PLC*	204,648	138,250

		524,121

Independent Power Producers & Energy Traders (0.2%) (a)
Drax Group PLC	94,790	1,388,397

Industrial Conglomerate (0.1%) (a)
Tomkins PLC	196,020	586,785

Insurance (0.4%) (a)
Beazley Group PLC	376,135	827,835
Brit Insurance Holdings PLC	206,368	715,799
Chaucer Holdings PLC	627,823	998,753

		2,542,387

Internet & Catalog Retail (0.2%) (a)
Findel PLC	23,228	76,988
Home Retail Group PLC	221,444	956,787

		1,033,775

Media (0.1%) (a)
St. Ives PLC	183,675	602,341

Multiline Retail (0.0%) (a)
Debenhams PLC	115,006	102,100

Oil, Gas & Consumable Fuels (0.4%)
Hunting PLC (a)	73,091	1,275,191
Infinity Bio-Energy Ltd.*	94,500	363,825
Venture Production PLC (a)	40,000	689,841

		2,328,857

Real Estate Management & Development (0.0%) (a)
Capital & Regional PLC	35,380	133,680

Thrifts & Mortgage Finance (0.0%) (a)
Paragon Group of Cos PLC*	95,854	137,261

		18,927,742

UNITED STATES (72.2%)
Aerospace & Defense (0.7%)
AAR Corp.*	44,610	603,573
Argon ST, Inc.*	17,900	443,920
Cubic Corp.	9,619	214,311
Curtiss-Wright Corp.	9,000	402,660
Esterline Technologies Corp.*	18,123	892,739
Innovative Solutions & Support, Inc.*	57,000	367,650
Moog, Inc., Class A*	16,080	598,819
Teledyne Technologies, Inc.*	21,108	1,029,860

		4,553,532

Air Freight & Logistics (0.3%)
Forward Air Corp.	12,600	435,960
HUB Group, Inc., Class A*	26,953	919,906
Pacer International, Inc.	22,947	493,590
Star Bulk Carriers Corp.	3,485	41,088

		1,890,544

Airlines (0.1%)
Republic Airways Holdings, Inc.*	16,745	145,012
SkyWest, Inc.	49,500	626,175

		771,187

Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.	30,100	240,499
ArvinMeritor, Inc.	54,000	673,920
Autoliv, Inc.	2,185	101,865
Drew Industries, Inc.*	25,800	411,510
Hawk Corp., Class A*	2,203	40,976
Lear Corp.*	23,734	336,548
Stoneridge, Inc.*	4,634	79,056
TRW Automotive Holdings Corp.*	24,139	445,847

		2,330,221

Automobiles (0.1%)
Thor Industries, Inc.	35,270	749,840

Beverages (0.0%)
Boston Beer Co., Inc., Class A*	4,500	183,060

Biotechnology (0.5%)
Alnylam Pharmaceuticals, Inc.*	42,690	1,141,104
Cepheid, Inc.*	29,849	839,354
Cubist Pharmaceuticals, Inc.*	11,956	213,534
Enzon Pharmaceuticals, Inc.*	4,280	30,474
Martek Biosciences Corp.*	31,447	1,060,078
OSI Pharmaceuticals, Inc.*	4,218	174,288
Repligen Corp.*	3,942	18,606

		3,477,438

Building Products (0.5%)
Apogee Enterprises, Inc.	3,428	55,397
Gibraltar Industries, Inc.	43,820	699,805
Lennox International, Inc.	5,816	168,431
Quanex Building Products Corp.	23,700	352,182

2008 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Building Products (continued)

Simpson Manufacturing Co., Inc.	31,900	$757,306
Universal Forest Products, Inc.	50,000	1,498,000

		3,531,121

Capital Markets (2.0%)
Apollo Investment Corp.	15,000	214,950
Calamos Asset Management, Inc., Class A	26,897	458,056
FCStone Group, Inc.*	24,278	678,085
GFI Group, Inc.	46,520	419,145
Greenhill & Co., Inc.	38,577	2,077,757
Hercules Technology Growth Capital, Inc.	70,565	630,145
KBW, Inc.*	5,118	105,328
Knight Capital Group, Inc., Class A*	5,051	90,817
MCG Capital Corp.	72,200	287,356
Pzena Investment Management, Inc., Class A	73,760	941,178
Riskmetrics Group, Inc.*	157,033	3,084,128
Sanders Morris Harris Group, Inc.	93,586	634,513
SWS Group, Inc.	48,600	807,246
TradeStation Group, Inc.*	145,130	1,473,070
Waddell & Reed Financial, Inc., Class A	30,600	1,071,306

		12,973,080

Chemicals (1.5%)
Airgas, Inc.	15,000	875,850
Celanese Corp., Series A	19,617	895,712
CF Industries Holdings, Inc.	12,196	1,863,549
Ferro Corp.	10,980	205,985
Flotek Industries, Inc.*	12,300	253,626
Koppers Holdings, Inc.	8,430	352,964
Landec Corp.*	35,000	226,450
Olin Corp.	40,400	1,057,672
Omnova Solutions, Inc.*	130,000	361,400
Penford Corp.	100,650	1,497,672
RPM International, Inc.	30,500	628,300
Spartech Corp.	53,400	503,562
Terra Industries, Inc.	17,913	884,006

		9,606,748

Commercial Banks (2.1%)
Amcore Financial, Inc.	11,450	64,807
Bancfirst Corp.	4,667	199,748
Bank of Hawaii Corp.	21,861	1,044,956
Bank of the Ozarks, Inc.	18,700	277,882
Central Pacific Financial Corp.	13,300	141,778
City Holding Co.	27,977	1,140,622
Colonial BancGroup, Inc. (The)	52,800	233,376
Columbia Banking System, Inc.	38,800	750,004
Commerce Bancshares, Inc.	9,254	367,014
Community Bank System, Inc.	3,148	64,912
CVB Financial Corp.	29,010	273,854
East West Bancorp, Inc.	22,800	160,968
Financial Institutions, Inc.	4,369	70,166
First Citizens BancShares, Inc.	4,121	574,838
First Midwest Bancorp, Inc.	22,040	411,046
First Regional Bancorp*	4,267	23,938
First State Bancorp	1,520	8,360
FirstMerit Corp.	1,000	16,310
Fulton Financial Corp.	32,900	330,645
Glacier Bancorp, Inc.	26,600	425,334
Great Southern Bancorp, Inc.	42,600	345,912
Hanmi Financial Corp.	65,100	339,171
Midwest Banc Holdings, Inc.	17,310	84,300
National Penn Bancshares, Inc.	80,494	1,068,960
NBT Bancorp, Inc.	23,187	477,884
Old National Bancorp	27,900	397,854
Prosperity Bancshares, Inc.	6,397	170,992
Provident Bankshares Corp.	44,600	284,548
Renasant Corp.	37,746	555,999
Southside Bancshares, Inc.	977	18,016
Sterling Bancshares, Inc.	71,000	645,390
Sterling Financial Corp.	19,800	81,972
SVB Financial Group*	13,905	668,969
Union Bankshares Corp.	21,268	316,680
Webster Financial Corp.	20,200	375,720
Westamerica Bancorp	17,400	915,066

		13,327,991

Commercial Services & Supplies (2.5%)
Administaff, Inc.	11,200	312,368
Advisory Board Co. (The)*	52,934	2,081,894
Bowne & Co., Inc.	5,326	67,906
COMSYS IT Partners, Inc.*	16,249	148,191
Corporate Executive Board Co.	19,889	836,332
CoStar Group, Inc.*	78,513	3,489,903
Deluxe Corp.	31,100	554,202
Ennis, Inc.	62,300	974,995
Exponent, Inc.*	28,700	901,467
Healthcare Services Group	24,100	366,561
Interface, Inc., Class A	48,500	607,705
Kimball International, Inc., Class B	21,900	181,332
Knoll, Inc.	107,230	1,302,844
Layne Christensen Co.*	10,600	464,174
Rollins, Inc.	31,650	469,053
Schawk, Inc.	5,521	66,197
Standard Parking Corp.*	2,113	38,457
United Stationers, Inc.*	15,000	554,250
Viad Corp.	4,342	111,980
Volt Information Sciences, Inc.*	71,560	852,280
Watson Wyatt Worldwide, Inc., Class A	26,103	1,380,588

		15,762,679

Communications Equipment (1.3%)
ADC Telecommunications, Inc.*	67,900	1,002,883
Arris Group, Inc.*	114,468	967,255
Cogo Group, Inc.*	39,800	362,578

12 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Communications Equipment (continued)

CommScope, Inc.*	2,041	$107,703
Comtech Telecommunications Corp.*	9,833	481,817
Harmonic, Inc.*	5,038	47,911
Netgear, Inc.*	44,200	612,612
Oplink Communications, Inc.*	61,500	590,400
Powerwave Technologies, Inc.*	446,200	1,896,350
Riverbed Technology, Inc.*	100,300	1,376,116
Soapstone Networks, Inc.*	16,389	62,770
Sycamore Networks, Inc.*	255,200	821,744

		8,330,139

Computers & Peripherals (0.6%)
BancTec, Inc.*	108,400	384,820
Emulex Corp.*	86,689	1,009,927
Imation Corp.	27,500	630,300
Lexmark International, Inc., Class A*	12,419	415,167
Novatel Wireless, Inc.*	85,500	951,615
QLogic Corp.*	5,484	80,012
Super Micro Computer, Inc.*	275	2,029
Western Digital Corp.*	16,692	576,375

		4,050,245

Construction & Engineering (0.5%)
EMCOR Group, Inc.*	50,909	1,452,434
Michael Baker Corp.*	40,977	896,577
Perini Corp.*	15,806	522,388
Sterling Construction Co., Inc.*	8,968	178,104

		3,049,503

Construction Materials (0.6%)
Eagle Materials, Inc.	64,544	1,634,900
Texas Industries, Inc.	35,009	1,965,055
U.S. Concrete, Inc.*	27,832	132,480

		3,732,435

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	15,600	79,248
Advanta Corp., Class B	83,500	525,215
Cash America International, Inc.	33,341	1,033,571
EZCORP, Inc., Class A*	71,200	907,800

		2,545,834

Containers & Packaging (1.1%)
AptarGroup, Inc.	43,100	1,808,045
Crown Holdings, Inc.*	3,549	92,238
Greif, Inc., Class A	26,060	1,668,622
Myers Industries, Inc.	45,100	367,565
Rock-Tenn Co., Class A	85,140	2,553,349
Silgan Holdings, Inc.	11,588	587,975

		7,077,794

Distributor (0.4%)
LKQ Corp.*	135,012	2,439,667

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	37,109	1,448,735
Capella Education Co.*	15,800	942,470
ITT Educational Services, Inc.*	12,250	1,012,218
Matthews International Corp., Class A	21,000	950,460
Strayer Education, Inc.	19,634	4,104,880

		8,458,763

Diversified Financial Services (0.4%)
Financial Federal Corp.	92,950	2,041,182
Interactive Brokers Group, Inc., Class A*	16,711	536,924
Pico Holdings, Inc.*	400	17,380

		2,595,486

Diversified Telecommunication Services (0.4%)
CenturyTel, Inc.	22,491	800,455
Cincinnati Bell, Inc.*	50,686	201,730
Cogent Communications Group, Inc.*	93,662	1,255,071
NTELOS Holdings Corp.	1,979	50,207

		2,307,463

Electric Utilities (0.6%)
Allete, Inc.	13,800	579,600
El Paso Electric Co.*	19,141	378,992
UIL Holdings Corp.	17,400	511,734
UniSource Energy Corp.	25,100	778,351
Westar Energy, Inc.	68,800	1,479,888

		3,728,565

Electrical Equipment (1.1%)
Acuity Brands, Inc.	7,332	352,523
Belden, Inc.	24,200	819,896
Brady Corp., Class A	20,700	714,771
EnerSys*	22,900	783,867
General Cable Corp.*	13,600	827,560
GrafTech International Ltd.*	43,317	1,162,195
Regal-Beloit Corp.	15,623	660,072
Superior Essex, Inc.*	15,157	676,457
WESCO International, Inc.*	25,313	1,013,532
Woodward Governor Co.	6,075	216,634

		7,227,507

Electronic Equipment & Instruments (1.8%)
Anixter International, Inc.*	11,000	654,390
Avnet, Inc.*	22,900	624,712
Benchmark Electronics, Inc.*	50,500	825,170
Brightpoint, Inc.*	72,996	532,871
Dolby Laboratories, Inc., Class A*	15,653	630,816
DTS, Inc.*	43,550	1,363,986
FLIR Systems, Inc.*	15,458	627,131
Insight Enterprises, Inc.*	32,406	380,122
Mellanox Technologies Ltd.*	31,000	419,740
Methode Electronics, Inc.	43,338	452,882
Mettler Toledo International, Inc.*	3,739	354,682

2008 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Electronic Equipment & Instruments (continued)

Park Electrochemical Corp.	31,100	$756,041
Rofin-Sinar Technologies, Inc.*	23,000	694,600
Smart Modular Technologies, Inc.*	143,600	549,988
Technitrol, Inc.	78,400	1,332,016
Trimble Navigation Ltd.*	25,373	905,816
TTM Technologies, Inc.*	60,200	795,242

		11,900,205

Energy Equipment & Services (1.9%)
Allis-Chalmers Energy, Inc.*	14,662	260,984
Atwood Oceanics, Inc.*	6,097	758,101
Basic Energy Services, Inc.*	15,762	496,503
CARBO Ceramics, Inc.	11,850	691,447
Dril-Quip, Inc.*	2,541	160,083
Gulfmark Offshore, Inc.*	18,700	1,087,966
ION Geophysical Corp.*	54,200	945,790
NATCO Group, Inc., Class A*	31,300	1,706,789
National Oilwell Varco, Inc.*	3,604	319,747
Oceaneering International, Inc.*	16,231	1,250,598
Oil States International, Inc.*	16,995	1,078,163
Tidewater, Inc.	21,800	1,417,654
Trico Marine Services, Inc.*	13,353	486,316
Unit Corp.*	13,439	1,115,034
Willbros Group, Inc.*	15,700	687,817

		12,462,992

Food & Staples Retailing (1.0%)
Andersons, Inc. (The)	25,552	1,040,222
BJ’s Wholesale Club, Inc.*	8,400	325,080
Longs Drug Stores Corp.	15,510	653,126
Nash Finch Co.	3,300	113,091
Ruddick Corp.	56,100	1,924,791
Spartan Stores, Inc.	60,600	1,393,800
United Natural Foods, Inc.*	2,899	56,473
Weis Markets, Inc.	21,400	694,858

		6,201,441

Food Products (0.5%)
Cal-Maine Foods, Inc.	1,278	42,161
Chiquita Brands International, Inc.*	37,100	562,807
Darling International, Inc.*	74,907	1,237,463
Flowers Foods, Inc.	11,602	328,801
J&J Snack Foods Corp.	12,283	336,677
Ralcorp Holdings, Inc.*	20,463	1,011,691

		3,519,600

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.*	10,100	243,713
ABIOMED, Inc.*	12,600	223,650
American Medical Systems Holdings, Inc.*	52,800	789,360
Analogic Corp.	7,891	497,685
Arthrocare Corp.*	15,300	624,393
CONMED Corp.*	33,238	882,469
Cutera, Inc.*	55,700	502,971
Cynosure, Inc., Class A*	1,513	29,988
Datascope Corp.	10,900	512,300
Edwards Lifesciences Corp.*	1,115	69,175
Exactech, Inc.*	3,062	78,724
Haemonetics Corp.*	15,500	859,630
IDEXX Laboratories, Inc.*	19,036	927,815
Immucor, Inc.*	19,000	491,720
Integra LifeSciences Holdings Corp.*	15,400	684,992
Invacare Corp.	14,176	289,757
Inverness Medical Innovations, Inc.*	37,450	1,242,216
Kinetic Concepts, Inc.*	11,321	451,821
NuVasive, Inc.*	34,400	1,536,304
Sirona Dental Systems, Inc.*	14,600	378,432
SurModics, Inc.*	13,100	587,404
Synovis Life Technologies, Inc.*	10,688	201,255
Vital Signs, Inc.	15,800	897,124
Wright Medical Group, Inc.*	20,900	593,769
Zoll Medical Corp.*	4,265	143,603

		13,740,270

Health Care Providers & Services (2.5%)
AMERIGROUP Corp.*	26,527	551,762
AMN Healthcare Services, Inc.*	57,300	969,516
Amsurg Corp.*	15,034	366,078
Apria Healthcare Group, Inc.*	55,092	1,068,234
athenahealth, Inc.*	82,498	2,537,638
Centene Corp.*	23,358	392,181
Five Star Quality Care, Inc.*	103,770	490,832
Hanger Orthopedic Group, Inc.*	4,316	71,171
Healthspring, Inc.*	89,970	1,518,693
Healthways, Inc.*	77,050	2,280,680
Henry Schein, Inc.*	11,800	608,526
Hooper Holmes, Inc.*	262,300	267,546
Hythiam, Inc.*	312,179	755,473
Molina Healthcare, Inc.*	30,568	744,025
MWI Veterinary Supply, Inc.*	13,100	433,741
Owens & Minor, Inc.	44,207	2,019,818
Pediatrix Medical Group, Inc.*	8,586	422,689
PSS World Medical, Inc.*	34,400	560,720
Triple-S Management Corp., Class B*	1,540	25,179

		16,084,502

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	124,600	1,546,286
Cerner Corp.*	20,150	910,377
Omnicell, Inc.*	79,250	1,044,515

		3,501,178

Hotels, Restaurants & Leisure (2.8%)
AFC Enterprises*	92,045	735,440
Ambassadors Group, Inc.	48,400	722,128
Bally Technologies, Inc.*	14,844	501,727
BJ’s Restaurants, Inc.*	49,395	480,613

14 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)

Bob Evans Farms, Inc.	2,956	$84,542
Burger King Holdings, Inc.	14,574	390,437
CBRL Group, Inc.	6,523	159,879
CEC Entertainment, Inc.*	33,473	937,579
Chipotle Mexican Grill, Inc., Class A*	6,650	549,423
Choice Hotels International, Inc.	6,997	185,420
Gaylord Entertainment Co.*	94,000	2,252,240
Great Wolf Resorts, Inc.*	80,170	350,343
P.F. Chang’s China Bistro, Inc.*	54,232	1,211,543
Premier Exhibitions, Inc.*	43,470	197,354
Ruby Tuesday, Inc.	323,150	1,745,010
Ruth’s Hospitality Group, Inc.*	46,440	240,559
Scientific Games Corp., Class A*	100,900	2,988,658
Texas Roadhouse, Inc., Class A*	120,700	1,082,679
Vail Resorts, Inc.*	74,818	3,204,455
WMS Industries, Inc.*	4,087	121,670

		18,141,699

Household Durables (0.4%)
Blyth, Inc.	2,157	25,949
iRobot Corp.*	33,323	457,858
M/I Homes, Inc.	22,100	347,633
Russ Berrie & Co., Inc.*	11,100	88,467
Snap-on, Inc.	12,800	665,728
Tupperware Brands Corp.	22,653	775,185

		2,360,820

Household Products (0.3%)
Church & Dwight Co., Inc.	29,900	1,684,865

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	14,148	463,771
Teleflex, Inc.	7,410	411,922

		875,693

Information Technology Services (1.2%)
Acxiom Corp.	35,467	407,516
CACI International, Inc., Class A*	21,000	961,170
CGI Group, Inc., Class A ADR*	4,767	47,527
CyberSource Corp.*	4,000	66,920
Forrester Research, Inc.*	54,296	1,676,661
Hewitt Associates, Inc., Class A*	6,398	245,235
Information Services Group, Inc.*	112,503	540,014
Mantech International Corp., Class A*	17,334	834,112
NCI, Inc., Class A*	29,720	679,994
Perot Systems Corp., Class A*	11,050	165,861
SAIC, Inc.*	62,225	1,294,902
SYKES Enterprises, Inc.*	30,263	570,760
Wright Express Corp.*	8,100	200,880

		7,691,552

Insurance (1.5%)
American Equity Investment Life Holding Co.	140,700	1,146,705
American Financial Group, Inc.	10,511	281,169
Amerisafe, Inc.*	8,596	137,020
Amtrust Financial Services, Inc.	41,350	521,010
Brown & Brown, Inc.	24,400	424,316
CNA Surety Corp.*	11,700	147,888
FBL Financial Group, Inc., Class A	24,800	493,024
Hanover Insurance Group, Inc. (The)	10,900	463,250
HCC Insurance Holdings, Inc.	15,650	330,841
Infinity Property & Casualty Corp.	17,800	739,056
LandAmerica Financial Group, Inc.	13,500	299,565
Navigators Group, Inc.*	14,645	791,563
Phoenix Cos., Inc. (The)	72,200	549,442
Presidential Life Corp.	51,000	786,420
Safety Insurance Group, Inc.	29,000	1,033,850
Selective Insurance Group	49,200	922,992
United Fire & Casualty Co.	9,760	262,837
Zenith National Insurance Corp.	16,200	569,592

		9,900,540

Internet & Catalog Retail (1.0%)
1-800-FLOWERS.COM, Inc., Class A*	25,902	167,068
Blue Nile, Inc.*	71,820	3,053,787
FTD Group, Inc.	28,567	380,798
GSI Commerce, Inc.*	58,156	792,666
PC Mall, Inc.*	25,545	346,390
priceline.com, Inc.*	6,595	761,459
Stamps.com, Inc.*	60,700	757,536

		6,259,704

Internet Software & Services (2.3%)
Bankrate, Inc.*	58,193	2,273,601
Chordiant Software, Inc.*	131,000	655,000
comScore, Inc.*	25,374	553,661
Constant Contact, Inc.*	60,450	1,139,482
DealerTrack Holdings, Inc.*	79,650	1,123,862
EarthLink, Inc.*	151,802	1,313,087
LoopNet, Inc.*	81,700	923,210
Ning, Inc.* (a)	63,095	451,129
Omniture, Inc.*	72,600	1,348,182
United Online, Inc.	86,700	869,601
ValueClick, Inc.*	15,600	236,340
VistaPrint Ltd.*	78,370	2,097,181
Vocus, Inc.*	51,300	1,650,321
Websense, Inc.*	26,000	437,840

		15,072,497

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.	60,729	476,723
JAKKS Pacific, Inc.*	26,422	577,321
Nautilus, Inc.	123,500	627,380
Polaris Industries, Inc.	25,648	1,035,666

		2,717,090

2008 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	1,310	$105,966
Dionex Corp.*	12,500	829,625
eResearchTechnology, Inc.*	40,302	702,867
Illumina, Inc.*	23,950	2,086,284
Invitrogen Corp.*	22,476	882,408
Techne Corp.*	44,479	3,442,230

		8,049,380

Machinery (3.9%)
Actuant Corp., Class A	6,183	193,837
AGCO Corp.*	10,039	526,144
Altra Holdings, Inc.*	1,216	20,441
Applied Industrial Technologies, Inc.	20,300	490,651
Astec Industries, Inc.*	10,100	324,614
Axsys Technologies, Inc.*	304	15,820
Barnes Group, Inc.	7,029	162,300
Blount International, Inc.*	21,200	246,132
Bucyrus International, Inc., Class A	61,900	4,519,938
Cascade Corp.	10,000	423,200
Chart Industries, Inc.*	38,546	1,874,877
CIRCOR International, Inc.	18,900	925,911
Clarcor, Inc.	32,000	1,123,200
Columbus McKinnon Corp.*	12,620	303,890
Dynamic Materials Corp.	21,800	718,310
EnPro Industries, Inc.*	17,075	637,580
Gardner Denver, Inc.*	11,220	637,296
Hardinge, Inc.	52,803	695,416
Hurco Cos., Inc.*	240	7,414
IDEX Corp.	14,640	539,338
Joy Global, Inc.	4,050	307,112
Lindsay Corp.	4,100	348,377
Middleby Corp.*	24,509	1,076,190
Mueller Industries, Inc.	33,874	1,090,743
Nordson Corp.	11,541	841,223
Oshkosh Corp.	14,500	300,005
Robbins & Myers, Inc.	32,339	1,612,746
Sun Hydraulics Corp.	14,050	453,393
Tecumseh Products Co., Class A*	4,007	131,349
Tennant Co.	3,800	114,266
Titan International, Inc.	8,200	292,084
Titan Machinery, Inc.*	31,940	1,000,361
Toro Co.	16,411	545,994
Valmont Industries, Inc.	10,360	1,080,444
Wabtec Corp.	31,000	1,507,220

		25,087,816

Marine (0.3%)
Eagle Bulk Shipping, Inc.	5,798	171,447
Kirby Corp.*	14,182	680,736
Paragon Shipping, Inc., Class A	19,930	334,625
TBS International Ltd., Class A*	24,900	994,755

		2,181,563

Media (1.3%)
Arbitron, Inc.	13,180	626,050
CKX, Inc.	83,657	731,999
DreamWorks Animation SKG, Inc., Class A*	26,712	796,285
GateHouse Media, Inc.	88,522	217,764
Interactive Data Corp.	43,014	1,080,942
Journal Communications, Inc., Class A	65,400	315,228
Lakes Entertainment, Inc.*	46,938	308,852
Marvel Entertainment, Inc.*	45,708	1,469,055
Morningstar, Inc.*	15,614	1,124,676
Regal Entertainment Group, Class A	57,500	878,600
Valassis Communications, Inc.*	39,700	497,044

		8,046,495

Metals & Mining (0.9%)
Commercial Metals Co.	18,700	704,990
Compass Minerals International, Inc.	24,100	1,941,496
Haynes International, Inc.*	10,400	598,520
Steel Dynamics, Inc.	35,800	1,398,706
Stillwater Mining Co.*	28,600	338,338
USEC, Inc.*	107,900	656,032

		5,638,082

Multi-Utilities (0.2%)
Black Hills Corp.	19,200	615,552
PNM Resources, Inc.	32,800	392,288

		1,007,840

Multiline Retail (0.3%)
Big Lots, Inc.*	29,538	922,767
Dollar Tree, Inc.*	33,376	1,091,062

		2,013,829

Natural Gas Utilities (1.4%)
Atmos Energy Corp.	9,935	273,908
Energen Corp.	17,000	1,326,510
Laclede Group, Inc. (The)	21,267	858,549
National Fuel Gas Co.	15,863	943,531
New Jersey Resources Corp.	22,450	732,993
Nicor, Inc.	12,498	532,290
Northwest Natural Gas Co.	13,900	643,014
Piedmont Natural Gas Co.	24,750	647,460
South Jersey Industries, Inc.	9,500	354,920
Southwest Gas Corp.	34,400	1,022,712
UGI Corp.	30,778	883,636
WGL Holdings, Inc.	19,300	670,482

		8,890,005

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	22,347	729,406

Oil, Gas & Consumable Fuels (6.1%)
Alon USA Energy, Inc.	35,600	425,776
Approach Resources, Inc.*	8,543	228,867
Arena Resources, Inc.*	26,600	1,405,012

16 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)

Berry Petroleum Co., Class A	53,912	$3,174,339
Bill Barrett Corp.*	71,950	4,274,549
Bois d’Arc Energy, Inc.*	12,470	303,146
BPZ Resources, Inc.*	29,000	852,600
Cabot Oil & Gas Corp.	15,400	1,043,042
Carrizo Oil & Gas, Inc.*	38,264	2,605,396
Cimarex Energy Co.	10,500	731,535
Concho Resources, Inc.*	31,760	1,184,648
Contango Oil & Gas Co.*	34,715	3,225,718
Delek US Holdings, Inc.	31,100	286,431
Energy Partners Ltd.*	72,500	1,081,700
Evergreen Energy, Inc.*	214,160	372,638
Foundation Coal Holdings, Inc.	15,100	1,337,558
GMX Resources, Inc.*	36,793	2,726,361
Holly Corp.	6,884	254,157
McMoRan Exploration Co.*	6,468	177,999
Parallel Petroleum Corp.*	74,050	1,490,627
Patriot Coal Corp.*	5,175	793,276
PetroHawk Energy Corp.*	20,690	958,154
Rex Energy Corp.*	23,800	628,320
Rosetta Resources, Inc.*	26,044	742,254
St. Mary Land & Exploration Co.	51,143	3,305,884
Stone Energy Corp.*	19,739	1,300,997
Swift Energy Co.*	28,100	1,856,286
TXCO Resources, Inc.*	30,682	360,820
W&T Offshore, Inc.	16,966	992,681
Warren Resources, Inc.*	30,000	440,400
Western Refining, Inc.	33,700	399,008

		38,960,179

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	137,944	1,167,006
Wausau Paper Corp.	86,400	666,144

		1,833,150

Personal Products (1.2%)
Alberto-Culver Co.	80,300	2,109,481
Bare Escentuals, Inc.*	68,750	1,287,688
Chattem, Inc.*	21,700	1,411,585
Elizabeth Arden, Inc.*	23,240	352,783
Physicians Formula Holdings, Inc.*	101,946	953,195
Prestige Brands Holdings, Inc.*	176,700	1,883,622

		7,998,354

Pharmaceuticals (0.7%)
King Pharmaceuticals, Inc.*	56,303	589,492
KV Pharmaceutical Co., Class A*	17,956	347,089
Medicis Pharmaceutical Corp., Class A	35,911	746,231
Ironwood Pharmaceuticals, Inc.* (a)	93,487	1,072,296
Sciele Pharma, Inc.	47,000	909,450
Vivus, Inc.*	68,672	458,729
Watson Pharmaceuticals, Inc.*	5,759	156,472

		4,279,759

Real Estate Investment Trusts (REITs) (2.7%)
Arbor Realty Trust, Inc.	39,300	352,521
Ashford Hospitality Trust, Inc.	336,200	1,553,244
BioMed Realty Trust, Inc.	13,805	338,637
Capital Trust, Inc., Class A	18,600	357,306
CBRE Realty Finance, Inc.	182,000	626,080
Cedar Shopping Centers, Inc.	43,080	504,898
DiamondRock Hospitality Co.	42,900	467,181
Duke Realty Corp.	12,500	280,625
Entertainment Properties Trust	47,975	2,371,884
Equity Lifestyle Properties, Inc.	22,257	979,308
Essex Property Trust, Inc.	5,543	590,329
Extra Space Storage, Inc.	37,275	572,544
First Industrial Realty Trust, Inc.	32,900	903,763
Getty Realty Corp.	38,400	553,344
Gramercy Capital Corp.	34,000	394,060
Hersha Hospitality Trust	168,100	1,269,155
Lexington Realty Trust	82,629	1,126,233
Medical Properties Trust, Inc.	8,774	88,793
MFA Mortgage Investments, Inc.	125,770	820,020
Mid-America Apartment Communities, Inc.	4,624	236,009
National Retail Properties, Inc.	15,600	326,040
NorthStar Realty Finance Corp.	51,200	425,984
Pennsylvania Real Estate Investment Trust	30,200	698,828
Senior Housing Properties Trust	20,742	405,091
Sovran Self Storage, Inc.	2,692	111,880
Taubman Centers, Inc.	20,609	1,002,628

		17,356,385

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.	6,253	263,001
FX Real Estate and Entertainment, Inc.*	10,844	20,603
Housevalues, Inc.*	47,577	130,837

		414,441

Road & Rail (1.9%)
Arkansas Best Corp.	31,014	1,136,353
Celadon Group, Inc.*	177,300	1,771,227
Heartland Express, Inc.	19,533	291,237
J.B. Hunt Transport Services, Inc.	116,200	3,867,136
Kansas City Southern*	97,850	4,304,421
Landstar System, Inc.	5,695	314,478
Werner Enterprises, Inc.	28,270	525,257

		12,210,109

Semiconductors & Semiconductor Equipment (1.3%)
Amkor Technology, Inc.*	26,580	276,698
Anadigics, Inc.*	60,000	591,000
Cohu, Inc.	32,400	475,632
Integrated Device Technology, Inc.*	191,400	1,902,516
LSI Corp.*	17,000	104,380
Micrel, Inc.	4,087	37,396
Microsemi Corp.*	14,469	364,329

2008 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)

National Semiconductor Corp.	5,103	$104,816
Novellus Systems, Inc.*	5,000	105,950
Pericom Semiconductor Corp.*	2,829	41,982
RF Micro Devices, Inc.*	72,300	209,670
Skyworks Solutions, Inc.*	64,149	633,151
Standard Microsystems Corp.*	20,809	564,964
Teradyne, Inc.*	67,400	746,118
Tessera Technologies, Inc.*	25,108	411,018
Ultra Clean Holdings, Inc.*	57,100	454,516
Varian Semiconductor Equipment Associates, Inc.*	13,719	477,696
Volterra Semiconductor Corp.*	8,613	148,660
Zoran Corp.*	61,800	723,060

		8,373,552

Software (4.4%)
Ansys, Inc.*	14,232	670,612
Blackbaud, Inc.	181,950	3,893,730
Blackboard, Inc.*	125,390	4,793,660
Commvault Systems, Inc.*	117,350	1,952,704
Concur Technologies, Inc.*	41,250	1,370,737
EPIQ Systems, Inc.*	93,130	1,322,446
FactSet Research Systems, Inc.	56,700	3,195,612
Jack Henry & Associates, Inc.	12,386	268,033
JDA Software Group, Inc.*	12,057	218,232
Magma Design Automation, Inc.*	49,200	298,644
Manhattan Associates, Inc.*	804	19,079
Mentor Graphics Corp.*	4,931	77,910
MICROS Systems, Inc.*	125,640	3,830,764
Monotype Imaging Holdings, Inc.*	56,834	692,238
NetSuite, Inc.*	21,125	432,429
Parametric Technology Corp.*	57,756	962,793
Quest Software, Inc.*	48,950	724,949
Radiant Systems, Inc.*	16,967	182,056
Solera Holdings, Inc.*	30,100	832,566
SPSS, Inc.*	27,041	983,481
Sybase, Inc.*	36,617	1,077,272
Synopsys, Inc.*	33,774	807,536

		28,607,483

Specialty Retail (2.3%)
America’s Car-Mart, Inc.*	9,007	161,405
Asbury Automotive Group, Inc.	41,380	531,733
Brown Shoe Co., Inc.	45,100	611,105
Buckle, Inc. (The)	8,126	371,602
Cabela’s, Inc., Class A*	35,500	390,855
Cache, Inc.*	28,400	303,880
Citi Trends, Inc.*	40,768	923,803
Coldwater Creek, Inc.*	81,300	429,264
Collective Brands, Inc.*	36,200	421,006
Dress Barn, Inc.*	38,783	518,916
DSW, Inc., Class A*	300	3,534
Guess?, Inc.	14,366	538,007
Gymboree Corp.*	25,352	1,015,855
Haverty Furniture Cos., Inc.	60,100	603,404
Hibbett Sports, Inc.*	14,700	310,170
Jo-Ann Stores, Inc.*	7,293	167,958
JOS. A. Bank Clothiers, Inc.*	35,400	946,950
Men’s Wearhouse, Inc.	26,200	426,798
O’Reilly Automotive, Inc.*	86,780	1,939,533
Office Depot, Inc.*	43,000	470,420
OfficeMax, Inc.	18,100	251,590
Pier 1 Imports, Inc.*	161,700	556,248
Rent-A-Center, Inc.*	19,872	408,767
Sally Beauty Holdings, Inc.*	43,300	279,718
Sonic Automotive, Inc., Class A	37,500	483,375
Sport Supply Group, Inc.	3,697	37,968
Stage Stores, Inc.	59,000	688,530
Tractor Supply Co.*	9,300	270,072
Zumiez, Inc.*	43,400	719,572

		14,782,038

Staffing (0.1%)
Gevity HR, Inc.	118,100	635,378

Textiles, Apparel & Luxury Goods (1.0%)
Iconix Brand Group, Inc.*	76,854	928,396
Maidenform Brands, Inc.*	9,346	126,171
Perry Ellis International, Inc.*	43,622	925,659
Phillips-Van Heusen Corp.	38,420	1,406,941
Skechers USA, Inc., Class A*	70,311	1,389,345
Steven Madden Ltd.*	32,300	593,674
Warnaco Group, Inc. (The)*	17,895	788,633

		6,158,819

Thrifts & Mortgage Finance (0.3%)
Brookline Bancorp, Inc.	30,800	294,140
Charter Financial Corp.	656	15,744
Dime Community Bancshares	30,350	501,079
Flushing Financial Corp.	16,700	316,465
TrustCo Bank Corp.	9,010	66,854
ViewPoint Financial Group	19,900	292,928
Westfield Financial, Inc.	38,300	346,615

		1,833,825

Tobacco (0.0%)
Alliance One International, Inc.*	28,396	145,104

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc.*	43,900	465,779
H&E Equipment Services, Inc.*	11,700	140,634
Interline Brands, Inc.*	21,700	345,681

		952,094

18 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	133,700	$934,563
Syniverse Holdings, Inc.*	52,646	852,865

		1,787,428

		464,788,004

Total Common Stocks		613,467,640

Exchange Traded Funds (0.7%)

Australian Infrastructure Fund (a)	460,308	980,380
Hastings Diversified Utilities Fund (a)	96,996	190,460
Ishares MSCI EAFE Small Cap Index Fund	72,434	3,186,009

Total Exchange Traded Funds		4,356,849

Preferred Stock (0.0%) (a)

GERMANY (0.0%)
Media (0.0%)
ProSiebenSat.1 Media AG	5,105	50,790

Rights (0.0%)
	Shares	Value

ITALY (0.0%)
Prima Industrie SpA, Expiring 7/14/08*	3,000	$5,394

Warrants* (0.0%)

Hythiam, Inc. 0.00%, expiring 07/13/13	43,900	0

Mutual Funds (3.6%)

AIM Liquid Assets Portfolio	23,047,924	23,047,924

Total Investments (Cost $649,466,400) (b) — 99.6%		640,928,597

Other assets in excess of liabilities — 0.4%		2,769,269

NET ASSETS — 100.0%		$643,697,866

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

RNC	Savings Shares

See accompanying notes to financial statements.

2008 Semiannual Report 19

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Multi-Manager
Small Company Fund

Assets:
Investments, at value (cost $649,466,400)	$640,928,597
Cash	2,303,241
Interest and dividends receivable	957,309
Receivable for capital shares issued	144,109
Receivable for investments sold	5,600,305
Unrealized appreciation on spot foreign currency contracts	439
Reclaims receivable	146,574
Prepaid expenses and other assets	44,708

Total Assets	650,125,282

Liabilities:
Foreign currencies payable to custodian, at value (Cost $88,625)	88,468
Payable for investments purchased	5,271,335
Payable for capital shares redeemed	302,200
Accrued expenses and other payables:
Investment advisory fees	568,088
Fund administration and transfer agent fees	57,381
Distribution fees	22,320
Administrative services fees	62,787
Custodian fees	7,461
Trustee fees	8,682
Compliance program costs (Note 3)	1,176
Other	37,518

Total Liabilities	6,427,416

Net Assets	$643,697,866

Represented by:
Capital	$540,883,091
Accumulated net investment income	1,773,958
Accumulated net realized gains from investment and foreign currency transactions	109,557,634
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(8,516,817)

Net Assets	$643,697,866

Net Assets:
Class I Shares	$503,830,171
Class II Shares	102,878,996
Class III Shares	2,597,943
Class IV Shares	32,957,765
Class Y Shares	1,432,991

Total	$643,697,866

Shares outstanding (unlimited number of shares authorized):
Class I Shares	25,175,028
Class II Shares	5,228,233
Class III Shares	129,652
Class IV Shares	1,647,017
Class Y Shares	71,633

Total	32,251,563

See accompanying notes to financial statements.

20 Semiannual Report 2008

NVIT Multi-Manager
Small Company Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$20.01
Class II Shares	$19.68
Class III Shares	$20.04
Class IV Shares	$20.01
Class Y Shares	$20.00

See accompanying notes to financial statements.

2008 Semiannual Report 21

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Multi-Manager
Small Company Fund

INVESTMENT INCOME:
Dividend income	$7,204,127
Foreign tax withholding	(322,991)

Total Income	6,881,136

Expenses:
Investment advisory fees	3,207,220
Fund administration and transfer agent fees	194,198
Distribution fees Class II Shares	132,347
Administrative services fees Class I Shares	313,059
Administrative services fees Class II Shares	75,331
Administrative services fees Class III Shares	540
Administrative services fees Class IV Shares	25,447
Custodian fees	86,679
Trustee fees	15,406
Compliance program costs (Note 3)	2,352
Other	100,267

Total expenses before earnings credit	4,152,846
Earnings credit (Note 6)	(33,980)

Net Expenses	4,118,866

Net Investment Income	2,762,270

REALIZED/UNREALIZED (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(6,720,208)
Net realized losses from foreign currency transactions	(40,892)

Net realized losses from investment and foreign currency transactions	(6,761,100)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(70,533,149)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(77,294,249)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(74,531,979)

See accompanying notes to financial statements.

22 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$2,762,270		$1,855,002
Net realized gains (losses) from investment and foreign currency transactions	(6,761,100)		125,506,786
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(70,533,149)		(104,887,564)

Change in net assets resulting from operations	(74,531,979)		22,474,224

Distributions to Shareholders From:
Net investment income:
Class I	(1,018,932)		(603,523)
Class II	(77,164)		–
Class III	(6,166)		(867)
Class IV	(61,202)		(45,241)
Class Y	(2,983	)(a)	–
Net realized gains:
Class I	–		(95,291,802)
Class II	–		(14,368,708)
Class III	–		(572,275)
Class IV	–		(5,564,619)

Change in net assets from shareholder distributions	(1,166,447)		(116,447,035)

Change in net assets from capital transactions	(61,564,072)		(28,184,139)

Change in net assets	(137,262,498)		(122,156,950)

Net Assets:
Beginning of period	780,960,364		903,117,314

End of period	$643,697,866		$780,960,364

Accumulated net investment income at end of period	$1,773,958		$178,135

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,314,144		$32,755,979
Dividends reinvested	1,018,932		95,895,279
Cost of shares redeemed	(73,364,002)		(173,845,346)

	(64,030,926)		(45,194,088)

Class II Shares
Proceeds from shares issued	9,232,068		29,830,801
Dividends reinvested	77,159		14,368,705
Cost of shares redeemed	(5,720,370)		(27,231,263)

	3,588,857		16,968,243

Class III Shares
Proceeds from shares issued	605,004		2,140,724
Dividends reinvested	6,166		573,142
Cost of shares redeemed (b)	(694,680)		(4,174,049)

	(83,510)		(1,460,183)

See accompanying notes to financial statements.

2008 Semiannual Report 23

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Company Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$853,742		$2,644,223
Dividends reinvested	61,202		5,609,858
Cost of shares redeemed	(3,465,486)		(6,752,192)

	(2,550,542)		1,501,889

Class Y Shares
Proceeds from shares issued	1,509,861	(a)	–
Dividends reinvested	2,983	(a)	–
Cost of shares redeemed	(795	)(a)	–

	1,512,049		–

Change in net assets from capital transactions	$(61,564,072)		$(28,184,139)

SHARE TRANSACTIONS:
Class I Shares
Issued	403,292		1,321,648
Reinvested	49,271		4,069,384
Redeemed	(3,566,566)		(7,075,955)

	(3,114,003)		(1,684,923)

Class II Shares
Issued	451,483		1,220,770
Reinvested	3,793		619,608
Redeemed	(280,508)		(1,117,975)

	174,768		722,403

Class III Shares
Issued	28,800		87,963
Reinvested	298		24,297
Redeemed	(33,667)		(173,220)

	(4,569)		(60,960)

Class IV Shares
Issued	41,817		110,244
Reinvested	2,959		238,072
Redeemed	(167,477)		(274,415)

	(122,701)		73,901

Class Y Shares
Issued	71,526	(a)	–
Reinvested	144	(a)	–
Redeemed	(37	)(a)	–

	71,633		–

Total change in shares	(2,994,872)		(949,579)

(a)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

24 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Small Company Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of Net	Ratio of
			and									Investment	Expenses
	Net Asset	Net	Unrealized	Total						Net Assets	Ratio of	Income	(Prior to
	Value,	Investment	Gains	from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	Reimbursements)
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	to Average	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	22.21	0.09	(2.25)	(2.16)	(0.04)	–	(0.04)	20.01	(9.73%)	503,830	1.15%	0.84%	1.15%	56.90%
Year ended December 31, 2007	24.99	0.06	0.67	0.73	(0.02)	(3.49)	(3.51)	22.21	2.13%	628,302	1.19%	0.24%	1.19%	115.83%
Year ended December 31, 2006	22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	24.99	12.04%	749,048	1.19%	0.11%	(e)	104.59%
Year ended December 31, 2005	22.96	(0.03)	2.84	2.81	–	(2.99)	(2.99)	22.78	12.32%	831,778	1.20%	(0.12%)	(e)	128.34%
Year ended December 31, 2004	21.73	(0.04)	4.17	4.13	–	(2.90)	(2.90)	22.96	19.02%	815,585	1.19%	(0.17%)	(e)	131.75%
Year ended December 31, 2003	15.41	(0.07)	6.39	6.32	–	–	–	21.73	41.01%	760,078	1.17%	(0.37%)	(e)	93.72%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	21.84	0.05	(2.20)	(2.15)	(0.01)	–	(0.01)	19.68	(9.83%)	102,879	1.43%	0.59%	1.43%	56.90%
Year ended December 31, 2007	24.66	–	0.67	0.67	–	(3.49)	(3.49)	21.84	1.89%	110,373	1.42%	0.01%	1.42%	115.83%
Year ended December 31, 2006	22.53	(0.03)	2.63	2.60	(0.01)	(0.46)	(0.47)	24.66	11.75%	106,813	1.45%	(0.12%)	(e)	104.59%
Year ended December 31, 2005	22.80	(0.07)	2.79	2.72	–	(2.99)	(2.99)	22.53	12.01%	74,165	1.45%	(0.37%)	(e)	128.34%
Year ended December 31, 2004	21.64	(0.07)	4.13	4.06	–	(2.90)	(2.90)	22.80	18.78%	46,906	1.44%	(0.42%)	(e)	131.75%
Year ended December 31, 2003	15.39	(0.12)	6.37	6.25	–	–	–	21.64	40.61%	18,345	1.42%	(0.63%)	(e)	93.72%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	22.24	0.10	(2.25)	(2.15)	(0.05)	–	(0.05)	20.04	(9.69%)	2,598	1.08%	0.94%	1.08%	56.90%
Year ended December 31, 2007	25.01	0.06	0.67	0.73	(0.01)	(3.49)	(3.50)	22.24	2.11%	2,985	1.21%	0.19%	1.21%	115.83%
Year ended December 31, 2006	22.80	0.03	2.68	2.71	(0.04)	(0.46)	(0.50)	25.01	12.06%	4,881	1.18%	0.16%	(e)	104.59%
Year ended December 31, 2005	22.98	(0.02)	2.83	2.81	–	(2.99)	(2.99)	22.80	12.31%	2,548	1.22%	(0.14%)	(e)	128.34%
Year ended December 31, 2004	21.74	(0.03)	4.17	4.14	–	(2.90)	(2.90)	22.98	19.06%	1,681	1.19%	(0.15%)	(e)	131.75%
Year ended December 31, 2003	15.42	(0.08)	6.40	6.32	–	–	–	21.74	40.99%	1,199	1.17%	(0.39%)	(e)	93.72%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(g)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 25

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Small Company Fund (Continued)

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of Net	Ratio of
			and									Investment	Expenses
	Net Asset	Net	Unrealized	Total						Net Assets	Ratio of	Income	(Prior to
	Value,	Investment	Gains	from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	Reimbursements)
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	to Average	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class IV Shares
Six Months ended June 30, 2008 (Unaudited)	22.21	0.09	(2.25)	(2.16)	(0.04)	–	(0.04)	20.01	(9.74%)	32,958	1.18%	0.82%	1.18%	56.90%
Year ended December 31, 2007	24.99	0.07	0.67	0.74	(0.03)	(3.49)	(3.52)	22.21	2.15%	39,300	1.17%	0.26%	1.17%	115.83%
Year ended December 31, 2006	22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	24.99	12.04%	42,375	1.19%	0.12%	(e)	104.59%
Year ended December 31, 2005	22.96	(0.03)	2.84	2.81	–	(2.99)	(2.99)	22.78	12.32%	43,206	1.20%	(0.12%)	(e)	128.34%
Year ended December 31, 2004	21.73	(0.04)	4.17	4.13	–	(2.90)	(2.90)	22.96	19.02%	44,819	1.19%	(0.18%)	(e)	131.75%
Period ended December 31, 2003 (f)	15.61	(0.05)	6.17	6.12	–	–	–	21.73	39.21%	48,252	1.16%	(0.36%)	(e)	93.72%

Class Y Shares
Period ended June 30, 2008 (Unaudited)(g)	20.20	0.03	(0.18)	(0.15)	(0.05)	–	(0.05)	20.00	(1.81%)	1,433	1.02%	1.28%	1.02%	56.90%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(g)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

26 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Small Company Fund (the “Fund”) (formerly “Nationwide Multi-Manager NVIT Small Company Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 — quoted prices in active markets for identical assets.

• Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$525,038,657	$114,366,515	$1,523,425	$640,928,597

28 Semiannual Report 2008

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments

Balance as of 12/31/2007	$584,294
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	488,002
Net Purchase / (Sales)	451,129
Transfers In / (Out) of Level 3	—

Balance as of 6/30/2008	$1,523,425

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into

2008 Semiannual Report 29

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

30 Semiannual Report 2008

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund had no securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent changes(i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

2008 Semiannual Report 31

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers manage all

32 Semiannual Report 2008

or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers

- Putnam Investment Management, LLC

- Neuberger Berman Management Inc.

- Gartmore Global Partners

- American Century Investment Management, Inc.

- Morgan Stanley Investment Management Inc.

- Waddell & Reed Investment Management Company

- Aberdeen Asset Management Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.93% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $2,069,172 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing

2008 Semiannual Report 33

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $530,957 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2007, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $2,352.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III shares had contributions to capital due to collection of redemption fees in the amount of $865.

For the year ended December 31, 2007, Class III shares had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $384,024,736 and sales of $445,438,588.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess

34 Semiannual Report 2008

earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$659,468,506	$76,210,675	$(94,750,584)	$(18,539,909)

2008 Semiannual Report 35

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

36 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 37

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

38 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 39

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 41

Supplemental Information
(Unaudited) (Continued)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadvisers, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadvisers, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that, although the Fund’s recent performance had been disappointing, longer term performance had been good. The Trustees found that the recent actions taken by the Adviser to improve performance, including: (i) change in subadviser; and (ii) reallocation of assets, should be monitored to determine whether such actions result in improved performance of the Fund. Based on its review, and giving particular weight to the recent actions taken by the Adviser to improve performance and the nature and quality of the resources dedicated by the Adviser and subadvisers to improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was approximately eight basis points above the median. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were above the median, but within the range of total expenses for the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

42 Semiannual Report 2008

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreements with respect to the Fund should be renewed.

2008 Semiannual Report 43

NVIT Money Market Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only.

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Money Market Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Money Market Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	1,013.00	2.75	0.55
	Hypothetical	[b]	1,000.00	1,022.13	2.77	0.55

Class IV	Actual		1,000.00	1,013.30	2.45	0.49
	Hypothetical	[b]	1,000.00	1,022.43	2.46	0.49

Class V	Actual		1,000.00	1,013.40	2.45	0.49
	Hypothetical	[b]	1,000.00	1,022.43	2.46	0.49

Class Y	Actual	[c]	1,000.00	1,013.50	2.30	0.46
	Hypothetical	[b]	1,000.00	1,022.58	2.31	0.46

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

[c]	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

2008 Semiannual Report 3

Portfolio Summary	NVIT Money Market Fund
June 30, 2008 (Unaudited)

Asset Allocation

Commercial Paper	71.3%
U.S. Government Agency & Obligations	11.4%
Corporate Bonds	6.9%
Asset-Backed Commercial Paper	4.5%
Certificates of Deposit	4.2%
Municipal Bonds	1.6%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries

Banks — Foreign	13.0%
U.S. Government Agency & Obligations	11.4%
Financial Services	9.6%
Personal Credit Institutions	7.1%
Diversified Manufacturing	6.4%
Banks — Domestic	6.2%
Food-Diversified	4.7%
Asset-Backed — Trade & Term Receivables	4.5%
Industrial Machinery & Equipment	3.3%
Oil & Gas	3.2%
Other Assets	30.6%

100.0%

Top Holdings

Florida Hurricane Catastrophe, 2.68%, 11/14/08	1.7%
Dover Corp., 2.12%, 07/14/08	1.5%
Federal Home Loan Mortgage Corp., 2.05%, 07/28/08	1.5%
Pepsi Bottling Group, Inc.	1.4%
BP Capital Markets PLC, 2.53%, 07/01/08	1.4%
American Honda Finance	1.4%
AT&T, Inc., 2.24%, 07/17/08	1.4%
Wells Fargo & Co., 2.14%, 07/25/08	1.4%
Coca Cola Co., 2.18%, 08/25/08	1.3%
FPL Group Capital, Inc., 2.27%, 07/01/08	1.3%
Other	85.7%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Money Market Fund

Asset-Backed Commercial Paper (4.5%) (a) (b) (c)
	Shares or
	Principal Amount	Value

ASSET-BACKED — TRADE & TERM RECEIVABLES (4.5%)
Falcon Asset Securitization Corp.
2.45%, 07/09/08	$15,000,000	$14,991,833
2.51%, 07/18/08	20,000,000	19,976,294
Kitty Hawk Funding Corp.
2.57%, 07/02/08	3,742,000	3,741,733
2.60%, 07/09/08	2,508,000	2,506,551
2.61%, 07/16/08	12,618,000	12,604,278
2.74%, 07/25/08	5,000,000	4,990,867
Old Line Funding Corp.
2.75%, 07/01/08	17,000,000	17,000,000
2.52%, 07/02/08	8,000,000	7,999,440
2.55%, 07/23/08	15,000,000	14,976,625
Variable Funding Capital Corp.,
2.65%, 07/28/08	10,000,000	9,980,125

Total Asset-Backed Commercial Paper		108,767,746

Certificates of Deposit (4.2%)

BANKS — DOMESTIC (2.6%)
Bank Of America Corp. (b)
2.65%, 08/04/08	5,000,000	4,987,486
2.72%, 09/09/08	2,758,000	2,743,413
2.73%, 09/19/08	3,490,000	3,468,827
SunTrust Banks, Inc.
2.55%, 07/02/08	12,000,000	12,000,000
2.60%, 07/02/08	25,000,000	25,000,000
Wachovia Corp.,
2.53%, 10/28/08 (d)	15,000,000	14,996,385

		63,196,111

BANKS — FOREIGN (1.6%)
Bank of Ireland,
2.67%, 11/14/08 (d)	20,000,000	20,000,000
Natixis,
2.90%, 07/08/08 (a) (c)	20,000,000	20,000,000

		40,000,000

Total Certificates of Deposit		103,196,111

Commercial Paper (71.3%)

AGRICULTURAL FINANCE (1.5%) (b)
John Deere Capital Corp.
2.22%, 07/01/08	25,000,000	25,000,000
2.02%, 07/08/08	4,734,000	4,732,141
2.25%, 07/14/08	7,000,000	6,994,312

		36,726,453

AGRICULTURAL SERVICES (2.8%) (a) (b) (c)
Archer Daniels Midland Co.
2.11%, 07/07/08	6,886,000	6,883,578
2.14%, 07/14/08	10,623,000	10,614,791
2.17%, 07/22/08	4,425,000	4,419,399
2.26%, 08/22/08	15,000,000	14,951,033
Cargill, Inc.,
2.55%, 07/24/08	30,000,000	29,951,125

		66,819,926

BANKS — DOMESTIC (6.2%) (b)
Citigroup Funding
2.65%, 07/01/08	15,000,000	15,000,000
2.65%, 07/07/08	15,000,000	14,993,375
2.50%, 07/29/08	8,000,000	7,984,445
JPMorgan Chase & Co.,
2.50%, 10/08/08	15,000,000	14,896,875
KBC Financial Products (a) (c)
2.33%, 07/03/08	30,000,000	29,996,083
2.72%, 07/14/08	10,000,000	9,990,178
State Street Corp.,
2.30%, 07/01/08	10,000,000	10,000,000
Wachovia Corp.,
2.60%, 07/23/08	13,000,000	12,979,344
Wells Fargo & Co.,
2.14%, 07/25/08	35,000,000	34,950,067

		150,790,367

BANKS — FOREIGN (13.0%) (b)
Abbey National North America LLC
2.39%, 07/07/08	10,000,000	9,996,017
2.24%, 07/10/08	10,000,000	9,994,400
2.26%, 07/11/08	10,000,000	9,993,722
2.27%, 07/14/08	11,000,000	10,990,983
ABN AMRO NA Finance, Inc.
2.40%, 07/03/08	16,279,000	16,276,809
2.48%, 07/07/08	7,100,000	7,097,059
2.46%, 07/11/08	5,000,000	4,996,576
2.48%, 07/28/08	10,000,000	9,981,400
ANZ National (Int’l) Ltd. (a)
2.55%, 07/14/08	4,300,000	4,296,040
2.45%, 07/18/08	10,000,000	9,988,431
BNP Paribas Finance, Inc.
2.57%, 08/11/08	18,000,000	17,947,315
2.63%, 10/10/08	15,000,000	14,889,110
DNB Nor Bank (a) (c)
2.52%, 07/10/08	9,900,000	9,893,745
2.80%, 07/17/08	10,000,000	9,987,556
2.75%, 08/04/08	15,000,000	14,961,042
2.60%, 08/19/08	5,000,000	4,982,374
Natexis Banques Populaires USF, LLC,
2.58%, 08/04/08	15,000,000	14,963,379

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper (continued)
	Shares or
	Principal Amount	Value

BANKS — FOREIGN (b) (continued)

National Australia Funding (DE) (a) (c)
2.55%, 07/01/08	$26,000,000	$26,000,000
2.63%, 09/08/08	10,000,000	9,949,592
Svenska Handelsbank, Inc.
2.63%, 07/09/08	15,000,000	14,991,233
2.67%, 07/24/08	20,000,000	19,965,883
Toronto-Dominion Holdings (USA) (a) (c)
2.61%, 07/25/08	15,000,000	14,973,900
2.44%, 07/28/08	15,000,000	14,972,550
2.44%, 08/22/08	8,000,000	7,971,805
UniCredito Italiano,
2.48%, 07/07/08 (a) (c)	11,300,000	11,295,329
Westpac Capital Corp.,
2.62%, 08/06/08 (a) (c)	15,000,000	14,960,700

		316,316,950

CHEMICALS-DIVERSIFIED (2.1%) (b)
Abbott Laboratories,
2.12%, 07/15/08 (a) (c)	30,000,000	29,975,267
Procter & Gamble Co.,
2.32%, 09/30/08	20,000,000	19,882,711

		49,857,978

CONSUMER PRODUCTS (1.6%) (a) (b) (c)
Avon Capital Corp.
2.07%, 07/07/08	12,751,000	12,746,596
2.25%, 07/08/08	25,000,000	24,989,063

		37,735,659

DIVERSIFIED MANUFACTURING (6.4%) (b)
BASF SE (a) (c)
2.31%, 08/19/08	18,207,000	18,149,754
2.21%, 09/12/08	20,000,000	19,910,372
Dover Corp.,
2.12%, 07/14/08 (a) (c)	37,000,000	36,971,675
Honeywell International,
2.09%, 07/23/08 (a) (c)	10,000,000	9,987,228
McGraw-Hill Cos., Inc.,
2.25%, 07/21/08	5,000,000	4,993,750
2.14%, 07/22/08	10,000,000	9,987,517
2.06%, 08/04/08	2,375,000	2,370,379
2.06%, 08/11/08	20,000,000	19,953,078
Pitney Bowes, Inc. (a) (c)
2.32%, 07/01/08	19,373,000	19,373,000
2.20%, 07/07/08	12,670,000	12,665,354

		154,362,107

FINANCIAL SERVICES (9.6%) (b)
American General Finance Corp.
2.58%, 07/01/08	5,000,000	5,000,000
2.46%, 07/09/08	10,000,000	9,994,533
2.54%, 07/21/08	22,000,000	21,968,956
Fortis Funding LLC (a) (c)
2.34%, 07/08/08	15,000,000	14,993,175
2.43%, 07/10/08	15,000,000	14,990,887
2.42%, 07/11/08	5,000,000	4,996,632
ING U.S. Funding,
2.65%, 08/05/08	22,500,000	22,443,587
Nordea North America, Inc.
2.75%, 07/07/08	1,900,000	1,899,129
2.70%, 07/29/08	20,000,000	19,958,000
2.63%, 08/15/08	10,000,000	9,967,125
Private Export Funding Corp.
2.14%, 07/08/08	26,560,000	26,548,948
2.11%, 07/10/08	4,225,000	4,222,771
2.16%, 07/15/08	5,000,000	4,995,800
Prudential Funding
2.25%, 07/18/08	10,000,000	9,989,375
2.30%, 08/26/08	25,000,000	24,910,556
Rabobank U.S. Finance Corp.
2.35%, 07/07/08	4,000,000	3,998,433
2.44%, 07/18/08	15,000,000	14,982,717
2.53%, 08/27/08	17,000,000	16,931,901

		232,792,525

FOOD-DIVERSIFIED (4.7%) (b)
Coca Cola Co.,
2.18%, 08/25/08 (a) (c)	32,600,000	32,491,424
Nestle Finance France SA
2.12%, 07/11/08	10,000,000	9,994,111
2.11%, 07/16/08	12,000,000	11,989,450
2.24%, 07/16/08	25,000,000	24,976,667
Pepsi Bottling Group, Inc.,
2.20%, 07/01/08	35,000,000	35,000,000

		114,451,652

INDUSTRIAL MACHINERY & EQUIPMENT (3.3%) (b)
Eaton Corp. (a) (c)
2.15%, 07/09/08	15,000,000	14,992,833
2.22%, 08/05/08	30,000,000	29,935,250
Illinois Tool Works, Inc.
2.05%, 07/09/08	6,500,000	6,497,039
2.26%, 08/01/08	28,000,000	27,945,509

		79,370,631

INSURANCE (2.3%) (a) (b)
Allianz Finance Corp. (c)
2.50%, 07/08/08	8,140,000	8,136,043
2.82%, 07/21/08	15,000,000	14,976,511

6 Semiannual Report 2008

Commercial Paper (continued)
	Shares or
	Principal Amount	Value

INSURANCE (a) (b) (continued)

New York Life Capital Corp.,
2.22%, 07/29/08	$28,000,000	$27,951,653
2.14%, 07/30/08	6,000,000	5,989,657

		57,053,864

MOTOR VEHICLE PARTS AND ACCESSORIES (3.0%) (b)
American Honda Finance Corp.,
2.10%, 08/04/08 (a)	5,158,000	5,147,770
Harley-Davidson Funding Corp. (a) (c)
2.12%, 07/16/08	8,800,000	8,792,227
2.25%, 08/12/08	5,000,000	4,986,875
2.30%, 08/13/08	5,000,000	4,986,264
Toyota Motor Credit Corp.
2.32%, 07/25/08	4,000,000	3,993,813
2.32%, 07/31/08	20,000,000	19,961,334
2.43%, 08/04/08	111,000	110,745
2.40%, 08/13/08	10,000,000	9,971,333
2.38%, 09/09/08	15,000,000	14,930,583

		72,880,944

OIL & GAS (3.2%) (a) (b) (c)
BP Capital Markets PLC,
2.53%, 07/01/08	35,000,000	35,000,000
ConocoPhillips
2.06%, 07/02/08	10,895,000	10,894,377
2.10%, 07/11/08	20,000,000	19,988,358
2.13%, 08/12/08	4,500,000	4,488,817
2.35%, 09/04/08	6,796,000	6,767,164

		77,138,716

PERSONAL CREDIT INSTITUTIONS (7.1%)
American Express Credit Corp. (b)
2.34%, 07/22/08	8,000,000	7,989,080
2.44%, 07/25/08	10,000,000	9,983,733
2.47%, 08/01/08	20,000,000	19,957,461
Barclays U.S. Funding Corp.,
2.68%, 08/26/08 (b)	20,000,000	19,916,467
General Electric Capital Corp. (b)
2.52%, 07/21/08	15,000,000	14,979,000
2.42%, 08/04/08	13,690,000	13,658,854
2.38%, 08/12/08	12,000,000	11,966,680
2.52%, 10/08/08	10,000,000	9,930,700
HBOS Treasury Services,
2.44%, 11/07/08 (d)	10,000,000	10,000,000
HSBC Finance Corp. (b)
2.46%, 07/07/08	20,000,000	19,992,200
2.50%, 09/02/08	15,000,000	14,934,375
ING U.S. Funding,
2.69%, 09/15/08 (b)	18,000,000	17,897,780

		171,206,330

TELECOMMUNICATIONS (2.8%) (a) (b) (c)
AT&T, Inc.
2.24%, 07/17/08	35,000,000	34,965,156
2.21%, 07/22/08	10,000,000	9,987,108
Telstra Corp.
2.56%, 07/11/08	6,600,000	6,595,307
2.75%, 08/21/08	16,600,000	16,535,329

		68,082,900

TRANSPORTATION (0.4%) (b)
International Lease Finance Corp.,
2.72%, 07/01/08	10,000,000	10,000,000

UTILITIES (1.3%) (b)
FPL Group Capital, Inc.,
2.27%, 07/01/08	32,000,000	32,000,000

Total Commercial Paper		1,727,587,002

Corporate Bonds (6.9%) (d)

BANKS — FOREIGN (0.9%) (c)
Kommunalkredit Austria,
2.51%, 11/21/08	22,500,000	22,500,000

BANKS — MORTGAGE (0.5%) (c)
Northern Rock PLC,
2.78%, 10/08/08	12,500,000	12,500,000

INSURANCE (1.6%)
Allstate Life Global Funding
2.52%, 11/07/08 (c)	15,000,000	15,000,000
2.51%, 11/27/08	12,500,000	12,500,000
Lloyds TSB Group PLC,
2.66%, 11/06/08	10,000,000	10,000,000

		37,500,000

MOTOR VEHICLE PARTS AND ACCESSORIES (1.4%)
American Honda Finance,
2.78%, 08/06/08	35,000,000	35,000,000

SECURITY BROKERS & DEALERS (2.5%)
Goldman Sachs Group, Inc.,
2.92%, 11/24/08 (a)	30,000,000	30,000,000

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Money Market Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

SECURITY BROKERS & DEALERS (continued)

Morgan Stanley Dean Witter,
2.61%, 12/03/08	$30,000,000	$30,000,000

		60,000,000

Total Corporate Bonds		167,500,000

Municipal Bond (1.6%) (d)

FLORIDA (1.6%)
Florida Hurricane Catastrophe,
2.68%, 11/14/08	40,000,000	40,000,000

U.S. Government Agency & Obligations (11.4%)

Federal Home Loan Bank
2.05%, 07/07/08 (b)	17,800,000	17,793,918
2.06%, 07/11/08 (b)	13,872,000	13,864,062
2.21%, 08/22/08 (b)	9,774,000	9,742,799
2.33%, 08/29/08 (b)	7,745,000	7,715,425
2.32%, 09/02/08 (b)	10,000,000	9,959,400
2.35%, 09/12/08 (b)	10,000,000	9,952,347
2.25%, 02/13/09	20,000,000	19,998,849
Federal Home Loan Mortgage Corp. (b)
2.05%, 07/14/08	10,000,000	9,992,597
2.07%, 07/21/08	10,000,000	9,988,472
2.05%, 07/28/08	36,000,000	35,942,700
2.13%, 09/04/08	28,571,000	28,461,121
2.41%, 10/14/08	7,558,000	7,504,874
Federal National Mortgage Assoc.
2.07%, 07/16/08	18,000,000	17,984,550
2.05%, 08/06/08 (b)	17,695,000	17,658,725
2.20%, 08/27/08 (b)	20,000,000	19,930,333
2.12%, 08/29/08 (b)	14,710,000	14,658,891
2.32%, 09/02/08 (b)	9,725,000	9,685,517
2.05%, 09/05/08	15,000,000	14,943,900

Total U.S. Government Agency & Obligations		275,778,480

Total Investments (Cost $2,422,829,339) (e) — 99.9%		2,422,829,339

Other assets in excess of liabilities — 0.1%		1,318,437

NET ASSETS — 100.0%		$2,424,147,776

(a)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(b)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 31.4% of net assets.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(e)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

DE	Germany

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Money
Market Fund

Assets:
Investments, at value (cost $2,422,829,339)	$2,422,829,339
Interest and dividends receivable	979,395
Receivable for capital shares issued	3,518,425
Prepaid expenses and other assets	25,056

Total Assets	2,427,352,215

Liabilities:
Cash overdraft	9
Payable for capital shares redeemed	2,037,066
Accrued expenses and other payables:
Investment advisory fees	749,803
Fund administration and transfer agent fees	190,361
Administrative services fees	186,362
Custodian fees	12,986
Trustee fees	20,712
Compliance program costs (Note 3)	4,119
Other	3,021

Total Liabilities	3,204,439

Net Assets	$2,424,147,776

Represented by:
Capital	$2,425,775,784
Accumulated net realized losses from investments	(1,628,008)

Net Assets	$2,424,147,776

Net Assets:
Class I Shares	$1,594,684,014
Class IV Shares	79,119,489
Class V Shares	568,629,718
Class Y Shares	181,714,555

Total	$2,424,147,776

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,595,769,594
Class IV Shares	79,172,031
Class V Shares	568,998,971
Class Y Shares	181,838,829

Total	2,425,779,425

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Money Market Fund

INVESTMENT INCOME:
Interest income	$38,497,447
Dividend income	1,064

Total Income	38,498,511

Expenses:
Investment advisory fees	4,689,430
Fund administration and transfer agent fees	582,442
Administrative services fees Class I Shares	744,357
Administrative services fees Class IV Shares	53,513
Administrative services fees Class V Shares	77,677
Custodian fees	38,320
Trustee fees	58,172
Compliance program costs (Note 3)	612
Other	212,390

Total expenses before earnings credit and reimbursed expenses	6,456,913
Earnings credit (Note 6)	(4,472)
Expenses reimbursed	(39,313)

Net Expenses	6,413,128

Net Investment Income	32,085,383

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,599,279)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$30,486,104

See accompanying notes to financial statements.

10 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Money Market Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$32,085,383	$96,480,415
Net realized gains (losses) from investment transactions	(1,599,279)	4,849

Change in net assets resulting from operations	30,486,104	96,485,264

Distributions to Shareholders From:
Net investment income:
Class I	(21,063,773)	(66,240,532)
Class IV	(1,048,258)	(3,770,906)
Class V	(7,308,203)	(22,994,315)
Class Y(a)	(2,665,149)	(3,459,919)

Change in net assets from shareholder distributions	(32,085,383)	(96,465,672)

Change in net assets from capital transactions	97,502,741	500,111,250

Change in net assets	95,903,462	500,130,842

Net Assets:
Beginning of period	2,328,244,314	1,828,113,472

End of period	$2,424,147,776	$2,328,244,314

Accumulated net investment loss at end of period	$(1,628,008)	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$509,233,666	$1,107,878,063
Dividends reinvested	21,053,645	66,239,341
Cost of shares redeemed	(490,097,127)	(888,073,454)

	40,190,184	286,043,950

Class IV Shares
Proceeds from shares issued	13,243,732	33,066,824
Dividends reinvested	1,048,266	3,770,900
Cost of shares redeemed	(13,417,253)	(35,515,911)

	874,745	1,321,813

Class V Shares
Proceeds from shares issued	249,542,320	351,673,311
Dividends reinvested	7,308,220	22,994,314
Cost of shares redeemed	(199,542,208)	(329,183,182)

	57,308,332	45,484,443

Class Y Shares (a)
Proceeds from shares issued	40,410,922	165,733,606
Dividends reinvested	2,665,149	3,459,926
Cost of shares redeemed	(43,946,591)	(1,932,488)

	(870,520)	167,261,044

Change in net assets from capital transactions	$97,502,741	$500,111,250

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	509,233,666	1,107,878,063
Reinvested	21,053,645	66,239,341
Redeemed	(490,097,127)	(888,073,454)

	40,190,184	286,043,950

Class IV Shares
Issued	13,243,732	33,066,824
Reinvested	1,048,266	3,770,900
Redeemed	(13,417,253)	(35,515,911)

	874,745	1,321,813

Class V Shares
Issued	249,542,320	351,673,311
Reinvested	7,308,220	22,994,314
Redeemed	(199,542,208)	(329,183,182)

	57,308,332	45,484,443

Class Y Shares (a)
Issued	40,410,922	165,733,607
Reinvested	2,665,149	3,459,926
Redeemed	(43,946,591)	(1,932,489)

	(870,520)	167,261,044

Total change in shares	97,502,741	500,111,250

(a)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Money Market Fund

		Investment Activities					Distributions						Ratios / Supplemental Data

																Ratio of
															Ratio of Net	Expenses
														Ratio of	Investment	(Prior to
	Net Asset												Net Assets	Expenses	Income to	Reimbursements)
	Value,	Net		Total from		Net		Capital		Net Asset			at End	to Average	Average	to Average
	Beginning	Investment		Investment		Investment	Total	Contributions		Value, End	Total		of Period	Net	Net	Net
	of Period	Income		Activities		Income	Distributions	from Advisor		of Period	Return (a)		(000s)	Assets (b)	Assets (b)	Assets (b) (c)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	1.00	0.01		0.01		(0.01)	(0.01)	–		1.00	1.30%		1,594,684	0.55%	2.62%	0.55%
Year ended December 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	–	(f)	1.00	4.79	%(h)	1,555,558	0.64%	4.69%	0.64%
Year ended December 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	–		1.00	4.53%		1,269,500	0.64%	4.46%	(d)
Year ended December 31, 2005	1.00	0.03		0.03		(0.03)	(0.03)	–		1.00	2.67%		1,173,301	0.65%	2.63%	(d)
Year ended December 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	–		1.00	0.81%		1,223,530	0.62%	0.79%	(d)
Year ended December 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	–		1.00	0.63%		1,573,895	0.63%	0.63%	(d)

Class IV Shares
Six Months ended June 30, 2008 (Unaudited)	1.00	0.01		0.01		(0.01)	(0.01)	–		1.00	1.33%		79,119	0.49%	2.67%	0.55%
Year ended December 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	–	(f)	1.00	4.94	%(h)	78,295	0.50%	4.83%	0.64%
Year ended December 31, 2006	1.00	0.05		0.05		(0.05)	(0.05)	–		1.00	4.67%		76,973	0.50%	4.58%	(d)
Year ended December 31, 2005	1.00	0.03		0.03		(0.03)	(0.03)	–		1.00	2.82%		74,115	0.50%	2.76%	(d)
Year ended December 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	–		1.00	0.94%		84,415	0.50%	0.91%	(d)
Period ended December 31, 2003 (e)	1.00	–	(f)	–	(f)	– (f)	– (f)	–		1.00	0.46%		103,515	0.50%	0.67%	(d)

Class V Shares
Six Months ended June 30, 2008 (Unaudited)	1.00	0.01		0.01		(0.01)	(0.01)	–		1.00	1.34%		568,630	0.49%	2.65%	0.49%
Year ended December 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	–	(f)	1.00	4.87	%(h)	511,681	0.57%	4.76%	0.57%
Year ended December 31, 2006	1.00	0.05		0.05		(0.05)	(0.05)	–		1.00	4.61%		466,192	0.56%	4.56%	(d)
Year ended December 31, 2005	1.00	0.03		0.03		(0.03)	(0.03)	–		1.00	2.75%		318,973	0.57%	2.69%	(d)
Year ended December 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	–		1.00	0.89%		479,706	0.55%	0.92%	(d)
Year ended December 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	–		1.00	0.71%		365,299	0.55%	0.70%	(d)

Class Y Shares (i)
Six Months ended June 30, 2008 (Unaudited)	1.00	0.01		0.01		(0.01)	(0.01)	–		1.00	1.35%		181,715	0.46%	2.68%	0.46%
Year ended December 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	–	(f)	1.00	4.97	%(h)	182,710	0.45%	4.79%	0.45%
Period ended December 31, 2006 (g)	1.00	0.03		0.03		(0.03)	(0.03)	–		1.00	3.26%		15,448	0.48%	4.81%	(d)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	There were no fee waivers/reimbursements during the period.
(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)	The amount is less than $0.005 per share.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(h)	Includes payment from the Investment Adviser which increased the total return by 0.25% (Note 3)
(i)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.,

See accompanying notes to financial statements.

2008 Semiannual Report 13

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Money Market Fund (the “Fund”) (formerly “Nationwide NVIT Money Market Fund”) The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Trust’s Board of Trustees (“Board of Trustees”) has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices

14 Semiannual Report 2008

are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 — quoted prices in active markets for identical assets.

• Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$—	$2,422,829,339	$—	$2,422,829,339

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub- custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared daily and paid monthly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences(i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value (“NAV”) of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such as administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent corporation is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting subadvisers and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Effective January 1, 2008, Nationwide Asset Management, LLC (the “subadviser”), an affiliate of NFA, became the

16 Semiannual Report 2008

subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Schedule	Fees

Up to $1 billion	0.40%

$1 billion up to $2 billion	0.38%

$2 billion up to $5 billion	0.36%

$5 billion or more	0.34%

From such fees, pursuant to the sub advisory agreement, NFA paid the subadviser $486,995 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.50% for Class IV shares until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, the cumulative potential reimbursements for the Class IV shares of the Fund would be:

Amount	Amount	Amount	Amount
Fiscal Year	Fiscal Year	Fiscal Year	Six Months Ended
2005	2006	2007	June 30, 2008

$119,939	$112,415	$89,226	$39,313

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund,and serves as Transfer and Dividend Disbursing Agent for the Fund .The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of the Fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25%, 0.20% and 0.10% of the average daily net assets of Class I, Class IV, and Class V shares, respectively, of the Fund.

For the six months ended June 30, 2008, NFS received $1,455,138 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2007, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such cost amounted to $612.

4. Investment Transactions

For the six months ended June 30, 2008, the Fund had short-term purchases of $112,197,172 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008. There are four (4) other Lenders participating in this arrangement.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess

18 Semiannual Report 2008

earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$2,422,829,339	$—	$—	$—

2008 Semiannual Report 19

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

20 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2008

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 25

Supplemental Information
(Unaudited) (Continued)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been good in all periods presented. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was two basis points above the median of the peer group funds, while total expenses were relatively low. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were below the median of the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

26 Semiannual Report 2008

B.	Submission of Matters to a Vote of Security Holders:

On December 11, 2007, a Special Meeting of Shareholders was held at which the shareholders of NVIT Money Market Fund were asked to approve the Subadvisory Agreement among Nationwide Variable Insurance Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, on behalf of the Fund.

Voting Results

The voting results of the Fund on the proposal is presented below:

	Shares Voted	Shares Voted	Shares	Broker
Fund	For	Against	Abstained	Non-Votes	Total

NVIT Money Market Fund	2,026,943,509.23	66,187,297.45	103,347,923.84	0.00	2,196,478,730.52

2008 Semiannual Report 27

NVIT Money Market Fund II
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT2 (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only.

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Money Market Fund II
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Money Market Fund II			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual[b]		1,000.00	1,008.60	4.87	0.98
	Hypothetical	[c]	1,000.00	1,019.99	4.92	0.98

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	The Money Market Fund II shares have no class designation.

[c]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Money Market Fund II
June 30, 2008 (Unaudited)

Asset Allocation

Commercial Paper	84.1%
U.S. Government Agency & Obligations	7.1%
Asset-Backed Commercial Paper	14.5%
Liabilities in excess of other assets	-5.7%

100.0%

Top Industries

Financial Services	12.4%
Personal Credit Institutions	11.5%
Banks — Foreign	9.7%
Oil & Gas	7.7%
Retail	6.0%
Food-Diversified	5.7%
Consumer Products	3.7%
Agricultural Services	3.3%
Printing & Publishing	3.3%
Diversified Manufacturing	3.1%
Other Assets	33.6%

100.0%

Top Holdings

Falcon Asset Securitization Corp., 2.75%, 07/14/08	3.8%
Old Line Funding Corp.2.78%, 07/08/08	3.8%
BP Capital Markets PLC, 2.50%, 07/01/08	3.8%
ConocoPhillips, 2.32%, 07/01/08	3.8%
FPL Group Capital, Inc., 2.60%, 07/01/08	3.8%
Cargill, Inc., 2.42%, 01/01/00	3.3%
Washington Post Co. (The), 2.10%, 07/01/08	3.3%
Pitney Bowes, Inc., 2.20%, 07/08/08	3.3%
ANZ National (Int’l) Ltd., 2.67%, 07/08/08	3.3%
Old Line Funding Corp.2.62%, 07/11/08	3.3%
Other	64.5%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Money Market Fund II

Asset-Backed Commercial Paper (14.5%) (a) (b) (c)
	Shares or
	Principal Amount	Value

ASSET-BACKED — TRADE & TERM RECEIVABLES (14.5%)
Falcon Asset Securitization Corp.,
2.75%, 07/14/08	$10,000,000	$9,990,069
Old Line Funding Corp.
2.78%, 07/08/08	7,000,000	6,996,216
2.62%, 07/11/08	1,310,000	1,309,047
2.62%, 07/15/08	2,250,000	2,247,708
Variable Funding Capital Corp., 2.65%, 07/01/08	11,500,000	11,500,000
Yorktown Capital LLC,
2.50%, 07/01/08	11,500,000	11,500,000

Total Asset-Backed Commercial Paper		43,543,040

Commercial Paper (84.1%) (a)

Agricultural Services (3.3%) (b) (c)
Cargill, Inc.,
2.42%, 01/01/00	10,000,000	10,000,000

Banks — Domestic (2.4%)
Citigroup Funding,
2.15%, 07/02/08	7,200,000	7,199,570

Banks — Foreign (9.7%)
ABN AMRO NA Finance, Inc.,
2.47%, 07/07/08	6,500,000	6,497,324
ANZ National (Int’l) Ltd.,
2.67%, 07/08/08 (b)	10,000,000	9,994,808
Bank of Scotland PLC,
2.62%, 07/07/08	6,200,000	6,197,293
DnB NOR Bank,
2.52%, 07/07/08 (b) (c)	6,200,000	6,197,396

		28,886,821

Beverages (3.0%)
PepsiCo, Inc.,
2.19%, 07/02/08	9,000,000	8,999,452

Consumer Products (3.7%) (b) (c)
Avon Capital Corp.
2.10%, 07/09/08	9,000,000	8,995,800
2.20%, 07/11/08	2,100,000	2,098,717

		11,094,517

Diversified Manufacturing (3.1%)
Honeywell International,
2.20%, 07/15/08	9,302,000	9,294,042

Financial Services (12.4%)
American Express Credit Corp.
2.20%, 07/03/08	5,000,000	4,999,389
2.10%, 07/15/08	5,000,000	4,995,917
Nordea North America, Inc.,
2.75%, 07/02/08	8,500,000	8,499,351
Private Export Funding Corp.,
2.15%, 07/15/08	8,500,000	8,492,893
Prudential Funding,
2.02%, 07/10/08	8,500,000	8,495,707
Rabobank U.S. Finance Corp.,
2.35%, 07/07/08	1,494,000	1,493,415

		36,976,672

Food-Diversified (5.7%)
Coca-Cola Co.,
2.16%, 07/09/08 (b) (c)	8,000,000	7,996,160
Nestle Finance France SA,
2.09%, 07/07/08	9,000,000	8,996,865

		16,993,025

Insurance (2.8%)
AIG Funding,
2.70%, 07/10/08	8,500,000	8,494,263

Oil & Gas (7.7%) (b) (c)
BP Capital Markets PLC,
2.50%, 07/01/08	11,500,000	11,500,000
ConocoPhillips,
2.32%, 07/01/08	11,500,000	11,500,000

		23,000,000

Personal Credit Institutions (11.5%)
General Electric Capital Corp.
2.04%, 07/02/08	9,000,000	8,999,490
2.08%, 07/15/08	2,500,000	2,497,978
ING U.S. Funding
2.50%, 07/01/08	8,000,000	8,000,000
2.75%, 07/15/08	3,500,000	3,496,257
Toyota Motor Credit Corp.
2.04%, 07/02/08	9,000,000	8,999,490
2.20%, 07/15/08	2,500,000	2,497,861

		34,491,076

Pharmaceutical Preparations (2.7%) (b) (c)
Abbott Laboratories,
2.20%, 07/07/08	8,200,000	8,196,993

Printing & Publishing (3.3%) (b) (c)
Washington Post Co. (The),
2.10%, 07/01/08	10,000,000	10,000,000

Retail (6.0%)
Pitney Bowes, Inc.,
2.20%, 07/08/08 (b) (c)	10,000,000	9,995,722

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Money Market Fund II (Continued)

Commercial Paper (a) (continued)
	Shares or
	Principal Amount	Value

Retail (continued)

Wal-Mart Stores, Inc.,
2.13%, 07/01/08	$8,000,000	$8,000,000

		17,995,722

Transportation (3.0%) (b) (c)
United Parcel Service, Inc.,
2.01%, 07/01/08	9,000,000	9,000,000

Utilities (3.8%)
FPL Group Capital, Inc.,
2.60%, 07/01/08	11,500,000	11,500,000

Total Commercial Paper		252,122,153

U.S. Government Agency & Obligations (7.1%) (a)

Federal Home Loan Bank,
2.10%, 07/11/08	4,000,000	3,997,667
Federal Home Loan Bank System,
2.09%, 07/02/08	5,900,000	5,899,658
Federal Home Loan Mortgage Corp.
2.10%, 07/03/08	5,700,000	5,699,335
2.15%, 07/09/08	5,600,000	5,597,324

Total U.S. Government Agency & Obligations		21,193,984

Total Investments (Cost $316,859,177) (d) — 105.7%		316,859,177

Liabilities in excess of other assets — (5.7)%		(17,177,451)

NET ASSETS — 100.0%		$299,681,726

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Money
Market Fund II

Assets:
Investments, at value (cost $316,859,177)	$316,859,177
Cash	710

Total Assets	316,859,887

Liabilities:
Distributions payable	10,516
Payable for capital shares redeemed	16,939,482
Accrued expenses and other payables:
Investment advisory fees	117,924
Fund administration and transfer agent fees	20,773
Distribution fees	58,962
Administrative services fees	12,582
Other	17,922

Total Liabilities	17,178,161

Net Assets	$299,681,726

Represented by:
Capital	$299,678,467
Accumulated net investment income	3,281
Accumulated net realized losses from investments	(22)

Net Assets	$299,681,726

Shares outstanding (unlimited number of shares authorized):
Shares outstanding (unlimited number of shares authorized):	299,678,468

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class:	$1.00

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT Money Market
Fund II

INVESTMENT INCOME:
Interest income	$3,861,687

Total Income	3,861,687

Expenses:
Investment advisory fees	713,356
Fund administration and transfer agent fees	83,351
Distribution fees	356,678
Administrative services fees	212,356
Other	38,377

Net Expenses	1,404,118

Net Investment Income	2,457,569

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(22)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,457,547

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Money Market Fund II

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$2,457,569	$11,235,900
Net realized gains (losses) from investment transactions	(22)	993

Change in net assets resulting from operations	2,457,547	11,236,893

Distributions to Shareholders From:
Net investment income	(2,457,569)	(11,235,900)

Change in net assets from capital transactions	33,391,156	34,145,524

Change in net assets	33,391,134	34,146,517

Net Assets:
Beginning of period	266,290,592	232,144,075

End of period	$299,681,726	$266,290,592

Accumulated net investment income at end of period	$3,281	$3,281

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$613,305,755	$1,906,780,666
Dividends reinvested	2,458,486	11,235,900
Cost of shares redeemed	(582,373,085)	(1,883,871,042)

Change in net assets from capital transactions	$33,391,156	$34,145,524

SHARE TRANSACTIONS:
Issued	613,305,755	1,906,780,666
Reinvested	2,458,486	11,235,902
Redeemed	(582,373,085)	(1,883,871,042)

Total change in shares	33,391,156	34,145,526

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Money Market Fund II

		Investment Activities				Distributions				Ratios / Supplemental Data

													Ratio of
												Ratio of Net	Expenses
	Net Asset									Net Assets	Ratio of	Investment	(Prior to
	Value,	Net		Total from		Net		Net Asset		at End	Expenses	Income	Reimbursements)
	Beginning	Investment		Investment		Investment	Total	Value, End	Total	of Period	to Average	to Average	to Average
	of Period	Income		Activities		Income	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)
Six Months ended June 30, 2008 (Unaudited)	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.86%	299,682	0.98%	1.72%	0.98%
Year ended December 31, 2007	1.00	0.04		0.04		(0.04)	(0.04)	1.00	4.25%	266,291	0.96%	4.18%	0.96%
Year ended December 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00	4.11%	232,144	1.01%	4.06%	(d)
Year ended December 31, 2005	1.00	0.20		0.02		(0.02)	(0.02)	1.00	2.26%	260,557	1.01%	2.24%	(d)
Year ended December 31, 2004	1.00	–	(e)	–	(e)	– (e)	– (e)	1.00	0.41%	192,820	0.96%	0.43%	0.99%
Year ended December 31, 2003	1.00	–	(e)	–	(e)	– (e)	– (e)	1.00	0.18%	147,736	0.95%	0.17%	0.99%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	There were no fee reductions during the period.
(e)	The amount is less than $0.005 per share.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Money Market Fund II (the “Fund”) (formerly “Nationwide NVIT Money Market II Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Trust’s Board of Trustees (“Board of Trustees”) has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 — quoted prices in active markets for identical assets.

• Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$—	$316,859,177	$—	$316,859,177

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(d)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared daily and paid monthly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or

12 Semiannual Report 2008

temporary in nature. To the extent these changes are permanent (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such as administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting subadvisers and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Effective January 1, 2008, Nationwide Asset Management, LLC (the “subadviser”), an affiliate of NFA, became the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ending June 30, 2008:

Fee Schedule	Fees

Up to $1 billion	0.50%

$1 billion up to $2 billion	0.48%

$2 billion up to $5 billion	0.46%

$5 billion or more	0.44%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $57,091 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned security of NFS), provides various administrative and accounting services for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. These fees are based on average daily net assets of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Fund.

For the six months ended June 30, 2008, NFS received $210,387 in Administrative Services fees from the Fund.

14 Semiannual Report 2008

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2007, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion as such costs amounted to $988.

4. Investment Transactions

For the six months ended June 30, 2008, the Fund had short-term purchases of $186,746,705 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

316,859,177	—	—	—

16 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 17

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

18 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 21

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

22 Semiannual Report 2008

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund had performed as expected, with the portfolio maintaining a shorter duration than the peer group funds because the Fund was designed for high inflows and outflows as part of a tactical market allocation product. Based on its review, and giving particular weight to the specific purpose of the Fund and the nature and quality of the resources dedicated by the Adviser and subadviser, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was higher, but within the range of the peer group funds, and appropriate given the purpose of the Fund. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were higher, but within the range of the peer group funds, and appropriate given the purpose of the Fund. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 23

Supplemental Information
(Unaudited) (Continued)

B.	Submission of Matters to a Vote of Security Holders:

On December 11, 2007, a Special Meeting of Shareholders was held at which the shareholders of NVIT Money Market Fund II were asked to approve the Subadvisory Agreement among Nationwide Variable Insurance Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, on behalf of the Fund.

Voting Results

The voting results of the Fund on the proposal is presented below:

	Shares Voted	Shares Voted	Shares	Broker
Fund	For	Against	Abstained	Non-Votes	Total

NVIT Money Market Fund II	241,360,427.10	9,126,388.16	34,550,621.77	0.00	285,037,437.03

24 Semiannual Report 2008

JPMorgan NVIT Balanced Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

26	Statement of Assets and Liabilities

28	Statement of Operations

29	Statement of Changes in Net Assets

31	Financial Highlights

32	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-BAL (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	JPMorgan NVIT Balanced Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
JPMorgan NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Balanced Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	923.20	4.35	0.91
	Hypothetical	[b]	1,000.00	1,020.34	4.57	0.91

Class IV	Actual		1,000.00	922.90	4.73	0.99
	Hypothetical	[b]	1,000.00	1,019.94	4.97	0.99

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	JPMorgan NVIT Balanced Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	58.9%
Corporate Bonds	13.9%
U.S. Government Sponsored & Agency Obligations	10.4%
U.S. Government Sponsored Mortgage-Backed Obligations	5.9%
Collateralized Mortgage Obligations	4.0%
Commercial Paper	3.9%
U.S. Government Mortgage Backed Agencies	3.2%
Commercial Mortgage Backed Securities	3.1%
Mutual Funds	2.3%
Asset-Backed Securities	1.9%
Sovereign Bonds	0.9%
Preferred Stocks	0.1%
Yankee Dollars	0.1%
Liabilities in excess of other assets	-8.6%

100.0%

Top Industries

Other Financial	8.3%
Oil, Gas & Consumable Fuels	7.5%
Pharmaceuticals	3.6%
Commercial Banks	3.5%
Capital Markets	2.5%
Insurance	2.6%
Computers and Peripherals	2.3%
Health Care Providers & Services	2.1%
Electric Utility	2.1%
Diversified Telecommunication Services	2.1%
Other	65.9%

100.0%

Top Holdings

AIM Liquid Assets Portfolio	2.3%
Variable Funding Capital Corp., 2.70%, 09/02/08	2.0%
Exxon Mobil Corp.	1.9%
Enterprise Funding Corp., 2.53%, 07/07/08	1.9%
Market Street Funding Corp., 2.64%, 07/10/08	1.9%
Federal National Mortgage Association, 5.00%, 07/17/37	1.8%
U.S. Treasury Notes, 2.63%, 05/31/10	1.6%
Freddie Mac Gold PoolPool #G03069, 5.50%, 12/01/36	1.5%
United States Treasury Note/Bond, 3.25%, 01/15/09	1.4%
Ranger Funding Company LLC, 2.50%, 07/14/08	1.4%
Other	82.3%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund

Common Stocks (58.9%)
	Shares or
	Principal Amount	Value

AUSTRALIA (0.5%) (a)
Airline (0.0%)
Qantas Airways Ltd.	21,745	$63,350

Capital Markets (0.1%)
Macquarie Group Ltd.	1,562	72,700

Commercial Banks (0.1%)
Australia & New Zealand Banking Group Ltd.	3,329	59,815
Commonwealth Bank of Australia	699	26,946
National Australia Bank Ltd.	1,041	26,426
Westpac Banking Corp.	1,325	25,442

		138,629

Commercial Services & Supplies (0.0%)
Brambles Ltd.	3,691	30,885

Metals & Mining (0.3%)
BHP Billiton Ltd.	5,874	249,933
International Ferro Metals Ltd.*	13,582	32,888
Rio Tinto Ltd.	650	84,080

		366,901

Oil, Gas & Consumable Fuels (0.0%)
Woodside Petroleum Ltd.	880	56,865

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Group	6,571	14,617

		743,947

AUSTRIA (0.2%) (a)
Diversified Telecommunication Services (0.1%)
Telekom Austria AG	3,988	86,407

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	1,793	140,074

		226,481

BERMUDA (0.9%)
Electronic Equipment & Instruments (0.3%)
Tyco Electronics Ltd.	12,550	449,541

Household Durables (0.0%)
Helen of Troy Ltd.*	775	12,493

Information Technology Services (0.2%)
Accenture Ltd., Class A	7,250	295,220
Genpact Ltd.*	4,200	62,664

		357,884

Insurance (0.3%)
Argo Group International Holdings Ltd.*	828	27,788
Aspen Insurance Holdings Ltd.	1,475	34,913
Axis Capital Holdings Ltd.	6,100	181,841
Platinum Underwriters Holdings Ltd.	1,200	39,132
RenaissanceRe Holdings Ltd.	2,100	93,807
XL Capital Ltd., Class A	400	8,224

		385,705

Machinery (0.0%)
Ingersoll-Rand Co. Ltd., Class A	1,800	67,374

Oil, Gas & Consumable Fuels (0.0%)
Frontline Ltd.	500	34,890

Pharmaceutical (0.1%)
Warner Chilcott Ltd., Class A*	4,200	71,190

		1,379,077

CANADA (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Ultra Petroleum Corp.*	500	49,100

Pharmaceutical (0.0%)
Cardiome Pharma Corp.*	975	8,580

		57,680

CAYMAN ISLANDS (0.3%)
Computers & Peripherals (0.0%)
Seagate Technology	3,550	67,911

Food Products (0.0%)
Fresh Del Monte Produce, Inc.*	3,000	70,710

Insurance (0.2%)
ACE Ltd.	5,020	276,552

Personal Products (0.1%)
Herbalife Ltd.	2,000	77,500

		492,673

DENMARK (0.1%) (a)
Pharmaceutical (0.1%)
Novo Nordisk AS, Class B	2,288	150,639

FINLAND (0.2%) (a)
Commercial Services & Supplies (0.0%)
Poyry OYJ	566	14,653

Communications Equipment (0.1%)
Nokia OYJ	6,858	167,614

Construction & Engineering (0.1%)
YIT OYJ	2,508	62,621

Industrial Conglomerate (0.0%)
Ruukki Group OYJ	10,522	38,809

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

FINLAND (continued)

Machinery (0.0%)
Konecranes OYJ	936	$38,428

		322,125

FRANCE (1.1%) (a)
Aerospace & Defense (0.0%)
Thales SA	744	42,316

Auto Components (0.1%)
Compagnie Generale des Etablissements Michelin, Class B	1,265	90,447

Chemicals (0.1%)
Arkema	1,861	104,515

Commercial Banks (0.1%)
BNP Paribas	650	58,505
Societe Generale	932	80,753

		139,258

Construction Materials (0.1%)
Lafarge SA	962	146,679

Electrical Equipment (0.1%)
Alstom	348	79,791

Food & Staples Retailing (0.0%)
Carrefour SA	338	19,050

Insurance (0.1%)
AXA SA	1,306	38,479
SCOR SE	3,387	77,114

		115,593

Media (0.1%)
Vivendi	4,194	158,126

Multi-Utility (0.2%)
Suez SA	3,343	226,593

Multiline Retail (0.0%)
PPR SA	67	7,396

Oil, Gas & Consumable Fuels (0.2%)
Total SA	4,183	356,018
Pharmaceutical (0.0%)
Sanofi-Aventis SA	875	58,137

		1,543,919

GERMANY (0.8%) (a)
Airline (0.0%)
Deutsche Lufthansa AG	1,558	33,565

Chemicals (0.0%)
Lanxess	449	18,440

Diversified Financial Services (0.0%)
Deutsche Boerse AG	551	62,288

Electric Utility (0.2%)
E. ON AG	1,437	289,457

Industrial Conglomerate (0.1%)
Siemens AG	939	103,498

Insurance (0.1%)
Allianz SE	259	45,518
Hannover Rueckversicherung AG	1,895	93,306
Muenchener Rueckversicherungs AG	280	49,110

		187,934

Internet Software & Services (0.1%)
United Internet AG	5,395	106,027

Machinery (0.1%)
MAN AG	1,028	113,801

Media (0.0%)
Axel Springer AG	50	5,549

Metals & Mining (0.1%)
ThyssenKrupp AG	1,736	108,788

Pharmaceutical (0.1%)
Bayer AG	2,361	198,186

		1,227,533

GREECE (0.1%) (a)
Beverages (0.0%)
Coca Cola Hellenic Bottling Co. SA	1,663	45,241

Commercial Banks (0.1%)
EFG Eurobank Ergasias SA	2,739	65,211
National Bank of Greece SA	1,068	48,063
Piraeus Bank SA	1,408	38,317

		151,591

Metals & Mining (0.0%)
Corinth Pipeworks SA*	1,269	8,011

		204,843

HONG KONG (0.1%) (a)
Commercial Banks (0.0%)
Dah Sing Financial Holdings Ltd.	800	6,463

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

HONG KONG (continued)

Real Estate Management & Development (0.1%)
New World Development Ltd.	15,000	$30,640
Sun Hung Kai Properties Ltd. (b)	2,000	27,189
Swire Pacific Ltd., Class A	3,500	35,826

		93,655

Specialty Retail (0.0%)
Esprit Holdings Ltd.	7,535	78,461

		178,579

ISRAEL (0.0%)
Biotechnology (0.0%)
Protalix BioTherapeutics, Inc.*	4,325	11,721

ITALY (0.3%) (a)
Automobiles (0.1%)
Fiat SpA	6,915	112,544

Capital Markets (0.0%)
Mediobanca SpA	1,884	31,925

Commercial Banks (0.1%)
Banco Popolare SC	5,958	105,246
UniCredit SpA	20,886	127,035
Unione di Banche Italiane SpA	467	10,911

		243,192

Construction Materials (0.1%)
Buzzi Unicem SpA	3,409	84,968

Oil, Gas & Consumable Fuels (0.0%)
ENI SpA	199	7,392

		480,021

JAPAN (2.0%)
Auto Components (0.0%) (a)
Bridgestone Corp.	1,000	15,343

Automobiles (0.2%)(a)
Toyota Motor Corp.	5,200	245,496

Building Products (0.2%)(a)
Daikin Industries Ltd.	3,182	160,914
Nippon Sheet Glass Co. Ltd.	13,000	64,440

		225,354

Capital Markets (0.0%)(a)
Daiwa Securities Group, Inc.	7,000	64,380

Chemicals (0.1%)(a)
Nitto Denko Corp.	1,100	42,290
Shin-Etsu Chemical Co. Ltd.	2,200	136,541
Showa Denko KK	1,000	2,655

		181,486

Commercial Banks (0.2%)(a)
Hokuhoku Financial Group, Inc.	14,000	40,616
Mitsubishi UFJ Financial Group, Inc.	12,600	111,368
Nishi-Nippon City Bank Ltd. (The)	13,000	38,776
Sumitomo Mitsui Financial Group, Inc.	13	97,776

		288,536

Construction & Engineering (0.0%)(a)
Nishimatsu Construction Co. Ltd.	15,000	39,447

Consumer Finance (0.1%)(a)
Hitachi Capital Corp.	4,300	69,268
ORIX Corp.	300	42,974

		112,242

Diversified Telecommunication Services (0.1%)(a)
Nippon Telegraph & Telephone Corp.	34	167,789

Electric Utility (0.1%)(a)
Kansai Electric Power Co., Inc. (The)	3,800	89,036

Electrical Equipment (0.1%)(a)
Mitsubishi Electric Corp.	15,000	162,261

Electronic Equipment & Instruments (0.1%)(a)
FUJIFILM Holdings Corp.	2,700	93,016
Ibiden Co. Ltd.	600	21,853
Nippon Electric Glass Co. Ltd.	2,000	34,769

		149,638

Household Durables (0.1%)(a)
Matsushita Electric Industrial Co. Ltd.	8,000	171,174
Sony Corp.	1,000	43,840

		215,014

Information Technology Services (0.0%)(a)
NTT Data Corp.	11	43,071

Marine (0.0%)(a)
Kawasaki Kisen Kaisha Ltd.	3,000	28,197

Metals & Mining (0.1%)(a)
JFE Holdings, Inc.	2,500	126,063
Tokyo Steel Manufacturing Co. Ltd.	2,400	27,801

		153,864

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

JAPAN (continued)

Multiline Retail (0.1%)
Isetan Mitsukoshi Holdings Ltd.*	6,600	$70,681

Natural Gas Utility (0.0%)(a)
Tokyo Gas Co. Ltd.	196	792

Oil, Gas & Consumable Fuels (0.0%)(a)
Nippon Mining Holdings, Inc.	2,500	15,699

Personal Products (0.1%)(a)
Aderans Holdings Co. Ltd.	1,200	23,170
Shiseido Co. Ltd.	2,000	45,841

		69,011

Pharmaceutical (0.1%)(a)
Daiichi Sankyo Co. Ltd.	5,300	146,027

Software (0.0%)(a)
Nintendo Co. Ltd.	100	56,715

Tobacco (0.1%)(a)
Japan Tobacco, Inc.	31	132,229

Trading Companies & Distributors (0.1%)(a)
ITOCHU Corp.	7,000	74,643
Mitsui & Co. Ltd.	3,000	66,223

		140,866

Wireless Telecommunication Services (0.1%)(a)
NTT DoCoMo, Inc.	46	67,480

		2,880,654

LIBERIA (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Royal Caribbean Cruises Ltd.	500	11,235

LUXEMBOURG (0.0%) (a)
Metals & Mining (0.0%)
ArcelorMittal	447	43,925

NETHERLANDS (0.3%)
Air Freight & Logistics (0.0%) (a)
TNT NV	2,346	79,837

Chemicals (0.1%)(a)
Akzo Nobel NV	2,263	154,851

Construction & Engineering (0.0%)(a)
Koninklijke BAM Groep NV	1,242	21,794

Diversified Financial Services (0.1%)(a)
ING Groep NV CVA	2,532	80,049

Diversified Telecommunication Services (0.0%)(a)
Koninklijke KPN NV	50	855

Food & Staples Retailing (0.1%)(a)
Koninklijke Ahold NV	8,538	$114,446

Metals & Mining (0.0%)
Vimetco NV GDR	5,277	45,382

		497,214

NETHERLANDS ANTILLES (0.5%)
Energy Equipment & Services (0.5%)
Schlumberger Ltd.	6,900	741,267

NORWAY (0.2%) (a)
Commercial Banks (0.1%)
DnB NOR ASA	7,186	91,330

Industrial Conglomerate (0.1%)(b)
Orkla ASA, Class A	11,570	148,313

		239,643

PANAMA (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Carnival Corp.	1,300	42,848

PUERTO RICO (0.0%)
Commercial Banks (0.0%)
W Holding Co., Inc.	2,500	2,125

SINGAPORE (0.1%) (a)
Diversified Financial Services (0.0%)
Singapore Exchange Ltd.	6,293	32,110

Diversified Telecommunication Services (0.1%)(b)
Singapore Telecommunications Ltd.	42,900	114,390

Real Estate Management & Development (0.0%)
City Developments Ltd.	4,000	32,026
Keppel Land Ltd.	4,000	14,613

		46,639

		193,139

SPAIN (0.3%) (a)
Commercial Banks (0.2%)
Banco Bilbao Vizcaya Argentaria SA	7,853	149,616
Banco Santander SA	10,037	183,099

		332,715

Construction & Engineering (0.0%)
Acciona SA	109	25,764

Diversified Telecommunication Services (0.1%)
Telefonica SA	3,291	87,084

		445,563

8 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

SWEDEN (0.1%) (a)
Commercial Banks (0.1%)
Skandinaviska Enskilda Banken AB, Class A	4,254	$78,506
Svenska Handelsbanken AB, Class A	90	2,133

		80,639

Health Care Equipment & Supplies (0.0%)
Elekta AB	361	6,921

Machinery (0.0%)
Atlas Copco AB, Class B	2,582	34,157

		121,717

SWITZERLAND (0.6%) (a)
Capital Markets (0.0%)
Credit Suisse Group AG	491	22,354
Julius Baer Holding AG	189	12,678
UBS AG*	555	11,568

		46,600

Construction Materials (0.1%)
Holcim Ltd.	746	60,316

Electrical Equipment (0.0%)
ABB Ltd.*	598	16,931

Food Products (0.2%)
Nestle SA	4,990	224,928

Insurance (0.1%)
Swiss Reinsurance	719	47,675
Zurich Financial Services AG	340	86,672

		134,347

Machinery (0.0%)
Georg Fischer AG	90	36,818

Pharmaceutical (0.2%)
Roche Holding AG	1,609	289,325

		809,265

UNITED KINGDOM (2.0%) (a)
Aerospace & Defense (0.0%)
BAE Systems PLC	7,913	69,446

Commercial Banks (0.2%)
HBOS PLC	4,082	22,345
HSBC Holdings PLC	9,315	143,411
HSBC Holdings PLC	6,000	92,486
Royal Bank of Scotland Group PLC	18,044	76,807

		335,049

Commercial Services & Supplies (0.0%)
Robert Walters PLC	3,039	7,561

Diversified Telecommunication Services (0.1%)
Cable & Wireless PLC	24,185	72,281

Food & Staples Retailing (0.1%)
Tesco PLC	4,165	30,460
WM Morrison Supermarkets PLC	23,437	123,537

		153,997

Hotels, Restaurants & Leisure (0.2%)
Compass Group PLC	23,281	175,097
Greene King PLC	8,009	70,889
PartyGaming PLC*	7,202	37,609

		283,595

Household Durables (0.0%)
Taylor Wimpey PLC	28,115	34,437

Independent Power Producers & Energy Traders (0.1%)
International Power PLC	17,704	151,647

Industrial Conglomerate (0.1%)
Cookson Group PLC	7,665	95,343

Information Technology Services (0.0%)
LogicaCMG PLC	24,925	53,365

Insurance (0.1%)
Amlin PLC	1	3
Aviva PLC	465	4,610
Beazley Group PLC	18,982	41,777
RSA Insurance Group PLC	31,732	78,989
Standard Life PLC	5,020	20,867

		146,246

Media (0.1%)
Pearson PLC	2,884	35,140
Reed Elsevier PLC	2,320	26,435
Taylor Nelson Sofres PLC	2,857	13,174

		74,749

Metals & Mining (0.1%)
Anglo American PLC	958	67,276
Rio Tinto PLC	631	75,980
Vedanta Resources PLC	641	27,679
Xstrata PLC	419	33,374

		204,309

Multiline Retail (0.1%)
Marks & Spencer Group PLC	12,781	83,099

Oil, Gas & Consumable Fuels (0.5%)
Afren PLC*	11,753	39,469
BG Group PLC	2,946	76,550
BP PLC	14,718	170,570

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels (continued)

Royal Dutch Shell PLC, Class A	6,308	$258,543
Royal Dutch Shell PLC, Class B	3,193	127,842

		672,974

Pharmaceuticals (0.1%)
AstraZeneca PLC	726	30,865
GlaxoSmithKline PLC	2,265	50,063
Shire Ltd.	5,609	91,682

		172,610

Semiconductors & Semiconductor Equipment (0.0%)
ARM Holdings PLC	17,662	29,813
CSR PLC*	2,146	11,392

		41,205

Tobacco (0.1%)
British American Tobacco PLC	1,875	64,668
Imperial Tobacco Group PLC	4,131	153,443

		218,111

Trading Companies & Distributors (0.0%)
Wolseley PLC	2,698	20,100

Wireless Telecommunication Services (0.1%)
Vodafone Group PLC	30,287	89,224

		2,979,348

UNITED STATES (48.1%)
Aerospace & Defense (1.7%)
Boeing Co.	5,400	354,888
General Dynamics Corp.	3,890	327,538
Goodrich Corp.	3,400	161,364
Honeywell International, Inc.	5,850	294,138
Lockheed Martin Corp.	2,955	291,540
Northrop Grumman Corp.	5,500	367,950
Orbital Sciences Corp.*	3,975	93,651
TransDigm Group, Inc.*	1,900	63,821
United Technologies Corp.	8,000	493,600

		2,448,490

Air Freight & Logistics (0.1%)
FedEx Corp.	100	7,879
Pacer International, Inc.	5,075	109,163
United Parcel Service, Inc., Class B	1,200	73,764

		190,806

Airlines (0.0%)
Continental Airlines, Inc., Class B*	3,450	34,880
UAL Corp.	100	522

		35,402

Auto Components (0.3%)
ArvinMeritor, Inc.	1,950	24,336
ATC Technology Corp.*	1,350	31,428
Autoliv, Inc.	1,600	74,592
Drew Industries, Inc.*	1,275	20,336
Johnson Controls, Inc.	10,000	286,800
Lear Corp.*	1,550	21,979

		459,471

Beverages (0.7%)
Coca-Cola Co. (The)	15,700	816,086
Coca-Cola Enterprises, Inc.	4,400	76,120
Pepsi Bottling Group, Inc.	2,100	58,632
PepsiAmericas, Inc.	1,650	32,637

		983,475

Biotechnology (0.8%)
Alexion Pharmaceuticals, Inc.*	1,125	81,562
Alkermes, Inc.*	1,225	15,141
Amgen, Inc.*	3,000	141,480
Arena Pharmaceuticals, Inc.*	1,075	5,579
BioMarin Pharmaceutical, Inc.*	950	27,531
Bionovo, Inc.*	2,375	2,898
Celgene Corp.*	4,900	312,963
Cephalon, Inc.*	100	6,669
Combinatorx, Inc.	575	2,041
Gilead Sciences, Inc.*	7,200	381,240
Human Genome Sciences, Inc.*	1,850	9,639
Keryx Biopharmaceuticals, Inc.*	850	417
Martek Biosciences Corp.*	175	5,899
Myriad Genetics, Inc.*	300	13,656
Onyx Pharmaceuticals, Inc.*	375	13,350
Progenics Pharmaceuticals, Inc.*	400	6,348
Regeneron Pharmaceuticals, Inc.*	950	13,718
Rigel Pharmaceuticals, Inc.*	300	6,798
Seattle Genetics, Inc.*	1,700	14,382
Third Wave Technologies, Inc.	1,475	16,461
United Therapeutics Corp.*	375	36,656

		1,114,428

Building Products (0.1%)
Gibraltar Industries, Inc.	500	7,985
Insteel Industries, Inc.	1,650	30,212
NCI Building Systems, Inc.*	1,550	56,931
Quanex Building Products Corp.	1,275	18,947

		114,075

10 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)

Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	650	$58,539
Bank of New York Mellon Corp. (The)	8,850	334,795
Eaton Vance Corp.	1,100	43,736
Federated Investors, Inc., Class B	3,300	113,586
Goldman Sachs Group, Inc. (The)	3,610	631,389
Invesco Ltd.	1,950	46,761
Investment Technology Group, Inc.	1,600	53,536
Janus Capital Group, Inc.	75	1,985
LaBranche & Co., Inc.*	1,775	12,567
Lehman Brothers Holdings, Inc.	4,880	96,673
Merrill Lynch & Co., Inc.	6,200	196,602
Morgan Stanley	12,240	441,497
Northern Trust Corp.	2,550	174,854
State Street Corp.	5,700	364,743
TD Ameritrade Holding Corp.*	9,750	176,377
Waddell & Reed Financial, Inc., Class A	1,600	56,016

		2,803,656

Chemicals (1.2%)
Air Products & Chemicals, Inc.	200	19,772
Celanese Corp., Series A	1,650	75,339
CF Industries Holdings, Inc.	450	68,760
Dow Chemical Co. (The)	8,600	300,226
E.I. Du Pont de Nemours & Co.	1,400	60,046
Innospec, Inc.	2,475	46,580
Monsanto Co.	1,600	202,304
Mosaic Co. (The)*	800	115,760
PPG Industries, Inc.	2,200	126,214
Praxair, Inc.	2,100	197,904
Rohm & Haas Co.	8,500	394,740
Spartech Corp.	1,175	11,080
Terra Industries, Inc.	3,400	167,790

		1,786,515

Commercial Banks (1.2%)
1st Source Corp.	270	4,347
Bancfirst Corp.	2,475	105,930
Bank of Hawaii Corp.	1,550	74,090
City Holding Co.	850	34,655
Comerica, Inc.	3,200	82,016
Commerce Bancshares, Inc.	355	14,079
First Merchants Corp.	300	5,445
Fulton Financial Corp.	6,850	68,842
Huntington Bancshares, Inc.	7,400	42,698
KeyCorp	3,500	38,430
Lakeland Financial Corp.	200	3,816
National City Corp.	3,700	17,649
Regions Financial Corp.	100	1,091
Sierra Bancorp	325	5,363
Simmons First National Corp., Class A	3,550	99,293
StellarOne Corp.	317	4,628
Suffolk Bancorp	2,050	60,229
SunTrust Banks, Inc.	100	3,622
Synovus Financial Corp.	2,000	17,460
TCF Financial Corp.	5,700	68,571
U.S. Bancorp	19,975	557,103
Wachovia Corp.	7,200	111,816
Wells Fargo & Co.	8,900	211,375
Zions Bancorp	3,700	116,513

		1,749,061

Commercial Services & Supplies (0.3%)
Administaff, Inc.	2,225	62,055
COMSYS IT Partners, Inc.*	600	5,472
Deluxe Corp.	1,625	28,958
Diamond Management & Technology Consultants, Inc.	7,775	40,508
IKON Office Solutions, Inc.	6,725	75,858
Pitney Bowes, Inc.	2,050	69,905
Standard Parking Corp.*	425	7,735
Standard Register Co. (The)	6,200	58,466
Steelcase, Inc., Class A	550	5,517
Watson Wyatt Worldwide, Inc., Class A	1,350	71,401

		425,875

Communications Equipment (1.5%)
ADTRAN, Inc.	850	20,264
Avocent Corp.*	1,950	36,270
Black Box Corp.	1,925	52,341
Cisco Systems, Inc.*	29,400	683,844
CommScope, Inc.*	1,950	102,901
Corning, Inc.	24,700	569,335
Emulex Corp.*	6,875	80,094
Harris Corp.	1,350	68,161
InterDigital, Inc.*	2,525	61,408
Juniper Networks, Inc.*	5,000	110,900
QUALCOMM, Inc.	9,300	412,641
Tellabs, Inc.*	550	2,558

		2,200,717

Computers & Peripherals (2.1%)
Apple, Inc.*	3,400	569,296
EMC Corp.*	3,100	45,539
Hewlett-Packard Co.	21,875	967,094
Imation Corp.	2,800	64,176
International Business Machines Corp.	11,490	1,361,910

2008 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Computers & Peripherals (continued)

QLogic Corp.*	5,150	$75,138
Rackable Systems, Inc.*	675	9,045
SanDisk Corp.*	1,000	18,700
Western Digital Corp.*	1,950	67,333

		3,178,231

Construction & Engineering (0.1%)
Dycom Industries, Inc.*	775	11,253
EMCOR Group, Inc.*	3,150	89,869
Fluor Corp.	100	18,608
Integrated Electrical Services, Inc.*	175	3,010
Jacobs Engineering Group, Inc.*	200	16,140
KBR, Inc.	350	12,219

		151,099

Construction Materials (0.0%)
Headwaters, Inc.*	200	2,354

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	750	3,810
American Express Co.	3,100	116,777
AmeriCredit Corp.*	1,975	17,025
Capital One Financial Corp.	2,000	76,020
Credit Acceptance Corp.*	249	6,364
Discover Financial Services	3,145	41,420
Dollar Financial Corp.*	1,964	29,676
World Acceptance Corp.*	650	21,885

		312,977

Containers & Packaging (0.1%)
Graphic Packaging Holding Co.*	16,825	33,987
Myers Industries, Inc.	800	6,520
Rock-Tenn Co., Class A	1,075	32,239
Smurfit-Stone Container Corp.*	4,725	19,231

		91,977

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	100	4,426
Coinstar, Inc.*	700	22,897
ITT Educational Services, Inc.*	800	66,104

		93,427

Diversified Financial Services (1.0%)
Bank of America Corp.	31,450	750,711
CIT Group, Inc.	7,300	49,713
Citigroup, Inc.	21,750	364,530
CME Group, Inc.	300	114,957
IntercontinentalExchange, Inc.*	400	45,600
Nasdaq OMX Group (The)*	1,950	51,773
NYSE Euronext	3,400	172,244

		1,549,528

Diversified Telecommunication Services (1.6%)
AT&T, Inc.	40,210	1,354,675
CenturyTel, Inc.	1,980	70,468
Citizens Communications Co.	2,350	26,649
Consolidated Communications Holdings, Inc.	3,050	45,414
Embarq Corp.	1,847	87,308
Verizon Communications, Inc.	21,500	761,100
Windstream Corp.	6,350	78,359

		2,423,973

Electric Utilities (1.4%)
Allegheny Energy, Inc.	300	15,033
American Electric Power Co., Inc.	13,450	541,093
DPL, Inc.	2,650	69,907
Edison International	12,850	660,233
El Paso Electric Co.*	1,075	21,285
Exelon Corp.	2,500	224,900
FirstEnergy Corp.	2,800	230,524
FPL Group, Inc.	900	59,022
Portland General Electric Co.	950	21,394
PPL Corp.	2,100	109,767
Sierra Pacific Resources	5,400	68,634
UniSource Energy Corp.	500	15,505

		2,037,297

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	1,500	59,250
GrafTech International Ltd.*	2,800	75,124
LSI Industries, Inc.	1,075	8,729
Sunpower Corp., Class A*	100	7,198
WESCO International, Inc.*	2,000	80,080

		230,381

Electronic Equipment & Instruments (0.1%)
Benchmark Electronics, Inc.*	750	12,255
Coherent, Inc.*	3,350	100,132
Methode Electronics, Inc.	3,725	38,926
Mettler Toledo International, Inc.*	250	23,715
Sanmina-SCI Corp.*	13,600	17,408
Tech Data Corp.*	100	3,389

		195,825

Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	2,600	227,084
ENSCO International, Inc.	900	72,666
Global Industries Ltd.*	3,250	58,272

12 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Energy Equipment & Services (continued)

Grey Wolf, Inc.*	3,350	$30,251
Halliburton Co.	7,400	392,718
ION Geophysical Corp.*	6,300	109,935
National Oilwell Varco, Inc.*	4,650	412,548
Patterson-UTI Energy, Inc.	375	13,515
Smith International, Inc.	100	8,314
Transocean, Inc.*	1,750	266,682

		1,591,985

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club, Inc.*	2,299	88,971
CVS Caremark Corp.	17,250	682,582
Nash Finch Co.	2,300	78,821
Safeway, Inc.	12,500	356,875
SUPERVALU, Inc.	2,550	78,770
SYSCO Corp.	6,400	176,064
Wal-Mart Stores, Inc.	9,100	511,420

		1,973,503

Food Products (0.5%)
General Mills, Inc.	4,100	249,157
Kellogg Co.	1,500	72,030
Kraft Foods, Inc., Class A	12,600	358,470

		679,657

Health Care Equipment & Supplies (0.7%)
Baxter International, Inc.	600	38,364
Boston Scientific Corp.*	4,500	55,305
C.R. Bard, Inc.	2,100	184,695
Covidien Ltd.	2,200	105,358
Datascope Corp.	975	45,825
Invacare Corp.	5,025	102,711
Medtronic, Inc.	5,300	274,275
Power Medical Interventions, Inc.*	650	3,608
Quidel Corp.*	1,175	19,411
Stryker Corp.	100	6,288
Thoratec Corp.*	1,175	20,433
Zimmer Holdings, Inc.*	1,700	115,685

		971,958

Health Care Providers & Services (1.3%)
Aetna, Inc.	11,890	481,902
AMERIGROUP Corp.*	2,150	44,720
Apria Healthcare Group, Inc.*	1,700	32,963
Cardinal Health, Inc.	1,500	77,370
CIGNA Corp.	3,500	123,865
Express Scripts, Inc.*	4,200	263,424
Laboratory Corp. of America Holdings*	1,100	76,593
Landauer, Inc.	1,750	98,420
Magellan Health Services, Inc.*	1,950	72,208
McKesson Corp.	1,400	78,274
Medcath Corp.*	1,700	30,566
Medco Health Solutions, Inc.*	5,850	276,120
Omnicare, Inc.	3,225	84,559
Owens & Minor, Inc.	1,550	70,820
UnitedHealth Group, Inc.	200	5,250
WellPoint, Inc.*	2,200	104,852

		1,921,906

Health Care Technology (0.0%)
MedAssets, Inc.*	750	12,788

Hotels, Restaurants & Leisure (0.7%)
AFC Enterprises*	4,275	34,157
Bally Technologies, Inc.*	1,900	64,220
Darden Restaurants, Inc.	1,500	47,910
Denny’s Corp.*	12,675	35,997
Domino’s Pizza, Inc.*	1,400	16,100
International Game Technology	5,600	139,888
McDonald’s Corp.	8,320	467,751
Monarch Casino & Resort, Inc.*	1,525	17,995
Starwood Hotels & Resorts Worldwide, Inc.	2,500	100,175
Wyndham Worldwide Corp.	4,300	77,013

		1,001,206

Household Durables (0.2%)
American Greetings Corp., Class A	4,300	53,062
Blyth, Inc.	950	11,429
Centex Corp.	1,800	24,066
CSS Industries, Inc.	200	4,844
D.R. Horton, Inc.	200	2,170
Furniture Brands International, Inc.	1,275	17,034
Leggett & Platt, Inc.	2,825	47,375
Lennar Corp., Class A	3,400	41,956
Standard Pacific Corp.	750	2,535
Tupperware Brands Corp.	2,275	77,850

		282,321

Household Products (1.1%)
Church & Dwight Co., Inc.	1,350	76,073
Colgate-Palmolive Co.	2,500	172,750
Kimberly-Clark Corp.	6,215	371,533
Procter & Gamble Co.	15,850	963,838

		1,584,194

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	2,200	180,620
Dynegy, Inc., Class A*	1,632	13,954

		194,574

2008 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)

Industrial Conglomerates (0.9%)
3M Co.	2,800	$194,852
General Electric Co.	31,900	851,411
McDermott International, Inc.*	1,350	83,551
Teleflex, Inc.	1,625	90,334
Walter Industries, Inc.	900	97,893

		1,318,041

Information Technology Services (0.3%)
Acxiom Corp.	425	4,883
Affiliated Computer Services, Inc., Class A*	1,900	101,631
Cognizant Technology Solutions Corp., Class A*	600	19,506
CSG Systems International, Inc.*	750	8,265
CyberSource Corp.*	187	3,129
Hewitt Associates, Inc., Class A*	1,900	72,827
Paychex, Inc.	6,800	212,704
Unisys Corp.*	6,900	27,255

		450,200

Insurance (1.3%)
Aflac, Inc.	1,800	113,040
American International Group, Inc.	4,200	111,132
Assurant, Inc.	1,500	98,940
Chubb Corp.	4,630	226,916
Conseco, Inc.*	2,425	24,056
Genworth Financial, Inc., Class A	3,700	65,897
Harleysville Group, Inc.	1,275	43,133
Hartford Financial Services Group, Inc.	1,200	77,484
LandAmerica Financial Group, Inc.	200	4,438
Lincoln National Corp.	2,200	99,704
Loews Corp.	757	35,503
MBIA, Inc.	1,600	7,024
Meadowbrook Insurance Group, Inc.	1,675	8,878
MetLife, Inc.	3,800	200,526
Navigators Group, Inc.*	850	45,942
ProAssurance Corp.*	425	20,447
Protective Life Corp.	3,400	129,370
Prudential Financial, Inc.	2,400	143,376
Travelers Cos., Inc.	9,587	416,076
Unum Group	2,300	47,035

		1,918,917

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	2,000	146,660
Expedia, Inc.*	6,500	119,470
priceline.com, Inc.*	750	86,595

		352,725

Internet Software & Services (0.5%)
AsiaInfo Holdings, Inc.*	750	8,865
CMGI, Inc.*	830	8,798
eBay, Inc.*	4,600	125,718
Google, Inc., Class A*	900	473,778
Sohu.com, Inc.*	1,000	70,440
ValueClick, Inc.*	3,950	59,842
Yahoo!, Inc.*	2,600	53,716

		801,157

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,575	91,979
JAKKS Pacific, Inc.*	1,175	25,674

		117,653

Life Sciences Tools & Services (0.1%)
AMAG Pharmaceuticals, Inc.*	200	6,820
Enzo Biochem, Inc.*	925	10,379
Illumina, Inc.*	250	21,778
Medivation, Inc.*	1,275	15,083
PerkinElmer, Inc.	3,750	104,437
Thermo Fisher Scientific, Inc.*	900	50,157

		208,654

Machinery (1.4%)
AGCO Corp.*	1,775	93,028
Caterpillar, Inc.	8,250	609,015
Cummins, Inc.	1,140	74,693
Danaher Corp.	2,000	154,600
Deere & Co.	600	43,278
Dover Corp.	2,400	116,088
Eaton Corp.	2,100	178,437
Gardner Denver, Inc.*	1,550	88,040
Illinois Tool Works, Inc.	7,450	353,949
Nordson Corp.	1,550	112,979
PACCAR, Inc.	3,000	125,490
Parker Hannifin Corp.	950	67,754
Tecumseh Products Co., Class A*	1,825	59,824
Wabash National Corp.	1,200	9,072
Wabtec Corp.	300	14,586

		2,100,833

Marine (0.0%)
Genco Shipping & Trading Ltd.	1,050	68,460

14 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)

Media (1.3%)
Charter Communications, Inc., Class A*	4,225	$4,436
Cumulus Media, Inc., Class A*	1,500	5,910
DIRECTV Group, Inc. (The)*	3,950	102,344
DISH Network Corp., Class A*	800	23,424
Entercom Communications Corp., Class A	1,075	7,547
News Corp., Class A	23,500	353,440
Omnicom Group, Inc.	1,810	81,233
Sinclair Broadcast Group, Inc., Class A	8,400	63,840
Time Warner, Inc.	17,500	259,000
Viacom, Inc., Class B*	5,222	159,480
Walt Disney Co. (The)	27,760	866,112

		1,926,766

Metals & Mining (0.9%)
AK Steel Holding Corp.	1,150	79,350
Alcoa, Inc.	3,800	135,356
Freeport-McMoRan Copper & Gold, Inc.	3,268	382,977
Nucor Corp.	3,800	283,746
Steel Dynamics, Inc.	225	8,791
United States Steel Corp.	1,990	367,712
Worthington Industries, Inc.	4,025	82,512

		1,340,444

Multi-Utilities (0.5%)
CMS Energy Corp.	18,800	280,120
Dominion Resources, Inc.	7,150	339,553
NorthWestern Corp.	2,050	52,111
PNM Resources, Inc.	175	2,093

		673,877

Multiline Retail (0.2%)
Big Lots, Inc.*	5,400	168,696
Family Dollar Stores, Inc.	2,700	53,838
Kohl’s Corp.*	2,700	108,108
Saks, Inc.*	1,800	19,764

		350,406

Natural Gas Utilities (0.1%)
Energen Corp.	1,230	95,977
Nicor, Inc.	2,825	120,317

		216,294

Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	3,500	261,940
Apache Corp.	3,051	424,089
Brigham Exploration Co.*	600	9,498
Chevron Corp.	17,480	1,732,792
ConocoPhillips	11,800	1,113,802
Devon Energy Corp.	2,400	288,384
Energy Partners Ltd.*	950	14,174
EOG Resources, Inc.	500	65,600
Exxon Mobil Corp.	32,130	2,831,617
Frontier Oil Corp.	1,075	25,703
Hess Corp.	900	113,571
Marathon Oil Corp.	2,800	145,236
Mariner Energy, Inc.*	859	31,757
Meridian Resource Corp.*	8,800	25,960
Murphy Oil Corp.	2,450	240,223
Occidental Petroleum Corp.	7,600	682,936
Plains Exploration & Production Co.*	1,100	80,267
Rosetta Resources, Inc.*	525	14,963
Stone Energy Corp.*	1,775	116,990
Swift Energy Co.*	650	42,939
Vaalco Energy, Inc.*	1,850	15,670
W&T Offshore, Inc.	200	11,702
Westmoreland Coal Co.*	300	6,333
XTO Energy, Inc.	7,300	500,123

		8,796,269

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.*	2,875	24,323
Domtar Corp.*	12,100	65,945

		90,268

Personal Products (0.0%)
NBTY, Inc.*	650	20,839

Pharmaceuticals (2.9%)
Abbott Laboratories	14,200	752,174
Barrier Therapeutics, Inc.*	300	1,206
Bristol-Myers Squibb Co.	14,500	297,685
Cypress Bioscience, Inc.*	775	5,572
Eli Lilly & Co.	7,400	341,584
Forest Laboratories, Inc.*	2,500	86,850
Johnson & Johnson	11,250	723,825
MDRNA, Inc.*	1,575	1,921
Merck & Co., Inc.	22,185	836,153
Perrigo Co.	3,200	101,664
Pfizer, Inc.	36,140	631,366
Schering-Plough Corp.	14,700	289,443
ULURU, Inc.*	1,000	850
Viropharma, Inc.*	3,500	38,710
Watson Pharmaceuticals, Inc.*	775	21,057
Wyeth	3,200	153,472
XenoPort, Inc.*	450	17,563

		4,301,095

Real Estate Investment Trusts (REITs) (0.9%)
Annaly Capital Management, Inc.	4,850	75,223
Anthracite Capital, Inc.	3,700	26,048

2008 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Real Estate Investment Trusts (continued)

Anworth Mortgage Asset Corp.	1,400	$9,114
Apartment Investment & Management Co., Class A	2,100	71,526
Camden Property Trust	1,100	48,686
DCT Industrial Trust, Inc.	2,675	22,149
Digital Realty Trust, Inc.	1,300	53,183
Duke Realty Corp.	1,200	26,940
Home Properties, Inc.	425	20,426
Hospitality Properties Trust	8,400	205,464
Kimco Realty Corp.	300	10,356
Lexington Realty Trust	3,650	49,750
LTC Properties, Inc.	2,350	60,066
MFA Mortgage Investments, Inc.	5,775	37,653
Mid-America Apartment Communities, Inc.	125	6,380
Pennsylvania Real Estate Investment Trust	550	12,727
ProLogis	8,810	478,823
PS Business Parks, Inc.	550	28,380
Ramco-Gershenson Properties Trust	2,800	57,512
Strategic Hotels & Resorts, Inc.	1,275	11,947
Sunstone Hotel Investors, Inc.	3,725	61,835
Taubman Centers, Inc.	300	14,595

		1,388,783

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	1,200	119,868
Con-way, Inc.	650	30,719
CSX Corp.	4,900	307,769
Norfolk Southern Corp.	9,750	611,033
Union Pacific Corp.	900	67,950
YRC Worldwide, Inc.*	875	13,011

		1,150,350

Semiconductors & Semiconductor Equipment (1.3%)
Altera Corp.	7,450	154,215
Amkor Technology, Inc.*	7,875	81,979
Asyst Technologies, Inc.*	1,175	4,195
Atmel Corp.*	950	3,306
Broadcom Corp., Class A*	3,900	106,431
Brooks Automation, Inc.*	850	7,030
Cirrus Logic, Inc.*	6,325	35,167
Cymer, Inc.*	1,950	52,416
Integrated Device Technology, Inc.*	5,600	55,664
Intel Corp.	6,550	140,694
KLA-Tencor Corp.	1,700	69,207
LSI Corp.*	12,725	78,131
MEMC Electronic Materials, Inc.*	2,760	169,850
Micrel, Inc.	5,775	52,841
National Semiconductor Corp.	6,000	123,240
NVIDIA Corp.*	3,725	69,732
OmniVision Technologies, Inc.*	1,000	12,090
ON Semiconductor Corp.*	5,350	49,059
Semtech Corp.*	850	11,960
Silicon Storage Technology, Inc.*	4,825	13,365
Texas Instruments, Inc.	9,100	256,256
Ultratech, Inc.*	825	12,804
Xilinx, Inc.	11,200	282,800
Zoran Corp.*	650	7,605

		1,850,037

Software (1.9%)
Adobe Systems, Inc.*	500	19,695
Aspen Technology, Inc.*	7,300	97,090
BMC Software, Inc.*	2,390	86,040
EPIQ Systems, Inc.*	1,950	27,690
Fair Isaac Corp.	200	4,154
JDA Software Group, Inc.*	375	6,788
Magma Design Automation, Inc.*	275	1,669
Microsoft Corp.	61,550	1,693,240
MicroStrategy, Inc., Class A*	650	42,087
Net 1 UEPS Technologies, Inc.*	450	10,935
Oracle Corp.*	28,135	590,835
Pegasystems, Inc.	550	7,403
Secure Computing Corp.*	1,200	4,968
SPSS, Inc.*	200	7,274
Sybase, Inc.*	4,771	140,363
Synopsys, Inc.*	3,275	78,305
Wind River Systems, Inc.*	650	7,079

		2,825,615

Specialty Retail (0.8%)
Abercrombie & Fitch Co., Class A	1,500	94,020
Advance Auto Parts, Inc.	3,150	122,314
Aeropostale, Inc.*	2,800	87,724
AutoZone, Inc.*	650	78,656
Barnes & Noble, Inc.	1,850	45,954
Cache, Inc.*	2,575	27,553
CarMax, Inc.*	3,400	48,246
Collective Brands, Inc.*	1,550	18,027
Dick’s Sporting Goods, Inc.*	4,300	76,282
Finish Line, Class A*	4,975	43,283
GameStop Corp., Class A*	2,150	86,860
Gap, Inc. (The)	4,350	72,515
Lowe’s Cos., Inc.	100	2,075
Ltd Brands, Inc.	600	10,110

16 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Specialty Retail (continued)

Midas, Inc.*	5,375	$72,562
Ross Stores, Inc.	1,950	69,264
Staples, Inc.	5,500	130,625
TJX Cos., Inc.	3,350	105,424

		1,191,494

Technology (0.0%)
Hackett Group, Inc. (The)*	1,000	5,740

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.*	700	20,216
Hanesbrands, Inc.*	2,550	69,207
Nike, Inc., Class B	6,972	415,601
Phillips-Van Heusen Corp.	1,100	40,282
Polo Ralph Lauren Corp.	500	31,390
V.F. Corp.	1,900	135,242

		711,938

Thrifts & Mortgage Finance (0.3%)
Federal Agricultural Mortgage Corp., Class C	3,900	96,642
Federal National Mortgage Association	5,800	113,158
Freddie Mac	5,900	96,760
MGIC Investment Corp.	500	3,055
Ocwen Financial Corp.*	400	1,860
Washington Federal, Inc.	3,600	65,160
Washington Mutual, Inc.	2,900	14,297

		390,932

Tobacco (1.1%)
Alliance One International, Inc.*	16,075	82,143
Altria Group, Inc.	38,320	787,859
Lorillard, Inc.*	1,700	117,572
Philip Morris International, Inc.	8,570	423,272
Reynolds American, Inc.	4,780	223,083
Universal Corp.	475	21,480

		1,655,409

Wireless Telecommunication Services (0.1%)
Centennial Communications Corp.*	3,700	25,863
Sprint Nextel Corp.	4,800	45,600
USA Mobility, Inc.	575	4,341

		75,804

		71,092,132

Total Common Stocks		87,119,313

Preferred Stocks (0.1%) (a)
	Shares or
	Principal Amount	Value

GERMANY (0.1%)
Household Products (0.0%)
Henkel KGaA	751	$29,864

Multi-Utility (0.1%)
RWE AG	940	94,286

Total Preferred Stocks		124,150

Corporate Bonds (13.9%)

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.,
6.20%, 01/15/38	$90,000	91,223

Auto Components (0.0%)(b)
Tenneco, Inc.,
8.13%, 11/15/15	30,000	27,150
TRW Automotive, Inc.,
7.25%, 03/15/17	5,000	4,200

		31,350

Automobiles (0.0%)
Terex Corp.,
8.00%, 11/15/17	35,000	34,737

Beverages (0.1%)
Constellation Brands, Inc.,
7.25%, 09/01/16	35,000	32,900
Dr Pepper Snapple Group, Inc.,
6.82%, 05/01/18(b)	125,000	125,516

		158,416

Capital Markets (0.5%)
Goldman Sachs Group, Inc. (The)
5.95%, 01/18/18	65,000	62,397
5.95%, 01/15/27	55,000	47,421
6.75%, 10/01/37	105,000	96,048
Lehman Brothers Holdings, Inc.,
5.25%, 02/06/12	165,000	156,145
Merrill Lynch & Co., Inc.
6.05%, 08/15/12	80,000	78,297
6.22%, 09/15/26	55,000	45,534
Morgan Stanley,
6.63%, 04/01/18	305,000	288,995

		774,837

Chemicals (0.1%)
Huntsman LLC,
11.50%, 07/15/12	30,000	31,125
Nalco Co.
7.75%, 11/15/11	15,000	15,000
8.88%, 11/15/13	10,000	10,250

2008 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Chemicals (continued)

PolyOne Corp.
8.88%, 05/01/12	$20,000	$20,000
8.88%, 05/01/12(b)	20,000	20,000

		96,375

Commercial Banks (1.1%)
Bank of America Corp.,
5.65%, 05/01/18	170,000	158,710
Bank of Scotland PLC,
5.25%, 02/21/17(b)	275,000	270,417
Citigroup, Inc.
5.50%, 04/11/13	165,000	161,036
6.00%, 08/15/17	115,000	109,695
6.13%, 11/21/17	120,000	115,164
Credit Suisse Guernsey,
5.86%, 05/29/49	100,000	83,365
HBOS PLC,
6.66%, 12/31/49(b)	100,000	70,071
Royal Bank of Scotland Group PLC
7.64%, 03/31/49(c)	100,000	91,433
6.99%, 10/29/49(b)	200,000	180,005
Standard Chartered PLC,
6.41%, 12/01/47(b)	200,000	160,495
Woori Bank,
5.75%, 03/13/14(b)	160,000	159,952

		1,560,343

Commercial Services & Supplies (0.1%)
ACCO Brands Corp.,
7.63%, 08/15/15	35,000	31,500
Allied Waste North America, Inc.,
7.38%, 04/15/14	10,000	10,150
Corrections Corp. of America,
6.25%, 03/15/13	10,000	9,625
Iron Mountain, Inc.,
6.63%, 01/01/16	45,000	42,075
Jostens Holding Corp.
0.00%, 12/01/13(d)	5,000	4,850
Service Corp. International,
7.38%, 10/01/14	30,000	30,000
Visant Corp.,
7.63%, 10/01/12	15,000	14,737
Visant Holding Corp.,
8.75%, 12/01/13	15,000	14,738

		157,675

Computers & Peripherals (0.2%)
Hewlett-Packard Co.,
4.50%, 03/01/13	210,000	207,989

Consumer Goods (0.0%)
Jarden Corp.,
7.50%, 05/01/17	25,000	21,750

Containers & Packaging (0.0%)
Owens Brockway Glass Container, Inc.,
8.25%, 05/15/13	10,000	10,250
Smurfit-Stone Container Enterprises, Inc.,
8.38%, 07/01/12	20,000	17,550

		27,800

Diversified Consumer Services (0.0%)
Stewart Enterprises, Inc.,
6.25%, 02/15/13	15,000	14,250

Electric Utilities (0.4%)
Duke Energy Carolinas LLC,
6.10%, 06/01/37	140,000	133,027
Florida Power & Light Co.,
5.95%, 02/01/38	100,000	98,856
Midamerican Energy Holdings Co.,
6.13%, 04/01/36	30,000	28,808
NRG Energy, Inc.,
7.38%, 02/01/16	45,000	42,356
Ohio Power Co., Series K,
6.00%, 06/01/16	80,000	79,360
Pacificorp,
4.30%, 09/15/08	125,000	125,031
Virginia Electric and Power Co.,
6.35%, 11/30/37	90,000	87,624

		595,062

Electronic Equipment & Instruments (0.0%)
L-3 Communications Corp.,
5.88%, 01/15/15	15,000	13,837
Sensata Technologies BV,
8.00%, 05/01/14	30,000	27,600

		41,437

Food & Staples Retailing (0.3%)
CVS Pass-Through Trust,
6.04%, 12/10/28(b)	120,743	112,114
Kroger Co. (The)
6.40%, 08/15/17	85,000	86,696
6.15%, 01/15/20	95,000	93,995
Safeway, Inc.,
6.35%, 08/15/17	90,000	92,625

		385,430

18 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Food Products (0.1%)
Del Monte Corp.,
6.75%, 02/15/15	$10,000	$9,525
Kraft Foods, Inc.,
6.00%, 02/11/13	175,000	176,806

		186,331

Health Care Providers & Services (0.1%)
Biomet, Inc.,
10.38%, 10/15/17(b)	15,000	15,900
Community Health Systems, Inc.,
8.88%, 07/15/15	15,000	15,150
Cooper Cos., Inc. (The),
7.13%, 02/15/15	25,000	24,000
HCA, Inc.
9.25%, 11/15/16	10,000	10,413
9.25%, 11/15/16	10,000	10,300
9.63%, 11/15/16	35,000	36,838

		112,601

Hotels, Restaurants & Leisure (0.1%)
Host Hotels & Resorts LP,
7.13%, 11/01/13	20,000	18,600
McDonald’s Corp.,
6.30%, 10/15/37	100,000	99,458
MGM Mirage
6.75%, 04/01/13	10,000	8,625
5.88%, 02/27/14	30,000	24,300
7.50%, 06/01/16	5,000	4,113
Steinway Musical Instruments,
7.00%, 03/01/14(b)	10,000	9,150

		164,246

Household Durables (0.0%)
Sealy Mattress Co.,
8.25%, 06/15/14	45,000	36,900

Industrial Conglomerates (0.2%)
General Electric Co.,
5.25%, 12/06/17	260,000	249,946
Georgia-Pacific LLC(b)
7.00%, 01/15/15	15,000	14,100
7.70%, 06/15/15	25,000	23,625

		287,671

Information Technology Services (0.0%)
Oracle Corp.,
6.50%, 04/15/38	50,000	50,124

Insurance (0.4%)
Liberty Mutual Group, Inc.,
7.50%, 08/15/36(b)	105,000	91,823
Lincoln National Corp.,
7.00%, 05/17/66	150,000	136,630
Reinsurance Group of America, Inc.,
6.75%, 12/15/65	105,000	82,567
Travelers Cos., Inc. (The),
6.25%, 03/15/37	90,000	77,323
XL Capital Ltd.,
6.50%, 12/31/49	220,000	148,500

		536,843

Machinery (0.0%)
Baldor Electric Co.,
8.63%, 02/15/17	10,000	10,050
Cameron International Corp.,
7.00%, 07/15/38	45,000	44,940

		54,990

Media (0.3%)
Charter Communications Operating LLC,
8.00%, 04/30/12(b)	20,000	18,900
Comcast Corp.,
6.95%, 08/15/37	165,000	162,292
DIRECTV Holdings LLC,
6.38%, 06/15/15	30,000	28,125
Echostar DBS Corp.,
7.13%, 02/01/16	50,000	46,125
Time Warner Cable, Inc.,
6.55%, 05/01/37	50,000	46,050
Time Warner Entertainment Co. LP,
8.38%, 07/15/33	40,000	43,290
Time Warner, Inc.,
5.88%, 11/15/16	125,000	117,870

		462,652

Metals & Mining (0.0%)
Freeport-McMoRan Copper & Gold, Inc.,
8.25%, 04/01/15	30,000	31,538

Multi-Utility (0.0%)
Veolia Environnement,
6.00%, 06/01/18	50,000	49,885

Multiline Retail (0.2%)
Wal-Mart Stores, Inc.
5.38%, 04/05/17	150,000	151,673
5.25%, 09/01/35	60,000	52,129
6.50%, 08/15/37	40,000	41,166

		244,968

2008 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Natural Gas Utilities (0.1%)
ONEOK Partners LP,
5.90%, 04/01/12	$115,000	$115,615
Sonat, Inc.,
7.63%, 07/15/11	25,000	25,237

		140,852

Oil, Gas & Consumable Fuels (0.7%)
Anadarko Petroleum Corp.,
6.45%, 09/15/36	70,000	69,096
Chesapeake Energy Corp.
7.00%, 08/15/14	10,000	9,800
6.50%, 08/15/17	20,000	18,700
Enterprise Products Operating LP,
6.30%, 09/15/17	140,000	139,021
Kinder Morgan Energy Partners LP,
6.50%, 02/01/37	75,000	70,916
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.83%, 09/30/16(b)	250,000	242,770
Suncor Energy, Inc.,
6.85%, 06/01/39	70,000	71,422
Transocean, Inc.,
5.25%, 03/15/13	300,000	303,134
Valero Energy Corp.,
6.63%, 06/15/37	70,000	64,179
XTO Energy, Inc.,
6.38%, 06/15/38	85,000	81,235

		1,070,273

Other Financial (8.3%)
Allstate Life Global Funding Trust,
5.38%, 04/30/13	185,000	184,275
American International Group, Inc.,
8.18%, 05/15/58(b)	95,000	89,405
Arch Western Finance LLC,
6.75%, 07/01/13	30,000	29,400
Berkshire Hathaway Finance Corp.,
4.50%, 01/15/13	305,000	302,197
Caterpillar Financial Services Corp.,
5.45%, 04/15/18	125,000	123,921
Countrywide Financial Corp.,
5.80%, 06/07/12	100,000	94,581
Dex Media West LLC,
9.88%, 08/15/13	30,000	27,000
Enterprise Funding Corp.,
2.53%, 07/07/08(e)	2,750,000	2,748,854
Ford Motor Credit Co. LLC,
7.80%, 06/01/12	15,000	11,601
General Electric Capital Corp.
5.25%, 10/19/12	220,000	222,145
Series A, 6.15%, 08/07/37	80,000	75,070
GMAC LLC,
6.88%, 08/28/12	25,000	17,119
Goldman Sachs Capital II,
5.79%, 12/29/49	150,000	104,304
Hanesbrands, Inc.,
6.51%, 12/15/14(c)	35,000	32,550
Hawker Beechcraft Acquisition Co. LLC, PIK,
8.88%, 04/01/15	20,000	20,100
IBM International Group Capital LLC,
5.05%, 10/22/12	100,000	102,123
John Deere Capital Corp.,
Series D, 5.35%, 04/03/18	100,000	98,552
Lehman Brothers Holdings Capital Trust V,
5.86%, 11/29/49	175,000	114,188
Market Street Funding Corp.,
2.64%, 07/10/08(e)	2,750,000	2,748,212
MetLife Global Funding I,
5.13%, 04/10/13(b)	200,000	196,938
Mirant North America LLC,
7.38%, 12/31/13	25,000	24,781
Pricoa Global Funding I,
3.90%, 12/15/08(b)	400,000	398,130
Principal Life, Income Funding Trusts,
5.30%, 04/24/13	125,000	125,001
QBE Capital Funding II LP,
6.80%, 12/31/49(b)	100,000	83,831
Rio Tinto, Ltd.,
5.88%, 07/15/13	280,000	281,552
Shinsei Finance II,
7.16%, 07/25/16(b)	225,000	158,344
Stingray Pass-Through Trust,
5.90%, 01/12/15(b)	180,000	28,800
Swiss Re Capital I LP,
6.85%, 05/25/49(b)	300,000	264,519
Telecom Italia Capital SA,
7.72%, 06/04/38	35,000	35,565
Telefonica Emisiones SAU,
5.86%, 02/04/13	260,000	261,737
Variable Funding Capital Corp.,
2.70%, 09/02/08(e)	3,000,000	2,983,890
Wachovia Capital Trust III,
5.80%, 03/15/42	190,000	129,200
Wells Fargo Capital XIII,
7.70%, 12/29/49(c)	145,000	144,137

		12,262,022

20 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Real Estate Management & Development (0.0%)
Beazer Homes USA, Inc.,
6.88%, 07/15/15	$11,000	$7,865

Special Purpose Entity (0.1%)
IIRSA Norte Finance Ltd.,
8.75%, 05/30/24	100,000	113,250

Specialty Retail (0.1%)
Home Depot, Inc.,
5.88%, 12/16/36	125,000	102,116
Neiman-Marcus Group, Inc.,
9.00%, 10/15/15	15,000	14,812

		116,928

Telecommunications (0.3%)
AT&T, Inc.,
6.30%, 01/15/38	215,000	203,122
Intelsat Jackson Holdings Ltd.,
9.25%, 06/15/16	10,000	10,075
Qwest Communications International, Inc.,
6.18%, 02/15/09(c)	7,000	6,965
Qwest Corp.,
8.88%, 03/15/12	5,000	5,100
Verizon Communications, Inc.,
6.40%, 02/15/38	140,000	130,323

		355,585

Tobacco (0.0%)
Philip Morris International, Inc.,
6.38%, 05/16/38	55,000	53,599

Total Corporate Bonds		20,537,797

Asset-Backed Securities (1.9%)

Capital One Multi-Asset Execution Trust, Series 2007-A9, Class A9,
4.95%, 08/15/12	995,000	1,005,487
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1,
5.41%, 01/25/34	128,244	108,678
Ford Credit Auto Owner Trust, Series 06-B, Class A3,
5.26%, 10/15/10	810,295	818,387
PSE&G Transition Funding LLC, Series 01-1, Class A6,
6.61%, 06/15/15	240,000	255,546
Residential Asset Securities Corp.(c) Series 2002-KS4, Class AIIB,
2.98%, 07/25/32	9,073	7,885
Series 2003-KS5, Class AIIB,
3.06%, 07/25/33	13,141	9,277
Specialty Underwriting & Residential Finance, Series 06-BC2, Class A2B,
5.57%, 02/25/37	743,156	655,371
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1,
2.74%, 07/25/33(c)	33,044	25,895

Total Asset-Backed Securities		2,886,526

Collateralized Mortgage Obligations (4.0%)

Countrywide Alternative Loan Trust
Series 04-28CB, Class 3A1,
6.00%, 01/25/35	452,018	410,771
Series 06-J5, Class 3A1,
6.50%, 09/25/36	686,425	567,213
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-14, Class A2,
5.50%, 7/25/35	518,007	488,884
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1,
6.5%, 12/25/33	76,778	67,517
Fannie Mae REMICS
6.50%, 09/25/33	275,293	283,687
6.50%, 10/25/33	238,639	245,921
6.50%, 10/25/33	238,639	245,921
6.50%, 12/25/33	236,912	244,337
6.50%, 12/25/33	214,948	221,742
6.50%, 01/25/34	217,709	224,716
First Horizon Alternative Mortgage Securities, Series 2006-FA4, Class 1A1	375,934	335,083
Freddie Mac REMICS
5.00%, 11/15/28	422,507	428,246
6.50%, 05/15/35	195,030	203,570
5.50%, 07/15/37	600,000	573,197
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1,
3.04%, 9/25/34	49,134	39,175
Lehman Mortgage Trust, Series 2007-4, Class 4A1,
6%, 5/25/37	88,399	83,537

2008 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Shares or
	Principal Amount	Value

Residential Funding Mortgage Securities I, Series 07-S8, Class 1A1,
6%, 9/25/37	$568,880	$539,725
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 06-5, Class 2CB1,
6%, 7/25/36	250,745	197,775
Wells Fargo Mortgage Backed Securities TrustSeries 2007-5, Class 2A3,
5.50%, 05/25/37	168,928	157,101
Series 2007-11, Class A96,
2,190.00%, 08/25/37	328,438	313,247

Total Collateralized Mortgage Obligations		5,871,365

Commercial Mortgage Backed Securities (3.1%)

Bear Stearns Commercial Mortgage Securities
Series 05-PWR7, Class A3,
5.12%, 02/11/41	380,000	363,696
Series 04-PWR6, Class A4,
4.52%, 11/11/41	260,000	251,746
Credit Suisse Mortgage Capital Certificates, Series 07-C4, Class A3,
6%, 9/15/39	445,000	425,121
CS First Boston Mortgage Securities Corp.
Series 01-CK1, Class A3,
6.38%, 12/18/35	250,705	256,208
Series 03-C4, Class A4,
5.14%, 08/15/36	480,000	470,492
Greenwich Capital Commercial Funding Corp.
Series 04-GG1, Class A3,
4.34%, 06/10/36	892,391	891,058
Series 05-GG3, Class A4,
4.80%, 08/10/42	285,000	269,354
LB-UBS Commercial Mortgage Trust
Series 05-C1, Class A4,
4.74%, 02/15/30	485,000	457,330
Series 2006, Class A4,
5.16%, 02/15/31	250,000	235,272
Series 06-C4, Class A4,
6.08%, 06/15/38(c)	190,000	187,100
Morgan Stanley Capital I
Series 03-HQ2, Class A2,
4.92%, 03/12/35	250,000	243,220
Series 04-HQ3, Class A2,
4.05%, 01/13/41	360,509	356,589
Series 05, Class IQ9,
4.70%, 07/15/56	265,000	249,003

Total Commercial Mortgage Backed Securities		4,656,189

Commercial Paper (3.9%) (e)

Clipper Receivables Corp.,
2.84%, 07/18/08	2,000,000	1,997,040
Kitty Hawk Funding Corp.,
2.77%, 08/13/08	1,000,000	996,739
Ranger Funding Company LLC,
2.50%, 07/14/08	2,000,000	1,998,216
Ticonderoga Funding LLC,
2.53%, 07/11/08	750,000	749,318

Total Commercial Paper		5,741,313

Sovereign Bonds (0.9%)

Brazilian Government International Bond
8.00%, 01/15/18	154,000	171,017
12.25%, 03/06/30	75,000	127,237
Guatemala Government Bond,
9.25%, 08/01/13	50,000	57,002
Mexico Government International Bond,
8.00%, 09/24/22	175,000	212,975
Republic of Argentina Government Bond,
3.00%, 04/30/13(c)	180,000	85,770
Russia Government International Bond,
12.75%, 06/24/28	100,000	178,260
Ukraine Government International Bond
6.88%, 03/04/11	170,000	166,175
6.58%, 11/21/16(b)	100,000	88,750
6.58%, 11/21/16	210,000	186,579

Total Sovereign Bonds		1,273,765

22 Semiannual Report 2008

U.S. Government Mortgage Backed Agencies (3.2%)
	Shares or
	Principal Amount	Value

Federal Home Loan Mortgage Corp. TBA
5.50%, 07/15/37	$1,255,000	$1,236,175
5.50%, 08/15/37	420,000	425,652
Federal National Mortgage Association TBA
4.50%, 08/15/21	340,000	327,888
6.00%, 06/01/22	245,000	251,125
5.50%, 07/15/22	586,000	589,845
5.00%, 07/15/37	1,080,000	1,035,113
Government National Mortgage Association TBA
5.00%, 07/15/35	700,000	678,125
5.50%, 07/15/35	195,000	194,025
6.00%, 07/15/35	85,000	86,275

Total U.S. Government Mortgage Backed Agencies		4,824,223

U.S. Government Sponsored Mortgage-Backed Obligations (5.9%)

Fannie Mae Pool
Pool #787555, 6.50%, 02/01/35	274,583	283,330
Pool #888016, 5.50%, 05/01/36	772,212	763,510
Pool #888415, 5.00%, 12/01/36	817,196	786,056
Pool #906474, 6.00%, 01/01/37	1,880,063	1,898,826
Federal Home Loan Mortgage Corp. TBA	1,360,000	1,314,100
Freddie Mac Gold Pool
Pool #A29796, 6.00%, 02/01/35	152,668	154,573
Pool #G03069, 5.50%, 12/01/36	2,192,696	2,163,574
Pool #G03269, 5.50%, 10/01/37	407,289	401,625
Freddie Mac Non Gold Pool
Pool #1B3166, 5.85%, 11/01/36	541,857	551,654
Pool #1G1999, 5.42%, 06/01/37	29,437	29,678
Pool #1J1749, 5.57%, 06/01/37	292,626	294,846
Pool #1J0453, 5.60%, 06/01/37	33,757	34,075
Pool #1G2061, 5.45%, 07/01/37	57,161	57,599

Total U.S. Government Sponsored Mortgage-Backed Obligations		8,733,446

U.S. Government Sponsored & Agency Obligations (10.4%)

Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	375,000	451,727
5.00%, 07/15/37	157,000	150,426
Federal National Mortgage Association
6.63%, 11/15/30	30,000	35,612
6.50%, 07/15/37	1,645,000	1,693,322
5.00%, 07/17/37	2,650,000	2,620,187
Federal National Mortgage Association TBA,
5.50%, 07/01/38	200,000	197,125
U.S. Treasury Bond,
5.00%, 05/15/37	345,000	370,767
U.S. Treasury Notes
4.88%, 06/30/09	30,000	30,734
1.75%, 03/31/10	205,000	202,357
2.63%, 05/31/10	2,400,000	2,401,500
4.25%, 09/30/12	125,000	130,147
3.50%, 05/31/13	1,570,000	1,581,653
4.13%, 05/15/15	175,000	180,838
4.75%, 08/15/17	500,000	529,687
3.50%, 02/15/18	615,000	591,985
3.88%, 05/15/18	1,245,000	1,234,593
United States Treasury Inflation Indexed Bonds,
2.63%, 07/15/17	365,000	417,873
United States Treasury Note/Bond
4.63%, 11/30/08	25,000	25,273
3.25%, 01/15/09	2,100,000	2,113,946
3.25%, 12/31/09	200,000	202,391
8.88%, 02/15/19	200,000	278,656

Total U.S. Government Sponsored & Agency Obligations		15,440,799

2008 Semiannual Report 23

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

JPMorgan NVIT Balanced Fund (Continued)

Rights (0.0%)
	Shares or
	Principal Amount	Value

UNITED KINGDOM (0.0%)
HBOS PLC	$1,632	$350

Total Rights		350

Mutual Funds (2.3%) (c)

AIM Liquid Assets Portfolio	3,378,734	3,378,734

Total Mutual Funds		3,378,734

Yankee Dollar (0.1%)

UNITED STATES (0.1%)
Nexen, Inc.	110,000	104,152

Total Yankee Dollar		104,152

Total Investments (Cost $167,062,868) (f) — 108.6%		160,692,122

Liabilities in excess of other assets — (8.6)%		(12,711,976)

NET ASSETS — 100.0%		$147,980,146

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 1.8% of net assets.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2008.
(e)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.
(f)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ARM	Adjustable Rate Mortgage
GDR	Global Depositary Receipt
LP	Limited Partnership
MBIA	Insured by Municipal Bond Insurance Organization
TBA	To Be Announced.

24 Semiannual Report 2008

At June 30, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

10	CAC40 10 EURO	07/18/08	699,622	(34,177)
11	AMSTERDAM IDX	07/18/08	1,475,787	(115,388)
61	EURO BOBL	09/10/08	10,158,344	(158,561)
9	S&P/MIB IDEM	09/19/08	2,102,361	(96,638)
31	LONG GILT	09/30/08	6,444,982	(104,269)
27	90DAY STERLING	06/18/09	6,307,918	(28,033)
2	FTSE 100	09/19/08	224,971	(7,052)
7	TOPIX IDX	09/12/08	869,313	(54,212)
26	S&P 500 EMINI	09/19/08	1,665,430	(60,434)
22	US TREAS 5YR NOTE	09/30/08	2,432,203	28,595
1	RUSSELL 2000	09/19/08	345,850	(22,279)
17	US TREAS 2YR NOTE	09/30/08	3,590,453	1,765
8	US LONG BOND	09/19/08	924,750	17,142

			$37,241,984	$(633,541)

			Notional Value	Unrealized
Number of	Short		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

6	SPI 200 IDX	09/30/08	(746,543)	23,980
16	EURO-BUND	09/10/08	(2,785,139)	41,589
101	DJ EURO STOXX 50	09/19/08	(5,374,370)	277,397
5	HANG SENG IDX	07/31/08	(709,247)	19,547
1	US 10YR 6% SWAP	09/15/08	(109,953)	(2,018)
31	RUSSELL MINI	09/19/08	(2,144,270)	137,874
15	US TREAS 10YR NOTE	09/30/08	(1,708,828)	(28,183)

			$(13,578,350)	$470,186

At June 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Australian Dollar	08/13/08	(108,797)	(103,563)	(103,627)	(64)
Swiss Franc	08/13/08	(76,951)	(75,072)	(75,387)	(315)
Euro	08/13/08	(332,321)	(517,070)	(521,957)	(4,887)
British Sterling Pound	08/13/08	(54,725)	(107,688)	(108,606)	(918)
Japanese Yen	08/13/08	(28,184,502)	(271,147)	(266,139)	5,008
Norwegian Krone	08/13/08	(589,041)	(113,818)	(115,165)	(1,347)
Singapore Dollar	08/13/08	(73,337)	(54,148)	(54,037)	111

Total Short Contracts			$(1,242,506)	$(1,244,916)	$(2,412)

Long Contracts:
Australian Dollar	08/13/08	340,726	314,535	324,535	10,000
Swiss Franc	08/13/08	210,373	202,277	206,098	3,821
Euro	08/13/08	100,617	157,105	158,034	929
British Sterling Pound	08/13/08	57,983	113,751	115,073	1,322
Hong Kong Dollar	08/13/08	452,806	58,270	58,130	(140)
Japanese Yen	08/13/08	27,526,880	264,720	259,929	(4,791)
Swedish Krone	08/13/08	882,199	145,996	146,170	174

Total Long Contracts			$1,256,654	$1,267,969	$11,315

The following is a summary of written option activity for the period ended June 30, 2008, by the Fund (Dollar amounts in thousands):

		Premiums
Written Options	Contract	Received

Balance at beginning of period	169	$178
Options written	91	67
Options expired	(103)	(91)
Options terminated in closing purchase transactions	(188)	(179)

Options outstanding at end of period	(31)	$(25)

At June 30, 2008, the Fund had no outstanding options.

2008 Semiannual Report 25

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

JPMorgan NVIT
Balanced Fund

Assets:
Investments, at value (cost $167,062,868)	$160,692,122
Cash	133,727
Deposits with broker for futures	20,000
Interest and dividends receivable	642,894
Receivable for capital shares issued	2,234
Receivable for investments sold	7,597,650
Unrealized appreciation on futures contracts	2,496
Unrealized appreciation on forward foreign currency contracts	21,466
Reclaims receivable	40,099
Receivable for variation margin on futures contracts	2,243
Prepaid expenses and other assets	1,198

Total Assets	169,156,129

Liabilities:
Foreign currencies payable to custodian, at value (Cost $225,360)	222,987
Payable for investments purchased	20,740,432
Unrealized depreciation on forward foreign currency contracts	12,563
Unrealized depreciation on spot foreign currency contracts	2
Payable for capital shares redeemed	85,955
Accrued expenses and other payables:
Investment advisory fees	92,319
Fund administration and transfer agent fees	11,816
Administrative services fees	1,649
Custodian fees	2,453
Trustee fees	2,525
Compliance program costs (Note 3)	281
Other	3,001

Total Liabilities	21,175,983

Net Assets	$147,980,146

Represented by:
Capital	$140,668,725
Accumulated net investment income	113,799
Accumulated net realized gains from investment, futures, options and foreign currency transactions	13,715,032
Net unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	(6,517,410)

Net Assets	$147,980,146

Net Assets:
Class I Shares	$106,288,443
Class IV Shares	41,691,703

Total	$147,980,146

See accompanying notes to financial statements.

26 Semiannual Report 2008

JPMorgan NVIT
Balanced Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	10,680,530
Class IV Shares	4,189,212

Total	14,869,742

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.95
Class IV Shares	$9.95

See accompanying notes to financial statements.

2008 Semiannual Report 27

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

JPMorgan
NVIT Balanced Fund

INVESTMENT INCOME:
Interest income	$1,591,090
Dividend income	1,318,284
Foreign tax withholding	(36,233)

Total Income	2,873,141

Expenses:
Investment advisory fees	589,801
Fund administration and transfer agent fees	64,086
Administrative services fees Class I Shares	34,528
Administrative services fees Class IV Shares	29,759
Custodian fees	9,682
Trustee fees	4,242
Compliance program costs (Note 3)	563
Other	23,135

Total expenses before earnings credit	755,796
Earnings credit (Note 6)	(4,841)

Net Expenses	750,955

Net Investment Income	2,122,186

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(468,746)
Net realized losses from futures transactions	(687,697)
Net realized losses from option transactions	(29,291)
Net realized gains from foreign currency transactions	7,600

Net realized losses from investment, futures, options and foreign currency transactions	(1,178,134)
Net change in unrealized appreciation/(depreciation) from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(14,160,843)

Net realized/unrealized losses from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(15,338,977)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,216,791)

See accompanying notes to financial statements.

28 Semiannual Report 2008

Statements of Changes in Net Assets

	JPMorgan NVIT Balanced Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$2,122,186	$4,229,065
Net realized gains (losses) from investment, futures, options and foreign currency transactions	(1,178,134)	15,824,264
Net change in unrealized appreciation/(depreciation) from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(14,160,843)	(10,808,265)

Change in net assets resulting from operations	(13,216,791)	9,245,064

Distributions to Shareholders From:
Net investment income:
Class I	(1,784,917)	(3,117,614)
Class IV	(671,881)	(1,049,170)
Net realized gains:
Class I	–	(3,971,841)
Class IV	–	(1,304,687)

Change in net assets from shareholder distributions	(2,456,798)	(9,443,312)

Change in net assets from capital transactions	(14,850,036)	(24,036,224)

Change in net assets	(30,523,625)	(24,234,472)

Net Assets:
Beginning of period	178,503,771	202,738,243

End of period	$147,980,146	$178,503,771

Accumulated net investment income at end of period	$113,799	$448,411

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,634,760	$7,584,177
Dividends reinvested	1,784,906	7,089,430
Cost of shares redeemed	(19,318,914)	(39,018,013)

	(12,899,248)	(24,344,406)

Class IV Shares
Proceeds from shares issued	644,630	4,077,420
Dividends reinvested	671,876	2,353,849
Cost of shares redeemed	(3,267,294)	(6,123,087)

	(1,950,788)	308,182

Change in net assets from capital transactions	$(14,850,036)	$(24,036,224)

See accompanying notes to financial statements.

2008 Semiannual Report 29

Statements of Changes in Net Assets (Continued)

	JPMorgan NVIT Balanced Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	445,221	679,822
Reinvested	174,851	640,496
Redeemed	(1,851,310)	(3,492,081)

	(1,231,238)	(2,171,763)

Class IV Shares
Issued	61,692	364,000
Reinvested	65,786	212,685
Redeemed	(312,903)	(547,410)

	(185,425)	29,275

Total change in shares	(1,416,663)	(2,142,488)

See accompanying notes to financial statements.

30 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

JPMorgan NVIT Balanced Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2008 (Unaudited)	$10.95	0.14	(0.98)	(0.84)	(0.16)	–	(0.16)	$9.95	(7.68%)	$106,288	0.91%	2.65%	0.91%	104.57%
Year Ended December 31, 2007	$11.00	0.25	0.25	0.50	(0.24)	(0.31)	(0.55)	$10.95	4.63%	$130,556	1.02%	2.19%	1.03%	268.79%
Year Ended December 31, 2006	$10.03	0.24	0.97	1.21	(0.24)	–	(0.24)	$11.00	12.25%	$154,931	1.01%	2.22%	(e)	312.59%
Year Ended December 31, 2005	$9.98	0.20	0.05	0.25	(0.20)	–	(0.20)	$10.03	2.54%	$178,569	0.99%	1.97%	(e)	328.26%
Year Ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	–	(0.19)	$9.98	8.49%	$189,232	0.98%	1.96%	(e)	293.17%
Year Ended December 31, 2003	$8.06	0.15	1.32	1.47	(0.15)	–	(0.15)	$9.38	18.41%	$182,056	0.98%	1.80%	(e)	310.16%

Class IV Shares
Six Months Ended June 30, 2008 (Unaudited)	$10.95	0.13	(0.97)	(0.84)	(0.16)	–	(0.16)	$9.95	(7.71%)	$41,692	0.99%	2.58%	0.99%	104.57%
Year Ended December 31, 2007	$11.00	0.25	0.26	0.51	(0.25)	(0.31)	(0.56)	$10.95	4.65%	$47,948	1.00%	2.20%	1.01%	268.79%
Year Ended December 31, 2006	$10.03	0.24	0.98	1.22	(0.25)	–	(0.25)	$11.00	12.30%	$47,807	0.97%	2.26%	1.01%	312.59%
Year Ended December 31, 2005	$9.98	0.21	0.05	0.26	(0.21)	–	(0.21)	$10.03	2.62%	$47,803	0.91%	2.05%	0.99%	328.26%
Year Ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	–	(0.19)	$9.98	8.54%	$51,061	0.91%	2.02%	0.98%	293.17%
Period Ended December 31, 2003 (f)	$8.23	0.11	1.16	1.27	(0.12)	–	(0.12)	$9.38	15.47%	$50,811	0.91%	1.79%	0.96%	310.16%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

2008 Semiannual Report 31

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the JPMorgan NVIT Balanced Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

32 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Semiannual Report 33

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

		Level 2 – Other Significant		Level 3 – Significant
Level 1 – Quoted Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$77,209,492	$(163,355)	$83,482,630	$8,903	$–	$–	$160,692,122	$(154,452)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s net NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

34 Semiannual Report 2008

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

2008 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. JPMorgan Investment Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

36 Semiannual Report 2008

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Total Fees

Up to $100 million	0.75%

$100 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $266,979 for the six months ended June 30, 2008.

Prior to May 1, 2006, NFA and the Fund had entered into a written contract (“Expense Limitation Agreement”) that limited operating expenses (excluding certain Fund expenses including, but not limited to taxes, interest, brokerage commissions, short-sale dividend expenses) from exceeding 0.91% for the Fund’s Class IV shares. The Expense Limitation Agreement expired May 1, 2008. NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of the six months ended June 30, 2008, the cumulative potential reimbursements for the Class IV shares of the Fund would be:

Amount Fiscal Year	Amount Fiscal Year	Amount Fiscal Year	Six months ended
2005	2006	2007	June 30, 2008

$41,390	$16,988	$–	$–

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the

2008 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

“Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $124,372 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, management portion of such costs amounted to $563.

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $173,139,543 and sales of $201,981,200.

For the six months ended June 30, 2008, the Fund had purchases of $139,440,285 and sales of $147,511,189 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

38 Semiannual Report 2008

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$168,445,064	$5,102,805	$(12,870,461)	$(7,767,656)

2008 Semiannual Report 39

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 41

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

42 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 43

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

44 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 45

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that, during 2006, there were changes made to the Fund’s mandate to get more exposure to small cap and international securities, and following such change, the Fund had shown improved performance. The Trustees found that the Fund’s longer-term performance had been acceptable, and more recent performance had been good. Based on its review, and giving particular weight to the recent changes to the Fund’s mandate and the nature and quality of the resources dedicated by the Adviser and subadviser to maintain and improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was higher, but within the range of the peer group funds. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were slightly above the median of the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

46 Semiannual Report 2008

NVIT Mid Cap Growth Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Mid Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Mid Cap			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Growth Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	870.30	4.51	0.97
	Hypothetical	[b]	1,000.00	1,020.04	4.87	0.97

Class II	Actual		1,000.00	869.20	5.76	1.24
	Hypothetical	[b]	1,000.00	1,018.70	6.22	1.24

Class III	Actual		1,000.00	870.70	4.09	0.88
	Hypothetical	[b]	1,000.00	1,020.49	4.42	0.88

Class IV	Actual		1,000.00	870.50	4.23	0.91
	Hypothetical	[b]	1,000.00	1,020.34	4.57	0.91

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Mid Cap Growth Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	89.1%
Repurchase Agreements	9.7%
Other Investments*	0.9%
Other assets in excess of liabilities**	0.3%

100.0%

Top Industries

Energy Equipment & Services	7.4%
Oil, Gas & Consumable Fuels	7.0%
Health Care Equipment & Supplies	5.7%
Information Technology Services	5.6%
Machinery	4.9%
Textiles, Apparel & Luxury Goods	4.5%
Commercial Services & Supplies	3.9%
Communications Equipment	3.9%
Semiconductors & Semiconductor Equipment	3.2%
Capital Markets	2.8%
Other	51.1%

100.0%

Top Holdings***

Fiserv, Inc.	2.7%
XTO Energy, Inc.	2.6%
St. Jude Medical, Inc.	2.5%
Harris Corp.	2.3%
TD Ameritrade Holding Corp.	1.9%
Fastenal Co.	1.8%
NII Holdings, Inc.	1.8%
CommScope, Inc.	1.6%
Bucyrus International, Inc., Class A	1.6%
Helmerich & Payne, Inc.	1.6%
Other	79.6%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Mid Cap Growth Fund

Common Stocks (89.1%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (0.2%)
Rockwell Collins, Inc.	20,700	$992,772

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc.*	76,000	3,758,960

Beverages (1.4%)
Central European Distribution Corp.*	60,500	4,486,075
Hansen Natural Corp.*	61,900	1,783,958

		6,270,033

Capital Markets (2.8%)
Affiliated Managers Group, Inc.*	42,200	3,800,532
TD Ameritrade Holding Corp.*	459,200	8,306,928

		12,107,460

Chemicals (1.8%)
Airgas, Inc.	41,100	2,399,829
Albemarle Corp.	56,900	2,270,879
Ecolab, Inc.	69,600	2,992,104

		7,662,812

Commercial Services & Supplies (3.9%)
American Reprographics Co.*	112,780	1,877,787
Dun & Bradstreet Corp.	71,200	6,239,968
Manpower, Inc.	67,600	3,937,024
Stericycle, Inc.*	95,200	4,921,840

		16,976,619

Communications Equipment (3.9%)
CommScope, Inc.*	133,900	7,065,903
Harris Corp.	195,200	9,855,648

		16,921,551

Computers & Peripherals (1.3%)
Logitech International SA*	138,900	3,722,520
SanDisk Corp.*	107,300	2,006,510

		5,729,030

Construction & Engineering (1.4%)
Aecom Technology Corp.*	182,210	5,927,291

Containers & Packaging (1.4%)
Ball Corp.	131,600	6,282,584

Distributor (1.3%)
LKQ Corp.*	320,400	5,789,628

Diversified Consumer Services (1.6%)
ITT Educational Services, Inc.*	57,900	4,784,277
New Oriental Education & Technology Group, Inc. ADR — CN*	37,200	2,173,224

		6,957,501

Diversified Financial Services (1.9%)
Interactive Brokers Group, Inc., Class A*	152,070	4,886,009
IntercontinentalExchange, Inc.*	29,060	3,312,840

		8,198,849

Electric Utility (1.0%)
Allegheny Energy, Inc.	85,800	4,299,438

Electrical Equipment (1.0%)
General Cable Corp.*	70,600	4,296,010

Electronic Equipment & Instruments (0.7%)
Dolby Laboratories, Inc., Class A*	72,400	2,917,720

Energy Equipment & Services (7.4%)
FMC Technologies, Inc.*	71,400	5,492,802
Helmerich & Payne, Inc.	94,400	6,798,688
National Oilwell Varco, Inc.*	74,400	6,600,768
Patterson-UTI Energy, Inc.	135,100	4,869,004
Superior Energy Services, Inc.*	93,300	5,144,562
TETRA Technologies, Inc.*	130,200	3,087,042

		31,992,866

Health Care Equipment & Supplies (5.7%)
C.R. Bard, Inc.	9,900	870,705
Intuitive Surgical, Inc.*	15,700	4,229,580
Mindray Medical International Ltd. ADR — CN	92,000	3,433,440
St. Jude Medical, Inc.*	263,300	10,763,704
Varian Medical Systems, Inc.*	106,000	5,496,100

		24,793,529

Health Care Providers & Services (1.6%)
Express Scripts, Inc.*	64,500	4,045,440
Laboratory Corp. of America Holdings *	43,600	3,035,868

		7,081,308

Hotels, Restaurants & Leisure (1.0%)
Burger King Holdings, Inc.	78,700	2,108,373
Penn National Gaming, Inc.*	76,000	2,443,400

		4,551,773

Household Durables (1.0%)
Jarden Corp.*	243,550	4,442,352

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Household Products (1.0%)
Church & Dwight Co., Inc.	74,200	$4,181,170

Information Technology Services (5.6%)
Alliance Data Systems Corp.*	112,000	6,333,600
Cognizant Technology Solutions Corp., Class A*	185,300	6,024,103
Fiserv, Inc.*	258,700	11,737,219

		24,094,922

Insurance (1.5%)
Brown & Brown, Inc.	176,200	3,064,118
W.R. Berkley Corp.	142,500	3,442,800

		6,506,918

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	118,700	4,129,573

Life Sciences Tools & Services (2.1%)
Covance, Inc.*	15,800	1,359,116
Thermo Fisher Scientific, Inc.*	57,400	3,198,902
Waters Corp.*	71,400	4,605,300

		9,163,318

Machinery (4.9%)
Actuant Corp., Class A	106,800	3,348,180
Bucyrus International, Inc., Class A	95,600	6,980,712
Harsco Corp.	80,300	4,369,123
Oshkosh Corp.	207,700	4,297,313
Terex Corp.*	42,100	2,162,677

		21,158,005

Media (0.8%)
John Wiley & Sons, Inc., Class A	74,200	3,341,226

Metals & Mining (1.5%)
Cleveland-Cliffs, Inc.	11,800	1,406,442
Steel Dynamics, Inc.	131,700	5,145,519

		6,551,961

Oil, Gas & Consumable Fuels (7.0%)
Chesapeake Energy Corp.	86,800	5,725,328
Continental Resources, Inc.*	70,000	4,852,400
Denbury Resources, Inc.*	95,000	3,467,500
Encore Acquisition Co.*	69,100	5,195,629
XTO Energy, Inc.	163,062	11,171,379

		30,412,236

Personal Products (1.5%)
Alberto-Culver Co.	250,200	6,572,754

Road & Rail (1.8%)
Con-way, Inc.	93,666	4,426,655
Knight Transportation, Inc.	192,200	3,517,260

		7,943,915

Semiconductors & Semiconductor Equipment (3.2%)
Broadcom Corp., Class A*	122,300	3,337,567
Marvell Technology Group Ltd.*	296,000	5,227,360
MEMC Electronic Materials, Inc.*	85,100	5,237,054

		13,801,981

Software (2.7%)
Intuit, Inc.*	209,600	5,778,672
MICROS Systems, Inc.*	199,600	6,085,804

		11,864,476

Specialty Retail (2.2%)
GameStop Corp., Class A*	134,000	5,413,600
Guess?, Inc.	107,200	4,014,639

		9,428,239

Textiles, Apparel & Luxury Goods (4.5%)
Coach, Inc.*	178,800	5,163,744
Hanesbrands, Inc.*	176,600	4,792,924
Iconix Brand Group, Inc.* (a)	334,400	4,039,552
Warnaco Group, Inc. (The) *	127,300	5,610,111

		19,606,331

Trading Companies & Distributors (1.8%)
Fastenal Co.	183,000	7,898,280

Wireless Telecommunication Services (2.8%)
Millicom International Cellular SA	41,200	4,264,200
NII Holdings, Inc.*	164,700	7,821,603

		12,085,803

Total Common Stocks		386,691,194

Repurchase Agreements (9.7%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $17,988,827, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $18,347,401	$17,987,647	17,987,647

6 Semiannual Report 2008

Repurchase Agreements (continued)
	Shares or
	Principal Amount	Value

UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $24,288,582, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $24,772,730	$24,286,990	$24,286,990

Total Repurchase Agreements		42,274,637

Securities Purchased With Collateral For Securities
On Loan (0.9%)

Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $3,693,794, collateralized by U.S. Government Agency Mortgages ranging 2.64%-15.43%, maturing 12/15/13-05/25/38; total market value of $3,767,409	3,693,538	3,693,538

Total Securities Purchased With Collateral For Securities On Loan		3,693,538

Total Investments (Cost $424,439,781) (b) — 99.7%		432,659,369

Other assets in excess of liabilities — 0.3%		1,448,750

NET ASSETS — 100.0%		$434,108,119

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2008.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Mid Cap
Growth Fund

Assets:
Investments, at value (cost $378,471,606)*	$386,691,194
Repurchase agreements, at cost and value†	45,968,175

Total Investments	432,659,369

Cash	1
Interest and dividends receivable	130,299
Receivable for capital shares issued	93,755
Receivable for investments sold	7,718,696
Prepaid expenses and other assets	17,122

Total Assets	440,619,242

Liabilities:
Payable for investments purchased	2,234,756
Payable upon return of securities loaned (Note 2)	3,693,538
Payable for capital shares redeemed	177,740
Accrued expenses and other payables:
Investment advisory fees	278,634
Fund administration and transfer agent fees	23,365
Distribution fees	57,509
Administrative services fees	36,905
Custodian fees	2,705
Trustee fees	4,404
Compliance program costs (Note 3)	709
Other	858

Total Liabilities	6,511,123

Net Assets	$434,108,119

Represented by:
Capital	$507,759,556
Accumulated net investment loss	(1,167,772)
Accumulated net realized losses from investment transactions	(80,703,253)
Net unrealized appreciation/(depreciation) from investments	8,219,588

Net Assets	$434,108,119

Net Assets:
Class I Shares	$91,124,476
Class II Shares	267,874,046
Class III Shares	1,137,347
Class IV Shares	73,972,250

Total	$434,108,119

Shares outstanding (unlimited number of shares authorized):
Class I Shares	3,218,955
Class II Shares	9,554,456
Class III Shares	40,122
Class IV Shares	2,608,155

Total	15,421,688

See accompanying notes to financial statements.

8 Semiannual Report 2008

NVIT
Mid Cap
Growth Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$28.31
Class II Shares	$28.04
Class III Shares	$28.35
Class IV Shares	$28.36

*	Includes value of securities on loan of $3,569,435.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $3,693,538.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Mid Cap
Growth Fund

INVESTMENT INCOME:
Interest income	$280,909
Dividend income	866,888
Income from securities lending (Note 2)	92,926

Total Income	1,240,723

Expenses:
Investment advisory fees	1,603,968
Fund administration and transfer agent fees	110,341
Distribution fees Class II Shares	322,696
Administrative services fees Class I Shares	61,275
Administrative services fees Class II Shares	193,369
Administrative services fees Class III Shares	283
Administrative services fees Class IV Shares	65,134
Custodian fees	11,796
Trustee fees	10,613
Compliance program costs (Note 3)	137
Other	67,269

Total expenses before earnings credit and reimbursed expenses	2,446,881
Earnings credit (Note 6)	(138)
Expenses reimbursed	(38,248)

Net Expenses	2,408,495

Net Investment Loss	(1,167,772)

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(10,086,444)
Net change in unrealized appreciation/(depreciation) from investments	(50,152,030)

Net realized/unrealized losses from investments	(60,238,474)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,406,246)

See accompanying notes to financial statements.

10 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Mid Cap Growth Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$(1,167,772)	$(2,273,412)
Net realized gains (losses) from investment transactions	(10,086,444)	26,385,733
Net change in unrealized appreciation/(depreciation) from investments	(50,152,030)	8,517,425

Change in net assets resulting from operations	(61,406,246)	32,629,746

Change in net assets from capital transactions	2,413,870	116,700,721

Change in net assets	(58,992,376)	149,330,467

Net Assets:
Beginning of period	493,100,495	343,770,028

End of period	$434,108,119	$493,100,495

Accumulated net investment income (loss) at end of period	$(1,167,772)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,894,158	$12,388,914
Cost of shares redeemed	(16,828,371)	(33,921,802)

	(7,934,213)	(21,532,888)

Class II Shares
Proceeds from shares issued	42,831,838	158,552,058
Cost of shares redeemed	(27,682,974)	(9,539,051)

	15,148,864	149,013,007

Class III Shares
Proceeds from shares issued	149,098	396,708
Cost of shares redeemed	(319,412)	(328,598)

	(170,314)	68,110

Class IV Shares
Proceeds from shares issued	1,226,378	3,077,330
Cost of shares redeemed	(5,856,845)	(13,924,838)

	(4,630,467)	(10,847,508)

Change in net assets from capital transactions	$2,413,870	$116,700,721

SHARE TRANSACTIONS:
Class I Shares
Issued	305,233	388,977
Redeemed	(573,862)	(1,059,673)

	(268,629)	(670,696)

Class II Shares
Issued	1,503,210	4,990,175
Redeemed	(876,160)	(297,992)

	627,050	4,692,183

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Growth Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
SHARE TRANSACTIONS: (continued)
Class III Shares
Issued	4,995	11,977
Redeemed	(11,065)	(10,138)

	(6,070)	1,839

Class IV Shares
Issued	42,516	96,846
Redeemed	(199,754)	(433,730)

	(157,238)	(336,884)

Total Change in Shares	195,113	3,686,442

See accompanying notes to financial statements.

12 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Mid Cap Growth Fund

	Investment Activities							Ratios / Supplemental Data

										Ratio of Net		Ratio of
			Net Realized					Net	Ratio of	Investment		Expenses
	Net Asset	Net	and					Assets at	Expenses	Income		(Prior to
	Value,	Investment	Unrealized	Total from	Net Asset			End of	to Average	(Loss) to		Reimbursements)
	Beginning	Income	Gains	Investment	Value, End	Total		Period	Net	Average Net		to Average	Portfolio
	of Period	(Loss)	(Losses) on Investments	Activities	of Period	Return (a)		(000s)	Assets (b)	Assets (b)		Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	$32.53	(0.06)	(4.16)	(4.22)	$28.31	(12.97%	)	$91,124	0.97%	(0.39%	)	0.97%	56.83%
Year ended December 31, 2007	$29.84	(0.14)	2.83	2.69	$32.53	9.01%		$113,458	0.97%	(0.41%	)	0.98%	80.29%
Year ended December 31, 2006	$27.15	– (e)	2.69	2.69	$29.84	9.91%		$124,091	0.98%	0.00%		(f)	65.88%
Year ended December 31, 2005	$24.74	(0.13)	2.54	2.41	$27.15	9.74%		$134,094	1.01%	(0.48%	)	(f)	56.01%
Year ended December 31, 2004	$21.45	(0.11)	3.40	3.29	$24.74	15.34%		$149,324	0.98%	(0.51%	)	(f)	90.14%
Period ended December 31, 2003 (g)	$16.53	(0.07)	4.99	4.92	$21.45	29.76%		$137,837	0.98%	(0.49%	)	(f)	109.73%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$32.26	(0.09)	(4.13)	(4.22)	$28.04	(13.08%	)	$267,874	1.24%	(0.66%	)	1.24%	56.83%
Year ended December 31, 2007	$29.67	(0.16)	2.75	2.59	$32.26	8.73%		$288,032	1.22%	(0.65%	)	1.22%	80.29%
Year ended December 31, 2006	$27.06	(0.06)	2.67	2.61	$29.67	9.65%		$125,647	1.23%	(0.37%	)	(f)	65.88%
Year ended December 31, 2005	$24.69	(0.11)	2.48	2.37	$27.06	9.60%		$26,825	1.16%	(0.63%	)	(f)	56.01%
Year ended December 31, 2004	$21.43	(0.09)	3.35	3.26	$24.69	15.21%		$14,256	1.08%	(0.61%	)	(f)	90.14%
Year ended December 31, 2003	$16.77	(0.03)	4.69	4.66	$21.43	27.79%		$2,388	1.17%	(0.64%	)	(f)	109.73%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	$32.56	(0.05)	(4.16)	(4.21)	$28.35	(12.93%	)	$1,137	0.88%	(0.31%	)	0.88%	56.83%
Year ended December 31, 2007	$29.88	(0.13)	2.81	2.68	$32.56	8.97%		$1,504	1.00%	(0.43%	)	1.00%	80.29%
Year ended December 31, 2006	$27.18	– (e)	2.70	2.70	$29.88	9.93%		$1,325	0.99%	(0.01%	)	(f)	65.88%
Year ended December 31, 2005	$24.77	(0.11)	2.52	2.41	$27.18	9.73%		$1,392	1.01%	(0.48%	)	(f)	56.01%
Year ended December 31, 2004	$21.48	(0.10)	3.39	3.29	$24.77	15.32%		$1,190	0.98%	(0.50%	)	(f)	90.14%
Year ended December 31, 2003	$16.53	(0.03)	4.98	4.95	$21.48	29.95%		$628	0.98%	(0.48%	)	(f)	109.73%

Class IV Shares
Six Months ended June 30, 2008 (Unaudited)	$32.58	(0.05)	(4.17)	(4.22)	$28.36	(12.95%	)	$73,972	0.91%	(0.33%	)	1.00%	56.83%
Year ended December 31, 2007	$29.88	(0.13)	2.83	2.70	$32.58	9.04%		$90,106	0.95%	(0.37%	)	0.96%	80.29%
Year ended December 31, 2006	$27.18	0.01	2.69	2.70	$29.88	9.93%		$92,707	0.95%	0.03%		0.98%	65.88%
Year ended December 31, 2005	$24.75	(0.11)	2.54	2.43	$27.18	9.82%		$95,257	0.95%	(0.42%	)	1.01%	56.01%
Year ended December 31, 2004	$21.46	(0.11)	3.40	3.29	$24.75	15.33%		$95,854	0.95%	(0.48%	)	0.98%	90.14%
Year ended December 31, 2003 (h)	$15.46	(0.10)	6.10	6.00	$21.46	38.81%		$89,413	0.95%	(0.51%	)	1.02%	109.73%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	The amount is less than $0.005 per share.
(f)	There were no fee reductions during the period.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)	The Nationwide Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Mid Cap Growth Fund (the “Fund”) (formerly “Nationwide NVIT Mid Cap Growth Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will

14 Semiannual Report 2008

involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 – Other	Level 3 –
Level 1 – Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$386,691,194	$45,968,175	$–	$432,659,369

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis.

16 Semiannual Report 2008

Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (i.e., the “trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$3,569,435	$3,693,538

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(i)	Distributions to Shareholders

The Fund’s distributions from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. To the extent these changes are (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

18 Semiannual Report 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. NorthPointe Capital, LLC (“NorthPointe”) is the subadviser to the Fund. The subadviser manages the Fund’s investments and has responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Fees

Up to $200 million	0.75%

$200 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $956,514 for the six months ended June 30, 2008.

NFA and the Fund entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage commissions, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.95% for Class IV Shares until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of the six months ended June 30, 2008, the cumulative potential reimbursements for the Class IV shares of the Fund would be:

Amount	Amount	Amount	Six Months
Fiscal Year	Fiscal Year	Fiscal Year	Ended
2005	2006	2007	June 30, 2008

$54,418	$27,983	$3,955	$38,248

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) ( a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, an affiliate of NFA, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III shares of shares of the Fund 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $328,967 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $137.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of

20 Semiannual Report 2008

determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III shares had no contributions to capital due to collection of redemption fees.

For the year ended December 31, 2007, Class III shares had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $235,517,928 and sales of $246,218,128.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$425,451,739	$35,871,183	$(28,663,553)	$7,207,630

22 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 27

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

28 Semiannual Report 2008

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that, although the Fund’s performance had been disappointing, the current market had not been good for the portfolio manager’s investment style, and the portfolio manager had a good longer-term performance record. The Trustees considered the steps taken by the Adviser to monitor the performance of the subadviser, and found that more recent performance had shown improvement. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was low. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds was high, as a result of the higher Rule 12b-1 and administrative services fees for the Fund, but the advisory fee was low. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 29

Van Kampen NVIT Comstock Value Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CVAL (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Van Kampen NVIT Comstock Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
Van Kampen NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Comstock Value Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	834.10	4.15	0.91
	Hypothetical	[b]	1,000.00	1,020.34	4.57	0.91

Class II	Actual		1,000.00	833.00	5.65	1.24
	Hypothetical	[b]	1,000.00	1,018.70	6.22	1.24

Class IV	Actual		1,000.00	834.30	3.97	0.87
	Hypothetical	[b]	1,000.00	1,020.54	4.37	0.87

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Van Kampen NVIT Comstock Value Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	94.8%
Repurchase Agreements	5.0%
Other Investments*	0.4%
Liabilities in excess of other assets**	-0.2%

100.0%

Top Industries

Media	12.0%
Pharmaceuticals	10.8%
Insurance	8.8%
Food Products	7.3%
Diversified Financial Services	6.4%
Diversified Telecommunication Services	5.7%
Food & Staples Retailing	5.3%
Commercial Banks	5.0%
Paper & Forest Products	4.1%
Computers & Peripherals	3.7%
Other	30.9%

100.0%

Top Holdings***

Wal-Mart Stores, Inc.	4.2%
International Paper Co.	4.1%
Comcast Corp., Class A	3.7%
Verizon Communications, Inc.	3.6%
Chubb Corp.	3.2%
Viacom, Inc., Class B	3.1%
Time Warner, Inc.	3.1%
Bank of America Corp.	2.6%
Kraft Foods, Inc., Class A	2.5%
Bristol-Myers Squibb Co.	2.5%
Other	67.4%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks (94.8%)
	Shares or
	Principal Amount	Value

Airline (0.9%)
Southwest Airlines Co.	226,900	$2,958,776

Beverages (1.9%)
Coca-Cola Co. (The)	78,400	4,075,232
Dr. Pepper Snapple Group, Inc.*	105,260	2,208,355

		6,283,587

Capital Markets (3.0%)
Bank of New York Mellon Corp. (The)	184,021	6,961,514
Merrill Lynch & Co., Inc.	91,900	2,914,149

		9,875,663

Chemicals (2.7%)
E.I. Du Pont de Nemours & Co.	131,495	5,639,821
Rohm & Haas Co.	69,900	3,246,156

		8,885,977

Commercial Banks (5.0%)
Barclays PLC ADR — GB (a)	15,000	347,250
PNC Financial Services Group, Inc.	67,800	3,871,380
U.S. Bancorp	93,400	2,604,926
Wachovia Corp.	340,605	5,289,596
Wells Fargo & Co.	193,800	4,602,750

		16,715,902

Communications Equipment (0.7%)
Alcatel-Lucent ADR — FR*	228,400	1,379,536
Telefonaktiebolaget LM Ericsson ADR — SE (a)	84,400	877,760

		2,257,296

Computers & Peripherals (3.7%)
Dell, Inc.*	169,100	3,699,908
Hewlett-Packard Co.	63,700	2,816,177
International Business Machines Corp.	48,000	5,689,440

		12,205,525

Diversified Financial Services (6.4%)
Bank of America Corp.	367,634	8,775,424
Citigroup, Inc.	405,000	6,787,800
JPMorgan Chase & Co.	168,200	5,770,942

		21,334,166

Diversified Telecommunication Services (5.7%)
AT&T, Inc.	202,100	6,808,749
Verizon Communications, Inc.	341,610	12,092,994

		18,901,743

Food & Staples Retailing (5.3%)
CVS Caremark Corp.	94,800	3,751,236
Wal-Mart Stores, Inc.	245,900	13,819,580

		17,570,816

Food Products (7.3%)
Cadbury PLC ADR — GB	160,280	8,065,289
Kraft Foods, Inc., Class A	289,011	8,222,363
Sara Lee Corp.	106,100	1,299,725
Unilever NV	244,200	6,935,280

		24,522,657

Health Care Equipment & Supplies (0.9%)
Boston Scientific Corp.*	241,900	2,972,951

Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	114,300	5,895,594
UnitedHealth Group, Inc.	43,100	1,131,375
WellPoint, Inc.*	27,300	1,301,118

		8,328,087

Household Products (2.2%)
Kimberly-Clark Corp.	72,000	4,304,160
Procter & Gamble Co. (The)	48,100	2,924,961

		7,229,121

Industrial Conglomerate (0.9%)
General Electric Co.	119,900	3,200,131

Information Technology Services (1.0%)
Computer Sciences Corp.*	35,400	1,658,136
Western Union Co. (The)	73,000	1,804,560

		3,462,696

Insurance (8.8%)
Aflac, Inc.	20,300	1,274,840
American International Group, Inc.	81,900	2,167,074
Berkshire Hathaway, Inc., Class B*	570	2,286,840
Chubb Corp.	217,980	10,683,200
Genworth Financial, Inc., Class A	67,600	1,203,956
Hartford Financial Services Group, Inc.	58,000	3,745,060
MetLife, Inc.	67,700	3,572,529
Torchmark Corp.	27,200	1,595,280
Travelers Cos., Inc. (The)	65,900	2,860,060

		29,388,839

Internet & Catalog Retail (1.1%)
Liberty Media Corp. — Interactive, Series A*	240,574	3,550,872

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Van Kampen NVIT Comstock Value Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Internet Software & Services (0.8%)
eBay, Inc.*	96,500	$2,637,345

Media (12.0%)
Comcast Corp., Class A	644,500	12,226,165
Liberty Media Corp. — Entertainment, Series A*	147,356	3,570,436
News Corp., Class B	230,000	3,530,500
Time Warner, Inc.	703,000	10,404,400
Viacom, Inc., Class B*	342,100	10,447,734

		40,179,235

Metals & Mining (0.4%)
Alcoa, Inc.	36,400	1,296,568

Multiline Retail (1.2%)
J.C. Penney Co., Inc.	55,800	2,024,982
Macy’s, Inc.	102,500	1,990,550

		4,015,532

Paper & Forest Products (4.1%)
International Paper Co.	588,336	13,708,229

Pharmaceuticals (10.8%)
Abbott Laboratories	79,400	4,205,818
Bristol-Myers Squibb Co.	397,200	8,154,516
Eli Lilly & Co.	78,900	3,642,024
GlaxoSmithKline PLC ADR — GB	40,400	1,786,488
Pfizer, Inc.	233,700	4,082,739
Roche Holding AG ADR — CH (a)	13,000	1,174,160
Schering-Plough Corp.	340,700	6,708,383
Wyeth	134,400	6,445,824

		36,199,952

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	92,800	1,993,344
KLA-Tencor Corp.	41,100	1,673,181

		3,666,525

Software (0.5%)
Microsoft Corp.	64,000	1,760,640

Specialty Retail (1.3%)
Home Depot, Inc.	78,900	1,847,838
Lowe’s Cos., Inc.	114,200	2,369,650

		4,217,488

Thrifts & Mortgage Finance (0.7%)
Federal National Mortgage Association	29,950	584,324
Freddie Mac	102,080	1,674,112

		2,258,436

Tobacco (1.9%)
Altria Group, Inc.	97,550	2,005,628
Philip Morris International, Inc.	90,150	4,452,508

		6,458,136

Total Common Stocks		316,042,891

Rights (0.0%)

Commercial Banks (0.0%)
Barclays PLC ADR — GB	3,214	0

Total Rights		0

Repurchase Agreements (5.0%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $7,019,655, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $7,159,579	$7,019,195	7,019,195
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $9,477,965, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $9,666,891	9,477,344	9,477,344

Total Repurchase Agreements		16,496,539

6 Semiannual Report 2008

Securities Purchased With Collateral For Securities On Loan (0.4%)
	Shares or
	Principal Amount	Value

Repurchase Agreement (0.4%)

Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $1,293,915, collateralized by U.S. Government Agency Mortgages ranging 2.64% — 15.43%, maturing 12/15/13 — 05/25/38; total market value of $1,319,702	$1,293,825	$1,293,825

Total Securities Purchased With Collateral For Securities On Loan		1,293,825

Total Investments (Cost $413,473,881) (b) — 100.2%		333,833,255

Liabilities in excess of other assets — (0.2)%		(500,274)

NET ASSETS — 100.0%		$333,332,981

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2008.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

FR	France

GB	United Kingdom

SE	Sweden

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Van Kampen NVIT
Comstock Value Fund

Assets:
Investments, at value (cost $395,683,517)*	$316,042,891
Repurchase agreements, at cost and value†	17,790,364

Total Investments	333,833,255

Interest and dividends receivable	489,980
Receivable for capital shares issued	204,861
Receivable for investments sold	1,137,043
Prepaid expenses and other assets	37,525

Total Assets	335,702,664

Liabilities:
Payable for investments purchased	568,311
Payable upon return of securities loaned (Note 2)	1,293,825
Payable for capital shares redeemed	206,793
Accrued expenses and other payables:
Investment advisory fees	192,418
Fund administration and transfer agent fees	15,987
Distribution fees	49,925
Administrative services fees	16,187
Custodian fees	11,606
Trustee fees	4,505
Compliance program costs (Note 3)	631
Other	9,495

Total Liabilities	2,369,683

Net Assets	$333,332,981

Represented by:
Capital	$404,417,637
Accumulated net investment income	153,760
Accumulated net realized gains from investment transactions	8,402,210
Net unrealized appreciation/(depreciation) from investments	(79,640,626)

Net Assets	$333,332,981

Net Assets:
Class I Shares	$66,869,100
Class II Shares	227,906,707
Class IV Shares	38,557,174

Total	$333,332,981

Shares outstanding (unlimited number of shares authorized):
Class I Shares	7,040,911
Class II Shares	24,100,932
Class IV Shares	4,059,810

Total	35,201,653

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.50
Class II Shares	$9.46
Class IV Shares	$9.50

*	Includes value of securities on loan of $1,270,170.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $1,293,825.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

Van Kampen NVIT
Comstock Value Fund

INVESTMENT INCOME:
Interest income	$170,703
Dividend income	5,146,763
Income from securities lending (Note 2)	13,124

Total Income	5,330,590

Expenses:
Investment advisory fees	1,212,405
Fund administration and transfer agent fees	92,773
Distribution fees Class II Shares	309,757
Administrative services fees Class I Shares	65,642
Administrative services fees Class II Shares	303,609
Administrative services fees Class IV Shares	26,666
Custodian fees	20,081
Trustee fees	9,494
Compliance program costs (Note 3)	25
Other	45,392

Total expenses before earnings credit	2,085,844
Earnings credit (Note 6)	(567)

Net Expenses	2,085,277

Net Investment Income	3,245,313

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,039,245
Net change in unrealized appreciation/(depreciation) from investments	(77,151,389)

Net realized/unrealized losses from investments	(71,112,144)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(67,866,831)

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets

	Van Kampen NVIT Comstock Value Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$3,245,313	$6,831,775
Net realized gains from investment transactions	6,039,245	24,600,386
Net change in unrealized appreciation/(depreciation) from investments	(77,151,389)	(44,278,618)

Change in net assets resulting from operations	(67,866,831)	(12,846,457)

Distributions to Shareholders From:
Net investment income:
Class I	(714,896)	(1,832,766)
Class II	(1,966,184)	(4,072,513)
Class IV	(410,473)	(973,240)
Net realized gains:
Class I	—	(4,391,139)
Class II	—	(14,712,632)
Class IV	—	(2,268,434)

Change in net assets from shareholder distributions	(3,091,553)	(28,250,724)

Change in net assets from capital transactions	(54,861,870)	125,466,646

Change in net assets	(125,820,254)	84,369,465

Net Assets:
Beginning of period	459,153,235	374,783,770

End of period	$333,332,981	$459,153,235

Accumulated net investment income at end of period	$153,760	$—

CAPITAL TRANSACTIONS:

Class I Shares
Proceeds from shares issued	$3,664,939	$11,159,504
Dividends reinvested	714,889	6,223,885
Cost of shares redeemed	(15,868,215)	(28,413,813)

	(11,488,387)	(11,030,424)

Class II Shares
Proceeds from shares issued	21,455,992	160,407,044
Dividends reinvested	1,966,161	18,785,105
Cost of shares redeemed	(64,608,105)	(37,242,024)

	(41,185,952)	141,950,125

Class IV Shares
Proceeds from shares issued	958,623	3,305,118
Dividends reinvested	410,469	3,241,668
Cost of shares redeemed	(3,556,623)	(11,999,841)

	(2,187,531)	(5,453,055)

Change in net assets from capital transactions	$(54,861,870)	$125,466,646

See accompanying notes to financial statements.

10 Semiannual Report 2008

	Van Kampen NVIT Comstock Value Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	346,070	876,764
Reinvested	70,168	518,146
Redeemed	(1,491,470)	(2,211,679)

	(1,075,232)	(816,769)

Class II Shares
Issued	2,004,388	12,546,118
Reinvested	193,688	1,582,125
Redeemed	(5,752,873)	(2,816,053)

	(3,554,797)	11,312,190

Class IV Shares
Issued	91,863	264,534
Reinvested	40,267	269,865
Redeemed	(330,998)	(942,136)

	(198,868)	(407,737)

Total change in shares	(4,828,897)	10,087,684

See accompanying notes to financial statements.

2008 Semiannual Report 11

Financial Highlights
(Selected data for each share of capital outstanding throughout the periods indicated)

Van Kampen NVIT Comstock Value Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses to	Income to	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	Average Net	Average Net	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Assets (b)	Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2008 (Unaudited)	$11.50	0.11	(2.01)	(1.90)	(0.10)	–	(0.10)	$9.50	(16.59%)	$66,869	0.91%	1.95%	0.91%	13.75%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.22%)	$93,367	0.87%	1.78%	0.87%	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.91%	$112,029	0.93%	1.84%	(e)	25.62%
Year Ended December 31, 2005	$11.53	0.20	0.29	0.49	(0.19)	(0.30)	(0.49)	$11.53	4.25%	$103,565	0.94%	1.65%	(e)	33.13%
Year Ended December 31, 2004	$9.94	0.14	1.59	1.73	(0.14)	–	(0.14)	$11.53	17.50%	$112,202	0.94%	1.41%	(e)	31.95%
Year Ended December 31, 2003	$7.66	0.11	2.28	2.39	(0.11)	–	(0.11)	$9.94	31.43%	$62,517	0.99%	1.37%	(e)	71.31%

Class II Shares
Six Months Ended June 30, 2008 (Unaudited)	$11.45	0.08	(1.99)	(1.91)	(0.08)	–	(0.08)	$9.46	(16.70%)	$227,907	1.24%	1.64%	1.24%	13.75%
Year Ended December 31, 2007	$12.50	0.17	(0.48)	(0.31)	(0.18)	(0.56)	(0.74)	$11.45	(2.61%)	$316,794	1.21%	1.42%	1.21%	29.74%
Year Ended December 31, 2006	$11.50	0.16	1.58	1.74	(0.18)	(0.56)	(0.74)	$12.50	15.56%	$204,233	1.26%	1.45%	(e)	25.62%
Year Ended December 31, 2005	$11.50	0.14	0.31	0.45	(0.15)	(0.30)	(0.45)	$11.50	3.95%	$60,617	1.28%	1.31%	1.31%	33.13%
Year Ended December 31, 2004	$9.93	0.11	1.58	1.69	(0.12)	–	(0.12)	$11.50	17.08%	$34,312	1.20%	1.20%	1.28%	31.95%
Period Ended December 31, 2003 (f)	$7.47	0.08	2.47	2.55	(0.09)	–	(0.09)	$9.93	34.20%	$6,092	1.20%	1.27%	1.31%	71.31%

Class IV Shares
Six Months Ended June 30, 2008 (Unaudited)	$11.50	0.11	(2.01)	(1.90)	(0.10)	–	(0.10)	$9.50	(16.57%)	$38,557	0.87%	1.99%	0.87%	13.75%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.19%)	$48,992	0.83%	1.81%	0.83%	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.94%	$58,521	0.90%	1.86%	(e)	25.62%
Year Ended December 31, 2005	$11.52	0.19	0.31	0.50	(0.19)	(0.30)	(0.49)	$11.53	4.36%	$55,297	0.93%	1.67%	(e)	33.13%
Year Ended December 31, 2004	$9.94	0.15	1.57	1.72	(0.14)	–	(0.14)	$11.52	17.42%	$55,683	0.91%	1.42%	(e)	31.95%
Period Ended December 31, 2003 (g)	$7.76	0.09	2.18	2.27	(0.09)	–	(0.09)	$9.94	29.38%	$48,070	0.94%	1.50%	(e)	71.31%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Van Kampen NVIT Comstock Value Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 – Other	Level 3 –
Level 1 – Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$314,868,731	$18,964,524	$–	$333,833,255

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the

14 Semiannual Report 2008

underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JP Morgan Chase Bank serves as custodian for the securities lending program of the Fund. JP Morgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$1,270,170	$1,293,825

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized

16 Semiannual Report 2008

capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Van Kampen Asset Management (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Total Fees

Up to $50 million	0.80%

$50 million up to $250 million	0.65%

$250 million up to $500 million	0.60%

$500 million or more	0.55%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $538,320 for the six months ended June 30, 2008.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Prior to May 1, 2006, NFA and the Fund had entered into a written contract (“Expense Limitation Agreement”) that limited operating expenses (excluding certain Fund expenses including, but not limited to taxes, interest, brokerage commissions, short-sale dividend expenses) from exceeding 0.95% for the Fund’s Class IV shares. NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of the six months ended June 30, 2008, the cumulative potential reimbursements for the Class IV shares of the Fund would be:

Amount	Amount	Amount	Six Months
Fiscal Year	Fiscal Year	Fiscal Year	Ended
2005	2006	2007	June 30, 2008

$10,247	$–	$–	$–

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned security of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

18 Semiannual Report 2008

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $413,693 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $25.

For the six months ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 3% of the shares outstanding of the Fund.

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $50,107,499 and sales of $93,770,858.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JP Morgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$416,772,551	$4,498,512	$(87,437,808)	$(82,939,296)

20 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 25

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

26 Semiannual Report 2008

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that, although the Fund’s relative performance had been disappointing, the contrarian investment style employed by the Fund’s subadviser makes comparison to the peer group and benchmark difficult. The Board found that the Fund may be valuable for an investor’s portfolio diversification, and the Adviser had recommended that the subadviser be retained. The Board intends to meet with the portfolio manager at a future meeting of the Board, and closely monitor the performance of the Fund. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was at the median, but total expenses for the Fund were low. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were low. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 27

Federated NVIT High Income Bond Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-FHI (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Federated NVIT High Income Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (”SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
(June 30, 2008)

			Beginning	Ending	Expenses Paid	Expense Ratio
Federated NVIT High			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Income Bond Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	979.80	4.48	0.91
	Hypothetical	[b]	1,000.00	1,020.34	4.57	0.91

Class III	Actual		1,000.00	979.10	4.92	1.00
	Hypothetical	[b]	1,000.00	1,019.89	5.02	1.00

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Federated NVIT High Income Bond Fund
June 30, 2008 (Unaudited)

Asset Allocation

Corporate Bonds	97.7%
Common Stocks	0.1%
Other assets in excess of liabilities	2.2%

100.0%

Top Industries

Healthcare	8.9%
Media — Non-Cable	8.8%
Industrial — Other	6.1%
Food & Beverage	5.8%
Technology	5.7%
Gaming	5.7%
Energy	5.0%
Utility — Natural Gas	5.0%
Utility — Electric	4.8%
Consumer Goods	4.4%
Other	39.8%

100.0%

Top Holdings

General Motors Acceptance Corp., 6.88%, 09/15/11	1.2%
Intelsat Bermuda Ltd., 11.25%, 06/15/16	1.0%
Tennessee Gas Pipeline Co., 8.38%, 06/15/32	1.0%
Qwest Corp., 8.88%, 03/15/12	0.9%
HCA, Inc., 9.25%, 11/15/16	0.9%
HCA, Inc., 9.63%, 11/15/16	0.9%
Chesapeake Energy Corp., 6.88%, 01/15/16	0.8%
ASG Consolidated LLC, , 11/01/11	0.8%
Dynegy Holdings, Inc., 7.75%, 06/01/19	0.8%
MGM Mirage, 7.50%, 06/01/16	0.8%
Other	90.9%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (97.7%)
	Principal
	Amount	Value

Aerospace & Defense (3.1%)
Alliant Techsystems, Inc.,
6.75%, 04/01/16	$800,000	$780,000
DRS Technologies, Inc.,
6.63%, 02/01/16	400,000	408,000
Hawker Beechcraft Acquisition Co. LLC,
9.75%, 04/01/17	350,000	351,750
L-3 Communications Corp.
6.13%, 01/15/14	1,350,000	1,272,375
6.38%, 10/15/15	375,000	352,500
Sequa Corp., 11.75%, 12/01/15 (a)	900,000	805,500
Sequa Corp., PIK, 13.50%, 12/01/15 (a)	375,000	346,875
TransDigm, Inc., 7.75%, 07/15/14	875,000	868,438
US Investigations Services, Inc. (a)
10.50%, 11/01/15	600,000	555,000
11.75%, 05/01/16	425,000	367,625

		6,108,063

Automotive (4.0%)
Cooper-Standard Automotive, Inc.,
8.38%, 12/15/14	700,000	518,000
Ford Motor Co.,
7.45%, 07/16/31	900,000	528,750
Ford Motor Credit Co. LLC
9.88%, 08/10/11	750,000	632,321
7.25%, 10/25/11	1,100,000	853,040
5.46%, 01/13/12(b)	1,350,000	960,279
8.00%, 12/15/16	1,100,000	800,539
General Motors Corp.
7.40%, 09/01/25	2,925,000	1,521,000
8.38%, 07/15/33	825,000	492,938
Tenneco, Inc., 8.63%, 11/15/14	450,000	399,375
United Components, Inc., 9.38%, 06/15/13	1,175,000	1,104,500

		7,810,742

Beverages (0.2%)
Constellation Brands, Inc.,
7.25%, 09/01/16	375,000	354,375

Building Materials (0.9%)
Norcraft Holdings LP
0.00%, 09/01/12 (c)	500,000	468,125
Nortek, Inc.,
8.50%, 09/01/14	425,000	274,125
NTK Holdings, Inc.
0.00%, 03/01/14 (c)	300,000	138,000
Panolam Industries International, Inc.,
10.75%, 10/01/13	625,000	496,875
Ply Gem Industries, Inc.,
11.75%, 06/15/13 (a)	375,000	345,938

		1,723,063

Chemicals (3.2%)
Airgas, Inc.,
7.13%, 10/01/18 (a)(d)	250,000	252,500
Chemtura Corp.,
6.88%, 06/01/16	1,050,000	913,500
Hexion U.S. Finance Corp.,
9.75%, 11/15/14	1,075,000	978,250
Koppers, Inc.,
9.88%, 10/15/13	715,000	754,325
LyondellBassell Industries AF SCA,
8.38%, 08/15/15 (a)(d)	525,000	336,000
Mosaic Co. (The),
7.88%, 12/01/16 (a)(d)	525,000	561,750
Nalco Co.,
8.88%, 11/15/13	500,000	515,000
Nalco Finance Holdings, Inc.
0.00%, 02/01/14 (c)	481,000	444,925
Terra Capital, Inc.,
7.00%, 02/01/17	975,000	960,375
Union Carbide Corp.
7.88%, 04/01/23	225,000	225,152
7.50%, 06/01/25	350,000	343,244

		6,285,021

Commercial Services & Supplies (2.0%)
Jostens Holding Corp.
0.00%, 12/01/13 (c)	1,000,000	975,000
Visant Corp.,
7.63%, 10/01/12	1,350,000	1,333,125
Visant Holding Corp.,
8.75%, 12/01/13	1,575,000	1,551,375

		3,859,500

Construction Machinery (0.4%)
RSC Equipment Rental, Inc.,
9.50%, 12/01/14	925,000	777,000

Consumer Goods (2.1%)
AAC Group Holding Corp.
0.00%, 10/01/12 (c)	1,025,000	984,000
American Achievement Corp.,
8.25%, 04/01/12	600,000	591,000
American Achievement Group Holding Corp., PIK,
14.75%, 10/01/12	414,779	383,670

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Consumer Goods (continued)

American Greetings Corp.,
7.38%, 06/01/16	$725,000	$710,500
Jarden Corp.,
7.50%, 05/01/17	1,150,000	1,006,250
True Temper Sports, Inc.,
8.38%, 09/15/11	750,000	491,250

		4,166,670

Containers & Packaging (0.2%)
Owens Brockway Glass Container, Inc.,
8.25%, 05/15/13	475,000	489,250

Electric Utility (0.5%)
NRG Energy, Inc.,
7.38%, 02/01/16	975,000	920,156

Electronic Equipment & Instruments (0.1%)
L-3 Communications Corp.,
5.88%, 01/15/15	300,000	278,250

Energy (4.2%)
Basic Energy Services, Inc.,
7.13%, 04/15/16	950,000	928,625
Chesapeake Energy Corp.
7.50%, 09/15/13	375,000	376,875
6.88%, 01/15/16	1,650,000	1,600,500
Cie Generale de Geophysique-Veritas,
7.75%, 05/15/17	400,000	402,500
Complete Production Services, Inc.,
8.00%, 12/15/16	500,000	501,875
Forest Oil Corp.,
7.25%, 06/15/19 (a)(d)	225,000	217,125
Petroplus Finance LTD (a)(d)
6.75%, 05/01/14	350,000	318,500
7.00%, 05/01/17	500,000	443,750
Pioneer Natural Resources Co., 6.88%, 05/01/18	850,000	802,060
Plains Exploration & Production Co.
7.75%, 06/15/15	750,000	759,375
7.00%, 03/15/17	375,000	361,875
7.63%, 06/01/18	250,000	251,250
Range Resources Corp.
6.38%, 03/15/15	250,000	240,000
7.50%, 05/15/16	550,000	550,687
7.25%, 05/01/18	125,000	124,688
SandRidge Energy, Inc.,
8.00%, 06/01/18	275,000	277,750
Southwestern Energy Co.,
7.50%, 02/01/18 (a)(d)	175,000	180,934

		8,338,369

Entertainment (0.9%)
Cinemark, Inc.
0.00%, 03/15/14(c)	1,075,000	1,026,625
HRP Myrtle Beach Operations LLC,
7.38%, 04/01/12(a)(d)(b)	675,000	583,875
Universal City Florida Holding Co. I/II,
7.62%, 05/01/10 (b)	250,000	242,500

		1,853,000

Environmental (0.7%)
Allied Waste North America, Inc.,
7.25%, 03/15/15	900,000	902,250
Browning-Ferris Industries, Inc.,
9.25%, 05/01/21	475,000	515,375

		1,417,625

Financial Institutions (3.3%)
General Motors Acceptance Corp. LLC
6.88%, 09/15/11	3,225,000	2,318,914
7.00%, 02/01/12	550,000	382,583
8.00%, 11/01/31	1,125,000	733,348
Icahn Enterprises LP,
7.13%, 02/15/13	800,000	730,000
iPayment, Inc.,
9.75%, 05/15/14	950,000	807,500
Lender Processing Services, Inc.,
8.13%, 07/01/16	300,000	301,875
Nuveen Investments, Inc.,
10.50%, 11/15/15(a)(d)	1,400,000	1,298,500

		6,572,720

Food & Beverage (5.6%)
ARAMARK Corp.
6.37%, 02/01/15(b)	750,000	705,000
8.50%, 02/01/15	550,000	541,750
ASG Consolidated LLC
0.00%, 11/01/11(c)	1,675,000	1,557,750
B&G Foods Corp.,
8.00%, 10/01/11	1,100,000	1,086,250
Constellation Brands, Inc.
8.38%, 12/15/14	225,000	228,938
7.25%, 05/15/17	575,000	540,500

6 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Food & Beverage (continued)

Dean Foods Co., 7.00%, 06/01/16	$1,175,000	$1,025,187
Eurofresh, Inc.,
11.50%, 01/15/13 (a)(d)	775,000	527,000
Michael Foods, Inc.,
8.00%, 11/15/13	875,000	866,250
Pierre Foods, Inc.,
9.88%, 07/15/12	775,000	89,125
Pilgrim’s Pride Corp.,
8.38%, 05/01/17	1,150,000	851,000
Pinnacle Foods Finance LLC
9.25%, 04/01/15	650,000	575,250
10.63%, 04/01/17	650,000	523,250
Reddy Ice Holdings, Inc.
0.00%, 11/01/12 (c)	1,300,000	1,101,750
Smithfield Foods, Inc.
7.75%, 05/15/13	200,000	177,500
7.75%, 07/01/17	900,000	751,500

		11,148,000

Food & Staples Retailing (0.0%) (e)(f)(g)(i)
Jitney-Jungle Stores of America, Inc.
0.00%, 09/15/10	100,000	0

Gaming (4.4%)
Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas,
10.25%, 06/15/15(a)(d)	975,000	638,625
Global Cash Access LLC,
8.75%, 03/15/12	678,000	669,525
Great Canadian Gaming Corp.,
7.25%, 02/15/15(a)(d)	900,000	877,500
Herbst Gaming, Inc.,
7.00%, 11/15/14(d)(e)(f)	850,000	136,000
Indianapolis Downs LLC & Capital Corp.,
11.00%, 11/01/12 (a)	1,250,000	1,143,750
Indianapolis Downs LLC & Capital Corp., PIK,
15.50%, 11/01/13 (a)	188,637	180,148
Jacobs Entertainment, Inc.,
9.75%, 06/15/14	925,000	698,375
MGM Mirage,
8.38%, 02/01/11	700,000	679,000
Penn National Gaming, Inc.,
6.75%, 03/01/15	925,000	901,875
San Pasqual Casino Development Group, Inc.,
8.00%, 09/15/13 (a)(d)	800,000	732,000
Shingle Springs Tribal Gaming Authority,
9.38%, 06/15/15 (a)(d)	675,000	551,813
Tunica-Biloxi Gaming Authority,
9.00%, 11/15/15 (a)(d)	425,000	414,375
Wynn Las Vegas Captial Corp.,
6.63%, 12/01/14	1,275,000	1,173,000

		8,795,986

Healthcare (8.9%)
Accellent, Inc.,
10.50%, 12/01/13	1,050,000	966,000
AMR HoldCo., Inc./Emare HoldCo., Inc.,
10.00%, 02/15/15	825,000	878,625
Bausch & Lomb, Inc.,
9.88%, 11/01/15 (a)(d)	425,000	428,188
Biomet, Inc.,
10.38%, 10/15/17 (a)(d)	75,000	79,875
Biomet, Inc.,
11.63%, 10/15/17 (a)(d)	1,125,000	1,198,125
CRC Health Corp.,
10.75%, 02/01/16	875,000	721,875
HCA, Inc.,
7.50%, 11/06/33	900,000	697,500
HCA, Inc.,
9.25%, 11/15/16	1,650,000	1,703,625
HCA, Inc., PIK,
9.63%, 11/15/16	1,650,000	1,703,625
National Mentor Holdings, Inc.,
11.25%, 07/01/14	1,125,000	1,161,562
Omnicare, Inc.,
6.88%, 12/15/15	1,125,000	1,046,250
Rad Laboratories, Inc.,
6.13%, 12/15/14	525,000	498,750
United Surgical Partners International, Inc.,
9.25%, 05/01/17	1,075,000	994,375
Universal Hospital Services, Inc., PIK, 8.50%, 06/01/15	500,000	502,500
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	1,150,000	1,144,250
Ventas Realty LP
9.00%, 05/01/12	200,000	210,500
6.63%, 10/15/14	925,000	892,625
7.13%, 06/01/15	325,000	318,906
6.75%, 04/01/17	500,000	482,500
Viant Holdings, Inc.,
10.13%, 07/15/17 (a)(d)	$1,160,000	$991,800
VWR Funding, Inc., PIK,
10.25%, 07/15/15	1,100,000	1,020,250

		17,641,706

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Hotels, Restaurants & Leisure (1.4%)
Host Hotels & Resorts LP,
7.13%, 11/01/13	$450,000	$420,750
MGM Mirage
5.88%, 02/27/14	1,050,000	855,750
7.50%, 06/01/16	1,875,000	1,551,563

		2,828,063

Household Durables (0.3%)
Sealy Mattress Co.,
8.25%, 06/15/14	750,000	618,750

Industrial — Other (5.7%)
ALH Finance LLC/ALH Finance Corp.,
8.50%, 01/15/13	1,075,000	989,000
American Tire Distributors, Inc.,
10.75%, 04/01/13	475,000	439,375
Baker & Taylor, Inc.,
11.50%, 07/01/13(a)(d)	1,000,000	900,000
Belden, Inc.,
7.00%, 03/15/17	375,000	361,875
Da-Lite Screen Co., Inc.,
9.50%, 05/15/11	525,000	506,625
Education Management LLC,
10.25%, 06/01/16	1,300,000	1,202,500
ESCO Corp.(a)(d)
6.65%, 12/15/13(b)	250,000	236,250
8.63%, 12/15/13	500,000	507,500
General Cable Corp.,
7.13%, 04/01/17	550,000	526,625
Hawk Corp.,
8.75%, 11/01/14	625,000	636,718
Interline Brands, Inc.,
8.13%, 06/15/14	800,000	776,000
Knowledge Learning Corp., Inc.,
7.75%, 02/01/15 (a)(d)	1,100,000	1,017,500
Sensus Metering Systems, Inc.,
8.63%, 12/15/13	950,000	907,250
SPX Corp.,
7.63%, 12/15/14(a)(d)	475,000	482,719
Stanadyne Corp.,
10.00%, 08/15/14	425,000	414,375
Superior Essex Communications LLC, 9.00%, 04/15/12	725,000	743,125
Valmont Industries, Inc.,
6.88%, 05/01/14	650,000	648,375

		11,295,812

Lodging (0.9%)
Host Hotels & Resorts LP
6.88%, 11/01/14	400,000	370,000
6.38%, 03/15/15	450,000	400,500
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	750,000	667,500
7.25%, 06/15/16	300,000	264,000

		1,702,000

Machinery (0.4%)
Baldor Electric Co.,
8.63%, 02/15/17	825,000	833,250
Clark Material Handling
10.75%, 11/15/2006 (f)	100,000	0

		833,250

Media (8.4%)
Affinity Group, Inc.,
9.00%, 02/15/12	425,000	376,125
Affinity Group, Inc. PIK,
10.88%, 02/15/12	869,758	769,736
Dex Media, Inc.
0.00%, 11/15/13 (c)	600,000	432,000
DirecTV Holdings LLC,
8.38%, 03/15/13	975,000	1,009,125
Echostar DBS Corp.,
6.63%, 10/01/14	1,125,000	1,043,437
Intelsat Jackdon Holdings Ltd.,
11.25%, 06/15/16	1,850,000	1,882,375
Kabel Deutschland,
10.63%, 07/01/14	900,000	924,750
Lamar Media Corp.
7.25%, 01/01/13	550,000	531,437
6.63%, 08/15/15	750,000	686,250
6.63%, 08/15/15	125,000	114,375
MediMedia USA, Inc.,
11.38%, 11/15/14 (a)(d)	1,200,000	1,206,000
Newport Television LLC, PIK,
13.00%, 03/15/17 (a)(d)	1,150,000	1,017,750
Quebecor Media, Inc.,
7.75%, 03/15/16	975,000	911,625
Rainbow National Services LLC,
10.38%, 09/01/14 (a)(d)	255,000	272,213
Reader’s Digest Association, Inc. (The),
9.00%, 02/15/17 (a)(d)	1,525,000	1,120,875
RH Donnelley Corp.
8.88%, 01/15/16	775,000	468,875
8.88%, 10/15/17 (a)(d)	1,250,000	750,000
SGS International, Inc.,
12.00%, 12/15/13	1,250,000	1,153,125

8 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Media (continued)

Univision Television Group, Inc., PIK,
9.75%, 03/15/15 (a)(d)	$1,100,000	$814,000
Videotron Ltee,
6.38%, 12/15/15	325,000	303,063
WDAC Subsidiary Corp.,
8.38%, 12/01/14 (a)(d)	1,250,000	900,000

		16,687,136

Metals & Mining (1.4%)
Aleris International, Inc.,
10.00%, 12/15/16	475,000	350,313
Aleris International, Inc., PIK,
9.00%, 12/15/14	600,000	480,750
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 04/01/17	1,150,000	1,215,136
Novelis, Inc.,
7.25%, 02/15/15	712,000	676,400

		2,722,599

Oil, Gas & Consumable Fuels (0.4%)
Cie Generale de Geophysique,
7.50%, 05/15/15	100,000	100,250
Pacific Energy Partners LP,
7.13%, 06/15/14	700,000	706,494

		806,744

Other Financial (1.8%)
Dex Media West LLC,
9.88%, 08/15/13	1,216,000	1,097,440
First Data Corp.,
9.88%, 09/24/15(a)(d)	1,250,000	1,089,063
Hawker Beechcraft Acquisition Co. LLC, PIK,
8.88%, 04/01/15	400,000	404,000
Hilcorp Energy I LP,
7.75%, 11/01/15 (a)(d)	925,000	892,625

		3,483,128

Packaging (1.5%)
Ball Corp.,
6.63%, 03/15/18	800,000	782,000
Berry Plastics Holding Corp.,
8.88%, 09/15/14	1,025,000	891,750
Crown Americas LLC,
7.75%, 11/15/15	1,250,000	1,256,250
Russell-Stanley Holdings, Inc.,
9.00%, 11/30/08 (a)(d)(e)(f)	14,589	677

		2,930,677

Paper (1.4%)
Graphic Packaging International Corp.,
9.50%, 08/15/13	1,250,000	1,200,000
NewPage Corp.
10.00%, 05/01/12	225,000	228,938
12.00%, 05/01/13	1,125,000	1,141,875
Rock-Tenn Co.,
9.25%, 03/15/16 (a)(d)	125,000	133,125

		2,703,938

Restaurants (0.9%)
Dave & Buster’s, Inc.,
11.25%, 03/15/14	575,000	589,375
NPC International, Inc,
9.50%, 05/01/14	775,000	674,250
Seminole Hard Rock Entertainment, Inc.,
5.28%, 03/15/14 (a)(d)(b)	550,000	464,750

		1,728,375

Retailers (3.7%)
AutoNation, Inc.
4.71%, 04/15/13 (b)	250,000	212,500
7.00%, 04/15/14	350,000	313,250
Claire’s Stores, Inc.,
10.50%, 06/01/17	325,000	134,063
Couche-Tard Finance Corp.,
7.50%, 12/15/13	1,325,000	1,315,062
FTD, Inc.,
7.75%, 02/15/14	1,065,000	1,072,987
General Nutrition Centers, Inc., PIK,
7.20%, 03/15/14 (b)	1,075,000	913,750
NBC Acquisition Corp.,
11.00%, 03/15/13 (c)	1,000,000	830,000
Nebraska Book Co., Inc.,
8.63%, 03/15/12	1,125,000	933,750
Penske Auto Group, Inc.,
7.75%, 12/15/16	650,000	572,000
U.S. Office Products Co. (e)(f)(i)
0.00%, 06/15/08	455,359	0
Yankee Acquisition Corp.,
9.75%, 02/15/17	1,350,000	978,750

		7,276,112

Services (1.6%)
Ceridian Corp.,
11.25%, 11/15/15(a)(d)	975,000	887,250
Holdings, Inc.,
10.00%, 05/01/15	750,000	633,750
West Corp.
9.50%, 10/15/14	575,000	520,375

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

	Shares or
	Principal Amount	Value

Services (continued)

11.00%, 10/15/16	$1,275,000	$1,083,750

		3,125,125

Technology (5.1%)
Activant Solutions, Inc.,
9.50%, 05/01/16	1,100,000	874,500
CompuCom System, Inc.,
12.50%, 10/01/15 (a)(d)	1,050,000	971,250
Freescale Semiconductor, Inc.,
9.13%, 12/15/14	375,000	293,438
Freescale Semiconductor, Inc., PIK,
8.88%, 12/15/14	875,000	715,312
Open Solutions, Inc.,
9.75%, 02/01/15 (a)(d)	1,025,000	840,500
Seagate Technology HDD Holdings,
6.80%, 10/01/16	1,125,000	1,032,187
Serena Software, Inc.,
10.38%, 03/15/16	950,000	888,250
Smart Modular Technologies,
8.20%, 04/01/12 (b)	405,000	405,000
SS&C Technologies, Inc.,
11.75%, 12/01/13	900,000	949,500
Sungard Data Systems, Inc.
9.13%, 08/15/13	1,070,000	1,086,050
10.25%, 08/15/15	1,150,000	1,161,500
Unisys Corp.,
12.50%, 01/15/16	900,000	904,500

		10,121,987

Telecommunications (3.2%)
FairPoint Communications, Inc.,
13.13%, 04/01/18 (a)(d)	975,000	960,375
Frontier Communications,
9.00%, 08/15/31	550,000	497,750
Idearc, Inc.,
8.00%, 11/15/16	1,375,000	871,406
Qwest Corp.,
8.88%, 03/15/12	1,750,000	1,793,750
Sprint Nextel Corp.,
6.00%, 12/01/16	1,125,000	969,027
Valor Telecommunications Enterprises Finance Corp.,
7.75%, 02/15/15	650,000	665,770
Windstream Corp.,
8.63%, 08/01/16	600,000	601,500

		6,359,578

Textiles, Apparel & Luxury Goods (0.00%) (e)(f)(g)(i)
Glenoit Corp.
0.00%, 12/31/49	125,000	0

Tobacco (0.4%)
Reynolds American, Inc.,
7.75%, 06/01/18	800,000	841,755

Transportation (1.9%)
CEVA Group PLC,
10.00%, 09/01/14(a)(d)	875,000	903,437
Hertz Corp. (The)
8.88%, 01/01/14	700,000	644,000
10.50%, 01/01/16	1,050,000	960,750
Holt Group, Inc. (The) (e)(f)(i)
0.00%, 01/15/06	50,000	0
Kansas City Southern Railway,
8.00%, 06/01/15	375,000	380,625
Stena AB
7.50%, 11/01/13	575,000	569,969
7.00%, 12/01/16	250,000	240,313

		3,699,094

Utility — Electric (4.7%)
Dynegy Holdings, Inc., 7.75%, 06/01/19	1,700,000	1,555,500
Edison Mission Energy
7.75%, 06/15/16	1,125,000	1,125,000
7.00%, 05/15/17	650,000	611,000
Energy Future Holdings Corp.,
10.88%, 11/01/17 (a)(d)	250,000	253,750
Forest Oil Corp.,
7.25%, 06/15/19	700,000	675,500
FPL Energy National Wind,
6.13%, 03/25/19 (a)(d)	279,080	276,473
Intergen NV,
9.00%, 06/30/17 (a)(d)	1,000,000	1,040,000
NRG Energy, Inc.,
7.38%, 01/15/17	1,200,000	1,137,000
Sierra Pacific Resources,
6.75%, 08/15/17	1,150,000	1,123,107
Teco Finance, Inc.,
6.75%, 05/01/15	150,000	151,724
Texas Competitive Electric Holdings Co. LLC (a)(d)
10.25%, 11/01/15	500,000	492,500
10.25%, 11/01/15	850,000	837,250

		9,278,804

Utility — Natural Gas (4.6%)
AmeriGas Partners LP,
7.13%, 05/20/16	1,600,000	1,492,000
El Paso Corp.,
7.80%, 08/01/31	500,000	506,031
Holly Energy Partners LP,
6.25%, 03/01/15	1,375,000	1,251,250
Inergy LP, 6.88%,
12/15/14	1,025,000	958,375

10 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Utility — Natural Gas (continued)

MarkWest Energy Partners LP,
8.75%, 04/15/18 (a)(d)	$800,000	$822,000
Pacific Energy Partners LP,
6.25%, 09/15/15	150,000	148,951
Regency Energy Partners LP,
8.38%, 12/15/13	650,000	667,875
Southern Star Central Corp.,
6.75%, 03/01/16	625,000	596,875
Tennessee Gas Pipeline Co.,
8.38%, 06/15/32	1,675,000	1,878,859
Williams Cos.,
7.88%, 09/01/21	750,000	798,750

		9,120,966

Wireless Telecommunication Services (3.3%)
Alltel Communications Corp., PIK,
10.38%, 12/01/17 (a)(d)	775,000	899,000
Centennial Communications Corp.
8.45%, 01/01/13 (b)	450,000	436,500
10.00%, 01/01/13	450,000	459,000
Digicel Grouyp Ltd.,
8.88%, 01/15/15 (a)(d)	275,000	260,219
Digicel Ltd.,
9.25%, 09/01/12 (a)(d)	475,000	491,031
Digicel Ltd., PIK,
9.13%, 01/15/15 (a)(d)	846,000	800,527
MetroPCS Wireless, Inc.,
9.25%, 11/01/14	1,250,000	1,209,375
Nextel Communications, Inc.,
7.38%, 08/01/15	1,150,000	955,119
Rogers Communications, Inc.,
8.00%, 12/15/12	300,000	311,250
U.S. Unwired, Inc.,
10.00%, 06/15/12	700,000	715,764

		6,537,785

Total Corporate Bonds		193,241,174

Common Stocks (0.1%)

Consumer Goods (0.0%) (e)(g)
Sleepmaster LLC Membership Units	185	2

Containers & Packaging (0.0%) (d)
Pliant Corp.*(e)	1	0
Russell Stanley Holdings, Inc.*(i)	4,000	0

		0

Media (0.1%)
Virgin Media, Inc.	5,650	76,896

Total Common Stocks		76,898

Preferred Stock (0.00%)

Publishing & Periodicals (0.00%)
Ziff Davis Media, Inc. (e)(f)(i)	12	0

Total Preferred Stock		0

Warrants (0.0%)

Entertainment (0.00%) (e)(g)
AMF Bowling Worldwide, Inc.
Class B, expiring 03/09/09	811	0

Industrial — Other (0.0%) (a)(c)(e)(g)
Neenah Enterprises, Inc.,
0.00%, expiring 09/30/13	19,280	47,815

Media — Non-Cable (0.0%)
XM Satellite Radio, Inc. , 0.00%, expiring 03/15/10	300	225
Ziff Davis Media, Inc.
expiring 08/12/12 (e)	2,200	0

		225

Total Warrants		48,040

Total Investments (Cost $211,294,696) (h) — 97.8%		193,366,112

Other assets in excess of liabilities — 2.2%		4,380,067

NET ASSETS — 100.0%		$197,746,179

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 18.3% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2008.

(d)	Denotes a restricted security that either (a) cannot be offered sale without first being registered, or being able to take advantage of an exemption from

2008 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales

(e)	Illiquid security.

(f)	Security in default.

(g)	Fair Valued Security.

(h)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(i)	Issuer has filed for bankruptcy protection

LP	Limited Partnership

PIK	Paid-In-Kind

See accompanying notes to financial statements.

12 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Federated NVIT High Income Bond Fund

Assets:
Investments, at value (cost $211,294,696)	$193,366,112
Interest and dividends receivable	4,125,384
Receivable for capital shares issued	157,755
Receivable for investments sold	2,034,750
Prepaid expenses and other assets	1,708

Total Assets	199,685,709

Liabilities:
Cash overdraft	1,052,725
Payable for investments purchased	300,000
Payable for capital shares redeemed	397,654
Accrued expenses and other payables:
Investment advisory fees	124,809
Fund administration and transfer agent fees	25,879
Administrative services fees	28,959
Custodian fees	1,709
Trustee fees	4,005
Compliance program costs (Note 3)	348
Other	3,442

Total Liabilities	1,939,530

Net Assets	$197,746,179

Represented by:
Capital	$228,450,886
Accumulated net investment income	540,853
Accumulated net realized losses from investment transactions	(13,316,976)
Net unrealized appreciation/(depreciation) from investments	(17,928,584)

Net Assets	$197,746,179

Net Assets:
Class I Shares	$102,919,405
Class III Shares	94,826,774

Total	$197,746,179

Shares outstanding (unlimited number of shares authorized):
Class I Shares	14,339,791
Class III Shares	13,220,811

Total	27,560,602

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.18
Class III Shares	$7.17

See accompanying notes to financial statements.

2008 Semiannual Report 13

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

Federated NVIT High Income Bond Fund

INVESTMENT INCOME:
Interest income	$9,553,579
Dividend income	452

Total Income	9,554,031

Expenses:
Investment advisory fees	732,696
Fund administration and transfer agent fees	74,430
Administrative services fees Class I Shares	57,291
Administrative services fees Class III Shares	104,215
Custodian fees	14,003
Trustee fees	6,081
Compliance program costs (Note 3)	696
Other	33,797

Total expenses before earnings credit	1,023,209
Earnings credit (Note 6)	(3,368)

Net Expenses	1,019,841

Net Investment Income	8,534,190

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(1,377,621)
Net change in unrealized appreciation/(depreciation) from investments	(11,323,703)

Net realized/unrealized losses from investments	(12,701,324)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,167,134)

See accompanying notes to financial statements.

14 Semiannual Report 2008

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$8,534,190	$18,579,940
Net realized gains (losses) from investment transactions	(1,377,621)	2,437,495
Net change in unrealized appreciation/(depreciation) from investments	(11,323,703)	(13,408,209)

Change in net assets resulting from operations	(4,167,134)	7,609,226

Distributions to Shareholders From:
Net investment income:
Class I	(4,357,428)	(10,186,840)
Class III	(3,927,770)	(8,247,527)

Change in net assets from shareholder distributions	(8,285,198)	(18,434,367)

Change in net assets from capital transactions	(20,923,889)	(16,934,049)

Change in net assets	(33,376,221)	(27,759,190)

Net Assets:
Beginning of period	231,122,400	258,881,590

End of period	$197,746,179	$231,122,400

Accumulated net investment income at end of period	$540,853	$291,861

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,450,555	$10,494,985
Dividends reinvested	4,357,399	10,186,825
Cost of shares redeemed	(22,305,254)	(48,943,524)

	(11,497,300)	(28,261,714)

Class III Shares
Proceeds from shares issued	41,148,418	82,824,059
Dividends reinvested	3,927,758	8,247,526
Cost of shares redeemed (a)	(54,502,765)	(79,743,920)

	(9,426,589)	11,327,665

Change in net assets from capital transactions	$(20,923,889)	$(16,934,049)

SHARE TRANSACTIONS:
Class I Shares
Issued	865,695	1,289,863
Reinvested	600,538	1,294,984
Redeemed	(2,986,159)	(6,155,302)

	(1,519,926)	(3,570,455)

Class III Shares
Issued	5,576,207	10,414,488
Reinvested	541,912	1,050,913
Redeemed	(7,319,141)	(10,072,664)

	(1,201,022)	1,392,737

Total change in shares	(2,720,948)	(2,177,718)

(a)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

2008 Semiannual Report 15

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Federated NVIT High Income Bond Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net			Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Redemption	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	Fees	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2008 (Unaudited)	$7.64	0.31	(0.46)	(0.15)	(0.31)	(0.31)	–	$7.18	(2.02%)	$102,919	0.91%	8.03%	0.91%	19.72%
Year Ended December 31, 2007	$7.98	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.64	3.13%	$121,100	0.95%	7.24%	0.95%	42.02%
Year Ended December 31, 2006	$7.77	0.60	0.19	0.79	(0.58)	(0.58)	–	$7.98	10.60%	$155,024	0.94%	7.38%	(e)	42.91%
Year Ended December 31, 2005	$8.20	0.64	(0.46)	0.18	(0.61)	(0.61)	–	$7.77	2.38%	$181,905	0.96%	7.35%	(e)	37.06%
Year Ended December 31, 2004	$8.02	0.60	0.18	0.78	(0.60)	(0.60)	–	$8.20	10.10%	$302,285	0.94%	7.46%	(e)	61.24%
Year Ended December 31, 2003	$7.06	0.57	0.96	1.53	(0.57)	(0.57)	–	$8.02	22.27%	$268,336	0.95%	7.74%	(e)	41.30%

Class III Shares
Six Months Ended June 30, 2008 (Unaudited)	$7.63	0.32	(0.48)	(0.16)	(0.30)	(0.30)	–	$7.17	(2.09%)	$94,827	1.00%	7.92%	1.00%	19.72%
Year Ended December 31, 2007	$7.97	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.63	3.17%	$110,022	0.91%	7.28%	0.91%	42.02%
Year Ended December 31, 2006	$7.76	0.57	0.22	0.79	(0.58)	(0.58)	–	$7.97	10.60%	$103,857	0.96%	7.37%	(e)	42.91%
Period Ended December 31, 2005 (f)	$7.83	0.39	0.01	0.40	(0.47)	(0.47)	–	$7.76	5.14%	$63,264	0.95%	7.23%	(e)	37.06%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 28, 2005 (commencement of operations) through December 31, 2005.

See accompanying notes to financial statements.

16 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Federated NVIT High Income Bond Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost which, approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 – Other	Level 3 –
Level 1 – Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$76,896	$193,289,214	$2	$193,366,112

18 Semiannual Report 2008

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments

Balance as of 12/31/2007	$2

Accrued Accretion / (Amortization)	–

Change in Unrealized Appreciation / (Depreciation)	–

Net Purchase / (Sales)	–

Transfers In / (Out) of Level 3	–

Balance as of 6/30/2008	$2

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (i.e., the “trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recognized on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers

20 Semiannual Report 2008

equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Federated Investment Management Company (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule is for the six months ended June 30, 2008:

Fee Schedule	Fees

Up to $50 million	0.80%

$50 million up to $250 million	0.65%

$250 million up to $500 million	0.60%

$500 million or more	0.55%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $304,757 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the

22 Semiannual Report 2008

“Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $162,037 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $696.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III shares had contributions to capital due to collection of redemption fees in the amount of $30,188.

For the year ended December 31, 2007, Class III shares had contributions to capital due to collection of redemption fees in the amount of $219,889

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $40,447,983 and sales of $56,677,145.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or

2008 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

24 Semiannual Report 2008

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$211,294,696	$1,484,613	$(19,413,197)	$(17,928,584)

2008 Semiannual Report 25

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

26 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

28 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 29

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 31

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been good in all periods presented. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain and improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was higher, but within the range of the peer group funds, and total expenses were at the median of the peer group funds. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were at the median of the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

32 Semiannual Report 2008

NVIT S&P 500 Index Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-S&P (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT S&P 500 Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT S&P 500 Index Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class IV	Actual		1,000.00	878.60	1.59	0.34
	Hypothetical	[b]	1,000.00	1,023.17	1.71	0.34

Class Y	Actual		1,000.00	880.00	0.98	0.21
	Hypothetical	[b]	1,000.00	1,023.82	1.06	0.21

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT S&P 500 Index Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	98.0%
Repurchase Agreements	4.8%
Other Investments*	1.3%
Liabilities in excess of other assets**	-4.1%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	12.3%
Pharmaceuticals	6.0%
Computers & Peripherals	4.6%
Energy Equipment & Services	3.6%
Software	3.5%
Insurance	3.4%
Diversified Financial Services	3.3%
Industrial Conglomerates	3.0%
Diversified Telecommunication Services	2.9%
Media	2.8%
Other	54.6%

100.0%

Top Holdings***

Exxon Mobil Corp.	4.1%
General Electric Co.	2.3%
Microsoft Corp.	1.9%
Chevron Corp.	1.8%
AT&T, Inc.	1.8%
Procter & Gamble Co. (The)	1.8%
Johnson & Johnson	1.6%
International Business Machines Corp.	1.4%
Apple, Inc.	1.3%
ConocoPhillips	1.3%
Other	80.7%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

2008 Semiannual Report 4

Statement of Investments
June 30, 2008 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (98.0%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (2.6%)
Boeing Co.	150,550	$9,894,146
General Dynamics Corp.	79,870	6,725,054
Goodrich Corp.	25,561	1,213,125
Honeywell International, Inc.	148,656	7,474,424
L-3 Communications Holdings, Inc.	25,454	2,313,005
Lockheed Martin Corp.	67,765	6,685,695
Northrop Grumman Corp.	68,754	4,599,643
Precision Castparts Corp.	28,032	2,701,444
Raytheon Co.	85,009	4,784,306
Rockwell Collins, Inc.	32,724	1,569,443
United Technologies Corp.	194,847	12,022,060

		59,982,345

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	34,550	1,894,722
Expeditors International of Washington, Inc.	41,300	1,775,900
FedEx Corp.	62,578	4,930,520
United Parcel Service, Inc., Class B	204,340	12,560,780

		21,161,922

Airline (0.1%)
Southwest Airlines Co.	147,680	1,925,747

Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The)*	44,443	792,419
Johnson Controls, Inc.	114,888	3,294,988

		4,087,407

Automobiles (0.2%)
Ford Motor Co.*(a)	451,107	2,169,825
General Motors Corp. (a)	115,406	1,327,169
Harley-Davidson, Inc.	46,356	1,680,868

		5,177,862

Beverages (2.4%)
Anheuser-Busch Cos., Inc.	140,978	8,757,554
Brown-Forman Corp., Class B	15,279	1,154,634
Coca-Cola Co. (The)	398,934	20,736,589
Coca-Cola Enterprises, Inc.	52,880	914,824
Constellation Brands, Inc., A Shares*	34,976	694,623
Molson Coors Brewing Co., Class B	26,282	1,427,901
Pepsi Bottling Group, Inc.	25,401	709,196
PepsiCo, Inc.	317,237	20,173,101

		54,568,422

Biotechnology (1.4%)
Amgen, Inc.*	218,011	10,281,399
Biogen Idec, Inc.*	58,838	3,288,456
Celgene Corp.*	87,303	5,576,042
Genzyme Corp.*	54,197	3,903,268
Gilead Sciences, Inc.*	184,197	9,753,231

		32,802,396

Building Products (0.1%)
Masco Corp.	73,560	1,157,099

Capital Markets (2.7%)
American Capital Ltd. (a)	41,967	997,556
Ameriprise Financial, Inc.	45,001	1,830,191
Bank of New York Mellon Corp. (The)	225,398	8,526,806
Charles Schwab Corp. (The)	184,126	3,781,948
E*Trade Financial Corp.*(a)	99,984	313,950
Federated Investors, Inc., Class B	14,833	510,552
Franklin Resources, Inc.	31,396	2,877,443
Goldman Sachs Group, Inc. (The)	78,724	13,768,828
Janus Capital Group, Inc.	29,662	785,153
Legg Mason, Inc.	28,697	1,250,328
Lehman Brothers Holdings, Inc. (a)	137,984	2,733,463
Merrill Lynch & Co., Inc.	196,710	6,237,674
Morgan Stanley	219,009	7,899,655
Northern Trust Corp.	38,644	2,649,819
State Street Corp.	85,621	5,478,888
T. Rowe Price Group, Inc.	50,814	2,869,466

		62,511,720

Chemicals (2.0%)
Air Products & Chemicals, Inc.	42,415	4,193,147
Ashland, Inc.	12,839	618,840
Dow Chemical Co. (The)	186,681	6,517,034
E.I. Du Pont de Nemours & Co.	180,534	7,743,103
Eastman Chemical Co.	15,406	1,060,857
Ecolab, Inc.	32,357	1,391,027
Hercules, Inc.	18,317	310,107
International Flavors & Fragrances, Inc.	14,073	549,691
Monsanto Co.	109,606	13,858,583
PPG Industries, Inc.	30,695	1,760,972
Praxair, Inc.	62,339	5,874,827
Rohm & Haas Co.	25,466	1,182,641
Sigma-Aldrich Corp.	25,809	1,390,073

		46,450,902

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Commercial Banks (2.2%)
BB&T Corp. (a)	112,792	$2,568,274
Comerica, Inc. (a)	33,640	862,193
Fifth Third Bancorp	117,125	1,192,333
First Horizon National Corp. (a)	35,922	266,900
Huntington Bancshares, Inc. (a)	76,118	439,201
KeyCorp	98,881	1,085,713
M&T Bank Corp.	16,860	1,189,304
Marshall & Ilsley Corp.	51,155	784,206
National City Corp. (a)	155,393	741,225
PNC Financial Services Group, Inc.	69,085	3,944,754
Regions Financial Corp.	140,631	1,534,284
SunTrust Banks, Inc.	72,876	2,639,569
U.S. Bancorp	347,540	9,692,891
Wachovia Corp. (a)	421,629	6,547,898
Wells Fargo & Co.	659,531	15,663,861
Zions Bancorp. (a)	24,657	776,449

		49,929,055

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*	61,239	772,836
Avery Dennison Corp.	21,054	924,902
Cintas Corp.	23,431	621,156
Equifax, Inc.	28,182	947,479
Monster Worldwide, Inc.*	25,595	527,513
Pitney Bowes, Inc.	38,925	1,327,342
Robert Half International, Inc.	28,601	685,566
RR Donnelley & Sons Co.	39,933	1,185,611
Waste Management, Inc.	98,742	3,723,561

		10,715,966

Communications Equipment (2.5%)
Ciena Corp.*	20,576	476,746
Cisco Systems, Inc.*	1,179,587	27,437,194
Corning, Inc.	311,094	7,170,717
JDS Uniphase Corp.*	46,393	527,024
Juniper Networks, Inc.*	106,599	2,364,366
Motorola, Inc.	440,619	3,234,143
QUALCOMM, Inc.	323,235	14,341,937
Tellabs, Inc.*	79,585	370,070

		55,922,197

Computers & Peripherals (4.6%)
Apple, Inc.*	176,061	29,479,654
Dell, Inc.*	404,513	8,850,745
EMC Corp.*	414,200	6,084,598
Hewlett-Packard Co.	492,529	21,774,707
International Business Machines Corp.	274,226	32,504,008
Lexmark International, Inc., Class A*	20,477	684,546
NetApp, Inc.*	70,847	1,534,546
QLogic Corp.*	27,853	406,375
SanDisk Corp.*	45,782	856,123
Sun Microsystems, Inc.*	157,607	1,714,764
Teradata Corp.*	35,200	814,528

		104,704,594

Construction & Engineering (0.2%)
Fluor Corp.	17,833	3,318,365
Jacobs Engineering Group, Inc.*	24,100	1,944,870

		5,263,235

Construction Materials (0.1%) (a)
Vulcan Materials Co.	22,777	1,361,609

Consumer Finance (0.6%)
American Express Co.	231,928	8,736,728
Capital One Financial Corp.	75,422	2,866,790
Discover Financial Services	95,732	1,260,791
SLM Corp.*	92,795	1,795,583

		14,659,892

Containers & Packaging (0.1%)
Ball Corp.	21,214	1,012,756
Bemis Co., Inc.	16,239	364,079
Pactiv Corp.*	25,283	536,758
Sealed Air Corp.	28,887	549,142

		2,462,735

Distributor (0.1%)
Genuine Parts Co.	30,428	1,207,383

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	28,647	1,267,916
H&R Block, Inc.	61,150	1,308,610

		2,576,526

Diversified Financial Services (3.3%)
Bank of America Corp.	889,188	21,224,917
CIT Group, Inc.	60,581	412,557
Citigroup, Inc.	1,087,143	18,220,517
CME Group, Inc.	10,677	4,091,320
IntercontinentalExchange, Inc.*	13,700	1,561,800
JPMorgan Chase & Co.	689,544	23,658,271
Leucadia National Corp.	33,426	1,569,016
Moody’s Corp. (a)	41,103	1,415,587
NYSE Euronext	53,300	2,700,178

		74,854,163

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Diversified Telecommunication Services (2.9%)
AT&T, Inc.	1,186,426	$39,970,692
CenturyTel, Inc.	21,768	774,723
Citizens Communications Co.	66,137	749,994
Embarq Corp.	30,154	1,425,379
Qwest Communications International, Inc. (a)	298,846	1,174,465
Verizon Communications, Inc.	569,261	20,151,839
Windstream Corp.	82,505	1,018,112

		65,265,204

Electric Utilities (2.3%)
Allegheny Energy, Inc.	31,206	1,563,733
American Electric Power Co., Inc.	80,976	3,257,665
Duke Energy Corp.	254,263	4,419,091
Edison International	64,969	3,338,107
Entergy Corp.	38,692	4,661,612
Exelon Corp.	131,327	11,814,177
FirstEnergy Corp.	61,234	5,041,395
FPL Group, Inc.	79,680	5,225,414
Pepco Holdings, Inc.	37,300	956,745
Pinnacle West Capital Corp.	18,010	554,168
PPL Corp.	75,027	3,921,661
Progress Energy, Inc.	52,866	2,211,385
Southern Co.	154,088	5,380,753

		52,345,906

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	33,038	1,305,001
Emerson Electric Co.	153,451	7,588,152
Rockwell Automation, Inc.	29,852	1,305,428

		10,198,581

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	71,665	2,546,974
Jabil Circuit, Inc.	42,897	703,940
Molex, Inc.	25,286	617,231
Tyco Electronics Ltd.	93,509	3,349,492

		7,217,637

Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	61,838	5,400,931
BJ Services Co.	61,071	1,950,608
Cameron International Corp.*	43,700	2,418,795
ENSCO International, Inc.	29,902	2,414,288
Halliburton Co.	174,777	9,275,415
Nabors Industries Ltd.*	57,980	2,854,355
National Oilwell Varco, Inc.*	81,968	7,272,201
Noble Corp.	54,625	3,548,440
Rowan Cos., Inc.	24,172	1,130,041
Schlumberger Ltd.	238,248	25,594,983
Smith International, Inc.	40,008	3,326,265
Transocean, Inc.*	63,877	9,734,216
Weatherford International Ltd.*	136,222	6,755,249

		81,675,787

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	86,926	6,096,990
CVS Caremark Corp.	285,396	11,293,120
Kroger Co. (The)	132,999	3,839,681
Safeway, Inc.	88,376	2,523,135
SUPERVALU, Inc.	42,059	1,299,202
SYSCO Corp.	115,735	3,183,870
Wal-Mart Stores, Inc.	464,632	26,112,318
Walgreen Co.	198,604	6,456,616
Whole Foods Market, Inc. (a)	30,466	721,740

		61,526,672

Food Products (1.5%)
Archer-Daniels-Midland Co.	129,286	4,363,402
Campbell Soup Co.	40,120	1,342,415
ConAgra Foods, Inc.	99,116	1,910,956
Dean Foods Co.*	28,386	556,933
General Mills, Inc.	67,401	4,095,959
H.J. Heinz Co.	64,671	3,094,507
Hershey Co. (The)	30,445	997,987
Kellogg Co.	51,314	2,464,098
Kraft Foods, Inc., Class A	303,799	8,643,082
McCormick & Co., Inc., Non-Voting Shares	22,295	795,040
Sara Lee Corp.	141,166	1,729,284
Tyson Foods, Inc., Class A	55,924	835,505
Wm. Wrigley Jr. Co.	41,527	3,229,970

		34,059,138

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	125,774	8,041,990
Becton, Dickinson & Co.	49,087	3,990,773
Boston Scientific Corp.*	262,835	3,230,242
C.R. Bard, Inc.	20,123	1,769,818
Covidien Ltd.	97,510	4,669,754
Hospira, Inc.*	29,074	1,166,158
Intuitive Surgical, Inc.*	7,885	2,124,219
Medtronic, Inc.	224,802	11,633,503
St. Jude Medical, Inc.*	68,244	2,789,815
Stryker Corp.	47,308	2,974,727
Varian Medical Systems, Inc.*	23,276	1,206,861
Zimmer Holdings, Inc.*	46,564	3,168,680

		46,766,540

Health Care Providers & Services (1.8%)
Aetna, Inc.	97,451	3,949,689
AmerisourceBergen Corp.	32,309	1,292,037

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Health Care Providers & Services (continued)

Cardinal Health, Inc.	71,400	$3,682,812
CIGNA Corp.	56,748	2,008,312
Coventry Health Care, Inc.*	28,743	874,362
Express Scripts, Inc.*	50,508	3,167,862
Humana, Inc.*	34,214	1,360,691
Laboratory Corp. of America Holdings*(a)	22,923	1,596,129
McKesson Corp.	55,793	3,119,387
Medco Health Solutions, Inc.*	101,696	4,800,051
Patterson Cos., Inc.*	27,675	813,368
Quest Diagnostics, Inc.	29,160	1,413,385
Tenet Healthcare Corp.*	82,763	460,162
UnitedHealth Group, Inc.	246,093	6,459,941
WellPoint, Inc.*	104,243	4,968,221

		39,966,409

Health Care Technology (0.0%)
IMS Health, Inc.	33,854	788,798

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	88,082	2,903,183
Darden Restaurants, Inc.	28,612	913,867
International Game Technology	62,615	1,564,123
Marriott International, Inc., Class A	60,983	1,600,194
McDonald’s Corp.	226,859	12,754,013
Starbucks Corp.*	146,577	2,307,122
Starwood Hotels & Resorts Worldwide, Inc.	37,808	1,514,967
Wendy’s International, Inc.	19,933	542,576
Wyndham Worldwide Corp.	32,087	574,678
Yum! Brands, Inc.	93,979	3,297,723

		27,972,446

Household Durables (0.4%)
Black & Decker Corp.	13,201	759,189
Centex Corp.	25,815	345,147
D.R. Horton, Inc.	56,258	610,399
Fortune Brands, Inc.	28,826	1,799,031
Harman International Industries, Inc.	11,194	463,320
KB Home (a)	17,453	295,479
Leggett & Platt, Inc.	29,663	497,449
Lennar Corp., Class A (a)	29,230	360,698
Newell Rubbermaid, Inc.	50,095	841,095
Pulte Homes, Inc.	36,999	356,300
Snap-on, Inc.	9,356	486,606
Stanley Works (The)	13,512	605,743
Whirlpool Corp.	15,328	946,197

		8,366,653

Household Products (2.2%)
Clorox Co.	28,117	1,467,707
Colgate-Palmolive Co.	101,872	7,039,355
Kimberly-Clark Corp.	84,084	5,026,542
Procter & Gamble Co. (The)	609,653	37,072,999

		50,606,603

Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The)*	128,644	2,471,251
Constellation Energy Group, Inc.	36,596	3,004,532
Dynegy, Inc., Class A*	89,841	768,140

		6,243,923

Industrial Conglomerates (3.0%)
3M Co.	141,017	9,813,373
General Electric Co.	1,990,434	53,124,684
Textron, Inc.	50,330	2,412,317
Tyco International Ltd.	95,610	3,828,224

		69,178,598

Information Technology Services (0.9%)
Affiliated Computer Services, Inc., Class A*	20,195	1,080,231
Automatic Data Processing, Inc.	100,663	4,217,780
Cognizant Technology Solutions Corp., Class A*	58,238	1,893,317
Computer Sciences Corp.*	31,647	1,482,345
Convergys Corp.*	22,449	333,592
Electronic Data Systems Corp.	97,589	2,404,593
Fidelity National Information Services, Inc.	31,977	1,180,271
Fiserv, Inc.*	33,807	1,533,824
Paychex, Inc.	64,813	2,027,351
Total System Services, Inc.	39,500	877,690
Unisys Corp.*	54,151	213,896
Western Union Co. (The)	148,625	3,674,010

		20,918,900

Insurance (3.4%)
ACE Ltd.	66,985	3,690,204
Aflac, Inc.	95,367	5,989,048
Allstate Corp. (The)	110,606	5,042,528
American International Group, Inc.	536,948	14,207,644
AON Corp.	58,780	2,700,353
Assurant, Inc.	17,604	1,161,160
Chubb Corp.	73,626	3,608,410
Cincinnati Financial Corp.	29,790	756,666
Genworth Financial, Inc., Class A	89,305	1,590,522

8 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Insurance (continued)

Hartford Financial Services Group, Inc.	63,732	$4,115,175
Lincoln National Corp.	49,717	2,253,174
Loews Corp. (a)	73,795	3,460,986
Marsh & McLennan Cos., Inc.	100,155	2,659,115
MBIA, Inc. (a)	35,539	156,016
MetLife, Inc.	142,423	7,515,662
Principal Financial Group, Inc.	48,923	2,053,298
Progressive Corp. (The)	133,369	2,496,668
Prudential Financial, Inc.	87,552	5,230,357
Safeco Corp.	19,044	1,278,995
Torchmark Corp.	16,391	961,332
Travelers Cos., Inc. (The)	119,791	5,198,929
Unum Group	65,507	1,339,618
XL Capital Ltd., Class A	36,236	745,012

		78,210,872

Internet & Catalog Retail (0.3%)
Amazon.Com, Inc.*	61,982	4,545,140
Expedia, Inc.*	41,400	760,932
InterActiveCorp*	37,016	713,669

		6,019,741

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	34,111	1,186,722
eBay, Inc.*	218,205	5,963,543
Google, Inc., Class A*	46,417	24,434,837
VeriSign, Inc.*	40,183	1,518,917
Yahoo!, Inc.*	275,580	5,693,483

		38,797,502

Leisure Equipment & Products (0.1%)
Eastman Kodak Co. (a)	58,747	847,719
Hasbro, Inc.	28,262	1,009,519
Mattel, Inc.	68,980	1,180,937

		3,038,175

Life Sciences Tools & Services (0.4%)
Applied Biosystems Group	35,307	1,182,079
Millipore Corp.*	11,820	802,105
PerkinElmer, Inc.	20,372	567,360
Thermo Fisher Scientific, Inc.*	82,658	4,606,530
Waters Corp.*	18,709	1,206,731

		8,364,805

Machinery (1.9%)
Caterpillar, Inc.	123,092	9,086,652
Cummins, Inc.	40,864	2,677,409
Danaher Corp.	51,251	3,961,702
Deere & Co.	86,346	6,228,137
Dover Corp.	37,133	1,796,123
Eaton Corp.	33,607	2,855,587
Illinois Tool Works, Inc.	78,200	3,715,282
Ingersoll-Rand Co. Ltd., Class A	63,056	2,360,186
ITT Corp.	34,401	2,178,615
Manitowoc Co., Inc. (The)	25,900	842,527
PACCAR, Inc.	70,832	2,962,903
Pall Corp.	22,147	878,793
Parker Hannifin Corp.	33,848	2,414,039
Terex Corp.*	20,322	1,043,941

		43,001,896

Media (2.8%)
CBS Corp., Class B	137,393	2,677,789
Clear Channel Communications, Inc.	96,714	3,404,333
Comcast Corp., Class A	560,747	10,637,371
Comcast Corp., Special Class A	30,500	572,180
DIRECTV Group, Inc. (The)*	142,780	3,699,430
Gannett Co., Inc.	46,818	1,014,546
Interpublic Group of Cos., Inc.*	85,375	734,225
McGraw-Hill Cos., Inc. (The)	64,679	2,594,921
Meredith Corp. (a)	8,037	227,367
New York Times Co. (The), Class A (a)	31,963	491,911
News Corp., Class A	452,206	6,801,178
Omnicom Group, Inc.	65,105	2,921,912
Scripps Networks Interactive, Class A*	17,800	682,630
Time Warner, Inc.	714,441	10,573,727
Viacom, Inc., Class B*	125,469	3,831,823
Walt Disney Co. (The)	381,350	11,898,120
Washington Post Co. (The), Class B	1,154	677,283

		63,440,746

Metals & Mining (1.4%)
AK Steel Holding Corp.	22,200	1,531,800
Alcoa, Inc.	163,345	5,818,349
Allegheny Technologies, Inc.	20,125	1,193,010
Freeport-McMoRan Copper & Gold, Inc.	75,955	8,901,167
Newmont Mining Corp.	91,584	4,777,021
Nucor Corp.	62,923	4,698,460
Titanium Metals Corp. (a)	17,600	246,224
United States Steel Corp.	23,616	4,363,765

		31,529,796

Multi-Utility (1.2%)
Ameren Corp.	42,455	1,792,875
CenterPoint Energy, Inc.	65,627	1,053,313
CMS Energy Corp.	47,049	701,030

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Multi-Utility (continued)

Consolidated Edison, Inc.	55,253	$2,159,840
Dominion Resources, Inc.	113,854	5,406,926
DTE Energy Co.	34,569	1,467,108
Integrys Energy Group, Inc.	12,895	655,453
NiSource, Inc.	48,019	860,501
PG&E Corp.	72,123	2,862,562
Public Service Enterprise Group, Inc.	100,256	4,604,758
Sempra Energy	49,807	2,811,605
TECO Energy, Inc.	46,464	998,511
Xcel Energy, Inc.	80,052	1,606,644

		26,981,126

Multiline Retail (0.7%)
Big Lots, Inc.*	18,248	570,068
Dillard’s, Inc., Class A (a)	14,463	167,337
Family Dollar Stores, Inc.	28,806	574,392
J.C. Penney Co., Inc.	45,759	1,660,594
Kohl’s Corp.*	61,754	2,472,630
Macy’s, Inc.	85,005	1,650,797
Nordstrom, Inc.	35,660	1,080,498
Sears Holdings Corp.*(a)	14,172	1,043,909
Target Corp.	155,993	7,252,115

		16,472,340

Natural Gas Utilities (0.1%)
Nicor, Inc. (a)	11,581	493,235
Questar Corp.	35,649	2,532,505

		3,025,740

Office Electronics (0.1%)
Xerox Corp.	179,364	2,432,176

Oil, Gas & Consumable Fuels (12.3%)
Anadarko Petroleum Corp.	93,814	7,021,040
Apache Corp.	66,819	9,287,841
Cabot Oil & Gas Corp.	19,900	1,347,827
Chesapeake Energy Corp.	96,473	6,363,359
Chevron Corp.	413,019	40,942,573
ConocoPhillips	307,977	29,069,949
CONSOL Energy, Inc.	36,702	4,124,204
Devon Energy Corp.	89,314	10,731,970
El Paso Corp.	142,820	3,104,907
EOG Resources, Inc.	49,778	6,530,874
Exxon Mobil Corp.	1,055,123	92,987,990
Hess Corp.	55,544	7,009,097
Marathon Oil Corp.	141,787	7,354,492
Massey Energy Co.	16,300	1,528,125
Murphy Oil Corp.	38,238	3,749,236
Noble Energy, Inc.	34,700	3,489,432
Occidental Petroleum Corp.	163,886	14,726,796
Peabody Energy Corp.	54,402	4,790,096
Range Resources Corp.	31,200	2,044,848
Southwestern Energy Co.*	68,600	3,266,046
Spectra Energy Corp.	122,721	3,527,001
Sunoco, Inc.	23,839	970,009
Tesoro Corp. (a)	28,400	561,468
Valero Energy Corp.	106,049	4,367,098
Williams Cos., Inc.	117,430	4,733,603
XTO Energy, Inc.	102,382	7,014,191

		280,644,072

Paper & Forest Products (0.2%)
International Paper Co.	86,564	2,016,941
MeadWestvaco Corp.	37,624	896,956
Weyerhaeuser Co.	43,819	2,240,904

		5,154,801

Personal Products (0.2%)
Avon Products, Inc.	86,077	3,100,493
Estee Lauder Cos., Inc. (The), Class A	20,999	975,404

		4,075,897

Pharmaceuticals (6.0%)
Abbott Laboratories	308,234	16,327,155
Allergan, Inc.	61,758	3,214,504
Barr Pharmaceuticals, Inc.*	23,072	1,040,086
Bristol-Myers Squibb Co.	396,529	8,140,740
Eli Lilly & Co.	198,169	9,147,481
Forest Laboratories, Inc.*	60,828	2,113,165
Johnson & Johnson	562,730	36,206,048
King Pharmaceuticals, Inc.*	42,305	442,933
Merck & Co., Inc.	428,645	16,155,630
Mylan, Inc.*(a)	63,667	768,461
Pfizer, Inc.	1,350,951	23,601,114
Schering-Plough Corp.	320,184	6,304,423
Watson Pharmaceuticals, Inc.*	18,644	506,557
Wyeth	266,779	12,794,721

		136,763,018

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co., Class A	18,297	623,196
AvalonBay Communities, Inc.	16,183	1,442,876
Boston Properties, Inc.	24,518	2,212,014
Developers Diversified Realty Corp.	24,854	862,682
Equity Residential	55,465	2,122,646
General Growth Properties, Inc.	50,598	1,772,448
HCP, Inc.	46,800	1,488,708
Host Hotels & Resorts, Inc.	106,251	1,450,326
Kimco Realty Corp.	47,370	1,635,212
Plum Creek Timber Co., Inc.	31,389	1,340,624

10 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Real Estate Investment Trusts (REITs) (continued)

ProLogis	53,750	$2,921,313
Public Storage	24,448	1,975,154
Simon Property Group, Inc.	45,256	4,068,062
Vornado Realty Trust	26,792	2,357,696

		26,272,957

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	34,650	665,280

Road & Rail (1.1%)
Burlington Northern Santa Fe Corp.	58,873	5,880,824
CSX Corp.	81,251	5,103,375
Norfolk Southern Corp.	75,477	4,730,144
Ryder System, Inc.	11,771	810,786
Union Pacific Corp.	103,604	7,822,102

		24,347,231

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*(a)	124,014	723,002
Altera Corp.	61,052	1,263,776
Analog Devices, Inc.	58,883	1,870,713
Applied Materials, Inc.	272,532	5,202,636
Broadcom Corp., Class A*	89,918	2,453,862
Intel Corp.	1,143,812	24,569,082
KLA-Tencor Corp.	35,961	1,463,972
Linear Technology Corp.	47,016	1,531,311
LSI Corp.*	126,748	778,233
MEMC Electronic Materials, Inc.*	45,758	2,815,947
Microchip Technology, Inc. (a)	37,700	1,151,358
Micron Technology, Inc.*	154,672	928,032
National Semiconductor Corp.	44,037	904,520
Novellus Systems, Inc.*	20,949	443,909
NVIDIA Corp.*	111,724	2,091,473
Teradyne, Inc.*	29,763	329,477
Texas Instruments, Inc.	265,044	7,463,639
Xilinx, Inc.	56,732	1,432,483

		57,417,425

Software (3.5%)
Adobe Systems, Inc.*	106,780	4,206,064
Autodesk, Inc.*	44,726	1,512,186
BMC Software, Inc.*	38,741	1,394,676
C.A., Inc.	78,994	1,823,972
Citrix Systems, Inc.*	37,388	1,099,581
Compuware Corp*	54,126	516,362
Electronic Arts, Inc.*	64,773	2,877,864
Intuit, Inc.*	64,971	1,791,251
Microsoft Corp.	1,599,451	44,000,897
Novell, Inc.*	71,354	420,275
Oracle Corp.*	792,108	16,634,268
Symantec Corp.*	168,835	3,266,957

		79,544,353

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A	18,331	1,148,987
AutoNation, Inc.*	28,387	284,438
AutoZone, Inc.*	9,390	1,136,284
Bed Bath & Beyond, Inc.*	52,465	1,474,266
Best Buy Co., Inc.	69,547	2,754,061
GameStop Corp., Class A*	33,400	1,349,360
Gap, Inc. (The)	90,723	1,512,352
Home Depot, Inc.	339,902	7,960,505
Lowe’s Cos., Inc.	288,352	5,983,304
Ltd Brands, Inc.	60,836	1,025,087
Office Depot, Inc.*	54,172	592,642
RadioShack Corp.	29,632	363,585
Sherwin-Williams Co. (The)	20,265	930,771
Staples, Inc.	142,505	3,384,494
Tiffany & Co.	25,623	1,044,137
TJX Cos., Inc.	85,557	2,692,479

		33,636,752

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	68,754	1,985,615
Jones Apparel Group, Inc.	20,667	284,171
Liz Claiborne, Inc.	20,232	286,283
Nike, Inc., Class B	76,201	4,542,342
Polo Ralph Lauren Corp.	11,772	739,046
V.F. Corp.	16,137	1,148,632

		8,986,089

Thrifts & Mortgage Finance (0.5%)
Countrywide Financial Corp. (a)	117,282	498,448
Federal National Mortgage Association	209,203	4,081,551
Freddie Mac	127,235	2,086,654
Hudson City Bancorp, Inc.	105,176	1,754,336
MGIC Investment Corp. (a)	22,011	134,487
Sovereign Bancorp, Inc.	86,581	637,236
Washington Mutual, Inc. (a)	215,002	1,059,960

		10,252,672

Tobacco (1.5%)
Altria Group, Inc.	419,693	8,628,888
Lorillard, Inc.*	35,800	2,475,928
Philip Morris International, Inc.	421,193	20,802,722

2008 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Tobacco (continued)

Reynolds American, Inc.	31,636	$1,476,452
UST, Inc.	30,075	1,642,396

		35,026,386

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	13,029	1,065,772

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A*	79,800	3,371,550
Sprint Nextel Corp.	571,193	5,426,333

		8,797,883

Total Common Stocks		2,230,546,475

Repurchase Agreements (4.8%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $46,320,512, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $47,243,825	$46,317,476	46,317,476
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $62,542,131, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $63,788,792	62,538,031	62,538,031

Total Repurchase Agreements		108,855,507

Securities Purchased With Collateral For Securities
On Loan (1.3%)
	Shares or
	Principal Amount	Value

Repurchase Agreement (1.3%)
Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $29,374,986, collateralized by U.S. Government Agency Mortgages ranging 2.64%-15.43%, maturing 12/15/13-05/25/38; total market value of $29,960,405	$29,372,946	$29,373,446

Total Securities Purchased With Collateral For Securities On Loan		29,373,446

Total Investments (Cost $2,611,514,337) (b) — 104.1%		2,368,775,428

Liabilities in excess of other assets — (4.1)%		(92,640,552)

NET ASSETS — 100.0%		$2,276,134,876

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2008.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

At June 30, 2008, the Fund’s open futures contracts were as follows:

			Notional Value
Number of	Long		Covered by	Unrealized
Contracts	Contracts	Expiration	Contracts	(Depreciation)

144	S&P 500 Futures	09/18/08	$46,119,600	$(2,252,954)

See accompanying notes to financial statements.

12 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT S&P 500
Index Fund

Assets:
Investments, at value (cost $2,473,285,884)*	$2,230,546,475
Repurchase agreements, at cost and value†	138,228,953

Total Investments	2,368,775,428

Interest and dividends receivable	2,993,783
Receivable for capital shares issued	166,289
Receivable for investments sold	619,483
Receivable for variation margin on futures contracts	39,956
Prepaid expenses and other assets	199,030

Total Assets	2,372,793,969

Liabilities:
Cash overdraft	138,740
Payable for investments purchased	66,303,369
Payable upon return of securities loaned (Note 2)	29,373,446
Payable for capital shares redeemed	418,384
Accrued expenses and other payables:
Investment advisory fees	237,015
Fund administration and transfer agent fees	112,515
Administrative services fees	28,352
Custodian fees	14,853
Trustee fees	16,320
Compliance program costs (Note 3)	3,840
Other	12,259

Total Liabilities	96,659,093

Net Assets	$2,276,134,876

Represented by:
Capital	$2,584,066,634
Accumulated net investment income	860,192
Accumulated net realized losses from investment and futures transactions	(64,529,442)
Net unrealized (depreciation) from investments and futures	(244,262,508)

Net Assets	$2,276,134,876

Net Assets:
Class IV Shares	213,284,855
Class Y Shares	2,062,850,021

Total	$2,276,134,876

Shares outstanding (unlimited number of shares authorized):
Class IV Shares	23,953,949
Class Y Shares	231,755,042

Total	255,708,991

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class IV Shares	$8.90
Class Y Shares	$8.90

*	Includes value of securities on loan of $34,221,934.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $29,373,446.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT S&P 500
Index Fund

INVESTMENT INCOME:
Interest income	$1,009,545
Dividend income	23,411,040
Income from securities lending (Note 2)	170,218

Total Income	24,590,803

Expenses:
Investment advisory fees	1,456,811
Fund administration and transfer agent fees	565,517
Administrative services fees Class IV Shares	148,976
Custodian fees	72,829
Trustee fees	57,467
Compliance program costs (Note 3)	1,867
Other	253,562

Total expenses before earnings credit	2,557,029
Earnings credit (Note 6)	(13,099)

Net Expenses	2,543,930

Net Investment Income	22,046,873

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(1,116,306)
Net realized losses from futures transactions	(7,593,610)

Net realized losses from investment and futures transactions	(8,709,916)
Net change in unrealized appreciation/(depreciation) from investments and futures	(312,567,294)

Net realized/unrealized losses from investments and futures	(321,277,210)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(299,230,337)

See accompanying notes to financial statements.

14 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$22,046,873	$34,627,609
Net realized gains (losses) from investment and futures transactions	(8,709,916)	5,991,278
Net change in unrealized appreciation/(depreciation) from investments and futures	(312,567,294)	16,404,467

Change in net assets resulting from operations	(299,230,337)	57,023,354

Distributions to Shareholders From:
Net investment income:
Class IV	(2,001,318)	(4,269,811)
Class Y (a)	(19,496,073)	(30,054,955)

Change in net assets from shareholder distributions	(21,497,391)	(34,324,766)

Change in net assets from capital transactions	123,857,380	1,896,969,783

Change in net assets	(196,870,348)	1,919,668,371

Net Assets:
Beginning of period	2,473,005,224	553,336,853

End of period	$2,276,134,876	$2,473,005,224

Accumulated net investment income at end of period	$860,192	$310,710

CAPITAL TRANSACTIONS:
Class IV Shares
Proceeds from shares issued	$3,379,633	$8,824,825
Dividends reinvested	2,001,318	4,269,786
Cost of shares redeemed	(15,603,134)	(37,367,441)

	(10,222,183)	(24,272,830)

Class Y Shares (a)
Proceeds from shares issued	220,735,362	547,877,576
Issued from in-kind transactions	–	1,387,369,746
Dividends reinvested	19,495,856	30,054,335
Cost of shares redeemed	(106,151,655)	(44,059,044)

	134,079,563	1,921,242,613

Change in net assets from capital transactions	$123,857,380	$1,896,969,783

SHARE TRANSACTIONS:
Class IV Shares
Issued	358,999	858,556
Reinvested	215,625	412,393
Redeemed	(1,645,467)	(3,636,349)

	(1,070,843)	(2,365,400)

See accompanying notes to financial statements.

2008 Semiannual Report 15

Statements of Changes in Net Assets (Continued)

	NVIT S&P 500 Index Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class Y Shares (a)
Issued	23,734,846	52,739,732
Issued from in-kind transactions	–	137,091,872
Reinvested	2,102,691	2,877,284
Redeemed	(11,183,610)	(4,231,266)

	14,653,927	188,477,622

Total change in shares	13,583,084	186,112,222

(a)	Effective May 1, 2008, Class ID was renamed Class Y.

See accompanying notes to financial statements.

16 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT S&P 500 Index Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset			at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total		Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)		(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class IV Shares
Six Months Ended June 30, 2008 (Unaudited)	$10.22	0.08	(1.32)	(1.24)	(0.08)	(0.08)	$8.90	(12.14%	)	$213,285	0.34%	1.80%	0.34%	1.27%
Year Ended December 31, 2007	$9.88	0.19	0.32	0.51	(0.17)	(0.17)	$10.22	5.11%		$255,677	0.32%	1.77%	0.32%	4.93%
Year Ended December 31, 2006	$8.71	0.17	1.15	1.32	(0.15)	(0.15)	$9.88	15.32%		$270,585	0.31%	1.80%	0.38%	5.40%
Year Ended December 31, 2005	$8.45	0.14	0.26	0.40	(0.14)	(0.14)	$8.71	4.75%		$265,571	0.28%	1.58%	0.47%	4.29%
Year Ended December 31, 2004	$7.85	0.14	0.68	0.82	(0.22)	(0.22)	$8.45	10.59%		$286,933	0.28%	1.74%	0.43%	3.10%
Year Ended December 31, 2003 (e)	$6.24	0.11	1.63	1.74	(0.13)	(0.13)	$7.85	28.33%		$281,115	0.28%	1.51%	0.47%	2.41%

Class Y Shares (f)
Six Months Ended June 30, 2008 (Unaudited)	$10.21	0.09	(1.31)	(1.22)	(0.09)	(0.09)	$8.90	(12.00%	)	$2,062,850	0.21%	1.93%	0.21%	1.27%
Year Ended December 31, 2007	$9.88	0.18	0.33	0.51	(0.18)	(0.18)	$10.21	5.13%		$2,217,328	0.20%	1.87%	0.20%	4.93%
Period Ended December 31, 2006 (g) (h)	$9.15	0.13	0.72	0.85	(0.12)	(0.12)	$9.88	9.42%		$282,751	0.23%	1.99%	0.23%	5.40%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	The NVIT S&P 500 Index Fund retained the history of Market Street Equity 500 Index Fund and the existing shares of the fund were designated Class IV Shares.
(f)	Effective May 1, 2008, Class ID was renamed Class Y.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(h)	Net investment income (loss) is based on average shares outstanding during the period.

See accompanying notes to financial statements.

2008 Semiannual Report 17

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT S&P 500 Index Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will

18 Semiannual Report 2008

involve an events occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

		Level 2 – Other Significant		Level 3 – Significant
Level 1 – Quoted Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$2,230,546,475	$(2,252,954)	$138,228,453	$–	$–	$–	$2,368,774,928	$(2,252,954)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

20 Semiannual Report 2008

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$34,221,934	$36,279,956	*

*	Includes $6,906,510 of collateral in the form of U.S. Government securities, interest rates ranging from 2.64% to 15.43%, and maturity dates ranging from 12/15/13 to 05/25/38.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a

22 Semiannual Report 2008

liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Total Fees

Up to $1.5 billion	0.13%

$1.5 billion up to $3 billion	0.12%

$3 billion or more	0.11%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $209,978 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.23% for all classes of shares until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, pursuant to the Expense Limitation Agreement, at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made,(as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the

2008 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

Amount	Amount	Amount	Six Months
Fiscal Year	Fiscal Year	Fiscal Year	Ended
2005	2006	2007	June 30, 2008

$500,657	$209,099	$—	$—

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.20% of the daily average net assets of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $157,233 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $1,867.

24 Semiannual Report 2008

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $571,630,892 and sales of $28,664,349.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2008 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Other

During the six months ended June 30, 2008, the NVIT S&P 500 Index Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Conservative Fund and NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$2,641,874,068	$173,980,607	$(447,079,747)	$(273,099,140)

26 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

28 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 29

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

30 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 31

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

32 Semiannual Report 2008

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that, although performance had been disappointing, the Fund recently had been launched, and recently had had a change in subadviser. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to improve the performance of this recently-launched Fund, and the recent change in subadviser, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was low. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were low, and the Adviser agreed to maintain the expense cap at 23 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 33

Van Kampen NVIT Multi-Sector Bond Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

19	Statement of Assets and Liabilities

20	Statement of Operations

21	Statement of Changes in Net Assets

22	Financial Highlights

23	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MSB (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Van Kampen NVIT Multi Sector Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Van Kampen NVIT Multi Sector Bond Fund			01/01/08	06/30/08	01/01/08 - 06/30/08(a)	01/01/08 - 06/30/08(a)

Class I	Actual		1,000.00	926.80	4.55	0.95
	Hypothetical	(b)	1,000.00	1,020.14	4.77	0.95

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Van Kampen NVIT Multi Sector Bond Fund
June 30, 2008 (Unaudited)

Asset Allocation

Corporate Bonds	27.4%
Asset-Backed Securities	22.4%
U.S. Government Sponsored & Agency Obligations	18.1%
Sovereign Bonds	15.7%
U.S. Government Sponsored Mortgage-Backed Obligations	9.2%
Commercial Mortgage Backed Securities	8.8%
Collateralized Mortgage Obligations	8.0%
Repurchase Agreements	3.6%
Interest Only Bonds	2.6%
Yankee Dollars	2.0%
Options Purchased	0.2%
Other Investments*	1.4%
Liabilities in excess of other assets**	-19.4%

100.0%

Top Industries

Home Equity Loans	19.8%
Other Financial	6.9%
Media	1.9%
Oil, Gas, & Consumable Fuels	1.8%
Auto Loans	1.7%
Telecommunications	1.5%
Electric Power	1.4%
Hotels, Restaurants & Leisure	1.2%
Electronic Equipment & Instruments	1.1%
Banks	1.1%
Other	61.6%

100.0%

Top Holdings***

Federal Home Loan Mortgage Corp. 5.00%, 07/15/37	4.4%
Federal National Mortgage Association TBA, 5.50%, 07/15/37	3.6%
Freddie Mac Gold, Pool # C02851, 5.50%, 05/01/37	3.4%
Federal Home Loan Mortgage Corp. 6.00%, 07/15/37	3.3%
Bundesrepublik Deutschland (EUR), 5.63%, 01/04/28	3.3%
U.S. Treasury Bond, 4.50%, 02/15/36	2.7%
Government National Mortgage Association, 6.10%, 06/20/38	2.1%
Spain Government Bond (EUR) 5.15%, 07/30/09	1.8%
U.S. Treasury Notes, 4.75%, 02/15/37	1.3%
Federal National Mortgage Association 5.00%, 07/17/37	1.2%
Other	72.9%
100.0%

*	Includes value of collateral received from securities lending

**	Includes value of collateral owed from securities lending

***	For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund

Corporate Bonds (27.4%)
	Principal
	Amount	Value

Auto Components (0.1%)
ArvinMeritor, Inc., 8.75%, 03/01/12	$225,000	$198,000

Automobiles (0.1%)
Daimler Finance North America LLC, 8.50%, 01/18/31	180,000	208,119

Banks (1.1%)
Bank of America Corp.
5.75%, 12/01/17	50,000	46,956
5.65%, 05/01/18	525,000	490,133
Bank One Corp., 6.00%, 02/17/09	95,000	95,560
Citigroup, Inc., 7.34%, 02/24/10 (a)	257,000	260,984
Credit Suisse New York, 6.00%, 02/15/18	385,000	370,723
JPMorgan Chase & Co., 7.00%, 11/15/09	240,000	245,318
UBS AG, 9.27%, 04/09/09 (a) (b)	37,900,000	298,367
Wachovia Corp., 5.50%, 05/01/13	335,000	320,629

		2,128,670

Beverages (0.1%) (a)
Dr Pepper Snapple Group, Inc., 6.82%, 05/01/18	135,000	135,557

Capital Markets (0.9%)
Bear Stearns Cos., Inc. (The), 5.55%, 01/22/17	260,000	240,299
Goldman Sachs Group, Inc. (The)
6.15%, 04/01/18	180,000	174,629
6.75%, 10/01/37	355,000	324,735
Lehman Brothers Holdings, Inc.
5.75%, 01/03/17	150,000	132,370
6.50%, 07/19/17	215,000	198,901
6.88%, 07/17/37	350,000	301,279
NYSE Euronext, Inc., 4.80%, 06/28/13	155,000	152,867
Systems 2001 AT LLC, 6.66%, 09/15/13 (a)	235,045	242,002

		1,767,082

Chemicals (0.3%)
Innophos, Inc., 8.88%, 08/15/14	430,000	430,000
Koppers, Inc., 9.88%, 10/15/13	47,000	49,350
Nalco Co., 7.75%, 11/15/11	165,000	165,000

		644,350

Commercial Services & Supplies (0.2%)
Iron Mountain, Inc.
8.63%, 04/01/13	195,000	195,975
7.75%, 01/15/15	180,000	179,100

		375,075

Computers & Peripherals (0.2%)
Dell, Inc., 5.65%, 04/15/18 (a)	225,000	217,119
Hewlett-Packard Co., 5.50%, 03/01/18	130,000	127,323

		344,442

Construction & Engineering (0.1%)
Pulte Homes, Inc., 6.38%, 05/15/33	190,000	147,250

Consumer Goods (0.1%) (c)
Johnsondiversey, Inc., 9.63%, 05/15/12	180,000	181,800

Containers & Packaging (0.1%)
Owens-Illinois, Inc., 7.50%, 05/15/10	230,000	234,025

Diversified Financial Services (1.1%) (a)
CDX North America High Yield, 8.75%, 12/29/12	2,277,000	2,103,379

Electric Power (1.4%)
AES Corp., 8.00%, 06/01/20 (a)	435,000	419,775
Arizona Public Service Co., 5.80%, 06/30/14	250,000	237,531
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	260,000	268,333
Consumers Energy Co., 4.80%, 02/17/09	210,000	210,602
Detroit Edison Co. (The), 6.13%, 10/01/10	200,000	208,149
Entergy Gulf States, Inc. (d)
3.43%, 12/08/08 (a)	123,000	122,920
3.08%, 12/01/09	105,000	103,791
Ohio Power Co., Series K, 6.00%, 06/01/16	225,000	223,201
Peco Energy Co., 5.35%, 03/01/18	165,000	161,484
Texas Competitive Electric Holdings Co. LLC (a)
10.25%, 11/01/15	470,000	460,600
10.25%, 11/01/15	180,000	176,400

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal
	Amount	Value

Electric Power (continued)

Union Electronic Co., 6.70%, 02/01/19	$100,000	$101,292

		2,694,078

Electronic Equipment & Instruments (1.1%)
Freescale Semiconductor, Inc., 8.88%, 12/15/14	535,000	434,688
General Electric Co., 5.25%, 12/06/17	1,190,000	1,143,985
KLA Instruments Corp., 6.90%, 05/01/18	200,000	196,073
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	230,000	225,336
Xerox Corp., 6.35%, 05/15/18	180,000	177,678

		2,177,760

Food & Staples Retailing (0.7%)
CVS Caremark Corp.
5.75%, 08/15/11	65,000	66,600
5.75%, 06/01/17	100,000	98,355
CVS Pass-Through Trust, 6.04%, 12/10/28 (a)	415,356	385,670
Delhaize America, Inc., 9.00%, 04/15/31	356,000	419,084
Kroger Co. (The)
5.00%, 04/15/13	70,000	68,854
6.40%, 08/15/17	100,000	101,996
Rite Aid Corp., 8.63%, 03/01/15	420,000	278,250

		1,418,809

Food Products (0.7%)
ConAgra Foods, Inc.
7.00%, 10/01/28	150,000	154,420
8.25%, 09/15/30	100,000	115,839
Kraft Foods, Inc., 6.13%, 08/23/18	135,000	130,737
Michael Foods, Inc., 8.00%, 11/15/13	120,000	118,200
Pilgrim’s Pride Corp., 7.63%, 05/01/15	1,020,000	838,950
Smithfield Foods, Inc., 8.00%, 10/15/09	90,000	89,550

		1,447,696

Health Care Providers & Services (1.0%)
Baxter International, Inc.
4.63%, 03/15/15	135,000	128,467
5.38%, 06/01/18	45,000	44,470
Biomet, Inc., 10.38%, 10/15/17 (a)	115,000	121,900
HCA, Inc.
6.25%, 02/15/13	345,000	299,287
5.75%, 03/15/14	185,000	154,012
7.69%, 06/15/25	370,000	302,574
Invacare Corp., 9.75%, 02/15/15	80,000	80,000
Sun Healthcare Group, Inc., 9.13%, 04/15/15	265,000	265,000
Tenet Healthcare Corp.
7.38%, 02/01/13	510,000	479,400
9.88%, 07/01/14	65,000	65,325

		1,940,435

Hotels, Restaurants & Leisure (1.2%)
ARAMARK Corp.
5.00%, 06/01/12 (c)	210,000	183,750
6.37%, 02/01/15 (d)	50,000	46,750
8.50%, 02/01/15	60,000	58,800
Harrah’s Operating Co., Inc., 5.38%, 12/15/13	495,000	303,187
Isle of Capri Casinos, Inc., 7.00%, 03/01/14	555,000	391,275
Las Vegas Sands Corp., 6.38%, 02/15/15 (c)	550,000	467,500
MGM Mirage, 6.00%, 10/01/09	300,000	295,125
Starwood Hotels & Resort Worldwide, Inc., 6.75%, 05/15/18	85,000	80,161
Station Casinos, Inc., 6.00%, 04/01/12	340,000	270,300
Yum! Brands, Inc., 8.88%, 04/15/11	295,000	318,865

		2,415,713

Industrial Conglomerates (0.2%)
Glatfelter, 7.13%, 05/01/16	65,000	63,700
Graphic Packaging International Corp., 9.50%, 08/15/13 (c)	165,000	157,575
Honeywell International, Inc., 5.30%, 03/01/18	140,000	137,912

		359,187

Information Technology Services (0.2%)
Fiserv, Inc., 6.80%, 11/20/17	190,000	192,211
Lender Processing Services, Inc., 8.13%, 07/01/16 (a)	40,000	40,050
Oracle Corp., 5.75%, 04/15/18	265,000	264,773

		497,034

6 Semiannual Report 2008

Corporate Bonds (continued)
	Principal
	Amount	Value

Insurance (0.7%)
ACE INA Holdings, Inc., 5.60%, 05/15/15	$135,000	$130,011
AXA Financial, Inc., 7.75%, 08/01/10	460,000	484,990
Chubb Corp., 5.75%, 05/15/18	45,000	43,615
Farmers Insurance Exchange, 8.63%, 05/01/24 (a)	250,000	261,476
Muenchener Rueckversicherungs AG (EUR), 6.75%, 06/21/23	130,000	202,196
UnitedHealth Group, Inc., 6.00%, 02/15/18	240,000	232,160

		1,354,448

Internet Software & Services (0.1%)
Exodus Communications, Inc., 0.00%, 07/15/10 (f)(g)	124,113	0
Expedia, Inc., 8.50%, 07/01/16	160,000	156,400
Rhythms Netconnections, 0.00%, 02/15/10 (f)(g)	366,692	0

		156,400

Machinery (0.2%)
Cooper Industries, Inc., 5.25%, 11/15/12	205,000	205,859
Parker-Hannifin Corp., 5.50%, 05/15/18	135,000	135,424

		341,283

Manufacturing (0.3%)
Berry Plastics Corp., 8.88%, 09/15/14	685,000	592,525

Media (1.9%)
Cablevision Systems Corp., 7.13%, 04/01/09 (d)	290,000	290,000
Comcast Cable Communications LLC, 6.75%, 01/30/11	300,000	310,793
Cox Communications, Inc., 6.25%, 06/01/18 (a)	100,000	97,619
Echostar DBS Corp.
6.38%, 10/01/11	550,000	530,750
6.63%, 10/01/14	60,000	55,500
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	205,000	177,325
Time Warner Cable, Inc., 6.75%, 07/01/18	200,000	201,326
Time Warner, Inc., 2.92%, 11/13/09 (d)	645,000	626,799
Univision Television Group, Inc., 9.75%, 03/15/15 (a)	240,000	176,400
Valassis Communications, Inc., 8.25%, 03/01/15	480,000	435,600
Viacom, Inc., 6.88%, 04/30/36	380,000	356,853
Vivendi, 6.63%, 04/04/18 (a)	425,000	421,848

		3,680,813

Metals & Mining (0.1%)
ArcelorMittal, 6.13%, 06/01/18 (a)	200,000	195,451
Foundation PA Coal Co., 7.25%, 08/01/14	50,000	50,000
Murrin Murrin Holdings Ltd., 9.38%, 08/31/07 (f)(g)	125,000	0

		245,451

Multi-Utilities (0.2%)
Texas Eastern Transmission LP, 7.00%, 07/15/32	215,000	215,490
Williams Cos., 7.88%, 09/01/21	255,000	270,300

		485,790

Multiline Retail (0.1%)
Wal-Mart Stores, Inc., 4.25%, 04/15/13	230,000	228,712

Oil, Gas & Consumable Fuels (1.8%)
CenterPoint Energy Resources Corp.
Series B,
7.88%, 04/01/13	45,000	48,173
6.25%, 02/01/37	70,000	62,113
Chaparral Energy, Inc., 8.88%, 02/01/17	210,000	182,175
Cie Generale de Geophysique, 7.50%, 05/15/15	40,000	39,900
ConocoPhillips, 5.20%, 05/15/18	170,000	167,538
Equitable Resources, Inc., 6.50%, 04/01/18	230,000	230,332
Helix Energy Solutions Group, Inc., 9.50%, 01/15/16 (a)	385,000	394,625
Husky Oil Co., 8.90%, 08/15/28	525,000	527,954
Marathon Oil Corp.
6.00%, 10/01/17	185,000	183,944
5.90%, 03/15/18	145,000	143,302
Pacific Energy Partners LP, 7.13%, 06/15/14	150,000	151,263
Petro-Canada, 6.05%, 05/15/18	45,000	44,347

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal
	Amount	Value

Oil, Gas & Consumable Fuels (continued)

Plains All American Pipeline LP, 6.70%, 05/15/36	$230,000	$218,870
Questar Market Resources, Inc., 6.80%, 04/01/18	270,000	263,813
Sandridge Energy, Inc., 8.63%, 04/01/15	325,000	333,125
Weatherford International Ltd., 6.00%, 03/15/18	140,000	138,169
XTO Energy, Inc., 5.50%, 06/15/18	570,000	544,339

		3,673,982

Other Financial (6.9%)
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11 (a)	395,000	401,146
Alfa MTN Invest Ltd., 9.25%, 06/24/13 (a)	150,000	150,188
American General Finance Corp., 4.63%, 05/15/09	95,000	94,237
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16 (a)	115,000	115,000
Bershire Hathaway Finance Corp., 5.40%, 05/15/18 (a)	205,000	204,888
Brookfield Asset Management, Inc.
7.13%, 06/15/12	250,000	252,451
5.80%, 04/25/17	95,000	84,834
CCH I Holdings LLC, 11.00%, 10/01/15 (c)	210,000	155,663
Dex Media West LLC, 9.88%, 08/15/13	75,000	67,500
Farmers Exchange Capital, 7.05%, 07/15/28 (a)	285,000	260,518
FBG Finance Ltd., 5.13%, 06/15/15 (a)	250,000	235,971
First Data Corp., 9.88%, 09/24/15 (a)	640,000	556,800
Ford Motor Credit Co., 7.25%, 10/25/11	1,470,000	1,139,193
Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	95,000	98,325
Gaz Capital for Gazprom
6.21%, 11/22/16 (a)	310,000	289,633
8.63%, 04/28/34	53,000	57,730
General Electric Capital Corp.
4.25%, 12/01/10	100,000	101,013
5.63%, 05/01/18	505,000	488,363
General Motors Acceptance Corp., 6.88%, 09/15/11	1,615,000	1,160,494
Glaxosmithkline Capital, Inc., 5.65%, 05/15/18	140,000	139,465
Harley-Davidson Funding Corp., 6.80%, 06/15/18 (a)	155,000	153,145
Hilcorp Energy I LP, 7.75%, 11/01/15 (a)	230,000	220,800
HSBC Finance Corp., 6.50%, 05/05/09	140,000	220,976
ICI Wilmington, Inc., 4.38%, 12/01/08	115,000	115,168
John Hancock Global Funding II, Series II, 7.90%, 07/02/10 (a)	155,000	165,112
Kazmuaigaz Finance Sub, 9.13%, 07/02/18 (a)	400,000	397,500
Koppers Holdings, Inc. 0.00%, 11/15/14	255,000	230,775
Mantis Reef Ltd., 4.69%, 11/14/08 (a)	425,000	423,372
Nisource Finance Corp.
3.21%, 11/23/09 (d)	120,000	116,656
7.88%, 11/15/10	440,000	456,287
6.80%, 01/15/19	135,000	132,388
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (a)	155,000	151,900
Pearson Dollar Finance Two PLC, 6.25%, 05/06/18 (a)	100,000	98,849
Pemex Project Funding Master Trust
4.08%, 06/15/10 (d) (a)	570,000	572,280
5.75%, 03/01/18 (a)	1,000,000	987,500
8.63%, 12/01/23	250,000	310,000
Pemex Project Funding Master Trust (EUR), 6.63%, 04/04/10	250,000	397,080
Prudential Financial, Inc., 6.63%, 12/01/37	170,000	160,472
Qwest Capital Funding, Inc., 7.25%, 02/15/11	330,000	320,100
Residential Capital LLC, 9.63%, 05/15/15 (a)	160,000	77,600
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	120,000	120,364
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.18%, 05/16/13 (a)	280,000	280,350
Slm Corp., 8.45%, 06/15/18	285,000	273,411
Sprint Capital Corp.
6.90%, 05/01/19	65,000	57,038
8.75%, 03/15/32	200,000	190,500
Telecom Italia Capital SA
4.00%, 11/15/08	110,000	109,984
4.00%, 01/15/10	195,000	192,378
Telefonica Europe BV, 8.25%, 09/15/30	220,000	252,550
VimpelCom, 9.13%, 04/30/18 (a)	195,000	191,831

8 Semiannual Report 2008

Corporate Bonds (continued)
	Principal
	Amount	Value

Other Financial (continued)

Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	$200,000	$210,000

		13,639,778

Other Utility (0.1%)
National Grid PLC (EUR), 5.00%, 07/02/18	110,000	154,387

Paper & Forest Products (0.3%)
Nine Dragons Paper Holdings Ltd., 7.88%, 04/29/13 (a)	300,000	294,544
Pindo Deli Finance BV (a)
4.93%, 04/28/15 (d)	46,182	35,098
4.93%, 04/28/18 (d)	223,449	82,676
0.00%, 04/28/25	901,231	54,074
Tjiwi Kimia Finance BV
4.93%, 04/28/15 (d)	135,195	102,748
4.93%, 04/28/18 (d) (a)	91,531	32,951
0.00%, 04/28/27 (a)	473,111	28,387

		630,478

Pharmaceuticals (0.6%)
Amgen, Inc., 5.85%, 06/01/17	60,000	59,098
Biogen Idec, Inc., 6.88%, 03/01/18	220,000	225,350
Hospira, Inc., 3.18%, 03/30/10 (d)	490,000	475,066
Medco Health Solutions, Inc., 7.13%, 03/15/18	195,000	202,506
Wyeth
5.50%, 02/15/16	50,000	50,252
5.45%, 04/01/17	140,000	138,075

		1,150,347

Real Estate Investment Trusts (REITs) (0.6%)
Capmark Financial Group, Inc.
5.88%, 05/10/12	945,000	666,614
6.30%, 05/10/17	85,000	54,945
ProLogis, 6.63%, 05/15/18	55,000	54,178
World Financial Properties, 6.91%, 09/01/13 (a)	415,182	414,690

		1,190,427

Real Estate Management & Development (0.1%) (c)
Realogy Corp., 10.50%, 04/15/14	215,000	149,425

Specialty Retail (0.4%)
Home Depot, Inc.
2.90%, 12/16/09 (d)	320,000	311,677
5.40%, 03/01/16	205,000	188,242
Sonic Automotive, Inc., 8.63%, 08/15/13	335,000	309,875

		809,794

Technology (0.1%)
Intergas Finance BV, 6.38%, 05/14/17	250,000	222,813

Telecommunications (1.5%)
American Tower Corp.
7.50%, 05/01/12	275,000	277,750
7.13%, 10/15/12	100,000	101,000
AT&T Corp., 8.00%, 11/15/31 (d)	295,000	338,661
AT&T, Inc., 6.15%, 09/15/34	140,000	130,812
Axtel SAB de CV, 11.00%, 12/15/13	225,000	239,625
Deutsche Telekom International Finance BV (EUR), 8.13%, 05/29/12	160,000	267,185
DIRECTV Holding LLC, 7.63%, 05/15/16 (a)	405,000	398,925
France Telecom SA (EUR), 8.13%, 01/28/33	90,000	168,479
Idearc, Inc., 8.00%, 11/15/16	825,000	518,719
Qwest Communications International, Inc., 6.18%, 02/15/09 (d)	150,000	149,250
Qwest Corp., 5.63%, 11/15/08	45,000	44,888
Sprint Nextel Corp., 6.00%, 12/01/16	110,000	94,600
Verizon Communications, Inc., 5.50%, 02/15/18	100,000	95,131
Verizon New England, Inc., 6.50%, 09/15/11	10,000	10,278
Virgin Media Finance PLC
8.75%, 04/15/14	75,000	70,500
9.13%, 08/15/16	100,000	93,750

		2,999,553

Textiles, Apparel & Luxury Goods (0.1%)
Interface, Inc.
10.38%, 02/01/10	60,000	63,000
9.50%, 02/01/14	225,000	232,875
Propex, Inc., 10.00%, 12/01/12	385,000	3,850

		299,725

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal
	Amount	Value

Tobacco (0.3%)
Philip Morris International, Inc., 5.65%, 05/16/18	$215,000	$208,972
Reynolds American, Inc., 6.50%, 07/15/10	350,000	355,250

		564,222

Transportation (0.1%)
CHC Helicopter Corp., 7.38%, 05/01/14	220,000	228,250

Wireless Telecommunication Services (0.0%) (f)(g)
Nextlink Communications, Inc.
0.00%, 06/01/09	350,000	0
0.00%, 06/01/09	500,000	0

		0

Total Corporate Bonds		54,217,064

Asset-Backed Securities (22.4%)

Auto Loans (1.7%) (d)
Capital Auto Receivables Asset Trust
2.53%, 07/15/10	1,650,000	1,643,678
2.53%, 05/15/11	1,746,036	1,740,398

		3,384,076

Credit Card Receivables (0.4%)
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	835,000	824,855

Home Equity Loans (19.8%)
American Home Mortgage Assets (d)
2.62%, 09/25/46	1,193,603	642,421
2.58%, 10/25/46	1,623,721	1,159,154
2.52%, 03/25/47	1,360,079	952,317
American Home Mortgage Investment Trust (d)
Series 2004-1 Class 1A
2.74%, 04/25/44	152,971	152,500
2.58%, 03/25/46	1,211,198	669,557
Argent Securities, Inc., 2.44%, 10/25/36 (d)	710,576	690,577
Bear Stearns Asset Backed Securities Trust, 2.61%, 03/25/35 (d)	26,828	26,805
Bear Stearns Mortgage Funding Trust (d)
2.64%, 07/25/36	1,017,305	657,479
2.55%, 12/25/36	1,023,394	741,731
2.53%, 03/25/37	1,346,319	961,440
2.56%, 03/25/37	1,498,705	889,750
Countrywide Alternative Loan Trust (d)
5.49%, 02/25/36	1,775,687	959,279
2.66%, 07/25/46	706,038	384,175
2.70%, 07/25/46	407,933	157,439
2.58%, 10/25/46	907,645	641,977
1.37%, 02/25/47	12,181,442	139,745
2.53%, 04/25/47	1,356,197	952,453
1.54%, 05/25/47	6,065,460	106,037
Countrywide Asset-Backed Certificates, 2.54%, 05/25/36 (d)	110,428	108,737
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (d)
2.54%, 02/25/47	1,443,888	1,008,488
4.03%, 02/25/47	580,188	261,084
Downey Savings & Loan Association Mortgage Loan Trust (d)
2.68%, 11/19/37	1,224,753	855,833
4.73%, 04/19/47	1,110,934	1,059,143
First Franklin Mortgage Loan Asset Backed Certificates, 2.44%, 07/25/36 (d)	478,318	472,661
Fremont Home Loan Trust, 2.44%, 10/25/36 (d)	791,419	743,659
Greenpoint Mortgage Funding Trust, 2.71%, 03/25/36 (d)	892,427	493,374
GSAMP Trust, 2.46%, 01/25/37 (d)	720,960	695,928
GSR Mortgage Loan Trust, 2.58%, 08/25/46 (d)	1,115,727	804,113
Harborview Mortgage Loan Trust (d)
2.73%, 08/21/36	1,125,541	642,895
2.66%, 11/19/36	1,358,395	955,958
2.69%, 11/19/36	1,323,019	932,119
2.68%, 10/19/37	636,720	439,630
2.73%, 10/19/37	939,162	506,833
2.67%, 01/19/38	1,499,968	1,070,738
2.68%, 03/19/38	1,504,313	840,876
2.63%, 04/19/38	1,733,656	1,211,067
Indymac Index Mortgage Loan Trust (d)
2.51%, 07/25/46	1,199,642	1,144,342
2.64%, 06/25/47	1,185,821	656,960
Luminent Mortgage Trust, 2.59%, 10/25/46 (d)	797,798	572,333
Nationstar Home Equity Loan Trust, 3.09%, 09/25/36 (d)	218,604	216,887
Newcastle Mortgage Securities Trust, 2.52%, 04/25/37 (d)	657,700	575,658
Residential Accredit Loans, Inc. (d)
2.58%, 12/25/36	1,181,512	852,217
2.55%, 01/25/37	1,499,346	1,154,781

10 Semiannual Report 2008

Asset-Backed Securities (continued)
	Principal
	Amount	Value

Home Equity Loans (continued)

2.55%, 02/25/37	$1,084,498	$743,470
2.59%, 06/25/37	2,315,822	1,587,878
Residential Asset Mortgage Products, Inc., 2.46%, 08/25/36 (d)	513,795	506,249
Residential Asset Securities Corp., 2.47%, 10/25/36 (d)	545,673	535,280
Securitized Asset Backed Receivables LLC Trust
5.43%, 11/25/36	938,036	914,193
2.52%, 05/25/37 (d)	906,553	840,890
Soundview Home Equity Loan Trust (d)
2.56%, 01/25/37	591,628	577,955
2.50%, 02/25/37	898,678	817,407
Specialty Underwriting & Residential Finance, 2.51%, 03/25/37 (d)	629,011	602,219
Structured Asset Investment Loan Trust, 3.07%, 11/25/33 (d)	28,003	25,116
Structured Asset Mortgage Investments, Inc. (d)
2.70%, 02/25/36	756,441	415,729
2.62%, 07/25/36	524,740	283,220
2.67%, 07/25/36	540,641	210,266
2.62%, 08/25/36	943,707	523,002
2.57%, 09/25/47	1,745,559	1,292,179
Terwin Mortgage Trust, 2.50%, 04/25/37 (d)	153,765	152,708

		39,188,911

Student Loans (0.3%) (d)
SLM Student Loan Trust, 2.91%, 10/27/14	666,069	663,817

Utility Loans (0.2%)
TXU Electric Delivery Transition Bond Co. LLC, 4.81%, 11/17/14	300,000	302,391

Total Asset-Backed Securities		44,364,050

Collateralized Mortgage Obligations (8.0%)

American Home Mortgage Assets Trust (d)
2.62%, 05/25/46	1,144,017	668,640
2.58%, 06/25/47	1,738,778	1,215,971
2.69%, 06/25/47	672,328	259,696
American Home Mortgage Investment Trust, 2.58%, 05/25/47 (d)	1,695,324	1,215,424
Banc of America Funding Corp., 2.83%, 09/20/35 (d)	212,070	130,757
Countrywide Alternative Loan Trust (d)
3.47%, 09/25/35	17,631,614	396,711
2.74%, 11/20/35	284,324	256,583
2.86%, 11/20/35	621,313	360,167
3.93%, 02/25/37	5,828,112	203,984
4.16%, 03/20/46	5,028,767	164,969
2.82%, 05/20/46	620,080	237,747
2.78%, 12/20/46	726,081	242,465
3.93%, 12/20/46	18,515,755	712,523
2.76%, 03/20/47	514,400	199,951
4.25%, 03/20/47	9,364,018	402,531
2.68%, 06/25/47	994,607	751,396
2.89%, 06/25/47	740,664	310,524
Deutsche ALT-A Securities NIM Trust, 6.75%, 02/25/47 (d)	131,816	130,060
Government National Mortgage Association, 6.10%, 06/20/38	4,000,000	4,106,250
Harborview Mortgage Loan Trust (d)
2.86%, 11/19/35	512,434	323,482
2.77%, 07/19/45	255,268	187,562
2.71%, 07/19/46	956,248	546,289
Luminent Mortgage Trust, 2.63%, 04/25/36 (d)	672,055	463,248
Residential Accredit Loans, Inc., 2.66%, 02/25/46 (d)	339,742	238,868
Structured Asset Mortgage Investments, Inc., 2.58%, 02/25/36 (d)	331,023	244,762
WaMu Mortgage Pass Through Certificates (d)
2.66%, 04/25/45	416,729	266,901
2.77%, 08/25/45	20,926	20,754
2.65%, 10/25/45	71,477	70,250
2.64%, 12/25/45	160,590	144,324
Washington Mutual Alternative Mortgage Pass-Through Certificates (d)
4.73%, 04/25/46	1,045,650	569,318
4.73%, 04/25/46	946,064	682,462
2.67%, 07/25/46	600,343	234,366

Total Collateralized Mortgage Obligations		15,958,935

2008 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (8.8%)

Banc of America Commercial Mortgage, Inc.
5.75%, 07/10/17 (d)	$1,000,000	$952,203
5.49%, 10/10/17	500,000	464,317
5.41%, 09/10/47 (d)	975,000	926,022
Bear Stearns Commercial Mortgage Securities, 5.71%, 05/11/17 (d)	975,000	927,505
Citigroup Commercial Mortgage Trust, 5.43%, 10/15/49	975,000	924,153
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.89%, 11/15/44 (d)	950,000	905,653
Commercial Mortgage Pass Through Certificates, 6.01%, 12/10/49	1,515,000	1,450,013
Credit Suisse Mortgage Capital Certificates, 5.72%, 06/15/39 (d)	850,000	808,124
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	975,000	908,498
JP Morgan Chase Commercial Mortgage Securities Corp.
5.44%, 06/12/47	1,075,000	999,855
5.94%, 02/12/49 (d)	950,000	903,373
5.82%, 06/15/49 (d)	1,200,000	1,147,840
5.79%, 02/12/51	925,000	877,590
LB Commercial Conduit Mortgage Trust, 5.93%, 07/15/44 (d)	925,000	893,437
LB-UBS Commercial Mortgage Trust, Series 2006, Class A4
5.16%, Series 2006, Class A4, 02/15/31	975,000	917,562
5.43%, Series 2006, Class A4, 02/15/40	975,000	906,532
Wachovia Bank Commercial Mortgage Trust
5.68%, 05/15/46	825,000	777,483
Series 2007-C32, Class A3,
5.74%, 06/15/49 (d)	950,000	901,413
6.10%, 02/15/51 (d)	950,000	916,763

Total Commercial Mortgage Backed Securities		17,508,336

Sovereign Bonds (15.7%)

ARGENTINA (0.1%)
Argentina Government International Bond
8.28%, 12/31/33	335,636	256,426
8.38%, 12/31/33	51,957	33,071
1.38%, 12/15/35 (d)	11	0

		289,497

BRAZIL (1.9%)
Brazilian Government International Bond
10.50%, 07/14/14	180,000	227,700
8.00%, 01/15/18	472,000	524,156
8.88%, 10/14/19	556,000	696,112
8.88%, 04/15/24	470,000	593,375
11.00%, 08/17/40	290,000	383,525
Federative Republic of Brazil, 6.00%, 01/17/17	440,000	448,580
National Development Co., 6.37%, 06/16/18	500,000	497,500
Nota Do Tesouro Nacional (BRL), 10.00%, 01/01/10	631,000	388,823

		3,759,771

CANADA (0.4%)
Canadian Government (CAD), 5.25%, 06/01/12	700,000	731,992

COLOMBIA (0.1%)
Colombia Government International Bond, 11.75%, 02/25/20	100,000	145,000

ECUADOR (0.2%)
Ecuador Government International
9.38%, 12/15/15	200,000	205,481
10.00%, 08/15/30 (d)	290,000	282,750

		488,231

EGYPT (0.1%) (c)
Arab Republic of Egypt, 8.75%, 07/18/12	1,000,000	182,023

GERMANY (3.3%)
Bundesrepublik Deutschland (EUR), 5.63%, 01/04/28	3,820,000	6,496,285

GHANA (0.1%) (a)
Republic of Ghana, 8.50%, 10/04/17	200,000	205,500

INDONESIA (0.3%) (a)
Indonesia Government International Bond, 7.75%, 01/17/38	735,000	690,900

12 Semiannual Report 2008

Sovereign Bonds (continued)
	Principal
	Amount	Value

ITALY (0.1%)
Italy Buoni Poliennali Del Tesoro (EUR), 5.25%, 11/01/29	$120,000	$185,437

IVORY COAST (0.1%)
Ivory Coast Government International Bond, 3.00%, 03/30/18	285,000	110,438

JAPAN (0.2%)
Japan Government Ten Year Bond (JPY), 0.80%, 03/20/13	50,000,000	463,645

MEXICO (1.1%)
Mexican Bonos (MXN)
9.50%, 12/18/14	1,949,000	193,218
8.00%, 12/17/15	3,755,000	342,545
Mexico Government International Bond
8.38%, 01/14/11	710,000	776,385
7.50%, 01/14/12	380,000	413,060
5.63%, 01/15/17	396,000	400,158

		2,125,366

PERU (0.8%)
Peruvian Government International Bond
9.88%, 02/06/15	288,000	352,368
8.38%, 05/03/16	120,000	139,080
8.75%, 11/21/33	667,000	857,095
Republic of Peru, 6.55%, 03/14/37	270,000	273,375

		1,621,918

PHILIPPINES (0.9%)
Philippine Government International Bond
9.00%, 02/15/13	270,000	296,325
8.88%, 03/17/15	893,000	990,069
9.50%, 02/02/30	500,000	610,625

		1,897,019

RUSSIAN FEDERATION (1.4%)
Russia Government International Bond
11.00%, 07/24/18	46,000	64,514
12.75%, 06/24/28	960,000	1,711,296
7.50%, 03/31/30 (d)	398,874	447,580
Russian Ministry of Finance, 3.00%, 05/14/11 (c)	530,000	505,610

		2,729,000

SPAIN (2.1%)
Spain Government Bond (EUR)
5.15%, 07/30/09	2,250,000	3,555,014
6.15%, 01/31/13	330,000	546,147

		4,101,161

SWEDEN (0.4%)
Sweden Government Bond (SEK), 5.00%, 01/28/09	4,500,000	749,602

TURKEY (1.0%)
Turkey Government International Bond
11.00%, 01/14/13	917,000	1,056,843
6.75%, 04/03/18 (c)	708,000	658,440
11.88%, 01/15/30	156,000	219,180

		1,934,463

UKRAINE (0.1%) (a) (c)
Ukraine Government International Bond, 6.58%, 11/21/16	230,000	204,125

VENEZUELA (1.0%)
Venezuela Government International Bond
10.75%, 09/19/13	640,000	665,600
8.50%, 10/08/14	270,000	254,475
9.25%, 09/15/27	1,106,000	1,037,981

		1,958,056

Total Sovereign Bonds		31,069,429

U.S. Government Sponsored & Agency Obligations (18.1%)

Federal Home Loan Mortgage Corp.
5.00%, 07/15/37	9,150,000	8,766,844
6.00%, 07/15/37	6,500,000	6,565,000
Federal National Mortgage Association
6.50%, 07/15/37	2,250,000	2,316,094
5.00%, 07/17/37	2,400,000	2,373,000
Federal National Mortgage Association TBA, 5.50%, 07/15/37	7,250,000	7,145,781
Freddie Mac Gold Pool, Pool #C69951, 6.50%, 08/01/32	27,163	28,232
U.S. Treasury Bills, 1.72%, 10/09/08 (b)	785,000	781,005
U.S. Treasury Bond, 4.50%, 02/15/36 (c)	5,325,000	5,287,144

2008 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)
	Principal
	Amount	Value

U.S. Treasury Notes, 4.75%, 02/15/37	$2,500,000	$2,581,640

Total U.S. Government Sponsored & Agency Obligations		35,844,740

U.S. Government Sponsored Mortgage-Backed Obligations (9.2%)
	Principal
	Amount	Value

Fannie Mae Pool
Pool #50946, 6.50%, 12/01/23	$20,673	$21,365
Pool # 346286, 6.50%, 05/01/26	59,566	62,022
Pool # 370191, 6.50%, 01/01/27	5,663	5,897
Pool # 251752, 6.50%, 06/01/28	95,804	99,694
Pool # 252009, 6.50%, 07/01/28	235,080	244,625
Pool # 415967, 6.50%, 10/01/28	91,882	95,613
Pool # 457953, 6.50%, 01/01/29	69,187	71,996
Pool # 482616, 6.50%, 02/01/29	156,349	162,600
Pool # 323591, 6.50%, 03/01/29	169,330	176,205
Pool # 511954, 7.50%, 10/01/29	7,763	8,378
Pool # 519145, 7.50%, 10/01/29	18,907	20,407
Pool # 523284, 7.50%, 11/01/29	2,141	2,310
Pool # 527589, 7.50%, 01/01/30	6,330	6,832
Pool # 517874, 7.50%, 02/01/30	29,396	31,675
Pool # 253113, 7.50%, 03/01/30	14,382	15,528
Pool # 540017, 8.00%, 05/01/30	5,922	6,407
Pool # 540091, 7.50%, 06/01/30	14,925	16,082
Pool # 535399, 8.00%, 07/01/30	26,419	28,586
Pool # 535533, 8.00%, 10/01/30	86,492	93,583
Pool # 564363, 8.00%, 01/01/31	2,017	2,182
Pool # 564993, 7.50%, 03/01/31	14,470	15,593
Pool # 253673, 7.50%, 03/01/31	23,516	25,340
Pool # 613017, 8.00%, 03/01/31	1,194	1,298
Pool # 253674, 8.00%, 03/01/31	1,512	1,636
Pool # 576112, 7.00%, 05/01/31	2,204	2,329
Pool # 577407, 7.50%, 07/01/31	54,640	58,824
Pool # 545239, 8.00%, 09/01/31	35,249	38,139
Pool # 545604, 8.00%, 09/01/31	12,353	13,427
Pool # 606566, 7.50%, 10/01/31	16,534	17,800
Pool # 545551, 8.00%, 04/01/32	19,792	21,415
Pool # 630601, 7.00%, 05/01/32	188,632	199,383
Pool # 545759, 6.50%, 07/01/32	153,963	159,830
Pool # 642656, 7.00%, 07/01/32	56,498	59,718
Pool # 254695, 6.50%, 04/01/33	249,348	258,538
Pool # 555533, 6.50%, 04/01/33	74,634	77,525
Pool # 741875, 6.50%, 09/01/33	30,490	31,614
Pool # 815635, 5.14%, 06/01/35 (d)	0	0
Pool # 822148, 5.11%, 11/01/35 (d)	0	0
Pool # 868995, 6.50%, 05/01/36 (d)	1,426,280	1,447,499
Pool # 886574, 6.57%, 08/01/36 (d)	855,336	870,643
Federal Home Loan Mortgage Corp. TBA
4.50%, 07/01/20	2,450,000	2,367,313
6.50%, 07/15/37	1,300,000	1,339,813
Federal National Mortgage Association TBA 0.00%, 07/01/36	1,525,000	1,598,391
Freddie Mac Gold Pool
Gold, Pool # C90381, 7.50%, 11/01/20	1,180	1,277

14 Semiannual Report 2008

U.S. Government Sponsored Mortgage-Backed Obligations (continued)
	Principal
	Amount	Value

Gold, Pool # C00712, 6.50%, 02/01/29	$25,929	$27,006
Gold, Pool # C29808, 8.00%, 08/01/29	14,689	15,909
Gold, Pool # C39060, 8.00%, 06/01/30	492	533
Gold, Pool # C41333, 7.50%, 08/01/30	18,533	20,021
Gold, Pool # C41531, 8.00%, 08/01/30	2,281	2,471
Gold, Pool # C42327, 8.00%, 09/01/30	1,856	2,011
Gold, Pool # C44964, 7.50%, 11/01/30	37,075	40,051
Gold, Pool # C01104, 8.00%, 12/01/30	28,148	30,491
Gold, Pool # C46946, 8.00%, 01/01/31	7,480	8,102
Gold, Pool # C01132, 8.00%, 01/01/31	20,291	21,980
Gold, Pool # C01150, 8.00%, 02/01/31	24,195	26,209
Gold, Pool # C48997, 8.00%, 03/01/31	87,078	94,325
Gold, Pool # C49587, 8.00%, 03/01/31	19,304	20,913
Gold, Pool # C50477, 8.00%, 04/01/31	34,017	36,853
Gold, Pool # C53597, 8.00%, 06/01/31	149,753	162,235
Gold, Pool # C53381, 8.00%, 06/01/31	4,752	5,148
Gold, Pool # C53657, 8.00%, 06/01/31	10,411	11,279
Gold, Pool # C60019, 7.50%, 11/01/31	7,303	7,882
Gold, Pool # C67851, 7.50%, 06/01/32	126,289	136,047
Gold, Pool # C02851, 5.50%, 05/01/37	6,876,765	6,781,135
Freddie Mac Non Gold Pool, Pool # 170271, 12.00%, 08/01/15	159,418	176,797
Ginnie Mae I pool
Pool # 780699, 9.50%, 12/15/17	135,764	149,307
Pool # 780378, 11.00%, 01/15/19	153,175	171,606
Pool # 780141, 10.00%, 12/15/20	129,172	145,134
Pool # 780709, 11.00%, 01/15/21	175,729	196,206
Pool # 780349, 10.00%, 09/15/21	163,072	182,890

Total U.S. Government Sponsored Mortgage-Backed Obligations		18,251,873

Yankee Dollars (2.0%)

Banks (0.3%)
Banco ABN AMRO Real SA (BRL), 16.20%, 02/22/10	410,000	261,350
HBOS PLC, 6.75%, 05/21/18 (a)	240,000	229,528
JP Morgan & Chase Co. (RUB), 7.00%, 06/28/17	6,000,000	198,983

		689,861

Electric Power (0.1%) (a)
Israel Electric Corp. Ltd., 7.25%, 01/15/19	260,000	265,398

Industrial Conglomerate (0.1%)
Astrazeneca PLC, 5.90%, 09/15/17	145,000	148,625

Media (0.1%) (a)
Grupo Televisa SA, 6.00%, 05/15/18	200,000	194,508

Metals & Mining (0.1%) (a)
Evraz Group SA, 9.50%, 04/24/18	200,000	200,500

Other Financial (1.1%)
Covidien International Finance SA, 6.00%, 10/15/17 (a)	100,000	101,209
E. ON International Finance BV, 5.80%, 04/30/18 (a)	425,000	416,928
GTL Trade Finance, Inc., 7.25%, 10/20/17 (a)	100,000	100,467
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	530,000	471,700
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13	100,000	99,963
6.30%, 05/15/17 (a)	106,000	97,801
TNK-BP Finance SA, 7.88%, 03/13/18 (a)	388,000	373,450
Unicredit Luxembourg Finance SA, 2.97%, 10/24/08 (a) (d)	440,000	439,695

		2,101,213

2008 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Yankee Dollars (continued)
	Principal
	Amount	Value

Sovereign (0.1%) (a)
Republic of Indonesia, 6.88%, 01/17/18	$245,000	$230,300

Telecommunications (0.1%)
France Telecom SA, 8.50%, 03/01/31	115,000	139,201

Transportation (0.0%)
Canadian National Railway Co., 5.55%, 05/15/18	45,000	44,399

Total Yankee Dollars		4,014,005

Interest Only Bonds (2.6%)

Bear Stearns Structured Products, Inc. (d)
3.98%, 06/26/36	17,777,888	62,223
0.02%, 01/27/37	13,255,271	16,967
2.22%, 01/27/37	23,585,953	117,930
2.95%, 01/27/37	16,258,676	73,164
3.45%, 04/25/37	20,563,490	257,044
Countrywide Alternative Loan Trust (a) (d)
3.65%, 12/20/35	5,521,757	139,220
3.83%, 12/20/35	7,434,320	209,336
Fannie Mae REMICS
Series 2003-82, Class IA, 6.00%, 08/25/32	210,815	26,158
Series 03-39, Class IO, 6.00%, 05/25/33	330,785	76,321
Series 2003-33, Class IA, 6.50%, 05/25/33 (d)	749,559	193,481
Series 2003-35, Class UI, 6.50%, 05/25/33 (d)	305,001	77,933
Series 2003-44, Class IB, 5.50%, 06/25/33	369,454	97,400
Series 2003-49, Class IO, 6.50%, 06/25/33 (d)	304,400	74,327
Freddie Mac REMICS
Series 2129, Class SG, 4.50%, 06/17/27 (d)	1,057,698	73,640
Series 2557, Class IW, 6.00%, 04/15/32	787,032	123,215
Series 2649, Class IM, 7.00%, 07/15/33	356,508	85,969
Greenpoint Mortgage Funding Trust (d)
3.67%, 08/25/45	2,517,566	81,418
3.93%, 10/25/45	3,565,551	130,356
4.01%, 10/25/45	1,159,269	33,514
2.59%, 03/25/47	1,781,727	1,248,464
Harborview Mortgage Loan Trust (d)
2.79%, 11/19/34	5,007,019	57,894
3.57%, 05/19/35	5,001,519	102,375
3.34%, 06/19/35	3,729,550	82,167
3.95%, 03/19/37	4,928,538	157,867
4.01%, 07/19/47	5,921,394	182,268
Indymac Index Mortgage Loan Trust, 2.80%, 07/25/35 (d)	3,262,896	70,866
Kreditanstalt fuer Wiederaufbau (JPY), 2.05%, 09/21/09	94,000,000	896,247
Residential Accredit Loans, Inc. (d)
3.19%, 03/25/47	7,018,387	127,208
4.31%, 05/25/47	13,971,951	261,974

Total Interest Only Bonds		5,136,946

Principal Only Bonds (0.0%)

Harborview Mortgage Loan Trust
Series 2006-1, Class PO1,
0.00%, 03/19/37	6,657	891
Series 2006-5, Class PO2,
0.00%, 07/19/47 (d)	41	4

Total Principal Only Bonds		895

Ioette Bond (0.0%)

Federal Home Loan Mortgage Corp., 1,156.50%, 06/15/21	9	203

Total Ioette Bond		203

Warrants (0.0%)

Bank (0.0%)
Republic of Venezuela	1,250	44,063

Communications Equipment (0.0%)
XO Holdings, Inc.
0.00%, expiring 01/16/10	248	102
0.00%, expiring 01/16/10	499	15
0.00%, expiring 01/16/10	374	3
0.00%, expiring 01/16/10	374	4

		124

Total Warrants		44,187

16 Semiannual Report 2008

Repurchase Agreements (3.6%)
	Shares or
	Principal
	Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $2,996,839, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $3,056,575	$2,996,642	$2,996,642
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $4,046,343, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of 4,126,999	4,046,078	4,046,078

Total Repurchase Agreements		7,042,720

Securities Purchased With Collateral For Securities On Loan (1.4%)

Repurchase Agreement (1.4%)
Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $2,773,853, collateralized by U.S. Government Agency Mortgages ranging 2.64%-15.43%, maturing 12/15/13-05/25/38; total market value of $2,829,133	2,773,660	2,773,660

Total Securities Purchased With Collateral For Securities On Loan		2,773,660

Option Purchased (0.2%)

90 Day Euro Future Call (Strike Price $96.75), expiring September 2009	422	379,800

Total Option Purchased		379,800

Total Investments (Cost $257,204,791) (e) — 119.4%		236,606,843

Liabilities in excess of other assets — (19.4)%		(38,466,518)

NET ASSETS — 100.0%		$198,140,325

*	Denotes a non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 9.0 % of net assets.
(b)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.
(c)	All or a part of the security was on loan as of June 30, 2008.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.
(e)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
(f)	Security in default
(g)	Fair Valued Security

BRL	Principal amount denominated in Brazilian Real.
CAD	Principal amount denominated in Canadian Dollar.
EUR	Principal amount denominated in Euro.
IO	Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JP	Japan
JPY	Principal amount denominated in Japanese Yen.
LP	Limited Partnership
MXN	Principal amount denominated in Mexican Peso.
RUB	Principal amount denominated in Russian Ruble.
SEK	Principal amount denominated in Swedish Krone.
SG	Singapore
TBA	To Be Announced.
ULC	Unlimited Liability Co.
LLC	Limited Liability Co.

See accompanying notes to financial statements.

2008 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

At June 30, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

2	Euro 90 Day Future	03/16/09	$483,400	$9,695
6	Euro 90 Day Future	06/30/09	1,447,050	13,156
2	Japanese Gov’t Bond*	09/22/08	25,516	25,756
238	U.S. 10 yr. Swap	09/15/08	26,168,844	142,672
55	U.S. 2 yr. Note	09/30/08	11,616,172	5,108
291	U.S. 5 yr. Swap	09/15/08	31,227,938	(63,233)

			$70,968,920	$133,154

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

24	Euro 90 Day Future	03/15/10	$(5,744,700)	$(29,766)
18	Euro 90 Day Future	06/14/10	(4,300,875)	(17,825)
15	Euro 90 Day Future	09/13/10	(3,579,188)	(12,416)
5	Euro 90 Day Future	09/15/08	(1,213,375)	(18,450)
30	Euro 90 Day Future	09/14/09	(7,216,125)	2,384
12	Euro 90 Day Future	12/13/10	(2,859,900)	(8,631)
4	Euro 90 Day Future	12/15/08	(968,200)	(11,294)
26	Euro 90 Day Future	12/14/09	(6,235,755)	(40,131)
280	U.S. 10 yr. Note	09/30/08	(31,898,125)	(45,649)
11	U.S. 5 yr. Note	09/30/08	(1,216,102)	(9,696)
74	U.S. Long Bond	09/19/08	(8,553,938)	(30,659)

			$(73,786,303)	$(222,133)

*	Principal amount denominated in Japanese Yen.

At June 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Euro	07/31/08	(6,471,000)	$(10,081,171)	$(10,170,185)	$(89,014)
Japanese Yen	07/09/08	(150,000,000)	(1,390,434)	(1,413,594)	(23,160)
Swedish Krone	08/21/08	(3,000,000)	(497,536)	(496,853)	683

Total Short Contracts			$(11,969,141)	$(12,080,632)	$(111,491)

Long Contracts:
British Pound	09/15/08	1,040,000	$2,028,000	$2,058,831	$30,831
Japanese Yen	07/09/08	710,000,000	6,964,786	6,691,010	(273,776)
Japanese Yen	07/09/08	1,097,000,000	10,754,902	10,338,081	(416,821)

Total Long Contracts			$19,747,688	$19,087,922	$(659,766)

The following is a summary of written option activity for the period ended June 30, 2008, by the Fund (Dollar amounts in thousands):

		Premiums
Written Options	Contract	Received

Balance at beginning of period	–	$–
Options written	422	210
Options expired	–	–
Options terminated in closing purchase transactions	–	–

Options outstanding at end of period	422	$210

At June 30, 2008, the Fund had the following outstanding written options:

							Unrealized
		Expiration	Exercise	Number of	Premiums		Appreciation
Contracts	Type	Date	Price	Contracts	Received	Value	(Depreciation)

90 Day Euro Future	Call	September 2009	97.25	422	$209,882	$229,463	$19,581

18 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Van Kampen
NVIT Multi Sector Bond Fund

Assets:
Investments, at value (cost $247,388,411)*	$226,790,463
Repurchase agreements, at cost and value†	9,816,380

Total Investments	236,606,843

Cash	133,894
Deposits with broker for futures	332,371
Foreign currencies, at value (cost $177,601)	179,472
Interest and dividends receivable	2,775,067
Receivable for capital shares issued	23,839
Receivable for investments sold	3,989,500
Unrealized appreciation on futures contracts	119,829
Unrealized appreciation on forward foreign currency contracts	31,514
Reclaims receivable	7,993
Receivable for variation margin on futures contracts	91,977
Prepaid expenses and other assets	15,122

Total Assets	244,307,421

Liabilities:
Payable for investments purchased	41,240,766
Unrealized depreciation on forward foreign currency contracts	802,771
Payable upon return of securities loaned (Note 2)	2,773,660
Payable for capital shares redeemed	951,574
Call options written, at value (premium $209,882)	229,463
Accrued expenses and other payables:
Investment advisory fees	118,520
Fund administration and transfer agent fees	26,877
Administrative services fees	16,277
Custodian fees	1,801
Trustee fees	2,960
Compliance program costs (Note 3)	398
Other	2,029

Total Liabilities	46,167,096

Net Assets	$198,140,325

Represented by:
Capital	$210,742,541
Accumulated net investment income	2,630,864
Accumulated net realized gains from investment, futures, options and foreign currency transactions	6,226,532
Net unrealized appreciation/(depreciation) from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(21,459,612)

Net Assets	$198,140,325

Net Assets:
Class I Shares	$198,140,325

Shares outstanding (unlimited number of shares authorized):
Class I Shares	22,180,672

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.93

*	Includes value of securities on loan of $2,780,558.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $2,773,660.

See accompanying notes to financial statements.

2008 Semiannual Report 19

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

Van Kampen NVIT
Multi Sector
Bond Fund

INVESTMENT INCOME:

Interest income	$7,031,524
Dividend income	9,009
Income from securities lending (Note 2)	27,486
Foreign tax withholding	(11,155)

Total Income	7,056,864

Expenses:
Investment advisory fees	838,049
Fund administration and transfer agent fees	84,316
Administrative services fees Class I Shares	121,536
Custodian fees	9,641
Trustee fees	5,874
Compliance program costs (Note 3)	46
Other	32,058

Total expenses before earnings credit and expenses waived	1,091,520
Earnings credit (Note 6)	(2,213)
Investment advisory fees waived	(17,847)

Net Expenses	1,071,460

Net Investment Income	5,985,404

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(66,881)
Net realized gains from futures transactions	524,877
Net realized losses from option transactions	(292,232)
Net realized gains from foreign currency transactions	1,165,330

Net realized gains from investment, futures, options and foreign currency transactions	1,331,094
Net change in unrealized appreciation/(depreciation) from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(23,957,296)

Net realized/unrealized losses from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(22,626,202)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,640,798)

See accompanying notes to financial statements.

20 Semiannual Report 2008

Statements of Changes in Net Assets

	Van Kampen NVIT Multi Sector Bond FundÏ

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$5,985,404	$11,088,740
Net realized gains from investment, futures, options and foreign currency transactions	1,331,094	4,410,665
Net change in unrealized appreciation/(depreciation) from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(23,957,296)	(4,758,714)

Change in net assets resulting from operations	(16,640,798)	10,740,691

Distributions to Shareholders From:
Net investment income:
Class I	(4,839,898)	(9,530,811)
Net realized gains:
Class I	—	(11,962)

Change in net assets from shareholder distributions	(4,839,898)	(9,542,773)

Change in net assets from capital transactions	(20,615,526)	(1,988,581)

Change in net assets	(42,096,222)	(790,663)

Net Assets:
Beginning of period	240,236,547	241,027,210

End of period	$198,140,325	$240,236,547

Accumulated net investment income at end of period	$2,630,864	$1,485,358

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$20,619,379	$46,353,192
Dividends reinvested	4,839,870	9,542,697
Cost of shares redeemed	(46,074,775)	(57,884,470)

Change in net assets from capital transactions	$(20,615,526)	$(1,988,581)

SHARE TRANSACTIONS:
Class I Shares
Issued	2,126,402	4,690,661
Reinvested	529,358	974,478
Redeemed	(4,850,597)	(5,871,205)

Total change in shares	(2,194,837)	(206,066)

See accompanying notes to financial statements.

2008 Semiannual Report 21

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Van Kampen NVIT Multi Sector Bond Fund

		Investment Activities			Distributions							Ratios / Supplemental Data

			Net												Ratio of
			Realized											Ratio	Expenses
			And									Net	Ratio of	of Net	(Prior to
	Net Asset		Unrealized									Assets at	Expenses	Investment	Reimbursements)
	Value,	Net	Gains	Total from	Net	Net				Net Asset	Total	End of	to	Income to	to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized			Total	Value, End	Return	Period	Average Net	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains			Distributions	of Period	(a)	(000s)	Assets (b)	Assets (b)	Assets (b) (c)	Turnover (d)

Class I Shares
Six Months ended June 30, 2008 (Unaudited)	$9.86	0.27	(0.99)	(0.72)	(0.21)	–			(0.21)	$8.93	(7.32%)	$198,140	0.95%	5.32%	0.97%	35.85%
Year ended December 31, 2007	$9.81	0.46	(0.02)	0.44	(0.39)	–	(e	)	(0.39)	$9.86	4.62%	$240,237	1.01%	4.65%	1.01%	101.00%
Year ended December 31, 2006	$9.78	0.43	0.02	0.45	(0.40)	(0.02)			(0.42)	$9.81	4.84%	$241,027	1.02%	4.24%	(f)	100.56%
Year ended December 31, 2005	$10.00	0.42	(0.20)	0.22	(0.39)	(0.05)			(0.44)	$9.78	2.18%	$258,958	1.03%	4.26%	(f)	157.82%
Year ended December 31, 2004	$9.86	0.42	0.21	0.63	(0.49)	–			(0.49)	$10.00	6.53%	$238,502	1.01%	4.23%	(f)	212.84%
Year ended December 31, 2003	$9.28	0.36	0.74	1.10	(0.52)	–			(0.52)	$9.86	12.12%	$226,525	1.01%	3.75%	(f)	296.62%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	The amount is less than $0.01.
(f)	There were no fee reductions during the period.

See accompanying notes to financial statements.

22 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Van Kampen NVIT Multi Sector Bond Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2008, the total value of these securities represented approximately 0.33% of the net assets of the Fund.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

24 Semiannual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

		Level 2 — Other Significant		Level 3 — Significant
Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$102	$(69,398)	$236,606,741	$(771,257)	$—	$—	$236,606,843	$(840,655)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into

2008 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

26 Semiannual Report 2008

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned	Value of
Securities	Collateral

$2,780,558	$2,826,191 *

*	Includes $52,531 of collateral in the form of U.S. Government securities, interest rates ranging from 2.64% to 15.43%, and maturity dates ranging from 12/15/13 to 5/25/38.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized

2008 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis: future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Morgan Stanley Investment Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Fees

Up to $200 million	0.75%

$200 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $331,270 for the six months ended June 30, 2008.

The Trust and the Adviser have entered into a written agreement waiving management fees in the amount of 0.05%, as a percentage of the Fund’s daily average net assets, for all share classes of the Fund until at least

28 Semiannual Report 2008

May 1, 2009. The Adviser may not collect on, or make claim for, such waived fees at any time in the future. For the six months ended June 30, 2008, the Fund waived management fees in the amount of $17,847.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $172,854 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $46.

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $79,684,032 and sales of $93,797,632.

For the six months ended June 30, 2008, the Fund had purchases of $264,233,486 and sales of $277,232,863 of U.S. Government securities.

2008 Semiannual Report 29

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extensions. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risk not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.  The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

30 Semiannual Report 2008

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$257,444,877	$8,969,458	$(29,807,492)	$(20,838,034)

2008 Semiannual Report 31

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

32 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 33

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

34 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 35

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36 Semiannual Report 2008

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 37

Supplemental Information
(Unaudited) (Continued)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that, although the Fund’s performance had been disappointing, the Fund had been positioned conservatively, and more recent performance had shown improvement. Based on its review, and giving particular weight to the Adviser’s recommendation to retain the subadviser, and the nature and quality of the resources dedicated by the Adviser and subadviser to improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was higher, and the Adviser agreed to waive five basis points of the advisory fee for a period of one year. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were high, but would be at or below the median of the peer group as a result of the Adviser’s agreement to waive five basis points of the advisory fee for a period of one year. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

38 Semiannual Report 2008

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 39

NVIT Multi-Manager Small Cap Growth Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Multi-Manager Small Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Multi-Manager Small Cap Growth Fund			01/01/08	06/30/08	01/01/08 - 06/30/08(a)	01/01/08 - 06/30/08(a)

Class I	Actual		1,000.00	807.30	4.99	1.11
	Hypothetical	(b)	1,000.00	1,019.34	5.57	1.11

Class II	Actual		1,000.00	806.20	6.20	1.38
	Hypothetical	(b)	1,000.00	1,018.00	6.92	1.38

Class III	Actual		1,000.00	807.40	5.17	1.15
	Hypothetical	(b)	1,000.00	1,019.14	5.77	1.15

Class Y(c)	Actual		1,000.00	1,012.50	2.74 *	1.04 *
	Hypothetical	(b)	1,000.00	1,019.69	5.22 *	1.04 *

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 96/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(b)	Represents the hypothetical 5% return before expenses.
(c)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

2008 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Small Cap Growth Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	95.9%
Repurchase Agreements	5.0%
Other Investments*	9.0%
Liabilities in excess of other assets**	-9.9%

100.0%

Top Industries

Software	16.6%
Internet Software & Services	8.9%
Oil, Gas & Consumable Fuels	8.3%
Health Care Providers & Services	5.1%
Energy Equipment & Services	4.9%
Hotels, Restaurants & Leisure	4.8%
Road & Rail	4.6%
Semiconductors & Semiconductor Equipment	3.7%
Health Care Equipment & Supplies	3.2%
Commercial Services & Supplies	3.0%
Other	36.9%

100.0%

Top Holdings***

Kansas City Southern	2.5%
Bill Barrett Corp.	2.4%
Carrizo Oil & Gas, Inc.	2.2%
J.B. Hunt Transport Services, Inc.	2.2%
Blackboard, Inc.	2.0%
Blackbaud, Inc.	1.9%
Scientific Games Corp., Class A	1.7%
Concur Technologies, Inc.	1.7%
MICROS Systems, Inc.	1.7%
Vocus, Inc.	1.7%
Other	80.0%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (95.9%)
	Shares	Value

Aerospace & Defense (2.0%)
Axsys Technologies, Inc.*	14,000	$728,560
Stanley, Inc.*	40,000	1,340,800

		2,069,360

Beverages (1.6%)
Central European Distribution Corp.*	23,050	1,709,158

Biotechnology (0.4%)
Omrix Biopharmaceuticals, Inc.*	24,245	381,616

Capital Markets (0.6%)
Riskmetrics Group, Inc.*	33,750	662,850

Chemicals (0.5%)
Flotek Industries, Inc.*	11,600	239,192
Zoltek Cos., Inc.*	10,600	257,050

		496,242

Commercial Banks (0.2%)
Pinnacle Financial Partners, Inc.*	10,800	216,972

Commercial Services & Supplies (3.0%)
CoStar Group, Inc.*(a)	19,300	857,885
Hill International, Inc.*	25,600	420,864
Innerworkings, Inc.*	81,400	973,544
Team, Inc.*	26,600	912,912

		3,165,205

Communications Equipment (2.0%)
Riverbed Technology, Inc.*	58,950	808,794
Sierra Wireless, Inc.*	45,500	664,300
Starent Networks Corp.*	48,100	605,098

		2,078,192

Computers & Peripherals (0.7%)
Synaptics, Inc.*	18,600	701,778

Construction & Engineering (1.6%)
Chicago Bridge & Iron Co. NV	41,150	1,638,593

Distributor (1.3%)
LKQ Corp.*	77,988	1,409,243

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	9,750	380,640
Capella Education Co.*	9,050	539,833
ITT Educational Services, Inc.*	7,150	590,804

		1,511,277

Diversified Financial Services (1.0%)
Financial Federal Corp.	46,525	1,021,689

Electrical Equipment (0.7%)
Orion Energy Systems, Inc.*	71,800	718,000

Electronic Equipment & Instruments (2.3%)
DTS, Inc.*	29,550	925,506
IPG Photonics Corp.*	42,000	790,020
Mellanox Technologies Ltd.*	48,300	653,982

		2,369,508

Energy Equipment & Services (4.9%)
Dawson Geophysical Co.*	13,200	784,872
Dril-Quip, Inc.*	14,700	926,100
NATCO Group, Inc., Class A*	8,600	468,958
T-3 Energy Services, Inc.*	13,300	1,056,951
Tesco Corp.*	14,200	453,690
Willbros Group, Inc.*	32,100	1,406,301

		5,096,872

Health Care Equipment & Supplies (3.2%)
ABIOMED, Inc.*(a)	7,300	129,575
Accuray, Inc.*	51,800	377,622
Cynosure, Inc., Class A*	29,700	588,654
Natus Medical, Inc.*	62,700	1,312,938
NuVasive, Inc.*	19,900	888,734

		3,297,523

Health Care Providers & Services (5.1%)
athenahealth, Inc.*(a)	46,200	1,421,112
Genoptix, Inc.*	25,700	810,835
HealthExtras, Inc.*	28,000	843,920
Healthways, Inc.*(a)	45,230	1,338,808
inVentiv Health, Inc.*	17,571	488,298
Virtual Radiologic Corp.*	28,600	378,950

		5,281,923

Health Care Technology (2.0%)
Allscripts Healthcare Solutions, Inc.*(a)	78,000	967,980
Cerner Corp.*(a)	11,950	539,901
Omnicell, Inc.*	46,550	613,529

		2,121,410

Hotels, Restaurants & Leisure (4.8%)
BJ’s Restaurants, Inc.*	42,600	414,498
Chipotle Mexican Grill, Inc., Class A*(a)	3,900	322,218
Gaylord Entertainment Co.*	55,350	1,326,186
Scientific Games Corp., Class A*	61,500	1,821,630
Vail Resorts, Inc.*(a)	26,050	1,115,721

		5,000,253

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Information Technology Services (2.0%)
CyberSource Corp.*	50,400	$843,192
ExlService Holdings, Inc.*	42,500	596,275
Sapient Corp.*	97,200	624,024

		2,063,491

Insurance (1.4%)
eHealth, Inc.*	56,500	997,790
Life Partners Holdings, Inc.	23,300	465,534

		1,463,324

Internet & Catalog Retail (0.5%) (a)
Blue Nile, Inc.*	12,650	537,878

Internet Software & Services (8.9%)
Bankrate, Inc.*(a)	25,100	980,657
comScore, Inc.*	30,000	654,600
Constant Contact, Inc.*(a)	35,700	672,945
DealerTrack Holdings, Inc.*	47,250	666,698
Gmarket, Inc. ADR — KR*	41,700	854,850
Liquidity Services, Inc.*	39,200	451,976
LoopNet, Inc.*(a)	55,200	623,760
Omniture, Inc.*	42,700	792,939
SINA Corp.*	19,750	840,362
ValueClick, Inc.*	17,949	271,927
VistaPrint Ltd.*(a)	29,550	790,758
Vocus, Inc.*	53,600	1,724,312

		9,325,784

Life Sciences Tools & Services (0.7%)
eResearchTechnology, Inc.*	44,000	767,360

Machinery (2.0%)
Bucyrus International, Inc., Class A	22,800	1,664,856
Dynamic Materials Corp.	12,100	398,695

		2,063,551

Media (1.3%)
Focus Media Holding Ltd. ADR — CN*	47,754	1,323,741

Oil, Gas & Consumable Fuels (8.3%)
Arena Resources, Inc.*	31,600	1,669,112
Bill Barrett Corp.*	42,250	2,510,073
Carrizo Oil & Gas, Inc.*	33,334	2,269,712
Gulfport Energy Corp.*	33,500	551,745
Rex Energy Corp.*	14,300	377,520
TXCO Resources, Inc.*	41,100	483,336
Warren Resources, Inc.*	55,200	810,336

		8,671,834

Personal Products (1.6%)
Alberto-Culver Co.	31,750	834,073
Bare Escentuals, Inc.*(a)	47,050	881,246

		1,715,319

Pharmaceuticals (1.1%)
Caraco Pharmaceutical Laboratories Ltd.*	24,500	323,400
Sciele Pharma, Inc.	44,648	863,939

		1,187,339

Road & Rail (4.6%)
J.B. Hunt Transport Services, Inc.	67,450	2,244,736
Kansas City Southern*	58,050	2,553,619

		4,798,355

Semiconductors & Semiconductor Equipment (3.7%)
Anadigics, Inc.*	95,500	940,675
Atheros Communications, Inc.*	29,400	882,000
AuthenTec, Inc.*	27,200	283,424
Cavium Networks, Inc.*	14,600	306,600
Netlogic Microsystems, Inc.*	32,700	1,085,640
Volterra Semiconductor Corp.*	23,300	402,158

		3,900,497

Software (16.6%)
ArcSight, Inc.*	46,300	407,440
Blackbaud, Inc.	91,300	1,953,820
Blackboard, Inc.*	53,300	2,037,659
Commvault Systems, Inc.*	68,000	1,131,520
Concur Technologies, Inc.*	54,150	1,799,404
Double-Take Software, Inc.*	52,500	721,350
EPIQ Systems, Inc.*(a)	64,065	909,723
FactSet Research Systems, Inc.	30,325	1,709,117
FalconStor Software, Inc.*	85,800	607,464
Interactive Intelligence, Inc.*	29,300	341,052
Kenexa Corp.*	20,500	386,220
MICROS Systems, Inc.*	57,650	1,757,749
Netscout Systems, Inc.*	51,600	551,088
Pegasystems, Inc.	21,500	289,390
Phoenix Technologies Ltd.*	63,800	701,800
PROS Holdings, Inc.*	53,900	605,297
Taleo Corp., Class A*	35,400	693,486
Ultimate Software Group, Inc.*	20,300	723,289

		17,326,868

Specialty Retail (1.5%)
O’Reilly Automotive, Inc.*	50,350	1,125,323
Zumiez, Inc.*	23,850	395,433

		1,520,756

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Textiles, Apparel & Luxury Goods (2.4%)
Iconix Brand Group, Inc.*	42,700	$515,816
True Religion Apparel, Inc.*	48,400	1,289,860
Volcom, Inc.*	29,600	708,328

		2,514,004

Total Common Stocks		100,127,765

Repurchase Agreements (5.0%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $2,241,361, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $2,286,038	$2,241,214	2,241,214
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $3,026,294, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $3,086,618	3,026,096	3,026,096

Total Repurchase Agreements		5,267,310

Securities Purchased With Collateral For Securities On Loan (9.0%)
	Shares or
	Principal Amount	Value

Repurchase Agreement (9.0%)
Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $9,400,147, collateralized by U.S. Government Agency Mortgages ranging 2.64% — 15.43%, maturing 12/15/13 — 05/25/38; total market value of $9,87,485	$9,399,495	$9,399,495

Total Securities Purchased With Collateral For Securities On Loan		9,399,495

Total Investments (Cost $104,319,510)(b) — 109.9%		114,794,570

Liabilities in excess of other assets — (9.9)%		(10,360,226)

NET ASSETS — 100.0%		$104,434,344

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2008.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

KR	Korea

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Multi-Manager
Small Cap
Growth Fund

Assets:
Investments, at value (cost $89,652,705)*	$100,127,765
Repurchase agreements, at cost and value†	14,666,805

Total Investments	114,794,570

Interest and dividends receivable	47,669
Receivable for capital shares issued	156,167
Receivable for investments sold	186,772
Prepaid expenses and other assets	751

Total Assets	115,185,929

Liabilities:
Cash overdraft	3,410
Payable for investments purchased	452,632
Payable upon return of securities loaned (Note 2)	9,399,495
Payable for capital shares redeemed	772,910
Accrued expenses and other payables:
Investment advisory fees	94,343
Fund administration and transfer agent fees	5,639
Distribution fees	5,221
Administrative services fees	182
Custodian fees	1,298
Trustee fees	3,371
Compliance program costs (Note 3)	196
Other	12,888

Total Liabilities	10,751,585

Net Assets	$104,434,344

Represented by:
Capital	$115,056,293
Accumulated net investment loss	(350,332)
Accumulated net realized losses from investment transactions	(20,746,677)
Net unrealized appreciation/(depreciation) from investments	10,475,060

Net Assets	$104,434,344

Net Assets:
Class I Shares	$81,452,882
Class II Shares	19,982,732
Class III Shares	450,620
Class Y Shares	2,548,110

Total	$104,434,344

See accompanying notes to financial statements.

8 Semiannual Report 2008

NVIT Multi-Manager
Small Cap
Growth Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	5,600,659
Class II Shares	1,396,120
Class III Shares	31,164
Class Y Shares	175,266

Total	7,203,209

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.54
Class II Shares	$14.31
Class III Shares	$14.46
Class Y Shares	$14.54

*	Includes value of securities on loan of 9,080,062.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $9,399,495.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT Multi-Manager
Small Cap
Growth Fund

INVESTMENT INCOME:
Interest income	$105,384
Dividend income	69,251
Income from securities lending (Note 2)	129,288

Total Income	303,923

Expenses:
Investment advisory fees	532,144
Fund administration and transfer agent fees	29,263
Distribution fees Class II Shares	32,267
Administrative services fees Class I Shares	20,528
Administrative services fees Class II Shares	8,912
Administrative services fees Class III Shares	214
Custodian fees	7,483
Trustee fees	4,492
Compliance program costs (Note 3)	391
Other	19,202

Total expenses before earnings credit	654,896
Earnings credit (Note 6)	(641)

Net Expenses	654,255

Net Investment Loss	(350,332)

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(5,935,202)
Net change in unrealized appreciation/(depreciation) from investments	(20,495,107)

Net realized/unrealized losses from investment	(26,430,309)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,780,641)

See accompanying notes to financial statements.

10 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$(350,332)	$(1,204,678)
Net realized gains (losses) from investment transactions	(5,935,202)	15,268,744
Net change in unrealized appreciation/(depreciation) from investments	(20,495,107)	(1,613,954)

Change in net assets resulting from operations	(26,780,641)	12,450,112

Change in net assets from capital transactions	(8,853,560)	(15,867,314)

Change in net assets	(35,634,201)	(3,417,202)
Net Assets:
Beginning of period	140,068,545	143,485,747

End of period	$104,434,344	$140,068,545

Accumulated net investment loss at end of period	$(350,332)	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,529,100	$19,932,969
Cost of shares redeemed	(12,642,748)	(46,569,303)

	(6,113,648)	(26,636,334)

Class II Shares
Proceeds from shares issued	2,796,353	14,984,917
Cost of shares redeemed	(8,153,263)	(4,100,469)

	(5,356,910)	10,884,448

Class III Shares
Proceeds from shares issued	36,590	92,453
Cost of shares redeemed (a)	(85,351)	(207,881)

	(48,761)	(115,428)

Class Y Shares(b)
Proceeds from shares issued	2,669,487	–
Cost of shares redeemed	(3,728)	–
	2,665,759	–

Change in net assets from capital transactions	$(8,853,560)	$(15,867,314)

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Growth Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	430,931	1,132,147
Redeemed	(838,284)	(2,668,488)

	(407,353)	(1,536,341)

Class II Shares
Issued	189,090	821,935
Redeemed	(552,722)	(237,419)

	(363,632)	584,516

Class III Shares
Issued	2,523	5,172
Redeemed	(5,559)	(11,861)

	(3,036)	(6,689)

Class Y Shares(b)
Issued	175,516	–
Redeemed	(250)	–

	175,266	–

Total change in shares	(598,755)	(958,514)

(a)	Includes redemption fees — see Note 4 to Financial Statements.

(b)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Small Cap Growth Fund

		Investment Activities			Distributions			Ratios / Supplemental Data

			Net Realized							Ratio of Net		Ratio of
			and							Investment		Expenses
	Net Asset	Net	Unrealized	Total					Ratio of	Income		(Prior to
	Value,	Investment	Gains	from	Net Asset			Net Assets	Expenses	(Loss) to		Reimbursements)
	Beginning of	Income	(Losses) on	Investment	Value, End	Total		at End of	to Average	Average		to Average	Portfolio
	Period	(Loss)	Investments	Activities	of Period	Return (a)		Period (000s)	Net Assets (b)	Net Assets (b)		Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	$18.01	(0.04)	(3.43)	(3.47)	$14.54	(19.27%	)	$81,453	1.11%	(0.56%	)	1.11%	32.78%
Year ended December 31, 2007	$16.41	(0.16)	1.76	1.60	$18.01	9.75%		$108,219	1.22%	(0.83%	)	1.22%	63.09%
Year ended December 31, 2006	$15.90	(0.14)	0.65	0.51	$16.41	3.21%		$123,771	1.25%	(0.81%	)	(e)	58.45%
Year ended December 31, 2005	$14.71	(0.13)	1.32	1.19	$15.90	8.09%		$141,684	1.22%	(0.83%	)	(e)	58.28%
Year ended December 31, 2004	$12.97	(0.12)	1.86	1.74	$14.71	13.42%		$156,535	1.21%	(0.90%	)	(e)	112.22%
Year ended December 31, 2003	$9.66	(0.11)	3.42	3.31	$12.97	34.27%		$156,978	1.34%	(1.03%	)	(e)	121.69%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$17.75	(0.08)	(3.36)	(3.44)	$14.31	(19.38%	)	$19,983	1.38%	(0.83%	)	1.38%	32.78%
Year ended December 31, 2007	$16.21	(0.13)	1.67	1.54	$17.75	9.50%		$31,237	1.47%	(1.07%	)	1.47%	63.09%
Year ended December 31, 2006	$15.74	(0.18)	0.65	0.47	$16.21	2.99%		$19,047	1.51%	(1.07%	)	(e)	58.45%
Year ended December 31, 2005	$14.61	(0.14)	1.27	1.13	$15.74	7.73%		$19,521	1.46%	(1.08%	)	(e)	58.28%
Year ended December 31, 2004	$12.91	(0.12)	1.82	1.70	$14.61	13.17%		$15,917	1.47%	(1.16%	)	(e)	112.22%
Year ended December 31, 2003	$9.63	(0.09)	3.37	3.28	$12.91	34.06%		$8,842	1.59%	(1.29%	)	(e)	121.69%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	$17.91	(0.05)	(3.40)	(3.45)	$14.46	(19.26%	)	$451	1.15%	(0.61%	)	1.15%	32.78%
Year ended December 31, 2007	$16.31	(0.15)	1.75	1.60	$17.91	9.81%		$613	1.20%	(0.80%	)	1.20%	63.09%
Year ended December 31, 2006	$15.80	(0.16)	0.67	0.51	$16.31	3.23%		$667	1.24%	(0.80%	)	(e)	58.45%
Year ended December 31, 2005	$14.63	(0.14)	1.31	1.17	$15.80	8.00%		$833	1.23%	(0.84%	)	(e)	58.28%
Year ended December 31, 2004	$12.90	(0.14)	1.87	1.73	$14.63	13.41%		$996	1.21%	(0.91%	)	(e)	112.22%
Year ended December 31, 2003	$9.62	(0.05)	3.33	3.28	$12.90	34.10%		$978	1.34%	(1.04%	)	(e)	121.69%

Class Y Shares
Period ended June 30, 2008 (Unaudited)(f)	$14.36	(0.01)	0.19	0.18	$14.54	1.25%		$2,548	1.04%	(0.45%	)	1.04%	32.78%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	There were no fee waivers/reimbursements during the period.

(f)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

2008 Semiannual Report 13

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”) (formerly “Nationwide Multi-Manager NVIT Small Cap Growth Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the

14 Semiannual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$100,127,765	$14,666,805	$—	$114,794,570

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the

16 Semiannual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned.

The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned	Value of
Securities	Collateral

$9,080,062	$9,399,495

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis: future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

18 Semiannual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers

- Waddell & Reed Investment Management Company

- Oberweis Asset Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.95% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $336,091 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services

2008 Semiannual Report 19

NVIT Multi-Manager Small Cap Growth Fund (Continued)

to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the six months ended June 30, 2008, NFS received $87,321 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $391.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008 and the year ended December 31, 2007, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $35,145,533 and sales of $37,067,374.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extensions. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess

2008 Semiannual Report 20

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$104,996,818	$20,423,162	$(10,625,410)	$9,797,752

21 Semiannual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 22

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

23 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 24

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

25 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 26

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

27 Semiannual Report 2008

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadvisers, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadvisers, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s recent performance had been good. Based on its review, and giving particular weight to the recent actions taken by the Adviser to improve performance and the nature and quality of the resources dedicated by the Adviser and subadvisers to maintain improved performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was high, but was justified in a multi-manager, capacity-constrained product. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Fund’s total expenses compared with peer group funds were six basis point above the median, but within the range of total expenses for the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreements with respect to the Fund should be renewed.

2008 Semiannual Report 28

NVIT Multi-Manager Small Cap Value Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

16	Statement of Assets and Liabilities

18	Statement of Operations

19	Statement of Changes in Net Assets

21	Financial Highlights

22	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCV (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Multi-Manager Small Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Multi-Manager Small Cap Value Fund			01/01/08	06/30/08	01/01/08 - 06/30/08(a)	01/01/08 - 06/30/08(a)

Class I	Actual		1,000.00	910.90	4.80	1.01
	Hypothetical	(b)	1,000.00	1,019.84	5.07	1.01

Class II	Actual		1,000.00	910.80	5.94	1.25
	Hypothetical	(b)	1,000.00	1,018.65	6.27	1.25

Class III	Actual		1,000.00	910.70	5.18	1.09
	Hypothetical	(b)	1,000.00	1,019.44	5.47	1.09

Class IV	Actual		1,000.00	910.50	5.23	1.10
	Hypothetical	(b)	1,000.00	1,019.39	5.52	1.10

Class Y(c)	Actual		1,000.00	967.10	2.37 *	0.92 *
	Hypothetical	(b)	1,000.00	1,020.29	4.62 *	0.92 *

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 96/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

2008 Semiannual Report 3

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

4 Semiannual Report 2008

Portfolio Summary	NVIT Multi-Manager Small Cap Value Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	92.1%
Mutual Funds	3.1%
U.S. Treasury Note	0.2%
Other assets in excess of liabilities	4.6%

100.0%

Top Industries

Real Estate Investment Trusts (REITs)	6.2%
Commercial Banks	6.2%
Oil, Gas & Consumable Fuels	5.0%
Software	3.9%
Machinery	3.6%
Insurance	3.4%
Communications Equipment	3.1%
Chemicals	2.9%
Commercial Services & Supplies	2.9%
Semiconductors & Semiconductor Equipment	2.8%
Other	60.0%

100.0%

Top Holdings

AIM Liquid Assets Portfolio	3.1%
Silgan Holdings, Inc.	1.0%
Sybase, Inc.	1.0%
Westar Energy, Inc.	1.0%
Arbitron, Inc.	0.9%
Tupperware Brands Corp.	0.8%
Powerwave Technologies, Inc.	0.8%
Lexington Realty Trust	0.7%
IHS, Inc., Class A	0.7%
Foundation Coal Holdings, Inc.	0.7%
Other	89.3%

100.0%

2008 Semiannual Report 5

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (92.1%)
	Shares	Value

Aerospace & Defense (2.0%)
AAR Corp.*	26,370	$356,786
Alliant Techsystems, Inc.*	22,450	2,282,716
Ceradyne, Inc.*	19,000	651,700
Curtiss-Wright Corp.	16,000	715,840
DRS Technologies, Inc.	13,500	1,062,720
Esterline Technologies Corp.*	13,400	660,084
Hexcel Corp.*	50,740	979,282
Moog, Inc., Class A*	20,695	770,682
Triumph Group, Inc.	6,800	320,280

		7,800,090

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	13,900	687,494
Pacer International, Inc.	44,127	949,172

		1,636,666

Airlines (0.3%)
Hawaiian Holdings, Inc.*	5,000	34,750
Republic Airways Holdings, Inc.*	59,500	515,270
SkyWest, Inc.	38,700	489,555

		1,039,575

Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.	9,800	78,302
ATC Technology Corp.*	34,400	800,832
Lear Corp.*	76,900	1,090,442
Tenneco, Inc.*	13,500	182,655
WABCO Holdings, Inc.	47,650	2,213,819

		4,366,050

Automobiles (0.1%)
Thor Industries, Inc.	16,850	358,231

Biotechnology (0.4%)
Alkermes, Inc.*	57,101	705,768
Arena Pharmaceuticals, Inc.*	3,800	19,722
Bionovo, Inc.*	27,200	33,184
Celera Group*	8,300	94,288
Onyx Pharmaceuticals, Inc.*	5,600	199,360
Protalix BioTherapeutics, Inc.*	16,000	43,360
Rigel Pharmaceuticals, Inc.*	2,900	65,714
Seattle Genetics, Inc.*	9,300	78,678
Third Wave Technologies, Inc.*	8,100	90,396
United Therapeutics Corp.*	3,800	371,450

		1,701,920

Building Products (0.9%)
Ameron International Corp.	5,300	635,894
Apogee Enterprises, Inc.	12,800	206,848
Armstrong World Industries, Inc.	17,200	502,584
Gibraltar Industries, Inc.	28,640	457,381
NCI Building Systems, Inc.*	17,100	628,083
Quanex Building Products Corp.	26,200	389,332
Universal Forest Products, Inc.	21,600	647,136

		3,467,258

Capital Markets (1.6%)
Apollo Investment Corp.	15,300	219,249
BGC Partners, Inc., Class A*	4,100	30,955
FCStone Group, Inc.*	21,135	590,301
GFI Group, Inc.	34,960	314,990
HFF, Inc., Class A*	11,300	64,297
KBW, Inc.*	3,956	81,414
Knight Capital Group, Inc., Class A*	49,700	893,606
LaBranche & Co., Inc.*	6,906	48,894
MCG Capital Corp.	30,772	122,473
Patriot Capital Funding, Inc.	42,903	268,144
Penson Worldwide, Inc.*	8,300	99,185
Piper Jaffray Cos.*	4,000	117,320
Sanders Morris Harris Group, Inc.	84,290	571,486
Stifel Financial Corp.*	5,000	171,950
SWS Group, Inc.	73,575	1,222,081
TICC Capital Corp.	8,190	44,717
TradeStation Group, Inc.*	21,970	222,995
Waddell & Reed Financial, Inc., Class A	28,000	980,280

		6,064,337

Chemicals (2.9%)
Agrium, Inc.	3,500	376,390
CF Industries Holdings, Inc.	6,100	932,080
Ferro Corp.	7,630	143,139
H.B. Fuller Co.	33,500	751,740
Hercules, Inc.	118,750	2,010,437
Innospec, Inc.	14,600	274,772
Koppers Holdings, Inc.	4,800	200,976
Methanex Corp.	30,298	848,950
Minerals Technologies, Inc.	5,200	330,668
Nalco Holding Co.	44,410	939,272
NewMarket Corp.	4,900	324,527
O.M. Group, Inc.*	8,100	265,599
Penford Corp.	55,580	827,030
Rockwood Holdings, Inc.*	17,500	609,000
Sensient Technologies Corp.	53,110	1,495,578
Spartech Corp.	18,200	171,626
W.R. Grace & Co.*	19,500	458,055
Zep, Inc.	7,400	110,112

		11,069,951

6 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

Commercial Banks (6.2%)
1st Source Corp.	8,300	$133,630
Amcore Financial, Inc.	17,528	99,208
Ameris Bancorp	11,180	97,266
Bancfirst Corp.	7,000	299,600
Banco Latinoamericano de Exportaciones SA	11,900	192,661
Bank of the Ozarks, Inc.	15,100	224,386
Banner Corp.	3,500	31,010
Boston Private Financial Holdings, Inc.	44,600	252,882
Cathay General Bancorp	8,500	92,395
Central Pacific Financial Corp.	36,600	390,156
Chemical Financial Corp.	11,655	237,762
Citizens Republic Bancorp, Inc.	11,847	33,409
City Bank	13,300	114,380
City Holding Co.	22,800	929,556
Colonial BancGroup, Inc. (The)	27,300	120,666
Columbia Banking System, Inc.	23,430	452,902
Community Bank System, Inc.	12,300	253,626
Community Trust Bancorp, Inc.	22,270	584,810
CVB Financial Corp.	54,820	517,501
East West Bancorp, Inc.	20,300	143,318
First Bancorp North Carolina	5,200	65,728
First Bancorp Puerto Rico	92,700	587,718
First Citizens BancShares, Inc.	3,038	423,771
First Community Bancshares, Inc.	8,000	225,600
First Merchants Corp.	9,100	165,165
First Midwest Bancorp, Inc.	14,690	273,969
First State Bancorp	880	4,840
FirstMerit Corp.	14,000	228,340
FNB Corp.	21,600	254,448
Fulton Financial Corp.	25,500	256,275
Glacier Bancorp, Inc.	5,900	94,341
Great Southern Bancorp, Inc.	40,593	329,615
Green Bankshares, Inc.	15,400	215,908
Hanmi Financial Corp.	81,700	425,657
Heartland Financial USA, Inc.	4,200	76,398
Heritage Commerce Corp.	2,300	22,770
IBERIABANK Corp.	20,900	929,423
Independent Bank Corp.	28,700	684,208
Integra Bank Corp.	12,900	101,007
Lakeland Bancorp, Inc.	6,400	77,952
Lakeland Financial Corp.	8,500	162,180
MainSource Financial Group, Inc.	15,810	245,055
Midwest Banc Holdings, Inc.	12,890	62,774
Nara Bancorp, Inc.	18,400	197,432
National Penn Bancshares, Inc.	120,619	1,601,820
NBT Bancorp, Inc.	27,179	560,159
Old National Bancorp	29,800	424,948
Old Second Bancorp, Inc.	2,500	29,050
Oriental Financial Group	15,000	213,900
Pacific Capital Bancorp	39,900	549,822
PacWest Bancorp	8,200	122,016
Peoples Bancorp, Inc.	8,900	168,922
Prosperity Bancshares, Inc.	15,800	422,334
Provident Bankshares Corp.	26,300	167,794
Renasant Corp.	12,900	190,017
Republic Bancorp, Inc., Class A	7,155	176,013
S&T Bancorp, Inc.	2,600	75,556
Santander BanCorp	3,300	35,013
SCBT Financial Corp.	3,314	94,648
Sierra Bancorp	7,844	129,426
Signature Bank*	68,450	1,763,272
Simmons First National Corp., Class A	15,300	427,941
Southside Bancshares, Inc.	9,110	167,988
Southwest Bancorp, Inc.	24,700	284,050
StellarOne Corp.	1,519	22,177
Sterling Bancorp	9,915	118,484
Sterling Bancshares, Inc.	41,000	372,690
Sterling Financial Corp.	76,205	315,489
Suffolk Bancorp	3,900	114,582
SVB Financial Group*	6,280	302,131
Taylor Capital Group, Inc.	7,300	54,677
Trico Bancshares	8,900	97,455
UCBH Holdings, Inc.	38,100	85,725
UMB Financial Corp.	15,250	781,868
Umpqua Holdings Corp.	25,996	315,331
Union Bankshares Corp.	26,693	397,459
United Bankshares, Inc.	6,800	156,060
United Community Banks, Inc.	21,800	185,954
Washington Trust Bancorp, Inc.	8,900	175,330
West Coast Bancorp	28,300	245,361
Wilshire Bancorp, Inc.	99,650	854,001

		23,511,161

Commercial Services & Supplies (2.9%)
Administaff, Inc.	10,300	287,267
American Ecology Corp.	71,580	2,113,757
Comfort Systems U.S.A., Inc.	43,100	579,264
COMSYS IT Partners, Inc.*	11,200	102,144
Consolidated Graphics, Inc.*	13,200	650,364
CRA International, Inc.*	3,500	126,525
Deluxe Corp.	75,300	1,341,846
Duff & Phelps Corp., Class A*	92,695	1,535,029
Ennis, Inc.	43,330	678,115
Geo Group, Inc. (The)*	12,500	281,250
IKON Office Solutions, Inc.	42,200	476,016
Kforce, Inc.*	17,900	151,971
Kimball International, Inc., Class B	24,100	199,548
On Assignment, Inc.*	88,800	712,176
School Specialty, Inc.*	1,200	35,676

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Commercial Services & Supplies (continued)

Spherion Corp.*	38,800	$179,256
United Stationers, Inc.*	8,200	302,990
Viad Corp.	14,500	373,955
Volt Information Sciences, Inc.*	22,315	265,772
Watson Wyatt Worldwide, Inc., Class A	12,245	647,638

		11,040,559

Communications Equipment (3.1%)
3Com Corp.*	56,900	120,628
ADC Telecommunications, Inc.*	158,240	2,337,205
Arris Group, Inc.*	212,176	1,792,887
Avocent Corp.*	19,100	355,260
Bel Fuse, Inc., Class B	300	7,413
Black Box Corp.	9,600	261,024
Cogo Group, Inc.*	7,800	71,058
DG FastChannel, Inc.*	38,800	669,300
Digi International, Inc.*	13,300	104,405
Emulex Corp.*	65,000	757,250
Finisar Corp.*	23,000	27,370
Foundry Networks, Inc.*	15,700	185,574
Harmonic, Inc.*	114,550	1,089,371
MRV Communications, Inc.*	12,900	15,351
Plantronics, Inc.	12,800	285,696
Polycom, Inc.*	8,300	202,188
Powerwave Technologies, Inc.*	679,070	2,886,047
Sycamore Networks, Inc.*	165,200	531,944
UTStarcom, Inc.*	11,100	60,717

		11,760,688

Computers & Peripherals (0.6%)
Adaptec, Inc.*	18,400	58,880
Electronics for Imaging, Inc.*	25,900	378,140
Hypercom Corp.*	286,113	1,258,897
Imation Corp.	15,300	350,676
Palm, Inc.	5,500	29,645
Quantum Corp.*	111,300	150,255

		2,226,493

Construction & Engineering (0.7%)
Dycom Industries, Inc.*	40,570	589,076
EMCOR Group, Inc.*	14,200	405,126
MasTec, Inc.*	20,200	215,332
Michael Baker Corp.*	13,900	304,132
Perini Corp.*	21,300	703,965
Sterling Construction Co., Inc.*	3,848	76,421
URS Corp.*	11,115	466,497

		2,760,549

Construction Materials (0.1%)
U.S. Concrete, Inc.*	58,610	278,984

Consumer Finance (0.8%)
Advance America Cash Advance Centers, Inc.	24,500	124,460
Advanta Corp., Class B	25,500	160,395
Cash America International, Inc.	37,600	1,165,600
CompuCredit Corp.*	19,400	116,400
Dollar Financial Corp.*	36,623	553,373
World Acceptance Corp.*	27,600	929,292

		3,049,520

Containers & Packaging (1.9%)
Greif, Inc., Class A	10,990	703,690
Myers Industries, Inc.	40,500	330,075
Rock-Tenn Co., Class A	74,741	2,241,482
Silgan Holdings, Inc.	75,992	3,855,834

		7,131,081

Distributor (0.1%)
Core-Mark Holding Co., Inc.*	13,200	345,840

Diversified Consumer Services (0.7%)
Regis Corp.	9,600	252,960
Service Corp. International	175,980	1,735,163
Stewart Enterprises, Inc., Class A	73,800	531,360

		2,519,483

Diversified Financial Services (0.3%)
Compass Diversified Holdings	14,200	162,306
Encore Capital Group, Inc.*	10,700	94,481
Financial Federal Corp.	14,100	309,636
Interactive Brokers Group, Inc., Class A*	12,200	391,986

		958,409

Diversified Telecommunication Services (1.5%)
Atlantic Tele-Network, Inc.	4,800	132,048
CenturyTel, Inc.	44,900	1,597,991
Cincinnati Bell, Inc.*	319,700	1,272,406
Consolidated Communications Holdings, Inc.	6,400	95,296
Iowa Telecommunications Services, Inc.	18,100	318,741
NTELOS Holdings Corp.	42,300	1,073,151
Premiere Global Services, Inc.*	71,900	1,048,302

		5,537,935

Electric Utilities (2.4%)
Allete, Inc.	8,700	365,400
Cleco Corp.	24,200	564,586
El Paso Electric Co.*	38,400	760,320
Portland General Electric Co.	92,600	2,085,352

8 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

Electric Utilities (continued)

UIL Holdings Corp.	11,633	$342,127
UniSource Energy Corp.	45,900	1,423,359
Westar Energy, Inc.	176,550	3,797,590

		9,338,734

Electrical Equipment (1.5%)
A.O. Smith Corp.	8,900	292,187
Acuity Brands, Inc.	20,300	976,024
Belden, Inc.	8,200	277,816
Brady Corp., Class A	15,400	531,762
Encore Wire Corp.	12,400	262,756
GrafTech International Ltd.*	79,300	2,127,619
Regal-Beloit Corp.	33,881	1,431,472

		5,899,636

Electronic Equipment & Instruments (2.2%)
Anixter International, Inc.*	19,700	1,171,953
Benchmark Electronics, Inc.*	25,125	410,542
Celestica, Inc.*	18,800	158,484
Checkpoint Systems, Inc.*	11,700	244,296
CTS Corp.	25,500	256,275
DTS, Inc.*	63,960	2,003,227
Electro Scientific Industries, Inc.*	2,600	36,842
Insight Enterprises, Inc.*	9,300	109,089
Mettler Toledo International, Inc.*	3,100	294,066
Napco Security Systems, Inc.*	203,754	923,006
Newport Corp.*	10,900	124,151
Park Electrochemical Corp.	6,500	158,015
PC Connection, Inc.*	12,600	117,306
Plexus Corp.*	5,700	157,776
SYNNEX Corp.*	23,000	577,070
Tech Data Corp.*	17,200	582,908
Technitrol, Inc.	22,300	378,877
TTM Technologies, Inc.*	50,100	661,821

		8,365,704

Energy Equipment & Services (2.7%)
Allis-Chalmers Energy, Inc.*	11,930	212,354
Basic Energy Services, Inc.*	10,909	343,634
Cal Dive International, Inc.*	156,000	2,229,240
Gulfmark Offshore, Inc.*	30,800	1,791,944
IHS, Inc., Class A*	36,290	2,525,784
Pioneer Drilling Co.*	13,700	257,697
RPC, Inc.	11,487	192,982
SEACOR Holdings, Inc.*	12,750	1,141,252
Trico Marine Services, Inc.*	26,900	979,698
Union Drilling, Inc.*	7,300	158,264
Willbros Group, Inc.*	10,000	438,100

		10,270,949

Food & Staples Retailing (1.1%)
Andersons, Inc. (The)	6,057	246,581
BJ’s Wholesale Club, Inc.*	7,700	297,990
Casey’s General Stores, Inc.	2,300	53,291
Longs Drug Stores Corp.	11,030	464,473
Nash Finch Co.	49,779	1,705,926
Pantry, Inc. (The)*	7,200	76,752
Ruddick Corp.	4,800	164,688
Spartan Stores, Inc.	49,100	1,129,300
United Natural Foods, Inc.*	2,654	51,700

		4,190,701

Food Products (0.5%)
Flowers Foods, Inc.	13,300	376,922
Fresh Del Monte Produce, Inc.*	29,000	683,530
Ralcorp Holdings, Inc.*	20,500	1,013,520

		2,073,972

Health Care Equipment & Supplies (2.4%)
CONMED Corp.*	48,963	1,299,968
Greatbatch, Inc.*	16,500	285,450
Haemonetics Corp.*	24,010	1,331,595
Invacare Corp.	24,200	494,648
Inverness Medical Innovations, Inc.*	66,640	2,210,449
IRIS International, Inc.*	71,350	1,116,627
MAKO Surgical Corp*	82,500	603,900
Power Medical Interventions, Inc.*	4,100	22,755
SonoSite, Inc.*	58,150	1,628,781
STERIS Corp.	8,900	255,964
SurModics, Inc.*	900	40,356

		9,290,493

Health Care Providers & Services (2.8%)
Alliance Imaging, Inc.*	13,500	117,045
AMERIGROUP Corp.*	39,200	815,360
AMN Healthcare Services, Inc.*	12,400	209,808
Apria Healthcare Group, Inc.*	6,500	126,035
Assisted Living Concepts, Inc., Class A*	154,326	848,793
Bio-Reference Laboratories, Inc.*	84,200	1,878,502
Chemed Corp.	5,800	212,338
Five Star Quality Care, Inc.*	98,570	466,236
Gentiva Health Services, Inc.*	52,700	1,003,935
Healthspring, Inc.*	11,140	188,043
Hythiam, Inc.*	212,880	515,170
Landauer, Inc.	12,650	711,436
Magellan Health Services, Inc.*	10,300	381,409
Molina Healthcare, Inc.*	4,400	107,096
Pediatrix Medical Group, Inc.*	18,530	912,232
PSS World Medical, Inc.*	8,200	133,660
Psychiatric Solutions, Inc.*	14,500	548,680
RehabCare Group, Inc.*	6,600	105,798
Res-Care, Inc.*	21,600	384,048

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services (continued)

Sunrise Senior Living, Inc.*	44,990	$1,011,375

		10,676,999

Health Care Technology (0.0%)
MedAssets, Inc.*	7,600	129,580

Hotels, Restaurants & Leisure (1.4%)
Bob Evans Farms, Inc.	1,800	51,480
CBRL Group, Inc.	7,625	186,889
Domino’s Pizza, Inc.*	21,600	248,400
Great Wolf Resorts, Inc.*	61,562	269,026
Jack in the Box, Inc.*	44,000	986,040
Multimedia Games, Inc.*	206,820	914,144
Papa John’s International, Inc.*	6,000	159,540
Ruby Tuesday, Inc.	124,790	673,866
Ruth’s Hospitality Group, Inc.*	27,600	142,968
Shuffle Master, Inc.*	143,071	706,771
Texas Roadhouse, Inc., Class A*	100,400	900,588

		5,239,712

Household Durables (1.1%)
American Greetings Corp., Class A	21,100	260,374
Ethan Allen Interiors, Inc.	14,500	356,700
Furniture Brands International, Inc.	23,600	315,296
Helen of Troy Ltd.*	4,900	78,988
Jarden Corp.*	3,772	68,801
Russ Berrie & Co., Inc.*	23,789	189,599
Tupperware Brands Corp.	89,050	3,047,291

		4,317,049

Industrial Conglomerates (0.6%)
Raven Industries, Inc.	4,125	135,218
Teleflex, Inc.	36,370	2,021,808

		2,157,026

Information Technology Services (2.0%)
CACI International, Inc., Class A*	6,779	310,275
Ciber, Inc.*	82,500	512,325
CSG Systems International, Inc.*	14,200	156,484
CyberSource Corp.*	18,000	301,140
Forrester Research, Inc.*	4,000	123,520
Gartner, Inc.*	24,500	507,640
Global Cash Access Holdings, Inc.*	16,100	110,446
infoGROUP, Inc.	3,400	14,926
Mantech International Corp., Class A*	8,375	403,005
MAXIMUS, Inc.	5,100	177,582
Ness Technologies, Inc.*	49,910	505,089
NeuStar, Inc., Class A*	42,950	926,002
Perot Systems Corp., Class A*	53,240	799,132
SAIC, Inc.*	55,300	1,150,793
Sapient Corp.*	73,800	473,796
SI International, Inc.*	4,800	100,512
SYKES Enterprises, Inc.*	53,438	1,007,841
Virtusa Corp.*	4,200	42,546
Wright Express Corp.*	7,400	183,520

		7,806,574

Insurance (3.4%)
American Physicians Capital, Inc.	8,100	392,364
Amerisafe, Inc.*	51,200	816,128
Amtrust Financial Services, Inc.	69,720	878,472
Argo Group International Holdings Ltd.*	13,031	437,320
Aspen Insurance Holdings Ltd.	56,700	1,342,089
Assured Guaranty Ltd.	42,600	766,374
Castlepoint Holdings Ltd.	5,900	53,631
CNA Surety Corp.*	4,970	62,821
Delphi Financial Group, Inc., Class A	41,275	955,104
FPIC Insurance Group, Inc.*	6,800	308,176
Hallmark Financial Services*	4,300	41,581
Harleysville Group, Inc.	8,700	294,321
Infinity Property & Casualty Corp.	3,900	161,928
Max Capital Group Ltd.	37,600	802,008
Meadowbrook Insurance Group, Inc.	17,100	90,630
Navigators Group, Inc.*	12,600	681,030
Phoenix Cos., Inc. (The)	9,700	73,817
Platinum Underwriters Holdings Ltd.	40,300	1,314,183
PMA Capital Corp., Class A*	68,800	633,648
ProAssurance Corp.*	3,900	187,629
RLI Corp.	2,800	138,516
Safety Insurance Group, Inc.	20,500	730,825
SeaBright Insurance Holdings, Inc.*	12,900	186,792
Selective Insurance Group	29,900	560,924
United Fire & Casualty Co.	12,040	324,237
Zenith National Insurance Corp.	22,050	775,278

		13,009,826

Internet & Catalog Retail (0.5%)
FTD Group, Inc.	79,200	1,055,736
NutriSystem, Inc.	41,150	581,861
PC Mall, Inc.*	6,000	81,360

		1,718,957

10 Semiannual Report 2008

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Internet Software & Services (0.6%)
EarthLink, Inc.*	44,300	$383,195
Interwoven, Inc.*	26,400	317,064
Perficient, Inc.*	12,824	123,880
SonicWALL, Inc.*	19,000	122,550
United Online, Inc.	37,900	380,137
ValueClick, Inc.*	4,485	67,948
Websense, Inc.*	59,900	1,008,716

		2,403,490

Leisure Equipment & Products (0.5%)
JAKKS Pacific, Inc.*	60,600	1,324,110
RC2 Corp.*	12,400	230,144
Steinway Musical Instruments*	10,000	264,000

		1,818,254

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	9,500	768,455
Cambrex Corp.*	150,880	885,666
Exelixis, Inc.*	14,400	72,000
Medivation, Inc.*	3,800	44,954

		1,771,075

Machinery (3.6%)
Actuant Corp., Class A	15,200	476,520
AGCO Corp.*	12,390	649,360
Astec Industries, Inc.*	3,800	122,132
Barnes Group, Inc.	63,476	1,465,661
Blount International, Inc.*	26,200	304,182
Cascade Corp.	9,400	397,808
CIRCOR International, Inc.	26,300	1,288,437
Columbus McKinnon Corp.*	17,400	418,992
Commercial Vehicle Group, Inc.*	7,000	65,450
Dynamic Materials Corp.	17,800	586,510
EnPro Industries, Inc.*	34,300	1,280,762
Gehl Co.*	5,759	85,176
Hardinge, Inc.	32,519	428,275
Hurco Cos., Inc.*	4,317	133,352
IDEX Corp.	13,420	494,393
Kadant, Inc.*	1,400	31,640
Kennametal, Inc.	42,900	1,396,395
Mueller Industries, Inc.	16,200	521,640
Oshkosh Corp.	13,300	275,177
Tennant Co.	8,700	261,609
Titan Machinery, Inc.*	18,050	565,326
Valmont Industries, Inc.	5,470	570,466
Wabtec Corp.	40,900	1,988,558

		13,807,821

Marine (1.9%)
Eagle Bulk Shipping, Inc.	21,256	628,540
Excel Maritime Carriers Ltd.	6,500	255,125
Genco Shipping & Trading Ltd.	16,700	1,088,840
Omega Navigation Enterprises, Inc., Class A	110,612	1,826,204
Paragon Shipping, Inc., Class A	17,842	299,567
Safe Bulkers, Inc.*	77,250	1,455,390
Star Bulk Carriers Corp.	3,190	37,610
TBS International Ltd., Class A*	33,700	1,346,315
Ultrapetrol Bahamas Ltd.*	31,390	395,828

		7,333,419

Media (2.0%)
Arbitron, Inc.	68,150	3,237,125
Cox Radio, Inc., Class A*	35,600	420,080
Entercom Communications Corp., Class A	23,300	163,566
Interactive Data Corp.	28,000	703,640
Lee Enterprises, Inc.	45,200	180,348
Lin TV Corp., Class A*	12,400	73,904
Regal Entertainment Group, Class A	103,704	1,584,597
Scholastic Corp.*	18,400	527,344
Sinclair Broadcast Group, Inc., Class A	71,700	544,920
Valassis Communications, Inc.*	8,000	100,160
Westwood One, Inc.*	29,900	37,076

		7,572,760

Metals & Mining (0.8%)
Commercial Metals Co.	11,100	418,470
Compass Minerals International, Inc.	11,000	886,160
Gerdau Ameristeel Corp.	13,600	262,480
Olympic Steel, Inc.	5,300	402,376
Steel Dynamics, Inc.	9,900	386,793
Stillwater Mining Co.*	7,000	82,810
Sutor Technology Group Ltd.*	1,800	12,726
Worthington Industries, Inc.	29,100	596,550

		3,048,365

Multi-Utilities (0.7%)
Black Hills Corp.	4,100	131,446
PNM Resources, Inc.	28,800	344,448
Vectren Corp.	74,750	2,332,947

		2,808,841

Multiline Retail (0.2%)
Dollar Tree, Inc.*	9,700	317,093
Fred’s, Inc., Class A	13,300	149,492
Tuesday Morning Corp.*	71,193	292,603

		759,188

2008 Semiannual Report 11

Common Stocks (continued)
	Shares	Value

Natural Gas Utilities (1.4%)
Laclede Group, Inc. (The)	6,000	$242,220
New Jersey Resources Corp.	46,300	1,511,695
Nicor, Inc.	1,900	80,921
Northwest Natural Gas Co.	9,000	416,340
Piedmont Natural Gas Co.	10,931	285,955
South Jersey Industries, Inc.	20,700	773,352
Southwest Gas Corp.	39,200	1,165,416
WGL Holdings, Inc.	24,100	837,234

		5,313,133

Oil, Gas & Consumable Fuels (5.0%)
Alon USA Energy, Inc.	17,400	208,104
Approach Resources, Inc.*	8,690	232,805
Berry Petroleum Co., Class A	26,039	1,533,176
Bois d’Arc Energy, Inc.*	15,260	370,971
Callon Petroleum Co.*	5,800	158,688
Cimarex Energy Co.	9,600	668,832
Comstock Resources, Inc.*	13,100	1,106,033
Concho Resources, Inc.*	9,800	365,540
Energy Partners Ltd.*	11,156	166,447
Evergreen Energy, Inc.*	246,240	428,458
Foundation Coal Holdings, Inc.	28,370	2,513,015
Frontline Ltd.	8,000	558,240
Infinity Bio-Energy Ltd.*	155,500	598,675
Knightsbridge Tankers Ltd.	40,692	1,310,689
McMoRan Exploration Co.*	11,200	308,224
Nordic American Tanker Shipping	7,934	307,998
Parallel Petroleum Corp.*	22,730	457,555
Rosetta Resources, Inc.*	12,542	357,447
St. Mary Land & Exploration Co.	8,200	530,048
Stone Energy Corp.*	30,200	1,990,482
Swift Energy Co.*	17,300	1,142,838
Teekay Tankers Ltd., Class A	32,079	744,553
TXCO Resources, Inc.*	23,496	276,313
Vaalco Energy, Inc.*	24,000	203,280
Warren Resources, Inc.*	154,750	2,271,730
Western Refining, Inc.	18,700	221,408

		19,031,549

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*	129,588	1,096,314
Schweitzer-Mauduit International, Inc.	44,050	742,243

		1,838,557

Personal Products (0.7%)
Chattem, Inc.*	11,400	741,570
Elizabeth Arden, Inc.*	18,860	286,295
Physicians Formula Holdings, Inc.*	99,043	926,052
Prestige Brands Holdings, Inc.*	63,000	671,580

		2,625,497

Pharmaceuticals (1.1%)
Alpharma, Inc., Class A*	6,800	153,204
Auxilium Pharmaceuticals, Inc.*	5,000	168,100
Barrier Therapeutics, Inc.*	8,400	33,768
Cypress Bioscience, Inc.*	6,000	43,140
Endo Pharmaceuticals Holdings, Inc.*	32,350	782,546
KV Pharmaceutical Co., Class A*	102,800	1,987,124
Par Pharmaceutical Cos., Inc.*	4,900	79,527
Perrigo Co.	12,500	397,125
ULURU, Inc.*	10,300	8,755
Valeant Pharmaceuticals International*	7,900	135,169
Viropharma, Inc.*	27,200	300,832

		4,089,290

Real Estate Investment Trusts (REITs) (6.2%)
Anthracite Capital, Inc.	78,500	552,640
Anworth Mortgage Asset Corp.	39,400	256,494
Arbor Realty Trust, Inc.	18,600	166,842
Ashford Hospitality Trust, Inc.	400,380	1,849,756
Associated Estates Realty Corp.	4,800	51,408
BioMed Realty Trust, Inc.	34,200	838,926
Capital Trust, Inc., Class A	7,300	140,233
CBRE Realty Finance, Inc.	165,200	568,288
Cedar Shopping Centers, Inc.	31,900	373,868
DCT Industrial Trust, Inc.	85,200	705,456
DiamondRock Hospitality Co.	53,800	585,882
Duke Realty Corp.	8,000	179,600
Education Realty Trust, Inc.	134,500	1,566,925
Entertainment Properties Trust	30,400	1,502,976
Equity Lifestyle Properties, Inc.	12,200	536,800
Extra Space Storage, Inc.	7,300	112,128
First Industrial Realty Trust, Inc.	16,500	453,255
First Potomac Realty Trust	23,600	359,664
Glimcher Realty Trust	9,100	101,738
Hersha Hospitality Trust	75,100	567,005
Home Properties, Inc.	4,300	206,658
Inland Real Estate Corp.	28,400	409,528
Lexington Realty Trust	189,200	2,578,796
LTC Properties, Inc.	18,100	462,636
Maguire Properties, Inc.	9,500	115,615
MFA Mortgage Investments, Inc.	122,100	796,092
National Retail Properties, Inc.	77,600	1,621,840
NorthStar Realty Finance Corp.	63,300	526,656

12 Semiannual Report 2008

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Real Estate Investment Trusts (continued)

Omega Healthcare Investors, Inc.	11,600	$193,140
Parkway Properties, Inc.	22,500	758,925
Pennsylvania Real Estate Investment Trust	48,800	1,129,232
Resource Capital Corp.	10,700	77,147
Saul Centers, Inc.	14,400	676,656
Senior Housing Properties Trust	67,200	1,312,416
Strategic Hotels & Resorts, Inc.	31,527	295,408
Sun Communities, Inc.	3,000	54,690
Sunstone Hotel Investors, Inc.	38,300	635,780
Urstadt Biddle Properties, Inc., Class A	9,100	133,406
Washington Real Estate Investment Trust	13,700	411,685

		23,866,190

Road & Rail (0.2%)
Arkansas Best Corp.	12,200	447,008
Celadon Group, Inc.*	20,800	207,792
Werner Enterprises, Inc.	14,990	278,514

		933,314

Semiconductors & Semiconductor Equipment (2.8%)
Actel Corp.*	9,600	161,760
Advanced Energy Industries, Inc.*	10,700	146,590
Amkor Technology, Inc.*	34,300	357,063
Anadigics, Inc.*	55,000	541,750
Applied Micro Circuits Corp.*	7,975	68,266
Asyst Technologies, Inc.*	6,300	22,491
Brooks Automation, Inc.*	9,000	74,430
Cirrus Logic, Inc.*	23,600	131,216
Cohu, Inc.	2,300	33,764
DSP Group, Inc.*	9,700	67,900
Eagle Test Systems, Inc.*	6,400	71,680
Entegris, Inc.*	38,838	254,389
Integrated Device Technology, Inc.*	174,900	1,738,506
Kulicke & Soffa Industries, Inc.*	17,300	126,117
Lattice Semiconductor Corp.*	21,800	68,234
LSI Corp.*	73,400	450,676
Micrel, Inc.	1,643	15,033
MKS Instruments, Inc.*	18,600	407,340
Novellus Systems, Inc.*	17,800	377,182
Pericom Semiconductor Corp.*	5,300	78,652
Photronics, Inc.*	7,000	49,280
PMC — Sierra, Inc.*	86,900	664,785
RF Micro Devices, Inc.*	56,700	164,430
Semtech Corp.*	9,000	126,630
Silicon Image, Inc.*	197,680	1,433,180
Silicon Motion Technology Corp. ADR — TW*	16,264	235,015
Silicon Storage Technology, Inc.*	13,300	36,841
Skyworks Solutions, Inc.*	97,300	960,351
Standard Microsystems Corp.*	10,400	282,360
Teradyne, Inc.*	65,300	722,871
TriQuint Semiconductor, Inc.*	68,400	414,504
Zoran Corp.*	51,100	597,870

		10,881,156

Software (3.9%)
Actuate Corp.*	222,500	869,975
Aspen Technology, Inc.*	55,000	731,500
Corel Corp.*	58,918	551,472
Fair Isaac Corp.	58,450	1,214,007
Jack Henry & Associates, Inc.	4,727	102,292
JDA Software Group, Inc.*	11,100	200,910
Macrovision Solutions Corp.*	81,200	1,214,752
Mentor Graphics Corp.*	28,600	451,880
Parametric Technology Corp.*	28,871	481,280
Progress Software Corp.*	11,200	286,384
Quest Software, Inc.*	54,830	812,032
Solera Holdings, Inc.*	61,200	1,692,792
SPSS, Inc.*	2,500	90,925
Sybase, Inc.*	129,800	3,818,716
THQ, Inc.*	114,718	2,324,187
TIBCO Software, Inc.*	16,400	125,460

		14,968,564

Specialty Retail (2.7%)
Aaron Rents, Inc.	4,550	101,602
Asbury Automotive Group, Inc.	76,470	982,639
Brown Shoe Co., Inc.	38,300	518,965
Buckle, Inc. (The)	6,326	289,288
Cabela’s, Inc.*	2,200	24,222
Cato Corp. (The), Class A	11,200	159,488
Charming Shoppes, Inc.*	206,617	948,372
Coldwater Creek, Inc.*	50,100	264,528
Collective Brands, Inc.*	53,500	622,205
Conn’s, Inc.*	4,500	72,315
CSK Auto Corp.*	15,400	161,392
Dress Barn, Inc.*	46,461	621,648
DSW, Inc., Class A*	200	2,356
Finish Line, Class A*	24,100	209,670
Guess?, Inc.	14,681	549,803
Gymboree Corp.*	16,439	658,711
Men’s Wearhouse, Inc.	32,100	522,909
Monro Muffler, Inc.	64,555	999,957
Office Depot, Inc.*	28,900	316,166
Rent-A-Center, Inc.*	63,600	1,308,252
Shoe Carnival, Inc.*	5,000	58,950
Stage Stores, Inc.	43,225	504,436

2008 Semiannual Report 13

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)

Systemax, Inc.	15,200	$268,280
Tween Brands, Inc.*	2,300	37,858

		10,204,012

Textiles, Apparel & Luxury Goods (0.7%)
Deckers Outdoor Corp.*	3,600	501,120
Maidenform Brands, Inc.*	24,300	328,050
Movado Group, Inc.	8,300	164,340
Oxford Industries, Inc.	2,000	38,300
Perry Ellis International, Inc.*	22,450	476,389
Phillips-Van Heusen Corp.	13,030	477,159
Quiksilver, Inc.*	8,000	78,560
Skechers USA, Inc., Class A*	10,400	205,504
Warnaco Group, Inc. (The)*	10,900	480,363

		2,749,785

Thrifts & Mortgage Finance (1.2%)
Berkshire Hills Bancorp, Inc.	700	16,555
Brookline Bancorp, Inc.	30,700	293,185
Dime Community Bancshares	28,450	469,709
Downey Financial Corp.	9,700	26,869
Federal Agricultural Mortgage Corp., Class C	13,900	344,442
First Financial Holdings, Inc.	8,700	149,466
First Niagara Financial Group, Inc.	85,396	1,098,193
First Place Financial Corp.	8,100	76,140
FirstFed Financial Corp.*	8,100	65,124
Flushing Financial Corp.	72,990	1,383,160
MASSBANK Corp.	500	19,790
Ocwen Financial Corp.*	16,900	78,585
Provident Financial Services, Inc.	6,600	92,466
TrustCo Bank Corp. NY	8,190	60,770
United Community Financial Corp.	22,100	82,875
WSFS Financial Corp.	6,600	294,360

		4,551,689

Tobacco (0.3%)
Alliance One International, Inc.*	149,600	764,456
Universal Corp.	12,300	556,206

		1,320,662

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies, Inc.	66,150	1,598,845
Beacon Roofing Supply, Inc.*	28,500	302,385
Electro Rent Corp.	3,500	43,890
Genesis Lease Ltd. ADR — IE	16,400	169,412
Interline Brands, Inc.*	17,690	281,802
Watsco, Inc.	5,600	234,080

		2,630,414

Water Utility (0.1%)
American States Water Co.	5,600	195,664

Wireless Telecommunication Services (0.6%)
Centennial Communications Corp.*	86,700	606,033
Syniverse Holdings, Inc.*	96,700	1,566,540
USA Mobility, Inc.	4,500	33,975

		2,206,548

Total Common Stocks		351,839,929

U.S. Treasury Note (0.2%) (a)
United States Treasury Note, 4.63%, 11/30/08	$925,000	935,118

Total U.S. Treasury Note		935,118

Warrants* (0.0%)

Health Care Providers & Services (0.0%)
Hythiam, Inc., 0.00% expiring 07/13/13	19,000	0

Total Warrants		0

Mutual Funds (3.1%)
Money Market Fund (3.1%)
AIM Liquid Assets Portfolio	11,959,496	11,959,496

Total Mutual Funds		11,959,496

Total Investments (Cost $411,433,330)(b) — 95.4%		364,734,543

Other assets in excess of liabilities — 4.6%		17,471,473

NET ASSETS — 100.0%		$382,206,016

*	Denotes a non-income producing security.

(a)	All or a part of the security was pledged as collateral for futures contracts as of June 30, 2008.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland

TW	Taiwan

14 Semiannual Report 2008

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

At June 30, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	Depreciation

34	Russell 2000 Futures	09/19/08	11,758,900	(177,491)

See accompanying notes to financial statements.

2008 Semiannual Report 15

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Multi-Manager
Small Cap Value Fund

Assets:
Investments, at value (cost $411,433,330)	$364,734,543
Cash	7,422,206
Interest and dividends receivable	694,180
Receivable for capital shares issued	153,063
Receivable for investments sold	17,381,406
Prepaid expenses and other assets	13,084

Total Assets	390,398,482

Liabilities:
Payable for variation margin on futures contracts	5,208
Payable for investments purchased	7,255,123
Payable for capital shares redeemed	606,427
Accrued expenses and other payables:
Investment advisory fees	224,123
Fund administration and transfer agent fees	28,838
Distribution fees	6,875
Administrative services fees	3,055
Custodian fees	6,850
Trustee fees	6,268
Compliance program costs (Note 3)	732
Other	48,967

Total Liabilities	8,192,466

Net Assets	$382,206,016

Represented by:
Capital	$443,090,630
Accumulated net investment income	318,092
Accumulated net realized losses from investment and futures transactions	(14,326,428)
Net unrealized appreciation/(depreciation) from investments and futures	(46,876,278)

Net Assets	$382,206,016

Net Assets:
Class I Shares	$313,057,237
Class II Shares	31,269,450
Class III Shares	675,749
Class IV Shares	34,667,904
Class Y Shares	2,535,676

Total	$382,206,016

See accompanying notes to financial statements.

2008 Semiannual Report 16

Statement of Assets and Liabilities (Continued)

	NVIT Multi-Manager
	Small Cap Value Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	34,940,976
Class II Shares	3,531,372
Class III Shares	75,284
Class IV Shares	3,869,762
Class Y Shares	283,099

Total	42,700,493

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.96
Class II Shares	$8.86	(a)
Class III Shares	$8.98
Class IV Shares	$8.96
Class Y Shares	$8.96

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

17 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Multi-Manager
Small Cap
Value Fund

INVESTMENT INCOME:
Interest income	$13,013
Dividend income	4,251,750
Foreign tax withholding	(41)

Total Income	4,264,722

Expenses:
Investment advisory fees	1,843,217
Fund administration and transfer agent fees	110,828
Distribution fees Class II Shares	41,930
Administrative services fees Class I Shares	102,534
Administrative services fees Class II Shares	8,391
Administrative services fees Class III Shares	566
Administrative services fees Class IV Shares	28,695
Custodian fees	59,912
Trustee fees	9,204
Compliance program costs (Note 3)	1,465
Other	58,258

Total expenses before earnings credit and expenses waived	2,265,000
Earnings credit (Note 6)	(25,681)
Investment advisory fees waived	(51,956)

Net Expenses	2,187,363

Net Investment Income	2,077,359

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(5,301,217)
Net realized losses from futures transactions	(1,841,046)

Net realized losses from investment and futures transactions	(7,142,263)
Net change in unrealized appreciation/(depreciation) from investments and futures	(36,547,682)

Net realized/unrealized losses from investments and futures	(43,689,945)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(41,612,586)

See accompanying notes to financial statements.

2008 Semiannual Report 18

Statements of Changes in Net Assets

	NVIT Multi-Manager
	Small Cap Value Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$2,077,359	$3,940,373
Net realized gains (losses) from investment and futures transactions	(7,142,263)	57,421,688
Net change in unrealized appreciation/(depreciation) from investments and futures	(36,547,682)	(97,181,623)

Change in net assets resulting from operations	(41,612,586)	(35,819,562)

Distributions to Shareholders From:
Net investment income:
Class I	(1,494,035)	(5,625,747)
Class II	(110,668)	(422,572)
Class III	(2,967)	(14,321)
Class IV	(146,743)	(571,422)
Class Y (a)	(5,802)	–
Net realized gains:
Class I	–	(61,344,302)
Class II	–	(5,656,029)
Class III	–	(147,730)
Class IV	–	(6,062,465)

Change in net assets from shareholder distributions	(1,760,215)	(79,844,588)

Change in net assets from capital transactions	(64,716,044)	(90,181,317)

Change in net assets	(108,088,845)	(205,845,467)

Net Assets:
Beginning of period	490,294,861	696,140,328

End of period	$382,206,016	$490,294,861

Accumulated net investment income at end of period	$318,092	$948

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,265,069	$16,216,652
Dividends reinvested	1,494,035	66,969,844
Cost of shares redeemed	(74,847,133)	(163,358,248)

	(61,088,029)	(80,171,752)

Class II Shares
Proceeds from shares issued	1,912,293	3,476,522
Dividends reinvested	110,664	6,078,587
Cost of shares redeemed	(4,893,728)	(18,288,308)

	(2,870,771)	(8,733,199)

Class III Shares
Proceeds from shares issued	30,132	128,284
Dividends reinvested	2,967	162,051
Cost of shares redeemed	(264,613)	(542,925)

	(231,514)	(252,590)

See accompanying notes to financial statements.

19 Semiannual Report 2008

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager
	Small Cap Value Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$514,731	$2,599,055
Dividends reinvested	146,740	6,633,878
Cost of shares redeemed	(3,891,254)	(10,256,709)

	(3,229,783)	(1,023,776)

Class Y Shares (a)
Proceeds from shares issued	2,699,620	–
Dividends reinvested	5,802	–
Cost of shares redeemed	(1,369)	–

	2,704,053	–

Change in net assets from capital transactions	$(64,716,044)	$(90,181,317)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,331,112	1,299,008
Reinvested	160,021	6,290,854
Redeemed	(8,058,243)	(13,223,151)

	(6,567,110)	(5,633,289)

Class II Shares
Issued	205,022	281,574
Reinvested	11,986	579,300
Redeemed	(534,482)	(1,489,109)

	(317,474)	(628,235)

Class III Shares
Issued	3,209	10,000
Reinvested	317	15,184
Redeemed	(28,436)	(44,054)

	(24,910)	(18,870)

Class IV Shares
Issued	55,345	224,930
Reinvested	15,712	623,802
Redeemed	(417,528)	(835,141)

	(346,471)	13,591

Class Y Shares(a)
Issued	282,621	–
Reinvested	619	–
Redeemed	(141)	–

	283,099	–

Total change in shares	(6,972,866)	(6,266,803)

(a)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 20

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Small Cap Value Fund

		Investment Activities			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset	Net	Unrealized										Ratio of	Investment	(Prior to
	Value,	Investment	Gains	Total from	Net			Net		Net Asset		Net Assets	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) on	Investment	Investment			Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	(Loss)	Investments	Activities	Income			Gains	Distributions	of Period	Return (a)	Period (000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	$9.88	0.05	(0.93)	(0.88)	(0.04)			–	(0.04)	$8.96	(8.91%)	$313,057	1.01%	1.01%	1.03%	55.28%
Year ended December 31, 2007	$12.45	0.10	(0.87)	(0.77)	(0.15)			(1.65)	(1.80)	$9.88	(6.89%)	$410,073	1.14%	0.66%	1.14%	94.94%
Year ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)			(1.00)	(1.06)	$12.45	17.29%	$587,084	1.13%	0.47%	(e)	115.12%
Year ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)			(1.46)	(1.47)	$11.53	3.07%	$634,107	1.12%	0.09%	(e)	188.69%
Year ended December 31, 2004	$11.56	(0.01)	2.01	2.00	–	(f	)	(0.94)	(0.94)	$12.62	17.30%	$754,412	1.11%	(0.09%)	(e)	132.11%
Year ended December 31, 2003	$7.37	(0.02)	4.21	4.19	–			–	–	$11.56	56.85%	$715,099	1.11%	(0.18%)	(e)	126.29%
Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$9.76	0.04	(0.91)	(0.87)	(0.03)			–	(0.03)	$8.86	(8.92%)	$31,269	1.25%	0.78%	1.28%	55.28%
Year ended December 31, 2007	$12.34	0.06	(0.87)	(0.81)	(0.12)			(1.65)	(1.77)	$9.76	(7.23%)	$37,579	1.39%	0.38%	1.39%	94.94%
Year ended December 31, 2006	$11.43	0.03	1.91	1.94	(0.03)			(1.00)	(1.03)	$12.34	17.10%	$55,229	1.38%	0.23%	(e)	115.12%
Year ended December 31, 2005	$12.55	(0.02)	0.36	0.34	–	(f	)	(1.46)	(1.46)	$11.43	2.78%	$44,096	1.38%	(0.15%)	(e)	188.69%
Year ended December 31, 2004	$11.53	(0.03)	1.99	1.96	–			(0.94)	(0.94)	$12.55	17.00%	$41,804	1.36%	(0.30%)	(e)	132.11%
Year ended December 31, 2003 (g)	$7.37	(0.04)	4.20	4.16	–			–	–	$11.53	56.45%	$18,446	1.36%	(0.41%)	(e)	126.29%
Class III Shares
Six Months ended June 30, 2008 (Unaudited)	$9.90	0.05	(0.93)	(0.88)	(0.04)			–	(0.04)	$8.98	(8.93%)	$676	1.09%	0.91%	1.12%	55.28%
Year ended December 31, 2007	$12.48	0.10	(0.88)	(0.78)	(0.15)			(1.65)	(1.80)	$9.90	(6.92%)	$992	1.11%	0.68%	1.12%	94.94%
Year ended December 31, 2006	$11.55	0.07	1.92	1.99	(0.06)			(1.00)	(1.06)	$12.48	17.37%	$1,485	1.12%	0.47%	(e)	115.12%
Year ended December 31, 2005	$12.64	0.03	0.35	0.38	(0.01)			(1.46)	(1.47)	$11.55	3.06%	$1,445	1.13%	0.08%	(e)	188.69%
Year ended December 31, 2004	$11.57	(0.01)	2.02	2.01	–	(f	)	(0.94)	(0.94)	$12.64	17.37%	$2,029	1.11%	(0.09%)	(e)	132.11%
Year ended December 31, 2003 (g)	$7.38	(0.01)	4.20	4.19	–			–	–	$11.57	56.78%	$2,568	1.11%	(0.13%)	(e)	126.29%
Class IV Shares
Six Months ended June 30, 2008 (Unaudited)	$9.88	0.05	(0.93)	(0.88)	(0.04)			–	(0.04)	$8.96	(8.95%)	$34,668	1.10%	0.92%	1.13%	55.28%
Year ended December 31, 2007	$12.45	0.09	(0.86)	(0.77)	(0.15)			(1.65)	(1.80)	$9.88	(6.92%)	$41,650	1.10%	0.67%	1.11%	94.94%
Year ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)			(1.00)	(1.06)	$12.45	17.40%	$52,343	1.12%	0.48%	(e)	115.12%
Year ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)			(1.46)	(1.47)	$11.53	3.07%	$52,727	1.12%	0.10%	(e)	188.69%
Year ended December 31, 2004	$11.56	(0.01)	2.01	2.00	–	(f	)	(0.94)	(0.94)	$12.62	17.30%	$58,521	1.11%	(0.08%)	(e)	132.11%
Period ended December 31, 2003 (h)	$7.49	(0.01)	4.08	4.07	–			–	–	$11.56	54.34%	$53,826	1.10%	(0.18%)	(e)	126.29%
Class Y Shares
Period ended June 30, 2008 (Unaudited) (i)	$9.29	0.02	(0.32)	(0.30)	(0.03)			–	(0.03)	$8.96	(3.29%)	$2,536	0.92%	1.49%	0.95%	55.28%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.
(f)	The amount is less than $0.005 per share.
(g)	Net investment income (loss) is based on average shares outstanding during the period.
(h)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(i)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

21 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”) (formerly “Nationwide Multi-Manager NVIT Small Cap Value Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will

2008 Semiannual Report 22

involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

		Level 2 -Other Significant		Level 3 - Significant
Level 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$363,200,750	$(177,491)	$1,533,793	$—	$—	$—	$364,734,543	$(177,491)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

23 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least

2008 Semiannual Report 24

105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(f)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. To the extent these changes are permanent (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis:

25 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers*

- JPMorgan Investment Management, Inc.

- Epoch Investment Partners, Inc.

- Aberdeen Asset Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadvisers is as follows for six months ended June 30, 2008:

Fee Schedule	Fees

Up to $200 million	0.90%

$200 million or more	0.85%

From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $999,220 for the six months ended June 30, 2008.

The Trust and the Adviser have entered into a written agreement waiving management fees in the amount of 0.03% as a percentage of the Fund’s average daily net assets, for all share classes of the Fund. This agreement may be terminated at any time. The Adviser may not collect on, or make a claim for, such waived fees at any time in the future.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2008 Semiannual Report 26

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $326,720 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such cost amounted to $1,465.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of

27 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008 and the year ended December 31, 2007, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $226,397,173 and sales of $309,155,532.

For the six months ended June 30, 2008, the Fund had purchases of $1,336,158 and sales of $1,112,590 of U.S. Government securities.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extensions. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation

2008 Semiannual Report 28

from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$419,105,106	$19,456,295	$(73,826,858)	$(54,370,563)

29 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 30

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

31 Semiannual Report 2008

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 32

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

33 Semiannual Report 2008

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 34

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

35 Semiannual Report 2008

Supplemental Information
(Unaudited) (Continued)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadvisers, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadvisers, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that, although the Fund’s recent performance had been disappointing, more recent one-year annualized performance had shown improvement and the Adviser had agreed to a voluntary fee waiver of three basis points until the earlier of one year or until performance had improved. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadvisers to improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was approximately three basis points above the median, but the Adviser agreed to voluntarily waive three basis points of the advisory fee until the earlier of one year or until management presents information to the Board to show that the Fund’s performance has improved. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were above the median, but within the range of total expenses for the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

2008 Semiannual Report 36

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreements with respect to the Fund should be renewed.

37 Semiannual Report 2008

Gartmore NVIT Worldwide Leaders Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-WWL (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Gartmore NVIT Worldwide Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

Gartmore			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Worldwide			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Leaders Fund			01/01/08	06/30/08	01/01/08 - 06/30/08(a)	01/01/08 - 06/30/08(a)

Class I	Actual		1,000.00	859.10	5.78	1.25
	Hypothetical	(b)	1,000.00	1,018.65	6.27	1.25

Class III	Actual		1,000.00	858.70	6.19	1.34
	Hypothetical	(b)	1,000.00	1,018.20	6.72	1.34

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

3 Semiannual Report 2008

Portfolio Summary	Gartmore NVIT Worldwide Leaders Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.4%
Other assets in excess of liabilities	2.6%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	10.0%
Real Estate Management & Development	7.3%
Software	6.6%
Metals & Mining	6.4%
Pharmaceutical	6.0%
Food & Staples Retailing	5.7%
Hotels, Restaurants & Leisure	5.2%
Electrical Equipment	4.5%
Food Products	4.3%
Chemicals	4.0%
Other	40.0%

100.0%

Top Holdings

McDonald’s Corp.	5.2%
ABB Ltd.	4.5%
Nestle SA	4.3%
Tesco PLC	4.2%
Rio Tinto PLC	4.0%
Royal Dutch Shell PLC, Class B	3.8%
Apple, Inc.	3.5%
AT&T, Inc.	3.4%
E. ON AG	3.4%
Teva Pharmaceutical Industries Ltd. ADR	3.3%
Other	60.4%

100.0%

Top Countries

United States	39.2%
United Kingdom	17.6%
Japan	15.0%
Switzerland	8.8%
Germany	7.1%
Israel	3.3%
Hong Kong	2.4%
Brazil	2.0%
Canada	2.0%
Other	2.6%

100.0%

2008 Semiannual Report 4

Statement of Investments
June 30, 2008 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund

Common Stocks (97.4%)
	Shares	Value

BRAZIL (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Petroleo Brasileiro SA ADR	14,200	$822,890

CANADA (2.0%)
Chemicals (2.0%)
Agrium, Inc.	7,600	817,304

GERMANY (7.1%) (a)
Electric Utility (3.4%)
E. ON AG	6,700	1,349,590

Pharmaceutical (2.7%)
Bayer AG	12,900	1,082,847

Software (1.0%)
SAP AG	7,800	406,722

		2,839,159

HONG KONG (2.4%) (a)
Real Estate Management & Development (2.4%)
Cheung Kong Holdings Ltd.	71,000	960,165

ISRAEL (3.3%)
Pharmaceutical (3.3%)
Teva Pharmaceutical Industries Ltd. ADR	29,300	1,341,940

JAPAN (15.0%) (a)
Automobiles (2.9%)
Toyota Motor Corp.	24,600	1,161,382

Food & Staples Retailing (1.5%)
Seven & I Holdings Co. Ltd.	21,400	612,835

Machinery (1.0%)
THK Co. Ltd.	20,700	402,850

Real Estate Management & Development (4.9%)
Mitsubishi Estate Co. Ltd.	35,000	801,425
Mitsui Fudosan Co. Ltd.	55,000	1,177,331

		1,978,756

Tobacco (2.5%)
Japan Tobacco, Inc.	236	1,006,648

Trading Companies & Distributors (2.2%)
Mitsubishi Corp.	26,200	863,431

		6,025,902

SWITZERLAND (8.8%) (a)
Electrical Equipment (4.5%)
ABB Ltd.*	63,600	1,800,693

Food Products (4.3%)
Nestle SA	38,600	1,739,922

		3,540,615

UNITED KINGDOM (17.6%) (a)
Commercial Banks (3.2%)
HSBC Holdings PLC	40,000	615,827
Royal Bank of Scotland Group PLC	161,200	686,168

		1,301,995

Food & Staples Retailing (4.2%)
Tesco PLC	228,800	1,673,312

Metals & Mining (6.4%)
BHP Billiton PLC	24,900	954,800
Rio Tinto PLC	13,500	1,625,569

		2,580,369

Oil, Gas & Consumable Fuels (3.8%)
Royal Dutch Shell PLC, Class B	38,000	1,521,455

		7,077,131

UNITED STATES (39.2%)
Aerospace & Defense (2.6%)
Lockheed Martin Corp.	10,450	1,030,997

Biotechnology (2.5%)
Gilead Sciences, Inc.*	19,100	1,011,345

Capital Markets (2.4%)
Charles Schwab Corp. (The)	47,000	965,380

Chemicals (2.0%)
Mosaic Co. (The)*	5,600	810,320

Computers & Peripherals (3.5%)
Apple, Inc.*	8,500	1,423,240

Diversified Financial Services (1.5%)
JPMorgan Chase & Co.	17,200	590,132

Diversified Telecommunication Services (3.4%)
AT&T, Inc.	40,500	1,364,445

Energy Equipment & Services (3.3%)
Transocean, Inc.*	8,656	1,319,088

Hotels, Restaurants & Leisure (5.2%)
McDonald’s Corp.	37,100	2,085,762

Machinery (3.0%)
Deere & Co.	16,700	1,204,571

Oil, Gas & Consumable Fuels (4.2%)
Apache Corp.	4,700	653,300
Hess Corp.	8,400	1,059,996

		1,713,296

Software (5.6%)
Microsoft Corp.	36,100	993,111

5 Semiannual Report 2008

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Software (continued)

Oracle Corp.*	60,300	$1,266,300

		2,259,411

		15,777,987

Total Common Stocks		39,203,093

Total Investments (Cost $38,180,601) (b) — 97.4%		39,203,093

Other assets in excess of liabilities — 2.6%		1,044,877

NET ASSETS — 100.0%		$40,247,970

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

2008 Semiannual Report 6

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

	Gartmore NVIT
	Worldwide Leaders
	Fund

Assets:
Investments, at value (cost $38,180,601)	$39,203,093
Foreign currencies, at value (cost $1,362)	1,363
Interest and dividends receivable	40,011
Receivable for capital shares issued	425
Receivable for investments sold	1,699,892
Unrealized appreciation on forward foreign currency contracts	73
Reclaims receivable	13,087
Prepaid expenses and other assets	358

Total Assets	40,958,302

Liabilities:
Cash overdraft	261,634
Payable for investments purchased	292,480
Unrealized depreciation on forward foreign currency contracts	248
Payable for capital shares redeemed	26,536
Accrued expenses and other payables:
Investment advisory fees	100,174
Fund administration and transfer agent fees	4,468
Administrative services fees	5,233
Custodian fees	416
Trustee fees	1,007
Compliance program costs (Note 3)	78
Other	18,058

Total Liabilities	710,332

Net Assets	$40,247,970

Represented by:
Capital	$34,761,145
Accumulated net investment income	66,379
Accumulated net realized gains from investment and foreign currency transactions	4,273,049
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	1,147,397

Net Assets	$40,247,970

Net Assets:
Class I Shares	$22,047,393
Class III Shares	18,200,577

Total	$40,247,970

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,354,263
Class III Shares	1,118,250

Total	2,472,513

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$16.28
Class III Shares	$16.27	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

7 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

Gartmore NVIT
Worldwide Leaders
Fund

INVESTMENT INCOME:
Interest income	$11,348
Dividend income	442,867
Income from securities lending (Note 2)	12,937
Foreign tax withholding	(32,189)

Total Income	434,963

Expenses:
Investment advisory fees	197,129
Fund administration and transfer agent fees	16,944
Administrative services fees Class I Shares	14,765
Administrative services fees Class III Shares	22,140
Custodian fees	9,066
Trustee fees	1,517
Compliance program costs (Note 3)	156
Printing fees	22,970
Other	3,427

Total expenses before earnings credit	288,114
Earnings credit (Note 6)	(57)

Net Expenses	288,057

Net Investment Income	146,906

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(1,027,436)
Net realized losses on foreign currency transactions	(5,048)

Net realized losses from investment and foreign currency transactions	(1,032,484)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(6,646,661)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(7,679,145)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,532,239)

See accompanying notes to financial statements.

2008 Semiannual Report 8

Statement of Changes in Net Assets

	Gartmore NVIT Worldwide Leaders Fund

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2008	2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$146,906	$226,934
Net realized gains (losses) from investment and foreign currency transactions	(1,032,484)	9,997,434
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(6,646,661)	403,955

Change in net assets resulting from operations	(7,532,239)	10,587,498

Distributions to Shareholders From:
Net investment income:
Class I	(47,858)	(113,059)
Class III	(32,669)	(127,021)

Change in net assets from shareholder distributions	(80,527)	(240,080)

Change in net assets from capital transactions	(6,875,636)	(8,168,357)

Change in net assets	(14,488,402)	2,179,061

Net Assets:
Beginning of period	54,736,372	52,557,311

End of period	$40,247,970	$54,736,372

Accumulated net investment income at end of period	$66,379	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$493,501	$3,129,245
Dividends reinvested	47,858	113,057
Cost of shares redeemed	(3,122,698)	(9,090,437)

	(2,581,339)	(5,848,135)

Class III Shares
Proceeds from shares issued	927,734	16,511,318
Dividends reinvested	32,669	127,018
Cost of shares redeemed	(5,254,700)	(18,958,558)

	(4,294,297)	(2,320,222)

Change in net assets from capital transactions	$(6,875,636)	$(8,168,357)

SHARE TRANSACTIONS:
Class I Shares
Issued	28,891	173,782
Reinvested	2,892	6,225
Redeemed	(186,984)	(520,030)

	(155,201)	(340,023)

Class III Shares
Issued	55,475	963,538
Reinvested	1,974	7,013
Redeemed	(312,867)	(1,053,775)

	(255,418)	(83,224)

Total change in shares	(410,619)	(423,247)

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Gartmore NVIT Worldwide Leaders Fund

		Investment Activities			Distributions				Ratios / Supplemental Data

			Net Realized								Ratio of Net	Ratio of
			and								Investment	Expenses
	Net Asset	Net	Unrealized	Total					Net Assets	Ratio of	Income	(Prior to
	Value,	Investment	Gains	from	Net		Net Asset		at End of	Expenses	(Loss) to	Reimbursements)
	Beginning	Income	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	to Average	Average	to Average	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	$18.99	0.07	(2.74)	(2.67)	(0.04)	(0.04)	$16.28	(14.09%)	$22,047	1.25%	0.70%	1.25%	122.95%
Year ended December 31, 2007	$15.90	0.06	3.10	3.16	(0.07)	(0.07)	$18.99	19.90%	$28,659	1.30%	0.33%	1.30%	270.07%
Year ended December 31, 2006	$12.73	0.13	3.16	3.29	(0.12)	(0.12)	$15.90	25.88%	$29,403	1.21%	0.96%	(e)	269.37%
Year ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	(0.10)	$12.73	19.34%	$29,173	1.29%	0.18%	(e)	360.00%
Year ended December 31, 2004	$9.32	0.09	1.37	1.46	–	–	$10.78	15.67%	$28,776	1.25%	0.95%	(e)	452.01%
Year ended December 31, 2003	$6.85	0.01	2.46	2.47	–	–	$9.32	36.06%	$27,624	1.32%	0.30%	(e)	603.34%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	$18.98	0.06	(2.74)	(2.68)	(0.03)	(0.03)	$16.27	(14.13%)	$18,201	1.34%	0.61%	1.34%	122.95%
Year ended December 31, 2007	$15.89	0.08	3.09	3.17	(0.08)	(0.08)	$18.98	19.94%	$26,077	1.26%	0.43%	1.26%	270.07%
Year ended December 31, 2006	$12.73	0.12	3.16	3.28	(0.12)	(0.12)	$15.89	25.81%	$23,155	1.20%	0.93%	(e)	269.37%
Year ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	(0.10)	$12.73	19.34%	$16,198	1.29%	0.13%	(e)	360.00%
Year ended December 31, 2004	$9.32	0.09	1.37	1.46	–	–	$10.78	15.67%	$7,376	1.25%	0.94%	(e)	452.01%
Period ended December 31, 2003 (f)	$6.89	(0.01)	2.44	2.43	–	–	$9.32	35.27%	$5,853	1.35%	(0.31%)	(e)	603.34%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from May 2, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

2008 Semiannual Report 10

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT Worldwide Leaders Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

11 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$18,760,121	$20,442,972	$—	$39,203,093

2008 Semiannual Report 12

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

13 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value/market value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities, which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short, if any, includes the deposits with brokers and securities held long would be shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the

2008 Semiannual Report 14

portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis:

15 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”) whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser of the fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the MSCI World Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Out or Underperformance	Change in Fees

+/− 1 percentage point	+/− 0.02%

+/− 2 percentage points	+/− 0.04%

+/− 3 percentage points	+/− 0.06%

+/− 4 percentage points	+/− 0.08%

+/− 5 percentage points or more	+/− 0.10%

2008 Semiannual Report 16

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $50 million	0.80%	0.90%	1.00%

On assets up to $50 million or more	0.75%	0.85%	0.95%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $122,346 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $34,944 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs

17 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $156.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III had contributions to capital due to collection of redemption fees of $1,520.

For the year ended December 31, 2007, Class III had contributions to capital due to collection of redemption fees of $12,731.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $55,070,649 and sales of $62,295,690.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extensions. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign

2008 Semiannual Report 18

governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.  The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$38,389,604	$3,155,261	$(2,341,772)	$813,489

19 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 20

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

21 Semiannual Report 2008

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 22

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

23 Semiannual Report 2008

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 24

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

25 Semiannual Report 2008

Supplemental Information
(Unaudited) (Continued)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been good in all periods. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain or improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was higher, but the higher fee was justified for this concentrated Fund, and the performance-based fee structure resulted in a higher advisory fee as a result of the good performance of the Fund. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were high, primarily due to the Fund’s relatively small asset base relative to its peers, and the higher performance-based advisory fee for this concentrated Fund as a result of the Fund’s good performance. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 26

NVIT Mid Cap Index Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statement of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCX (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Mid Cap Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Mid Cap Index Fund			01/01/08	06/30/08	01/01/08 - 06/30/08(a)	01/01/08 - 06/30/08(a)

Class I	Actual		1,000.00	959.60	1.90	0.39
	Hypothetical	(b)	1,000.00	1,022.92	1.96	0.39

Class II	Actual		1,000.00	958.50	2.97	0.61
	Hypothetical	(b)	1,000.00	1,021.83	3.07	0.61

Class Y(c)	Actual		1,000.00	960.00	1.46	0.30
	Hypothetical	(b)	1,000.00	1,023.37	1.51	0.30

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

3 Semiannual Report 2008

Portfolio Summary	NVIT Mid Cap Index Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	98.5%
Repurchase Agreements	2.2%
Other Investments*	6.5%
Liabilities in excess of other assets**	-7.2%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	6.8%
Machinery	6.1%
Real Estate Investment Trusts (REITs)	5.6%
Chemicals	4.2%
Energy Equipment & Services	4.1%
Commercial Services & Supplies	3.8%
Specialty Retail	3.7%
Multi-Utilities	3.7%
Insurance	3.3%
Electronic Equipment & Instruments	3.1%
Other	55.6%

100.0%

Top Holdings***

Arch Coal, Inc.	1.0%
Cleveland-Cliffs, Inc.	1.0%
Activision Blizzard, Inc.	1.0%
FMC Technologies, Inc.	0.9%
Pioneer Natural Resources Co.	0.9%
Denbury Resources, Inc.	0.8%
Equitable Resources, Inc.	0.8%
Newfield Exploration Co.	0.8%
Joy Global, Inc.	0.8%
Pride International, Inc.	0.7%
Other	91.3%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

2008 Semiannual Report 4

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (98.5%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.*	38,700	$3,935,016
BE Aerospace, Inc.*	109,376	2,547,367
DRS Technologies, Inc.	47,700	3,754,944

		10,237,327

Airlines (0.1%)
AirTran Holdings, Inc.*(a)	134,200	273,768
Alaska Air Group, Inc.*	43,000	659,620
JetBlue Airways Corp.*(a)	216,500	807,545

		1,740,933

Auto Components (0.9%)
ArvinMeritor, Inc.	86,825	1,083,576
BorgWarner, Inc.	136,200	6,044,556
Gentex Corp.	168,000	2,425,920
Lear Corp.*	91,140	1,292,365
Modine Manufacturing Co.	34,900	431,713

		11,278,130

Automobiles (0.1%) (a)
Thor Industries, Inc.	40,200	854,652

Beverages (0.3%)
Hansen Natural Corp.*(a)	71,600	2,063,512
PepsiAmericas, Inc.	66,200	1,309,436

		3,372,948

Biotechnology (1.0%)
Cephalon, Inc.*(a)	79,500	5,301,855
PDL BioPharma, Inc.	140,400	1,491,048
Vertex Pharmaceuticals, Inc.*	164,790	5,515,521

		12,308,424

Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	48,027	4,325,311
Apollo Investment Corp. (a)	167,333	2,397,882
Eaton Vance Corp.	134,800	5,359,648
Jefferies Group, Inc. (a)	139,700	2,349,754
Raymond James Financial, Inc.	109,625	2,893,004
SEI Investments Co.	144,100	3,389,232
Waddell & Reed Financial, Inc., Class A	101,800	3,564,018

		24,278,849

Chemicals (4.2%)
Airgas, Inc.	97,100	5,669,669
Albemarle Corp.	88,500	3,532,035
Cabot Corp.	75,000	1,823,250
CF Industries Holdings, Inc.	56,750	8,671,400
Chemtura Corp.	276,400	1,614,176
Cytec Industries, Inc.	49,300	2,689,808
Ferro Corp.	48,400	907,984
FMC Corp.	87,800	6,799,232
Lubrizol Corp.	80,000	3,706,400
Minerals Technologies, Inc.	22,300	1,418,057
Olin Corp.	87,900	2,301,222
RPM International, Inc.	140,400	2,892,240
Scotts Miracle-Gro Co. (The), Class A	51,400	903,098
Sensient Technologies Corp.	54,600	1,537,536
Terra Industries, Inc.	107,080	5,284,398
Valspar Corp.	117,200	2,216,252

		51,966,757

Commercial Banks (2.4%)
Associated Bancorp	149,915	2,891,860
Bank of Hawaii Corp.	56,400	2,695,920
Cathay General Bancorp, Inc. (a)	58,700	638,069
City National Corp.	47,500	1,998,325
Colonial BancGroup, Inc. (The) (a)	238,070	1,052,270
Commerce Bancshares, Inc.	73,700	2,922,942
Cullen/Frost Bankers, Inc.	69,060	3,442,641
FirstMerit Corp.	95,500	1,557,605
PacWest Bancorp	29,250	435,240
SVB Financial Group*(a)	37,800	1,818,558
Synovus Financial Corp. (a)	388,000	3,387,240
TCF Financial Corp.	128,400	1,544,652
Webster Financial Corp.	62,300	1,158,780
Westamerica Bancorp (a)	34,300	1,803,837
Wilmington Trust Corp.	79,300	2,096,692

		29,444,631

Commercial Services & Supplies (3.8%)
Brink’s Co. (The)	55,700	3,643,894
ChoicePoint, Inc.*	79,733	3,843,130
Copart, Inc.*	79,800	3,417,036
Corporate Executive Board Co. (The)	39,900	1,677,795
Corrections Corp. of America*	145,700	4,002,379
Deluxe Corp.	58,400	1,040,688
Dun & Bradstreet Corp.	65,000	5,696,600
Herman Miller, Inc.	66,200	1,647,718
HNI Corp. (a)	52,300	923,618
Kelly Services, Inc., Class A	23,500	454,255
Korn/Ferry International*	51,500	810,095
Manpower, Inc.	93,100	5,422,144
Mine Safety Appliances Co. (a)	34,600	1,383,654
MPS Group, Inc.*	109,600	1,165,048
Navigant Consulting, Inc.*	52,180	1,020,641
Republic Services, Inc.	183,650	5,454,405
Rollins, Inc.	45,650	676,533

5 Semiannual Report 2008

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Commercial Services & Supplies (continued)

Stericycle, Inc.*	101,200	$5,232,040

		47,511,673

Communications Equipment (2.2%)
3Com Corp.*	451,300	956,756
ADC Telecommunications, Inc.*	138,454	2,044,966
ADTRAN, Inc.	66,600	1,587,744
Avocent Corp.*	52,600	978,360
CommScope, Inc.*	80,655	4,256,164
Dycom Industries, Inc.*	44,600	647,592
F5 Networks, Inc.*	96,200	2,734,004
Foundry Networks, Inc.*	171,400	2,025,948
Harris Corp.	157,900	7,972,371
Plantronics, Inc.	56,400	1,258,848
Polycom, Inc.*	102,900	2,506,644

		26,969,397

Computers & Peripherals (1.4%)
Diebold, Inc.	76,200	2,711,196
Imation Corp.	36,800	843,456
NCR Corp.*	196,610	4,954,572
Palm, Inc. (a)	127,000	684,530
Western Digital Corp.*	259,400	8,957,082

		18,150,836

Construction & Engineering (2.0%)
Granite Construction, Inc.	37,750	1,190,257
KBR, Inc.	198,660	6,935,221
Quanta Services, Inc.*	201,680	6,709,894
Shaw Group, Inc. (The)*	97,205	6,006,297
URS Corp.*	97,700	4,100,469

		24,942,138

Construction Materials (0.4%) (a)
Martin Marietta Materials, Inc.	48,480	5,022,043

Consumer Finance (0.1%) (a)
AmeriCredit Corp.*	132,290	1,140,340

Containers & Packaging (0.8%)
AptarGroup, Inc.	80,000	3,356,000
Packaging Corp. of America	107,600	2,314,476
Sonoco Products Co.	113,500	3,512,825
Temple-Inland, Inc.	125,000	1,408,750

		10,592,051

Diversified Consumer Services (1.7%)
Career Education Corp.*(a)	105,400	1,539,894
Corinthian Colleges, Inc.*(a)	100,400	1,165,644
DeVry, Inc.	70,300	3,769,486
ITT Educational Services, Inc.*	33,700	2,784,631
Matthews International Corp., Class A	36,020	1,630,265
Regis Corp.	50,400	1,328,040
Service Corp. International	304,700	3,004,342
Sotheby’s (a)	79,200	2,088,504
Strayer Education, Inc.	16,700	3,491,469

		20,802,275

Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	285,600	1,136,688

Electric Utilities (1.7%)
DPL, Inc. (a)	133,600	3,524,368
Great Plains Energy, Inc.	99,700	2,520,416
Hawaiian Electric Industries, Inc. (a)	95,000	2,349,350
IDACORP, Inc.	53,500	1,545,615
Northeast Utilities	182,500	4,659,225
Sierra Pacific Resources	272,710	3,466,144
Westar Energy, Inc.	126,300	2,716,713

		20,781,831

Electrical Equipment (1.4%)
Ametek, Inc.	124,850	5,895,417
Hubbell, Inc., Class B	64,500	2,571,615
Roper Industries, Inc.	104,600	6,891,048
Thomas & Betts Corp.*	60,200	2,278,570

		17,636,650

Electronic Equipment & Instruments (3.1%)
Amphenol Corp., Class A	205,200	9,209,376
Arrow Electronics, Inc.*	144,100	4,426,752
Avnet, Inc.*	176,400	4,812,192
FLIR Systems, Inc.*	160,900	6,527,713
Ingram Micro, Inc., Class A*	166,900	2,962,475
Kemet Corp.*	98,500	319,140
National Instruments Corp.	64,150	1,819,936
Tech Data Corp.*	62,300	2,111,347
Trimble Navigation Ltd.*	142,100	5,072,970
Vishay Intertechnology, Inc.*	213,050	1,889,753

		39,151,654

Energy Equipment & Services (4.1%)
Exterran Holdings, Inc.*	77,030	5,506,875
FMC Technologies, Inc.*	150,042	11,542,731
Helmerich & Payne, Inc.	122,300	8,808,046
Patterson-UTI Energy, Inc.	181,100	6,526,844
Pride International, Inc.*	196,700	9,301,943
Superior Energy Services, Inc.*	94,670	5,220,104
Tidewater, Inc. (a)	60,400	3,927,812

		50,834,355

2008 Semiannual Report 6

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	70,600	$2,732,220
Ruddick Corp.	43,900	1,506,209

		4,238,429

Food Products (1.1%)
Corn Products International, Inc.	86,370	4,241,631
Hormel Foods Corp.	84,600	2,928,006
J.M. Smucker Co. (The)	65,467	2,660,579
Lancaster Colony Corp.	23,300	705,524
Smithfield Foods, Inc.*	137,490	2,733,301
Tootsie Roll Industries, Inc. (a)	28,927	726,935

		13,995,976

Health Care Equipment & Supplies (2.9%)
Advanced Medical Optics, Inc.*(a)	70,186	1,315,286
Beckman Coulter, Inc.	73,800	4,983,714
Dentsply International, Inc.	174,600	6,425,280
Edwards Lifesciences Corp.*	64,400	3,995,376
Gen-Probe, Inc.*	63,400	3,010,232
Hill-Rom Holdings, Inc.	73,520	1,983,569
Hologic, Inc.*	299,800	6,535,640
Kinetic Concepts, Inc.*(a)	63,800	2,546,258
ResMed, Inc.*	90,800	3,245,192
STERIS Corp.	69,000	1,984,440

		36,024,987

Health Care Providers & Services (2.8%)
Apria Healthcare Group, Inc.*	50,800	985,012
Community Health Systems, Inc.*	113,000	3,726,740
Health Management Associates, Inc., A Shares*	286,050	1,862,185
Health Net, Inc.*	126,000	3,031,560
Henry Schein, Inc.*	105,900	5,461,263
Kindred Healthcare, Inc.*	35,490	1,020,692
LifePoint Hospitals, Inc.*	63,800	1,805,540
Lincare Holdings, Inc.*	86,130	2,446,092
Omnicare, Inc.	142,700	3,741,594
Psychiatric Solutions, Inc.*	65,100	2,463,384
Universal Health Services, Inc., Class B	59,700	3,774,234
VCA Antech, Inc.*	97,300	2,702,994
WellCare Health Plans, Inc.*	49,090	1,774,604

		34,795,894

Health Care Technology (0.3%)
Cerner Corp.*	78,530	3,547,985

Hotels, Restaurants & Leisure (1.1%)
Bob Evans Farms, Inc.	36,700	1,049,620
Boyd Gaming Corp. (a)	66,400	833,984
Brinker International, Inc.	119,140	2,251,746
CBRL Group, Inc.	26,300	644,613
Cheesecake Factory, (The)*(a)	79,250	1,260,868
Chipotle Mexican Grill, Inc., Class A*(a)	38,720	3,199,046
International Speedway Corp., Class A	34,400	1,342,632
Life Time Fitness, Inc.*(a)	40,060	1,183,773
Scientific Games Corp., Class A*	76,200	2,257,044

		14,023,326

Household Durables (1.4%)
American Greetings Corp., Class A	57,400	708,316
Blyth, Inc.	28,300	340,449
Furniture Brands International, Inc. (a)	57,800	772,208
Hovnanian Enterprises, Inc., A Shares*(a)	54,500	298,660
M.D.C. Holdings, Inc. (a)	41,500	1,620,990
Mohawk Industries, Inc.*(a)	65,000	4,166,500
NVR, Inc.*	6,209	3,104,997
Ryland Group, Inc.	50,000	1,090,500
Toll Brothers, Inc.*	151,000	2,828,230
Tupperware Brands Corp.	72,900	2,494,638

		17,425,488

Household Products (0.7%)
Church & Dwight Co., Inc.	78,050	4,398,118
Energizer Holdings, Inc.*	67,460	4,930,651

		9,328,769

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	70,600	2,047,400
Teleflex, Inc.	45,700	2,540,463

		4,587,863

Information Technology Services (1.9%)
Acxiom Corp.	76,100	874,389
Alliance Data Systems Corp.*	93,000	5,259,150
Broadridge Financial Solutions, Inc.	160,740	3,383,577
DST Systems, Inc.*(a)	53,900	2,967,195
Gartner, Inc.*	73,100	1,514,632
Global Payments, Inc.	91,290	4,254,114
Metavante Technologies, Inc.*	102,300	2,314,026
NeuStar, Inc., Class A*	91,160	1,965,410

7 Semiannual Report 2008

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Information Technology Services (continued)

SRA International, Inc., Class A*	49,500	$1,111,770

		23,644,263

Insurance (3.3%)
American Financial Group, Inc.	83,450	2,232,288
Arthur J. Gallagher & Co. (a)	108,700	2,619,670
Brown & Brown, Inc.	129,000	2,243,310
Everest Re Group Ltd.	72,700	5,794,917
Fidelity National Financial, Inc., Class A	251,365	3,167,199
First American Corp.	108,800	2,872,320
Hanover Insurance Group, Inc. (The)	58,400	2,482,000
HCC Insurance Holdings, Inc.	128,950	2,726,003
Horace Mann Educators Corp.	48,500	679,970
Mercury General Corp.	41,300	1,929,536
Old Republic International Corp.	268,737	3,181,846
Protective Life Corp.	79,600	3,028,780
StanCorp Financial Group, Inc.	57,100	2,681,416
Unitrin, Inc.	57,600	1,588,032
W.R. Berkley Corp.	172,750	4,173,640

		41,400,927

Internet & Catalog Retail (0.1%) (a)
NetFlix, Inc.*	53,150	1,385,621

Internet Software & Services (0.3%)
Digital River, Inc.*	43,730	1,687,103
ValueClick, Inc.*	112,000	1,696,800

		3,383,903

Leisure Equipment & Products (0.1%)
Callaway Golf Co.	78,300	926,289

Life Sciences Tools & Services (2.1%)
Affymetrix, Inc.*	82,100	844,809
Charles River Laboratories International, Inc.*	80,000	5,113,600
Covance, Inc.*	73,800	6,348,276
Invitrogen Corp.*	105,060	4,124,656
Pharmaceutical Product Development, Inc.	121,700	5,220,930
Techne Corp.*	45,100	3,490,289
Varian, Inc.*	34,800	1,776,888

		26,919,448

Machinery (6.1%)
AGCO Corp.*	107,600	5,639,316
Crane Co.	58,700	2,261,711
Donaldson Co., Inc.	80,300	3,584,592
Federal Signal Corp.	52,600	631,200
Flowserve Corp.	67,500	9,227,250
Graco, Inc.	71,350	2,716,295
Harsco Corp.	98,100	5,337,621
IDEX Corp.	93,630	3,449,329
Joy Global, Inc.	126,800	9,615,244
Kennametal, Inc.	89,600	2,916,480
Lincoln Electric Holdings, Inc.	49,200	3,872,040
Nordson Corp.	39,600	2,886,444
Oshkosh Corp.	85,700	1,773,133
Pentair, Inc.	115,100	4,030,802
SPX Corp.	62,610	8,247,615
Timken Co.	109,600	3,610,224
Trinity Industries, Inc. (a)	95,000	3,295,550
Wabtec Corp.	56,940	2,768,423

		75,863,269

Marine (0.2%)
Alexander & Baldwin, Inc.	48,700	2,218,285

Media (1.3%)
Belo Corp., A Shares	100,980	738,164
DreamWorks Animation SKG, Inc., Class A*	93,700	2,793,197
Entercom Communications Corp., Class A	32,500	228,150
Getty Images, Inc.*	55,240	1,874,293
Harte-Hanks, Inc.	50,950	583,377
John Wiley & Sons, Inc., Class A	50,800	2,287,524
Lamar Advertising Co., Class A*(a)	91,200	3,285,936
Lee Enterprises, Inc. (a)	46,800	186,732
Marvel Entertainment, Inc.*	58,200	1,870,548
Media General, Inc., Class A (a)	26,800	320,260
Scholastic Corp.*	30,700	879,862
Valassis Communications, Inc.*	56,300	704,876

		15,752,919

Metals & Mining (2.9%)
Carpenter Technology Corp.	56,180	2,452,257
Cleveland-Cliffs, Inc.	105,940	12,626,989
Commercial Metals Co.	133,900	5,048,030
Reliance Steel & Aluminum Co.	74,400	5,735,496
Steel Dynamics, Inc.	221,300	8,646,191
Worthington Industries, Inc.	75,700	1,551,850

		36,060,813

2008 Semiannual Report 8

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Multi-Utility (3.7%)
Alliant Energy Corp.	129,700	$4,443,522
Aquila, Inc.*	418,900	1,579,253
Black Hills Corp.	45,200	1,449,112
Energy East Corp.	181,290	4,481,489
MDU Resources Group, Inc.	213,950	7,458,297
NSTAR	125,500	4,244,410
OGE Energy Corp.	106,100	3,364,431
PNM Resources, Inc.	101,250	1,210,950
Puget Energy, Inc.	147,900	3,548,121
SCANA Corp.	137,000	5,069,000
Vectren Corp.	89,900	2,805,779
Wisconsin Energy Corp.	137,200	6,204,184

		45,858,548

Multiline Retail (0.4%)
99 Cents Only Stores *(a)	56,300	371,580
Dollar Tree, Inc.*	105,450	3,447,160
Saks, Inc.*(a)	168,800	1,853,424

		5,672,164

Natural Gas Utilities (2.7%)
AGL Resources, Inc.	90,000	3,112,200
Energen Corp.	84,100	6,562,323
Equitable Resources, Inc.	152,100	10,504,026
National Fuel Gas Co.	95,400	5,674,392
Oneok, Inc.	122,320	5,972,886
WGL Holdings, Inc.	58,400	2,028,816

		33,854,643

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	75,900	2,477,376

Oil, Gas & Consumable Fuels (6.8%)
Arch Coal, Inc.	168,800	12,665,064
Bill Barrett Corp.*	39,730	2,360,359
Cimarex Energy Co.	97,190	6,771,227
Denbury Resources, Inc.*	287,900	10,508,350
Encore Acquisition Co.*	62,550	4,703,134
Forest Oil Corp.*	104,070	7,753,215
Frontier Oil Corp.	122,000	2,917,020
Newfield Exploration Co.*	154,400	10,074,600
Overseas Shipholding Group, Inc.	31,530	2,507,266
Pioneer Natural Resources Co.	140,100	10,967,028
Plains Exploration & Production Co.*	125,780	9,178,167
Quicksilver Resources, Inc.*	120,100	4,640,664

		85,046,094

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	121,210	1,029,073

Personal Products (0.4%)
Alberto-Culver Co.	101,970	2,678,752
NBTY, Inc.*	60,550	1,941,233

		4,619,985

Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc.*	141,260	3,417,079
Medicis Pharmaceutical Corp., Class A	66,500	1,381,870
Par Pharmaceutical Cos., Inc.*	41,000	665,430
Perrigo Co. (a)	91,200	2,897,424
Sepracor, Inc.*	126,600	2,521,872
Valeant Pharmaceuticals International*(a)	105,100	1,798,261

		12,681,936

Real Estate Investment Trusts (REITs) (5.6%)
Alexandria Real Estate Equities, Inc.	37,750	3,674,585
AMB Property Corp.	114,970	5,792,189
BRE Properties, Inc.	60,100	2,601,128
Camden Property Trust	62,600	2,770,676
Cousins Properties, Inc. (a)	43,430	1,003,233
Duke Realty Corp.	172,430	3,871,053
Equity One, Inc. (a)	39,840	818,712
Federal Realty Investment Trust	69,000	4,761,000
Health Care REIT, Inc.	105,500	4,694,750
Highwoods Properties, Inc.	67,600	2,123,992
Hospitality Properties Trust	110,640	2,706,254
Liberty Property Trust	109,000	3,613,350
Macerich Co. (The)	87,700	5,448,801
Mack-Cali Realty Corp.	77,310	2,641,683
Nationwide Health Properties, Inc.	113,320	3,568,447
Potlatch Corp.	46,498	2,097,990
Rayonier, Inc.	92,177	3,913,835
Realty Income Corp. (a)	119,300	2,715,268
Regency Centers Corp.	82,100	4,853,752
UDR, Inc.	150,800	3,374,904
Weingarten Realty Investors	88,000	2,668,160

		69,713,762

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	37,430	2,252,912

Road & Rail (1.0%)
Avis Budget Group, Inc.*	118,640	993,017
Con-way, Inc.	53,700	2,537,862
J.B. Hunt Transport Services, Inc.	101,100	3,364,608
Kansas City Southern*	91,400	4,020,686

9 Semiannual Report 2008

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Road & Rail (continued)

Werner Enterprises, Inc. (a)	52,650	$978,237
YRC Worldwide, Inc.*(a)	67,500	1,003,725

		12,898,135

Semiconductors & Semiconductor Equipment (2.2%)
Atmel Corp.*	507,200	1,765,056
Cree, Inc.*(a)	105,400	2,404,174
Cypress Semiconductor Corp.*	176,580	4,370,355
Fairchild Semiconductor International, Inc.*	145,700	1,709,061
Integrated Device Technology, Inc.*	201,330	2,001,220
International Rectifier Corp.*	85,400	1,639,680
Intersil Corp., Class A	145,500	3,538,560
Lam Research Corp.*	146,580	5,298,867
RF Micro Devices, Inc.*	310,900	901,610
Semtech Corp.*	73,200	1,029,924
Silicon Laboratories, Inc.*	57,400	2,071,566
TriQuint Semiconductor, Inc.*	169,191	1,025,298

		27,755,371

Software (3.1%)
ACI Worldwide, Inc.*(a)	40,700	715,913
Activision Blizzard, Inc.*	347,300	11,832,511
Advent Software, Inc.*	20,700	746,856
Cadence Design Systems, Inc.*	302,700	3,057,270
Fair Isaac Corp. (a)	57,020	1,184,306
Jack Henry & Associates, Inc.	90,600	1,960,584
Macrovision Solutions Corp.*	98,000	1,466,080
McAfee, Inc.*	188,800	6,424,864
Mentor Graphics Corp.*	102,700	1,622,660
Parametric Technology Corp.*	135,490	2,258,618
Sybase, Inc.*	93,236	2,743,003
Synopsys, Inc.*	167,600	4,007,316
Wind River Systems, Inc.*	80,000	871,200

		38,891,181

Specialty Retail (3.7%)
Advance Auto Parts, Inc.	111,850	4,343,135
Aeropostale, Inc.*	78,650	2,464,105
American Eagle Outfitters, Inc.	241,600	3,293,008
AnnTaylor Stores Corp.*	69,520	1,665,699
Barnes & Noble, Inc. (a)	53,500	1,328,940
Borders Group, Inc. (a)	72,300	433,800
CarMax, Inc.*(a)	256,500	3,639,735
Charming Shoppes, Inc.*(a)	134,400	616,896
Chico’s FAS, Inc.*	208,100	1,117,497
Coldwater Creek, Inc.*	70,900	374,352
Collective Brands, Inc.*	75,500	878,065
Dick’s Sporting Goods, Inc.*	98,340	1,744,552
Foot Locker, Inc.	181,900	2,264,655
Guess?, Inc.	64,700	2,423,015
O’Reilly Automotive, Inc.*	133,000	2,972,550
Pacific Sunwear of California*	81,700	696,901
PetSmart, Inc.	149,600	2,984,520
Rent-A-Center, Inc.*	78,600	1,616,802
Ross Stores, Inc. (a)	155,800	5,534,016
Urban Outfitters, Inc.*	133,300	4,157,627
Williams-Sonoma, Inc. (a)	103,100	2,045,504

		46,595,374

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.*	110,500	2,998,970
Phillips-Van Heusen Corp.	60,400	2,211,848
Timberland Co., Class A*	53,800	879,630
Under Armour, Inc., Class A*(a)	42,800	1,097,392
Warnaco Group, Inc. (The)*	53,520	2,358,626

		9,546,466

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	96,350	1,934,708
First Niagara Financial Group, Inc.	129,600	1,666,656
New York Community Bancorp, Inc.	399,728	7,131,147
PMI Group, Inc. (The)	96,500	188,175
Radian Group, Inc. (a)	93,700	135,865
Washington Federal, Inc.	103,589	1,874,961

		12,931,512

Tobacco (0.1%)
Universal Corp.	31,800	1,437,996

Trading Companies & Distributors (1.0%)
Fastenal Co.	146,900	6,340,204
GATX Corp.	54,100	2,398,253
MSC Industrial Direct Co., Class A	53,200	2,346,652
United Rentals, Inc.*	89,500	1,755,095

		12,840,204

Water Utility (0.2%) (a)
Aqua America, Inc.	157,400	2,513,678

Wireless Telecommunication Services (0.5%)
Telephone & Data Systems, Inc.	107,300	5,072,071

2008 Semiannual Report 10

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Wireless Telecommunication Services (continued)

Telephone & Data Systems, Inc., Special Shares	16,600	$732,060

		5,804,131

Total Common Stocks		1,230,099,577

Repurchase Agreements (2.2%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $11,821,735, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of 12,057,379	$11,820,960	11,820,960
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $15,961,751, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $16,279,919	15,960,704	15,960,704

Total Repurchase Agreements		27,781,664

Securities Purchased With Collateral For Securities On Loan (6.5%)
	Shares or
	Principal Amount	Value

Repurchase Agreement (6.5%)
Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $81,020,429, collateralized by U.S. Government Agency Mortgages ranging 2.64% — 15.43%, maturing 12/15/13 — 05/25/38; total market value of $82,635,099	$81,014,803	$81,014,803

Total Securities Purchased With Collateral For Securities On Loan		81,014,803

Total Investments (Cost $1,327,107,158)(b) — 107.2%		1,338,896,044

Liabilities in excess of other assets — (7.2)%		(89,718,192)

NET ASSETS — 100.0%		$1,249,177,852

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2008.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

At June 30, 2008, the Fund’s open futures contracts were as follows:

			Notional Value
Number of	Long		Covered By	Unrealized
Contracts	Contracts	Expiration	Contracts	Depreciation

234	S&P 400 Futures	09/19/08	$19,216,080	$(1,092,124)

See accompanying notes to financial statements.

11 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Mid Cap Index Fund

Assets:
Investments, at value (cost $1,218,310,691)*	$1,230,099,577
Repurchase agreements, at cost and value†	108,796,467

Total Investments	1,338,896,044

Interest and dividends receivable	1,088,369
Receivable for capital shares issued	499,083
Prepaid expenses and other assets	72,654

Total Assets	1,340,556,150

Liabilities:
Cash overdraft	256,641
Payable for variation margin on futures contracts	42,120
Payable for investments purchased	9,137,489
Payable upon return of securities loaned (Note 2)	81,014,803
Payable for capital shares redeemed	570,531
Accrued expenses and other payables:
Investment advisory fees	241,096
Fund administration and transfer agent fees	67,266
Distribution fees	4,084
Administrative services fees	23,615
Custodian fees	6,705
Trustee fees	10,936
Compliance program costs (Note 3)	2,092
Other	920

Total Liabilities	91,378,298

Net Assets	$1,249,177,852

Represented by:
Capital	$1,157,653,817
Accumulated net investment income	545,384
Accumulated net realized gains from investment and futures transactions	79,189,765
Net unrealized appreciation/(depreciation) from investments and futures	11,788,886

Net Assets	$1,249,177,852

Net Assets:
Class I Shares	$433,108,385
Class II Shares	18,741,753
Class Y Shares	797,327,714

Total	$1,249,177,852

Shares outstanding (unlimited number of shares authorized):
Class I Shares	23,685,050
Class II Shares	1,028,746
Class Y Shares	43,599,184

Total	68,312,980

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$18.29
Class II Shares	$18.22
Class Y Shares	$18.29

*	Includes value of securities on loan of $88,123,558.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $81,014,803.

See accompanying notes to financial statements.

2008 NVIT Mid Cap Index Fund Report 12

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Mid Cap Index Fund

INVESTMENT INCOME:
Interest income	$672,094
Dividend income	9,377,154
Income from securities lending (Note 2)	866,869

Total Income	10,916,117

Expenses:
Investment advisory fees	1,399,229
Fund administration and transfer agent fees	312,222
Distribution fees Class II Shares	23,709
Administrative services fees Class I Shares	207,060
Administrative services fees Class II Shares	6,115
Custodian fees	63,109
Trustee fees	30,392
Compliance program costs (Note 3)	701
Other	107,321

Total expenses before earnings credit	2,149,858
Earnings credit (Note 6)	(20,062)

Net Expenses	2,129,796

Net Investment Income	8,786,321

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	24,651,902
Net realized losses from futures transactions	(6,123,833)

Net realized gains from investment and futures transactions	18,528,069
Net change in unrealized appreciation/(depreciation) from investments and futures	(83,075,143)

Net realized/unrealized losses from investments and futures	(64,547,074)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,760,753)

See accompanying notes to financial statements.

13 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$8,786,321	$15,595,945
Net realized gains from investment and futures transactions	18,528,069	72,540,943
Net change in unrealized appreciation/(depreciation) from investments and futures	(83,075,143)	(36,748,744)

Change in net assets resulting from operations	(55,760,753)	51,388,144

Distributions to Shareholders From:
Net investment income:
Class I	(2,748,838)	(7,219,213)
Class II	(101,394)	(271,599)
Class Y (a)	(5,546,372)	(9,062,605)
Net realized gains:
Class I	–	(15,211,569)
Class II	–	(645,494)
Class Y (a)	–	(22,577,560)

Change in net assets from shareholder distributions	(8,396,604)	(54,988,040)

Change in net assets from capital transactions	(48,566,810)	642,795,615

Change in net assets	(112,724,167)	639,195,719

Net Assets:
Beginning of period	1,361,902,019	722,706,300

End of period	$1,249,177,852	$1,361,902,019

Accumulated net investment income at end of period	$545,384	$155,667

CAPITAL TRANSACTIONS:

Class I Shares
Proceeds from shares issued	$36,574,879	$51,479,017
Dividends reinvested	2,748,838	22,430,715
Cost of shares redeemed	(62,727,064)	(161,265,759)

	(23,403,347)	(87,356,027)

Class II Shares
Proceeds from shares issued	1,329,009	4,058,685
Dividends reinvested	101,394	917,090
Cost of shares redeemed	(2,386,319)	(6,505,171)

	(955,916)	(1,529,396)

Class Y Shares (a)
Proceeds from shares issued	41,780,320	109,245,283
Issued from in-kind transactions	–	609,836,722
Dividends reinvested	5,546,327	31,640,058
Cost of shares redeemed	(71,534,194)	(19,041,025)

	(24,207,547)	731,681,038

Change in net assets from capital transactions	$(48,566,810)	$642,795,615

See accompanying notes to financial statements.

2008 Semiannual Report 14

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,966,532	2,595,852
Reinvested	149,787	1,130,022
Redeemed	(3,445,899)	(8,186,352)

	(1,329,580)	(4,460,478)

Class II Shares
Issued	71,705	205,691
Reinvested	5,545	46,357
Redeemed	(131,474)	(330,623)

	(54,224)	(78,575)

Class Y Shares (a)
Issued	2,294,044	5,570,823
Issued from in-kind transactions	–	30,476,598
Reinvested	302,138	1,593,559
Redeemed	(3,915,273)	(962,547)

	(1,319,091)	36,678,433

Total change in shares	(2,702,895)	32,139,380

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

See accompanying notes to financial statements.

15 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Mid Cap Index Fund

		Investment Activities			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized	Total								Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net				Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized			Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains			Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	$19.18	0.13	(0.90)	(0.77)	(0.12)	–			(0.12)	$18.29	(4.04%)	$433,108	0.39%	1.32%	0.39%	7.25%
Year ended December 31, 2007	$18.59	0.27	1.16	1.43	(0.27)	(0.57)			(0.84)	$19.18	7.56%	$479,739	0.46%	1.34%	0.47%	23.90%
Year ended December 31, 2006	$17.36	0.21	1.48	1.69	(0.21)	(0.25)			(0.46)	$18.59	9.89%	$548,012	0.50%	1.17%	(f)	13.76%
Year ended December 31, 2005	$16.61	0.16	1.82	1.98	(0.18)	(1.05)			(1.23)	$17.36	12.10%	$576,339	0.55%	0.93%	(f)	19.32%
Year ended December 31, 2004	$14.77	0.09	2.23	2.32	(0.08)	(0.40)			(0.48)	$16.61	15.73%	$532,474	0.60%	0.62%	(f)	15.90%
Year ended December 31, 2003	$11.02	0.06	3.75	3.81	(0.06)	–	(g	)	(0.06)	$14.77	34.65%	$432,589	0.74%	0.49%	(f)	11.58%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$19.11	0.11	(0.90)	(0.79)	(0.10)	–			(0.10)	$18.22	(4.15%)	$18,742	0.61%	1.10%	0.61%	7.25%
Year ended December 31, 2007	$18.53	0.23	1.16	1.39	(0.24)	(0.57)			(0.81)	$19.11	7.37%	$20,695	0.62%	1.17%	0.62%	23.90%
Year ended December 31, 2006	$17.30	0.19	1.47	1.66	(0.18)	(0.25)			(0.43)	$18.53	9.74%	$21,522	0.66%	1.01%	(f)	13.76%
Year ended December 31, 2005	$16.56	0.13	1.81	1.94	(0.15)	(1.05)			(1.20)	$17.30	11.90%	$21,512	0.72%	0.76%	(f)	19.32%
Year ended December 31, 2004	$14.73	0.07	2.22	2.29	(0.06)	(0.40)			(0.46)	$16.56	15.50%	$15,367	0.78%	0.45%	(f)	15.90%
Year ended December 31, 2003	$11.00	0.03	3.74	3.77	(0.04)	–	(g	)	(0.04)	$14.73	34.30%	$8,049	0.98%	0.27%	(f)	11.58%

Class Y Shares(h)
Six Months ended June 30, 2008 (Unaudited)	$19.18	0.13	(0.90)	(0.77)	(0.12)	–			(0.12)	$18.29	(4.00%)	$797,328	0.30%	1.42%	0.30%	7.25%
Year ended December 31, 2007	$18.59	0.28	1.18	1.46	(0.30)	(0.57)			(0.87)	$19.18	7.74%	$861,469	0.29%	1.28%	0.29%	23.90%
Period ended December 31, 2006 (e)	$18.88	0.16	(0.01)	0.15	(0.19)	(0.25)			(0.44)	$18.59	0.94%	$153,172	0.31%	1.38%	(f)	13.76%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(f)	There were no fee waivers/reimbursements during the period.
(g)	The amount is less than $0.005 per share.
(h)	Effective May 1, 2008, Class ID was renamed Class Y.

See accompanying notes to financial statements.

2008 Semiannual Report 16

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”), Great West Life & Annuity Insurance Company and First Great West Life & Annuity Insurance Company have purchased shares of the NVIT Mid Cap Index (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the

17 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Semiannual Report 18

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

		Level 2 - Other Significant		Level 3 - Significant
Level 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$1,230,099,577	$(1,092,124)	$108,796,467	$—	$—	$—	$1,338,896,044	$(1,092,124)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures

19 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least

2008 Semiannual Report 20

105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$88,123,558	$92,374,879*

*	Includes $11,360,076 of collateral in the form of U.S. Government securities, interest rates ranging from 2.64% to 15.43%, and maturity dates ranging from 12/15/13 to 5/25/38.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns

21 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis: future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”) whose parent is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management LLC (the “subadviser”) is the subadviser to the Fund The subadviser manages the Fund’s investments and has responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2008:

Fee Schedule	Fees

$0 up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

$3 billion and more	0.20%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $477,017 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.32% until at least May 1, 2009. NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement in a given quarter is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

2008 Semiannual Report 22

As of the six months ended June 30, 2008, there were no reimbursements for all share classes of the Fund.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”)(a wholly-owned subsidiary of NFS),provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC(“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2008, NFS received $336,793 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $701.

23 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $131,015,799 and sales of $89,521,571.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extensions. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes,including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2008 Semiannual Report 24

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,337,339,299	$202,949,188	$(201,392,443)	$1,556,745

10. Other

During the year ended December 31, 2007, the NVIT Mid Cap Index Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the Nationwide NVIT Investor Destinations Aggressive Fund, Nationwide NVIT Investor Destinations Moderately Aggressive Fund, Nationwide NVIT Investor Destinations Moderate Fund, Nationwide NVIT Investor Destinations Moderately Conservative Fund and Nationwide NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

25 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 26

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

27 Semiannual Report 2008

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 28

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

29 Semiannual Report 2008

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 30

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

31 Semiannual Report 2008

Supplemental Information
(Unaudited) (Continued)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been good. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was low. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were low, and the Adviser agreed to maintain the expense cap at 32 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 32

NVIT Technology and Communications Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-TC (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Technology and Communications Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Technology and			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Communications Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	807.40	4.45	0.99
	Hypothetical	[b]	1,000.00	1,019.94	4.97	0.99

Class II	Actual		1,000.00	805.90	5.97	1.33
	Hypothetical	[b]	1,000.00	1,018.25	6.67	1.33

Class III	Actual		1,000.00	806.90	5.17	1.15
	Hypothetical	[b]	1,000.00	1,019.14	5.77	1.15

Class VI	Actual		1,000.00	806.60	5.30	1.18
	Hypothetical	[b]	1,000.00	1,019.00	5.92	1.18

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Technology and Communications Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	96.7%
Other Investments*	6.6%
Exchange Traded Fund	0.5%
Liabilities in excess of other assets**	-3.8%

100.0%

Top Industries

Semiconductors & Semiconductor Equipment	27.3%
Communications Equipment	21.8%
Computers & Peripherals	13.8%
Software	10.5%
Internet Software & Services	10.1%
Information Technology Services	5.5%
Wireless Telecommunication Services	4.5%
Electrical Equipment	1.0%
Electronic Equipment & Instruments	0.7%
Internet & Catalog Retail	0.5%
Other	4.3%

100.0%

Top Holdings

Tessera Technologies, Inc.	9.5%
Intel Corp.	6.9%
Google, Inc., Class A	6.7%
Cisco Systems, Inc.	5.5%
Microsoft Corp.	5.1%
International Business Machines Corp.	4.4%
Research In Motion Ltd.	4.4%
Nokia OYJ ADR — FI	4.2%
Apple, Inc.	4.0%
NVIDIA Corp.	3.7%
Other	45.6%

100.0%

Top Countries

United States	90.2%
Canada	4.4%
Taiwan	1.6%
Japan	1.0%
Other	2.8%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Technology and Communications Fund

Common Stocks (96.7%)
	Shares or
	Principal Amount	Value

Commercial Services & Supplies (0.5%) (a)
Innerworkings, Inc.*	16,500	$197,340

Communications Equipment (21.8%)
Cisco Systems, Inc.*	94,789	2,204,792
Comverse Technology, Inc.*	11,737	198,942
Foundry Networks, Inc.*	16,000	189,120
Neutral Tandem, Inc.*	14,582	255,185
Nokia OYJ ADR — FI	67,882	1,663,109
Nortel Networks Corp.*	14	115
QUALCOMM, Inc.	33,177	1,472,064
Research In Motion Ltd.*	14,946	1,747,187
Tellabs, Inc.*	215,450	1,001,843

		8,732,357

Computers & Peripherals (13.8%)
Acer, Inc. (b)	108,000	212,499
Apple, Inc.*	9,537	1,596,875
Hewlett-Packard Co.	22,356	988,359
International Business Machines Corp.	14,989	1,776,646
Intevac, Inc.*	15,982	180,277
Palm, Inc. (a)	78,030	420,582
SanDisk Corp.*	8,100	151,470
Sun Microsystems, Inc.*	19,030	207,046

		5,533,754

Electrical Equipment (1.0%)
Belden, Inc.	11,580	392,330

Electronic Equipment & Instruments (0.7%)
FLIR Systems, Inc.*	6,570	266,545

Information Technology Services (5.5%)
Automatic Data Processing, Inc.	19,300	808,670
Cognizant Technology Solutions Corp., Class A*	12,335	401,011
Euronet Worldwide, Inc.*	41,780	706,082
NeuStar, Inc., Class A*	14,080	303,565

		2,219,328

Internet & Catalog Retail (0.5%)
Amazon.Com, Inc.*	2,838	208,110

Internet Software & Services (10.1%)
Bankrate, Inc.*	5,280	206,290
eBay, Inc.*	15,088	412,355
Google, Inc., Class A*	5,075	2,671,581
Interwoven, Inc.*	17,270	207,413
Yahoo!, Inc.*	26,840	554,514

		4,052,153

Machinery (0.5%)
FreightCar America, Inc.	5,520	195,960

Semiconductors & Semiconductor Equipment (27.3%)
Advanced Micro Devices, Inc.* (a)	45,830	267,189
Elpida Memory, Inc.* (b)	12,530	401,905
FEI Co.*	13,180	300,240
Intel Corp.	128,571	2,761,705
KLA-Tencor Corp.	7,990	325,273
MediaTek, Inc. (b)	38,650	445,003
Microsemi Corp.*	12,040	303,167
NVIDIA Corp.*	80,230	1,501,906
RF Micro Devices, Inc.*	120,730	350,117
SiRF Technology Holdings, Inc.* (a)	42,050	181,656
Tessera Technologies, Inc.*	232,320	3,803,079
Texas Instruments, Inc.	10,851	305,564

		10,946,804

Software (10.5%)
Electronic Arts, Inc.*	14,463	642,591
MICROS Systems, Inc.*	11,480	350,025
Microsoft Corp.	74,614	2,052,631
NetSuite, Inc.* (a)	26,600	544,502
Oracle Corp.*	28,318	594,678

		4,184,427

Wireless Telecommunication Services (4.5%)
American Tower Corp., Class A*	15,491	654,495
Clearwire Corp., Class A* (a)	45,380	588,125
Crown Castle International Corp.*	14,100	546,093

		1,788,713

Total Common Stocks		38,717,821

Exchange Traded Fund (0.5%) (a)

Equity Fund (0.5%)
Powershares QQQ	4,693	211,983

Total Exchange Traded Fund		211,983

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Technology and Communications Fund (Continued)

Securities Purchased With Collateral For Securities On Loan (6.6%)
	Shares or
	Principal Amount	Value

Repurchase Agreement (6.6%)

Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $2,648,456, collateralized by U.S. Government Agency Mortgages ranging 2.64%-15.43%, maturing 12/15/13-05/25/38; total market value of $2,701,237	$2,648,272	$2,648,272

Total Securities Purchased With Collateral For Securities On Loan		2,648,272

Total Investments (Cost $45,306,851) (c) — 103.8%		41,578,076

Liabilities in excess of other assets — (3.8)%		(1,514,920)

NET ASSETS — 100.0%		$40,063,156

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2008.

(b)	Fair Valued Security.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Technology and
Communications Fund

Assets:
Investments, at value (cost $42,658,579)*	$38,929,804
Repurchase agreements, at cost and value†	2,648,272

Total Investments	41,578,076

Foreign currencies, at value (cost $437,696)	436,356
Interest and dividends receivable	17,895
Receivable for capital shares issued	6,193
Receivable for investments sold	4,692,734
Prepaid expenses and other assets	26,110

Total Assets	46,757,364

Liabilities:
Cash overdraft	207,300
Payable for investments purchased	3,626,044
Payable upon return of securities loaned (Note 2)	2,648,272
Payable for capital shares redeemed	118,136
Accrued expenses and other payables:
Investment advisory fees	85,543
Fund administration and transfer agent fees	114
Distribution fees	2,497
Administrative services fees	3,354
Custodian fees	1,874
Trustee fees	719
Compliance program costs (Note 3)	80
Other	275

Total Liabilities	6,694,208

Net Assets	$40,063,156

Represented by:
Capital	$48,470,022
Accumulated net investment loss	(32,968)
Accumulated net realized losses from investment and foreign currency transactions	(4,643,783)
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(3,730,115)

Net Assets	$40,063,156

Net Assets:
Class I Shares	$12,982,358
Class II Shares	1,057,158
Class III Shares	16,074,982
Class VI Shares	9,948,658

Total	$40,063,156

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities (Continued)

NVIT
Technology and
Communications Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	3,127,982
Class II Shares	257,167
Class III Shares	3,844,013
Class VI Shares	2,406,646

Total	9,635,808

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$4.15
Class II Shares	$4.11
Class III Shares	$4.18
Class VI Shares	$4.13

*	Includes value of securities on loan of $2,484,003.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $2,648,272.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Technology and
Communications Fund

INVESTMENT INCOME:
Interest income	$25,387
Dividend income	134,422
Income from securities lending (Note 2)	59,877

Total Income	219,686

Expenses:
Investment advisory fees	179,488
Fund administration and transfer agent fees	12,655
Distribution fees Class II Shares	1,473
Distribution fees Class VI Shares	13,527
Administrative services fees Class I Shares	4,284
Administrative services fees Class II Shares	884
Administrative services fees Class III Shares	21,010
Custodian fees	5,200
Trustee fees	1,257
Compliance program costs (Note 3)	30
Other	13,712

Total expenses before earnings credit	253,520
Earnings credit (Note 6)	(867)

Net Expenses	252,653

Net Investment Loss	(32,967)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(8,162,667)
Net realized gains from foreign currency transactions	42,714

Net realized losses from investment and foreign currency transactions	(8,119,953)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(3,397,438)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(11,517,391)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,550,358)

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Technology and
	Communications Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$(32,967)	$(323,588)
Net realized gains (losses) from investment and foreign currency transactions	(8,119,953)	11,714,709
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(3,397,438)	(2,595,263)

Change in net assets resulting from operations	(11,550,358)	8,795,858

Change in net assets from capital transactions	(13,315,919)	6,785,323

Change in net assets	(24,866,277)	15,581,181

Net Assets:
Beginning of period	64,929,433	49,348,252

End of period	$40,063,156	$64,929,433

Accumulated net investment loss at end of period	$(32,968)	$(1)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,721,468	$9,500,673
Cost of shares redeemed	(2,676,043)	(12,633,002)

	(954,575)	(3,132,329)

Class II Shares
Proceeds from shares issued	358	812
Cost of shares redeemed	(195,432)	(175,188)

	(195,074)	(174,376)

Class III Shares
Proceeds from shares issued	1,900,610	18,934,383
Cost of shares redeemed (a)	(10,991,307)	(16,250,246)

	(9,090,697)	2,684,137

Class VI Shares
Proceeds from shares issued	1,999,576	10,618,912
Cost of shares redeemed (a)	(5,075,149)	(3,211,021)

	(3,075,573)	7,407,891

Change in net assets from capital transactions	$(13,315,919)	$6,785,323

See accompanying notes to financial statements.

10 Semiannual Report 2008

	NVIT Technology and
	Communications Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	394,592	1,969,797
Redeemed	(603,349)	(2,754,953)

	(208,757)	(785,156)

Class II Shares
Issued	–	28
Redeemed	(43,990)	(38,141)

	(43,990)	(38,113)

Class III Shares
Issued	423,089	3,841,858
Redeemed	(2,426,758)	(3,387,605)

	(2,003,669)	454,253

Class VI Shares
Issued	445,995	2,186,267
Redeemed	(1,157,234)	(712,535)

	(711,239)	1,473,732

Total change in shares	(2,967,655)	1,104,716

(a)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Technology and Communications Fund

		Investment Activities						Ratios / Supplemental Data

			Net Realized									Ratio of
			and									Expenses
		Net	Unrealized	Total				Net Assets	Ratio of	Ratio of Net Investment		(Prior to
		Investment	Gains	from	Net Asset			at End of	Expenses	Income (Loss)		Reimbursements)
	Net Asset Value,	Income	(Losses) on	Investment	Value, End	Total		Period	to Average	to Average		to Average	Portfolio
	Beginning of Period	(Loss)	Investments	Activities	of Period	Return (a)		(000s)	Net Assets (b)	Net Assets (b)		Net Assets (c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	$5.14	–	(0.99)	(0.99)	$4.15	(19.26%	)	$12,982	0.99%	(0.02%	)	0.99%	352.56%
Year ended December 31, 2007	$4.28	(0.03)	0.89	0.86	$5.14	20.09%		$17,137	1.22%	(0.60%	)	1.22%	499.51%
Year ended December 31, 2006	$3.85	(0.02)	0.45	0.43	$4.28	11.17%		$17,631	1.15%	(0.55%	)	(e)	352.39%
Year ended December 31, 2005	$3.87	(0.02)	–	(0.02)	$3.85	(0.52%	)	$15,010	1.28%	(0.63%	)	(e)	571.34%
Year ended December 31, 2004	$3.71	(0.02)	0.18	0.16	$3.87	4.31%		$20,144	1.30%	(0.69%	)	(e)	728.29%
Year ended December 31, 2003	$2.39	(0.03)	1.35	1.32	$3.71	55.23%		$15,960	1.24%	(0.94%	)	(e)	1,045.37%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$5.10	(0.01)	(0.98)	(0.99)	$4.11	(19.41%	)	$1,057	1.33%	(0.36%	)	1.33%	352.56%
Year ended December 31, 2007	$4.25	(0.04)	0.89	0.85	$5.10	20.00%		$1,535	1.44%	(0.83%	)	1.44%	499.51%
Year ended December 31, 2006	$3.84	(0.03)	0.44	0.41	$4.25	10.68%		$1,443	1.39%	(0.79%	)	(e)	352.39%
Year ended December 31, 2005	$3.87	(0.04)	0.01	(0.03)	$3.84	(0.78%	)	$1,575	1.53%	(0.89%	)	(e)	571.34%
Year ended December 31, 2004	$3.72	(0.05)	0.20	0.15	$3.87	4.03%		$2,409	1.53%	(0.98%	)	(e)	728.29%
Period ended December 31, 2003 (f)	$2.45	(0.01)	1.28	1.27	$3.72	51.84%		$2,128	1.49%	(1.27%	)	(e)	1,045.37%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	$5.18	–	(1.00)	(1.00)	$4.18	(19.31%	)	$16,075	1.15%	(0.19%	)	1.15%	352.56%
Year ended December 31, 2007	$4.31	(0.03)	0.90	0.87	$5.18	20.19%		$30,290	1.17%	(0.57%	)	1.17%	499.51%
Year ended December 31, 2006	$3.88	(0.02)	0.45	0.43	$4.31	11.08%		$23,256	1.14%	(0.55%	)	(e)	352.39%
Year ended December 31, 2005	$3.90	(0.02)	–	(0.02)	$3.88	(0.51%	)	$17,975	1.29%	(0.64%	)	(e)	571.34%
Year ended December 31, 2004	$43.74	(0.04)	0.20	0.16	$3.90	4.28%		$22,656	1.28%	(0.73%	)	(e)	728.29%
Year ended December 31, 2003	$2.41	(0.02)	1.35	1.33	$3.74	55.19%		$33,398	1.25%	(1.00%	)	(e)	1,045.37%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited)	$5.12	–	(0.99)	(0.99)	$4.13	(19.34%	)	$9,949	1.18%	(0.21%	)	1.18%	352.56%
Year ended December 31, 2007	$4.27	(0.02)	0.87	0.85	$5.12	19.91%		$15,968	1.28%	(0.69%	)	1.28%	499.51%
Year ended December 31, 2006	$3.84	(0.02)	0.45	0.43	$4.27	11.20%		$7,018	1.24%	(0.65%	)	(e)	352.39%
Year ended December 31, 2005	$3.87	(0.02)	(0.01)	(0.03)	$3.84	(0.78%	)	$3,559	1.39%	(0.73%	)	(e)	571.34%
Period ended December 31, 2004 (g)	$3.59	(0.01)	0.29	0.28	$3.87	7.80%		$2,693	1.46%	(0.44%	)	(e)	728.29%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(g)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Technology and Communications Fund (the “Fund”) (formerly “Nationwide NVIT Global Technology and Communications Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost which, approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Level 3 –
	Level 2 – Other	Significant
	Significant	Unobservable
Level 1 – Quoted Prices	Observable Inputs	Inputs	Total Investments

$37,870,397	$3,707,679	$–	$41,578,076

14 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short, if any, includes the deposits with brokers and securities held long would be shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least

16 Semiannual Report 2008

105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$2,484,003	$2,648,272

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis: future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the Goldman Sachs Technology Composite Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate

18 Semiannual Report 2008

applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Out or Underperformance	Change in Fees

+/− 1 percentage point	+/− 0.02%

+/− 2 percentage points	+/− 0.04%

+/− 3 percentage points	+/− 0.06%

+/− 4 percentage points	+/− 0.08%

+/− 5 percentage points or more	+/− 0.10%

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.78%	0.88%	0.98%

On assets of $500 million or more but less than $2 billion	0.73%	0.83%	0.93%

On assets of $2 billion and more	0.68%	0.78%	0.88%

The performance fee calculation applies to each of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/−1 percentage point	+/−0.02%

+/−2 percentage points	+/−0.04%

+/−3 percentage points	+/−0.06%

+/−4 percentage points	+/−0.08%

+/−5 percentage points or more	+/−0.10%

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $115,715 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.23% for all classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the six months ended June 30, 2008, there were no cumulative potential reimbursements for all share classes of the Fund.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”)(a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $27,892 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs

20 Semiannual Report 2008

related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $30.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III and Class VI shares had contributions to capital due to collection of redemption fees in the amount of $8,428 and $4,978, respectively.

For the year ended December 31, 2007, Class III and Class VI shares had contributions to capital due to collection of redemption fees in the amount of $14,383 and $9,957, respectively.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $154,271,206 and sales of $163,233,858.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement.

Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the its Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s Financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$48,913,562	$79,010	$(7,414,496)	$(7,335,486)

22 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 27

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates

28 Semiannual Report 2008

as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund had delivered continued strong performance since the portfolio manager change in 2006, and a new portfolio manager had been named during 2007. Based on its review, and giving particular weight to the recent manager changes to the Fund and the nature and quality of the resources dedicated by the Adviser and subadviser to maintain and improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was higher, but within the range of the peer group funds, the performance-based fee structure resulted in a higher advisory fee due to the good performance of the Fund, and the higher advisory fee was justified because the Fund is highly specialized. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

2008 Semiannual Report 29

Supplemental Information
(Unaudited) (Continued)

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were high, but within the range of the peer group funds, and the Adviser agreed to maintain the expense cap at 123 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

30 Semiannual Report 2008

NVIT Health Sciences Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-HS (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Health Sciences Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Health Sciences Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	865.80	5.33	1.15
	Hypothetical	[b]	1,000.00	1,019.14	5.77	1.15

Class II	Actual		1,000.00	865.10	6.35	1.37
	Hypothetical	[b]	1,000.00	1,018.05	6.87	1.37

Class III	Actual		1,000.00	865.30	5.38	1.16
	Hypothetical	[b]	1,000.00	1,019.10	5.82	1.16

Class VI	Actual		1,000.00	864.70	6.77	1.46
	Hypothetical	[b]	1,000.00	1,017.60	7.32	1.46

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Health Sciences Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	98.8%
Other Investments*	3.7%
Liabilities in excess of other assets**	-2.5%

100.0%

Top Industries

Pharmaceuticals	40.3%
Health Care Equipment & Supplies	17.5%
Biotechnology	16.9%
Health Care Providers & Services	13.3%
Life Sciences Tools & Services	7.5%
Food & Staples Retailing	1.2%
Commercial Services & Supplies	1.0%
Chemicals	0.8%
Health Care Technology	0.3%
Other	1.2%

100.0%

Top Holdings

Johnson & Johnson	6.4%
Gilead Sciences, Inc.	5.8%
Wyeth	4.3%
Baxter International, Inc.	4.1%
Merck & Co., Inc.	4.1%
Abbott Laboratories	4.1%
Pfizer, Inc.	3.7%
Bristol-Myers Squibb Co.	3.2%
Teva Pharmaceutical Industries Ltd. ADR — IL	3.1%
Schering-Plough Corp.	2.9%
Other	58.3%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Health Sciences Fund

Common Stocks (98.8%)
	Shares or
	Principal Amount	Value

Biotechnology (16.9%)
Amgen, Inc.*	20,130	$949,331
Amylin Pharmaceuticals, Inc.* (a)	9,030	229,272
Array BioPharma, Inc.*	38,190	179,493
Biogen Idec, Inc.*	7,400	413,586
Celgene Corp.*	10,050	641,894
Cephalon, Inc.*	7,600	506,844
Dyax Corp.*	56,850	176,235
Enzon Pharmaceuticals, Inc.* (a)	16,770	119,402
Genentech, Inc.*	6,500	493,350
Gilead Sciences, Inc.*	49,266	2,608,635
ImClone Systems, Inc.*	10,990	444,655
Savient Pharmaceuticals, Inc.* (a)	10,200	258,060
United Therapeutics Corp.*	6,100	596,275

		7,617,032

Chemicals (0.8%)
Monsanto Co.	1,200	151,728
Sigma-Aldrich Corp.	3,930	211,670

		363,398

Commercial Services & Supplies (1.0%)
Stericycle, Inc.*	8,300	429,110

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	13,778	545,195

Health Care Equipment & Supplies (17.5%)
Baxter International, Inc.	29,160	1,864,490
Becton, Dickinson & Co.	3,510	285,363
Boston Scientific Corp.*	52,130	640,678
Covidien Ltd.	8,700	416,643
Hologic, Inc.*	19,100	416,380
IDEXX Laboratories, Inc.*	6,820	332,407
Insulet Corp.* (a)	20,390	320,735
Masimo Corp.*	15,620	536,547
Medtronic, Inc.	24,790	1,282,882
Sirona Dental Systems, Inc.* (b)	7,300	189,216
St. Jude Medical, Inc.*	7,270	297,198
Stryker Corp.	8,890	559,003
TomoTherapy, Inc.*	12,920	115,376
Wright Medical Group, Inc.*	7,150	203,132
Xtent, Inc.* (a)	17,110	42,946
Zimmer Holdings, Inc.*	5,850	398,092

		7,901,088

Health Care Providers & Services (13.3%)
Aetna, Inc.	28,800	1,167,264
Cardinal Health, Inc.	6,346	327,327
CIGNA Corp.	18,440	652,592
Community Health Systems, Inc.*	6,500	214,370
Coventry Health Care, Inc.*	4,610	140,236
Express Scripts, Inc.*	5,900	370,048
Humana, Inc.*	8,830	351,169
IPC The Hospitalist Co., Inc.*	3,810	71,704
McKesson Corp.	7,920	442,807
Medco Health Solutions, Inc.*	6,810	321,432
Quest Diagnostics, Inc.	6,490	314,570
Skilled Healthcare Group, Inc., Class A*	4,690	62,940
UnitedHealth Group, Inc.	43,140	1,132,425
WellPoint, Inc.*	9,100	433,706

		6,002,590

Health Care Technology (0.3%)
Eclipsys Corp.*	7,790	143,024

Life Sciences Tools & Services (7.5%)
Bruker Corp.*	20,980	269,593
Charles River Laboratories International, Inc.*	5,950	380,324
Covance, Inc.*	5,229	449,799
Illumina, Inc.*	4,450	387,639
PerkinElmer, Inc.	20,540	572,039
Thermo Fisher Scientific, Inc.*	17,910	998,124
Waters Corp.*	4,790	308,955

		3,366,473

Pharmaceuticals (40.3%)
Abbott Laboratories	34,730	1,839,648
Allergan, Inc.	10,420	542,361
Bristol-Myers Squibb Co.	69,850	1,434,020
Eli Lilly & Co.	26,580	1,226,933
Johnson & Johnson	45,158	2,905,466
Merck & Co., Inc.	49,356	1,860,228
Perrigo Co. (a)	16,340	519,122
Pfizer, Inc.	94,942	1,658,637
Schering-Plough Corp.	65,378	1,287,293
Sepracor, Inc.*	18,900	376,488
Teva Pharmaceutical Industries Ltd. ADR — IL	30,630	1,402,854
Valeant Pharmaceuticals International * (a)	28,830	493,281
Viropharma, Inc.*	59,510	658,180
Wyeth	40,845	1,958,926

		18,163,437

Total Common Stocks		44,531,347

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Health Sciences Fund (Continued)

Securities Purchased With Collateral For Securities On Loan (3.7%)
	Shares or
	Principal Amount	Value

Repurchase Agreement (3.7%)
Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $1,646,291, collateralized by U.S. Government Agency Mortgages ranging 2.64%-15.43%, maturing 12/15/13-05/25/38; total market value of $1,689,300	$1,656,176	$1,656,176

Total Securities Purchased With Collateral For Securities On Loan		1,656,176

Total Investments (Cost $49,504,672) (c) — 102.5%		46,187,523

Liabilities in excess of other assets — (2.5)%		(1,114,406)

NET ASSETS — 100.0%		$45,073,117

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2008.

(b)	Fair Valued Security.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IL	Israel

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Health Sciences Fund

Assets:
Investments, at value (cost $47,848,496)*	$44,531,347
Repurchase agreements, at cost and value†	1,656,176

Total Investments	46,187,523

Foreign currencies, at value (cost $247)	238
Interest and dividends receivable	42,956
Receivable for capital shares issued	13,447
Receivable for investments sold	1,448,536
Prepaid expenses and other assets	547

Total Assets	47,693,247

Liabilities:
Cash overdraft	90,982
Payable for investments purchased	709,161
Payable upon return of securities loaned (Note 2)	1,656,176
Payable for capital shares redeemed	36,800
Accrued expenses and other payables:
Investment advisory fees	105,973
Fund administration and transfer agent fees	1,873
Distribution fees	3,177
Administrative services fees	3,744
Custodian fees	1,414
Trustee fees	656
Compliance program costs (Note 3)	103
Other	10,071

Total Liabilities	2,620,130

Net Assets	$45,073,117

Represented by:
Capital	$44,692,183
Accumulated net investment loss	(4,089)
Accumulated net realized gains from investment and foreign currency transactions	3,702,181
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(3,317,158)

Net Assets	$45,073,117

Net Assets:
Class I Shares	$3,993,634
Class II Shares	1,718,655
Class III Shares	25,825,663
Class VI Shares	13,535,165

Total	$45,073,117

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities (Continued)

NVIT
Health Sciences Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	392,608
Class II Shares	170,895
Class III Shares	2,533,426
Class VI Shares	1,336,582

Total	4,433,511

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.17
Class II Shares	$10.06
Class III Shares	$10.19
Class VI Shares	$10.13

*	Includes value of securities on loan of $2,128,149.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $1,656,176.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Health Sciences Fund

INVESTMENT INCOME:
Interest income	$15,496
Dividend income	383,656
Income from securities lending (Note 2)	3,859

Total Income	403,011

Expenses:
Investment advisory fees	250,708
Fund administration and transfer agent fees	15,223
Distribution fees Class II Shares	2,349
Distribution fees Class VI Shares	19,314
Administrative services fees Class I Shares	2,231
Administrative services fees Class II Shares	581
Administrative services fees Class III Shares	16,050
Administrative services fees Class VI Shares	11,888
Custodian fees	6,791
Trustee fees	1,396
Compliance program costs (Note 3)	4
Other	13,722

Total expenses before earnings credit	340,257
Earnings credit (Note 6)	(371)

Net Expenses	339,886

Net Investment Income	63,125

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(1,187,282)
Net realized losses from foreign currency transactions	(7,697)

Net realized losses from investment and foreign currency transactions	(1,194,979)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(7,834,719)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(9,029,698)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,966,573)

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Health Sciences Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$63,125	$21,203
Net realized gains (losses) from investment and foreign currency transactions	(1,194,979)	5,289,342
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(7,834,719)	1,684,411

Change in net assets resulting from operations	(8,966,573)	6,994,956

Distributions to Shareholders From:
Net investment income:
Class I	(8,211)	(4,658)
Class II	(1,740)	(246)
Class III	(52,276)	(24,482)
Class VI	(4,987)	(7,693)
Net realized gains:
Class I	–	(123,391)
Class II	–	(43,771)
Class III	–	(735,324)
Class VI	–	(276,421)

Change in net assets from shareholder distributions	(67,214)	(1,215,986)

Change in net assets from capital transactions	(3,468,757)	(7,229,565)

Change in net assets	(12,502,544)	(1,450,595)
Net Assets:
Beginning of period	57,575,661	59,026,256

End of period	$45,073,117	$57,575,661

Accumulated net investment income (loss) at end of period	$(4,089)	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$675,820	$2,202,691
Dividends reinvested	8,211	128,048
Cost of shares redeemed	(2,711,929)	(2,832,118)

	(2,027,898)	(501,379)

Class II Shares
Proceeds from shares issued	421	564
Dividends reinvested	1,740	44,017
Cost of shares redeemed	(174,590)	(389,632)

	(172,429)	(345,051)

Class III Shares
Proceeds from shares issued	8,683,485	7,074,484
Dividends reinvested	52,276	759,800
Cost of shares redeemed (a)	(10,966,062)	(15,810,340)

	(2,230,301)	(7,976,056)

See accompanying notes to financial statements.

10 Semiannual Report 2008

	NVIT Health Sciences Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	5,722,747	4,280,237
Dividends reinvested	4,987	284,112
Cost of shares redeemed (a)	(4,765,863)	(2,971,428)

	961,871	1,592,921

Change in net assets from capital transactions	$(3,468,757)	$(7,229,565)

SHARE TRANSACTIONS:
Class I Shares
Issued	61,368	191,750
Reinvested	808	11,611
Redeemed	(245,100)	(251,913)

	(182,924)	(48,552)

Class II Shares
Reinvested	173	4,041
Redeemed	(16,427)	(35,146)

	(16,254)	(31,105)

Class III Shares
Issued	731,231	615,862
Reinvested	5,135	68,781
Redeemed	(1,038,703)	(1,412,675)

	(302,337)	(728,032)

Class VI Shares
Issued	498,352	378,684
Reinvested	493	25,867
Redeemed	(457,471)	(259,369)

	41,374	145,182

Total change in shares	(460,141)	(662,507)

(a)	Includes redemption fees – see Note 4 to Financial Statements.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Health Sciences Fund

		Investment Activities			Distributions							Ratios / Supplemental Data

																Ratio of Net	Ratio of
			Net Realized													Investment	Expenses
			and												Ratio of	Income	(Prior to
		Net	Unrealized	Total							Net Asset			Net Assets	Expenses	(Loss) to	Reimbursements)
	Net Asset Value,	Investment	Gains	from	Net			Net			Value,			at End of	to Average	Average	to Average
	Beginning	Income	(Losses) on	Investment	Investment			Realized	Total	Redemption	End of	Total		Period	Net	Net	Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income			Gains	Distributions	Fees	Period	Return (a)		(000s)	Assets (b)	Assets (b)	Assets (b) (c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	11.77	0.02	(1.60)	(1.58)	(0.02)			–	(0.02)	–	10.17	(13.42%	)	3,994	1.15%	0.36%	1.15%	50.90%
Year ended December 31, 2007	10.62	0.01	1.37	1.38	(0.01)			(0.22)	(0.23)	–	11.77	13.16%		6,774	1.20%	0.11%	1.20%	116.00%
Year ended December 31, 2006	10.34	0.03	0.25	0.28	–			–	–	–	10.62	2.71%		6,626	1.19%	0.24%	(e)	243.33%
Year ended December 31, 2005	10.69	(0.03)	0.92	0.89	–			(1.24)	(1.24)	–	10.34	8.44%		7,747	1.26%	(0.22%)	(e)	366.90%
Year ended December 31, 2004	9.96	(0.03)	0.80	0.77	–			(0.05)	(0.05)	0.01	10.69	7.86%		7,910	1.26%	(0.28%)	(e)	424.94%
Year ended December 31, 2003	8.19	(0.02)	3.01	2.99	–			(1.23)	(1.23)	0.01	9.96	36.69%		4,434	1.24%	(0.36%)	(e)	542.89%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	11.64	0.01	(1.58)	(1.57)	(0.01)			–	(0.01)	–	10.06	(13.49%	)	1,719	1.37%	0.11%	1.37%	50.90%
Year ended December 31, 2007	10.52	(0.02)	1.36	1.34	–	(f	)	(0.22)	(0.22)	–	11.64	12.92%		2,178	1.46%	(0.16%)	1.46%	116.00%
Year ended December 31, 2006	10.27	(0.01)	0.26	0.25	–			–	–	–	10.52	2.43%		2,296	1.44%	(0.05%)	(e)	243.33%
Year ended December 31, 2005	10.65	(0.05)	0.91	0.86	–			(1.24)	(1.24)	–	10.27	8.19%		2,567	1.51%	(0.47%)	(e)	366.90%
Year ended December 31, 2004	9.95	(0.06)	0.80	0.74	–			(0.05)	(0.05)	0.01	10.65	7.56%		3,208	1.50%	(0.54%)	(e)	424.94%
Period ended December 31, 2003 (g)	8.72	(0.01)	2.46	2.45	–			(1.23)	(1.23)	0.01	9.95	28.27%		2,232	1.49%	(0.59%)	(e)	542.89%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	The amount is less than $0.005 per share.
(g)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Health Sciences Fund (Continued)

		Investment Activities			Distributions							Ratios / Supplemental Data

																Ratio of Net	Ratio of
			Net Realized													Investment	Expenses
			and												Ratio of	Income	(Prior to
		Net	Unrealized	Total							Net Asset			Net Assets	Expenses	(Loss) to	Reimbursements)
	Net Asset Value,	Investment	Gains	from	Net			Net			Value,			at End of	to Average	Average	to Average
	Beginning	Income	(Losses) on	Investment	Investment			Realized	Total	Redemption	End of	Total		Period	Net	Net	Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income			Gains	Distributions	Fees	Period	Return (a)		(000s)	Assets (b)	Assets (b)	Assets (b) (c)	Turnover (d)

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	11.80	0.02	(1.61)	(1.59)	(0.02)			–	(0.02)	–	10.19	(13.47%	)	25,826	1.16%	0.32%	1.16%	50.90%
Year ended December 31, 2007	10.64	0.01	1.38	1.39	(0.01)			(0.22)	(0.23)	–	11.80	13.23%		33,448	1.20%	0.11%	1.20%	116.00%
Year ended December 31, 2006	10.36	0.02	0.26	0.28	–			–	–	–	10.64	2.70%		37,921	1.19%	0.19%	(e)	243.33%
Year ended December 31, 2005	10.71	(0.02)	0.91	0.89	–			(1.24)	(1.24)	–	10.36	8.42%		45,169	1.25%	(0.24%)	(e)	366.90%
Year ended December 31, 2004	9.98	(0.03)	0.80	0.77	–			(0.05)	(0.05)	0.01	10.71	7.84%		39,723	1.26%	(0.29%)	(e)	424.94%
Year ended December 31, 2003	8.20	(0.03)	3.03	3.00	–			(1.23)	(1.23)	0.01	9.98	36.77%		27,026	1.22%	(0.39%)	(e)	542.89%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited)	11.72	–	(1.59)	(1.59)	–	(f	)	–	–	–	10.13	(13.53%	)	13,535	1.46%	0.02%	1.46%	50.90%
Year ended December 31, 2007	10.59	(0.01)	1.37	1.36	(0.01)			(0.22)	(0.23)	–	11.72	12.98%		15,176	1.44%	(0.14%)	1.44%	116.00%
Year ended December 31, 2006	10.34	–	0.25	0.25	–			–	–	–	10.59	2.42%		12,183	1.43%	(0.04%)	(e)	243.33%
Year ended December 31, 2005	10.71	(0.03)	0.90	0.87	–			(1.24)	(1.24)	–	10.34	8.23%		10,292	1.42%	(0.43%)	(e)	366.90%
Period ended December 31, 2004 (h)	10.70	(0.02)	0.02	–	–			–	–	0.01	10.71	0.09%		4,981	1.35%	(0.36%)	(e)	424.94%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	The amount is less than $0.005 per share.
(g)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Health Sciences Fund (the “Fund”) (formerly “Nationwide NVIT Global Health Sciences Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

14 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Level 3 –
	Level 2 – Other	Significant
	Significant	Unobservable
Level 1 – Quoted Prices	Observable Inputs	Inputs	Total Investments

$44,531,347	$1,656,176	$–	$46,187,523

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

16 Semiannual Report 2008

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short, if any, includes the deposits with brokers and securities held long would be shown in the Statement of Investments for the Fund.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$2,128,149	$2,212,781	*

*	Includes $556,605 in the form of U.S. Government securities, interest rates ranging from 2.64% to 15.43%, and maturity dates ranging from 12/15/13 to 05/25/38.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis: future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares

18 Semiannual Report 2008

participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the Goldman Sachs Healthcare Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Out or Underperformance	Change in Fees

+/− 1 percentage point	+/− 0.02%

+/− 2 percentage points	+/− 0.04%

+/− 3 percentage points	+/− 0.06%

+/− 4 percentage points	+/− 0.08%

+/− 5 percentage points or more	+/− 0.10%

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.80%	0.90%	1.00%

On assets of $500 million or more but less than $2 billion	0.75%	0.85%	0.95%

On assets of $2 billion and more	0.70%	0.80%	0.90%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $138,731 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

20 Semiannual Report 2008

For the six months ended June 30, 2008, NFS received $42,235 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $4.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III and Class VI shares had contributions to capital due to collection of redemption fees in the amount of $4,823 and $7,066, respectively.

For the year ended December 31, 2007, Class III and Class VI shares had contributions to capital due to collection of redemption fees in the amount of $9,738 and $5,121, respectively.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $27,240,967 and sales of $30,656,468.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the its Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$50,405,690	$1,985,564	$(6,203,731)	$(4,218,167)

22 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 27

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates

28 Semiannual Report 2008

as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars, and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been acceptable, and a new portfolio manager had been named in 2006. Based on its review, and giving particular weight to the recent manager change to the Fund and the nature and quality of the resources dedicated by the Adviser and subadviser to improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was higher, but within the range of the peer group funds, and the higher advisory fee was justified because the Fund was highly specialized. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were high, but within the range of the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 29

NVIT Nationwide Leaders Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NL (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Nationwide Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Nationwide Leaders Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	903.60	5.30	1.12
	Hypothetical	[b]	1,000.00	1,019.29	5.62	1.12

Class III	Actual		1,000.00	903.70	5.49	1.16
	Hypothetical	[b]	1,000.00	1,019.10	5.82	1.16

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Nationwide Leaders Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	98.4%
Repurchase Agreements	4.5%
Liabilities in excess of other assets	-2.9%

100.0%

Top Industries

Food & Staples Retailing	12.0%
Oil, Gas & Consumable Fuels	11.3%
Internet Software & Services	7.2%
Pharmaceuticals	6.0%
Energy Equipment & Services	5.7%
Household Products	5.7%
Containers & Packaging	5.4%
Machinery	4.8%
Media	4.5%
Insurance	4.4%
Other	33.0%

100.0%

Top Holdings*

Akamai Technologies, Inc.	7.2%
Occidental Petroleum Corp.	6.5%
Safeway, Inc.	6.2%
Pfizer, Inc.	6.0%
Procter & Gamble Co. (The)	5.7%
Owens-Illinois, Inc.	5.4%
Cameron International Corp.	5.2%
Marathon Oil Corp.	4.8%
Regal Entertainment Group, Class A	4.5%
Assurant, Inc.	4.4%
Other	44.1%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Nationwide Leaders Fund

Common Stocks (98.4%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (1.8%)
BE Aerospace, Inc.*	18,860	$439,249

Capital Markets (1.1%)
Bank of New York Mellon Corp.	1,300	49,179
Invesco Ltd.	9,112	218,506

		267,685

Chemicals (0.9%)
Monsanto Co.	1,800	227,592

Commercial Services & Supplies (4.3%)
Brink’s Co. (The)	16,139	1,055,813

Communications Equipment (2.0%)
Research In Motion Ltd.*	4,300	502,670

Computers & Peripherals (2.4%)
Ball Corp.	1,098	52,418
NCR Corp.*	21,439	540,263

		592,681

Consumer Finance (4.0%)
Capital One Financial Corp.	25,600	973,056

Containers & Packaging (5.4%)
Owens-Illinois, Inc.*	32,000	1,334,080

Electronic Equipment & Instruments (4.3%)
Avnet, Inc.*	38,960	1,062,829

Energy Equipment & Services (5.7%)
Cameron International Corp.*	23,300	1,289,655
Tidewater, Inc.	1,900	123,557

		1,413,212

Food & Staples Retailing (12.0%)
Kroger Co. (The)	37,073	1,070,298
Safeway, Inc.	53,878	1,538,217
Whole Foods Market, Inc.	14,100	334,029

		2,942,544

Food Products (1.8%)
Bunge Ltd.	4,170	449,067

Hotels, Restaurants & Leisure (4.4%)
Brinker International, Inc.	57,410	1,085,049

Household Products (5.7%)
Procter & Gamble Co. (The)	22,910	1,393,157

Insurance (4.4%)
Assurant, Inc.	16,500	1,088,340

Internet Software & Services (7.2%)
Akamai Technologies, Inc.*	51,220	1,781,944

Machinery (4.8%)
Deere & Co.	13,300	959,329
Oshkosh Corp.	11,100	229,659

		1,188,988

Media (4.5%)
Regal Entertainment Group, Class A	72,840	1,112,995

Metals & Mining (0.6%)
Southern Copper Co.	1,400	149,282

Oil, Gas & Consumable Fuels (11.3%)
Marathon Oil Corp.	22,560	1,170,187
Occidental Petroleum Corp.	17,870	1,605,799

		2,775,986

Pharmaceutical (6.0%)
Pfizer, Inc.	85,000	1,484,950

Real Estate Investment Trust (REIT) (0.3%)
Developers Diversified Realty Corp.	1,770	61,437

Specialty Retail (3.5%)
Guess?, Inc.	22,760	852,362

Total Common Stocks		24,234,968

Repurchase Agreements (4.5%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $478,920, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $488,466	$478,888	478,888

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Nationwide Leaders Fund (Continued)

Repurchase Agreements (continued)
	Shares or
	Principal Amount	Value

UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $646,639, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $659,529	$646,597	$646,597

Total Repurchase Agreements		1,125,485

Total Investments (Cost $27,297,405) (a) — 102.9%		25,360,453

Liabilities in excess of other assets — (2.9)%		(726,245)

NET ASSETS — 100.0%		$24,634,208

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Nationwide
Leaders Fund

Assets:
Investments, at value (cost $26,171,920)	$24,234,968
Repurchase agreements, at cost and value	1,125,485

Total Investments	25,360,453

Cash	53
Interest and dividends receivable	25,520
Receivable for capital shares issued	746
Receivable for investments sold	300,306
Prepaid expenses and other assets	178

Total Assets	25,687,256

Liabilities:
Payable for investments purchased	976,831
Payable for capital shares redeemed	13,052
Accrued expenses and other payables:
Investment advisory fees	56,780
Fund administration and transfer agent fees	226
Administrative services fees	1,514
Custodian fees	471
Trustee fees	869
Compliance program costs (Note 3)	42
Other	3,263

Total Liabilities	1,053,048

Net Assets	$24,634,208

Represented by:
Capital	$27,245,801
Accumulated net investment income	326
Accumulated net realized losses from investment transactions	(674,967)
Net unrealized appreciation/(depreciation) from investments	(1,936,952)

Net Assets	$24,634,208

Net Assets:
Class I Shares	$3,037,957
Class III Shares	21,596,251

Total	$24,634,208

Shares outstanding (unlimited number of shares authorized):
Class I Shares	258,562
Class III Shares	1,834,059

Total	2,092,621

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.75
Class III Shares	$11.78

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Nationwide
Leaders Fund

INVESTMENT INCOME:
Interest income	$17,507
Dividend income	193,320
Foreign tax withholding	(52)

Total Income	210,775

Expenses:
Investment advisory fees	113,433
Fund administration and transfer agent fees	7,178
Administrative services fees Class I Shares	951
Administrative services fees Class III Shares	10,832
Custodian fees	2,872
Trustee fees	1,110
Compliance program costs (Note 3)	84
Other	7,834

Total expenses before earnings credit	144,294
Earnings credit (Note 6)	(327)

Net Expenses	143,967

Net Investment Income	66,808

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(92,676)
Net change in unrealized appreciation/(depreciation) from investments	(2,770,801)

Net realized/unrealized losses from investments	(2,863,477)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,796,669)

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Nationwide Leaders Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$66,808	$307,961
Net realized gains (losses) from investment transactions	(92,676)	2,103,591
Net change in unrealized appreciation/(depreciation) from investments	(2,770,801)	912,809

Change in net assets resulting from operations	(2,796,669)	3,324,361

Distributions to Shareholders From:
Net investment income:
Class I	(8,640)	(35,302)
Class III	(57,842)	(281,164)
Net realized gains:
Class I	–	(509,007)
Class III	–	(3,860,424)

Change in net assets from shareholder distributions	(66,482)	(4,685,897)

Change in net assets from capital transactions	(1,003,450)	(4,845,047)

Change in net assets	(3,866,601)	(6,206,583)

Net Assets:
Beginning of period	28,500,809	34,707,392

End of period	$24,634,208	$28,500,809

Accumulated net investment income at end of period	$326	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$475,527	$2,025,708
Dividends reinvested	8,640	544,308
Cost of shares redeemed	(746,774)	(1,057,468)

	(262,607)	1,512,548

Class III Shares
Proceeds from shares issued	2,860,618	7,092,888
Dividends reinvested	57,842	4,141,583
Cost of shares redeemed (a)	(3,659,303)	(17,592,066)

	(740,843)	(6,357,595)

Change in net assets from capital transactions	$(1,003,450)	$(4,845,047)

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Leaders Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	39,036	142,143
Reinvested	716	40,722
Redeemed	(64,195)	(76,039)

	(24,443)	106,826

Class III Shares
Issued	231,627	501,585
Reinvested	4,788	308,555
Redeemed	(300,845)	(1,256,739)

	(64,430)	(446,599)

Total change in shares	(88,873)	(339,773)

(a)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Nationwide Leaders Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized									Net		Ratio of Net
			and									Assets	Ratio of	Investment	Ratio of Expenses
	Net Asset		Unrealized	Total								at End	Expenses	Income	(Prior to
	Value,	Net	Gains	from	Net	Net			Net Asset			of	to Average	to Average	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Redemption	Value, End	Total		Period	Net	Net	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Fees	of Period	Return (a)		(000s)	Assets (b)	Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2008 (Unaudited)	$13.04	0.03	(1.29)	(1.26)	(0.03)	–	(0.03)	–	$11.75	(9.64%	)	$3,038	1.12%	0.57%	1.12%	386.66%
Year Ended December 31, 2007	$13.74	0.12	1.44	1.56	(0.15)	(2.11)	(2.26)	–	$13.04	11.56%		$3,690	1.11%	0.94%	1.11%	660.60%
Year Ended December 31, 2006	$12.89	0.10	1.96	2.06	(0.12)	(1.09)	(1.21)	–	$13.74	16.05%		$2,421	1.12%	0.55%	(e)	671.16%
Year Ended December 31, 2005	$13.78	0.15	1.21	1.36	(0.17)	(2.08)	(2.25)	–	$12.89	10.31%		$1,496	1.16%	1.18%	(e)	483.17%
Year Ended December 31, 2004	$11.81	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)	0.01	$13.78	18.79%		$927	1.19%	0.55%	(e)	259.37%
Year Ended December 31, 2003	$9.44	0.01	2.37	2.38	(0.02)	–	(0.02)	0.01	$11.81	25.38%		$530	1.14%	0.05%	(e)	244.94%

Class III Shares
Six Months Ended June 30, 2008 (Unaudited)	$13.07	0.03	(1.29)	(1.26)	(0.03)	–	(0.03)	–	$11.78	(9.63%	)	$21,596	1.16%	0.53%	1.16%	386.66%
Year Ended December 31, 2007	$13.77	0.15	1.41	1.56	(0.15)	(2.11)	(2.26)	–	$13.07	11.56%		$24,811	1.07%	0.96%	1.08%	660.60%
Year Ended December 31, 2006	$12.91	0.10	1.97	2.07	(0.12)	(1.09)	(1.21)	–	$13.77	16.12%		$32,286	1.10%	0.63%	(e)	671.16%
Year Ended December 31, 2005	$13.80	0.16	1.20	1.36	(0.17)	(2.08)	(2.25)	–	$12.91	10.30%		$20,271	1.16%	1.26%	(e)	483.17%
Year Ended December 31, 2004	$11.83	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)	0.01	$13.80	18.77%		$9,617	1.17%	0.48%	(e)	259.37%
Year Ended December 31, 2003	$9.44	0.01	2.39	2.40	(0.02)	–	(0.02)	0.01	$11.83	25.59%		$8,801	1.13%	0.16%	(e)	244.94%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of December 31, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Nationwide Leaders Fund (the “Fund”) (formerly “Nationwide NVIT Nationwide Leaders Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the

12 Semiannual Report 2008

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in Foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Level 3 –
	Level 2 – Other	Significant
	Significant	Unobservable
Level 1 – Quoted Prices	Observable Inputs	Inputs	Total Investments

$25,360,453	$–	$–	$25,360,453

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service

14 Semiannual Report 2008

approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short, if any, includes the deposits with brokers and securities held long would be shown in the Statement of Investments for the Fund.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis: future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

16 Semiannual Report 2008

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the S&P 500 Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Out or Underperformance	Change in Fees

+/− 1 percentage point	+/− 0.02%

+/− 2 percentage points	+/− 0.04%

+/− 3 percentage points	+/− 0.06%

+/− 4 percentage points	+/− 0.08%

+/− 5 percentage points or more	+/− 0.10%

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.70%	0.80%	0.90%

On assets of $500 million or more but less than $2 billion	0.60%	0.70%	0.80%

On assets of $2 billion and more	0.55%	0.65%	0.75%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $54,852 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.15% for all classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, there were no cumulative potential reimbursements for all share classes of the Fund.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $17,693 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the preapproval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $84.

18 Semiannual Report 2008

As of June 30, 2008, the Adviser or affiliates of the Adviser directly held 7% of the shares outstanding of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III shares had contributions to capital due to collection of redemption fees in the amount of $686.

For the year ended December 31, 2007, Class III shares had contributions to capital due to collection of redemption fees in the amount of $5,931.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $92,901,485 and sales of $93,095,389.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the its Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$27,617,655	$316,462	$(2,573,664)	$(2,257,202)

20 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 25

Supplemental Information (Unaudited)
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates

26 Semiannual Report 2008

as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance was acceptable over the one-year period, and longer-term performance had been good. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain and improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was high, but the Board also found that the services provided justify the higher fee in this concentrated Fund. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were higher, but were justified for this concentrated Fund, and the Adviser agreed to maintain the expense cap at 115 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 27

Gartmore NVIT Emerging Markets Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statement of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-EM (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Gartmore NVIT Emerging Markets Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
Gartmore NVIT Emerging			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Markets Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	884.30	6.09	1.30
	Hypothetical	[b]	1,000.00	1,018.40	6.52	1.30

Class II	Actual		1,000.00	883.20	7.30	1.56
	Hypothetical	[b]	1,000.00	1,017.11	7.82	1.56

Class III	Actual		1,000.00	884.10	6.14	1.31
	Hypothetical	[b]	1,000.00	1,018.35	6.57	1.31

Class VI	Actual		1,000.00	883.50	6.70	1.43
	Hypothetical	[b]	1,000.00	1,017.75	7.17	1.43

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Gartmore NVIT Emerging Markets Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	82.2%
Preferred Stocks	11.9%
Equity-Linked Notes	5.7%
Other Investments*	1.6%
Liabilities in excess of other assets**	-1.4%

100.00%

Top Industries

Oil, Gas & Consumable Fuels	22.1%
Commercial Banks	14.8%
Metals & Mining	12.9%
Wireless Telecommunication Services	8.5%
Semiconductors & Semiconductor Equipment	6.5%
Electric Utilities	4.3%
Chemicals	3.9%
Diversified Telecommunication Services	2.9%
Insurance	1.9%
Multiline Retail	1.8%
Other	20.4%

100.0%

Top Holdings***

Petroleo Brasileiro SA ADR	5.0%
Gazprom OAO ADR	4.8%
Companhia Vale do Rio Doce, Class A	3.3%
China Mobile Ltd.	2.6%
CEZ AS	2.2%
Samsung Electronics Co. Ltd.	2.0%
Banpu NVDR	2.0%
CNOOC Ltd.	2.0%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp., Class H	1.9%
Other	72.3%

100.0%

Top Countries

Brazil	19.8%
Republic of Korea	13.7%
Russian Federation	13.2%
Taiwan	7.3%
Hong Kong	6.8%
Mexico	6.5%
India	6.0%
South Africa	4.8%
China	4.7%
Thailand	3.3%
Other	13.9%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as a part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Gartmore NVIT Emerging Markets Fund

Common Stocks (82.2%)
	Shares or
	Principal Amount	Value

ARGENTINA (1.0%)
Energy Equipment & Services (1.0%)
Tenaris SA ADR	54,500	$4,060,250

BRAZIL (7.9%)
Commercial Banks (1.2%)
Unibanco-Uniao de Bancos Brasileiros SA GDR	38,400	4,874,112

Diversified Telecommunication Services (1.2%)
Brasil Telecom Participacoes SA ADR	64,000	4,695,680

Electric Utility (1.6%)
MPX Energia SA*	11,400	6,579,933

Multiline Retail (1.8%)
Lojas Renner SA	372,300	7,364,227

Oil, Gas & Consumable Fuels (0.8%)
Petroleo Brasileiro SA ADR	47,700	3,378,591

Transportation Infrastructure (1.3%)
Companhia de Concessoes Rodoviarias	268,836	5,309,284

		32,201,827

CHINA (4.7%) (a)
Commercial Banks (1.9%)
China Construction Bank Corp., Class H	9,646,000	7,783,809

Construction Materials (0.7%) (b)
Anhui Conch Cement Co. Ltd.*	390,000	2,612,555

Insurance (0.8%)
Ping An Insurance (Group) Co. of China Ltd.	445,000	3,316,671

Marine (0.5%)
China Shipping Development Co. Ltd.	646,000	1,946,434

Oil, Gas & Consumable Fuels (0.8%)
PetroChina Co. Ltd.	2,571,000	3,323,734

		18,983,203

CZECH REPUBLIC (2.2%) (a)
Electric Utility (2.2%)
CEZ AS	100,611	8,943,784

EGYPT (0.9%)
Diversified Telecommunication Services (0.9%)
Telecom Egypt GDR	233,734	3,681,310

HONG KONG (6.8%) (a)
Independent Power Producers & Energy Traders (1.2%)
China Resources Power Holdings Co.	1,984,300	4,828,076

Marine (1.1%)
Pacific Basin Shipping Ltd.	3,090,000	4,421,547

Oil, Gas & Consumable Fuels (1.9%)
CNOOC Ltd.	4,579,000	7,948,994

Real Estate Management & Development (0.0%)
Agile Property Holdings Ltd.	2,000	1,746

Wireless Telecommunication Services (2.6%)
China Mobile Ltd.	790,800	10,615,124

		27,815,487

INDIA (2.1%)
Commercial Banks (0.3%)
ICICI Bank Ltd. ADR	47,330	1,361,211

Information Technology Services (0.9%)
Satyam Computer Services Ltd. ADR	141,640	3,473,013

Pharmaceutical (0.9%)
Sun Pharmaceutical Industries Ltd.*	111,008	3,614,985

		8,449,209

INDONESIA (0.6%)
Commercial Banks (0.5%) (a)
Bank Central Asia Tbk PT	8,360,500	2,252,549

Oil, Gas & Consumable Fuels (0.1%)
Indika Energy Tbk PT*	681,000	242,027

		2,494,576

ISRAEL (0.6%) (a)
Chemicals (0.6%)
Makhteshim-Agan Industries Ltd.	279,017	2,599,143

KAZAKHSTAN (1.5%) (a)
Oil, Gas & Consumable Fuels (1.5%)
KazMunaiGas Exploration Production GDR	200,450	6,245,458

MALAYSIA (1.7%)
Commercial Banks (0.9%) (a)
Bumiputra Commerce Holdings Bhd	1,486,200	3,653,082

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Gartmore NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

MALAYSIA (continued)

Food Products (0.1%) (a)
IOI Corp. Bhd	224,240	$512,653

Wireless Telecommunication Services (0.7%)
TM International Bhd*	1,573,600	2,964,055

		7,129,790

MEXICO (6.5%)
Commercial Banks (1.2%) (b)
Grupo Financiero Banorte SAB de CV	1,044,519	4,912,643

Food & Staples Retailing (1.1%) (b)
Wal-Mart de Mexico SAB de CV, Series V	1,152,964	4,589,718

Metals & Mining (2.3%)
Grupo Mexico SAB de CV, Series B	2,096,817	4,758,099
Industrias CH SAB de CV, Series B*	857,700	4,781,727

		9,539,826

Wireless Telecommunication Services (1.9%)
America Movil SA de CV, Series L ADR	144,674	7,631,554

		26,673,741

MOROCCO (0.3%) (a)
Real Estate Management & Development (0.3%)
Compagnie Generale Immobiliere	3,389	1,116,833

PERU (1.1%)
Commercial Banks (1.1%)
Credicorp Ltd.	54,989	4,515,697

POLAND (1.5%)
Beverages (0.6%)
Central European Distribution Corp.*	32,729	2,426,856

Diversified Telecommunication Services (0.9%) (a)
Telekomunikacja Polska SA	374,068	3,623,330

		6,050,186

REPUBLIC OF KOREA (13.7%)
Building Products (0.5%) (a)
KCC Corp.	5,076	$2,112,047

Chemicals (1.3%) (a)
LG Chem Ltd.	54,656	5,219,458

Commercial Banks (3.1%)
Industrial Bank of Korea(a)	272,180	4,150,632
Kookmin Bank ADR	110,103	6,442,127
Shinhan Financial Group Co. Ltd. (a)	49,500	2,229,861

		12,822,620

Household Durables (0.8%) (a)
LG Electronics, Inc.	30,401	3,438,318

Industrial Conglomerate (0.8%) (a)
LG Corp.	48,400	3,136,218

Insurance (1.1%) (a)
Samsung Fire & Marine Insurance Co. Ltd.	21,024	4,391,674

Machinery (1.3%) (a)
Hanjin Heavy Industries & Construction Co. Ltd.	58,263	2,499,351
Hyundai Heavy Industries	8,714	2,694,868

		5,194,219

Metals & Mining (1.8%) (a)
POSCO	13,738	7,155,204

Semiconductors & Semiconductor Equipment (3.0%) (a)
Samsung Electronics Co. Ltd.	13,954	8,337,851
Samsung Electronics Co. Ltd. GDR	17,997	3,842,359

		12,180,210

		55,649,968

RUSSIAN FEDERATION (13.2%)
Automobiles (1.5%) (a)
Severstal-Avto	99,406	6,239,136

Chemicals (1.3%) (a)
Uralkali GDR	73,574	5,307,967

Commercial Banks (1.8%) (a)
Sberbank	2,335,800	7,362,453

Metals & Mining (1.9%)
Chelyabinsk Zinc Plant* (a)	44,200	353,600
Evraz Group SA GDR (a)	20,800	2,412,523
MMC Norilsk Nickel ADR	203,500	5,146,515

		7,912,638

Oil, Gas & Consumable Fuels (5.4%) (a)
Gazprom OAO ADR*	337,493	19,608,343
LUKOIL ADR	23,700	2,327,550

		21,935,893

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

RUSSIAN FEDERATION (continued)

Transportation Infrastructure (0.3%)(a)
Novorossiysk Commercial Sea Port GDR	66,092	$990,058

Wireless Telecommunication Services (1.0%)
Mobile Telesystems OJSC ADR	52,046	3,987,244

		53,735,389

SOUTH AFRICA (4.8%) (a)
Industrial Conglomerate (0.8%)
Barloworld Ltd.	335,880	3,426,551

Metals & Mining (1.1%)
Impala Platinum Holdings Ltd.	110,940	4,365,453

Oil, Gas & Consumable Fuels (1.4%)
Sasol Ltd.	96,946	5,714,002

Wireless Telecommunication Services (1.5%)
MTN Group Ltd.	378,676	6,001,729

		19,507,735

TAIWAN (7.3%)
Chemicals (0.7%) (a)
Nan Ya Plastics Corp.	1,317,900	2,796,562

Computers & Peripherals (0.9%) (a)
Asustek Computer, Inc.	1,381,000	3,751,553

Construction Materials (0.6%) (a)
Taiwan Cement Corp.	1,867,198	2,518,802

Electronic Equipment & Instruments (0.8%) (a)
Delta Electronics, Inc.	210	583
HON HAI Precision Industry Co. Ltd.	704,080	3,462,835

		3,463,418

Metals & Mining (0.8%) (a)
China Steel Corp.	2,103,000	3,242,297

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Semiconductor Engineering, Inc. (a)	4,347,070	3,897,312
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,651,112	7,759,119
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	226,711	2,473,417

		14,129,848

		29,902,480

THAILAND (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Banpu NVDR	509,208	8,062,155
PTT Exploration & Production PCL NVDR (a)	921,400	5,331,175

		13,393,330

TURKEY (0.5%) (a)
Commercial Banks (0.5%)
Turkiye Vakiflar Bankasi Tao, Class D	1,532,409	1,993,519

Total Common Stocks		335,142,915

Equity-Linked Notes (5.7%)

EGYPT (0.5%)
Real Estate Management & Development (0.5%)
Talaat Moustafa Group 0.00%, 11/24/08	1,039,700	1,871,460

INDIA (3.9%)
Electric Utilities (0.5%)
Tata Power Co. Ltd. 0.00%, 03/28/12	74,747	1,836,534

Metals & Mining (0.6%)
Tata Steel Ltd. 0.00%, 05/20/10	151,222	2,561,701

Oil, Gas & Consumable Fuels (1.9%)
Reliance Industries Ltd. 0.00%, 03/09/09	161,403	7,860,326

Wireless Telecommunication Services (0.9%)
Bharti Airtel Ltd. 0.00%, 01/24/17	210,286	3,526,496

		15,785,057

MALAYSIA (0.6%)
Food Products (0.6%)
IOI Corp. Bhd	1,001,250	2,282,850

UNITED ARAB EMIRATES (0.7%)
Commercial Banks (0.7%)
Union National Bank 0.00%, 01/05/10	1,244,784	3,087,064

Total Equity-Linked Notes		23,026,431

Preferred Stocks (11.9%)

BRAZIL (11.9%)
Beverages (1.0%)
Cia Brasileira de Distribuicao Groupo Pao de Acucar ADR	98,348	4,175,856

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Gartmore NVIT Emerging Markets Fund (Continued)

Preferred Stocks (continued)
	Shares or
	Principal Amount	Value

Commercial Banks (1.5%)
Banco Bradesco SA	286,917	$5,840,030

Metals & Mining (4.4%)
Companhia Vale do Rio Doce, Class A	447,216	13,297,044
Usinas Siderurgicas de Minas Gerais SA, Class A	94,200	4,635,938

		17,932,982

Oil, Gas & Consumable Fuels (5.0%)
Petroleo Brasileiro SA ADR	353,776	20,501,320

Total Preferred Stocks		48,450,188

Securities Purchased With Collateral For Securities On Loan (1.6%)

Repurchase Agreement (1.6%)
Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $6,441,159, collateralized by U.S. Government Agency Mortgages ranging 2.64%-15.43%, maturing 12/15/13-05/25/38; total market value of $6,569,525	$6,440,711	6,440,711

Total Securities Purchased With Collateral For Securities On Loan		6,440,711

Total Investments (Cost $344,584,785) (c) — 101.4%		413,060,245

Liabilities in excess of other assets — (1.4)%		(5,707,727)

NET ASSETS — 100.0%		$407,352,518

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of June 30, 2008.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non Voting Depositary Receipt

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Gartmore
NVIT Emerging
Markets Fund

Assets:
Investments, at value (cost $338,144,074)*	$406,619,534
Repurchase agreements, at cost and value†	6,440,711

Total Investments	413,060,245

Foreign currencies, at value (cost $58,797)	58,844
Interest and dividends receivable	1,065,969
Receivable for capital shares issued	31,551
Receivable for investments sold	6,477,216
Reclaims receivable	10,045
Prepaid expenses and other assets	35,404

Total Assets	420,739,274

Liabilities:
Cash overdraft	2,643,183
Payable for investments purchased	2,444,873
Unrealized depreciation on spot foreign currency contracts	12,507
Payable upon return of securities loaned (Note 2)	6,440,711
Payable for capital shares redeemed	563,405
Accrued expenses and other payables:
Investment advisory fees	1,184,034
Fund administration and transfer agent fees	16,797
Distribution fees	24,066
Administrative services fees	28,655
Custodian fees	18,885
Trustee fees	4,129
Compliance program costs (Note 3)	735
Other	4,776

Total Liabilities	13,386,756

Net Assets	$407,352,518

Represented by:
Capital	$250,406,997
Accumulated net investment income	706,366
Accumulated net realized gains from investment and foreign currency transactions	87,754,242
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	68,484,913

Net Assets	$407,352,518

Net Assets:
Class I Shares	$69,221,787
Class II Shares	7,629,312
Class III Shares	225,920,352
Class VI Shares	104,581,067

Total	$407,352,518

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Assets and Liabilities (Continued)

Gartmore
NVIT Emerging
Markets Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	3,475,041
Class II Shares	385,545
Class III Shares	11,354,027
Class VI Shares	5,257,827

Total	20,472,440

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$19.92
Class II Shares	$19.79
Class III Shares	$19.90
Class VI Shares	$19.89

*	Includes value of securities on loan of $7,742,706.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $6,440,711.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

Gartmore NVIT
Emerging Markets
Fund

INVESTMENT INCOME:
Interest income	$30,168
Dividend income	5,240,660
Income from securities lending (Note 2)	100,851
Foreign tax withholding	(364,723)

Total Income	5,006,956

Expenses:
Investment advisory fees	2,353,162
Fund administration and transfer agent fees	113,230
Distribution fees Class II Shares	10,187
Distribution fees Class VI Shares	134,961
Administrative services fees Class I Shares	41,288
Administrative services fees Class II Shares	5,100
Administrative services fees Class III Shares	154,031
Custodian fees	21,633
Trustee fees	10,647
Compliance program costs (Note 3)	167
Other	59,598

Total expenses before earnings credit	2,904,004
Earnings credit (Note 6)	(1,382)

Net Expenses	2,902,622

Net Investment Income	2,104,334

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	20,003,853
Net realized gains from foreign currency transactions	267,543

Net realized gains from investment and foreign currency transactions	20,271,396
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(81,236,501)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(60,965,105)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,860,771)

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statements of Changes in Net Assets

	Gartmore NVIT Emerging Markets Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$2,104,334	$2,792,511
Net realized gains from investment and foreign currency transactions	20,271,396	67,678,445
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(81,236,501)	72,342,943

Change in net assets resulting from operations	(58,860,771)	142,813,899

Distributions to Shareholders From:
Net investment income:
Class I	(249,638)	(413,677)
Class II	(18,267)	(38,948)
Class III	(842,169)	(1,670,240)
Class VI	(311,030)	(586,038)
Net realized gains:
Class I	–	(5,931,932)
Class II	–	(979,635)
Class III	–	(24,362,173)
Class VI	–	(9,036,777)

Change in net assets from shareholder distributions	(1,421,104)	(43,019,420)

Change in net assets from capital transactions	(45,254,209)	90,151,894

Change in net assets	(105,536,084)	189,946,373

Net Assets:
Beginning of period	512,888,602	322,942,229

End of period	$407,352,518	$512,888,602

Accumulated net investment income at end of period	$706,366	$23,136

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$13,429,307	$24,402,284
Dividends reinvested	249,638	6,345,599
Cost of shares redeemed	(12,902,363)	(13,991,360)

	776,582	16,756,523

Class II Shares
Proceeds from shares issued	3,064	6,219
Dividends reinvested	18,267	1,018,582
Cost of shares redeemed	(963,736)	(2,342,221)

	(942,405)	(1,317,420)

Class III Shares
Proceeds from shares issued	17,903,111	85,001,467
Dividends reinvested	842,169	26,032,372
Cost of shares redeemed (a)	(57,054,468)	(68,643,044)

	(38,309,188)	42,390,795

See accompanying notes to financial statements.

12 Semiannual Report 2008

	Gartmore NVIT Emerging Markets Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$12,639,225	$46,740,126
Dividends reinvested	311,025	9,622,809
Cost of shares redeemed (a)	(19,729,448)	(24,040,939)

	(6,779,198)	32,321,996

Change in net assets from capital transactions	$(45,254,209)	$90,151,894

SHARE TRANSACTIONS:
Class I Shares
Issued	657,382	1,189,263
Reinvested	12,658	340,767
Redeemed	(631,849)	(728,074)

	38,191	801,956

Class II Shares
Issued	64	50
Reinvested	929	55,203
Redeemed	(48,135)	(121,506)

	(47,142)	(66,253)

Class III Shares
Issued	873,489	4,192,756
Reinvested	42,767	1,399,588
Redeemed	(2,798,614)	(3,634,347)

	(1,882,358)	1,957,997

Class VI Shares
Issued	609,631	2,331,450
Reinvested	15,768	517,233
Redeemed	(966,196)	(1,284,704)

	(340,797)	1,563,979

Total change in shares	(2,232,106)	4,257,679

(a)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Gartmore NVIT Emerging Markets Fund

		Investment Activities			Distributions							Ratios / Supplemental Data

			Net Realized											Ratio of Net
			and											Investment	Ratio of
			Unrealized										Ratio of	Income	Expenses
	Net Asset		Gains	Total								Net Assets	Expenses	to	(Prior to
	Value,	Net	(Losses)	from	Net	Net			Net Asset			at End of	to	Average	Reimbursements)
	Beginning	Investment	on	Investment	Investment	Realized	Total	Redemption	Value, End	Total		Period	Average	Net	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Fees	of Period	Return (a)		(000s)	Net Assets (b)	Assets (b)	Net Assets (c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited)	$22.61	0.10	(2.72)	(2.62)	(0.07)	–	(0.07)	–	$19.92	(11.57%	)	$69,222	1.30%	1.02%	1.30%	30.41%
Year ended December 31, 2007	$17.52	0.14	7.31	7.45	(0.14)	(2.23)	(2.37)	–	$22.61	45.58%		$77,699	1.37%	0.73%	1.37%	62.52%
Year ended December 31, 2006	$13.08	0.12	4.58	4.70	(0.10)	(0.17)	(0.27)	0.01	$17.52	36.72%		$46,161	1.33%	0.81%	(e)	114.19%
Year ended December 31, 2005	$10.83	0.10	3.38	3.48	(0.07)	(1.16)	(1.23)	–	$13.08	32.64%		$30,292	1.46%	0.89%	(e)	132.22%
Year ended December 31, 2004	$9.84	0.13	1.89	2.02	(0.11)	(0.93)	(1.04)	0.01	$10.83	20.74%		$20,280	1.47%	1.08%	(e)	151.18%
Year ended December 31, 2003	$5.99	0.09	3.80	3.89	(0.05)	–	(0.05)	0.01	$9.84	65.26%		$16,993	1.39%	1.17%	(e)	133.49%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$22.46	0.08	(2.70)	(2.62)	(0.05)	–	(0.05)	–	$19.79	(11.68%	)	$7,629	1.56%	0.75%	1.56%	30.41%
Year ended December 31, 2007	$17.42	0.11	7.24	7.35	(0.09)	(2.23)	(2.32)	–	$22.46	45.19%		$9,720	1.61%	0.53%	1.61%	62.52%
Year ended December 31, 2006	$13.02	0.09	4.55	4.64	(0.08)	(0.17)	(0.25)	0.01	$17.42	36.31%		$8,692	1.58%	0.61%	(e)	114.19%
Year ended December 31, 2005	$10.79	0.07	3.37	3.44	(0.05)	(1.16)	(1.21)	–	$13.02	32.33%		$8,141	1.71%	0.61%	(e)	132.22%
Year ended December 31, 2004	$9.82	0.11	1.87	1.98	(0.09)	(0.93)	(1.02)	0.01	$10.79	20.44%		$8,178	1.72%	0.87%	(e)	151.18%
Year ended December 31, 2003	$5.99	0.04	3.81	3.85	(0.03)	–	(0.03)	0.01	$9.82	64.66%		$6,360	1.66%	0.35%	(e)	133.49%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	$22.59	0.11	(2.73)	(2.62)	(0.07)	–	(0.07)	–	$19.90	(11.59%	)	$225,920	1.31%	1.01%	1.31%	30.41%
Year ended December 31, 2007	$17.51	0.15	7.29	7.44	(0.14)	(2.23)	(2.37)	–	$22.59	45.55%		$299,039	1.36%	0.74%	1.36%	62.52%
Year ended December 31, 2006	$13.08	0.12	4.57	4.69	(0.10)	(0.17)	(0.27)	0.01	$17.51	36.64%		$197,467	1.33%	0.87%	(e)	114.19%
Year ended December 31, 2005	$10.83	0.08	3.40	3.48	(0.07)	(1.16)	(1.23)	–	$13.08	32.65%		$151,546	1.45%	0.75%	(e)	132.22%
Year ended December 31, 2004	$9.84	0.12	1.90	2.02	(0.11)	(0.93)	(1.04)	0.01	$10.83	20.76%		$66,844	1.48%	1.08%	(e)	151.18%
Year ended December 31, 2003	$5.99	0.06	3.82	3.88	(0.04)	–	(0.04)	0.01	$9.84	65.22%		$46,902	1.42%	0.89%	(e)	133.49%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited)	$22.58	0.09	(2.72)	(2.63)	(0.06)	–	(0.06)	–	$19.89	(11.65%	)	$104,581	1.43%	0.88%	1.43%	30.41%
Year ended December 31, 2007	$17.50	0.12	7.30	7.42	(0.12)	(2.23)	(2.35)	–	$22.58	45.45%		$126,431	1.45%	0.62%	1.45%	62.52%
Year ended December 31, 2006	$13.07	0.10	4.58	4.68	(0.09)	(0.17)	(0.26)	0.01	$17.50	36.56%		$70,623	1.43%	0.69%	(e)	114.19%
Year ended December 31, 2005	$10.83	0.07	3.40	3.47	(0.07)	(1.16)	(1.23)	–	$13.07	32.49%		$36,000	1.55%	0.59%	(e)	132.22%
Period ended December 31, 2004 (f)	$10.11	0.05	1.62	1.67	(0.10)	(0.86)	(0.96)	0.01	$10.83	16.70%		$8,862	1.68%	0.97%	(e)	151.18%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.
(f)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

2008 Semiannual Report 14

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT Emerging Markets Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Level 3 –
	Level 2 – Other	Significant
	Significant	Unobservable
Level 1 – Quoted Prices	Observable Inputs	Inputs	Total Investments

$107,265,511	$305,794,734	$–	$413,060,245

16 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Equity-Linked Notes

Equity-linked notes are synthetic equity instruments that allow investors to gain equity exposure to the underlying shares without ownership of the underlying shares. This is a more cost efficient way of gaining exposure to the local markets in India, Egypt, and United Arab Emirates as custody and settlement costs are high. These securities are priced at parity, which is the value of the underlying security and adjusted by the appropriate foreign exchange rate.

The level and type of risk involved in the purchase of an equity-linked note by the Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

18 Semiannual Report 2008

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$7,742,706	$8,036,391	*

*	Includes $1,595,680 in the form of U.S. Government securities, interest rates ranging from 2.64% to 15.43%, and maturity dates ranging from 12/15/13 to 05/25/38.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis: future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the MSCI Emerging Markets Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate

20 Semiannual Report 2008

applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Out or Underperformance	Change in Fees

+/− 1 percentage point	+/− 0.02%

+/− 2 percentage points	+/− 0.04%

+/− 3 percentage points	+/− 0.06%

+/− 4 percentage points	+/− 0.08%

+/− 5 percentage points or more	+/− 0.10%

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.95%	1.05%	1.15%

On assets of $500 million or more but less than $2 billion	0.90%	1.00%	1.10%

On assets of $2 billion and more	0.85%	0.95%	1.05%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $1,135,177 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.40% for all classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the six months ended June 30, 2008, there were no cumulative potential reimbursements for all share classes of the Fund.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $252,040 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $167.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-

22 Semiannual Report 2008

term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III and Class VI shares had contributions to capital due to collection of redemption fees in the amount of $61,612 and $29,458, respectively.

For the year ended December 31, 2007, Class III and Class VI shares had contributions to capital due to collection of redemption fees in the amount of $186,872 and $37,749, respectively.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $131,810,717 and sales of $174,028,516.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open Shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market

2008 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the its Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$344,894,721	$87,433,922	$(19,268,398)	$68,165,524

24 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

28 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 29

Supplemental Information (Unaudited)
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates

30 Semiannual Report 2008

as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been very good in all periods. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was approximately at the median of the peer group of funds, and the performance-based fee had resulted in a higher advisory fee due to the Fund’s good performance. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were approximately at the median of the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 31

Gartmore NVIT International Equity Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IE (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Gartmore NVIT International Equity Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
Gartmore NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
International Equity Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class I	Actual		1,000.00	943.70	5.75	1.19
	Hypothetical	[b]	1,000.00	1,018.95	5.97	1.19

Class III	Actual		1,000.00	943.40	6.18	1.28
	Hypothetical	[b]	1,000.00	1,018.50	6.42	1.28

Class VI	Actual	[c]	1,000.00	959.60	7.11*	1.46*
	Hypothetical	[b]	1,000.00	1,017.60	7.32*	1.46*

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 61/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

[c]	For the period from May 1, 2008 (commencement of operations) through June 30, 2008.

2008 Semiannual Report 3

Portfolio Summary	Gartmore NVIT International Equity Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	98.9%
Repurchase Agreements	0.5%
Other assets in excess of liabilities	0.6%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	14.7%
Metals & Mining	12.5%
Chemicals	9.8%
Commercial Banks	8.1%
Machinery	5.6%
Wireless Telecommunication Services	5.7%
Tobacco	4.4%
Automobiles	4.0%
Diversified Telecommunication Services	3.7%
Electrical Equipment	3.7%
Other	27.8%

100.0%

Top Holdings*

Royal Dutch Shell PLC, Class A	3.8%
Agrium, Inc.	2.7%
Syngenta AG	2.6%
ArcelorMittal	2.6%
BG Group PLC	2.6%
Petroleo Brasileiro SA ADR	2.5%
Nestle SA	2.4%
Nintendo Co. Ltd.	2.3%
Vallourec	2.3%
Companhia Vale do Rio Doce ADR	2.3%
Other	73.9%

100.0%

Top Countries

United Kingdom	22.3%
Japan	13.3%
Switzerland	10.0%
France	9.2%
Brazil	6.5%
United States	5.7%
Australia	4.6%
Hong Kong	4.6%
Canada	4.2%
Germany	3.2%
Other	16.4%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as a part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Gartmore NVIT International Equity Fund

Common Stocks (98.9%)
	Shares or
	Principal Amount	Value

AUSTRALIA (4.6%) (a)
Biotechnology (2.0%)
CSL Ltd.	65,170	$2,230,239

Information Technology Services (1.7%)
Computershare Ltd.	215,990	1,903,343

Metals & Mining (0.9%)
MacArthur Coal Ltd.	63,900	1,031,168

		5,164,750

BRAZIL (6.5%)
Commercial Banks (1.7%)
Unibanco — Uniao de Bancos Brasileiros SA GDR	15,000	1,903,950

Metals & Mining (2.3%)
Companhia Vale do Rio Doce ADR	86,060	2,568,030

Oil, Gas & Consumable Fuels (2.5%)
Petroleo Brasileiro SA ADR	48,620	2,817,529

		7,289,509

CANADA (4.2%)
Chemicals (4.2%)
Agrium, Inc.	28,070	3,018,648
Potash Corp. of Saskatchewan	7,270	1,661,704

		4,680,352

FRANCE (9.2%) (a)
Commercial Banks (1.4%)
Societe Generale	18,635	1,615,487

Diversified Telecommunication Services (1.8%)
France Telecom SA	69,070	2,025,432

Electrical Equipment (1.8%)
Alstom	8,910	2,042,926

Machinery (2.3%)
Vallourec	7,380	2,580,769

Oil, Gas & Consumable Fuels (1.9%)
Total SA	24,650	2,097,976

		10,362,590

GERMANY (3.2%) (a)
Electric Utility (2.0%)
E. ON AG	10,750	2,165,387

Machinery (1.2%)
MAN AG	12,460	1,379,338

		3,544,725

HONG KONG (4.6%)
Marine (0.9%) (a)
Pacific Basin Shipping Ltd.	716,000	1,024,540

Real Estate Management & Development (1.9%) (a)
Cheung Kong Holdings Ltd.	66,000	892,548
New World Development Co. Ltd.	599,000	1,223,547

		2,116,095

Wireless Telecommunication Services (1.8%)
China Mobile Ltd. ADR	29,770	1,993,101

		5,133,736

ISRAEL (1.6%)
Pharmaceutical (1.6%)
Teva Pharmaceutical Industries Ltd. ADR	38,940	1,783,452

ITALY (0.9%) (a)
Automobiles (0.9%)
Fiat SpA	59,630	970,504

JAPAN (13.3%) (a)
Automobiles (3.1%)
Honda Motor Co. Ltd.	36,000	1,228,734
Suzuki Motor Corp.	48,500	1,148,863
Toyota Motor Corp.	23,300	1,100,009

		3,477,606

Commercial Banks (0.9%)
Mizuho Financial Group, Inc.	213	991,194

Food & Staples Retailing (1.0%)
Seven & I Holdings Co. Ltd.	41,500	1,188,442

Machinery (2.1%)
NSK Ltd.	271,000	2,374,846

Marine (2.2%)
Mitsui OSK Lines Ltd.	170,000	2,424,877

Software (2.3%)
Nintendo Co. Ltd.	4,600	2,608,906

Tobacco (1.7%)
Japan Tobacco, Inc.	445	1,898,129

		14,964,000

LUXEMBOURG (2.6%) (a)
Metals & Mining (2.6%)
ArcelorMittal	29,830	2,933,139

MEXICO (1.2%)
Commercial Banks (1.2%)
Grupo Financiero Banorte SAB de CV	278,580	1,310,234

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Gartmore NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

NORWAY (2.0%) (a)
Chemicals (2.0%)
Yara International ASA	24,800	$2,191,131

PORTUGAL (1.4%) (a)
Oil, Gas & Consumable Fuels (1.4%)
Galp Energia SGPS SA, B Shares	71,820	1,592,783

RUSSIAN FEDERATION (0.7%)
Specialty Retail (0.7%)
M Video	99,000	806,850

SOUTH AFRICA (1.8%) (a)
Wireless Telecommunication Services (1.8%)
MTN Group Ltd.	125,730	1,992,725

SPAIN (3.1%) (a)
Commercial Banks (1.2%)
Banco Bilbao Vizcaya Argentaria SA	70,800	1,348,883

Diversified Telecommunication Services (1.9%)
Telefonica SA	82,060	2,171,417

		3,520,300

SWITZERLAND (10.0%) (a)
Capital Markets (1.4%)
Julius Baer Holding AG	23,800	1,596,489

Chemicals (2.7%)
Syngenta AG	9,140	2,961,836

Electrical Equipment (1.9%)
ABB Ltd.*	75,670	2,142,428

Food Products (2.4%)
Nestle SA	60,100	2,709,050

Insurance (1.6%)
Zurich Financial Services AG	7,000	1,784,420

		11,194,223

UNITED KINGDOM (22.3%)
Aerospace & Defense (0.0%)
Rolls-Royce Group PLC, B Shares	4,344	9

Airline (0.7%) (a)
British Airways PLC	182,170	775,828

Commercial Banks (1.7%) (a)
Standard Chartered PLC	66,240	1,875,654

Independent Power Producers & Energy Traders (1.9%) (a)
International Power PLC	244,160	2,091,392

Metals & Mining (5.6%) (a)
Anglo American PLC	18,870	1,325,151
BHP Billiton PLC	46,250	1,773,475
Rio Tinto PLC	13,580	1,635,202
Xstrata PLC	19,970	1,590,627

		6,324,455

Oil, Gas & Consumable Fuels (6.4%) (a)
BG Group PLC	112,790	2,930,773
Royal Dutch Shell PLC, Class A	105,060	4,295,814

		7,226,587

Tobacco (2.7%) (a)
British American Tobacco PLC	57,930	1,997,988
Imperial Tobacco Group PLC	28,275	1,050,250

		3,048,238

Water Utility (1.2%) (a)
Pennon Group PLC	106,697	1,349,974

Wireless Telecommunication Services (2.1%) (a)
Vodafone Group PLC	785,940	2,315,346

		25,007,483

UNITED STATES (5.7%)
Chemicals (0.9%)
Mosaic Co. (The)*	7,440	1,076,568

Energy Equipment & Services (1.2%)
Transocean, Inc.*	8,690	1,324,267

Metals & Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc.	10,250	1,201,197

Oil, Gas & Consumable Fuels (2.5%)
Apache Corp.	12,980	1,804,220
ConocoPhillips	10,600	1,000,535

		2,804,755

		6,406,787

Total Common Stocks		110,849,273

6 Semiannual Report 2008

Repurchase Agreements (0.5%)
	Shares or
	Principal Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $247,727, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $252,665	$247,710	$247,710
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $334,482, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $341,149	334,460	334,460

Total Repurchase Agreements		582,170

Total Investments (Cost $97,972,118) (b) — 99.4%		111,431,443

Other assets in excess of liabilities — 0.6%		677,455

NET ASSETS — 100.0%		$112,108,898

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Gartmore NVIT
International
Equity Fund

Assets:
Investments, at value (cost $97,389,948)	$110,849,273
Repurchase agreements, at cost and value	582,170

Total Investments	111,431,443

Foreign currencies, at value (cost $58,936)	58,951
Interest and dividends receivable	173,711
Receivable for capital shares issued	94,981
Receivable for investments sold	731,558
Unrealized appreciation on futures contracts	580
Reclaims receivable	125,610
Prepaid expenses and other assets	1,081

Total Assets	112,617,915

Liabilities:
Cash overdraft	46,533
Unrealized depreciation on spot foreign currency contracts	469
Payable for capital shares redeemed	140,533
Accrued expenses and other payables:
Investment advisory fees	290,748
Fund administration and transfer agent fees	8,126
Distribution fees	144
Administrative services fees	6,981
Custodian fees	3,631
Trustee fees	1,208
Compliance program costs (Note 3)	192
Other	10,452

Total Liabilities	509,017

Net Assets	$112,108,898

Represented by:
Capital	$79,183,736
Accumulated net investment income	415,348
Accumulated net realized gains from investment and foreign currency transactions	19,038,629
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	13,471,185

Net Assets	$112,108,898

Net Assets:
Class I Shares	$18,146,683
Class III Shares	92,917,213
Class VI Shares	1,045,002

Total	$112,108,898

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,374,894
Class III Shares	7,033,541
Class VI Shares	79,148

Total	8,487,583

See accompanying notes to financial statements.

8 Semiannual Report 2008

Gartmore NVIT
International
Equity Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.20
Class III Shares	$13.21
Class VI Shares	$13.20

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

Gartmore NVIT
International Equity Fund

INVESTMENT INCOME:
Interest income	$10,376
Dividend income	1,839,476
Income from securities lending (Note 2)	102
Foreign tax withholding	(156,490)

Total Income	1,693,464

Expenses:
Investment advisory fees	572,935
Fund administration and transfer agent fees	34,900
Distribution fees Class VI Shares	200
Administrative services fees Class I Shares	5,323
Administrative services fees Class III Shares	67,918
Administrative services fees Class VI Shares	80
Custodian fees	15,507
Trustee fees	2,870
Compliance program costs (Note 3)	43
Other	27,505

Total expenses before earnings credit	727,281
Earnings credit (Note 6)	(230)

Net Expenses	727,051

Net Investment Income	966,413

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,653,936
Net realized gains from foreign currency transactions	20,577

Net realized gains from investment and foreign currency transactions	5,674,513
Net change in unrealized appreciation/ (depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(13,853,144)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(8,178,631)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,212,218)

See accompanying notes to financial statements.

10 Semiannual Report 2008

Statements of Changes in Net Assets

	Gartmore NVIT International Equity Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$966,413		$411,102
Net realized gains from investment and foreign currency transactions	5,674,513		13,531,192
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(13,853,144)		11,173,812

Change in net assets resulting from operations	(7,212,218)		25,116,106

Distributions to Shareholders From:
Net investment income:
Class I	(93,335)		(72,352)
Class III	(446,230)		(392,720)
Class VI	(2,989	)(a)	–
Net realized gains:
Class I	–		(1,473,604)
Class III	–		(7,597,748)

Change in net assets from shareholder distributions	(542,554)		(9,536,424)

Change in net assets from capital transactions	(9,284,772)		22,471,871

Change in net assets	(17,039,544)		38,051,553

Net Assets:
Beginning of period	129,148,442		91,096,889

End of period	$112,108,898		$129,148,442

Accumulated net investment income (loss) at end of period	$415,348		$(8,511)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,489,408		$12,467,723
Dividends reinvested	93,335		1,545,953
Cost of shares redeemed	(4,849,064)		(9,607,522)

	(3,266,321)		4,406,154

Class III Shares
Proceeds from shares issued	9,067,199		28,773,270
Dividends reinvested	446,223		7,990,455
Cost of shares redeemed (b)	(16,625,632)		(18,698,008)

	(7,112,210)		18,065,717

Class VI Shares
Proceeds from shares issued	1,098,383	(a)	–
Dividends reinvested	2,989	(a)	–
Cost of shares redeemed (b)	(7,613	)(a)	–

	1,093,759		–

Change in net assets from capital transactions	$(9,284,772)		$22,471,871

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT International Equity Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	112,534		938,609
Reinvested	7,134		123,085
Redeemed	(376,234)		(762,494)

	(256,566)		299,200

Class III Shares
Issued	714,789		2,170,206
Reinvested	34,051		635,677
Redeemed	(1,276,707)		(1,453,609)

	(527,867)		1,352,274

Class VI Shares
Issued	79,480	(a)	–
Reinvested	225	(a)	–
Redeemed	(557	)(a)	–

	79,148		–

Total change in shares	(705,285)		1,651,474

(a)	For the period from May 1, 2008 (commencement of operations) through June 30, 2008.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Gartmore NVIT International Equity Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

													Ratio of
												Ratio of Net	Expenses
										Net Assets		Investment	(Prior to
			Net Realized and	Total						at End of	Ratio of Expenses	Income	reimbursements)
	Net Asset Value,		Unrealized Gains (Losses) on	from Investment	Net Investment	Net		Net Asset Value, End		Period	to Average	to Average	to Average	Portfolio
	Beginning of Period	Net Investment Income	Investments	Activities	Income	Realized Gains	Total Distributions	of Period	Total Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2008 (Unaudited)	$14.06	0.12	(0.91)	(0.79)	(0.07)	–	(0.07)	$13.20	(5.63%)	$18,147	1.19%	1.71%	1.19%	53.05%
Year Ended December 31, 2007	$12.07	0.04	3.10	3.14	(0.05)	(1.10)	(1.15)	$14.06	27.15%	$22,903	1.29%	0.30%	1.29%	151.60%
Year Ended December 31, 2006	$9.21	0.08	2.92	3.00	(0.12)	(0.02)	(0.14)	$12.07	32.96%	$16,082	1.24%	0.41%	(e)	169.26%
Year Ended December 31, 2005	$7.16	0.07	2.08	2.15	(0.08)	(0.02)	(0.10)	$9.21	30.21%	$6,302	1.34%	0.94%	(e)	215.52%
Year Ended December 31, 2004	$6.32	0.07	0.83	0.90	(0.06)	–	(0.06)	$7.16	14.19%	$3,647	1.33%	0.98%	(e)	262.03%
Year Ended December 31, 2003	$4.66	0.07	1.59	1.66	–	–	–	$6.32	35.62%	$3,678	1.25%	0.83%	(e)	331.02%

Class III Shares
Six Months Ended June 30, 2008 (Unaudited)	$14.07	0.11	(0.91)	(0.80)	(0.06)	–	(0.06)	$13.21	(5.66%)	$92,917	1.28%	1.68%	1.28%	53.05%
Year Ended December 31, 2007	$12.08	0.06	3.09	3.15	(0.06)	(1.10)	(1.16)	$14.07	27.15%	$106,245	1.25%	0.38%	1.25%	151.60%
Year Ended December 31, 2006	$9.22	0.07	2.93	3.00	(0.12)	(0.02)	(0.14)	$12.08	32.95%	$75,015	1.22%	0.59%	(e)	169.26%
Year Ended December 31, 2005	$7.17	0.06	2.09	2.15	(0.08)	(0.02)	(0.10)	$9.22	30.17%	$37,647	1.33%	0.54%	(e)	215.52%
Year Ended December 31, 2004	$6.32	0.05	0.86	0.91	(0.06)	–	(0.06)	$7.17	14.35%	$12,023	1.35%	0.98%	(e)	262.03%
Year Ended December 31, 2003	$4.67	0.02	1.63	1.65	–	–	–	$6.32	35.33%	$6,912	1.33%	0.24%	(e)	331.02%

Class VI Shares
Period Ended June 30, 2008 (Unaudited) (f)	$13.81	0.03	(0.59)	(0.56)	(0.05)	–	(0.05)	$13.20	(4.04%)	$1,045	1.46%	1.64%	1.46%	53.05%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from May 1, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT International Equity Fund (“the Fund”) (formerly “Gartmore NVIT International Growth Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

14 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Level 3 –
	Level 2 – Other	Significant
	Significant	Unobservable
Level 1 – Quoted Prices	Observable Inputs	Inputs	Total Investments

$22,153,201	$89,278,242	$–	$111,431,443

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

16 Semiannual Report 2008

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Equity-Linked Notes

Equity-linked notes are synthetic equity instruments that allow investors to gain equity exposure to the underlying shares without ownership of the underlying shares. This is a more cost efficient way of gaining exposure to the local markets in India as custody and settlement costs are high. These securities are priced at parity, which is the value of the underlying security and adjusted by the appropriate foreign exchange rate.

The level and type of risk involved in the purchase of an equity-linked note by the Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short, if any, includes the deposits with brokers and securities held long would be shown in the Statement of Investments for the Fund.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized

18 Semiannual Report 2008

capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis: future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the MSCI All Country World ex U.S. Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Out or Underperformance	Change in Fees

+/− 1 percentage point	+/− 0.02%

+/− 2 percentage points	+/− 0.04%

+/− 3 percentage points	+/− 0.06%

+/− 4 percentage points	+/− 0.08%

+/− 5 percentage points or more	+/− 0.10%

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.80%	0.90%	1.00%

On assets of $500 million or more but less than $2 billion	0.75%	0.85%	0.95%

On assets of $2 billion and more	0.70%	0.80%	0.90%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $258,341 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.25% for all classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the six months ended June 30, 2008, there were no cumulative potential reimbursements for all share classes of the Fund.

20 Semiannual Report 2008

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $87,981 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $43.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $26.

For the year ended December 31, 2007, Class III shares had contributions to capital due to collection of redemption fees in the amount of $19,452.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $61,770,386 and sales of $72,112,889.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

22 Semiannual Report 2008

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the its Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$98,151,925	$19,075,670	$(5,796,152)	$13,279,518

2008 Semiannual Report 23

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

24 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Semiannual Report 2008

Supplemental Information (Unaudited)
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates

2008 Semiannual Report 29

Supplemental Information
(Unaudited) (Continued)

as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been very good in all periods. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was higher as a result of the performance-based fee structure and the great performance of the Fund, but total expenses were only four basis points above the median of the peer group funds. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were slightly higher than the median of the peer group of funds, based upon the higher performance-based advisory fee paid as a result of great performance. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

30 Semiannual Report 2008

NVIT Multi-Manager International Value Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

18	Financial Highlights

20	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IV (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Multi-Manager International Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
International Value Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08

Class I	Actual		1,000.00	888.20	4.65	0.99
	Hypothetical	[b]	1,000.00	1,019.94	4.97	0.99

Class II	Actual		1,000.00	886.60	5.96	1.27
	Hypothetical	[b]	1,000.00	1,018.55	6.37	1.27

Class III	Actual		1,000.00	887.80	4.65	0.99
	Hypothetical	[b]	1,000.00	1,019.94	4.97	0.99

Class IV	Actual		1,000.00	888.20	4.60	0.98
	Hypothetical	[b]	1,000.00	1,019.99	4.92	0.98

Class VI	Actual		1,000.00	886.40	5.86	1.25
	Hypothetical	[b]	1,000.00	1,018.65	6.27	1.25

Class Y	Actual	[c]	1,000.00	979.50	2.18 *	0.84 *
	Hypothetical	[b]	1,000.00	1,020.69	4.22 *	0.84 *

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 96/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

[c]	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

2008 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager International Value Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.6%
Mutual Funds	1.8%
Repurchase Agreements	1.1%
Preferred Stocks	0.4%
Liabilities in excess of other assets	-0.9%

100.0%

Top Industries

Commercial Banks	16.5%
Oil, Gas & Consumable Fuels	13.9%
Metals & Mining	7.1%
Insurance	5.5%
Automobiles	5.4%
Chemicals	4.6%
Diversified Telecommunication Services	3.9%
Capital Markets	3.3%
Electric Utilities	3.2%
Pharmaceuticals	3.1%
Other	33.5%

100.0%

Top Holdings*

Royal Dutch Shell PLC, Class A	4.4%
Total SA	3.4%
Vodafone Group PLC	2.8%
Allianz SE	2.5%
BP PLC	2.2%
E. ON AG	2.1%
ING Groep NV CVA	1.9%
HSBC Holdings PLC	1.8%
AIM Liquid Assets Portfolio	1.8%
Credit Suisse Group	1.8%
Other	75.3%

100.0%

Top Countries

United Kingdom	20.9%
Japan	20.1%
France	15.4%
Germany	12.3%
Netherlands	4.2%
Italy	3.0%
Spain	2.9%
Switzerland	2.8%
Canada	2.2%
Taiwan	1.9%
Other	14.3%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (97.6%)
	Shares or
	Principal Amount	Value

AUSTRALIA (1.4%) (a)
Airline (0.3%)
Qantas Airways Ltd.	368,900	$1,074,728

Commercial Banks (0.5%)
Australia & New Zealand Banking Group Ltd.	112,446	2,020,412

Metals & Mining (0.6%)
BHP Billiton Ltd.	34,700	1,476,451
Oxiana Ltd.	249,062	623,571

		2,100,022

		5,195,162

BELGIUM (1.0%) (a)
Chemicals (0.4%)
Solvay SA	11,400	1,485,058

Diversified Financial Services (0.6%)
Fortis	125,000	1,985,371
Fortis — STRIP VVPR*	65,592	1,033

		1,986,404

		3,471,462

BRAZIL (0.2%)
Commercial Banks (0.2%)
Banco do Brasil SA	24,300	395,599
Unibanco — Uniao de Bancos Brasileiros SA	1,900	241,167

		636,766

CANADA (2.2%)
Chemicals (0.2%)
Methanex Corp.	21,100	596,529

Commercial Banks (0.5%)
Canadian Imperial Bank of Commerce	14,800	814,479
National Bank of Canada	22,200	1,102,814

		1,917,293

Insurance (0.5%)
Fairfax Financial Holdings Ltd.	2,500	640,082
Sun Life Financial, Inc.	24,600	1,012,331

		1,652,413

Metals & Mining (0.2%)
HudBay Minerals, Inc.	24,000	333,608
Inmet Mining Corp.	6,900	458,105

		791,713

Multi-Utility (0.1%)
Atco Ltd., Class A	9,500	485,251

Oil, Gas & Consumable Fuels (0.7%)
Imperial Oil Ltd.	19,600	1,079,788
Petro-Canada	27,100	1,518,227

		2,598,015

		8,041,214

CHINA (0.5%) (a)
Commercial Banks (0.3%)
China Merchants Bank Co. Ltd.	290,000	913,328

Diversified Telecommunication Services (0.1%)
China Netcom Group Corp. Ltd.	105,000	285,587
China Telecom Corp. Ltd.	382,000	207,754

		493,341

Oil, Gas & Consumable Fuels (0.1%)
China Petroleum & Chemical Corp.	474,000	443,071

		1,849,740

CYPRUS (0.1%) (a)
Commercial Banks (0.1%)
Marfin Popular Bank PCL	55,345	404,929

FINLAND (0.9%) (a)
Communications Equipment (0.5%)
Nokia OYJ	77,603	1,896,668

Paper & Forest Products (0.4%)
Stora Enso OYJ, Class R	138,500	1,290,239

		3,186,907

FRANCE (15.4%) (a)
Auto Components (0.8%)
Compagnie Generale des Etablissements Michelin, Class B	39,771	2,843,604

Automobiles (0.6%)
Renault SA	28,000	2,278,613

Chemicals (0.2%)
Arkema	15,600	876,106

Commercial Banks (3.6%)
BNP Paribas	67,763	6,099,257
Credit Agricole SA	88,500	1,796,421
Societe Generale	59,740	5,178,921

		13,074,599

Construction Materials (0.5%)
Lafarge SA	11,938	1,820,226

Diversified Telecommunication Services (0.4%)
France Telecom SA	45,100	1,322,528

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

FRANCE (continued)

Electrical Equipment (0.5%)
Alstom	7,352	$1,685,700

Hotels, Restaurants & Leisure (0.5%)
Sodexo	27,213	1,780,101

Insurance (0.5%)
AXA SA	54,251	1,598,405

Machinery (0.5%)
Vallourec	5,400	1,888,367

Media (1.3%)
Lagardere SCA	29,000	1,640,336
Vivendi	82,230	3,100,304

		4,740,640

Multi-Utility (1.5%)
Suez SA	77,149	5,229,258

Oil, Gas & Consumable Fuels (3.4%)
Total SA	143,164	12,184,772

Pharmaceutical (1.1%)
Sanofi-Aventis SA	60,789	4,038,989

		55,361,908

GERMANY (12.3%) (a)
Airline (0.4%)
Deutsche Lufthansa AG	68,400	1,473,597

Automobiles (0.8%)
Daimler AG	48,146	2,979,939

Capital Markets (0.9%)
Deutsche Bank AG	38,400	3,289,188

Chemicals (2.6%)
BASF SE	63,600	4,363,994
Bayer AG	34,220	2,872,483
Lanxess	47,892	1,966,931

		9,203,408

Construction & Engineering (0.2%)
Bilfinger Berger AG	7,700	666,789

Diversified Telecommunication Services (0.5%)
Deutsche Telekom AG	102,100	1,676,505

Electric Utility (2.0%)
E. ON AG	36,767	7,406,025

Food Products (0.1%)
Suedzucker AG	29,300	529,705

Insurance (4.2%)
Allianz SE	51,843	9,111,177
Muenchener Rueckversicherungs AG	33,339	5,847,441

		14,958,618

Multi-Utility (0.3%)
RWE AG	8,210	1,032,849

Semiconductors & Semiconductor Equipment (0.3%)
Infineon Technologies AG*	114,500	981,139

		44,197,762

GREECE (0.5%) (a)
Metals & Mining (0.5%)
Sidenor Steel Products Manufacturing Co. SA	106,848	1,629,940

HONG KONG (0.5%) (a)
Real Estate Management & Development (0.5%)
Sun Hung Kai Properties Ltd.	124,000	1,685,719

ISRAEL (0.6%) (a)
Chemicals (0.4%)
Makhteshim-Agan Industries Ltd.	177,753	1,655,832

Commercial Banks (0.1%)
Bank Hapoalim BM	53,300	235,313

Wireless Telecommunication Services (0.1%)
Partner Communications	10,130	241,812

		2,132,957

ITALY (3.0%) (a)
Commercial Banks (1.5%)
Intesa Sanpaolo SpA	667,080	3,791,896
UniCredit SpA	257,771	1,567,838

		5,359,734

Diversified Telecommunication Services (0.6%)
Telecom Italia SpA	693,600	1,387,139
Telecom Italia SpA RNC	379,700	612,921

		2,000,060

Oil, Gas & Consumable Fuels (0.9%)
Eni SpA	91,100	3,384,083

		10,743,877

JAPAN (20.1%) (a)
Airline (0.4%)
All Nippon Airways Co. Ltd.	335,000	1,253,082

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

JAPAN (continued)

Automobiles (3.9%)
Honda Motor Co. Ltd.	157,200	$5,365,470
Nissan Motor Co. Ltd.	307,100	2,550,973
Toyota Motor Corp.	127,400	6,014,641

		13,931,084

Beverages (0.3%)
Kirin Holdings Co. Ltd.	77,000	1,204,242

Capital Markets (0.7%)
Daiwa Securities Group, Inc.	291,000	2,676,354

Chemicals (0.6%)
Dainippon Ink & Chemicals, Inc.	140,000	406,333
Mitsubishi Chemical Holdings Corp.	242,000	1,409,367
Tosoh Corp.	110,000	450,442

		2,266,142

Commercial Banks (2.1%)
Fukuoka Financial Group, Inc.	281,000	1,270,452
Mitsubishi UFJ Financial Group, Inc.	262,100	2,316,621
Sumitomo Mitsui Financial Group, Inc.	523	3,933,625

		7,520,698

Computers & Peripherals (1.2%)
Fujitsu Ltd.	322,000	2,391,452
Toshiba Corp.	272,000	2,006,974

		4,398,426

Consumer Finance (0.5%)
ORIX Corp.	12,880	1,845,024

Diversified Telecommunication Services (0.6%)
Nippon Telegraph & Telephone Corp.	464	2,289,827

Electric Utilities (0.6%)
Kyushu Electric Power Co., Inc.	3,900	81,618
Tokyo Electric Power Co., Inc. (The)	84,700	2,181,198

		2,262,816

Electrical Equipment (0.7%)
Mitsubishi Electric Corp.	219,000	2,369,010

Electronic Equipment & Instruments (0.4%)
Hitachi Ltd.	197,000	1,418,891

Household Durables (0.6%)
Sharp Corp.	124,000	2,021,644

Household Products (0.3%)
Kao Corp.	38,000	997,733

Leisure Equipment & Products (0.2%)
Namco Bandai Holdings, Inc.	63,700	722,403

Machinery (0.6%)
Kubota Corp.	287,000	2,062,929

Marine (0.7%)
Mitsui OSK Lines Ltd.	168,000	2,396,349

Metals & Mining (2.2%)
JFE Holdings, Inc.	99,400	5,012,277
Nippon Steel Corp.	369,000	2,000,127
Yamato Kogyo Co. Ltd.	14,400	687,756

		7,700,160

Oil, Gas & Consumable Fuels (0.3%)
Nippon Mining Holdings, Inc.	184,000	1,155,426

Software (0.6%)
Nintendo Co. Ltd.	3,800	2,155,184

Tobacco (0.7%)
Japan Tobacco, Inc.	610	2,601,930

Trading Companies & Distributors (1.9%)
Marubeni Corp.	171,000	1,426,510
Mitsubishi Corp.	160,100	5,276,156

		6,702,666

		71,952,020

LUXEMBOURG (1.2%) (a)
Metals & Mining (1.2%)
ArcelorMittal	44,818	4,404,074

NETHERLANDS (4.2%) (a)
Chemicals (0.2%)
Koninklijke DSM NV	10,600	621,228

Construction & Engineering (0.1%)
Koninklijke BAM Groep NV	26,500	465,007

Diversified Financial Services (1.9%)
ING Groep NV CVA	213,904	6,762,520

Diversified Telecommunication Services (0.7%)
Koninklijke KPN NV	155,511	2,658,498

Food & Staples Retailing (0.6%)
Koninklijke Ahold NV	150,300	2,014,675

Industrial Conglomerate (0.7%)
Koninklijke Philips Electronics NV	70,671	2,393,080

		14,915,008

NORWAY (1.2%) (a)
Metals & Mining (0.4%)
Norsk Hydro ASA	83,200	1,213,675

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

NORWAY (continued)

Oil, Gas & Consumable Fuels (0.8%)
StatoilHydro ASA	79,900	$2,982,279

		4,195,954

REPUBLIC OF KOREA (1.7%) (a)
Auto Components (0.1%)
Hyundai Mobis	3,000	242,874

Automobiles (0.1%)
Hyundai Motor Co.	7,800	528,725

Commercial Banks (0.8%)
Hana Financial Group, Inc.	57,790	2,224,061
Woori Finance Holdings Co. Ltd.	46,100	733,484

		2,957,545

Semiconductors & Semiconductor Equipment (0.7%)
Hynix Semiconductor, Inc.*	25,900	618,074
Samsung Electronics Co. Ltd.	3,036	1,814,083

		2,432,157

		6,161,301

RUSSIAN FEDERATION (0.3%) (a)
Metals & Mining (0.1%)
JSC MMC Norilsk Nickel ADR	17,000	428,257

Oil, Gas & Consumable Fuels (0.2%)
LUKOIL ADR	7,300	716,925

		1,145,182

SINGAPORE (0.4%) (a)
Diversified Telecommunication Services (0.4%)
Singapore Telecommunications Ltd.	512,000	1,365,208

SOUTH AFRICA (0.1%)
Commercial Banks (0.1%) (a)
Standard Bank Group Ltd.	20,978	203,871

Industrial Conglomerate (0.0%)
Bidvest Group Ltd.	13,450	168,645

		372,516

SPAIN (2.9%) (a)
Commercial Banks (1.7%)
Banco Santander SA	341,668	6,232,848

Electric Utilities (0.6%)
Iberdrola SA	165,763	2,208,390

Oil, Gas & Consumable Fuels (0.6%)
Repsol YPF SA	52,700	2,067,989

		10,509,227

SWEDEN (1.2%) (a)
Commercial Banks (0.3%)
Nordea Bank AB	85,800	1,176,037

Diversified Telecommunication Services (0.2%)
Tele2 AB, B Shares	41,400	805,339

Household Durables (0.1%)
Electrolux AB, Class B	17,900	227,521

Machinery (0.2%)
Volvo AB, Class B	42,950	523,165

Paper & Forest Products (0.4%)
Svenska Cellulosa AB, Class B*	99,000	1,393,425

		4,125,487

SWITZERLAND (2.8%) (a)
Capital Markets (1.7%)
Credit Suisse Group	138,237	6,293,674

Pharmaceuticals (1.1%)
Novartis AG	37,280	2,052,102
Roche Holding AG	9,969	1,792,589

		3,844,691

		10,138,365

TAIWAN (1.9%)
Computers & Peripherals (0.2%) (a)
Asustek Computer, Inc.	215,000	584,058

Diversified Telecommunication Services (0.4%)
Chunghwa Telecom Co. Ltd. ADR	62,140	1,576,492

Electronic Equipment & Instruments (0.3%) (a)
HON HAI Precision GDR	111,718	1,106,306

Metals & Mining (0.1%) (a)
China Steel Corp.	206,000	317,600

Semiconductors & Semiconductor Equipment (0.9%)
Powerchip Semiconductor Corp. (a)	939,000	266,563
Siliconware Precision Industries Co. (a)	154,000	226,636
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	169,004	1,843,834
United Microelectronics Corp. (a)	1,452,000	767,557

		3,104,590

		6,689,046

THAILAND (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
PTT PCL	55,300	500,735

8 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED KINGDOM (20.9%) (a)
Aerospace & Defense (0.6%)
BAE Systems PLC	264,395	$2,320,397

Beverages (0.2%)
Britvic PLC	146,493	841,164

Commercial Banks (4.7%)
Barclays PLC	297,000	1,684,818
HBOS PLC	589,470	3,226,848
HSBC Holdings PLC	430,284	6,624,516
Royal Bank of Scotland Group PLC	1,269,866	5,405,338

		16,941,520

Commercial Services & Supplies (0.3%)
Rentokil Initial PLC	497,409	979,607

Food Products (0.5%)
Associated British Foods PLC	116,000	1,747,081

Hotels, Restaurants & Leisure (0.4%)
Punch Taverns PLC	30,950	192,327
TUI Travel PLC	268,998	1,093,000

		1,285,327

Independent Power Producers & Energy Traders (0.7%)
International Power PLC	285,984	2,449,642

Insurance (0.3%)
Royal & Sun Alliance Insurance Group PLC	463,500	1,153,771

Internet & Catalog Retail (0.1%)
Home Retail Group PLC	117,100	505,951

Media (0.3%)
ITV PLC	862,100	763,264
Trinity Mirror PLC	138,600	298,849

		1,062,113

Metals & Mining (1.5%)
BHP Billiton PLC	41,100	1,575,996
Vedanta Resources PLC	46,411	2,004,053
Xstrata PLC	22,270	1,773,824

		5,353,873

Oil, Gas & Consumable Fuels (6.8%)
Afren PLC*	304,929	1,024,017
BP PLC	686,785	7,959,284
Royal Dutch Shell PLC, Class A	223,709	9,169,061
Royal Dutch Shell PLC, Class A	155,400	6,354,174

		24,506,536

Pharmaceutical (0.9%)
GlaxoSmithKline PLC	144,000	3,182,848

Tobacco (0.8%)
Imperial Tobacco Group PLC	72,534	2,694,212

Wireless Telecommunication Services (2.8%)
Vodafone Group PLC	3,389,531	9,985,416

		75,009,458

Total Common Stocks		350,021,924

Preferred Stocks (0.4%)

BRAZIL (0.3%)
Metals & Mining (0.3%)
Usinas Siderurgicas de Minas Gerais SA, Class A	19,575	963,360

REPUBLIC OF KOREA (0.1%) (a)
Semiconductors & Semiconductor Equipment (0.1%)
Samsung Electronics Co. Ltd.	1,200	517,325

Total Preferred Stocks		1,480,685

Mutual Funds (1.8%) (b)

UNITED STATES (1.8%)
AIM Liquid Assets Portfolio	6,414,084	6,414,084

Total Mutual Fund		6,414,084

Repurchase Agreements (1.1%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $1,635,304, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $1,667,901	$1,635,197	$1,635,197

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Repurchase Agreements (continued)

UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $2,207,994, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $2,252,006	$2,207,849	$2,207,849

Total Repurchase Agreements		3,843,046

Rights (0.0%)
	Shares or
	Principal Amount	Value

UNITED KINGDOM (0.0%)
Barclays PLC	$63,642	$10,115
HBOS PLC	235,788	50,481

Total Rights		60,596

Total Investments (Cost $387,146,715) (c) — 100.9%		361,820,335

Liabilities in excess of other assets — (0.9)%		(3,178,871)

NET ASSETS — 100.0%		$358,641,464

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

RNC	Savings Shares

See accompanying notes to financial statements.

10 Semiannual Report 2008

At June 30, 2008 the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	09/16/08	(9,301,000)	$(18,043,382)	$(18,411,282)	$(367,900)
British Pound	08/11/08	(210,346)	(412,901)	(417,514)	(4,613)
British Pound	08/11/08	(429,033)	(845,342)	(851,586)	(6,244)
British Pound	08/11/08	(1,564,590)	(3,074,528)	(3,105,545)	(31,017)
British Pound	08/11/08	(347,275)	(672,274)	(689,304)	(17,030)
British Pound	08/11/08	(559,747)	(1,097,865)	(1,111,038)	(13,173)
Canadian Dollar	08/11/08	(1,333,324)	(1,334,224)	(1,307,183)	27,041
Canadian Dollar	08/11/08	(3,328,483)	(3,319,874)	(3,263,225)	56,649
Canadian Dollar	08/11/08	(2,018,813)	(2,010,748)	(1,979,233)	31,515
Canadian Dollar	08/11/08	(8,828,299)	(8,739,249)	(8,655,213)	84,036
Canadian Dollar	08/11/08	(2,040,959)	(2,014,995)	(2,000,945)	14,050
Canadian Dollar	08/11/08	(644,091)	(639,080)	(631,463)	7,617
Canadian Dollar	08/11/08	(1,870,996)	(1,856,648)	(1,834,313)	22,335
Euro	09/16/08	(652,000)	(1,009,166)	(1,022,281)	(13,115)
Euro	09/16/08	(949,000)	(1,463,187)	(1,487,951)	(24,764)
Euro	09/16/08	(737,000)	(1,156,832)	(1,155,553)	1,279
Euro	08/11/08	(8,997,517)	(13,664,673)	(14,133,269)	(468,596)
Euro	08/11/08	(1,570,000)	(2,462,561)	(2,466,151)	(3,590)
Euro	08/11/08	(692,093)	(1,070,363)	(1,087,137)	(16,774)
Japanese Yen	09/16/08	(2,993,499,000)	(28,658,812)	(28,318,453)	340,359
Japanese Yen	08/11/08	(193,681,999)	(1,851,453)	(1,828,697)	22,756
Japanese Yen	08/11/08	(127,157,436)	(1,228,850)	(1,200,589)	28,261
Japanese Yen	08/11/08	(154,441,889)	(1,451,112)	(1,458,202)	(7,090)
Norwegian Krone	09/16/08	(5,812,000)	(1,125,027)	(1,132,648)	(7,621)
Swedish Krone	09/16/08	(4,374,000)	(725,578)	(723,363)	2,215
Swiss Franc	08/11/08	(1,500,000)	(1,430,798)	(1,469,496)	(38,698)

Total Short Contracts			$(101,359,522)	$(101,741,634)	$(382,112)

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australia Dollar	05/19/09	1,510,000	$1,414,900	$1,447,178	$32,278
Australia Dollar	08/11/08	9,385,518	8,739,249	8,941,716	202,467
Australia Dollar	08/11/08	885,026	841,960	843,177	1,217
British Pound	08/11/08	1,039,333	2,014,995	2,062,966	47,971
Canadian Dollar	09/16/08	7,803,000	7,702,140	7,647,226	(54,914)
Canadian Dollar	08/11/08	1,884,081	1,851,453	1,847,142	(4,311)
Canadian Dollar	08/11/08	13,905,482	13,664,673	13,632,852	(31,821)
Canadian Dollar	08/11/08	4,346,932	4,301,806	4,261,706	(40,100)
Euro	09/16/08	14,325,000	22,028,269	22,460,383	432,114
Euro	09/16/08	699,000	1,091,922	1,095,973	4,051
Euro	08/11/08	800,000	1,230,367	1,256,637	26,270
Euro	08/11/08	939,755	1,472,545	1,476,164	3,619
Euro	08/11/08	875,503	1,364,252	1,375,237	10,985
Hong Kong Dollar	08/11/08	25,806,397	3,319,874	3,312,832	(7,042)
Japanese Yen	08/11/08	135,209,895	1,316,443	1,276,618	(39,825)
Japanese Yen	08/11/08	140,000,000	1,341,627	1,321,845	(19,782)
Japanese Yen	08/11/08	156,521,012	1,488,708	1,477,832	(10,876)
Japanese Yen	08/11/08	200,677,531	1,914,133	1,894,747	(19,386)
Norwegian Krone	09/16/08	40,843,000	7,843,638	7,959,520	115,882
Norwegian Krone	08/11/08	10,371,856	2,010,748	2,028,213	17,465
Singapore Dollar	08/11/08	874,716	639,080	644,446	5,366
Swedish Krone	09/16/08	52,584,000	8,642,004	8,696,232	54,228
Swedish Krone	08/11/08	11,263,503	1,856,648	1,866,429	9,781
Swedish Krone	08/11/08	8,281,150	1,376,269	1,372,236	(4,033)
Swedish Krone	08/11/08	6,561,477	1,078,441	1,087,276	8,835
Swiss Franc	09/16/08	2,769,000	2,630,329	2,713,424	83,095
Swiss Franc	09/16/08	2,698,000	2,594,031	2,643,849	49,818
Swiss Franc	08/11/08	1,405,767	1,334,224	1,377,180	42,956

Total Long Contracts			$107,104,728	$108,021,036	$916,308

2008 Semiannual Report 11

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Multi-Manager
International Value Fund

Assets:
Investments, at value (cost $383,303,669)	$357,977,289
Repurchase agreements, at cost and value	3,843,046

Total Investments	361,820,335

Foreign currencies, at value (cost $1,987,937)	1,994,269
Interest and dividends receivable	760,773
Receivable for capital shares issued	796,071
Receivable for investments sold	148,636
Unrealized appreciation on forward foreign currency contracts	1,786,512
Unrealized appreciation on spot foreign currency contracts	3,044
Reclaims receivable	272,020
Prepaid expenses and other assets	76,707

Total Assets	367,658,367

Liabilities:
Cash overdraft	884,725
Payable for investments purchased	6,248,828
Unrealized depreciation on forward foreign currency contracts	1,252,316
Unrealized depreciation on spot foreign currency contracts	7,730
Payable for capital shares redeemed	317,601
Accrued expenses and other payables:
Investment advisory fees	197,847
Fund administration and transfer agent fees	16,034
Distribution fees	40,937
Administrative services fees	13,283
Custodian fees	28,911
Trustee fees	4,652
Compliance program costs (Note 3)	608
Other	3,431

Total Liabilities	9,016,903

Net Assets	$358,641,464

Represented by:
Capital	$365,722,188
Accumulated net investment income	4,549,360
Accumulated net realized gains from investment, futures and foreign currency transactions	13,118,716
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(24,748,800)

Net Assets	$358,641,464

Net Assets:
Class I Shares	$2,299,551
Class II Shares	1,981,803
Class III Shares	104,039,636
Class IV Shares	46,553,489
Class VI Shares	190,160,189
Class Y Shares	13,606,796

Total	$358,641,464

See accompanying notes to financial statements.

12 Semiannual Report 2008

	NVIT Multi-Manager
	International Value Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	149,739
Class II Shares	129,348
Class III Shares	6,795,560
Class IV Shares	3,033,057
Class VI Shares	12,459,394
Class Y Shares	887,289

Total	23,454,387

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.36
Class II Shares	$15.32
Class III Shares	$15.31
Class IV Shares	$15.35
Class VI Shares	$15.26
Class Y Shares	$15.34	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT Multi-Manager
International Value Fund

INVESTMENT INCOME:
Interest income	$67,836
Dividend income	10,450,351
Income from securities lending (Note 2)	246,847
Foreign tax withholding	(1,114,371)

Total Income	9,650,663

Expenses:
Investment advisory fees	1,373,585
Fund administration and transfer agent fees	102,957
Distribution fees Class II Shares	2,773
Distribution fees Class VI Shares	241,188
Administrative services fees Class I Shares	1,703
Administrative services fees Class II Shares	1,871
Administrative services fees Class III Shares	80,365
Administrative services fees Class IV Shares	31,591
Administrative services fees Class VI Shares	146,109
Custodian fees	25,744
Trustee fees	9,290
Compliance program costs (Note 3)	28
Other	52,871

Total expenses before earnings credit	2,070,075
Earnings credit (Note 6)	(4,639)

Net Expenses	2,065,436

Net Investment Income	7,585,227

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(33,998,557)
Net realized gains from futures transactions	248,445
Net realized losses on foreign currency transactions	(666,861)

Net realized losses from investment, futures and foreign currency transactions	(34,416,973)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(18,735,387)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(53,152,360)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(45,567,133)

See accompanying notes to financial statements.

14 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Multi-Manager
	International Value Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$7,585,227		$8,802,014
Net realized gains (losses) from investment, futures and foreign currency transactions	(34,416,973)		54,308,533
Net change in unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	(18,735,387)		(53,051,614)

Change in net assets resulting from operations	(45,567,133)		10,058,933

Distributions to Shareholders From:
Net investment income:
Class I	(24,785)		(70,192)
Class II	(18,879)		(45,860)
Class III	(1,132,184)		(3,408,287)
Class IV	(503,109)		(1,356,832)
Class VI	(1,817,716)		(4,501,158)
Class Y	(123,196	)(a)	–
Net realized gains:
Class I	–		(236,344)
Class II	–		(189,984)
Class III	–		(11,553,312)
Class IV	–		(4,387,787)
Class VI	–		(14,829,378)

Change in net assets from shareholder distributions	(3,619,869)		(40,579,134)

Change in net assets from capital transactions	(76,831,759)		132,798,708

Change in net assets	(126,018,761)		102,278,507

Net Assets:
Beginning of period	484,660,225		382,381,718

End of period	$358,641,464		$484,660,225

Accumulated net investment income at end of period	$4,549,360		$584,002

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$41		$40,307
Dividends reinvested	24,785		306,535
Cost of shares redeemed	(289,346)		(1,252,416)

	(264,520)		(905,574)

Class II Shares
Proceeds from shares issued	1,658		–
Dividends reinvested	18,879		236,185
Cost of shares redeemed	(233,110)		(567,569)

	(212,573)		(331,384)

See accompanying notes to financial statements.

2008 Semiannual Report 15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager
	International Value Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class III Shares
Proceeds from shares issued	$3,194,882		$17,774,494
Dividends reinvested	1,132,177		14,961,577
Cost of shares redeemed (b)	(23,478,176)		(54,004,036)

	(19,151,117)		(21,267,965)

Class IV Shares
Proceeds from shares issued	189,383		743,735
Dividends reinvested	503,109		5,744,689
Cost of shares redeemed	(5,259,803)		(12,228,571)

	(4,567,311)		(5,740,147)

Class VI Shares
Proceeds from shares issued	18,741,832		149,285,080
Dividends reinvested	1,817,716		19,330,489
Cost of shares redeemed (b)	(87,708,571)		(7,571,791)

	(67,149,023)		161,043,778

Class Y Shares
Proceeds from shares issued	14,453,166	(a)	–
Dividends reinvested	123,196	(a)	–
Cost of shares redeemed	(63,577	)(a)	–

	14,512,785		–

Change in net assets from capital transactions	$(76,831,759)		$132,798,708

SHARE TRANSACTIONS:
Class I Shares
Issued	–		2,178
Reinvested	1,605		16,758
Redeemed	(17,926)		(67,404)

	(16,321)		(48,468)

Class II Shares
Issued	99		–
Reinvested	1,225		12,936
Redeemed	(14,667)		(30,889)

	(13,343)		(17,953)

Class III Shares
Issued	196,828		954,997
Reinvested	73,518		820,521
Redeemed	(1,441,890)		(2,945,679)

	(1,171,544)		(1,170,161)

Class IV Shares
Issued	11,515		39,506
Reinvested	32,606		314,163
Redeemed	(320,407)		(662,106)

	(276,286)		(308,437)

See accompanying notes to financial statements.

16 Semiannual Report 2008

	NVIT Multi-Manager
	International Value Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	1,171,580		8,095,411
Reinvested	118,418		1,063,941
Redeemed	(5,092,686)		(412,209)

	(3,802,688)		8,747,143

Class Y Shares
Issued	883,298	(a)	–
Reinvested	7,989	(a)	–
Redeemed	(3,998	)(a)	–

	887,289		–

Total change in shares	(4,392,893)		7,202,124

(a)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

2008 Semiannual Report 17

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager International Value Fund

		Investment Activities			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized	Total								Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net			Net Asset			at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Redemption	Value, End	Total		Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Fees	of Period	Return (a)		(000s)	Net Assets (b)	Net Assets (b)	Net Assets (c)	Turnover (d)
Class I Shares
Six Months ended June 30, 2008 (Unaudited) (f)	$17.48	0.34	(2.29)	(1.95)	(0.17)	–	(0.17)	–	$15.36	(11.18%	)	$2,300	0.99%	4.21%	0.99%	65.99%
Year ended December 31, 2007	$18.58	0.41	0.18	0.59	(0.39)	(1.30)	(1.69)	–	$17.48	2.92%		$2,903	0.99%	2.10%	0.99%	157.60%
Year ended December 31, 2006	$16.60	0.35	3.18	3.53	(0.37)	(1.18)	(1.55)	–	$18.58	22.67%		$3,985	1.01%	1.95%	(e)	48.61%
Year ended December 31, 2005	$15.58	0.35	1.43	1.78	(0.21)	(0.55)	(0.76)	–	$16.60	12.09%		$4,349	0.91%	1.92%	(e)	48.94%
Year ended December 31, 2004	$13.26	0.18	2.46	2.64	(0.33)	–	(0.33)	0.01	$15.58	20.29%		$6,247	0.86%	1.33%	(e)	42.68%
Period ended December 31, 2003 (g)	$9.25	0.02	3.90	3.92	–	–	–	0.09	$13.26	45.08%		$542	1.20%	0.56%	(e)	91.20%

Class II Shares
Six Months ended June 30, 2008 (Unaudited) (f)	$17.44	0.32	(2.30)	(1.98)	(0.14)	–	(0.14)	–	$15.32	(11.34%	)	$1,982	1.27%	3.96%	1.27%	65.99%
Year ended December 31, 2007	$18.50	0.36	0.19	0.55	(0.31)	(1.30)	(1.61)	–	$17.44	2.71%		$2,488	1.23%	1.85%	1.23%	157.60%
Year ended December 31, 2006	$16.54	0.30	3.17	3.47	(0.33)	(1.18)	(1.51)	–	$18.50	22.40%		$2,972	1.26%	1.68%	(e)	48.61%
Year ended December 31, 2005	$15.53	0.23	1.51	1.74	(0.18)	(0.55)	(0.73)	–	$16.54	11.79%		$2,852	1.17%	1.40%	(e)	48.94%
Year ended December 31, 2004	$13.22	0.14	2.46	2.60	(0.30)	–	(0.30)	0.01	$15.53	20.00%		$3,368	1.10%	1.69%	(e)	42.68%
Period ended December 31, 2003 (g)	$9.25	0.01	3.87	3.88	–	–	–	0.09	$13.22	44.64%		$1,523	1.45%	0.20%	(e)	91.20%

Class III Shares
Six Months ended June 30, 2008 (Unaudited) (f)	$17.43	0.34	(2.29)	(1.95)	(0.17)	–	(0.17)	–	$15.31	(11.22%	)	$104,040	0.99%	4.21%	0.99%	65.99%
Year ended December 31, 2007	$18.53	0.41	0.18	0.59	(0.39)	(1.30)	(1.69)	–	$17.43	2.93%		$138,847	0.99%	2.14%	0.99%	157.60%
Year ended December 31, 2006	$16.56	0.34	3.18	3.52	(0.37)	(1.18)	(1.55)	–	$18.53	22.75%		$169,278	1.01%	1.87%	(e)	48.61%
Year ended December 31, 2005	$15.54	0.24	1.54	1.78	(0.21)	(0.55)	(0.76)	–	$16.56	12.05%		$116,151	0.93%	1.64%	(e)	48.94%
Year ended December 31, 2004	$13.23	0.18	2.45	2.63	(0.33)	–	(0.33)	0.01	$15.54	20.26%		$69,043	0.86%	1.42%	(e)	42.68%
Period ended December 31, 2003 (g)	$9.25	0.05	3.84	3.89	–	–	–	0.09	$13.23	44.75%		$9,620	1.13%	1.30%	(e)	91.20%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	Net investment income (loss) is based on average shares outstanding during the period.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)	The NVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(i)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.
(j)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

18 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager International Value Fund (Continued)

		Investment Activities			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized	Total								Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net			Net Asset			at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Redemption	Value, End	Total		Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Fees	of Period	Return (a)		(000s)	Net Assets (b)	Net Assets (b)	Net Assets (c)	Turnover (d)

Class IV Shares
Six Months ended June 30, 2008 (Unaudited) (f)	$17.47	0.34	(2.29)	(1.95)	(0.17)	–	(0.17)	–	$15.35	(11.18%	)	$46,554	0.98%	4.25%	0.98%	65.99%
Year ended December 31, 2007	$18.57	0.40	0.20	0.60	(0.40)	(1.30)	(1.70)	–	$17.47	2.90%		$57,819	0.99%	2.09%	0.99%	157.60%
Year ended December 31, 2006	$16.60	0.34	3.18	3.52	(0.37)	(1.18)	(1.55)	–	$18.57	22.74%		$67,200	1.02%	1.93%	(e)	48.61%
Year ended December 31, 2005	$15.57	0.25	1.52	1.77	(0.19)	(0.55)	(0.74)	–	$16.60	11.97%		$66,597	1.03%	1.56%	(e)	48.94%
Year ended December 31, 2004	$13.26	0.22	2.39	2.61	(0.31)	–	(0.31)	0.01	$15.57	20.04%		$73,953	1.00%	1.56%	(e)	42.68%
Year ended December 31, 2003 (h)	$9.85	0.18	3.41	3.59	(0.27)	–	(0.27)	0.09	$13.26	38.52%		$77,347	1.12%	1.62%	(e)	91.20%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited) (f)	$17.38	0.33	(2.30)	(1.97)	(0.15)	–	(0.15)	–	$15.26	(11.36%	)	$190,160	1.25%	4.08%	1.25%	65.99%
Year ended December 31, 2007	$18.49	0.31	0.24	0.55	(0.36)	(1.30)	(1.66)	–	$17.38	2.70%		$282,602	1.23%	1.73%	1.23%	157.60%
Year ended December 31, 2006	$16.56	0.30	3.17	3.47	(0.36)	(1.18)	(1.54)	–	$18.49	22.41%		$138,946	1.26%	1.40%	(e)	48.61%
Year ended December 31, 2005	$15.55	0.20	1.55	1.75	(0.19)	(0.55)	(0.74)	–	$16.56	11.80%		$42,916	1.19%	1.41%	(e)	48.94%
Period ended December 31, 2004 (i)	$13.63	0.13	1.95	2.08	(0.17)	–	(0.17)	0.01	$15.55	15.45%		$13,117	1.11%	0.63%	(e)	42.68%

Class Y Shares
Period ended June 30, 2008 (Unaudited) (f) (j)	$15.84	0.16	(0.48)	(0.32)	(0.18)	–	(0.18)	–	$15.34	(2.05%	)	$13,607	0.84%	3.79%	0.84%	65.99%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	Net investment income (loss) is based on average shares outstanding during the period.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)	The NVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(i)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.
(j)	For the period from March 27, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 19

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager International Value Fund (the “Fund”) (formerly “NVIT International Value Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a

20 Semiannual Report 2008

similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

		Level 2 – Other Significant		Level 3 – Significant
Level 1 – Quoted Prices		Observable Inputs		Unobservable Inputs		Total

Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$18,116,791	$–	$343,703,544	$534,196	$–	$–	$361,820,335	$534,196

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes: however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

22 Semiannual Report 2008

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short, if any, includes the deposits with brokers and securities held long would be shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy

2008 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis: future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares

24 Semiannual Report 2008

participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- The Boston Company until January 25, 2008

- JPMorgan Investment Management, Inc. effective February 6, 2008

- AllianceBernstein L.P.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Fees

Up to $500 million	0.75%

$500 million up to $2 billion	0.70%

$2 billion or more	0.65%

From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $686,793 for the six months ended June 30, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides the Fund with various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the

2008 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

“Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund and up to 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2008, NFS received $288,833 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $28.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III and Class VI shares had contributions to capital due to collection of redemption fees in the amount of $2,563 and $3,153; respectively.

For the year ended December 31, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $11,257 and $32,235; respectively.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $244,358,194 and sales of $308,675,923.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No

26 Semiannual Report 2008

compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the its Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is

2008 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$396,444,083	$21,516,173	$(56,139,921)	$(34,623,748)

28 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 29

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

30 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 31

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

32 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 33

Supplemental Information (Unaudited)
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates

34 Semiannual Report 2008

as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadvisers, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadvisers, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been poor; however, the Adviser recently had retained AllianceBernstein as an additional subadviser to the Fund, and the Board had approved the change in subadviser from The Boston Company to JP Morgan Investment Management. Based on its review, and giving particular weight to the Adviser’s recent actions to change the subadvisers to the Fund and reallocate assets among the subadvisers, and the nature and quality of the resources dedicated by the Adviser and subadvisers to improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was at approximately the median of the peer group funds. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were higher, at eight basis points above the median of the peer group, but within the range of the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 35

NVIT Investor Destinations Aggressive Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-AG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Investor Destinations Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

NVIT Investor			Beginning	Ending	Expenses Paid	Expense Ratio
Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Aggressive Fund			01/01/08	06/30/08	01/01/08 - 06/30/08(a)(b)	01/01/08 - 06/30/08(a)(b)

Class II	Actual		1,000.00	901.10	2.60	0.55
	Hypothetical	(c)	1,000.00	1,022.13	2.77	0.55

Class VI	Actual		1,000.00	901.30	2.60	0.55
	Hypothetical	(c)	1,000.00	1,022.13	2.77	0.55

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary
June 30, 2008 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Asset Allocation

Mutual Funds	100.0%

100.0%

Top Industries

Equity Funds	95.0%
Fixed Income Fund	5.0%

100.0%

Top Holdings

NVIT S&P 500 Index Fund, Class Y	40.1%
Nationwide International Index Fund, Institutional Class	16.1%
NVIT Mid Cap Index Fund, Class Y	14.9%
NVIT International Index Fund, Class Y	14.0%
NVIT Small Cap Index Fund, Class Y	9.9%
NVIT Bond Index Fund, Class Y	5.0%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds (100.0%) (a)
	Shares	Value

Equity Funds (95.0%)
NVIT S&P 500 Index Fund, Class Y	30,302,337	$269,690,802
Nationwide International Index Fund, Institutional Class	10,917,983	108,743,111
NVIT International Index Fund, Class Y	9,200,356	94,119,638
NVIT Mid Cap Index Fund, Class Y	5,496,214	100,525,754
NVIT Small Cap Index Fund,Class Y	7,960,631	66,550,875

		639,630,180

Fixed Income Fund (5.0%)
NVIT Bond Index Fund, Class Y	3,360,626	33,707,078

Total Investments (Cost $732,321,379) (b) – 100.0%		673,337,258

Liabilities in excess of other assets – 0.0%		(294,349)

NET ASSETS – 100.0%		$673,042,909

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Investor
Destinations
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $732,321,379)	$673,337,258
Receivable for capital shares issued	412,037
Receivable for investments sold	4,682
Prepaid expenses and other assets	8,753

Total Assets	673,762,730

Liabilities:
Payable for capital shares redeemed	416,719
Accrued expenses and other payables:
Investment advisory fees	74,882
Accounting and transfer agent fees	272
Distribution fees	144,004
Administrative services fees	61,901
Custodian fees	4,369
Trustee fees	11,689
Compliance program costs (Note 3)	1,192
Other	4,793

Total Liabilities	719,821

Net Assets	$673,042,909

Represented by:
Capital	$612,509,568
Accumulated net investment loss	(71,904)
Accumulated net realized gains from investment transactions	119,589,366
Net unrealized appreciation/(depreciation) from investments	(58,984,121)

Net Assets	$673,042,909

Net Assets:
Class II Shares	$662,540,831
Class VI Shares	10,502,078

Total	$673,042,909

Shares outstanding (unlimited number of shares authorized):
Class II Shares	54,508,404
Class VI Shares	867,637

Total	55,376,041

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.15
Class VI Shares	$12.10

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Investor
Destinations
Aggressive Fund

INVESTMENT INCOME:
Interest income	$976
Dividend income from affiliates	7,253,089

Total Income	7,254,065

Expenses:
Investment advisory fees	458,948
Accounting and transfer agent fees	1,169
Distribution fees Class II Shares	868,712
Distribution fees Class VI Shares	13,882
Administrative services fees Class II Shares	497,229
Administrative services fees Class VI Shares	7,593
Custodian fees	16,894
Trustee fees	20,349
Compliance program costs (Note 3)	133
Other	73,218

Total expenses before earnings credit	1,958,127
Earnings credit (Note 6)	(737)

Net Expenses	1,957,390

Net Investment Income	5,296,675

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	12,578,849
Net change in unrealized appreciation/(depreciation) from investments	(93,408,844)

Net realized/unrealized losses from investments	(80,829,995)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,533,320)

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Investor
	Destinations Aggressive Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$5,296,675	$12,493,592
Net realized gains from investment transactions	12,578,849	109,250,766
Net change in unrealized appreciation/(depreciation) from investments	(93,408,844)	(77,857,987)

Change in net assets resulting from operations	(75,533,320)	43,886,371

Distributions to Shareholders From:
Net investment income:
Class II	(5,852,108)	(14,846,380)
Class VI	(91,267)	(261,717)
Net realized gains:
Class II	–	(24,266,362)
Class VI	–	(371,136)

Change in net assets from shareholder distributions	(5,943,375)	(39,745,595)

Change in net assets from capital transactions	(21,670,182)	33,061,009

Change in net assets	(103,146,877)	37,201,785
Net Assets:
Beginning of period	776,189,786	738,988,001

End of period	$673,042,909	$776,189,786

Accumulated net investment income (loss) at end of period	$(71,904)	$574,796

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$23,382,834	$66,338,718
Dividends reinvested	5,852,108	39,112,645
Cost of shares redeemed	(48,958,378)	(74,888,764)

	(19,723,436)	30,562,599

Class VI Shares
Proceeds from shares issued	1,275,588	7,668,215
Dividends reinvested	91,267	632,850
Cost of shares redeemed (a)	(3,313,601)	(5,802,655)

	(1,946,746)	2,498,410

Change in net assets from capital transactions	$(21,670,182)	$33,061,009

SHARE TRANSACTIONS:
Class II Shares
Issued	1,840,717	4,767,455
Reinvested	469,284	2,809,637
Redeemed	(3,853,997)	(5,382,201)

	(1,543,996)	2,194,891

See accompanying notes to financial statements.

8 Semiannual Report 2008

	NVIT Investor
	Destinations Aggressive Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	100,978	551,001
Reinvested	7,348	45,661
Redeemed	(264,740)	(418,043)

	(156,414)	178,619

Total change in shares	(1,700,410)	2,373,510

(a)	Includes redemption fees – see Note 4 to Financial Statements.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Aggressive Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$13.60	0.10	(1.44)	(1.34)	(0.11)	–	(0.11)	$12.15	(9.89%)	$662,541	0.55%	1.50%	0.55%	12.51%
Year ended December 31, 2007	$13.51	0.22	0.59	0.81	(0.27)	(0.45)	(0.72)	$13.60	5.96%	$762,322	0.56%	1.60%	0.56%	76.72%
Year ended December 31, 2006	$11.97	0.20	1.78	1.98	(0.26)	(0.18)	(0.44)	$13.51	16.87%	$727,599	0.57%	1.56%	(f)	7.82%
Year ended December 31, 2005	$11.52	0.22	0.68	0.90	(0.22)	(0.23)	(0.45)	$11.97	7.93%	$577,843	0.56%	2.04%	(f)	9.12%
Year ended December 31, 2004 (e)	$10.49	0.17	1.28	1.45	(0.17)	(0.25)	(0.42)	$11.52	14.03%	$332,097	0.56%	2.13%	(f)	18.26%
Year ended December 31, 2003	$8.15	0.12	2.46	2.58	(0.12)	(0.12)	(0.24)	$10.49	31.87%	$94,500	0.55%	1.60%	(f)	49.13%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited)	$13.54	0.10	(1.43)	(1.33)	(0.11)	–	(0.11)	$12.10	(9.87%)	$10,502	0.55%	1.47%	0.55%	12.51%
Year ended December 31, 2007	$13.47	0.24	0.57	0.81	(0.29)	(0.45)	(0.74)	$13.54	5.97%	$13,868	0.55%	1.80%	0.55%	76.72%
Year ended December 31, 2006	$11.96	0.20	1.77	1.97	(0.28)	(0.18)	(0.46)	$13.47	16.92%	$11,389	0.56%	1.72%	(f)	7.82%
Year ended December 31, 2005	$11.52	0.23	0.68	0.91	(0.24)	(0.23)	(0.47)	$11.96	7.95%	$7,303	0.51%	3.82%	(f)	9.12%
Period ended December 31, 2004 (g)	$10.52	0.17	1.15	1.32	(0.17)	(0.15)	(0.32)	$11.52	12.58%	$440	0.41%	3.59%	(f)	18.26%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Aggressive Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Aggressive Fund”) The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 -	Level 3 -
Level 1-	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$673,337,258	$-	$-	$673,337,258

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

12 Semiannual Report 2008

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a

14 Semiannual Report 2008

deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $539,721 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $133.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $735.

For the year ended December 31, 2007, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $1,495.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $89,478,319 and sales of $111,897,293.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

16 Semiannual Report 2008

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$734,251,170	$5,301,807	$(66,215,719)	$(60,913,912)

2008 Semiannual Report 17

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

18 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 23

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund had been performing as it was designed to do in up markets and in down markets. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees concluded that the advisory fee for each of the Investor Destinations Funds should be consistent. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees considered that the Adviser had agreed to maintain the expense cap at 25 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

24 Semiannual Report 2008

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 25

NVIT Investor Destinations Moderately
Aggressive Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MAG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Investor Destinations Moderately Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expense Paid	Expense Ratio
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Moderately Aggressive Fund			01/01/08	06/30/08	01/01/08 - 06/30/08(a)(b)	01/01/08 - 06/30/08(a)(b)

Class II	Actual		1,000.00	919.80	2.34	0.49
	Hypothetical	(c)	1,000.00	1,022.43	2.46	0.49

Class VI	Actual		1,000.00	919.40	2.43	0.51
	Hypothetical	(c)	1,000.00	1,022.33	2.56	0.51

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary
June 30, 2008 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Asset Allocation

Mutual Funds	97.2%
Fixed Contract	2.8%

100.0%

Top Industries

Equity Funds	80.0%
Fixed Income Funds	16.3%
Fixed Contract	2.8%
Money Market Fund	0.9%

100.0%

Top Holdings

NVIT S&P 500 Index Fund, Class Y	35.1%
NVIT Bond Index Fund, Class Y	15.0%
NVIT Mid Cap Index Fund, Class Y	14.9%
Nationwide International Index Fund, Institutional Class	12.9%
NVIT International Index Fund, Class Y	12.2%
NVIT Small Cap Index Fund, Class Y	4.9%
Nationwide Fixed Contract, 4.00%	2.8%
NVIT Enhanced Income Fund, Class Y	1.3%
NVIT Money Market Fund, Class Y	0.9%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds (97.2%) (a)
	Shares or
	Principal Amount	Value

Equity Funds (80.0%)
NVIT S&P 500 Index Fund, Class Y	84,103,176	$748,518,264
Nationwide International Index Fund, Institutional Class	27,593,111	274,827,387
NVIT International Index Fund, Class Y	25,549,745	261,373,894
NVIT Mid Cap Index Fund, Class Y	17,433,796	318,864,123
NVIT Small Cap Index Fund, Class Y	12,625,423	105,548,538

		1,709,132,206

Fixed Income Funds (16.3%)
NVIT Bond Index Fund, Class Y	31,979,351	320,752,894
NVIT Enhanced Income Fund, Class Y	2,713,456	27,297,371

		348,050,265

Money Market Fund (0.9%)
NVIT Money Market Fund, Class Y	19,368,285	19,368,285

Total Mutual Funds		2,076,550,756

Fixed Contract (2.8%) (b)
	Shares or
	Principal Amount	Value
Contract, 4.00%	$60,235,334	$60,235,334

Total Investments (Cost $2,293,398,483) (c) – 100.0%		2,136,786,090

Liabilities in excess of other assets – 0.0%		(805,704)

NET ASSETS – 100.0%		$2,135,980,386

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Investor
Destinations
Moderately
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $2,293,398,483)	$2,136,786,090
Interest and dividends receivable	70,211
Receivable for capital shares issued	632,828
Prepaid expenses and other assets	19,975

Total Assets	2,137,509,104

Liabilities:
Payable for investments purchased	142,574
Payable for capital shares redeemed	560,466
Accrued expenses and other payables:
Investment advisory fees	235,751
Accounting and transfer agent fees	483
Distribution fees	453,369
Administrative services fees	75,814
Custodian fees	13,315
Trustee fees	26,520
Compliance program costs (Note 4)	3,673
Other	16,753

Total Liabilities	1,528,718

Net Assets	$2,135,980,386

Represented by:
Capital	$2,041,427,191
Accumulated net investment income	74,540
Accumulated net realized gains from investment transactions	251,091,048
Net unrealized appreciation/(depreciation) from investments	(156,612,393)

Net Assets	$2,135,980,386

Net Assets:
Class II Shares	$2,120,695,738
Class VI Shares	15,284,648

Total	$2,135,980,386

Shares outstanding (unlimited number of shares authorized):
Class II Shares	174,648,484
Class VI Shares	1,264,831

Total	175,913,315

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.14
Class VI Shares	$12.08

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT Investor
Destinations
Moderately
Aggressive Fund

INVESTMENT INCOME:
Interest income	$7,955
Interest income from affiliates	1,498,322
Dividend income from affiliates	25,418,155

Total Income	26,924,432

Expenses:
Investment advisory fees	1,427,121
Accounting and transfer agent fees	1,408
Distribution fees Class II Shares	2,724,605
Distribution fees Class VI Shares	19,868
Administrative services fees Class II Shares	939,104
Administrative services fees Class VI Shares	8,236
Custodian fees	50,187
Trustee fees	57,133
Compliance program costs (Note 3)	120
Other	165,635

Total expenses before earnings credit	5,393,417
Earnings credit (Note 6)	(5,677)

Net Expenses	5,387,740

Net Investment Income	21,536,692

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	42,035,223
Net change in unrealized appreciation/(depreciation) from investments	(249,874,349)

Net realized/unrealized losses from investments	(207,839,126)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(186,302,434)

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Investor Destinations
	Moderately Aggressive Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$21,536,692	$44,156,051
Net realized gains form investment transactions	42,035,223	214,356,487
Net change in unrealized appreciation/(depreciation) from investments	(249,874,349)	(137,544,089)

Change in net assets resulting from operations	(186,302,434)	120,968,449

Distributions to Shareholders From:
Net investment income:
Class II	(22,971,453)	(49,448,762)
Class VI	(174,732)	(395,803)
Net realized gains:
Class II	–	(41,053,058)
Class VI	–	(320,408)

Change in net assets from shareholder distributions	(23,146,185)	(91,218,031)

Change in net assets from capital transactions	19,973,687	402,842,475

Change in net assets	(189,474,932)	432,592,893
Net Assets:
Beginning of period	2,325,455,318	1,892,862,425

End of period	$2,135,980,386	$2,325,455,318

Accumulated net investment income at end of period	$74,540	$1,684,033

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$84,028,158	$412,785,556
Dividends reinvested	22,971,453	90,501,562
Cost of shares redeemed	(87,346,748)	(104,680,416)

	19,652,863	398,606,702

Class VI Shares
Proceeds from shares issued	6,378,755	14,070,741
Dividends reinvested	174,732	716,209
Cost of shares redeemed (a)	(6,232,663)	(10,551,177)

	320,824	4,235,773

Change in net assets from capital transactions	$19,973,687	$402,842,475

SHARE TRANSACTIONS:
Class II Shares
Issued	6,638,609	30,524,258
Reinvested	1,851,796	6,697,524
Redeemed	(6,919,819)	(7,734,888)

	1,570,586	29,486,894

Class VI Shares
Issued	507,486	1,051,405
Reinvested	14,154	53,221
Redeemed	(494,218)	(794,788)

	27,422	309,838

Total change in shares	1,598,008	29,796,732

(a)	Includes redemption fees – see Note 4 to Financial Statements.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Moderately Aggressive Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$13.34	0.12	(1.19)	(1.07)	(0.13)	–	(0.13)	$12.14	(8.02%)	$2,120,696	0.49%	1.96%	0.49%	14.17%
Year ended December 31, 2007	$13.10	0.27	0.54	0.81	(0.31)	(0.26)	(0.57)	$13.34	6.15%	$2,309,023	0.58%	2.03%	0.58%	65.97%
Year ended December 31, 2006	$11.85	0.23	1.45	1.68	(0.27)	(0.16)	(0.43)	$13.10	14.54%	$1,880,752	0.57%	1.97%	(f)	5.40%
Year ended December 31, 2005	$11.52	0.24	0.57	0.81	(0.24)	(0.24)	(0.48)	$11.85	7.07%	$1,202,098	0.57%	2.23%	(f)	7.53%
Year ended December 31, 2004 (e)	$10.60	0.19	1.08	1.27	(0.19)	(0.16)	(0.35)	$11.52	12.09%	$734,244	0.55%	2.11%	(f)	11.44%
Year ended December 31, 2003	$8.49	0.14	2.10	2.24	(0.13)	–	(0.13)	$10.60	26.64%	$290,666	0.56%	1.73%	(f)	22.22%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited)	$13.28	0.11	(1.18)	(1.07)	(0.13)	–	(0.13)	$12.08	(8.06%)	$15,285	0.51%	1.88%	0.51%	14.17%
Year ended December 31, 2007	$13.06	0.25	0.55	0.80	(0.32)	(0.26)	(0.58)	$13.28	6.16%	$16,432	0.55%	2.01%	0.55%	65.97%
Year ended December 31, 2006	$11.83	0.24	1.44	1.68	(0.29)	(0.16)	(0.45)	$13.06	14.56%	$12,111	0.56%	1.99%	(f)	5.40%
Year ended December 31, 2005	$11.51	0.25	0.57	0.82	(0.26)	(0.24)	(0.50)	$11.83	7.16%	$7,575	0.48%	2.59%	(f)	7.53%
Period ended December 31, 2004 (g)	$10.63	0.17	0.98	1.15	(0.17)	(0.10)	(0.27)	$11.51	10.92%	$2,751	0.41%	4.26%	(f)	11.44%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Moderately Aggressive Fund”) . The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”) up to the Fund’s designated limit. The Fund’s target allocation range is 0-10%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV”s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2008, the rate ranged from 4.00% to 4.05%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or “Adviser”) believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

2008 Semiannual Report 10

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$2,136,786,090	$-	$-	$2,136,786,090

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate

11 Semiannual Report 2008

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost

12 Semiannual Report 2008

basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences(i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassifications. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

14 Semiannual Report 2008

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $1,662,272 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $120.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $22,314.

For the year ended December 31, 2007, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $17,999.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $330,737,510 and sales of $305,036,167.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

16 Semiannual Report 2008

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$2,294,824,112	$3,369,890	$(161,407,912)	$(158,038,022)

2008 Semiannual Report 17

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

18 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 23

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser, including fee income for performing other services, and any soft dollars, and affiliated brokerage commissions.

The Trustees found that the Fund had been performing as it was designed to do in up markets and in down markets. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees concluded that the advisory fee for each of the Investor Destinations Funds should be consistent. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees considered that the Adviser had agreed to maintain the expense cap at 25 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

24 Semiannual Report 2008

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 25

NVIT Investor Destinations Moderate Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MOD (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Investor Destinations Moderate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

					Expenses Paid	Expense Ratio
			Beginning	Ending	During Period ($)	During Period (%)
NVIT Investor Destinations			Account Value ($)	Account Value ($)	01/01/08 -	01/01/08 -
Moderate Fund			01/01/08	06/30/08	06/30/08(a)(b)	06/30/08(a)(b)

Class II	Actual		1,000.00	941.60	2.66	0.55
	Hypothetical	(c)	1,000.00	1,022.13	2.77	0.55

Class VI	Actual		1,000.00	940.80	2.46	0.51
	Hypothetical	(c)	1,000.00	1,022.33	2.56	0.51

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary
June 30, 2008 (Unaudited)

NVIT Investor Destinations Moderate Fund

Asset Allocation

Mutual Funds	90.2%
Fixed Contract	9.8%

100.0%

Top Industries

Equity Funds	60.0%
Fixed Income Funds	28.0%
Fixed Contract	9.8%
Money Market Fund	2.2%

100.0%

Top Holdings

NVIT S&P 500 Index Fund, Class Y	30.0%
NVIT Bond Index Fund, Class Y	25.0%
NVIT Mid Cap Index Fund, Class Y	10.0%
Nationwide Fixed Contract, 4.00%	9.8%
Nationwide International Index Fund, Institutional Class	7.7%
NVIT International Index Fund, Class Y	7.4%
NVIT Small Cap Index Fund, Class Y	4.9%
NVIT Enhanced Income Fund, Class Y	3.0%
NVIT Money Market Fund, Class Y	2.2%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds (90.2%)(a)
	Shares or
	Principal Amount	Value

Equity Funds (60.0%)
NVIT S&P 500 Index Fund, Class Y	94,993,800	$845,444,819
Nationwide International Index Fund, Institutional Class	21,729,633	216,427,146
NVIT International Index Fund, Class Y	20,285,050	207,516,061
NVIT Mid Cap Index Fund, Class Y	15,315,426	280,119,147
NVIT Small Cap Index Fund, Class Y	16,636,918	139,084,634

		1,688,591,807

Fixed Income Funds (28.0%)
NVIT Bond Index Fund, Class Y	70,234,101	704,448,036
NVIT Enhanced Income Fund, Class Y	8,253,063	83,025,809

		787,473,845

Money Market Fund (2.2%)
NVIT Money Market Fund, Class Y	61,654,760	61,654,760

Total Mutual Funds		2,537,720,412

Nationwide Fixed Contract, 4.00%	$277,795,111	277,795,111

Total Investments (Cost $2,964,423,814)(c) – 100.0%		2,815,515,523

Liabilities in excess of other assets – 0.0%		(1,234,433)

NET ASSETS – 100.0%		$2,814,281,090

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Investor
Destinations
Moderate Fund

Assets:
Investments in affiliates, at value (cost $2,964,423,814)	$2,815,515,523
Interest and dividends receivable	134,398
Receivable for capital shares issued	87,211
Receivable for investments sold	1,255,381
Prepaid expenses and other assets	26,432

Total Assets	2,817,018,945

Liabilities:
Payable for investments purchased	134,398
Payable for capital shares redeemed	1,342,593
Accrued expenses and other payables:
Investment advisory fees	308,190
Accounting and transfer agent fees	393
Distribution fees	592,675
Administrative services fees	280,022
Custodian fees	16,676
Trustee fees	28,895
Compliance program costs (Note 3)	4,834
Other	29,179

Total Liabilities	2,737,855

Net Assets	$2,814,281,090

Represented by:
Capital	$2,698,351,867
Accumulated net investment loss	(80,903)
Accumulated net realized gains from investment transactions	264,918,416
Net unrealized appreciation/(depreciation) from investments	(148,908,290)

Net Assets	$2,814,281,090

Net Assets:
Class II Shares	$2,790,301,726
Class VI Shares	23,979,364

Total	$2,814,281,090

Shares outstanding (unlimited number of shares authorized):
Class II Shares	241,151,490
Class VI Shares	2,080,807

Total	243,232,297

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.57
Class VI Shares	$11.52

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT Investor
Destinations
Moderate Fund

INVESTMENT INCOME:
Interest income	$7,404
Interest income from affiliates	5,673,132
Dividend income from affiliates	35,342,141

Total Income	41,022,677

Expenses:
Investment advisory fees	1,870,675
Accounting and transfer agent fees	1,775
Distribution fees Class II Shares	3,569,272
Distribution fees Class VI Shares	28,192
Administrative services fees Class II Shares	2,051,658
Administrative services fees Class VI Shares	12,443
Custodian fees	61,578
Trustee fees	68,756
Compliance program costs (Note 3)	139
Other	214,310

Total expenses before earnings credit	7,878,798
Earnings credit (Note 6)	(4,983)

Net Expenses	7,873,815

Net Investment Income	33,148,862

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	33,449,607
Net change in unrealized appreciation/(depreciation) from investments	(242,568,990)

Net realized/unrealized losses from investments	(209,119,383)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(175,970,521)

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Investor
	Destinations Moderate Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$33,148,862	$71,783,866
Net realized gains from investment transactions	33,449,607	238,061,661
Net change in unrealized appreciation/(depreciation) from investments	(242,568,990)	(160,892,165)

Change in net assets resulting from operations	(175,970,521)	148,953,362

Distributions to Shareholders From:
Net investment income:
Class II	(34,940,126)	(75,819,681)
Class VI	(288,334)	(624,309)
Net realized gains:
Class II	–	(43,372,304)
Class VI	–	(357,115)

Change in net assets from shareholder distributions	(35,228,460)	(120,173,409)

Change in net assets from capital transactions	19,333,342	452,971,164

Change in net assets	(191,865,639)	481,751,117
Net Assets:
Beginning of period	3,006,146,729	2,524,395,612

End of period	$2,814,281,090	$3,006,146,729

Accumulated net investment income (loss) at end of period	$(80,903)	$1,998,695

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$92,645,111	$467,681,812
Dividends reinvested	34,939,647	119,191,324
Cost of shares redeemed	(110,831,261)	(135,742,628)

	16,753,497	451,130,508

Class VI Shares
Proceeds from shares issued	5,032,956	11,164,630
Dividends reinvested	288,334	981,423
Cost of shares redeemed (a)	(2,741,445)	(10,305,397)

	2,579,845	1,840,656

Change in net assets from capital transactions	$19,333,342	$452,971,164

SHARE TRANSACTIONS:
Class II Shares
Issued	7,740,827	37,177,520
Reinvested	2,965,976	9,516,108
Redeemed	(9,270,283)	(10,803,470)

	1,436,520	35,890,158

Class VI Shares
Issued	419,677	892,730
Reinvested	24,574	78,615
Redeemed	(232,399)	(820,063)

	211,852	151,282

Total change in shares	1,648,372	36,041,440

(a)	Includes redemption fees – see Note 4 to Financial Statements.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Moderate Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$12.44	0.14	(0.86)	(0.72)	(0.15)	–	(0.15)	$11.57	(5.84%)	$2,790,302	0.55%	2.30%	0.55%	9.81%
Year ended December 31, 2007	$12.28	0.32	0.38	0.70	(0.34)	(0.20)	(0.54)	$12.44	5.66%	$2,982,977	0.55%	2.54%	0.55%	75.27%
Year ended December 31, 2006	$11.40	0.26	1.01	1.27	(0.28)	(0.11)	(0.39)	$12.28	11.35%	$2,503,358	0.57%	2.32%	(f)	5.69%
Year ended December 31, 2005	$11.26	0.26	0.33	0.59	(0.26)	(0.19)	(0.45)	$11.40	5.34%	$1,596,055	0.56%	2.41%	(f)	4.20%
Year ended December 31, 2004 (e)	$10.54	0.21	0.78	0.99	(0.21)	(0.06)	(0.27)	$11.26	9.54%	$1,118,116	0.56%	2.19%	(f)	5.54%
Year ended December 31, 2003	$8.94	0.17	1.60	1.77	(0.17)	–	(0.17)	$10.54	20.05%	$566,916	0.56%	2.01%	(f)	9.90%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited)	$12.40	0.14	(0.87)	(0.73)	(0.15)	–	(0.15)	$11.52	(5.92%)	$23,979	0.51%	2.42%	0.51%	9.81%
Year ended December 31, 2007	$12.25	0.32	0.38	0.70	(0.35)	(0.20)	(0.55)	$12.40	5.70%	$23,170	0.55%	2.51%	0.55%	75.27%
Year ended December 31, 2006	$11.38	0.26	1.02	1.28	(0.30)	(0.11)	(0.41)	$12.25	11.44%	$21,038	0.56%	2.30%	(f)	5.69%
Year ended December 31, 2005	$11.24	0.27	0.33	0.60	(0.27)	(0.19)	(0.46)	$11.38	5.50%	$15,820	0.47%	2.56%	(f)	4.20%
Period ended December 31, 2004 (g)	$10.54	0.19	0.72	0.91	(0.19)	(0.02)	(0.21)	$11.24	8.72%	$9,384	0.41%	3.84%	(f)	5.54%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Moderate Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Moderate Fund”) . The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Fund’s target allocation range is 5-15%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2008, the rate ranged from 4.00% to 4.05%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or “Adviser”) believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

10 Semiannual Report 2008

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$2,815,515,523	$-	$-	$2,815,515,523

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost

12 Semiannual Report 2008

basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in- capital.

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

14 Semiannual Report 2008

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $2,174,226 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $139.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $3,107.

For the year ended December 31, 2007, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $12,580.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $293,747,256 and sales of $256,298,710.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

16 Semiannual Report 2008

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$2,965,702,611	$6,596,245	$(156,783,333)	$(150,187,088)

2008 Semiannual Report 17

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

18 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 23

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund had been performing as it was designed to do in up markets and in down markets. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees concluded that the advisory fee for each of the Investor Destinations Funds should be consistent. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees considered that the Adviser had agreed to maintain the expense cap at 25 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

24 Semiannual Report 2008

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 25

NVIT Investor Destinations Moderately
Conservative Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MCON (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Investor Destinations Moderately Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

NVIT Investor
Destinations			Beginning	Ending	Expense Paid	Expense Ratio
Moderately			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Conservative Fund			01/01/08	06/30/08	01/01/08 - 06/30/08(a)(b)	01/01/08 - 06/30/08(a)(b)

Class II	Actual		1,000.00	967.00	2.69	0.55
	Hypothetical(c	)	1,000.00	1,022.13	2.77	0.55

Class VI	Actual		1,000.00	967.70	2.45	0.50
	Hypothetical(c	)	1,000.00	1,022.38	2.51	0.50

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary
June 30, 2008 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Asset Allocation

Mutual Funds	88.5%
Fixed Contract	11.5%

100.0%

Top Industries

Fixed Income Funds	42.4%
Equity Funds	40.0%
Fixed Contract	11.5%
Money Market Fund	6.1%

100.0%

Top Holdings

NVIT Bond Index Fund, Class Y	35.0%
NVIT S&P 500 Index Fund, Class Y	20.0%
Nationwide Fixed Contract, 4.00%	11.5%
NVIT Mid Cap Index Fund, Class Y	9.9%
NVIT Enhanced Income Fund, Class Y	7.4%
NVIT International Index Fund, Class Y	6.6%
NVIT Money Market Fund, Class Y	6.1%
Nationwide International Index Fund, Institutional Class	3.5%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds (88.5%) (a)
	Shares or
	Principal Amount	Value

Equity Funds (40.0%)
NVIT S&P 500 Index Fund, Class Y	18,124,309	$161,306,347
Nationwide International Index Fund, Institutional Class	2,814,402	28,031,445
NVIT International Index Fund, Class Y	5,163,897	52,826,669
NVIT Mid Cap Index Fund, Class Y	4,383,178	80,168,317

		322,332,778

Fixed Income Funds (42.4%)
NVIT Bond Index Fund, Class Y	28,140,614	282,250,356
NVIT Enhanced Income Fund, Class Y	5,917,541	59,530,461

		341,780,817

Money Market Fund (6.1%)
NVIT Money Market Fund, Class Y	49,103,326	49,103,326

Total Mutual Funds		713,216,921

Fixed Contract (11.5%) (b)
	Shares or
	Principal Amount	Value
4.00%	$92,901,931	$92,901,931

Total Investments (Cost $834,229,262) (c) – 100.0%		806,118,852

Liabilities in excess of other assets – 0.0%		(340,001)

NET ASSETS – 100.0%		$805,778,851

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Investor
Destinations
Moderately
Conservative Fund

Assets:
Investments in affiliates, at value (cost $834,229,262)	$806,118,852
Interest and dividends receivable	98,776
Receivable for capital shares issued	608,726
Prepaid expenses and other assets	7,729

Total Assets	806,834,083

Liabilities:
Cash overdraft	1
Payable for investments purchased	515,008
Payable for capital shares redeemed	192,493
Accrued expenses and other payables:
Investment advisory fees	87,033
Accounting and transfer agent fees	96
Distribution fees	167,372
Administrative services fees	76,705
Custodian fees	4,782
Trustee fees	8,073
Compliance program costs (Note 3)	1,336
Other	2,333

Total Liabilities	1,055,232

Net Assets	$805,778,851

Represented by:
Capital	$787,233,235
Accumulated net investment income	3,061
Accumulated net realized gains from investment transactions	46,652,965
Net unrealized appreciation/(depreciation) from investments	(28,110,410)

Net Assets	$805,778,851

Net Assets:
Class II Shares	$798,441,094
Class VI Shares	7,337,757

Total	$805,778,851

Shares outstanding (unlimited number of shares authorized):
Class II Shares	73,778,238
Class VI Shares	680,735

Total	74,458,973

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.82
Class VI Shares	$10.78

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT Investor
Destinations
Moderately
Conservative Fund

INVESTMENT INCOME:
Interest income	$8,264
Interest income from affiliates	1,880,682
Dividend income from affiliates	11,192,739

Total Income	13,081,685

Expenses:
Investment advisory fees	520,840
Accounting and transfer agent fees	1,406
Distribution fees Class II Shares	989,607
Distribution fees Class VI Shares	12,011
Administrative services fees Class II Shares	573,830
Administrative services fees Class VI Shares	4,671
Custodian fees	17,706
Trustee fees	19,593
Compliance program costs (Note 3)	324
Other	61,152

Total expenses before earnings credit	2,201,140
Earnings credit (Note 6)	(2,529)

Net Expenses	2,198,611

Net Investment Income	10,883,074

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	7,366,811
Net change in unrealized appreciation/(depreciation) from investments	(45,357,594)

Net realized/unrealized losses from investments	(37,990,783)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,107,709)

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statements of Changes in Net Assets

	Nationwide NVIT Investor Destinations
	Moderately Conservative Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$10,883,074	$22,612,926
Net realized gains from investment transactions	7,366,811	41,567,475
Net change in unrealized appreciation/(depreciation) from investments	(45,357,594)	(23,791,978)

Change in net assets resulting from operations	(27,107,709)	40,388,423

Distributions to Shareholders From:
Net investment income:
Class II	(11,294,220)	(22,892,932)
Class VI	(122,648)	(251,651)
Net realized gains:
Class II	–	(19,126,179)
Class VI	–	(146,726)

Change in net assets from shareholder distributions	(11,416,868)	(42,417,488)

Change in net assets from capital transactions	22,421,248	186,497,375

Change in net assets	(16,103,329)	184,468,310
Net Assets:
Beginning of period	821,882,180	637,413,870

End of period	$805,778,851	$821,882,180

Accumulated net investment income at end of period	$3,061	$536,855

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$69,574,003	$212,062,488
Dividends reinvested	11,294,146	42,018,983
Cost of shares redeemed	(55,288,874)	(74,871,629)

	25,579,275	179,209,842

Class VI Shares
Proceeds from shares issued	1,509,118	8,367,557
Dividends reinvested	122,648	398,376
Cost of shares redeemed (a)	(4,789,793)	(1,478,400)

	(3,158,027)	7,287,533

Change in net assets from capital transactions	$22,421,248	$186,497,375

SHARE TRANSACTIONS:
Class II Shares
Issued	6,272,405	18,439,089
Reinvested	1,031,407	3,698,450
Redeemed	(4,975,031)	(6,525,077)

	2,328,781	15,612,462

Class VI Shares
Issued	136,632	738,295
Reinvested	11,237	35,179
Redeemed	(432,369)	(129,082)

	(284,500)	644,392

Total change in shares	2,044,281	16,256,854

(a)	Includes redemption fees – see Note 4 to Financial Statements.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Moderately Conservative Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$11.35	0.15	(0.52)	(0.37)	(0.16)	–	(0.16)	$10.82	(3.30%)	$798,441	0.55%	2.72%	0.55%	11.90%
Year ended December 31, 2007	$11.35	0.34	0.31	0.65	(0.35)	(0.30)	(0.65)	$11.35	5.86%	$810,971	0.55%	3.07%	0.55%	80.89%
Year ended December 31, 2006	$10.91	0.30	0.60	0.90	(0.31)	(0.15)	(0.46)	$11.35	8.42%	$633,782	0.57%	2.69%	(f)	17.68%
Year ended December 31, 2005	$10.91	0.28	0.20	0.48	(0.28)	(0.20)	(0.48)	$10.91	4.49%	$525,426	0.56%	2.66%	(f)	11.32%
Year ended December 31, 2004 (e)	$10.48	0.23	0.50	0.73	(0.23)	(0.07)	(0.30)	$10.91	7.16%	$425,066	0.56%	2.35%	(f)	7.18%
Year ended December 31, 2003	$9.43	0.21	1.07	1.28	(0.21)	(0.02)	(0.23)	$10.48	13.70%	$258,529	0.56%	2.32%	(f)	12.61%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited)	$11.30	0.16	(0.52)	(0.36)	(0.16)	–	(0.16)	$10.78	(3.23%)	$7,338	0.50%	2.49%	0.50%	11.90%
Year ended December 31, 2007	$11.32	0.35	0.30	0.65	(0.37)	(0.30)	(0.67)	$11.30	5.82%	$10,912	0.56%	3.34%	0.56%	80.89%
Year ended December 31, 2006	$10.90	0.30	0.59	0.89	(0.32)	(0.15)	(0.47)	$11.32	8.39%	$3,632	0.57%	2.65%	(f)	17.68%
Year ended December 31, 2005	$10.90	0.30	0.20	0.50	(0.30)	(0.20)	(0.50)	$10.90	4.65%	$4,265	0.48%	2.65%	(f)	11.32%
Period ended December 31, 2004 (g)	$10.44	0.20	0.49	0.69	(0.20)	(0.03)	(0.23)	$10.90	6.67%	$719	0.41%	3.37%	(f)	7.18%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Moderately Conservative Fund”) . The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Fund’s target allocation range is 10-20%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2008, the rate ranged from 4.00% to 4.05%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or “Adviser”) believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

2008 Semiannual Report 10

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$806,118,852	$-	$-	$806,118,852

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost

12 Semiannual Report 2008

basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassifications. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated

14 Semiannual Report 2008

with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $601,460 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $324.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $1,480.

For the year ended December 31, 2007, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $3,409.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $827,421,291 and sales of $84,978,416.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

16 Semiannual Report 2008

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$834,307,825	$764,995	$(28,953,968)	$(28,188,973)

2008 Semiannual Report 17

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

18 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 23

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund had been performing as it was designed to do in up markets and in down markets. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees concluded that the advisory fee for each of the Investor Destinations Funds should be consistent. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees considered that the Adviser had agreed to maintain the expense cap at 25 basis points . Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

24 Semiannual Report 2008

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 25

NVIT Investor Destinations Conservative Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CON (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Investor Destinations Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Conservative Fund			01/01/08	06/30/08	01/01/08 - 06/30/08(a)(b)	01/01/08 - 06/30/08(a)(b)

Class II	Actual		1,000.00	990.50	2.67	0.54
	Hypothetical	(c)	1,000.00	1,022.18	2.72	0.54

Class VI	Actual		1,000.00	990.50	2.52	0.51
	Hypothetical	(c)	1,000.00	1,022.33	2.56	0.51

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary
June 30, 2008 (Unaudited)

NVIT Investor Destinations Conservative Fund

Asset Allocation

Mutual Funds	86.5%
Fixed Contract	13.6%
Liabilities in excess of other assets	-0.1%

100.0%

Top Industries

Fixed Income Funds	53.2%
Equity Funds	20.0%
Fixed Contract	13.6%
Money Market Fund	13.3%
Other	-0.1%

100.0%

Top Holdings

NVIT Bond Index Fund, Class Y	40.0%
Nationwide Fixed Contract, 4.00%	13.6%
NVIT Money Market Fund, Class Y	13.3%
NVIT Enhanced Income Fund, Class Y	13.2%
NVIT S&P 500 Index Fund, Class Y	10.0%
NVIT International Index Fund, Class Y	5.0%
NVIT Mid Cap Index Fund, Class Y	5.0%
Other	-0.1%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds (86.5%) (a)
	Shares or
	Principal Amount	Value

Equity Funds (20.0%)
NVIT S&P 500 Index Fund, Class Y	3,826,684	$34,057,489
NVIT International Index Fund, Class Y	1,667,610	17,059,655
NVIT Mid Cap Index Fund, Class Y	925,439	16,926,271

		68,043,415

Fixed Income Funds (53.2%)
NVIT Bond Index Fund, Class Y	13,580,527	136,212,686
NVIT Enhanced Income Fund, Class Y	4,464,749	44,915,371

		181,128,057

Money Market Fund (13.3%)
NVIT Money Market Fund, Class Y	45,159,187	45,159,187

Total Mutual Funds		294,330,659

Nationwide Fixed Contract, 4.00%	$46,093,710	46,093,710

Total Investments (Cost $345,729,815) (c) – 100.1%		340,424,369

Liabilities in excess of other assets – (0.1)%		(173,761)

NET ASSETS – 100.0%		$340,250,608

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Investor
Destinations
Conservative Fund

Assets:
Investments in affiliates, at value (cost $345,729,815)	$340,424,369
Interest and dividends receivable	76,963
Receivable for capital shares issued	53,090
Receivable for investments sold	168,690
Prepaid expenses and other assets	3,313

Total Assets	340,726,425

Liabilities:
Payable for investments purchased	76,963
Payable for capital shares redeemed	221,780
Accrued expenses and other payables:
Investment advisory fees	36,690
Accounting and transfer agent fees	3
Distribution fees	70,559
Administrative services fees	55,045
Custodian fees	2,228
Trustee fees	4,227
Compliance program costs (Note 3)	559
Other	7,763

Total Liabilities	475,817

Net Assets	$340,250,608

Represented by:
Capital	$338,664,061
Accumulated net investment income	30,078
Accumulated net realized gains from investment transactions	6,861,915
Net unrealized appreciation/(depreciation) from investments	(5,305,446)

Net Assets	$340,250,608

Net Assets:
Class II Shares	$331,929,630
Class VI Shares	8,320,978

Total	$340,250,608

Shares outstanding (unlimited number of shares authorized):
Class II Shares	32,723,483
Class VI Shares	823,914

Total	33,547,397

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.14
Class VI Shares	$10.10

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Investor
Destinations
Conservative Fund

INVESTMENT INCOME:
Interest income	$3,169
Interest income from affiliates	984,252
Dividend income from affiliates	5,131,067

Total Income	6,118,488

Expenses:
Investment advisory fees	219,445
Accounting and transfer agent fees	1,326
Distribution fees Class II Shares	413,032
Distribution fees Class VI Shares	8,979
Administrative services fees Class II Shares	223,188
Administrative services fees Class VI Shares	3,582
Custodian fees	8,404
Trustee fees	8,787
Compliance program costs (Note 3)	4
Other	28,512

Total expenses before earnings credit	915,259
Earnings credit (Note 6)	(1,711)

Net Expenses	913,548

Net Investment Income	5,204,940

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	654,670
Net change in unrealized appreciation/(depreciation) from investments	(8,814,294)

Net realized/unrealized losses from investments	(8,159,624)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,954,684)

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Investor
	Destinations Conservative Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$5,204,940	$10,836,668
Net realized gains from investment transactions	654,670	9,018,121
Net change in unrealized appreciation/(depreciation) from investments	(8,814,294)	(3,337,700)

Change in net assets resulting from operations	(2,954,684)	16,517,089

Distributions to Shareholders From:
Net investment income:
Class II	(5,269,376)	(10,659,762)
Class VI	(114,733)	(179,634)
Net realized gains:
Class II	–	(7,040,572)
Class VI	–	(122,000)

Change in net assets from shareholder distributions	(5,384,109)	(18,001,968)

Change in net assets from capital transactions	33,891,393	5,630,893

Change in net assets	25,552,600	4,146,014
Net Assets:
Beginning of period	314,698,008	310,551,994

End of period	$340,250,608	$314,698,008

Accumulated net investment income at end of period	$30,078	$209,247

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$65,341,148	$65,705,122
Dividends reinvested	5,269,311	17,700,272
Cost of shares redeemed	(39,817,812)	(77,307,396)

	30,792,647	6,097,998

Class VI Shares
Proceeds from shares issued	7,106,182	2,939,766
Dividends reinvested	114,733	301,633
Cost of shares redeemed (a)	(4,122,169)	(3,708,504)

	3,098,746	(467,105)

Change in net assets from capital transactions	$33,891,393	$5,630,893

SHARE TRANSACTIONS:
Class II Shares
Issued	6,334,456	6,257,799
Reinvested	516,001	1,706,694
Redeemed	(3,858,963)	(7,341,451)

	2,991,494	623,042

Class VI Shares
Issued	691,027	280,787
Reinvested	11,288	29,207
Redeemed	(400,560)	(357,276)

	301,755	(47,282)

Total change in shares	3,293,249	575,760

(a)	Includes redemption fees – see Note 4 to Financial Statements.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Conservative Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$10.40	0.15	(0.25)	(0.10)	(0.16)	–	(0.16)	$10.14	(0.95%)	$331,930	0.54%	3.07%	0.54%	16.04%
Year ended December 31, 2007	$10.46	0.37	0.19	0.56	(0.37)	(0.25)	(0.62)	$10.40	5.38%	$309,289	0.57%	3.52%	0.57%	101.35%
Year ended December 31, 2006	$10.27	0.32	0.29	0.61	(0.32)	(0.10)	(0.42)	$10.46	6.16%	$304,610	0.57%	3.10%	(f)	45.93%
Year ended December 31, 2005	$10.45	0.29	0.05	0.34	(0.29)	(0.23)	(0.52)	$10.27	3.31%	$280,331	0.57%	2.79%	(f)	30.49%
Year ended December 31, 2004 (e)	$10.32	0.24	0.23	0.47	(0.24)	(0.10)	(0.34)	$10.45	4.65%	$256,277	0.56%	2.39%	(f)	15.34%
Year ended December 31, 2003	$9.83	0.24	0.53	0.77	(0.24)	(0.04)	(0.28)	$10.32	7.91%	$90,624	0.56%	2.55%	(f)	24.84%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited)	$10.36	0.17	(0.27)	(0.10)	(0.16)	–	(0.16)	$10.10	(0.95%)	$8,321	0.51%	3.52%	0.51%	16.04%
Year ended December 31, 2007	$10.43	0.37	0.19	0.56	(0.38)	(0.25)	(0.63)	$10.36	5.43%	$5,409	0.56%	3.58%	0.56%	101.35%
Year ended December 31, 2006	$10.26	0.31	0.29	0.60	(0.33)	(0.10)	(0.43)	$10.43	6.13%	$5,942	0.57%	3.13%	(f)	45.93%
Year ended December 31, 2005	$10.45	0.31	0.04	0.35	(0.31)	(0.23)	(0.54)	$10.26	3.39%	$4,645	0.47%	2.95%	(f)	30.49%
Period ended December 31, 2004 (g)	$10.26	0.21	0.25	0.46	(0.21)	(0.06)	(0.27)	$10.45	4.48%	$1,454	0.41%	3.00%	(f)	15.34%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Notes to Financial Statements
June 30, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Conservative Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Conservative Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Fund’s target allocation range is 20-30%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2008, the rate ranged from 4.00% to 4.05%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or “Adviser”) believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par

10 Semiannual Report 2008

value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 -	Level 3 -
Level 1-	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$340,424,369	$-	$-	$340,424,369

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means th a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option

12 Semiannual Report 2008

written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008

income tax purposes; temporary differences do not require reclassifications. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS),

14 Semiannual Report 2008

provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $249,517 in Administrative Services fees from the Fund.

Under the terms the Fund Administration and Transfer Agency Agreement and of a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $4.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, the Fund had contributions to capital due to collection of redemption fees in the amount of $2,686.

For the year ended December 31, 2007, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $2,233.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $88,208,038 and sales of $46,106,338.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

16 Semiannual Report 2008

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$346,085,941	$154,007	$(5,815,579)	$(5,661,572)

2008 Semiannual Report 17

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

18 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 23

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund had been performing as it was designed to do in up markets and in down markets. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees concluded that the advisory fee for each of the Investor Destinations Funds should be consistent. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees considered the Fund’s actual advisory fee compared with peer group funds, but found that the comparative fee and expense information includes expenses and fees for actively-managed funds and, therefore, the peer group comparative fee and expense data are not necessarily appropriate. The Trustees considered that the Adviser had agreed to maintain the expense cap at 25 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

24 Semiannual Report 2008

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 25

NVIT Global Financial Services Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GFS (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Global Financial Services Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Global Financial			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Services Fund			01/01/08	06/30/08	01/01/08 – 06/30/08(a)	01/01/08 – 06/30/08(a)

Class I	Actual		1,000.00	788.70	5.87	1.32
	Hypothetical	(b)	1,000.00	1,018.30	6.62	1.32

Class II	Actual		1,000.00	787.80	6.80	1.53
	Hypothetical	(b)	1,000.00	1,017.26	7.67	1.53

Class III	Actual		1,000.00	788.90	5.60	1.26
	Hypothetical	(b)	1,000.00	1,018.60	6.32	1.26

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Global Financial Services Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.4%
Repurchase Agreements	0.9%
Other assets in excess of liabilities	1.7%

100.0%

Top Industries

Commercial Banks	44.4%
Insurance	15.9%
Capital Markets	14.1%
Diversified Financial Services	8.3%
Real Estate Investment Trusts (REITs)	3.4%
Consumer Finance	4.8%
Information Technology Services	1.6%
Thrifts & Mortgage Finance	0.8%
Other	6.7%

100.0%

Top Holdings*

Banco Santander SA	4.8%
HSBC Holdings PLC	4.3%
National Bank of Greece SA	3.0%
UniCredit SpA	2.9%
AXA SA	2.9%
JPMorgan Chase & Co.	2.8%
Banco Bilbao Vizcaya Argentaria SA	2.8%
BNP Paribas	2.7%
State Street Corp.	2.7%
Goldman Sachs Group, Inc. (The)	2.6%
Other	68.5%

100.0%

Top Countries

United States	41.8%
Japan	9.5%
United Kingdom	8.3%
Spain	7.6%
France	5.7%
Canada	5.0%
Greece	4.8%
Switzerland	3.4%
Australia	3.4%
Italy	3.0%
Other	7.5%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Global Financial Services Fund

Common Stocks (97.4%)
	Shares or
	Principal Amount	Value

AUSTRALIA (3.4%)
Commercial Banks (2.4%) (a)
Australia & New Zealand Banking Group Ltd.	10,940	$196,568
Commonwealth Bank of Australia	7,371	284,147

		480,715

Real Estate Investment Trusts (REITs) (1.0%)
Westfield Group*	496	7,663
Westfield Group (a)	12,833	200,470

		208,133

		688,848

AUSTRIA (1.0%) (a)
Insurance (1.0%)
Vienna Insurance Group	3,212	211,633

BELGIUM (0.0%) (a)
Diversified Financial Services (0.0%)
Fortis — STRIP VVPR*	3,430	54

BERMUDA (0.8%)
Capital Markets (0.8%)
Lazard Ltd., Class A	5,020	171,433

CANADA (5.0%)
Commercial Banks (5.0%)
Royal Bank of Canada	11,082	498,222
Toronto-Dominion Bank	8,280	521,866

		1,020,088

CHINA (1.0%) (a)
Commercial Banks (1.0%)
China Construction Bank Corp., Class H	264,070	213,091

FRANCE (5.7%) (a)
Commercial Banks (2.8%)
BNP Paribas	6,200	558,053
Insurance (2.9%)
AXA SA	20,110	592,504

		1,150,557

GREECE (4.8%) (a)
Commercial Banks (4.8%)
Alpha Bank AE	12,210	369,606
National Bank of Greece SA	13,426	604,206

		973,812

HONG KONG (1.0%) (a)
Real Estate Management & Development (1.0%)
Hang Lung Group Ltd.	47,010	209,673

ITALY (3.0%) (a)
Commercial Banks (3.0%)
UniCredit SpA	98,570	599,531

JAPAN (9.5%) (a)
Commercial Banks (4.5%)
Mitsubishi UFJ Financial Group, Inc.	52,000	459,612
Sumitomo Mitsui Financial Group, Inc.	36	270,766
Suruga Bank Ltd.	13,390	174,359

		904,737

Consumer Finance (1.4%)
ORIX Corp.	1,930	276,467

Insurance (1.6%)
Tokio Marine Holdings, Inc.	8,500	331,335

Real Estate Management & Development (2.0%)
Mitsubishi Estate Co. Ltd.	11,880	272,027
Sumitomo Realty & Development Co. Ltd.	7,040	140,067

		412,094

		1,924,633

SINGAPORE (1.1%) (a)
Real Estate Management & Development (1.1%)
CapitaLand Ltd.	50,850	213,731

SPAIN (7.6%) (a)
Commercial Banks (7.6%)
Banco Bilbao Vizcaya Argentaria SA	29,870	569,084
Banco Santander SA	53,740	980,347

		1,549,431

SWITZERLAND (3.4%) (a)
Capital Markets (1.6%)
Bank Sarasin & Cie AG	3,050	136,909
Credit Suisse Group AG	4,280	194,860

		331,769

Insurance (1.8%)
Zurich Financial Services AG	1,415	360,708

		692,477

UNITED KINGDOM (8.3%) (a)
Commercial Banks (6.8%)
HSBC Holdings PLC	56,769	873,997
Lloyds TSB Group PLC	33,475	205,353
Royal Bank of Scotland Group PLC	72,000	306,477

		1,385,827

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Global Financial Services Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)

Insurance (1.5%)
Aviva PLC	31,304	$310,314

		1,696,141

UNITED STATES (41.8%)
Capital Markets (11.6%)
Charles Schwab Corp. (The)	9,050	185,887
Goldman Sachs Group, Inc. (The)	3,060	535,194
Invesco Ltd.	17,285	414,495
Lehman Brothers Holdings, Inc.	2,630	52,100
Raymond James Financial, Inc.	4,400	116,116
State Street Corp.	8,680	555,433
TD Ameritrade Holding Corp.*	13,200	238,788
Waddell & Reed Financial, Inc., Class A	7,530	263,625

		2,361,638

Commercial Banks (6.6%)
Bank of the Ozarks, Inc.	5,250	78,015
BB&T Corp.	11,100	252,747
PNC Financial Services Group, Inc.	4,930	281,503
TCF Financial Corp.	8,050	96,842
U.S. Bancorp	10,370	289,219
Wells Fargo & Co.	14,800	351,500

		1,349,826

Consumer Finance (3.5%)
Capital One Financial Corp.	11,160	424,191
Visa, Inc., Class A*	3,490	283,772

		707,963

Diversified Financial Services (8.3%)
Bank of America Corp.	5,420	129,375
Citigroup, Inc.	9,800	164,248
CME Group, Inc.	760	291,225
IntercontinentalExchange, Inc.*	1,660	189,240
JPMorgan Chase & Co.	16,850	578,124
MSCI, Inc., Class A*	5,610	203,587
Nymex Holdings, Inc.	1,680	141,926

		1,697,725

Information Technology Services (1.6%)
Alliance Data Systems Corp.*	5,700	322,335

Insurance (7.0%)
Aflac, Inc.	4,090	256,852
Chubb Corp.	2,660	130,367
Hanover Insurance Group, Inc. (The)	8,530	362,525
HCC Insurance Holdings, Inc.	12,610	266,575
Prudential Financial, Inc.	2,370	141,584
Travelers Cos., Inc. (The)	6,110	265,174

		1,423,077

Real Estate Investment Trusts (REITs) (2.4%)
Health Care REIT, Inc.	2,040	90,780
Simon Property Group, Inc.	2,300	206,746
SL Green Realty Corp.	2,270	187,774

		485,300

Thrifts & Mortgage Finance (0.8%)
Federal National Mortgage Association	7,870	153,544

		8,501,408

Total Common Stocks		19,816,541

Repurchase Agreements (0.9%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $74,596, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $76,083	$74,591	74,591
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $100,720, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $102,728	100,714	100,714

Total Repurchase Agreements		175,305

Total Investments (Cost $23,746,951) (b) — 98.3%		19,991,846

Other assets in excess of liabilities — 1.7%		341,524

NET ASSETS — 100.0%		$20,333,370

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Global
Financial
Services Fund

Assets:
Investments, at value (cost $23,571,646)	$19,816,541
Repurchase agreements, at cost and value	175,305

Total Investments	19,991,846

Foreign currencies, at value (cost $364,402)	362,570
Interest and dividends receivable	34,120
Receivable for capital shares issued	1,285
Receivable for investments sold	127,089
Reclaims receivable	29,060
Prepaid expenses and other assets	273

Total Assets	20,546,243

Liabilities:
Cash overdraft	6,418
Payable for investments purchased	19,357
Payable for capital shares redeemed	112,219
Accrued expenses and other payables:
Investment advisory fees	59,042
Fund administration and transfer agent fees	2,288
Distribution fees	225
Administrative services fees	4,300
Custodian fees	433
Trustee fees	1,032
Compliance program costs (Note 3)	39
Other	7,520

Total Liabilities	212,873

Net Assets	$20,333,370

Represented by:
Capital	$26,428,891
Accumulated net investment income	136,362
Accumulated net realized losses from investment and foreign currency transactions	(2,479,009)
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(3,752,874)

Net Assets	$20,333,370

Net Assets:
Class I Shares	$5,710,945
Class II Shares	1,017,906
Class III Shares	13,604,519

Total	$20,333,370

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities (Continued)

NVIT Global
Financial
Services Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	671,367
Class II Shares	120,109
Class III Shares	1,598,033

Total	2,389,509

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.51
Class II Shares	$8.47
Class III Shares	$8.51

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT Global Financial
Services Fund

INVESTMENT INCOME:
Interest income	$1,798
Dividend income	522,863
Foreign tax withholding	(27,005)

Total Income	497,656

Expenses:
Investment advisory fees	115,181
Fund administration and transfer agent fees	12,416
Distribution fees Class II Shares	1,473
Administrative services fees Class I Shares	3,386
Administrative services fees Class II Shares	357
Administrative services fees Class III Shares	3,181
Custodian fees	4,046
Trustee fees	1,216
Compliance program costs (Note 3)	79
Other	8,752

Total expenses before earnings credit	150,087
Earnings credit (Note 6)	(198)

Net Expenses	149,889

Net Investment Income	347,767

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(2,192,331)
Net realized losses from foreign currency transactions	(26,225)

Net realized losses from investment and foreign currency transactions	(2,218,556)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(3,776,977)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(5,995,533)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,647,766)

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Global Financial Services Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$347,767	$456,278
Net realized gains (losses) from investment and foreign currency transactions	(2,218,556)	2,649,895
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(3,776,977)	(3,296,002)

Change in net assets resulting from operations	(5,647,766)	(189,829)

Distributions to Shareholders From:
Net investment income:
Class I	(57,310)	(103,121)
Class II	(8,978)	(15,749)
Class III	(137,819)	(260,860)
Net realized gains:
Class I	–	(1,100,723)
Class II	–	(212,458)
Class III	–	(2,724,972)
Tax return of capital:
Class I	–	(158,934)
Class II	–	(30,447)
Class III	–	(395,945)

Change in net assets from shareholder distributions	(204,107)	(5,003,209)

Change in net assets from capital transactions	(641,501)	(1,979,081)

Change in net assets	(6,493,374)	(7,172,119)

Net Assets:
Beginning of period	26,826,744	33,998,863

End of period	$20,333,370	$26,826,744

Accumulated net investment income (loss) at end of period	$136,362	$(7,298)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,481,643	$3,468,747
Dividends reinvested	57,310	1,362,777
Cost of shares redeemed	(1,500,483)	(4,130,025)

	38,470	701,499

Class II Shares
Proceeds from shares issued	330	1,325
Dividends reinvested	8,978	258,653
Cost of shares redeemed	(87,947)	(462,087)

	(78,639)	(202,109)

Class III Shares
Proceeds from shares issued	1,654,973	4,582,208
Dividends reinvested	137,819	3,381,770
Cost of shares redeemed (a)	(2,394,124)	(10,442,449)

	(601,332)	(2,478,471)

Change in net assets from capital transactions	$(641,501)	$(1,979,081)

See accompanying notes to financial statements.

10 Semiannual Report 2008

	NVIT Global Financial Services Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	150,783	257,691
Reinvested	6,307	118,797
Redeemed	(154,728)	(312,950)

	2,362	63,538

Class II Shares
Issued	–	28
Reinvested	993	22,521
Redeemed	(9,043)	(35,383)

	(8,050)	(12,834)

Class III Shares
Issued	165,555	342,803
Reinvested	15,180	293,204
Redeemed	(249,361)	(787,669)

	(68,626)	(151,662)

Total change in shares	(74,314)	(100,958)

(a)	Includes redemption fees – see Note 4 to Financial Statements.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Global Financial Services Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net
			Realized											Ratio of	Ratio of
			and											Net	Expenses
	Net Asset		Unrealized									Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total from	Net	Net	Return			Net Asset		at End of	Expenses to	Income to	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	of	Total	Redemption	Value, End	Total	Period	Average Net	Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	capital	Distributions	Fees	of Period	Return (a)	(000s)	Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Six Months ended June 30, 2008 (Unaudited)	10.89	0.14	(2.44)	(2.30)	(0.08)	–	–	(0.08)	–	8.51	(21.13%)	5,711	1.32%	2.99%	1.32%	68.61%
Year ended December 31, 2007	13.25	0.22	(0.33)	(0.11)	(0.20)	(1.82)	(0.24)	(2.26)	0.01	10.89	(1.05%)	7,282	1.27%	1.42%	1.27%	150.87%
Year ended December 31, 2006	12.66	0.20	2.34	2.54	(0.26)	(1.69)	–	(1.95)	–	13.25	20.32%	8,024	1.24%	1.32%	(e)	236.59%
Year ended December 31, 2005	12.82	0.19	1.18	1.37	(0.25)	(1.28)	–	(1.53)	–	12.66	11.15%	5,799	1.34%	1.24%	(e)	217.57%
Year ended December 31, 2004	11.39	0.17	2.19	2.36	(0.17)	(0.77)	–	(0.94)	0.01	12.82	20.99%	4,011	1.27%	1.19%	(e)	127.69%
Year ended December 31, 2003	8.96	0.10	3.58	3.68	(0.05)	(1.21)	–	(1.26)	0.01	11.39	41.45%	3,121	1.27%	1.47%	(e)	261.68%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	10.84	0.13	(2.43)	(2.30)	(0.07)	–	–	(0.07)	–	8.47	(21.22%)	1,018	1.53%	2.72%	1.53%	68.61%
Year ended December 31, 2007	13.21	0.20	(0.36)	(0.16)	(0.16)	(1.82)	(0.24)	(2.22)	0.01	10.84	(1.41%)	1,390	1.52%	1.21%	1.52%	150.87%
Year ended December 31, 2006	12.62	0.15	2.35	2.50	(0.22)	(1.69)	–	(1.91)	–	13.21	20.08%	1,863	1.49%	1.08%	(e)	236.59%
Year ended December 31, 2005	12.80	0.14	1.18	1.32	(0.22)	(1.28)	–	(1.50)	–	12.62	10.79%	1,685	1.59%	1.08%	(e)	217.57%
Year ended December 31, 2004	11.37	0.11	2.22	2.33	(0.14)	(0.77)	–	(0.91)	0.01	12.80	20.76%	1,879	1.52%	1.00%	(e)	127.69%
Period ended December 31, 2003 (f)	8.46	0.04	4.11	4.15	(0.04)	(1.21)	–	(1.25)	0.01	11.37	49.51%	913	1.51%	1.20%	(e)	261.68%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	10.89	0.15	(2.44)	(2.29)	(0.09)	–	–	(0.09)	–	8.51	(21.11%)	13,605	1.26%	3.01%	1.26%	68.61%
Year ended December 31, 2007	13.26	0.24	(0.36)	(0.12)	(0.20)	(1.82)	(0.24)	(2.26)	0.01	10.89	(1.12%)	18,155	1.24%	1.48%	1.24%	150.87%
Year ended December 31, 2006	12.67	0.19	2.35	2.54	(0.26)	(1.69)	–	(1.95)	–	13.26	20.34%	24,112	1.20%	1.36%	(e)	236.59%
Year ended December 31, 2005	12.83	0.20	1.17	1.37	(0.25)	(1.28)	–	(1.53)	–	12.67	11.17%	21,359	1.29%	1.36%	(e)	217.57%
Year ended December 31, 2004	11.39	0.14	2.23	2.37	(0.17)	(0.77)	–	(0.94)	0.01	12.83	21.13%	19,634	1.24%	1.28%	(e)	127.69%
Year ended December 31, 2003	8.96	0.13	3.55	3.68	(0.05)	(1.21)	–	(1.26)	0.01	11.39	41.46%	11,634	1.22%	1.57%	(e)	261.68%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Global Financial Services Fund (the “Fund”) (formerly “Nationwide NVIT Global Financial Services Fund”) The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$9,692,930	$10,298,916	$—	$19,991,846

14 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least

16 Semiannual Report 2008

105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”) whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the MSCI World Financials Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points or more	+/- 0.10%

18 Semiannual Report 2008

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.80%	0.90%	1.00%

On assets of $500 million or more but less than $2 billion	0.75%	0.85%	0.95%

On assets of $2 billion and more	0.70%	0.80%	0.90%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides the Fund with various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

For the six months ended June 30, 2008, NFS received $13,847 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such cost amounted to $79.

For the six months ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 24% of the shares outstanding of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III shares had contributions to capital due to collection of redemption fees in the amount of $6,287.

For the year ended December 31, 2007, Class III shares had contributions to capital due to collection of redemption fees in the amount of $17,950.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $15,899,840 and sales of $17,415,482.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

20 Semiannual Report 2008

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$24,187,847	$286,931	$(4,482,932)	$(4,196,001)

2008 Semiannual Report 21

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

22 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 27

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been very good in all periods presented. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was higher, but the performance-based fee structure resulted in a higher advisory fee due to the very good performance of the Fund. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were higher, but within the range of the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

28 Semiannual Report 2008

NVIT U.S. Growth Leaders Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-USGL (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT U.S. Growth Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT U.S. Growth			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Leaders Fund			01/01/08	06/30/08	01/01/08 – 06/30/08(a)	01/01/08 – 06/30/08(a)

Class I	Actual		1,000.00	893.10	5.27	1.12
	Hypothetical	(b)	1,000.00	1,019.29	5.62	1.12

Class II	Actual		1,000.00	892.30	6.26	1.33
	Hypothetical	(b)	1,000.00	1,018.25	6.67	1.33

Class III	Actual		1,000.00	893.00	5.41	1.15
	Hypothetical	(b)	1,000.00	1,019.14	5.77	1.15

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT U.S. Growth Leaders Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.1%
Repurchase Agreements	5.8%
Other Investments*	2.6%
Liabilities in excess of other assets**	-5.5%

100.0%

Top Industries

Energy Equipment & Services	10.7%
Communications Equipment	8.9%
Semiconductors & Semiconductor Equipment	8.0%
Hotels, Restaurants & Leisure	7.2%
Software	6.7%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	5.3%
Food & Staples Retailing	4.8%
Biotechnology	4.5%
Internet Software & Service	4.5%
Other	33.9%

100.0%

Top Holdings***

Transocean, Inc.	4.9%
Wal-Mart Stores, Inc.	4.8%
Marvell technology Group Ltd.	4.6%
Gilead Sciences, Inc.	4.5%
Google, Inc., Class A	4.5%
Oracle Corp.	4.4%
Baxter International, Inc.	4.4%
Qualcomm, Inc.	3.9%
Halliburton Co.	3.7%
Monsanto Co.	3.6%
Other	56.7%

100.0%
*Includes value of collateral received from securities lending
**Includes value of collateral owed from securities lending
***For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT U.S. Growth Leaders Fund

Common Stocks (97.1%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (3.6%)
Raytheon Co.	35,750	$2,012,010

Biotechnology (4.5%)
Gilead Sciences, Inc.*	48,140	2,549,013

Capital Markets (5.5%)
Invesco Ltd.	55,940	1,341,441
State Street Corp.	27,690	1,771,883

		3,113,324

Chemicals (3.6%)
Monsanto Co.	16,220	2,050,857

Communications Equipment (8.9%)
Juniper Networks, Inc.*	56,300	1,248,734
QUALCOMM, Inc.	49,450	2,194,097
Research In Motion Ltd.*	13,220	1,545,418

		4,988,249

Diversified Financial Services (1.8%)
IntercontinentalExchange, Inc.*	9,000	1,026,000

Electrical Equipment (3.4%)
Emerson Electric Co.	38,500	1,903,825

Energy Equipment & Services (10.7%)
Halliburton Co.	38,800	2,059,116
National Oilwell Varco, Inc.*	13,600	1,206,592
Transocean, Inc.*	17,973	2,738,905

		6,004,613

Food & Staples Retailing (4.8%)
Wal-Mart Stores, Inc.	47,920	2,693,104

Health Care Equipment & Supplies (4.4%)
Baxter International, Inc.	38,360	2,452,738

Health Care Providers & Services (2.0%)
Aetna, Inc.	28,500	1,155,105

Hotels, Restaurants & Leisure (7.2%)
Darden Restaurants, Inc.	54,000	1,724,760
McDonald’s Corp.	30,600	1,720,332
WMS Industries, Inc.*	19,900	592,423

		4,037,515

Information Technology Services (2.0%)
Cognizant Technology Solutions Corp., Class A*	33,850	1,100,464

Internet Software & Services (4.5%)
Google, Inc., Class A*	4,800	2,526,816

Life Sciences Tools & Services (3.3%)
Thermo Fisher Scientific, Inc.*	33,100	1,844,663

Oil, Gas & Consumable Fuels (5.3%)
Cabot Oil & Gas Corp.	22,200	1,503,606
EOG Resources, Inc.	8,960	1,175,552
PetroHawk Energy Corp.*	6,600	305,646

		2,984,804

Pharmaceutical (2.8%)
Teva Pharmaceutical Industries Ltd. ADR — IL	34,850	1,596,130

Semiconductors & Semiconductor Equipment (8.0%)
Altera Corp.	64,100	1,326,870
Marvell Technology Group Ltd.*	147,600	2,606,616
PMC — Sierra, Inc.*	70,600	540,090

		4,473,576

Software (6.7%)
Adobe Systems, Inc.*	33,160	1,306,172
Oracle Corp.*	117,200	2,461,200

		3,767,372

Specialty Retail (2.0%)
J Crew Group, Inc.*	33,800	1,115,738

Textiles, Apparel & Luxury Goods (2.1%)
Coach, Inc.*	40,500	1,169,640

Total Common Stocks		54,565,556

Repurchase Agreements (5.8%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $1,391,047, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $1,418,775	$1,390,956	1,390,956
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $1,878,197, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $1,915,635	1,878,074	1,878,074

Total Repurchase Agreements		3,269,030

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT U.S. Growth Leaders Fund (Continued)

Securities Purchased with Collateral for
Securities on Loan (2.6%)
	Shares or
	Principal Amount	Value

Repurchase Agreement (2.6%)
Barclays Capital, 2.50%, dated 06/30/08, due 07/01/08, repurchase price $1,430,549, collateralized by U.S. Government Agency Mortgages ranging 2.64% — 15.43%, maturing 12/15/13 — 05/25/38; total market value of $1,459,059	$1,430,450	$1,430,450

Total Securities Purchased With Collateral For Securities On Loan		1,430,450

Total Investments (Cost $58,388,736) (a) — 105.5%		59,265,036

Liabilities in excess of other assets — (5.5)%		(3,072,689)

NET ASSETS — 100.0%		$56,192,347

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IL	Israel

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT U.S.
Growth Leaders Fund

Assets:
Investments, at value (cost $53,689,256)*	$54,565,556
Repurchase agreements, at cost and value†	4,699,480

Total Investments	59,265,036

Interest and dividends receivable	21,674
Receivable for capital shares issued	125
Receivable for investments sold	2,184,704
Prepaid expenses and other assets	14,402

Total Assets	61,485,941

Liabilities:
Payable for investments purchased	3,664,914
Payable upon return of securities loaned (Note 2)	1,430,450
Payable for capital shares redeemed	30,868
Accrued expenses and other payables:
Investment advisory fees	153,155
Fund administration and transfer agent fees	2,311
Distribution fees	4,541
Administrative services fees	3,399
Custodian fees	331
Trustee fees	784
Compliance program costs (Note 3)	99
Other	2,742

Total Liabilities	5,293,594

Net Assets	$56,192,347

Represented by:
Capital	$48,693,756
Accumulated net investment loss	(94,769)
Accumulated net realized gains from investment transactions	6,717,060
Net unrealized appreciation/(depreciation) from investments	876,300

Net Assets	$56,192,347

Net Assets:
Class I Shares	$13,075,582
Class II Shares	21,395,386
Class III Shares	21,721,379

Total	$56,192,347

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities (Continued)

NVIT U.S.
Growth Leaders Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,133,721
Class II Shares	1,871,494
Class III Shares	1,872,304

Total	4,877,519

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.53
Class II Shares	$11.43
Class III Shares	$11.60

*	Includes value of securities on loan of $1,409,527.

†	Includes value of repurchase agreements purchased with cash collateral received from securities on loan of $1,430,450.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT U.S. Growth
Leaders Fund

INVESTMENT INCOME:
Interest income	$24,295
Dividend income	229,133
Income from securities lending (Note 2)	4,083

Total Income	257,511

Expenses:
Investment advisory fees	262,947
Fund administration and transfer agent fees	15,574
Distribution fees Class II Shares	26,970
Administrative services fees Class I Shares	7,114
Administrative services fees Class II Shares	7,534
Administrative services fees Class III Shares	16,577
Custodian fees	3,528
Trustee fees	1,529
Compliance program costs (Note 3)	13
Other	11,424

Total expenses before earnings credit	353,210
Earnings credit (Note 6)	(930)

Net Expenses	352,280

Net Investment Loss	(94,769)

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(2,776,620)
Net change in unrealized appreciation/(depreciation) from investments	(4,014,348)

Net realized/unrealized losses from investments	(6,790,968)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,885,737)

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT U.S. Growth Leaders Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$(94,769)	$(326,578)
Net realized gains (losses) from investment transactions	(2,776,620)	10,292,574
Net change in unrealized appreciation/(depreciation) from investments	(4,014,348)	1,955,960

Change in net assets resulting from operations	(6,885,737)	11,921,956

Change in net assets from capital transactions	(484,036)	(8,860,042)

Change in net assets	(7,369,773)	3,061,914

Net Assets:
Beginning of period	63,562,120	60,500,206

End of period	$56,192,347	$63,562,120

Accumulated net investment loss at end of period	$(94,769)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,762,761	$4,346,567
Cost of shares redeemed	(1,947,704)	(3,427,328)

	(184,943)	919,239

Class II Shares
Proceeds from shares issued	2,590,170	3,605,515
Cost of shares redeemed	(1,894,540)	(4,324,344)

	695,630	(718,829)

Class III Shares
Proceeds from shares issued	5,568,395	4,522,221
Cost of shares redeemed (a)	(6,563,118)	(13,582,673)

	(994,723)	(9,060,452)

Change in net assets from capital transactions	$(484,036)	$(8,860,042)

SHARE TRANSACTIONS:
Class I Shares
Issued	148,708	357,677
Redeemed	(168,912)	(297,271)

	(20,204)	60,406

Class II Shares
Issued	222,984	302,245
Redeemed	(165,097)	(374,115)

	57,887	(71,870)

Class III Shares
Issued	468,961	382,188
Redeemed	(555,713)	(1,175,701)

	(86,752)	(793,513)

Total change in shares	(49,069)	(804,977)

(a)	Includes redemption fees – see Note 4 to Financial Statements.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT U.S. Growth Leaders Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net
			Realized													Ratio of		Ratio of
			and													Net		Expenses
	Net Asset	Net	Unrealized										Net Assets	Ratio of		Investment		(Prior to
	Value,	Investment	Gains	Total from	Net	Net	Return			Net Asset			at End of	Expenses to		Income (Loss)		Reimbursements)
	Beginning	Income	(Losses) on	Investment	Investment	Realized	of	Total	Redemption	Value, End	Total		Period	Average Net		to Average		to Average	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	capital	Distributions	Fees	of Period	Return (a)		(000s)	Assets (b)		Net Assets (b)		Net Assets (b) (c)	Turnover (d)

Class I Shares
Six Months ended June 30, 2008 (Unaudited)	12.91	(0.01)	(1.37)	(1.38)	–	–	–	–	–	11.53	(10.69%)		13,076	1.12%		(0.24%)		1.12%	200.57%
Year ended December 31, 2007	10.53	(0.05)	2.43	2.38	–	–	–	–	–	12.91	22.49%		14,894	1.17%		(0.46%)		1.17%	344.07%
Year ended December 31, 2006	10.80	0.02	(0.08)	(0.06)	(0.02)	(0.18)	(0.01)	(0.21)	–	10.53	(0.29	%)(e)	11,510	1.21	%(f)	0.26	%(f)	(g)	382.64%
Year ended December 31, 2005	11.56	(0.02)	1.32	1.30	–	(2.06)	–	(2.06)	–	10.80	11.96%		10,783	1.17%		(0.39%)		(g)	447.55%
Year ended December 31, 2004	10.74	(0.08)	1.36	1.28	–	(0.46)	–	(0.46)	–	11.56	12.41%		6,369	1.29%		(0.77%)		(g)	520.00%
Year ended December 31, 2003	7.56	(0.02)	3.95	3.93	–	(0.76)	–	(0.76)	0.01	10.74	52.14%		6,199	1.19%		(0.50%)		(g)	580.71%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	12.81	(0.03)	(1.35)	(1.38)	–	–	–	–	–	11.43	(10.77%)		21,395	1.33%		(0.45%)		1.33%	200.57%
Year ended December 31, 2007	10.49	(0.08)	2.40	2.32	–	–	–	–	–	12.81	22.12%		23,229	1.43%		(0.72%)		1.43%	344.07%
Year ended December 31, 2006	10.76	– (h)	(0.07)	(0.07)	(0.01)	(0.18)	(0.01)	(0.20)	–	10.49	(0.50	%)(e)	19,777	1.46	%(f)	0.02	%(f)	(g)	382.64%
Year ended December 31, 2005	11.55	(0.04)	1.31	1.27	–	(2.06)	–	(2.06)	–	10.76	11.70%		19,067	1.41%		(0.63%)		(g)	447.55%
Year ended December 31, 2004	10.76	(0.08)	1.33	1.25	–	(0.46)	–	(0.46)	–	11.55	12.10%		10,593	1.53%		(1.03%)		(g)	520.00%
Period ended December 31, 2003(i)	8.17	(0.02)	3.36	3.34	–	(0.76)	–	(0.76)	0.01	10.76	41.02%		4,101	1.43%		(0.66%)		(g)	580.71%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	12.99	(0.02)	(1.37)	(1.39)	–	–	–	–	–	11.60	(10.70%)		21,721	1.15%		(0.26%)		1.15%	200.57%
Year ended December 31, 2007	10.61	(0.06)	2.44	2.38	–	–	–	–	–	12.99	22.43%		25,439	1.16%		(0.45%)		1.16%	344.07%
Year ended December 31, 2006	10.86	0.04	(0.08)	(0.04)	(0.02)	(0.18)	(0.01)	(0.21)	–	10.61	(0.29	%)(e)	29,194	1.20	%(f)	0.31	%(f)	(g)	382.64%
Year ended December 31, 2005	11.62	(0.03)	1.33	1.30	–	(2.06)	–	(2.06)	–	10.86	11.99%		37,556	1.17%		(0.38%)		(g)	447.55%
Year ended December 31, 2004	10.79	(0.11)	1.40	1.29	–	(0.46)	–	(0.46)	–	11.62	12.45%		33,158	1.29%		(0.77%)		(g)	520.00%
Year ended December 31, 2003	7.58	(0.03)	3.99	3.96	–	(0.76)	–	(0.76)	0.01	10.79	52.39%		54,959	1.19%		(0.50%)		(g)	580.71%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Includes reimbursement from the Investment Adviser which increased the total return by 0.66%.
(f)	Excludes reimbursement from the Investment Adviser.
(g)	There were no fee reductions during the period.
(h)	The amount is less than $0.005 per share.
(i)	For the period from March 21, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT U.S. Growth Leaders Fund (the “Fund”) (formerly “Nationwide NVIT U.S. Growth Leaders Fund”) . The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$54,565,556	$4,699,480	$—	$59,265,036

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margins” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

14 Semiannual Report 2008

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short, if any, includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2008, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$1,409,527	$1,430,450

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns

16 Semiannual Report 2008

and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the S&P 500 Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter), as adjusted for any applicable breakpoints Base Fee Breakpoints as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 36-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod, and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of Class III shares. Thus, if the Fund outperforms the Fund’s benchmark by 12% or more over a 36-month rolling period, the Fund will pay the maximum management fees listed below. Conversely, if the Fund underperforms the Fund’s benchmark by 12% or more over a 36-month rolling period, the Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 12%. NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than 12%.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.68%	0.90%	1.12%

On assets up to $500 million or more but less than $2 billion	0.62%	0.80%	0.98%

On assets of $2 billion and more	0.59%	0.75%	0.91%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $131,473 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.15% for all classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, there were no cumulative potential reimbursements for all share classes of the Fund.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides the Fund with various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the

18 Semiannual Report 2008

“Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $44,448 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agreement and, a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such cost amounted to $13.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III shares had contributions to capital due to collection of redemption fees in the amount of $4,383.

For the year ended December 31, 2007, Class III shares had contributions to capital due to collection of redemption fees in the amount of $10,518.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $115,054,186 and sales of $116,218,917.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

20 Semiannual Report 2008

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$58,969,786	$2,566,391	$(2,271,141)	$295,250

2008 Semiannual Report 21

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

22 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2008 Semiannual Report 27

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s more recent performance had been good. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain performance, and based on the factors described above, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was high, but the Board also considered that the services provided justify the higher fee in this capacity-constrained, concentrated Fund. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were higher, but were justified for this capacity-constrained, concentrated Fund, and the Adviser agreed to maintain the expense cap at 115 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

28 Semiannual Report 2008

Gartmore NVIT Global Utilities Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GU (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Gartmore NVIT Global Utilities Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
Gartmore NVIT Global			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Utilities Fund			01/01/08	06/30/08	01/01/08 – 06/30/08(a)	01/01/08 – 06/30/08(a)

Class I	Actual		1,000.00	896.90	3.91	0.83
	Hypothetical	(b)	1,000.00	1,020.74	4.17	0.83

Class II	Actual		1,000.00	895.40	5.14	1.09
	Hypothetical	(b)	1,000.00	1,019.44	5.47	1.09

Class III	Actual		1,000.00	897.30	3.92	0.83
	Hypothetical	(b)	1,000.00	1,020.74	4.17	0.83

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Gartmore NVIT Global Utilities Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.2%
Other assets in excess of liabilities	2.8%

100.0%

Top Industries

Electric Utilities	31.5%
Diversified Telecommunication Services	28.1%
Wireless Telecommunication Services	12.8%
Multi-Utilities	11.6%
Independent Power Producers & Energy Traders	5.2%
Natural Gas Utilities	3.5%
Oil, Gas & Consumable Fuels	2.8%
Water Utilities	1.1%
Other	3.4%

100.0%

Top Holdings

Vodafone Group PLC	9.7%
AT&T, Inc.	8.5%
E. ON AG	6.6%
Telefonica SA	6.4%
Exelon Corp.	3.7%
RWE AG	3.4%
PPL Corp.	3.3%
France Telecom SA	3.1%
Verizon Communications, Inc.	3.0%
Questar Corp.	2.9%
Other	49.4%

100.0%

Top Countries

United States	42.1%
United Kingdom	15.0%
Spain	10.5%
Germany	10.2%
France	6.4%
Japan	5.2%
Netherlands	2.5%
Norway	0.9%
Singapore	0.9%
Mexico	0.7%
Other	5.6%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Gartmore NVIT Global Utilities Fund

Common Stocks (97.2%)
	Shares	Value

AUSTRIA (0.5%) (a)
Diversified Telecommunication Services (0.5%)
Telekom Austria AG	11,430	$247,651

BELGIUM (0.5%) (a)
Electric Utility (0.2%)
Elia System Operator SA NV	2,570	107,231

Wireless Telecommunication Services (0.3%)
Mobistar SA	1,670	134,786

		242,017

FRANCE (6.4%) (a)
Construction & Engineering (0.5%)
Bouygues SA	4,040	266,522

Diversified Telecommunication Services (3.1%)
France Telecom SA	52,120	1,528,384

Multi-Utility (2.8%)
Suez SA	20,100	1,362,404

		3,157,310

GERMANY (10.2%) (a)
Diversified Telecommunication Services (0.2%)
Deutsche Telekom AG	6,590	108,209

Electric Utility (6.6%)
E. ON AG	16,240	3,271,244

Multi-Utility (3.4%)
RWE AG	13,330	1,676,964

		5,056,417

GREECE (0.4%)
Diversified Telecommunication Services (0.4%)
Hellenic Telecommunications Organization SA	8,021	202,040

HONG KONG (0.2%) (a)
Electric Utility (0.2%)
CLP Holdings Ltd.	10,000	85,761

ITALY (0.7%) (a)
Diversified Telecommunication Services (0.5%)
Telecom Italia SpA	44,160	88,316
Telecom Italia SpA RNC	108,770	175,579

		263,895

Natural Gas Utility (0.2%)
Snam Rete Gas SpA	13,975	95,251

		359,146

JAPAN (5.2%) (a)
Diversified Telecommunication Services (1.0%)
Nippon Telegraph & Telephone Corp.	101	498,432

Electric Utilities (1.7%)
Chubu Electric Power Co., Inc.	7,600	185,663
Kansai Electric Power Co., Inc. (The)	7,200	168,701
Kyushu Electric Power Co., Inc.	5,700	119,288
Tohoku Electric Power Co., Inc.	5,200	113,280
Tokyo Electric Power Co., Inc. (The)	10,200	262,671

		849,603

Natural Gas Utilities (0.4%)
Osaka Gas Co. Ltd.	31,000	113,733
Tokyo Gas Co. Ltd.	24,000	96,985

		210,718

Wireless Telecommunication Services (2.1%)
KDDI Corp.	80	495,064
NTT DoCoMo, Inc.	358	525,167

		1,020,231

		2,578,984

MEXICO (0.7%)
Wireless Telecommunication Services (0.7%)
America Movil SAB de CV, Series L ADR	6,840	360,810

NETHERLANDS (2.5%) (a)
Diversified Telecommunication Services (2.5%)
Koninklijke KPN NV	72,090	1,232,396

NORWAY (0.9%) (a)
Diversified Telecommunication Services (0.9%)
Telenor ASA	23,380	439,074

PORTUGAL (0.5%) (a)
Electric Utility (0.5%)
Energias de Portugal SA	42,660	221,808

SINGAPORE (0.9%) (a)
Diversified Telecommunication Services (0.9%)
Singapore Telecommunications Ltd.	162,000	431,960

SPAIN (10.5%) (a)
Diversified Telecommunication Services (6.4%)
Telefonica SA	119,800	3,170,067

Electric Utilities (4.1%)
Iberdrola SA	102,720	1,368,495
Union Fenosa SA	10,810	628,137

		1,996,632

		5,166,699

UNITED KINGDOM (15.0%) (a)
Diversified Telecommunication Services (0.0%)
BT Group PLC	5,510	21,826

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Gartmore NVIT Global Utilities Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)

Electric Utility (1.8%)
Scottish & Southern Energy PLC	32,390	$902,367

Independent Power Producers & Energy Traders (0.5%)
International Power PLC	31,280	267,934

Multi-Utilities (1.8%)
Centrica PLC	85,190	523,897
United Utilities PLC	26,150	355,807

		879,704

Water Utility (1.1%)
Pennon Group PLC	42,650	539,625

Wireless Telecommunication Services (9.8%)
Vodafone Group PLC	1,634,470	4,815,080

		7,426,536

UNITED STATES (42.1%)
Diversified Telecommunication Services (11.6%)
AT&T, Inc.	125,130	4,215,630
Fairpoint Communications, Inc.	1,431	10,323
Verizon Communications, Inc.	42,520	1,505,208

		5,731,161

Electric Utilities (16.4%)
Duke Energy Corp.	14,650	254,617
Edison International	7,150	367,367
Entergy Corp.	10,570	1,273,474
Exelon Corp.	20,320	1,827,987
FirstEnergy Corp.	15,850	1,304,931
FPL Group, Inc.	19,276	1,264,120
PPL Corp.	31,520	1,647,550
Progress Energy, Inc.	4,210	176,104

		8,116,150

Independent Power Producers & Energy Traders (4.7%)
Constellation Energy Group, Inc.	9,430	774,203
NRG Energy, Inc.*	28,350	1,216,215
Reliant Energy, Inc.*	14,910	317,136

		2,307,554

Multi-Utilities (3.7%)
Alliant Energy Corp.	14,200	486,492
CenterPoint Energy, Inc.	36,390	584,059
PG&E Corp.	6,900	273,861
Sempra Energy	8,500	479,825

		1,824,237

Natural Gas Utility (2.9%)
Questar Corp.	20,100	1,427,904

Oil, Gas & Consumable Fuels (2.8%)
El Paso Corp.	48,270	1,049,390
Williams Cos., Inc. (The)	8,340	336,185

		1,385,575

		20,792,581

Total Common Stocks		48,001,190

Total Investments (Cost $46,105,587) (b) — 97.2%		48,001,190

Other assets in excess of liabilities — 2.8%		1,402,744

NET ASSETS — 100.0%		$49,403,934

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

RNC	Savings Shares

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Gartmore NVIT
Global Utilities Fund

Assets:
Investments, at value (cost $46,105,587)	$48,001,190
Foreign currencies, at value (cost $8,032)	8,032
Interest and dividends receivable	204,452
Receivable for capital shares issued	1,912
Receivable for investments sold	1,622,182
Unrealized appreciation on spot contracts	208
Reclaims receivable	59,883
Prepaid expenses and other assets	725

Total Assets	49,898,584

Liabilities:
Cash overdraft	101,793
Payable for capital shares redeemed	301,214
Accrued expenses and other payables:
Investment advisory fees	76,400
Fund administration and transfer agent fees	6,640
Distribution fees	166
Administrative services fees	1,437
Custodian fees	2,365
Trustee fees	734
Compliance program costs (Note 3)	107
Other	3,794

Total Liabilities	494,650

Net Assets	$49,403,934

Represented by:
Capital	$46,465,600
Accumulated net investment income	393,295
Accumulated net realized gains from investment and foreign currency transactions	639,467
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	1,905,572

Net Assets	$49,403,934

Net Assets:
Class I Shares	$8,338,925
Class II Shares	792,222
Class III Shares	40,272,787

Total	$49,403,934

Shares outstanding (unlimited number of shares authorized):
Class I Shares	766,576
Class II Shares	72,527
Class III Shares	3,688,484

Total	4,527,587

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.88
Class II Shares	$10.92
Class III Shares	$10.92

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

Gartmore NVIT
Global Utilities Fund

INVESTMENT INCOME:

Interest income	$7,568
Dividend income	1,223,428
Foreign tax withholding	(90,662)

Total Income	1,140,334

Expenses:
Investment advisory fees	181,564
Fund administration and transfer agent fees	21,326
Distribution fees Class II Shares	1,042
Administrative services fees Class I Shares	2,391
Administrative services fees Class II Shares	230
Administrative services fees Class III Shares	10,706
Custodian fees	6,603
Trustee fees	1,452
Compliance program costs (Note 3)	213
Other	12,156

Total expenses before earnings credit	237,683
Earnings credit (Note 6)	(99)

Net Expenses	237,584

Net Investment Income	902,750

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	629,212
Net realized gains from foreign currency transactions	8,146

Net realized gains from investment and foreign currency transactions	637,358
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(9,260,932)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(8,623,574)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,720,824)

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statements of Changes in Net Assets

	Gartmore NVIT Global Utilities Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$902,750	$1,824,427
Net realized gains from investment and foreign currency transactions	637,358	11,997,328
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(9,260,932)	(783,275)

Change in net assets resulting from operations	(7,720,824)	13,038,480

Distributions to Shareholders From:
Net investment income:
Class I	(90,014)	(356,384)
Class II	(7,388)	(21,048)
Class III	(436,276)	(1,357,588)
Net realized gains:
Class I	–	(2,232,420)
Class II	–	(178,906)
Class III	–	(10,466,107)

Change in net assets from shareholder distributions	(533,678)	(14,612,453)

Change in net assets from capital transactions	(10,155,078)	280,586

Change in net assets	(18,409,580)	(1,293,387)

Net Assets:
Beginning of period	67,813,514	69,106,901

End of period	$49,403,934	$67,813,514

Accumulated net investment income at end of period	$393,295	$24,223

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,322,413	$19,511,371
Dividends reinvested	90,014	2,588,800
Cost of shares redeemed	(2,992,218)	(19,634,731)

	(1,579,791)	2,465,440

Class II Shares
Proceeds from shares issued	385	246
Dividends reinvested	7,388	199,954
Cost of shares redeemed	(63,075)	(285,596)

	(55,302)	(85,396)

Class III Shares
Proceeds from shares issued	8,691,383	14,665,692
Dividends reinvested	436,272	11,823,681
Cost of shares redeemed (a)	(17,647,640)	(28,588,831)

	(8,519,985)	(2,099,458)

Change in net assets from capital transactions	$(10,155,078)	$280,586

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT Global Utilities Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	114,347	1,461,501
Reinvested	8,328	206,496
Redeemed	(270,449)	(1,415,165)

	(147,774)	252,832

Class II Shares
Reinvested	681	16,002
Redeemed	(5,518)	(20,423)

	(4,837)	(4,421)

Class III Shares
Issued	721,640	1,035,693
Reinvested	40,218	946,231
Redeemed	(1,597,675)	(2,085,664)

	(835,817)	(103,740)

Total change in shares	(988,428)	144,671

(a)	Includes redemption fees – see Note 4 to Financial Statements.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Gartmore NVIT Global Utilities Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net
			Realized												Ratio of
			and											Ratio of Net	Expenses
			Unrealized									Net Assets	Ratio of	Investment	(Prior to
	Net Asset Value,	Net	Gains	Total from	Net	Net			Net Asset			at End of	Expenses to	Income to	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Redemption	Value, End	Total		Period	Average Net	Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Fees	of Period	Return (a)		(000s)	Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Six Months ended June 30, 2008 (Unaudited)	12.26	0.20	(1.46)	(1.26)	(0.12)	–	(0.12)	–	10.88	(10.31%	)	8,339	0.83%	3.24%	0.83%	14.87%
Year ended December 31, 2007	12.83	0.46	2.13	2.59	(0.35)	(2.81)	(3.16)	–	12.26	20.43%		11,207	0.99%	3.14%	0.99%	84.66%
Year ended December 31, 2006	10.13	0.32	3.44	3.76	(0.30)	(0.76)	(1.06)	–	12.83	37.56%		8,489	1.03%	2.87%	(e)	83.69%
Year ended December 31, 2005	11.26	0.22	0.48	0.70	(0.24)	(1.59)	(1.83)	–	10.13	6.39%		4,602	1.12%	1.92%	(e)	234.81%
Year ended December 31, 2004	9.16	0.13	2.60	2.73	(0.13)	(0.50)	(0.63)	–	11.26	29.97%		4,679	1.08%	1.78%	(e)	358.63%
Year ended December 31, 2003	7.42	0.06	1.71	1.77	(0.04)	–	(0.04)	0.01	9.16	24.05%		1,104	1.11%	1.28%	(e)	116.62%

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	12.31	0.18	(1.47)	(1.29)	(0.10)	–	(0.10)	–	10.92	(10.46%	)	792	1.09%	3.13%	1.09%	14.87%
Year ended December 31, 2007	12.87	0.30	2.26	2.56	(0.31)	(2.81)	(3.12)	–	12.31	20.06%		952	1.25%	2.02%	1.25%	84.66%
Year ended December 31, 2006	10.16	0.32	3.42	3.74	(0.27)	(0.76)	(1.03)	–	12.87	37.33%		1,053	1.28%	2.70%	(e)	83.69%
Year ended December 31, 2005	11.28	0.20	0.48	0.68	(0.21)	(1.59)	(1.80)	–	10.16	6.19%		902	1.37%	1.68%	(e)	234.81%
Year ended December 31, 2004	9.18	0.18	2.53	2.71	(0.11)	(0.50)	(0.61)	–	11.28	29.56%		1,069	1.33%	1.58%	(e)	358.63%
Period ended December 31, 2003 (f)	7.08	0.03	2.09	2.12	(0.03)	–	(0.03)	0.01	9.18	30.16%		1,092	1.36%	0.76%	(e)	116.62%

Class III Shares
Six Months ended June 30, 2008 (Unaudited)	12.30	0.21	(1.47)	(1.26)	(0.12)	–	(0.12)	–	10.92	(10.27%	)	40,273	0.83%	3.16%	0.83%	14.87%
Year ended December 31, 2007	12.87	0.35	2.24	2.59	(0.35)	(2.81)	(3.16)	–	12.30	20.39%		55,655	0.99%	2.37%	0.99%	84.66%
Year ended December 31, 2006	10.16	0.30	3.47	3.77	(0.30)	(0.76)	(1.06)	–	12.87	37.59%		59,565	1.01%	2.80%	(e)	83.69%
Year ended December 31, 2005	11.28	0.22	0.49	0.71	(0.24)	(1.59)	(1.83)	–	10.16	6.48%		33,911	1.10%	1.96%	(e)	234.81%
Year ended December 31, 2004	9.18	0.14	2.60	2.74	(0.14)	(0.50)	(0.64)	–	11.28	29.95%		31,478	1.05%	1.73%	(e)	358.63%
Year ended December 31, 2003	7.43	0.10	1.68	1.78	(0.04)	–	(0.04)	0.01	9.18	24.17%		7,054	1.04%	1.39%	(e)	116.62%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT Global Utilities Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will

12 Semiannual Report 2008

involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$21,153,391	$26,847,799	$—	$48,001,190

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the

14 Semiannual Report 2008

risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based

16 Semiannual Report 2008

on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisers (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the Global Utilities Composite Index, which is comprised of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points or more	+/- 0.10%

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.60%	0.70%	0.80%

On assets of $500 million or more but less than $2 billion	0.55%	0.65%	0.75%

On assets of $2 billion and more	0.50%	0.60%	0.70%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $40,264 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s

18 Semiannual Report 2008

Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $213.

For the six months ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 12% of the shares outstanding of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class III shares had contributions to capital due to collection of redemption fees in the amount of $29,060.

For the year ended December 31, 2007, Class III shares had contributions to capital due to collection of redemption fees in the amount of $18,611.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $8,414,107 and sales of $19,053,286.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$46,188,069	$3,836,625	$(2,023,504)	$1,813,121

20 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 25

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

26 Semiannual Report 2008

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been acceptable in all periods presented. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain and improve performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was higher, but within the range of the peer group funds. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were higher due to the distribution expenses for the Fund relative to the peer group, but the Fund’s total expenses were within the range of the peer group funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 27

Gartmore NVIT Developing Markets Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-DMKT (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Gartmore NVIT Developing Markets Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
Gartmore NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Developing Markets Fund			01/01/08	06/30/08	01/01/08 – 06/30/08(a)	01/01/08 – 06/30/08(a)

Class II	Actual		1,000.00	884.30	7.07	1.51
	Hypothetical	(b)	1,000.00	1,017.35	7.57	1.51

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Gartmore NVIT Developing Markets Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	86.8%
Equity-Linked Notes	6.9%
Preferred Stocks	6.8%
Liabilities in excess of other assets	-0.5%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	22.6%
Commercial Banks	15.1%
Metals & Mining	13.0%
Wireless Telecommunication Services	8.4%
Semiconductors & Semiconductor Equipment	6.0%
Chemicals	3.9%
Diversified Telecommunication Services	3.0%
Independent Power Producers & Energy Traders	2.8%
Electric Utility	2.6%
Automobiles	2.0%
Other	20.6%

100.0%

Top Holdings

Petroleo Brasileiro SA ADR	5.6%
Gazprom OAO ADR	4.6%
Companhia Vale do Rio Doce, Class A	3.3%
Samsung Electronics Co. Ltd.	3.0%
China Mobile Ltd.	2.5%
CEZ AS	2.1%
Banpu NVDR	2.0%
Severstal-Avto	2.0%
CNOOC Ltd.	1.9%
China Construction Bank Corp., Class H	1.9%
Other	71.1%

100.0%

Top Countries

Brazil	19.9%
Republic of Korea	14.0%
Russian Federation	13.9%
Taiwan	6.8%
Hong Kong	6.7%
Mexico	6.5%
India	6.0%
South Africa	4.7%
China	4.6%
Thailand	3.3%
Other	13.6%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Gartmore NVIT Developing Markets Fund

Common Stocks (86.8%)
	Shares	Value

BRAZIL (13.1%)
Commercial Banks (1.2%)
Unibanco — Uniao de Bancos Brasileiros SA GDR	32,300	$4,099,839

Diversified Telecommunication Services (1.1%)
Brasil Telecom Participacoes SA ADR	54,425	3,993,162

Independent Power Producers & Energy Traders (1.7%)
MPX Energia SA*	10,100	5,829,589

Multiline Retail (1.8%)
Lojas Renner SA	323,100	6,391,033

Oil, Gas & Consumable Fuels (6.1%)
Petroleo Brasileiro SA	52,000	1,830,351
Petroleo Brasileiro SA ADR	278,636	19,735,788

		21,566,139

Transportation Infrastructure (1.2%)
Companhia de Concessoes Rodoviarias	222,670	4,397,545

		46,277,307

CHINA (4.6%) (a)
Commercial Banks (1.9%)
China Construction Bank Corp., Class H	8,271,000	6,674,257

Construction Materials (0.6%)
Anhui Conch Cement Co. Ltd.*	334,200	2,238,758

Insurance (0.8%)
Ping An Insurance Group Co. of China Ltd.	370,000	2,757,682

Marine (0.5%)
China Shipping Development Co. Ltd.	558,000	1,681,285

Oil, Gas & Consumable Fuels (0.8%)
PetroChina Co. Ltd.	2,229,800	2,882,638

		16,234,620

CZECH REPUBLIC (2.1%) (a)
Electric Utility (2.1%)
CEZ AS	84,790	7,537,381

EGYPT (0.9%)
Diversified Telecommunication Services (0.9%)
Telecom Egypt GDR	205,982	3,244,217

HONG KONG (6.7%) (a)
Independent Power Producers & Energy Traders (1.2%)
China Resources Power Holdings Co.	1,699,800	4,135,848

Marine (1.1%)
Pacific Basin Shipping Ltd.	2,619,000	3,747,584

Oil, Gas & Consumable Fuels (1.9%)
CNOOC Ltd.	3,936,000	6,832,767

Wireless Telecommunication Services (2.5%)
China Mobile Ltd.	664,800	8,923,793

		23,639,992

INDIA (1.2%)
Commercial Banks (0.3%)
ICICI Bank Ltd. ADR	41,286	1,187,385

Information Technology Services (0.9%)
Satyam Computer Services Ltd. ADR	123,565	3,029,814

		4,217,199

INDONESIA (0.6%)
Commercial Banks (0.5%) (a)
Bank Central Asia Tbk PT	7,163,000	1,929,910

Oil, Gas & Consumable Fuels (0.1%)
Indika Energy Tbk PT*	607,000	215,727

		2,145,637

ISRAEL (0.6%) (a)
Chemicals (0.6%)
Makhteshim-Agan Industries Ltd.	244,395	2,276,626

KAZAKHSTAN (1.5%) (a)
Oil, Gas & Consumable Fuels (1.5%)
KazMunaiGas Exploration Production GDR	170,250	5,304,511

LUXEMBOURG (1.0%)
Energy Equipment & Services (1.0%)
Tenaris SA ADR	45,800	3,412,100

MALAYSIA (1.7%)
Commercial Banks (0.9%) (a)
Bumiputra Commerce Holdings Bhd	1,240,200	3,048,413

Food Products (0.1%) (a)
IOI Corp. Bhd	203,380	464,964

Wireless Telecommunication Services (0.7%)
TM International Bhd*	1,352,100	2,546,835

		6,060,212

MEXICO (6.5%)
Commercial Banks (1.4%)
Grupo Financiero Banorte SAB de CV	1,080,950	5,083,987

Food & Staples Retailing (0.9%)
Wal-Mart de Mexico SAB de CV, Series V	838,411	3,337,546

Metals & Mining (2.3%)
Grupo Mexico SAB de CV, Series B	1,779,540	4,038,134
Industrias CH SAB de CV, Series B*	702,201	3,914,811

		7,952,945

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Gartmore NVIT Developing Markets Fund (Continued)

Common Stocks (continued)
	Shares	Value

MEXICO (continued)

Wireless Telecommunication Services (1.9%)
America Movil SAB de CV, Series L ADR	124,586	$6,571,912

		22,946,390

MOROCCO (0.4%) (a)
Real Estate Management & Development (0.4%)
Compagnie Generale Immobiliere	4,485	1,478,016

PERU (1.2%)
Commercial Banks (1.2%)
Credicorp Ltd.	49,460	4,061,655

POLAND (1.5%)
Beverages (0.6%)
Central European Distribution Corp.*	28,580	2,119,207

Diversified Telecommunication Services (0.9%) (a)
Telekomunikacja Polska SA	329,633	3,192,920

		5,312,127

REPUBLIC OF KOREA (14.0%)
Building Products (0.6%) (a)
KCC Corp.	5,279	2,196,512

Chemicals (1.3%) (a)
LG Chem Ltd.	47,195	4,506,958

Commercial Banks (3.2%)
Industrial Bank of Korea(a)	243,710	3,716,477
Kookmin Bank ADR	97,058	5,678,863
Shinhan Financial Group Co. Ltd. (a)	44,984	2,026,426

		11,421,766

Household Durables (0.8%)(a)
LG Electronics, Inc.	26,019	2,942,719

Industrial Conglomerate (0.7%) (a)
LG Corp.	39,400	2,553,037

Insurance (1.1%) (a)
Samsung Fire & Marine Insurance Co. Ltd.	18,167	3,794,879

Machinery (1.4%) (a)
Hanjin Heavy Industries & Construction Co. Ltd.	61,930	2,656,657
Hyundai Heavy Industries	6,761	2,090,888

		4,747,545

Metals & Mining (1.9%) (a)
POSCO	12,590	6,557,288

Semiconductors & Semiconductor Equipment (3.0%) (a)
Samsung Electronics Co. Ltd.	17,933	10,715,400

		49,436,104

RUSSIAN FEDERATION (13.9%)
Automobiles (2.0%) (a)
Severstal-Avto	109,680	6,883,975

Chemicals (1.3%) (a)
Uralkali GDR	64,161	4,628,870

Commercial Banks (1.7%) (a)
Sberbank	1,935,300	6,100,075

Metals & Mining (2.0%)
Chelyabinsk Zinc Plant*(a)	40,900	327,200
Evraz Group SA GDR(a)	18,000	2,087,761
MMC Norilsk Nickel ADR	180,200	4,557,258

		6,972,219

Oil, Gas & Consumable Fuels (5.6%) (a)
Gazprom OAO ADR*	280,855	16,317,676
LUKOIL ADR	36,400	3,574,802

		19,892,478

Transportation Infrastructure (0.3%) (a)
Novorossiysk Commercial Sea Port GDR	58,024	869,199

Wireless Telecommunication Services (1.0%)
Mobile Telesystems OJSC ADR	46,020	3,525,592

		48,872,408

SOUTH AFRICA (4.7%) (a)
Industrial Conglomerate (0.8%)
Barloworld Ltd.	282,392	2,880,882

Metals & Mining (1.1%)
Impala Platinum Holdings Ltd.	96,700	3,805,114

Oil, Gas & Consumable Fuels (1.4%)
Sasol Ltd.	83,604	4,927,624

Wireless Telecommunication Services (1.4%)
MTN Group Ltd.	314,963	4,991,926

		16,605,546

TAIWAN (6.8%)
Chemicals (0.6%) (a)
Nan Ya Plastics Corp.	1,051,000	2,230,205

Computers & Peripherals (0.9%) (a)
Asustek Computer, Inc.	1,205,000	3,273,441

Construction Materials (0.6%) (a)
Taiwan Cement Corp.	1,612,273	2,174,914

Electronic Equipment & Instruments (0.9%) (a)
Hon Hai Precision Industry Co. Ltd.	600,840	2,955,076

Metals & Mining (0.8%) (a)
China Steel Corp.	1,815,000	2,798,273

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Semiconductor Engineering, Inc. (a)	3,677,437	3,296,961

6 Semiannual Report 2008

Common Stocks (continued)
	Shares	Value

TAIWAN (continued)
Semiconductors & Semiconductor Equipment (continued)

Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,079,937	$6,545,292
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	69,911	762,729

		10,604,982

Textiles, Apparel & Luxury Goods (0.0%) (a)
Formosa Taffeta Co. Ltd.	1,000	986

		24,037,877

THAILAND (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Banpu NVDR PCL	446,954	7,076,504
PTT Exploration & Production PCL NVDR (a)	785,900	4,547,178

		11,623,682

TURKEY (0.5%) (a)
Commercial Banks (0.5%)
Turkiye Vakiflar Bankasi Tao, Class D	1,322,876	1,720,936

Total Common Stocks		306,444,543

Foreign Bond (0.0%)

BRAZIL (0.0%)
Metals & Mining (0.0%) (b)(c)
Comp Vale Do Rio Doce 0.00%, 09/29/49	20,000	0

Preferred Stocks (6.8%)

BRAZIL (6.8%)
Commercial Banks (1.4%)
Banco Bradesco SA	244,584	4,978,366

Food & Staples Retailing (1.0%)
Cia Brasileira de Distribuicao Groupo Pao de Acucar ADR	86,954	3,692,067
Metals & Mining (4.4%)
Companhia Vale do Rio Doce, Class A	387,987	11,535,992
Usinas Siderurgicas de Minas Gerais SA, Class A	77,950	3,836,214

		15,372,206

		24,042,639

REPUBLIC OF KOREA (0.0%) (a)
Semiconductors & Semiconductor Equipment (0.0%)
Samsung Electronics Co. Ltd. GDR	2	427

Total Preferred Stocks		24,043,066

Equity-Linked Notes (6.9%)
	Shares	Value

EGYPT (0.5%)
Real Estate Management & Development (0.5%)
Talaat Moustafa Group 0.00%, 11/24/08	974,500	$1,754,100

INDIA (4.8%)
Electric Utility (0.5%)
Tata Power Co. Ltd. 0.00%, 03/28/12	72,805	1,788,819

Metals & Mining (0.6%)
Tata Steel Ltd. 0.00%, 05/20/10	134,701	2,281,835

Oil, Gas & Consumable Fuels (1.9%)
Reliance Industries Ltd. 0.00%, 03/09/09	134,566	6,553,364

Pharmaceutical (0.9%)
Sun Pharmaceutical Industries Ltd. 0.00%, 01/05/09	99,261	3,232,443
Wireless Telecommunication Services (0.9%)
Bharti Airtel Ltd. 0.00%, 01/24/17	181,816	3,049,054

		16,905,515

MALAYSIA (0.7%)
Food Products (0.7%)
IOI Corp. 0.00%, 10/09/08	1,097,351	2,501,960

UNITED ARAB EMIRATES (0.9%)
Commercial Banks (0.9%)
Union National Bank 0.00%, 01/05/10	1,244,541	3,086,463

Total Equity-Linked Notes		24,248,038

Total Investments (Cost $335,301,784) (d) — 100.5%		354,735,647

Liabilities in excess of other assets — (0.5)%		(1,876,888)

NET ASSETS — 100.0%		$352,858,759

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Gartmore NVIT Developing Markets Fund (Continued)

(c)	Illiquid security

(d)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Gartmore NVIT
Developing Markets
Fund

Assets:
Investments, at value (cost $335,301,784)	$354,735,647
Foreign currencies, at value (cost $635,767)	633,352
Interest and dividends receivable	1,067,069
Receivable for capital shares issued	41,182
Receivable for investments sold	5,773,937
Reclaims receivable	6,415
Prepaid expenses and other assets	692,718

Total Assets	362,950,320

Liabilities:
Cash overdraft	5,442,629
Payable for investments purchased	192,915
Unrealized depreciation on spot foreign currency contracts	16,299
Payable for capital shares redeemed	3,234,144
Accrued expenses and other payables:
Investment advisory fees	1,056,010
Fund administration and transfer agent fees	17,510
Distribution fees	78,677
Custodian fees	27,851
Trustee fees	8,521
Compliance program costs (Note 3)	707
Other	16,298

Total Liabilities	10,091,561

Net Assets	$352,858,759

Represented by:
Capital	$211,454,281
Accumulated net investment income	526,724
Accumulated net realized gains from investment and foreign currency transactions	121,405,513
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	19,472,241

Net Assets	$352,858,759

Net Assets:
Class II Shares	$352,858,759

Shares outstanding (unlimited number of shares authorized):
Class II Shares	20,691,927

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$17.05

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

Gartmore NVIT
Developing Markets
Fund

INVESTMENT INCOME:
Interest income	$69,795
Dividend income	4,893,230
Foreign tax withholding	(413,764)

Total Income	4,549,261

Expenses:
Investment advisory fees	2,129,125
Fund administration and transfer agent fees	105,693
Distribution fees Class II Shares	502,079
Administrative services fees Class II Shares	172,601
Custodian fees	40,773
Trustee fees	13,720
Compliance program costs (Note 3)	137
Other	60,351

Total expenses before earnings credit	3,024,479
Earnings credit (Note 6)	(947)

Net Expenses	3,023,532

Net Investment Income	1,525,729

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	29,115,547
Net realized gains from foreign currency transactions	7,301

Net realized gains from investment and foreign currency transactions	29,122,848
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(92,712,615)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(63,589,767)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(62,064,038)

See accompanying notes to financial statements.

10 Semiannual Report 2008

Statements of Changes in Net Assets

	Gartmore NVIT Developing Markets Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,525,729	$2,134,649
Net realized gains from investment and foreign currency transactions	29,122,848	107,360,103
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(92,712,615)	33,412,803

Change in net assets resulting from operations	(62,064,038)	142,907,555

Distributions to Shareholders From:
Net investment income:
Class II	(1,078,514)	(1,934,912)
Net realized gains:
Class II	–	(57,603,336)

Change in net assets from shareholder distributions	(1,078,514)	(59,538,248)

Change in net assets from capital transactions	(127,833,310)	96,231,924

Change in net assets	(190,975,862)	179,601,231

Net Assets:
Beginning of period	543,834,621	364,233,390

End of period	$352,858,759	$543,834,621

Accumulated net investment income at end of period	$526,724	$79,509

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$72,273,782	$291,120,374
Dividends reinvested	1,078,491	59,538,216
Cost of shares redeemed	(201,185,583)	(254,426,666)

Change in net assets from capital transactions	$(127,833,310)	$96,231,924

SHARE TRANSACTIONS:
Class II Shares
Issued	4,081,218	16,473,128
Reinvested	63,795	3,724,679
Redeemed	(11,579,765)	(15,299,516)

Total change in shares	(7,434,752)	4,898,291

See accompanying notes to financial statements.

2008 Semiannual Report 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Gartmore NVIT Developing Markets Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net										Ratio of
			Realized and									Ratio of Net	Expenses
	Net Asset		Unrealized					Net Asset		Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total from	Net	Net		Value,		at End of	Expenses to	Income to	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average Net	Average Net	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000s)	Assets (b)	Assets (b)	Net Assets (b)(c)	Turnover (d)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	19.34	0.08	(2.32)	(2.24)	(0.05)	–	(0.05)	17.05	(11.57%)	352,859	1.51%	0.76%	1.51%	32.86%
Year ended December 31, 2007	15.68	0.09	6.17	6.26	(0.08)	(2.52)	(2.60)	19.34	43.51%	543,835	1.56%	0.50%	1.56%	98.49%
Year ended December 31, 2006	13.04	0.08	3.96	4.04	(0.08)	(1.32)	(1.40)	15.68	34.57%	364,233	1.65%	0.57%	(e)	133.28%
Year ended December 31, 2005	11.83	0.07	3.17	3.24	(0.07)	(1.96)	(2.03)	13.04	31.52%	313,052	1.77%	0.49%	(e)	157.77%
Year ended December 31, 2004	10.39	0.07	1.90	1.97	(0.06)	(0.47)	(0.53)	11.83	19.78%	194,898	1.78%	0.69%	(e)	167.98%
Year ended December 31, 2003 (f)	6.51	0.06	3.83	3.89	(0.01)	–	(0.01)	10.39	59.70%	165,601	1.64%	0.75%	1.80%	167.45%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, the separate accounts of American Skandia Life Insurance Corporation, Peoples Benefit Life Insurance Company, a subsidiary of Aegon, Canada Life Assurance Company, Transamerica Financial Life Insurance Company, Fortis Benefits, and First Great West Life & Annuity Insurance Company have purchased shares of the Gartmore NVIT Developing Markets Fund (the “Fund”) The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 — Quoted	Significant	Significant
Prices	Observable Inputs	Unobservable Inputs	Total Investments

$86,858,890	$267,876,757	$—	$354,735,647

14 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Equity-Linked Notes

Equity-linked notes are synthetic equity instruments that allow investors to gain equity exposure to the underlying shares without ownership of the underlying shares. This is a more cost efficient way of gaining exposure to the local markets in India, Egypt, Malaysia and United Arab Emirates as custody and settlement costs are high. These securities are priced at parity, which is the value of the underlying security and adjusted by the appropriate foreign exchange rate.

The level and type of risk involved in the purchase of an equity-linked note by the Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

16 Semiannual Report 2008

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the performance of the Fund. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the MSCI Emerging Markets Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate

18 Semiannual Report 2008

applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points or more	+/- 0.10%

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments (base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.95%	1.05%	1.15%

On assets of $500 million or more but less than $2 billion	0.90%	1.00%	1.10%

On assets of $2 billion and more	0.85%	0.95%	1.05%

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.40% until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of the six months ended June 30, 2008, there were no reimbursements for the Fund.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”)(a wholly-owned subsidiary of NFS), provides the Fund with various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Board of Trustees [The Audit Committee was a party to the TA Agreement?] and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $137.

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $133,100,805 and sales of $246,988,516.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate

20 Semiannual Report 2008

plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as the Officers. In addition, in the normal course of business, the Trust enters into contracts with Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. Recently Issued Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$337,546,702	$42,685,118	$(25,496,173)	$17,188,945

22 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 27

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

28 Semiannual Report 2008

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that the Fund’s performance had been good in all periods, and had improved following the change in portfolio manager in 2006. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to maintain performance, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee (a performance-based fee structure) compared with peer group funds was approximately at the median of the peer group of funds, and the performance-based fee structure resulted in a higher advisory fee due to the Fund’s good performance. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were approximately at the median of the peer group of funds. Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 29

American Funds NVIT Growth Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statement of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GR (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	American Funds NVIT Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
American Funds			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Growth Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class II	Actual		1,000.00	920.90	3.20	0.67
	Hypothetical	[b]	1,000.00	1,021.53	3.37	0.67

Class VII	Actual		1,000.00	921.90	2.10	0.44
	Hypothetical	[b]	1,000.00	1,022.68	2.21	0.44

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

	American Funds
	NVIT Growth Fund

Assets:
Investments in Master Fund (cost $233,377,264)	$201,571,589
Receivable for capital shares issued	38,867
Receivable for investments sold	10,786
Prepaid expenses and other assets	14,710

Total Assets	201,635,952

Liabilities:
Payable for capital shares redeemed	49,653
Accrued expenses and other payables:
Fund administration and transfer agent fees	5,277
Master feeder service provider fees	16,893
Distribution fees	42,233
Custodian fees	1,031
Trustee fees	1,317
Compliance program costs (Note 3)	296
Other	3,504

Total Liabilities	120,204

Net Assets	$201,515,748

Represented by:
Capital	$202,049,113
Accumulated net investment income	211,767
Accumulated net realized gains from investment transactions	31,060,543
Net unrealized appreciation/(depreciation) from investments	(31,805,675)

Net Assets	$201,515,748

Net Assets:
Class II Shares	$201,514,676
Class VII Shares	1,072

Total	$201,515,748

Shares outstanding (unlimited number of shares authorized):
Class II Shares	3,032,533
Class VII Shares	16

Total	3,032,549

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$66.45
Class VII Shares	$66.85	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

4 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

American Funds
NVIT Growth Fund

INVESTMENT INCOME:
Dividend income	$264,410

Total Income	264,410

Expenses:
Fund administration and transfer agent fees	45,975
Master feeder service provider fees	233,441
Distribution fees Class II Shares	233,440
Distribution fees Class VII Shares	2
Administrative services fees Class II Shares	226,797
Custodian fees	2,830
Trustee fees	4,567
Compliance program costs (Note 3)	136
Other	18,160

Total expenses before earnings credit and waived expenses	765,348
Expenses waived for Master feeder service provider fees	(140,066)
Earnings credit (Note 6)	(437)

Net Expenses	624,845

Net Investment Loss	(360,435)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	60,460
Net realized gain distributions from Master Fund	20,185,457

Net realized gains from investment transactions and distributions from Master Fund	20,245,917
Net change in unrealized appreciation/(depreciation) from investments	(35,228,434)

Net realized/unrealized losses from investments	(14,982,517)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,342,952)

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$(360,435)	$856,987
Net realized gains from investment transactions	20,245,917	11,459,932
Net change in unrealized appreciation/(depreciation) from investments	(35,228,434)	(131,798)

Change in net assets resulting from operations	(15,342,952)	12,185,121

Distributions to Shareholders From:
Net investment income:
Class II	–	(882,349)
Class VII	–	(6)
Net realized gains:
Class II	–	(38,017)
Class VII	–	– (a)

Change in net assets from shareholder distributions	–	(920,372)

Change in net assets from capital transactions	35,859,492	94,928,996

Change in net assets	20,516,540	106,193,745

Net Assets:
Beginning of period	180,999,208	74,805,463

End of period	$201,515,748	$180,999,208

Accumulated net investment income at end of period	$211,767	$572,202

CAPITAL TRANSACTIONS:

Class II Shares
Proceeds from shares issued	$42,327,002	$126,177,851
Dividends reinvested	–	920,364
Cost of shares redeemed	(6,467,510)	(32,169,225)

	35,859,492	94,928,990

Class VII Shares
Dividends reinvested	–	6

	–	6

Change in net assets from capital transactions	$35,859,492	$94,928,996

SHARE TRANSACTIONS:
Class II Shares
Issued	620,076	1,790,121
Reinvested	–	12,594
Redeemed	(95,937)	(448,337)

	524,139	1,354,378

Class VII Shares
Reinvested	–	– (b)

Total change in shares	524,139	1,354,378

(a)	Amount is less than $1.

(b)	Amount is less than 1 share.

See accompanying notes to financial statements.

6 Semiannual Report 2008

Financial Highlights
(Selected data for each share of capital outstanding throughout the periods indicated)

American Funds NVIT Growth Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset	Net	Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Investment	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	(Loss) (a)	Investments	Activities	Income	Gains	Distributions	of Period	Return (b)	(000s)	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$72.16	(0.12)	(5.59)	(5.71)	–	–	–	$66.45	(7.91%)	201,515	0.67%	(0.39%)	0.82%	11.00%
Year ended December 31, 2007	$64.82	0.35	7.37	7.72	(0.36)	(0.02)	(0.38)	$72.16	11.90%	180,998	0.65%	0.68%	0.80%	40.00%
Period ended December 31, 2006 (g)	$62.91	0.39	1.92	2.31	(0.40)	–	(0.40)	$64.82	3.68%	74,804	0.74%	1.90%	0.91%	35.00%

Class VII Shares
Six Months ended June 30, 2008 (Unaudited)	$72.51	(0.04)	(5.62)	(5.66)	–	–	–	$66.85	(7.81%)	1	0.44%	(0.13%)	0.44%	11.00%
Year ended December 31, 2007	$64.93	0.48	7.48	7.96	(0.36)	(0.02)	(0.38)	$72.51	12.22%	1	0.37%	0.68%	0.39%	40.00%
Period ended December 31, 2006 (g)	$62.91	0.60	1.66	2.26	(0.24)	–	(0.24)	$64.93	3.63%	1	0.87%	1.42%	0.95%	35.00%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Notes to Financial Statements
June 30, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2008, was 0.69%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of trading, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

8 Semiannual Report 2008

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$201,571,589	$–	$–	$201,571,589

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

2008 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2008

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets

10 Semiannual Report 2008

according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFM has entered into an agreement with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, an affiliate of NFA, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $228,141 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $136.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008

four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

7. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$233,387,064	$–	$(31,815,475)	$(31,815,475)

12 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 13

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

14 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 15

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

16 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 17

American Funds NVIT Global Growth Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statement of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	American Funds NVIT Global Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
American Funds NVIT Global Growth Fund			01/01/08	06/30/08	01/01/08 — 06/30/08[a]	01/01/08 — 06/30/08[a]

Class II	Actual		1,000.00	900.70	3.12	0.66
	Hypothetical	[b]	1,000.00	1,021.58	3.32	0.66

Class VII	Actual		1,000.00	901.60	2.03	0.43
	Hypothetical	[b]	1,000.00	1,022.73	2.16	0.43

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

	American Funds
	NVIT Global
	Growth Fund

Assets:
Investments in Master Fund (cost $131,518,211)	$116,931,064
Receivable for capital shares issued	28,136
Prepaid expenses and other assets	1,216

Total Assets	116,960,416

Liabilities:
Payable for investments purchased	23,113
Payable for capital shares redeemed	5,024
Accrued expenses and other payables:
Fund administration and transfer agent fees	3,162
Master feeder service provider fees	9,841
Distribution fees	24,603
Administrative services fees	4,667
Custodian fees	636
Trustee fees	1,128
Compliance program costs (Note 3)	180
Other	4,055

Total Liabilities	76,409

Net Assets	$116,884,007

Represented by:
Capital	$118,578,364
Accumulated net investment income	60,357
Accumulated net realized gains from investment transactions	12,832,433
Net unrealized appreciation/(depreciation) from investments	(14,587,147)

Net Assets	$116,884,007

Net Assets:
Class II Shares	$116,882,886
Class VII Shares	1,121

Total	$116,884,007

Shares outstanding (unlimited number of shares authorized):
Class II Shares	4,975,993
Class VII Shares	47

Total	4,976,040

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$23.49
Class VII Shares	$23.56	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

4 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

American Funds
NVIT Global
Growth Fund

INVESTMENT INCOME:
Dividend income	$246,416

Total Income	246,416

Expenses:
Fund administration and transfer agent fees	28,182
Master feeder service provider fees	140,072
Distribution fees Class II Shares	140,072
Distribution fees Class VII Shares	2
Administrative services fees Class II Shares	130,368
Custodian fees	1,617
Trustee fees	3,140
Compliance program costs (Note 3)	81
Other	12,029

Total expenses before earnings credit and waived expenses	455,563
Expenses waived for Master feeder service provider fees	(84,044)
Earnings credit (Note 6)	(257)

Net Expenses	371,262

Net Investment Loss	(124,846)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	347,068
Net realized gain distributions from Master Fund	8,978,799

Net realized gains from investment transactions and distributions from Master Fund	9,325,867
Net change in unrealized appreciation/(depreciation) from investments	(21,030,417)

Net realized/unrealized losses from investments	(11,704,550)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,829,396)

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds
	NVIT Global Growth Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$(124,846)	$2,154,288
Net realized gains from investment transactions	9,325,867	3,706,676
Net change in unrealized appreciation/(depreciation) from investments	(21,030,417)	2,958,833

Change in net assets resulting from operations	(11,829,396)	8,819,797

Net investment income:
Class II	–	(2,165,499)
Class VII	–	(30)

Change in net assets from shareholder distributions	–	(2,165,529)

Change in net assets from capital transactions	19,159,079	56,907,143

Change in net assets	7,329,683	63,561,411
Net Assets:
Beginning of period	109,554,324	45,992,913

End of period	$116,884,007	$109,554,324

Accumulated net investment income at end of period	$60,357	$185,203

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$24,753,827	$66,471,259
Dividends reinvested	–	2,165,496
Cost of shares redeemed	(5,594,748)	(11,729,642)

	19,159,079	56,907,113

Class VII Shares
Dividends reinvested	–	30

	–	30

Change in net assets from capital transactions	$19,159,079	$56,907,143

SHARE TRANSACTIONS:
Class II Shares
Issued	1,005,789	2,621,513
Reinvested	–	83,598
Redeemed	(230,427)	(474,416)

	775,362	2,230,695

Class VII Shares
Reinvested	–	1

	–	1

Total change in shares	775,362	2,230,696

See accompanying notes to financial statements.

6 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Global Growth Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset	Net	Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Investment	Gains	from	Net	Return		Net Asset		at End of	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) on	Investment	Investment	of	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	(Loss) (a)	Investments	Activities	Income	Capital	Distributions	of Period	Return (b)	(000s)	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	$26.08	(0.03)	(2.56)	(2.59)	–	–	–	$23.49	(9.93%)	116,883	0.66%	(0.22%)	0.81%	16.00%
Year ended December 31, 2007	$23.35	0.61	2.73	3.34	(0.61)	–	(0.61)	$26.08	14.36%	109,553	0.67%	2.92%	0.82%	38.00%
Period ended December 31, 2006 (g)	$21.69	0.10	1.72	1.82	–	(0.16)	(0.16)	$23.35	8.52%	45,992	0.91%	(0.63%)	1.16%	31.00%

Class VII Shares
Six Months ended June 30, 2008 (Unaudited)	$26.13	–	(2.57)	(2.57)	–	–	–	$23.56	(9.84%)	1	0.43%	–%	0.45%	16.00%
Year ended December 31, 2007	$23.35	0.65	2.76	3.41	(0.63)	–	(0.63)	$26.13	14.62%	1	0.47%	2.59%	0.57%	38.00%
Period ended December 31, 2006 (g)	$21.69	0.06	1.75	1.81	–	(0.15)	(0.15)	$23.35	8.48%	1	1.11%	0.40%	1.21%	31.00%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Notes to Financial Statements
June 30, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”, without par value). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Global Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2008, was 2.03%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

8 Semiannual Report 2008

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$116,931,064	$–	$–	$116,931,064

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income and realized gain distributions from the Master Fund are recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

2008 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2008

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides the Fund with various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately

10 Semiannual Report 2008

among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFM has entered into an agreement with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, an affiliate of NFA, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $137,690 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $81.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008

former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

7. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$131,521,877	$–	$(14,590,813)	$(14,590,813)

12 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 13

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

14 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 15

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

16 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 17

American Funds NVIT Asset Allocation Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statement of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-AA (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	American Funds NVIT Asset Allocation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
American Funds NVIT Asset Allocation Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class II	Actual		1,000.00	934.90	3.18	0.66
	Hypothetical	[b]	1,000.00	1,021.58	3.32	0.66

Class VII	Actual		1,000.00	935.70	2.07	0.43
	Hypothetical	[b]	1,000.00	1,022.73	2.16	0.43

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

	American Funds
	NVIT Asset
	Allocation Fund

Assets:
Investments in Master Fund (cost $756,505,908)	$685,914,604
Receivable for capital shares issued	1,661,273
Prepaid expenses and other assets	78,415

Total Assets	687,654,292

Liabilities:
Payable for investments purchased	1,640,497
Payable for capital shares redeemed	20,775
Accrued expenses and other payables:
Fund administration and transfer agent fees	22,077
Master feeder service provider fees	56,349
Distribution fees	140,874
Administrative services fees	7,048
Custodian fees	3,127
Trustee fees	3,239
Compliance program costs (Note 3)	912
Other	262

Total Liabilities	1,895,160

Net Assets	$685,759,132

Represented by:
Capital	$719,697,448
Accumulated net investment income	2,273,896
Accumulated net realized gains from investment transactions	34,379,092
Net unrealized appreciation/(depreciation) from investments	(70,591,304)

Net Assets	$685,759,132

Net Assets:
Class II Shares	$685,758,080
Class VII Shares	1,052

Total	$685,759,132

Shares outstanding (unlimited number of shares authorized):
Class II Shares	37,911,160
Class VII Shares	58

Total	37,911,218

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$18.09
Class VII Shares	$18.20	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

4 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

American Funds
NVIT Asset
Allocation Fund

INVESTMENT INCOME:
Dividend income	$3,159,176

Total Income	3,159,176

Expenses:
Fund administration and transfer agent fees	144,094
Master feeder service provider fees	748,535
Distribution fees Class II Shares	748,535
Distribution fees Class VII Shares	2
Administrative services fees Class II Shares	716,924
Custodian fees	7,379
Trustee fees	14,446
Compliance program costs (Note 3)	535
Other	43,855

Total expenses before earnings credit and waived expenses	2,424,305

Expenses waived for Master feeder service provider fees	(449,125)
Earnings credit (Note 6)	(2,037)

Net Expenses	1,973,143

Net Investment Income	1,186,033

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,754
Net realized gain distributions from Master Fund	25,975,444

Net realized gains from investment transactions and distributions from Master Fund	25,977,198
Net change in unrealized appreciation/(depreciation) from investments	(65,835,775)

Net realized/unrealized losses from investments	(39,858,577)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,672,544)

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds
	NVIT Asset Allocation Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,186,033	$9,200,003
Net realized gains from investment transactions	25,977,198	9,551,290
Net change in unrealized appreciation/(depreciation) from investments	(65,835,775)	(9,347,940)

Change in net assets resulting from operations	(38,672,544)	9,403,353

Distributions to Shareholders From:
Net investment income:
Class II	–	(9,263,144)
Class VII	–	(21)
Net realized gains:
Class II	–	(170,790)
Class VII	–	(1)

Change in net assets from shareholder distributions	–	(9,433,956)

Change in net assets from capital transactions	199,184,627	362,527,862

Change in net assets	160,512,083	362,497,259
Net Assets:
Beginning of period	525,247,049	162,749,790

End of period	$685,759,132	$525,247,049

Accumulated net investment income at end of period	$2,273,896	$1,087,863

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$206,067,652	$363,244,338
Dividends reinvested	–	9,433,887
Cost of shares redeemed	(6,883,025)	(10,150,385)

	199,184,627	362,527,840

Class VII Shares
Dividends reinvested	–	22

	–	22

Change in net assets from capital transactions	$199,184,627	$362,527,862

SHARE TRANSACTIONS:
Class II Shares
Issued	11,141,755	18,415,833
Reinvested	–	482,765
Redeemed	(371,822)	(514,982)

	10,769,933	18,383,616

Class VII Shares
Reinvested	–	1

	–	1

Total change in shares	10,769,933	18,383,617

See accompanying notes to financial statements.

6 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Asset Allocation Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income (a)	Investments	Activities	Income	Gains	Distributions	of Period	Return (b)	(000s)	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)(g)	19.35	0.04	(1.30)	(1.26)	–	–	–	18.09	(6.51%)	685,758	0.66%	0.40%	0.81%	8.00%
Year ended December 31, 2007	18.58	0.36	0.78	1.14	(0.36)	(0.01)	(0.37)	19.35	6.14%	525,246	0.63%	2.88%	0.78%	29.00%
Period ended December 31, 2006(h)	17.92	0.36	0.66	1.02	(0.36)	–	(0.36)	18.58	5.69%	162,749	0.69%	6.18%	0.86%	38.00%

Class VII Shares
Six Months ended June 30, 2008 (Unaudited)(g)	19.45	0.05	(1.30)	(1.25)	–	–	–	18.20	(6.43%)	1	0.43%	0.51%	0.43%	8.00%
Year ended December 31, 2007	18.63	0.40	0.80	1.20	(0.37)	(0.01)	(0.38)	19.45	6.43%	1	0.36%	2.06%	0.36%	29.00%
Period ended December 31, 2006(h)	17.92	0.55	0.46	1.01	(0.30)	–	(0.30)	18.63	5.64%	1	0.80%	4.51%	0.87%	38.00%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	Net investment income (loss) is based on average shares outstanding during the period.
(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Asset Allocation Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2008, was 7.44%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

8 Semiannual Report 2008

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$685,914,604	$–	$–	$685,914,604

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income and realized gain distributions from the Master Fund are recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in- capital.

2008 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides the Fund with various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately

10 Semiannual Report 2008

among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFM has entered into an agreement with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, an affiliate of NFA, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $713,323 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $535.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

7. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$756,513,350	$–	$(70,598,746)	$(70,598,746)

12 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 13

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

14 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 15

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

16 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 17

American Funds NVIT Growth-Income Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statement of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GI (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	American Funds NVIT Growth-Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
American Funds NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Growth-Income Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class II	Actual		1,000.00	887.30	3.05	0.65
	Hypothetical	[b]	1,000.00	1,021.63	3.27	0.65

Class VII	Actual		1,000.00	888.30	1.88	0.40
	Hypothetical	[b]	1,000.00	1,022.87	2.01	0.40

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

	American Funds NVIT
	Growth-Income Fund

Assets:
Investments in Master Fund (cost $224,990,085)	$193,389,792
Receivable for capital shares issued	1,728,305
Prepaid expenses and other assets	3,728

Total Assets	195,121,825

Liabilities:
Payable for investments purchased	1,727,412
Payable for capital shares redeemed	893
Accrued expenses and other payables:
Accounting and transfer agent fees	5,706
Master feeder service provider fees	15,600
Distribution fees	39,001
Administrative services fees	68,866
Custodian fees	533
Trustee fees	1,992
Compliance program costs (Note 3)	176

Total Liabilities	1,860,179

Net Assets	$193,261,646

Represented by:
Capital	$213,605,305
Accumulated net investment income	233,767
Accumulated net realized gains from investment transactions	11,022,867
Net unrealized appreciation/(depreciation) from investments	(31,600,293)

Net Assets	$193,261,646

Net Assets:
Class II Shares	$193,260,771
Class VII Shares	875

Total	$193,261,646

Shares outstanding (unlimited number of shares authorized):
Class II Shares	4,999,876
Class VII Shares	22

Total	4,999,898

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$38.65
Class VII Shares	$38.81	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

4 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

American Funds NVIT
Growth-Income Fund

INVESTMENT INCOME:
Dividend income	$674,661

Total Income	674,661

Expenses:
Accounting and transfer agent fees	33,101
Master feeder service provider fees	173,704
Distribution fees Class II Shares	173,703
Distribution fees Class VII Shares	2
Administrative services fees Class II Shares	156,802
Custodian fees	3,424
Trustee fees	4,775
Compliance program costs (Note 3)	9
Other	12,759

Total expenses before earnings credit and waived expenses	558,279
Expenses waived for Master feeder service provider fees	(104,223)
Earnings credit (Note 6)	(589)

Net Expenses	453,467

Net Investment Income	221,194

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from Master Fund	11,621,899
Net change in unrealized appreciation/(depreciation) from investments	(28,280,866)

Net realized/unrealized losses from investments	(16,658,967)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,437,773)

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds
	NVIT Growth-Income Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007(a)
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$221,194	$997,174
Net realized gains (losses) from investment transactions	11,621,899	(591,537)
Net change in unrealized appreciation/(depreciation) from investments	(28,280,866)	(3,319,427)

Change in net assets resulting from operations	(16,437,773)	(2,913,790)

Distributions to Shareholders From:
Net investment income:
Class II	–	(1,003,143)
Class VII	–	(12)

Change in net assets from shareholder distributions	–	(1,003,155)

Change in net assets from capital transactions	122,167,471	91,448,893

Change in net assets	105,729,698	87,531,948
Net Assets:
Beginning of period	87,531,948	–

End of period	$193,261,646	$87,531,948

Accumulated net investment income at end of period	$233,767	$12,573

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$123,262,609	$116,328,627
Dividends reinvested	–	1,003,141
Cost of shares redeemed	(1,095,138)	(25,883,887)

	122,167,471	91,447,881

Class VII Shares
Proceeds from shares issued	–	1,000
Dividends reinvested	–	12

	–	1,012

Change in net assets from capital transactions	$122,167,471	$91,448,893

SHARE TRANSACTIONS:
Class II Shares
Issued	3,017,739	2,566,040
Reinvested	–	22,646
Redeemed	(27,103)	(579,446)

	2,990,636	2,009,240

Class VII Shares
Issued	–	22
Reinvested	–	– (b)

Total change in shares	2,990,636	2,009,262

(a)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

(b)	Amount is less than 1 share.

See accompanying notes to financial statements.

6 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Growth-Income Fund

		Investment Activities			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized	Total					Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income (a)	Investments	Activities	Income	Distributions	of Period	Return (b)	(000s)	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)
Class II Shares
Six Months ended June 30, 2008 (Unaudited)	43.56	0.09	(5.00)	(4.91)	–	–	38.65	(11.27%)	193,261	0.65%	0.32%	0.80%	15.00%
Period ended December 31, 2007 (g)	44.86	0.62	(1.30)	(0.68)	(0.62)	(0.62)	43.56	(1.54%)	87,531	0.68%	4.48%	0.83%	24.00%

Class VII Shares
Six Months ended June 30, 2008 (Unaudited)	43.69	0.14	(5.02)	(4.88)	–	–	38.81	(11.17%)	1	0.40%	0.39%	0.40%	15.00%
Period ended December 31, 2007 (g)	44.86	0.58	(1.23)	(0.65)	(0.52)	(0.52)	43.69	(1.48%)	1	0.69%	1.86%	0.69%	24.00%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Notes to Financial Statements
June 30, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Growth-Income Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2008, was 0.74%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

8 Semiannual Report 2008

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$193,389,792	$–	$–	$193,389,792

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

2008 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2008

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides the Fund with various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately

10 Semiannual Report 2008

among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFM has entered into an agreement with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, an affiliate of NFA, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $90,942 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $9.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008

former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

7. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$225,659,051	$–	$(32,269,259)	$(32,269,259)

12 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 13

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

14 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 15

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

16 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 17

American Funds NVIT Bond Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statement of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-BD (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	American Funds NVIT Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
American Funds NVIT Bond Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class II	Actual		1,000.00	992.00	3.37	0.68
	Hypothetical	[b]	1,000.00	1,021.48	3.42	0.68

Class VII	Actual		1,000.00	993.80	2.23	0.45
	Hypothetical	[b]	1,000.00	1,022.63	2.26	0.45

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

	American Funds
	NVIT Bond Fund

Assets:
Investments in Master Fund (cost $302,133,354)	$291,973,009
Receivable for capital shares issued	1,925,690
Prepaid expenses and other assets	5,329

Total Assets	293,904,028

Liabilities:
Payable for investments purchased	1,812,618
Payable for capital shares redeemed	113,072
Accrued expenses and other payables:
Fund administration and transfer agent fees	8,917
Master feeder service provider fees	23,086
Distribution fees	57,715
Administrative services fees	22
Custodian fees	1,093
Trustee fees	997
Compliance program costs (Note 3)	337
Other	5,893

Total Liabilities	2,023,750

Net Assets	$291,880,278

Represented by:
Capital	$299,588,962
Accumulated net investment income	1,764,808
Accumulated net realized gains from investment transactions	686,853
Net unrealized appreciation/(depreciation) from investments	(10,160,345)

Net Assets	$291,880,278

Net Assets:
Class II Shares	$291,879,198
Class VII Shares	1,080

Total	$291,880,278

Shares outstanding (unlimited number of shares authorized):
Class II Shares	26,216,008
Class VII Shares	97

Total	26,216,105

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.13
Class VII Shares	$11.19	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

4 Semiannual Report 2008

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

American Funds
NVIT Bond Fund

INVESTMENT INCOME:

Dividend income	$2,551,540

Total Income	2,551,540

Expenses:
Fund administration and transfer agent fees	56,177
Master feeder service provider fees	290,010
Distribution fees Class II Shares	290,009
Distribution fees Class VII Shares	2
Administrative services fees Class II Shares	278,810
Custodian fees	2,626
Trustee fees	5,498
Compliance program costs (Note 3)	253
Other	38,350

Total expenses before earnings credit and waived expenses	961,735

Expenses waived for Master feeder service provider fees	(174,008)
Earnings credit (Note 6)	(995)

Net Expenses	786,732

Net Investment Income	1,764,808

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(225,070)
Net realized gain distributions from Master Fund	695,874

Net realized gains from investment transactions and distributions from Master Fund	470,804
Net change in unrealized appreciation/(depreciation) from investments	(4,326,634)

Net realized/unrealized losses from investments	(3,855,830)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,091,022)

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,764,808	$8,800,142
Net realized gains from investment transactions	470,804	241,656
Net change in unrealized appreciation/(depreciation) from investments	(4,326,634)	(6,666,039)

Change in net assets resulting from operations	(2,091,022)	2,375,759

Distributions to Shareholders From:
Net investment income:
Class II	–	(8,820,163)
Class VII	–	(77)

Change in net assets from shareholder distributions	–	(8,820,240)

Change in net assets from capital transactions	117,015,469	149,726,748

Change in net assets	114,924,447	143,282,267
Net Assets:
Beginning of period	176,955,831	33,673,564

End of period	$291,880,278	$176,955,831

Accumulated net investment income at end of period	$1,764,808	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$146,794,497	$154,566,615
Dividends reinvested	–	8,820,148
Cost of shares redeemed	(29,779,028)	(13,660,092)

	117,015,469	149,726,671

Class VII Shares
Dividends reinvested	–	77

	–	77

Change in net assets from capital transactions	$117,015,469	$149,726,748

SHARE TRANSACTIONS:
Class II Shares
Issued	13,088,719	13,294,198
Reinvested	–	786,240
Redeemed	(2,650,135)	(1,176,994)

	10,438,584	12,903,444

Class VII Shares
Reinvested	–	7

	–	7

Total change in shares	10,438,584	12,903,451

See accompanying notes to financial statements.

6 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Bond Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net			Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Return of	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income (a)	Investments	Activities	Income	capital	Distributions	of Period	Return (b)	(000s)	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)

Class II Shares
Six Months ended June 30, 2008 (Unaudited)	11.22	0.07	(0.16)	(0.09)	–	–	–	11.13	(0.80%)	291,879	0.68%	1.52%	0.83%	29.00%
Year ended December 31, 2007	11.72	0.84	(0.50)	0.34	(0.84)	–	(0.84)	11.22	2.98%	176,955	0.63%	10.21%	0.78%	57.00%
Period ended December 31, 2006(g)	11.45	0.38	0.21	0.59	(0.14)	(0.18)	(0.32)	11.72	5.30%	33,673	0.79%	0.47%	0.97%	57.00%

Class VII Shares
Six Months ended June 30, 2008 (Unaudited)	11.26	0.07	(0.14)	(0.07)	–	–	–	11.19	(0.62%)	1	0.45%	1.33%	0.45%	29.00%
Year ended December 31, 2007	11.72	0.88	(0.50)	0.38	(0.84)	–	(0.84)	11.26	3.33%	1	0.34%	7.50%	0.34%	57.00%
Period ended December 31, 2006(g)	11.45	0.38	0.20	0.58	(0.14)	(0.17)	(0.31)	11.72	5.21%	1	1.13%	4.83%	1.38%	57.00%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Notes to Financial Statements
June 30, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Bond Fund (the “Fund”) The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2008, was 5.04%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

8 Semiannual Report 2008

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$291,973,009	$–	$–	$291,973,009

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income and realized gain distributions from the Master Fund are recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in- capital.

2008 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2008

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides the Fund with various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately

10 Semiannual Report 2008

among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFM has entered into an agreement with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, an affiliate of NFA, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2008, NFS received $267,128 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $253.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008

former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

7. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$302,384,562	$–	$(10,411,553)	$(10,411,553)

12 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 13

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

14 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 15

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

16 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 17

NVIT International Index Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

28	Statement of Assets and Liabilities

30	Statement of Operations

31	Statement of Changes in Net Assets

33	Financial Highlights

34	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-INTX (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT International Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT International			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Index Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class II	Actual		1,000.00	887.20	3.52	0.75
	Hypothetical	[b]	1,000.00	1,021.13	3.77	0.75

Class VI	Actual		1,000.00	887.30	3.52	0.75
	Hypothetical	[b]	1,000.00	1,021.13	3.77	0.75

Class VII	Actual		1,000.00	887.70	3.05	0.65
	Hypothetical	[b]	1,000.00	1,021.63	3.27	0.65

Class VIII	Actual		1,000.00	887.70	3.61	0.77
	Hypothetical	[b]	1,000.00	1,021.03	3.87	0.77

Class Y	Actual		1,000.00	888.20	1.69	0.36
	Hypothetical	[b]	1,000.00	1,023.07	1.81	0.36

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT International Index Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	98.7%
Repurchase Agreements	31.6%
Exchange Traded Fund	0.5%
Preferred Stocks	0.4%
Rights	0.0%
Liabilities in excess of other assets	-31.2%

100.0%

Top Industries

Commercial Banks	13.5%
Oil, Gas & Consumable Fuels	8.5%
Metals & Mining	7.3%
Pharmaceuticals	5.7%
Insurance	4.4%
Diversified Telecommunication Services	4.0%
Electric Utilities	3.8%
Chemicals	3.6%
Automobiles	3.3%
Food Products	2.9%
Other	43.0%

100.0%

Top Holdings*

BP PLC	1.8%
HSBC Holdings PLC	1.5%
Total SA	1.5%
Nestle SA	1.5%
Vodafone Group PLC	1.3%
Royal Dutch Shell PLC, Class A	1.2%
BHP Billiton Ltd.	1.1%
Novartis AG	1.0%
Roche Holding AG	1.0%
Toyota Motor Corp.	1.0%
Other	87.1%

100.0%

Top Countries

United Kingdom	21.5%
Japan	21.3%
France	9.7%
Germany	9.0%
Switzerland	7.0%
Australia	6.8%
Spain	4.0%
Italy	3.7%
Netherlands	2.7%
Hong Kong	2.1%
Other	12.2%

100.0%

*	For purposes of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT International Index Fund

Common Stocks (98.7%)
	Shares or
	Principal Amount	Value

AUSTRALIA (6.8%) (a)
Air Freight & Logistics (0.0%)
Toll Holdings Ltd.	34,051	$196,986

Airline (0.0%)
Qantas Airways Ltd.	54,480	158,718

Beverages (0.1%)
Coca-Cola Amatil Ltd.	30,803	206,950
Foster’s Group Ltd.	104,945	510,048
Lion Nathan Ltd.	16,815	137,707

		854,705

Biotechnology (0.2%)
CSL Ltd.	29,259	1,001,297

Capital Markets (0.1%)
Macquarie Group Ltd.	14,927	694,748
Perpetual Ltd.	1,038	42,542

		737,290

Chemicals (0.2%)
Incitec Pivot Ltd.	3,278	580,281
Orica Ltd.	17,209	482,886

		1,063,167

Commercial Banks (1.5%)
Australia & New Zealand Banking Group Ltd.	103,650	1,862,367
Bendigo Bank Ltd.	11,204	117,379
Commonwealth Bank of Australia	70,626	2,722,580
National Australia Bank Ltd.	87,772	2,228,070
St George Bank Ltd.	30,259	787,137
Westpac Banking Corp.	101,315	1,945,437

		9,662,970

Commercial Services & Supplies (0.1%)
Brambles Ltd.	77,025	644,522

Construction & Engineering (0.1%)
Boart Longyear Group	79,332	169,588
Leighton Holdings Ltd.	7,586	369,300

		538,888

Construction Materials (0.0%)
Boral Ltd.	32,755	177,389
James Hardie Industries NV	22,840	92,709

		270,098

Containers & Packaging (0.0%)
Amcor Ltd.	46,614	225,761

Distributor (0.0%)
Metcash Ltd.	43,379	153,852

Diversified Financial Services (0.1%)
ASX Ltd.	9,465	284,914
Babcock & Brown Ltd.	13,428	96,382

		381,296

Diversified Telecommunication Services (0.2%)
Telstra Corp. Ltd.	232,164	943,118

Energy Equipment & Services (0.1%)
WorleyParsons Ltd.	8,054	291,747

Food & Staples Retailing (0.5%)
Wesfarmers Ltd.	34,093	1,217,968
Wesfarmers Ltd. — PPS	6,900	248,724
Woolworths Ltd.	65,599	1,536,894

		3,003,586

Food Products (0.0%)
Goodman Fielder Ltd.	41,620	56,063

Health Care Equipment & Supplies (0.0%)
Cochlear Ltd.	3,128	131,342

Health Care Providers & Services (0.0%)
Sonic Healthcare Ltd.	17,261	240,971

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure Ltd.	18,335	112,583
Crown Ltd.	19,275	171,413
TABCORP Holdings Ltd.	29,060	273,163
Tatts Group Ltd.	63,850	144,004

		701,163

Industrial Conglomerate (0.0%)
CSR Ltd.	56,144	131,662

Information Technology Services (0.0%)
Computershare Ltd.	22,820	201,094

Insurance (0.4%)
AMP Ltd.	102,027	653,122
AXA Asia Pacific Holdings Ltd.	36,767	164,808
Insurance Australia Group Ltd.	101,982	339,736
QBE Insurance Group Ltd.	47,997	1,031,715
Suncorp-Metway Ltd.	50,650	634,531

		2,823,912

Media (0.0%)
Fairfax Media Ltd.	76,240	214,122

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

AUSTRALIA (continued)

Metals & Mining (1.9%)
Alumina Ltd.	62,319	$282,824
BHP Billiton Ltd.	179,315	7,629,676
BlueScope Steel Ltd.	40,462	439,538
Fortescue Metals Group Ltd.*	68,201	774,627
Newcrest Mining Ltd.	24,590	682,264
OneSteel Ltd.	45,573	324,762
Oxiana Ltd.	161,416	404,134
Rio Tinto Ltd.	15,251	1,972,761
Sims Group Ltd.	8,416	336,449

		12,847,035

Multi-Utility (0.1%)
AGL Energy Ltd.	22,889	313,458

Multiline Retail (0.0%)
Harvey Norman Holdings Ltd.	31,224	92,381

Oil, Gas & Consumable Fuels (0.5%)
Caltex Australia Ltd.	7,135	89,127
Origin Energy Ltd.	47,481	734,411
Paladin Energy Ltd.*	30,584	186,683
Santos Ltd.	31,812	655,074
Woodside Petroleum Ltd.	26,029	1,681,968

		3,347,263

Real Estate Investment Trusts (REITs) (0.5%)
CFS Retail Property Trust	83,048	147,306
Dexus Property Group	127,816	169,162
Goodman Group	85,413	252,965
GPT Group	116,184	247,505
Macquarie Office Trust	77,496	57,809
Mirvac Group	58,167	165,153
Stockland	80,297	415,089
Westfield Group	94,726	1,479,760

		2,934,749

Real Estate Management & Development (0.0%)
Lend Lease Corp. Ltd.	20,262	185,598

Road & Rail (0.0%)
Asciano Group	21,454	71,344

Textiles, Apparel & Luxury Goods (0.0%)
Billabong International Ltd.	8,083	83,568

Transportation Infrastructure (0.1%)
Macquarie Airports	40,570	80,224
Macquarie Infrastructure Group	132,723	295,232
Transurban Group	58,241	236,709

		612,165

		45,115,891

AUSTRIA (0.6%) (a)
Building Products (0.0%)
Wienerberger AG	4,740	198,173

Commercial Banks (0.1%)
Erste Bank der Oesterreichischen Sparkassen AG	10,436	645,371
Raiffeisen International Bank Holding AG	2,857	362,952

		1,008,323

Construction & Engineering (0.0%)
Strabag SE	2,882	223,892

Diversified Telecommunication Services (0.1%)
Telekom Austria AG	19,122	414,311

Electric Utility (0.1%)
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	3,744	334,287

Insurance (0.0%)
Vienna Insurance Group	1,500	98,832

Machinery (0.0%)
Andritz AG	2,238	140,364

Metals & Mining (0.1%)
Voestalpine AG	6,356	520,097

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	8,966	700,451

Real Estate Management & Development (0.1%)
Immoeast AG*	18,308	161,891
IMMOFINANZ AG	25,731	264,903
Meinl European Land Ltd.*	17,047	191,108

		617,902

		4,256,632

BELGIUM (1.0%) (a)
Beverages (0.1%)
InBev NV	10,135	700,680

Chemicals (0.1%)
Solvay SA	3,281	427,410
Umicore	6,923	340,467

		767,877

Commercial Banks (0.2%)
Dexia SA	29,263	465,878
KBC Groep NV	8,751	967,259

		1,433,137

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

BELGIUM (continued)

Diversified Financial Services (0.4%)
Fortis	112,486	$1,786,612
Groupe Bruxelles Lambert SA	4,451	527,695
KBC Ancora	1,792	156,028
Nationale A Portefeuille	1,620	120,924

		2,591,259

Diversified Telecommunication Services (0.1%)
Belgacom SA	9,371	401,995

Food & Staples Retailing (0.1%)
Colruyt SA	874	230,366
Delhaize Group	5,555	372,030

		602,396

Pharmaceutical (0.0%)
UCB SA	5,647	208,307

Wireless Telecommunication Services (0.0%)
Mobistar SA	1,824	147,216

		6,852,867

BERMUDA (0.1%) (a)
Diversified Minerals (0.1%)
Mongolia Energy Corp. Ltd.*	186,000	359,432

CAYMAN ISLANDS (0.0%) (a)
Electronic Equipment & Instruments (0.0%)
Kingboard Chemical Holdings Ltd.	28,500	131,598

Wireless Telecommunication Services (0.0%)
Hutchison Telecommunications International Ltd.*	96,000	135,947

		267,545

CHINA (0.0%) (a)
Communications Equipment (0.0%)
Foxconn International Holdings Ltd.*	101,926	98,898

DENMARK (1.0%) (a)
Beverages (0.1%)
Carlsberg AS, Class B	3,975	382,959

Building Products (0.0%)
Rockwool International AS, Class B	226	28,938

Chemicals (0.0%)
Novozymes AS, Class B	2,625	236,351

Commercial Banks (0.2%)
Danske Bank AS	25,100	722,840
Jyske Bank AS*	2,175	129,435
Sydbank AS	3,696	140,487

		992,762

Construction & Engineering (0.1%)
FLSmidth & Co. AS	2,950	322,347

Electrical Equipment (0.2%)
Vestas Wind Systems AS*	10,100	1,315,156

Food Products (0.0%)
Danisco AS	2,800	179,539

Health Care Equipment & Supplies (0.0%)
Coloplast AS, Class B	1,400	121,626
William Demant Holding*	1,100	72,251

		193,877

Insurance (0.0%)
Topdanmark AS*	950	142,965
TrygVesta AS	947	66,850

		209,815

Marine (0.2%)
A P Moller — Maersk AS, Class A	26	317,661
A P Moller — Maersk AS, Class B	60	731,914

		1,049,575

Pharmaceutical (0.2%)
Novo Nordisk AS, Class B	25,075	1,650,909

Road & Rail (0.0%)
DSV AS	10,732	256,056

		6,818,284

FINLAND (1.6%) (a)
Auto Components (0.1%)
Nokian Renkaat OYJ	5,850	277,452

Communications Equipment (0.8%)
Nokia OYJ	211,400	5,166,753

Construction & Engineering (0.0%)
YIT OYJ	7,150	178,526

Diversified Financial Services (0.0%)
Pohjola Bank PLC	3,807	65,715

Diversified Telecommunication Services (0.0%)
Elisa OYJ	8,050	167,997

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

FINLAND (continued)

Electric Utility (0.2%)
Fortum OYJ	24,200	$1,224,783

Food & Staples Retailing (0.0%)
Kesko OYJ, Class B	3,600	115,827

Insurance (0.1%)
Sampo OYJ, Class A	23,900	600,329

Machinery (0.2%)
Cargotec Corp., Class B	2,100	72,648
Kone OYJ, Class B	8,540	298,496
Metso OYJ	7,100	321,322
Wartsila OYJ	4,700	293,453

		985,919

Media (0.0%)
Sanoma-WSOY OYJ	2,620	57,958

Metals & Mining (0.1%)
Outokumpu OYJ	6,600	229,331
Rautaruukki OYJ	4,700	213,330

		442,661

Oil, Gas & Consumable Fuels (0.0%)
Neste Oil OYJ	7,200	211,011

Paper & Forest Products (0.1%)
Stora Enso OYJ, Class R	32,500	302,764
UPM-Kymmene OYJ	28,300	461,075

		763,839

Pharmaceutical (0.0%)
Orion OYJ, Class B	2,902	57,631

		10,316,401

FRANCE (9.7%) (a)
Aerospace & Defense (0.1%)
Safran SA	10,562	203,693
Thales SA	4,988	283,700
Zodiac SA	2,432	111,250

		598,643

Airline (0.0%)
Air France-KLM	7,904	188,515

Auto Components (0.1%)
Compagnie Generale des Etablissements Michelin, Class B	7,933	567,205
Valeo SA	4,258	136,276

		703,481

Automobiles (0.2%)
Peugeot SA	8,422	454,847
Renault SA	9,878	803,862

		1,258,709

Beverages (0.1%)
Pernod-Ricard SA	9,014	919,748

Building Products (0.2%)
Compagnie de Saint-Gobain	14,951	925,840

Chemicals (0.3%)
Air Liquide	13,263	1,745,961

Commercial Banks (1.1%)
BNP Paribas	43,184	3,886,934
Credit Agricole SA	47,332	960,777
Natixis	23,867	262,701
Societe Generale	24,651	2,137,020

		7,247,432

Commercial Services & Supplies (0.0%)
Bureau Veritas SA	2,306	136,674
Societe BIC SA	689	35,966

		172,640

Communications Equipment (0.1%)
Alcatel-Lucent*	123,695	746,659

Construction & Engineering (0.2%)
Eiffage SA	1,628	111,174
Vinci SA	21,935	1,339,314

		1,450,488

Construction Materials (0.2%)
Imerys SA	1,650	119,137
Lafarge SA	8,021	1,222,988

		1,342,125

Diversified Financial Services (0.0%)
Eurazeo	1,386	147,508

Diversified Telecommunication Services (0.4%)
France Telecom SA	96,859	2,840,326

Electric Utility (0.2%)
Electricite de France	10,491	993,730

Electrical Equipment (0.4%)
Alstom	5,772	1,323,431
Legrand SA	4,620	116,245
Schneider Electric SA	11,718	1,260,485

		2,700,161

8 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

FRANCE (continued)

Energy Equipment & Services (0.1%)
Compagnie Generale de Geophysique-Veritass SA*	7,205	$340,139
Technip SA	5,618	518,378

		858,517

Food & Staples Retailing (0.3%)
Carrefour SA	33,717	1,900,378
Casino Guichard Perrachon SA	2,439	275,409

		2,175,787

Food Products (0.3%)
Groupe Danone	23,129	1,618,282

Health Care Equipment & Supplies (0.1%)
Cie Generale d’Optique Essilor International SA	11,041	673,431

Hotels, Restaurants & Leisure (0.2%)
Accor SA	10,739	713,325
Sodexo	5,303	346,888

		1,060,213

Industrial Conglomerate (0.0%)
Wendel	1,579	159,851

Information Technology Services (0.1%)
Atos Origin SA	3,885	213,983
Cap Gemini SA	7,617	446,524

		660,507

Insurance (0.4%)
AXA SA	81,765	2,409,054
CNP Assurances	1,900	214,199
SCOR SE	9,672	220,210

		2,843,463

Machinery (0.2%)
Vallourec	2,901	1,014,473

Media (0.5%)
Eutelsat Communications	5,032	139,575
JC Decaux SA	2,664	67,522
Lagardere SCA	6,696	378,748
M6-Metropole Television	3,897	83,844
PagesJaunes Groupe	3,869	56,584
Publicis Groupe	7,386	238,283
Societe Television Francaise 1	6,847	113,972
Vivendi	61,869	2,332,637

		3,411,165

Metals & Mining (0.1%)
Eramet	276	272,762

Multi-Utility (0.7%)
Suez SA	54,555	3,697,808
Veolia Environnement	20,607	1,150,325

		4,848,133

Multiline Retail (0.1%)
PPR SA	4,244	468,463

Natural Gas Utility (0.1%)
Gaz de France SA	10,055	643,747

Office Electronics (0.0%)
Neopost SA	1,797	189,439

Oil, Gas & Consumable Fuels (1.5%)
Total SA	114,187	9,718,523

Personal Products (0.2%)
L’Oreal SA	13,004	1,410,365

Pharmaceutical (0.6%)
Sanofi-Aventis SA	54,355	3,611,496

Real Estate Investment Trusts (REITs) (0.2%)
Gecina SA	543	65,620
ICADE	794	92,532
Klepierre	3,920	196,505
Unibail-Rodamco (Euronext Paris Exchange)	151	34,834
Unibail-Rodamco (Euronext Amsterdam Exchange)	4,327	996,317

		1,385,808

Software (0.0%)
Dassault Systemes SA	3,620	219,739

Textiles, Apparel & Luxury Goods (0.3%)
Christian Dior SA	2,588	265,822
Hermes International	3,798	596,301
LVMH Moet Hennessy Louis Vuitton SA	13,027	1,358,810

		2,220,933

Transportation Infrastructure (0.0%)
Aeroports de Paris	1,277	119,148

Wireless Telecommunication Services (0.1%)
Bouygues SA	13,342	880,181

		64,446,392

GERMANY (8.6%) (a)
Air Freight & Logistics (0.2%)
Deutsche Post AG	46,247	1,202,266

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

GERMANY (continued)

Airline (0.0%)
Deutsche Lufthansa AG	13,075	$281,685

Auto Components (0.1%)
Continental AG	8,426	860,955

Automobiles (0.9%)
Bayerische Motoren Werke AG	1,981	78,405
Daimler AG	48,458	2,999,250
Porsche AG	4,805	738,440
Volkswagen AG	7,735	2,228,187

		6,044,282

Capital Markets (0.3%)
Deutsche Bank AG	26,725	2,289,155

Chemicals (1.4%)
BASF SE	51,468	3,531,541
Bayer AG	40,562	3,404,842
K+S AG	2,030	1,164,537
Linde AG	7,287	1,024,357
Wacker Chemie AG	877	183,873

		9,309,150

Commercial Banks (0.3%)
Commerzbank AG	34,184	1,017,055
Deutsche Postbank AG	4,546	398,975
Hypo Real Estate Holding AG	11,115	310,801

		1,726,831

Construction & Engineering (0.1%)
Bilfinger Berger AG	2,100	181,851
Hochtief AG	2,354	232,805

		414,656

Construction Materials (0.0%)
HeidelbergCement AG	1,108	158,563

Diversified Financial Services (0.2%)
Deutsche Boerse AG	10,655	1,204,500

Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG	150,360	2,468,946

Electric Utility (1.0%)
E. ON AG	33,588	6,765,675

Electrical Equipment (0.1%)
Q-Cells AG*	3,340	337,685
Solarworld AG	4,669	221,065

		558,750

Food & Staples Retailing (0.1%)
Metro AG	6,286	401,669

Health Care Equipment & Supplies (0.0%)
Fresenius SE	1,022	88,609

Health Care Providers & Services (0.1%)
Celesio AG	4,837	174,765
Fresenius Medical Care AG & Co. KGaA	10,489	576,539

		751,304

Hotels, Restaurants & Leisure (0.0%)
Tui AG*	11,943	276,454

Household Products (0.0%)
Henkel AG & KGaA	6,025	225,520

Industrial Conglomerates (0.8%)
Rheinmetall AG	2,052	148,142
Siemens AG	46,055	5,076,235

		5,224,377

Insurance (0.9%)
Allianz SE	23,871	4,195,222
Hannover Rueckversicherung AG	3,436	169,181
Muenchener Rueckversicherungs AG	11,003	1,929,854

		6,294,257

Internet Software & Services (0.0%)
United Internet AG	7,165	140,812

Machinery (0.1%)
GEA Group AG	8,393	295,118
MAN AG	5,811	643,285

		938,403

Metals & Mining (0.3%)
Salzgitter AG	2,264	414,341
ThyssenKrupp AG	19,701	1,234,581

		1,648,922

Multi-Utility (0.5%)
RWE AG	23,663	2,976,894

Multiline Retail (0.0%)
Arcandor AG*	2,880	33,342

Personal Products (0.1%)
Beiersdorf AG	4,793	352,149

Pharmaceutical (0.1%)
Merck KGAA	3,562	504,999

10 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

GERMANY (continued)

Real Estate Management & Development (0.0%)
IVG Immobilien AG	5,341	$105,274

Semiconductors & Semiconductor Equipment (0.1%)
Infineon Technologies AG*	41,344	354,273

Software (0.4%)
SAP AG	46,316	2,415,091

Textiles, Apparel & Luxury Goods (0.1%)
Adidas AG	11,188	704,826
Puma AG Rudolf Dassler Sport	348	116,662

		821,488

Transportation Infrastructure (0.0%)
Fraport AG	1,642	109,806
Hamburger Hafen und Logistik AG	1,236	95,316

		205,122

		57,044,373

GREECE (0.7%)
Beverages (0.0%) (a)
Coca Cola Hellenic Bottling Co. SA	8,678	236,082

Commercial Banks (0.4%) (a)
Alpha Bank AE	20,898	632,598
EFG Eurobank Ergasias SA	15,491	368,817
National Bank of Greece SA	27,146	1,221,643
Piraeus Bank SA	17,792	484,188

		2,707,246

Construction Materials (0.0%) (a)
Titan Cement Co. SA	2,137	84,856

Diversified Financial Services (0.1%) (a)
Marfin Investment Group SA	39,299	310,884

Diversified Telecommunication Services (0.1%)
Hellenic Telecommunications Organization SA	14,975	377,204

Electric Utility (0.0%) (a)
Public Power Corp. SA	5,900	204,623

Hotels, Restaurants & Leisure (0.1%) (a)
OPAP SA	12,364	432,563

Oil, Gas & Consumable Fuels (0.0%) (a)
Hellenic Petroleum SA	4,339	59,627

		4,413,085

HONG KONG (2.1%) (a)
Airline (0.0%)
Cathay Pacific Airways Ltd.	72,000	137,140

Commercial Banks (0.3%)
Bank of East Asia Ltd.	78,200	425,184
BOC Hong Kong Holdings Ltd.	204,000	540,766
CITIC International Financial Holdings Ltd.*	118,000	90,311
Hang Seng Bank Ltd.	42,000	886,821
Wing Hang Bank Ltd.	7,000	92,706
Wing Lung Bank Ltd.	4,800	94,289

		2,130,077

Distributor (0.1%)
Li & Fung Ltd.	124,800	376,591

Diversified Financial Services (0.1%)
Hong Kong Exchanges & Clearing Ltd.	55,500	813,030

Diversified Telecommunication Services (0.0%)
PCCW Ltd.	217,000	131,427

Electric Utilities (0.2%)
Cheung Kong Infrastructure Holdings Ltd.	16,000	67,797
CLP Holdings Ltd.	112,000	960,521
Hong Kong Electric Holdings	76,500	457,766

		1,486,084

Hotels, Restaurants & Leisure (0.1%)
Genting International PLC*	170,060	72,602
Shangri-La Asia Ltd.	58,000	135,902

		208,504

Industrial Conglomerates (0.2%)
Hutchison Whampoa Ltd.	117,000	1,179,902
NWS Holdings Ltd.	34,000	88,789

		1,268,691

Marine (0.0%)
Orient Overseas International Ltd.	11,000	55,097
Pacific Basin Shipping Ltd.	93,560	133,877

		188,974

Media (0.0%)
Television Broadcasts Ltd.	17,000	98,197

Multiline Retail (0.0%)
Lifestyle International Holdings Ltd.	31,899	44,928

2008 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

HONG KONG (continued)

Natural Gas Utility (0.1%)
Hong Kong & China Gas Co.	220,180	$523,950

Paper & Forest Products (0.0%)
Lee & Man Paper Manufacturing Ltd.	24,000	35,808

Real Estate Investment Trust (REIT) (0.1%)
Link REIT (The)	119,500	272,295

Real Estate Management & Development (0.7%)
Cheung Kong Holdings Ltd.	76,000	1,027,782
Chinese Estates Holdings Ltd.	36,000	55,465
Hang Lung Group Ltd.	49,000	218,549
Hang Lung Properties Ltd. (b)	115,000	369,204
Henderson Land Development Co. Ltd.	60,000	375,147
Hysan Development Co. Ltd.	34,000	93,565
Kerry Properties Ltd.	36,000	189,333
New World Development Co. Ltd.	135,000	275,758
Shun Tak Holdings Ltd.	36,000	33,746
Sino Land Co.	96,000	191,059
Sun Hung Kai Properties Ltd. (b)	77,000	1,046,777
Swire Pacific Ltd., Class A	45,500	465,746
Wharf Holdings Ltd.	77,000	322,381
Wheelock & Co. Ltd.	34,000	91,358

		4,755,870

Road & Rail (0.1%)
MTR Corp.	78,500	247,320

Semiconductors & Semiconductor Equipment (0.0%)
ASM Pacific Technology Ltd.	11,500	86,921

Specialty Retail (0.1%)
Esprit Holdings Ltd.	58,200	606,027

Textiles, Apparel & Luxury Goods (0.0%)
C C Land Holdings Ltd.	38,535	23,991
Yue Yuen Industrial Holdings	40,000	95,037

		119,028

Trading Companies & Distributors (0.0%)
Noble Group Ltd.	88,200	154,416

Transportation Infrastructure (0.0%)
Hong Kong Aircraft Engineering	1,600	24,677
Hopewell Holdings	22,000	78,207

		102,884

		13,788,162

IRELAND (0.6%)
Airline (0.0%)(a)
Ryanair Holdings PLC*	5,422	23,854

Commercial Banks (0.3%)
Allied Irish Banking PLC (a)	48,378	745,480
Anglo Irish Bank Corp. PLC (a)	42,007	391,786
Bank of Ireland	55,189	477,093

		1,614,359

Commercial Services & Supplies (0.1%) (a)
Experian Group Ltd.	55,993	414,070

Construction Materials (0.1%) (a)
CRH PLC	29,698	863,051

Containers & Packaging (0.0%) (a)
Smurfit Kappa Group PLC	4,376	35,670

Food Products (0.0%) (a)
Kerry Group PLC	7,876	232,456

Insurance (0.0%) (a)
Irish Life & Permanent PLC	15,586	160,366

Pharmaceutical (0.1%) (a)
Elan Corp. PLC*	24,700	873,478

		4,217,304

ITALY (3.7%) (a)
Aerospace & Defense (0.1%)
Finmeccanica SpA	16,484	430,951

Automobiles (0.1%)
Fiat SpA	39,000	634,742

Capital Markets (0.1%)
Mediobanca SpA	27,182	460,609

Commercial Banks (1.2%)
Banca Carige SpA	25,959	91,291
Banca Monte dei Paschi di Siena SpA	109,578	308,835
Banca Popolare di Milano Scarl	22,224	207,409
Banco Popolare SC	35,255	622,768
Intesa Sanpaolo SpA	407,458	2,316,122
Intesa Sanpaolo SpA — RNC	40,507	208,706
UniCredit SpA	598,986	3,643,205
Unione di Banche Italiane SpA	33,340	778,939

		8,177,275

12 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

ITALY (continued)

Construction Materials (0.0%)
Italcementi SpA	4,328	$71,593
Italcementi SpA	4,301	49,897

		121,490

Diversified Financial Services (0.0%)
IFIL — Investments SpA	18,108	117,011

Diversified Telecommunication Services (0.2%)
Telecom Italia SpA	535,029	1,070,011
Telecom Italia SpA RNC	318,912	514,796

		1,584,807

Electric Utilities (0.4%)
Enel SpA	230,193	2,183,504
Terna SpA	67,099	283,515

		2,467,019

Electrical Equipment (0.0%)
Prysmian SpA	6,108	154,185

Energy Equipment & Services (0.1%)
Saipem SpA	14,570	680,905

Food Products (0.0%)
Parmalat SpA	92,964	241,812

Hotels, Restaurants & Leisure (0.0%)
Autogrill SpA*	6,191	74,017
Lottomatica SpA	3,580	106,658

		180,675

Industrial Conglomerate (0.0%)
Pirelli & C SpA	153,520	105,316

Insurance (0.4%)
Alleanza Assicurazioni SpA	23,741	256,774
Assicurazioni Generali SpA	56,034	2,141,335
Fondiaria-Sai SpA	3,985	131,316
Mediolanum SpA	13,711	56,772
Unipol Gruppo Finanziario SpA	39,514	92,829

		2,679,026

Media (0.1%)
Mediaset SpA	42,916	282,237

Multi-Utility (0.0%)
A2A SpA	70,353	256,845

Natural Gas Utility (0.1%)
Snam Rete Gas SpA	43,748	298,177

Oil, Gas & Consumable Fuels (0.8%)
Eni SpA	138,306	5,137,640

Textiles, Apparel & Luxury Goods (0.0%)
Bulgari SpA	8,942	89,883
Luxottica Group SpA	7,864	183,512

		273,395

Transportation Infrastructure (0.1%)
Atlantia SpA	12,739	384,717

		24,668,834

JAPAN (21.3%)
Air Freight & Logistics (0.1%) (a)
Yamato Holdings Co. Ltd.	22,000	307,140

Airlines (0.0%)(a)
All Nippon Airways Co. Ltd.	31,000	115,957
Japan Airlines Corp.*	55,000	115,536

		231,493

Auto Components (0.4%) (a)
Aisin Seiki Co. Ltd.	10,600	348,245
Bridgestone Corp.	33,400	512,461
Denso Corp.	26,500	912,826
NGK Spark Plug Co. Ltd.	10,000	115,120
NHK Spring Co. Ltd.	9,000	71,837
NOK Corp.	6,000	95,499
Stanley Electric Co. Ltd.	8,400	203,677
Sumitomo Rubber Industries, Inc.	10,000	74,810
Tokai Rika Co. Ltd.	3,100	64,197
Toyoda Gosei Co. Ltd.	3,700	108,294
Toyota Boshoku Corp.	2,500	67,047
Toyota Industries Corp.	8,400	269,737

		2,843,750

Automobiles (1.9%) (a)
Daihatsu Motor Co. Ltd.	11,000	126,149
Fuji Heavy Industries Ltd.	33,000	161,916
Honda Motor Co. Ltd.	89,500	3,054,768
Isuzu Motors Ltd.	70,000	337,133
Mazda Motor Corp.	51,000	265,530
Mitsubishi Motors Corp.*	197,000	358,647
Nissan Motor Co. Ltd.	123,000	1,021,718
Suzuki Motor Corp.	19,400	459,546
Toyota Motor Corp.	145,500	6,869,154
Yamaha Motor Co. Ltd.	11,300	211,657

		12,866,218

Beverages (0.2%) (a)
Asahi Breweries Ltd.	21,300	398,228
Coca-Cola West Holdings Co. Ltd.	3,100	72,357

2008 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

JAPAN (continued)
Beverages (continued)

Ito En Ltd.	3,800	$59,867
Kirin Holdings Co. Ltd.	43,000	672,499
Sapporo Holdings Ltd.	8,000	56,018

		1,258,969

Building Products (0.3%) (a)
Asahi Glass Co. Ltd.	55,000	665,976
Daikin Industries Ltd.	14,400	728,208
JS Group Corp.	11,900	189,497
Nippon Sheet Glass Co. Ltd.	34,000	168,537
TOTO Ltd.	15,000	105,701

		1,857,919

Capital Markets (0.4%) (a)
Daiwa Securities Group, Inc.	73,000	671,388
Jafco Co. Ltd.	2,000	68,485
Nomura Holdings, Inc.	96,000	1,421,805
SBI Holdings, Inc.	627	137,247
SBI Securities Co. Ltd.	49	38,276
Shinko Securities Co. Ltd.	18,000	53,079

		2,390,280

Chemicals (0.9%) (a)
Asahi Kasei Corp.	66,000	346,080
Daicel Chemical Industries Ltd.	16,000	90,140
Dainippon Ink & Chemicals, Inc.	32,000	92,876
Denki Kagaku Kogyo KK	28,000	103,851
Hitachi Chemical Co. Ltd.	3,600	74,307
JSR Corp.	10,000	198,761
Kaneka Corp.	10,000	68,129
Kansai Paint Co. Ltd.	7,000	48,478
Kuraray Co. Ltd.	19,500	232,703
Mitsubishi Chemical Holdings Corp.	62,500	363,989
Mitsubishi Gas Chemical Co., Inc.	22,000	158,511
Mitsubishi Rayon Co. Ltd.	31,000	97,795
Mitsui Chemicals, Inc.	36,000	177,801
Nissan Chemical Industries Ltd.	8,000	98,459
Nitto Denko Corp.	9,100	349,857
Shin-Etsu Chemical Co. Ltd.	22,300	1,384,024
Showa Denko KK	67,000	177,902
Sumitomo Chemical Co. Ltd.	86,000	541,884
Taiyo Nippon Sanso Corp.	16,000	133,518
Teijin Ltd.	50,000	171,585
Tokuyama Corp.	13,000	96,888
Toray Industries, Inc.	73,000	391,844
Tosoh Corp.	29,000	118,753
UBE Industries Ltd.	56,000	198,384

		5,716,519

Commercial Banks (2.2%) (a)
77 Bank Ltd. (The)	12,000	75,469
Aozora Bank Ltd.	39,000	89,224
Bank of Kyoto Ltd. (The)	17,000	177,719
Bank of Yokohama Ltd. (The)	69,000	477,222
Chiba Bank Ltd. (The)	42,000	294,955
Chugoku Bank Ltd. (The)	9,000	130,778
Chuo Mitsui Trust Holdings, Inc.	44,000	262,110
Fukuoka Financial Group, Inc.	43,000	194,411
Gunma Bank Ltd. (The)	23,000	153,353
Hachijuni Bank Ltd. (The)	24,000	155,737
Hiroshima Bank Ltd. (The)	18,000	80,269
Hokuhoku Financial Group, Inc.	54,000	156,661
Iyo Bank Ltd. (The)	14,000	163,944
Joyo Bank Ltd. (The)	29,000	141,250
Mitsubishi UFJ Financial Group, Inc.	552,667	4,884,854
Mizuho Financial Group, Inc.	524	2,438,430
Mizuho Trust & Banking Co. Ltd.	64,000	110,334
Nishi-Nippon City Bank Ltd. (The)	29,000	86,500
Resona Holdings, Inc.	281	431,658
Sapporo Hokuyo Holdings, Inc.	17	115,049
Shinsei Bank Ltd.	55,000	188,574
Shizuoka Bank Ltd. (The)	33,000	337,296
Sumitomo Mitsui Financial Group, Inc.	356	2,677,572
Sumitomo Trust & Banking Co. Ltd. (The)	78,000	544,994
Suruga Bank Ltd.	13,000	169,281
Yamaguchi Financial Group, Inc.	12,000	166,115

		14,703,759

Commercial Services & Supplies (0.2%) (a)
Dai Nippon Printing Co. Ltd.	33,000	485,900
Secom Co. Ltd.	11,500	560,224
Toppan Printing Co. Ltd.	29,000	319,495

		1,365,619

Computers & Peripherals (0.4%) (a)
Fujitsu Ltd.	102,000	757,541
Mitsumi Electric Co. Ltd.	4,700	104,801
NEC Corp.	106,000	556,627
Seiko Epson Corp.	7,100	195,163

14 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

JAPAN (continued)
Computers & Peripherals (continued)

Toshiba Corp.	167,000	$1,232,223

		2,846,355

Construction & Engineering (0.1%) (a)
JGC Corp.	12,000	236,333
Kajima Corp.	47,000	164,454
Kinden Corp.	3,000	30,290
Obayashi Corp.	35,000	158,652
Shimizu Corp.	33,000	156,392
Taisei Corp.	55,000	131,212

		877,333

Construction Materials (0.0%) (a)
Taiheiyo Cement Corp.	52,000	104,493

Consumer Finance (0.2%) (a)
Acom Co. Ltd.	3,620	112,064
Aeon Credit Service Co. Ltd.	4,500	56,399
Aiful Corp.	4,450	51,486
Credit Saison Co. Ltd.	9,200	193,012
Mitsubishi UFJ Nicos Co. Ltd.*	14,000	46,322
ORIX Corp.	5,020	719,101
Promise Co. Ltd.	3,400	95,074
Takefuji Corp.	6,330	88,159

		1,361,617

Containers & Packaging (0.0%) (a)
Toyo Seikan Kaisha Ltd.	9,200	162,437

Distributor (0.0%) (a)
Canon Marketing Japan, Inc.	1,400	24,630

Diversified Consumer Services (0.0%) (a)
Benesse Corp.	4,200	170,128

Diversified Financial Services (0.0%) (a)
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,270	142,105

Diversified Telecommunication Services (0.2%) (a)
Nippon Telegraph & Telephone Corp.	271	1,337,378

Electric Utilities (0.8%) (a)
Chubu Electric Power Co., Inc.	36,100	881,901
Chugoku Electric Power Co., Inc. (The)	14,100	300,915
Hokkaido Electric Power Co., Inc.	8,300	169,057
Hokuriku Electric Power Co.	9,900	235,471
Kansai Electric Power Co., Inc. (The)	42,000	984,088
Kyushu Electric Power Co., Inc.	20,900	437,389
Shikoku Electric Power Co., Inc.	10,400	286,002
Tohoku Electric Power Co., Inc.	23,500	511,938
Tokyo Electric Power Co., Inc. (The)	66,100	1,702,210

		5,508,971

Electrical Equipment (0.3%) (a)
Fuji Electric Holdings Co. Ltd.	32,000	113,159
Furukawa Electric Co. Ltd.	36,000	156,719
Matsushita Electric Works Ltd.	16,000	163,294
Mitsubishi Electric Corp.	105,000	1,135,827
Sumitomo Electric Industries Ltd.	41,100	522,025
Ushio, Inc.	6,900	113,007

		2,204,031

Electronic Equipment & Instruments (1.1%) (a)
Alps Electric Co. Ltd.	9,800	101,378
Citizen Holdings Co. Ltd.	18,400	140,391
FUJIFILM Holdings Corp.	26,600	916,380
Hirose Electric Co. Ltd.	1,500	150,739
Hitachi Ltd.	183,000	1,318,056
HOYA Corp.	22,700	525,856
Ibiden Co. Ltd.	7,500	273,159
Keyence Corp.	2,100	500,654
Kyocera Corp.	8,900	839,686
Mabuchi Motor Co. Ltd.	900	48,885
Murata Manufacturing Co. Ltd.	11,700	552,067
Nidec Corp.	6,000	399,713
Nippon Electric Glass Co. Ltd.	19,500	338,997
Omron Corp.	9,600	207,225
TDK Corp.	6,800	406,957
Yaskawa Electric Corp.	13,000	127,592
Yokogawa Electric Corp.	13,000	119,119

		6,966,854

Food & Staples Retailing (0.3%) (a)
AEON Mall Co. Ltd.	35,100	434,551
FamilyMart Co. Ltd.	3,400	139,190
Lawson, Inc.	3,900	190,035
Seven & I Holdings Co. Ltd.	44,200	1,265,762
UNY Co. Ltd.	11,000	108,452

		2,137,990

Food Products (0.2%) (a)
Ajinomoto Co., Inc.	37,000	350,585
Kikkoman Corp.	8,000	97,740

2008 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

JAPAN (continued)
Food Products (continued)

Meiji Dairies Corp.	16,000	$82,110
Nippon Meat Packers, Inc.	10,000	135,523
Nisshin Seifun Group, Inc.	10,500	131,994
Nissin Food Products Co. Ltd.	3,200	107,306
Toyo Suisan Kaisha Ltd.	5,000	113,179
Yakult Honsha Co. Ltd.	5,500	154,959
Yamazaki Baking Co. Ltd.	7,000	77,047

		1,250,443

Gas Distribution (0.0%) (a)
TOHO GAS Co. Ltd.	28,000	153,563

Health Care Equipment & Supplies (0.2%) (a)
Olympus Corp.	13,000	440,779
Shimadzu Corp.	14,000	139,617
Terumo Corp.	9,300	475,919

		1,056,315

Health Care Providers & Services (0.1%) (a)
Alfresa Holdings Corp.	1,200	85,897
Mediceo Paltac Holdings Co. Ltd.	6,100	112,349
Suzuken Co. Ltd.	2,800	103,444

		301,690

Hotels, Restaurants & Leisure (0.0%) (a)
Oriental Land Co. Ltd.	2,100	125,481

Household Durables (1.1%) (a)
Casio Computer Co. Ltd.	13,200	150,217
Daito Trust Construction Co. Ltd.	4,500	218,286
Daiwa House Industry Co. Ltd.	28,000	263,622
Haseko Corp.	72,500	97,024
Makita Corp.	6,800	278,328
Matsushita Electric Industrial Co. Ltd.	99,000	2,118,283
Pioneer Corp.	9,100	73,217
Sanyo Electric Co. Ltd.*	93,000	216,250
Sekisui Chemical Co. Ltd.	19,000	129,597
Sekisui House Ltd.	26,000	243,115
Sharp Corp.	55,000	896,697
Sony Corp.	54,400	2,384,889

		7,069,525

Household Products (0.1%) (a)
Kao Corp.	29,000	761,428
Unicharm Corp.	2,300	163,630

		925,058

Independent Power Producers & Energy Traders (0.0%) (a)
Electric Power Development Co.	7,400	274,773

Industrial Conglomerate (0.0%) (a)
Hankyu Hanshin Holdings, Inc.	56,000	235,347

Information Technology Services (0.1%) (a)
CSK Holdings Corp.	3,800	74,879
Itochu Techno-Solutions Corp.	700	22,750
Nomura Research Institute Ltd.	6,400	150,078
NTT Data Corp.	70	274,086
Obic Co. Ltd.	230	38,682
Otsuka Corp.	900	62,164

		622,639

Insurance (0.6%) (a)
Aioi Insurance Co. Ltd.	26,000	138,826
Mitsui Sumitomo Insurance Group Holdings, Inc.*	19,804	684,555
Nipponkoa Insurance Co. Ltd.	37,000	321,387
Sompo Japan Insurance, Inc.	46,000	432,577
Sony Financial Holdings, Inc. (b)	37	148,980
T&D Holdings, Inc.	10,750	663,160
Tokio Marine Holdings, Inc.	38,000	1,481,263

		3,870,748

Internet & Catalog Retail (0.1%) (a)
Dena Co. Ltd.	17	100,149
Rakuten, Inc.	365	184,288

		284,437

Internet Software & Services (0.1%) (a)
Yahoo! Japan Corp.	830	319,723

Leisure Equipment & Products (0.2%) (a)
Namco Bandai Holdings, Inc.	11,500	130,418
Nikon Corp.	19,000	556,270
Sankyo Co. Ltd.	3,000	195,499
Sega Sammy Holdings, Inc.	10,500	91,928
Shimano, Inc.	3,800	191,047
Yamaha Corp.	9,900	191,467

		1,356,629

Machinery (1.0%) (a)
Amada Co. Ltd.	21,000	166,154
Fanuc Ltd.	10,400	1,017,235
Hino Motors Ltd.	15,000	93,177
Hitachi Construction Machinery Co. Ltd.	6,000	168,239

16 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

JAPAN (continued)
Machinery (continued)

IHI Corp.	74,000	$149,916
Japan Steel Works Ltd. (The)	19,000	369,598
JTEKT Corp.	10,900	173,189
Kawasaki Heavy Industries Ltd.	84,000	224,397
Komatsu Ltd.	48,800	1,362,988
Kubota Corp.	60,000	431,274
Kurita Water Industries Ltd.	6,300	233,786
Minebea Co. Ltd.	21,000	120,112
Mitsubishi Heavy Industries Ltd.	175,000	835,967
Mitsui Engineering & Shipbuilding Co. Ltd.	40,000	126,877
NGK Insulators Ltd.	15,000	292,476
NSK Ltd.	25,000	219,082
NTN Corp.	24,000	160,055
Okuma Corp.	8,000	79,655
SMC Corp.	3,200	351,269
Sumitomo Heavy Industries Ltd.	32,000	217,068
THK Co. Ltd.	6,800	132,337

		6,924,851

Marine (0.3%) (a)
Kawasaki Kisen Kaisha Ltd.	33,000	310,166
Mitsui OSK Lines Ltd.	62,000	884,367
Nippon Yusen KK	61,000	587,623

		1,782,156

Media (0.1%) (a)
Dentsu, Inc.	109	231,338
Fuji Television Network, Inc.	17	25,663
Hakuhodo DY Holdings, Inc.	430	22,956
Jupiter Telecommunications Co. Ltd. (b)	80	62,068
Toho Co. Ltd.	4,100	83,809
Tokyo Broadcasting System, Inc.	500	9,499

		435,333

Metals & Mining (0.9%) (a)
Daido Steel Co. Ltd.	17,000	95,136
Dowa Holdings Co. Ltd.	16,000	116,897
Hitachi Metals Ltd.	9,000	147,789
JFE Holdings, Inc.	28,200	1,421,994
Kobe Steel Ltd.	146,000	418,149
Mitsubishi Materials Corp.	64,000	273,727
Mitsui Mining & Smelting Co. Ltd.	34,000	100,411
Nippon Steel Corp.	277,000	1,501,450
Nisshin Steel Co. Ltd.	30,000	102,134
OSAKA Titanium Technologies Co.	700	36,771
Sumitomo Metal Industries Ltd.	209,000	920,317
Sumitomo Metal Mining Co. Ltd.	30,000	458,954
Toho Titanium Co. Ltd.	141	2,765
Tokyo Steel Manufacturing Co. Ltd.	6,200	71,820
Yamato Kogyo Co. Ltd.	2,300	109,850

		5,778,164

Multiline Retail (0.1%)
Isetan Mitsukoshi Holdings Ltd.*	18,960	203,047
J. Front Retailing Co. Ltd. (a)	16,400	86,839
Marui Group Co. Ltd. (a)	15,000	116,797
Takashimaya Co. Ltd. (a)	17,000	154,476

		561,159

Natural Gas Utilities (0.1%) (a)
Osaka Gas Co. Ltd.	111,000	407,238
Tokyo Gas Co. Ltd.	128,000	517,255

		924,493

Office Electronics (0.6%) (a)
Brother Industries Ltd.	10,100	139,277
Canon, Inc.	56,800	2,924,246
Konica Minolta Holdings, Inc.	26,500	448,934
Ricoh Co. Ltd.	37,000	669,770

		4,182,227

Oil, Gas & Consumable Fuels (0.3%)
Cosmo Oil Co. Ltd. (a)	32,000	115,957
Idemitsu Kosan Co. Ltd. (b)	1,300	115,630
Inpex Holdings, Inc. (a)	45	568,355
Japan Petroleum Exploration Co. (a)	1,600	114,246
Nippon Mining Holdings, Inc. (a)	48,500	304,555
Nippon Oil Corp. (a)	72,000	485,156
Showa Shell Sekiyu KK (a)	10,900	119,684
TonenGeneral Sekiyu KK (a)	11,000	99,941

		1,923,524

Paper & Forest Products (0.1%) (a)
Nippon Paper Group, Inc.	52	142,280
OJI Paper Co. Ltd.	48,000	225,766

		368,046

Personal Products (0.1%) (a)
Shiseido Co. Ltd.	18,000	412,564

2008 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

JAPAN (continued)

Pharmaceuticals (1.0%) (a)
Astellas Pharma, Inc.	26,800	$1,139,836
Chugai Pharmaceutical Co. Ltd.	12,500	199,900
Daiichi Sankyo Co. Ltd.	38,000	1,046,987
Dainippon Sumitomo Pharma Co. Ltd.	10,000	80,900
Eisai Co. Ltd.	13,900	491,072
HISAMITSU PHARMACEUTICAL Co., Inc.	3,800	165,494
Kyowa Hakko Kogyo Co. Ltd.	13,000	133,305
Mitsubishi Tanabe Pharma Corp.	10,000	130,734
Ono Pharmaceutical Co. Ltd.	5,400	297,861
Santen Pharmaceutical Co. Ltd.	4,300	107,933
Shionogi & Co. Ltd.	16,000	316,842
Taisho Pharmaceutical Co. Ltd.	7,000	130,242
Takeda Pharmaceutical Co. Ltd.	45,800	2,329,694

		6,570,800

Real Estate Investment Trusts (REITs) (0.1%) (a)
Japan Prime Realty Investment Corp.	16	47,345
Japan Real Estate Investment Corp.	24	253,523
Japan Retail Fund Investment Corp.	11	63,433
Nippon Building Fund, Inc.	29	342,035
Nomura Real Estate Office Fund, Inc.	16	120,518

		826,854

Real Estate Management & Development (0.5%) (a)
Aeon Mall Co. Ltd.	2,500	73,964
Leopalace21 Corp.	7,200	103,300
Mitsubishi Estate Co. Ltd.	64,000	1,465,463
Mitsui Fudosan Co. Ltd.	46,000	984,676
Nomura Real Estate Holdings, Inc.	2,100	44,378
NTT Urban Development Corp.	40	52,447
Sumitomo Realty & Development Co. Ltd.	21,000	417,814
Tokyo Tatemono Co. Ltd.	16,000	103,640
Tokyu Land Corp.	26,000	148,071

		3,393,753

Road & Rail (0.7%) (a)
Central Japan Railway Co.	85	937,042
East Japan Railway Co.	185	1,507,095
Keihin Electric Express Railway Co. Ltd.	17,000	105,386
Keio Corp.	33,000	167,028
Keisei Electric Railway Co. Ltd.	10,000	51,196
Kintetsu Corp.	75,000	235,300
Nippon Express Co. Ltd.	45,000	216,148
Odakyu Electric Railway Co. Ltd.	35,000	227,521
Tobu Railway Co. Ltd.	46,000	218,093
Tokyu Corp.	63,000	326,942
West Japan Railway Co.	93	456,533

		4,448,284

Semiconductors & Semiconductor Equipment (0.2%) (a)
Advantest Corp.	8,400	177,081
Elpida Memory, Inc.*	6,100	195,660
NEC Electronics Corp.*	900	22,493
Rohm Co. Ltd.	5,600	323,386
Shinko Electric Industries Co. Ltd.	4,000	49,506
Sumco Corp.	7,200	159,545
Tokyo Electron Ltd.	9,400	542,156

		1,469,827

Software (0.6%) (a)
Konami Corp.	5,600	195,895
Nintendo Co. Ltd.	5,400	3,062,629
Oracle Corp.	1,000	40,774
Square Enix Co. Ltd.	3,700	109,509
Trend Micro, Inc.	6,000	197,891

		3,606,698

Specialty Retail (0.1%) (a)
Fast Retailing Co. Ltd.	2,600	246,705
Hikari Tsushin, Inc.	600	19,796
Nitori Co. Ltd.	1,450	74,498
Shimamura Co. Ltd.	1,300	80,169
USS Co. Ltd.	1,050	69,387
Yamada Denki Co. Ltd.	4,770	339,902

		830,457

Steel & Iron (0.0%) (a)
Maruichi Steel Tube Ltd.	1,600	50,076

Textiles, Apparel & Luxury Goods (0.0%) (a)
Asics Corp.	9,000	98,380
Nisshinbo Industries, Inc.	8,000	95,220
Onward Holdings Co. Ltd.	8,000	84,129

		277,729

18 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

JAPAN (continued)

Tobacco (0.2%) (a)
Japan Tobacco, Inc.	245	$1,045,037

Trading Companies & Distributors (1.1%) (a)
Hitachi High-Technologies Corp.	3,000	69,622
ITOCHU Corp.	82,000	874,388
Marubeni Corp.	90,000	750,795
Mitsubishi Corp.	73,400	2,418,925
Mitsui & Co. Ltd.	94,000	2,074,975
Sojitz Corp.	68,400	228,205
Sumitomo Corp.	61,300	805,490
Toyota Tsusho Corp.	11,800	277,001

		7,499,401

Transportation Infrastructure (0.0%) (a)
Kamigumi Co. Ltd.	15,000	113,741
Mitsubishi Logistics Corp.	7,000	76,682

		190,423

Wireless Telecommunication Services (0.4%) (a)
KDDI Corp.	159	983,939
NTT DoCoMo, Inc.	837	1,227,835
Softbank Corp.	41,200	694,851

		2,906,625

		141,640,840

LUXEMBOURG (0.8%) (a)
Diversified Telecommunication Services (0.0%)
Ses Global — FDR	913	22,808

Energy Equipment & Services (0.0%)
Acergy SA	10,800	240,747

Media (0.1%)
SES — FDR	15,807	399,264

Metals & Mining (0.6%)
ArcelorMittal	45,680	4,488,779
ArcelorMittal	400	39,331

		4,528,110

Wireless Telecommunication Services (0.1%)
Millicom International Cellular SA — SDR	3,753	386,471

		5,577,400

NETHERLANDS (2.7%) (a)
Aerospace & Defense (0.1%)
European Aeronautic Defence and Space Co. NV	18,032	339,717

Air Freight & Logistics (0.1%)
TNT NV	20,833	708,967

Beverages (0.1%)
Heineken Holding NV	5,109	233,819
Heineken NV	12,522	637,607

		871,426

Chemicals (0.2%)
Akzo Nobel NV	14,891	1,018,952
Koninklijke DSM NV	7,531	441,365

		1,460,317

Commercial Banks (0.0%)
SNS Reaal	7,505	144,993

Commercial Services & Supplies (0.0%)
Randstad Holding NV	5,525	192,265

Diversified Financial Services (0.5%)
ING Groep NV CVA	99,810	3,155,468

Diversified Telecommunication Services (0.3%)
Koninklijke KPN NV	100,650	1,720,636

Energy Equipment & Services (0.1%)
Fugro NV CVA	3,243	276,121
SBM Offshore NV	8,002	294,412

		570,533

Food & Staples Retailing (0.1%)
Koninklijke Ahold NV	65,345	875,908

Food Products (0.4%)
Unilever NV CVA	86,342	2,441,405

Household Durables (0.0%)
TomTom NV*	3,499	99,951

Industrial Conglomerate (0.3%)
Koninklijke Philips Electronics NV	57,817	1,957,814

Insurance (0.2%)
Aegon NV	74,340	977,237

Media (0.1%)
Reed Elsevier NV	34,424	576,060
Wolters Kluwer NV	16,462	383,132

		959,192

Real Estate Investment Trust (REIT) (0.0%)
Corio NV	2,479	193,070

Semiconductors & Semiconductor Equipment (0.2%)
ASML Holding NV	23,700	580,038

2008 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

NETHERLANDS (continued)
Semiconductors & Semiconductor Equipment (continued)

STMicroelectronics NV	37,838	$391,421

		971,459

		17,640,358

NEW ZEALAND (0.1%) (a)
Construction Materials (0.0%)
Fletcher Building Ltd.	29,053	140,481

Diversified Telecommunication Services (0.1%)
Telecom Corp. of New Zealand Ltd.	102,655	278,862

Electric Utility (0.0%)
Contact Energy Ltd.	10,055	61,175

Hotels, Restaurants & Leisure (0.0%)
Sky City Entertainment Group Ltd.	22,967	53,543

Transportation Infrastructure (0.0%)
Auckland International Airport Ltd.	22,793	33,877

		567,938

NORWAY (1.1%) (a)
Chemicals (0.1%)
Yara International ASA	10,350	914,444

Commercial Banks (0.1%)
DnB NOR ASA	40,500	514,730

Diversified Telecommunication Services (0.1%)
Telenor ASA	46,100	865,753

Electrical Equipment (0.0%) (b)
Renewable Energy Corp. ASA*	8,261	213,374

Energy Equipment & Services (0.2%)
Aker Kvaerner ASA*	9,255	218,167
Petroleum Geo-Services ASA*	9,517	233,154
Seadrill Ltd. (b)	15,373	469,425

		920,746

Industrial Conglomerate (0.1%) (b)
Orkla ASA, Class A	45,684	585,612

Insurance (0.0%)
Storebrand ASA	20,836	154,352

Metals & Mining (0.1%)
Norsk Hydro ASA	38,981	568,633

Oil, Gas & Consumable Fuels (0.4%)
StatoilHydro ASA	69,753	2,603,533

		7,341,177

PORTUGAL (0.3%) (a)
Commercial Banks (0.1%)
Banco BPI SA	8,726	35,999
Banco Comercial Portugues SA	130,926	282,365
Banco Espirito Santo SA	11,761	182,915

		501,279

Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS SA	10,115	67,819

Diversified Telecommunication Services (0.1%)
Portugal Telecom SGPS SA	36,949	417,874

Electric Utility (0.1%)
EDP-Energias de Portugal SA	100,870	524,466

Industrial Conglomerate (0.0%)
Sonae SGPS SA	55,006	65,891

Media (0.0%)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	10,222	84,777

Transportation Infrastructure (0.0%)
BRISA	13,062	150,471

		1,812,577

SINGAPORE (1.2%) (a)
Aerospace & Defense (0.0%)
Singapore Technologies Engineering Ltd.	54,000	109,348

Agriculture (0.0%)
Golden Agri-Resources Ltd.	279,000	184,215

Airline (0.1%)
Singapore Airlines Ltd.	28,867	312,512

Commercial Banks (0.4%)
DBS Group Holdings Ltd.	62,000	862,826
Oversea-Chinese Banking Corp.	137,000	825,399
United Overseas Bank Ltd.	67,000	920,032

		2,608,257

Distributor (0.0%)
Jardine Cycle & Carriage Ltd.	5,000	62,681

20 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

SINGAPORE (continued)

Diversified Financial Services (0.1%)
Singapore Exchange Ltd.	48,000	$244,920

Diversified Telecommunication Services (0.2%) (b)
Singapore Telecommunications Ltd.	417,850	1,114,164

Electronic Equipment & Instruments (0.0%)
Venture Corp. Ltd.	12,000	86,854

Food & Staples Retailing (0.0%)
Olam International Ltd.	67,600	120,616

Food Products (0.0%)
Wilmar International Ltd.	43,294	160,914

Health Care Providers & Services (0.0%)
Parkway Holdings Ltd.	53,866	91,931

Industrial Conglomerates (0.1%)
Fraser & Neave Ltd.	40,745	135,969
Keppel Corp. Ltd.	70,000	574,321
SembCorp Industries Ltd.	56,000	171,949

		882,239

Machinery (0.0%)
SembCorp Marine Ltd.	47,800	142,522

Marine (0.0%)
Cosco Corp. Singapore Ltd.	51,000	120,378
Neptune Orient Lines Ltd.	31,000	73,751

		194,129

Media (0.1%)
Singapore Press Holdings Ltd.	85,000	265,839

Real Estate Investment Trusts (REITs) (0.1%)
Ascendas Real Estate Investment Trust	60,000	97,307
CapitaCommercial Trust	59,000	82,984
CapitaMall Trust	67,000	147,816

		328,107

Real Estate Management & Development (0.1%)
Capitaland Ltd.	93,000	390,895
City Developments Ltd.	28,000	224,181
Keppel Land Ltd.	21,000	76,720
UOL Group Ltd.	13,000	32,449
Yanlord Land Group Ltd.	10,000	13,670

		737,915

Road & Rail (0.0%)
ComfortDelgro Corp. Ltd.	104,000	114,998

		7,762,161

SPAIN (4.0%)
Airline (0.0%) (a)
Iberia Lineas Aereas de Espana	30,879	73,510

Biotechnology (0.0%) (a)
Grifols SA	7,144	227,517

Commercial Banks (1.6%) (a)
Banco Bilbao Vizcaya Argentaria SA	188,890	3,598,736
Banco de Sabadell SA	50,814	428,269
Banco Popular Espanol SA	43,472	599,012
Banco Santander SA	331,517	6,047,669
Bankinter SA	11,283	127,960

		10,801,646

Construction & Engineering (0.2%) (a)
Acciona SA	1,588	375,349
ACS Actividades de Construccion y Servicios SA	10,701	535,417
Fomento de Construcciones y Contratas SA	2,612	154,520
Grupo Ferrovial SA	3,557	219,113
Sacyr Vallehermoso SA	2,788	85,103

		1,369,502

Diversified Financial Services (0.0%) (a)
Criteria Caixacorp SA	46,969	280,246

Diversified Telecommunication Services (0.9%) (a)
Telefonica SA	227,892	6,030,325

Electric Utilities (0.5%)(a)
Iberdrola SA	185,065	2,465,542
Red Electrica de Espana	6,008	389,960
Union Fenosa SA	6,758	392,687

		3,248,189

Electrical Equipment (0.1%) (a)
Gamesa Corp. Tecnologica SA	10,065	492,704

Gas Distribution (0.1%) (a)
Enagas	10,021	282,846

Independent Power Producers & Energy Traders (0.1%) (a)
Iberdrola Renovables*	46,610	359,059

Information Technology Services (0.0%) (a)
Indra Sistemas SA	5,667	146,905

2008 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

SPAIN (continued)

Insurance (0.0%) (a)
Mapfre SA	38,727	$184,851

Machinery (0.0%)
Zardoya Otis SA (a)	4,663	96,501
Zardoya Otis SA	3,233	5,752

		102,253

Media (0.0%) (a)
Gestevision Telecinco SA	5,993	76,310
Promotora de Informaciones SA	5,447	58,061

		134,371

Metals & Mining (0.0%) (a)
Acerinox SA	8,107	185,999

Natural Gas Utility (0.1%) (a)
Gas Natural SDG SA	6,226	361,517

Oil, Gas & Consumable Fuels (0.2%) (a)
Repsol YPF SA	38,903	1,526,584

Specialty Retail (0.1%) (a)
Inditex SA	12,034	551,597

Transportation Infrastructure (0.1%) (a)
Abertis Infraestructuras SA	13,024	308,110
Cintra Concesiones de Infraestructuras de Transporte SA	12,440	138,777

		446,887

		26,806,508

SWEDEN (2.1%) (a)
Building Products (0.0%)
Assa Abloy AB, Class B	17,400	250,429

Commercial Banks (0.4%)
Nordea Bank AB	110,300	1,511,852
Skandinaviska Enskilda Banken AB, Class A	25,400	468,750
Svenska Handelsbanken AB, Class A	25,300	599,551
Swedbank AB, Class A	19,800	380,555

		2,960,708

Commercial Services & Supplies (0.0%)
Securitas AB	17,600	203,646

Communications Equipment (0.3%)
Telefonaktiebolaget LM Ericsson, Class B	160,600	1,670,508

Construction & Engineering (0.0%)
Skanska AB	20,800	296,748

Diversified Financial Services (0.1%)
Baloise Holding AG	2,865	300,566
Investor AB	25,000	525,022

		825,588

Diversified Telecommunication Services (0.2%)
Tele2 AB, B Shares	16,800	326,804
TeliaSonera AB	121,500	898,525

		1,225,329

Health Care Equipment & Supplies (0.0%)
Getinge AB	9,650	235,350

Household Durables (0.1%)
Electrolux AB, Class B	14,349	182,386
Husqvarna AB, Class B	13,903	120,970

		303,356

Machinery (0.5%)
Alfa Laval AB	20,925	323,379
Atlas Copco AB, Class A	36,715	537,135
Atlas Copco AB, Class B	18,317	242,316
Sandvik AB	54,939	746,659
Scania AB, Class B	16,818	229,051
SKF AB, Class B	21,306	332,159
Volvo AB, Class B	59,262	721,858

		3,132,557

Media (0.0%)
Modern Times Group AB, Class B	2,932	171,687

Metals & Mining (0.1%)
Boliden AB	16,303	131,673
SSAB Svenskt Stal AB, Class B	3,130	88,475
SSAB Svenskt Stal AB, Series A	9,978	320,106

		540,254

Oil, Gas & Consumable Fuels (0.0%)
Lundin Petroleum AB*	12,200	179,581

Paper & Forest Products (0.1%)
Holmen AB, Class B*	2,600	76,038
Svenska Cellulosa AB, Class B*	30,943	435,523

		511,561

Specialty Retail (0.2%)
Hennes & Mauritz AB, Class B	27,700	1,494,882

22 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

SWEDEN (continued)

Tobacco (0.1%)
Swedish Match AB	14,800	$301,711

		14,303,895

SWITZERLAND (7.0%) (a)
Biotechnology (0.0%)
Actelion Ltd.*	5,417	289,033

Building Products (0.1%)
Geberit AG	2,206	323,962

Capital Markets (1.0%)
Credit Suisse Group	57,023	2,596,151
EFG International AG	2,523	68,680
Julius Baer Holding AG	11,636	780,536
UBS AG*	160,068	3,336,359

		6,781,726

Chemicals (0.3%)
Givaudan SA	365	325,445
Syngenta AG	5,680	1,840,615

		2,166,060

Commercial Services & Supplies (0.1%)
Adecco SA	6,816	337,011
SGS SA	260	370,863

		707,874

Computers & Peripherals (0.0%)
Logitech International SA*	9,574	256,014

Construction Materials (0.1%)
Holcim Ltd.	11,557	934,404

Diversified Financial Services (0.0%)
Pargesa Holding SA	1,107	122,767

Diversified Telecommunication Services (0.1%)
Swisscom AG	1,257	418,764

Electrical Equipment (0.5%)
ABB Ltd.*	119,493	3,383,179

Food Products (1.5%)
Lindt & Spruengli AG	31	85,450
Nestle SA	213,770	9,635,833

		9,721,283

Health Care Equipment & Supplies (0.1%)
Nobel Biocare Holding AG	6,716	218,418
Sonova Holding AG	2,637	217,685
Straumann Holding AG	453	108,316

		544,419

Insurance (0.6%)
Swiss Life Holding*	1,929	513,277
Swiss Reinsurance	19,216	1,274,175
Zurich Financial Services AG	7,940	2,024,042

		3,811,494

Life Sciences Tools & Services (0.1%)
Lonza Group AG	2,665	368,388

Machinery (0.1%)
Schindler Holding AG	2,239	166,353
Sulzer AG	1,531	193,472

		359,825

Marine (0.0%)
Kuehne & Nagel International AG	3,017	285,543

Pharmaceuticals (2.1%)
Novartis AG	126,197	6,946,598
Roche Holding AG	38,224	6,873,299

		13,819,897

Semiconductors & Semiconductor Equipment (0.0%)
OC Oerlikon Corp. AG*	404	111,507

Textiles, Apparel & Luxury Goods (0.3%)
Compagnie Financiere Richemont SA	28,509	1,582,516
Swatch Group AG	1,940	90,518
Swatch Group AG	1,753	436,003

		2,109,037

		46,515,176

UNITED KINGDOM (21.5%)
Aerospace & Defense (0.4%)
BAE Systems PLC (a)	190,095	1,668,322
Cobham PLC (a)	50,358	197,628
Meggitt PLC (a)	37,702	159,029
Rolls-Royce Group PLC (a)	99,240	670,658
Rolls-Royce Group PLC, B Shares	3,749,580	7,467

		2,703,104

Airline (0.0%) (a)
British Airways PLC	33,418	142,321

Auto Components (0.0%) (a)
GKN PLC	38,317	169,098

Beverages (0.6%) (a)
Diageo PLC	138,882	2,544,175

2008 Semiannual Report 23

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Beverages (continued)

SABMiller PLC	48,870	$1,116,391

		3,660,566

Capital Markets (0.3%) (a)
3i Group PLC	21,091	344,962
ICAP PLC	28,636	306,690
Investec PLC	15,788	96,119
Man Group PLC	92,986	1,148,549
Schroders PLC	6,854	124,095

		2,020,415

Chemicals (0.1%) (a)
Johnson Matthey PLC	11,779	430,968

Commercial Banks (3.1%)
Alliance & Leicester PLC (a)	21,812	127,283
Barclays PLC (a)	361,693	2,051,808
HBOS PLC (a)	202,653	1,109,353
HSBC Holdings PLC (a)	636,212	9,794,918
Lloyds TSB Group PLC (a)	305,333	1,873,071
Royal Bank of Scotland Group PLC (a)	870,036	3,703,413
Standard Chartered PLC	76,144	2,156,096

		20,815,942

Commercial Services & Supplies (0.2%) (a)
Capita Group PLC (The)	33,401	455,585
De La Rue PLC	1	17
G4S PLC	70,151	281,736
Hays PLC	53,272	95,497
Rentokil Initial PLC	101,990	200,861
Serco Group PLC	25,160	223,239

		1,256,935

Construction & Engineering (0.1%) (a)
AMEC PLC	18,243	321,425
Balfour Beatty PLC	26,846	225,809

		547,234

Containers & Packaging (0.0%) (a)
Rexam PLC	34,593	265,713

Distributor (0.0%) (a)
Inchcape PLC	24,916	157,686

Diversified Financial Services (0.0%) (a)
London Stock Exchange Group PLC	8,460	130,609

Diversified Telecommunication Services (0.3%) (a)
BT Group PLC	425,859	1,686,915
Cable & Wireless PLC	136,147	406,897

		2,093,812

Electric Utilities (0.3%) (a)
British Energy Group PLC	56,014	787,911
Scottish & Southern Energy PLC	46,863	1,305,576

		2,093,487

Food & Staples Retailing (0.6%) (a)
J Sainsbury PLC	57,202	361,061
Tesco PLC	424,235	3,102,611
WM Morrison Supermarkets PLC	131,382	692,516

		4,156,188

Food Products (0.5%) (a)
Associated British Foods PLC	17,224	259,411
Cadbury PLC	73,385	920,390
Tate & Lyle PLC	25,567	201,443
Unilever PLC	70,184	1,993,819

		3,375,063

Health Care Equipment & Supplies (0.1%) (a)
Smith & Nephew PLC	48,610	533,257

Hotels, Restaurants & Leisure (0.3%) (a)
Carnival PLC	8,943	283,893
Compass Group PLC	101,020	759,774
Enterprise Inns PLC	19,064	153,399
Intercontinental Hotels Group PLC	14,842	197,792
Ladbrokes PLC	34,175	173,623
Mitchells & Butlers PLC	23,252	94,413
Punch Taverns PLC	10,352	64,328
Thomas Cook Group PLC	20,506	95,058
TUI Travel PLC	20,557	83,528
Whitbread PLC	9,791	238,736
William Hill PLC	20,082	127,344

		2,271,888

Household Durables (0.0%) (a)
Berkeley Group Holdings PLC*	3,149	42,512
Persimmon PLC	17,151	107,335
Taylor Wimpey PLC	62,410	76,443

		226,290

Household Products (0.2%) (a)
Reckitt Benckiser Group PLC	32,655	1,649,141

Independent Power Producers & Energy Traders (0.1%) (a)
International Power PLC	81,935	701,828

24 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)

Industrial Conglomerates (0.1%) (a)
Smiths Group PLC	21,255	$457,919
Tomkins PLC	50,496	151,160

		609,079

Information Technology Services (0.0%) (a)
LogicaCMG PLC	81,821	175,182

Insurance (0.8%) (a)
Aviva PLC	141,974	1,407,375
Friends Provident PLC	128,734	260,286
Legal & General Group PLC	335,045	664,759
Old Mutual PLC	271,296	497,967
Prudential PLC	133,664	1,409,684
Royal & Sun Alliance Insurance Group PLC	178,218	443,631
Standard Life PLC	107,826	448,212

		5,131,914

Internet & Catalog Retail (0.0%) (a)
Home Retail Group PLC	49,090	212,102

Machinery (0.1%) (a)
IMI PLC	16,889	145,830
Invensys PLC*	43,857	226,580

		372,410

Media (0.5%) (a)
British Sky Broadcasting Group PLC	62,079	581,775
Daily Mail & General Trust, Class A	16,551	102,813
ITV PLC	138,305	122,449
Pearson PLC	44,173	538,229
Reed Elsevier PLC	59,950	683,081
Thomson Reuters PLC	11,188	298,343
United Business Media PLC	13,284	143,275
WPP Group PLC	61,074	583,530

		3,053,495

Metals & Mining (3.1%) (a)
Anglo American PLC	71,172	4,998,094
Antofagasta PLC	21,703	282,164
BHP Billiton PLC	119,022	4,563,947
Eurasian Natural Resources Corp.*	16,181	426,280
Kazakhmys PLC	11,256	354,857
Lonmin PLC	8,520	537,599
Rio Tinto PLC	53,673	6,462,901
Vedanta Resources PLC	7,877	340,133
Xstrata PLC	34,249	2,727,961

		20,693,936

Multi-Utility (0.6%) (a)
Centrica PLC	199,438	1,226,493
National Grid PLC	136,514	1,789,246
United Utilities PLC	48,017	653,337

		3,669,076

Multiline Retail (0.1%) (a)
Marks & Spencer Group PLC	87,879	571,367
Next PLC	11,177	214,835

		786,202

Oil, Gas & Consumable Fuels (4.7%) (a)
BG Group PLC	180,324	4,685,599
BP PLC	1,012,640	11,735,681
Cairn Energy PLC*	7,137	457,998
Royal Dutch Shell PLC, Class A	190,639	7,813,635
Royal Dutch Shell PLC, Class B	147,474	5,904,607
Tullow Oil PLC	39,087	742,677

		31,340,197

Paper & Forest Products (0.0%) (a)
Mondi PLC	16,251	95,372

Pharmaceuticals (1.6%) (a)
AstraZeneca PLC	78,623	3,342,516
GlaxoSmithKline PLC	293,474	6,486,689
Shire Ltd.	30,596	500,105

		10,329,310

Real Estate Investment Trusts (REITs) (0.3%) (a)
British Land Co. PLC	28,052	394,433
Hammerson PLC	15,999	283,346
Land Securities Group PLC	25,350	618,540
Liberty International PLC	14,061	239,948
Segro PLC	24,612	192,427

		1,728,694

Road & Rail (0.1%) (a)
Firstgroup PLC	26,730	275,615
National Express Group PLC	7,504	141,538
Stagecoach Group PLC	30,386	168,518

		585,671

Software (0.0%) (a)
Sage Group PLC	72,194	298,834

Specialty Retail (0.1%) (a)
Carphone Warehouse Group PLC	23,757	93,344
Kingfisher PLC	129,502	287,070

		380,414

2008 Semiannual Report 25

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)

Textiles, Apparel & Luxury Goods (0.0%) (a)
Burberry Group PLC	24,401	$219,438

Tobacco (0.7%) (a)
British American Tobacco PLC	80,777	2,785,973
Imperial Tobacco Group PLC	54,923	2,040,067

		4,826,040

Trading Companies & Distributors (0.1%) (a)
Bunzl PLC	14,523	188,611
Wolseley PLC	36,584	272,548

		461,159

Water Utility (0.1%) (a)
Severn Trent PLC	12,943	329,318

Wireless Telecommunication Services (1.3%) (a)
Vodafone Group PLC	2,846,057	8,384,365

		143,083,753

UNITED STATES (0.1%) (a)
Health Care Equipment & Supplies (0.1%)
Synthes, Inc.	3,286	452,075

Total Common Stocks		656,167,958

Preferred Stocks (0.4%) (a)

GERMANY (0.4%)
Automobiles (0.1%)
Bayerische Moteren Werke AG	18,155	872,206

Media (0.0%)
ProSiebenSat.1 Media AG	5,038	50,123

Multi-Utility (0.0%)
RWE AG	1,694	169,915

Household Products (0.1%)
Henkel KGaA	9,875	392,687

Automobiles (0.1%)
Volkswagen AG	5,518	798,713

Health Care Equipment & Supplies (0.1%)
Fresenius SE	4,308	373,599

		2,657,243

ITALY (0.0%)
Insurance (0.0%)
Unipol Gruppo Finanziario SpA	53,642	103,061

Diversified Financial Services (0.0%)
Istituto Finanziario Industriale SpA*	1,715	33,987

		137,048

Total Preferred Stocks		2,794,291

Exchange Traded Fund (0.5%)

UNITED STATES (0.5%)
iShares MSCI EAFE Index Fund	48,975	3,363,113

Total Exchange Traded Fund		3,363,113

Rights (0.0%)

UNITED KINGDOM (0.0%)
Barclays PLC	51,458	8,178
HBOS PLC	54,827	11,739

Total Rights		19,917

Repurchase Agreements (31.6%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $89,478,136, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $91,261,716	$89,472,271	89,472,271

26 Semiannual Report 2008

Repurchase Agreements (continued)
	Shares or
	Principal Amount	Value

UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $120,813,718, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $123,221,915	$120,805,799	$120,805,799

Total Repurchase Agreements		210,278,070

Total Investments (Cost $919,288,108) (c) — 131.2%		872,623,349

Liabilities in excess of other assets — (31.2)%		(207,378,748)

NET ASSETS — 100.0%		$665,244,601

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 0.6% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

FDR	Fiduciary Depositary Receipts

PPS	Price Protected Shares

RNC	Savings Shares

SDR	Swedish Depositary Receipts

At June 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	08/14/08	(642,950)	$(607,415)	$(612,321)	$(4,906)
Swiss Franc	08/14/08	(230,000)	(220,506)	(225,328)	(4,822)
Euro	08/14/08	(1,867,000)	(2,894,367)	(2,932,240)	(37,873)
British Pound	08/14/08	(812,700)	(1,587,125)	(1,612,758)	(25,633)
Japanese Yen	08/14/08	(247,317,000)	(2,345,146)	(2,343,098)	2,048
Swedish Krone	08/14/08	(866,100)	(144,033)	(143,495)	538

Total Short Contracts			$(7,798,592)	$(7,869,240)	$(70,648)

Long Contracts:
Australian Dollar	08/14/08	686,950	639,688	654,225	14,537
Swiss Franc	08/14/08	230,000	220,082	225,328	5,246
Euro	08/14/08	3,526,700	5,446,544	5,538,902	92,358
British Pound	08/14/08	1,064,700	2,071,982	2,112,838	40,856
Japanese Yen	08/14/08	303,128,000	2,886,334	2,862,506	(23,828)
Swedish Krone	08/14/08	866,100	144,873	143,495	(1,378)

Total Long Contracts			$11,409,503	$11,537,294	$(127,791)

At June 30, 2008, the Fund’s open futures contracts were as follows:

			Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

5	S&P SPI 200 IDX	09/30/08	$622,119	$(20,249)
73	DJ EURO STOXX 50	09/19/08	3,884,446	(141,286)
12	FTSE 100	09/19/08	1,349,823	(29,377)
8	TOPIX INDX	09/12/08	993,501	(55,120)
8	OMSX30 INDX	07/31/08	114,607	(10,580)

			$6,964,496	$(256,612)

See accompanying notes to financial statements.

2008 Semiannual Report 27

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
International
Index Fund

Assets:
Investments, at value (cost $709,010,038)	$662,345,279
Repurchase agreements, at cost and value	210,278,070

Total Investments	872,623,349

Cash	238
Deposits with broker for futures	1,000,000
Foreign currencies, at value (cost $2,893,246)	2,928,262
Interest and dividends receivable	937,451
Receivable for capital shares issued	305,822
Receivable for investments sold	5,889,179
Unrealized appreciation on futures contracts	27,131
Unrealized appreciation on forward foreign currency contracts	198,092
Unrealized appreciation on spot foreign currency contracts	12,072
Reclaims receivable	265,227
Prepaid expenses and other assets	13,670

Total Assets	884,200,493

Liabilities:
Payable for variation margin on futures contracts	58,826
Payable for investments purchased	218,225,268
Unrealized depreciation on forward foreign currency contracts	140,949
Unrealized depreciation on spot foreign currency contracts	322,810
Payable for capital shares redeemed	46,181
Accrued expenses and other payables:
Investment advisory fees	106,385
Fund administration and transfer agent fees	33,269
Distribution fees	8,274
Administrative services fees	8,218
Custodian fees	2,147
Trustee fees	1,494
Compliance program costs (Note 3)	439
Other	1,632

Total Liabilities	218,955,892

Net Assets	$665,244,601

Represented by:
Capital	$709,424,174
Accumulated net investment income	3,256,946
Accumulated net realized losses from investment, futures and foreign currency transactions	(713,871)
Net unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	(46,722,648)

Net Assets	$665,244,601

See accompanying notes to financial statements.

28 Semiannual Report 2008

	NVIT
	International
	Index Fund

Net Assets:
Class II Shares	$15,096,932
Class VI Shares	2,008,323
Class VII Shares	1,062
Class VIII Shares	12,496,720
Class Y Shares	635,641,564

Total	$665,244,601

Shares outstanding (unlimited number of shares authorized):
Class II Shares	1,477,581
Class VI Shares	196,799
Class VII Shares	104
Class VIII Shares	1,224,498
Class Y Shares	62,111,434

Total	65,010,416

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.22
Class VI Shares	$10.21
Class VII Shares	$10.24	(a)
Class VIII Shares	$10.21
Class Y Shares	$10.23

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

2008 Semiannual Report 29

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
International
Index Fund

INVESTMENT INCOME:
Interest income	$134,842
Dividend income	8,980,222
Foreign tax withholding	(838,194)

Total Income	8,276,870

Expenses:
Investment advisory fees	470,859
Fund administration and transfer agent fees	124,630
Distribution fees Class II Shares	21,322
Distribution fees Class VI Shares	2,249
Distribution fees Class VII Shares	2
Distribution fees Class VIII Shares	29,256
Administrative services fees Class II Shares	11,687
Administrative services fees Class VI Shares	1,260
Custodian fees	3,850
Trustee fees	7,753
Compliance program costs (Note 3)	351
Other	23,856

Total expenses before earnings credit and reimbursed expenses	697,075
Earnings credit (Note 6)	(1,074)
Expenses reimbursed	(100)

Net Expenses	695,901

Net Investment Income	7,580,969

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,171,788)
Net realized losses from futures transactions	(307,281)
Net realized gains from foreign currency transactions	369,794

Net realized losses from investments, futures and foreign currency transactions	(1,109,275)
Net change in unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	(50,768,698)

Net realized/unrealized losses from investments, futures and translation of assets and liabilities denominated in foreign currencies	(51,877,973)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,297,004)

See accompanying notes to financial statements.

30 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT International Index Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$7,580,969	$2,221,842
Net realized gains (losses) from investment, futures and foreign currency transactions	(1,109,275)	325,499
Net change in unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	(50,768,698)	534,048

Change in net assets resulting from operations	(44,297,004)	3,081,389

Distributions to Shareholders From:
Net investment income:
Class II	(153,237)	(183,464)
Class VI	(18,387)	(17,168)
Class VII	(10)	(17)
Class VIII	(124,421)	(145,849)
Class Y (b)	(4,066,215)	(1,838,567)
Net realized gains:
Class II	–	(34,935)
Class VI	–	(2,261)
Class VII	–	(3)
Class VIII	–	(20,711)
Class Y (b)	–	(116,262)

Change in net assets from shareholder distributions	(4,362,270)	(2,359,237)

Change in net assets from capital transactions	413,124,945	250,761,167

Change in net assets	364,465,671	251,483,319

Net Assets:
Beginning of period	300,778,930	49,295,611

End of period	$665,244,601	$300,778,930

Accumulated net investment income at end of period	$3,256,946	$38,247

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$2,215,340	$21,109,919
Dividends reinvested	153,237	218,399
Cost of shares redeemed	(3,961,663)	(2,236,229)

	(1,593,086)	19,092,089

Class VI Shares
Proceeds from shares issued	1,022,120	1,473,005
Dividends reinvested	18,387	19,429
Cost of shares redeemed (a)	(520,768)	(140,729)

	519,739	1,351,705

Class VII Shares
Dividends reinvested	10	20

	10	20

See accompanying notes to financial statements.

2008 Semiannual Report 31

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class VIII Shares
Proceeds from shares issued	$2,108,838	$13,026,433
Dividends reinvested	124,421	166,560
Cost of shares redeemed (a)	(3,739,624)	(2,483,557)

	(1,506,365)	10,709,436

Class Y Shares (b)
Proceeds from shares issued	415,626,184	217,653,254
Dividends reinvested	4,066,215	1,954,800
Cost of shares redeemed	(3,987,752)	(137)

	415,704,647	219,607,917

Change in net assets from capital transactions	$413,124,945	$250,761,167

SHARE TRANSACTIONS:
Class II Shares
Issued	207,850	1,779,676
Reinvested	14,870	18,711
Redeemed	(356,257)	(187,370)

	(133,537)	1,611,017

Class VI Shares
Issued	93,969	127,700
Reinvested	1,786	1,675
Redeemed	(48,690)	(12,055)

	47,065	117,320

Class VII Shares
Reinvested	1	2

	1	2

Class VIII Shares
Issued	196,070	1,106,902
Reinvested	12,085	14,372
Redeemed	(351,711)	(218,981)

	(143,556)	902,293

Class Y Shares (b)
Issued	39,374,421	18,477,857
Reinvested	394,013	167,999
Redeemed	(359,339)	(11)

	39,409,095	18,645,845

Total change in shares	39,179,068	21,276,477

(a)	Includes redemption fees — see Note 4 to Financial Statements.

(b)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

See accompanying notes to financial statements.

32 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT International Index Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class II Shares
Six Months ended June 30, 2008 (Unaudited) (e)	$11.63	0.21	(1.52)	(1.31)	(0.10)	–	(0.10)	$10.22	(11.28%)	$15,097	0.75%	3.98%	0.75%	4.15%
Year ended December 31, 2007	$10.82	0.17	0.86	1.03	(0.19)	(0.03)	(0.22)	$11.63	9.40%	$18,733	0.76%	1.63%	0.78%	36.09%
Period ended December 31, 2006 (f)	$10.00	0.12	0.82	0.94	(0.12)	–	(0.12)	$10.82	9.57%	$1	0.76%	1.83%	1.29%	10.94%

Class VI Shares
Six Months ended June 30, 2008 (Unaudited) (e)	$11.62	0.21	(1.52)	(1.31)	(0.10)	–	(0.10)	$10.21	(11.27%)	$2,008	0.75%	4.00%	0.75%	4.15%
Year ended December 31, 2007	$10.81	0.19	0.84	1.03	(0.19)	(0.03)	(0.22)	$11.62	9.50%	$1,739	0.80%	1.97%	0.88%	36.09%
Period ended December 31, 2006 (f)	$10.00	0.07	0.86	0.93	(0.12)	–	(0.12)	$10.81	9.42%	$350	0.76%	1.25%	1.13%	10.94%

Class VII Shares
Six Months ended June 30, 2008 (Unaudited) (e)	$11.65	0.22	(1.53)	(1.31)	(0.10)	–	(0.10)	$10.24	(11.23%)	$1	0.65%	4.03%	0.66%	4.15%
Year ended December 31, 2007	$10.82	0.24	0.79	1.03	(0.17)	(0.03)	(0.20)	$11.65	9.52%	$1	0.75%	2.11%	0.88%	36.09%
Period ended December 31, 2006 (f)	$10.00	0.10	0.82	0.92	(0.10)	–	(0.10)	$10.82	9.26%	$1	0.97%	1.57%	1.50%	10.94%

Class VIII Shares
Six Months ended June 30, 2008 (Unaudited) (e)	$11.61	0.21	(1.51)	(1.30)	(0.10)	–	(0.10)	$10.21	(11.23%)	$12,497	0.77%	3.91%	0.77%	4.15%
Year ended December 31, 2007	$10.80	0.18	0.83	1.01	(0.17)	(0.03)	(0.20)	$11.61	9.39%	$15,887	0.82%	1.87%	0.91%	36.09%
Period ended December 31, 2006 (f)	$10.00	0.07	0.85	0.92	(0.12)	–	(0.12)	$10.80	9.30%	$5,031	0.88%	0.98%	1.35%	10.94%

Class Y Shares (g)
Six Months ended June 30, 2008 (Unaudited) (e)	$11.65	0.24	(1.54)	(1.30)	(0.12)	–	(0.12)	$10.23	(11.18%)	$635,642	0.36%	4.40%	0.36%	4.15%
Year ended December 31, 2007	$10.83	0.20	0.87	1.07	(0.22)	(0.03)	(0.25)	$11.65	9.89%	$264,418	0.36%	2.15%	0.44%	36.09%
Period ended December 31, 2006 (f)	$10.00	0.14	0.83	0.97	(0.14)	–	(0.14)	$10.83	9.83%	$43,912	0.37%	2.21%	0.62%	10.94%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Net investment income (loss) is based on average shares outstanding during the period.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(g)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

See accompanying notes to financial statements.

2008 Semiannual Report 33

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT International Index Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

34 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

		Level 2 — Other Significant		Level 3 — Significant
Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$3,363,113	$(256,612)	$869,260,236	$(198,439)	$–	$–	$872,623,349	$(455,051)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums

36 Semiannual Report 2008

required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while

2008 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e.., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

38 Semiannual Report 2008

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Fees

$0 up to $1.5 billion	0.27%

$1.5 billion up to $3 billion	0.26%

$3 billion or more	0.25%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $191,832 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.37% until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the six months ended June 30, 2008, the cumulative potential reimbursements for all classes of the Fund would be:

Year ended	Period ended
December 31, 2007	June 30, 2008

$85,973	$100

2008 Semiannual Report 39

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II, Class VI, Class VII and Class VIII shares of the Fund. These fees are based on average daily net assets of Class II, Class VI, Class VII, and Class VIII shares of the Fund at an annual rate not to exceed 0.25% for Class II and Class VI shares and 0.40% for Class VII and Class VIII shares. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, Class VII and Class VIII shares of the Fund.

For the six months ended June 30, 2008, NFS received $13,490 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $351.

40 Semiannual Report 2008

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI and Class VIII shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI and Class VIII shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI and Class VIII shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2008, Class VI and Class VIII shares had contributions to capital due to collection of redemption fees in the amount of $1,137 and $75, respectively.

For the year ended December 31, 2007, Class VI shares had contributions to capital due to collection of redemption fees in the amount of $4,270.

5. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $436,404,249 and sales of $15,493,493.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of

2008 Semiannual Report 41

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$919,881,990	$13,714,595	$(60,973,146)	$(47,258,551)

42 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 43

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

44 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 45

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

46 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 47

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment advisers and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 4, 2007, the Independent Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew the Advisory Agreement for a one year term beginning May 1, 2008. Immediately following the meeting, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to consider such matters, and to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the December 4, 2007 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 4, 2007 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2007) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2007) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, performance for the months of October and November, 2007, and annual performance for the year ended November 30, 2007, (v) reports from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a Fund-by-Fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 4, 2007 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

48 Semiannual Report 2008

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 4, 2007 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 10, 2008.

At the January 10, 2008 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 4, 2007 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreements for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board in reaching its determination is aware that shareholders of the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in this Fund, managed by the Adviser.

The Board considered the information and discussion with respect to the services provided to the Fund by the investment adviser and subadviser, and reviewed the information presented with respect to ancillary benefits received by the investment adviser and subadviser, including fee income for performing other services, and any soft dollars and affiliated brokerage commissions.

The Trustees found that, although the Fund’s performance had been disappointing, the Fund recently had been launched, the Fund’s underperformance of its benchmark had been due in part to the small amount of assets in the Fund, and assets had been moving slowly from the Nationwide International Index Fund in order to control the tracking error. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Adviser and subadviser to improve performance in the recently-launched Fund, and based on the other factors considered, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Trustees found that the Fund’s actual advisory fee compared with peer group funds was low. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered the costs of the services provided by and the profits realized by the Adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees found that the Fund’s total expenses compared with peer group funds were low, and the Adviser agreed to maintain the expense cap at 37 basis points (excluding certain Fund expenses as set forth in the Fund’s prospectus). Based on its review, the Board concluded that the Fund’s total expenses were reasonable in light of the services that the Fund and its shareholders receive and the other factors considered.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement and Subadvisory Agreement with respect to the Fund should be renewed.

2008 Semiannual Report 49

NVIT Bond Index Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

35	Statement of Assets and Liabilities

36	Statement of Operations

37	Statement of Changes in Net Assets

38	Financial Highlights

39	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-BDX (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Bond Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Bond Index Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class Y	Actual		1,000.00	1,010.90	1.55	0.31
	Hypothetical	[b]	1,000.00	1,023.32	1.56	0.31

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Bond Index Fund
June 30, 2008 (Unaudited)

Asset Allocation

U.S. Government Sponsored & Agency Obligations	37.4%
U.S. Government Mortgage Backed Agencies	37.3%
Corporate Bonds	18.6%
Commercial Mortgage Backed Securities	7.8%
Sovereign Bonds	3.2%
Yankee Dollars	2.2%
Asset-Backed Securities	1.8%
Repurchase Agreements	1.7%
Collateralized Mortgage Obligations	0.6%
Municipal Bonds	0.1%
Liabilities in excess of other assets	-10.7%

100.0%

Top Industries

Banks	8.2%
Diversified Financial Services	4.3%
Other Financial	3.7%
Telecommunications	1.3%
Oil, Gas & Consumable Fuels	1.1%
Other Utilities	0.9%
Specialty Retail	0.9%
Media	0.8%
Insurance	0.8%
Auto Loans	0.8%
Other	77.2%

100.0%

Top Holdings*

Federal Home Loan Mortgage Corp., 6.00%, 07/15/37	4.2%
Fannie Mae Pool, Pool #888233, 5.00%, 11/01/35	3.8%
U.S. Treasury Notes, 4.50%, 09/30/11	3.0%
U.S. Treasury Notes, 3.63%, 10/31/09	2.7%
Federal National Mortgage Association TBA, 5.50%, 07/15/37	2.4%
Federal Home Loan Mortgage Corp. TBA, 4.50%, 07/01/20	1.9%
U.S. Treasury Bond, 6.25%, 08/15/23	1.8%
U.S. Treasury Notes, 4.75%, 02/15/10	1.8%
U.S. Treasury Notes, 2.75%, 02/28/13	1.7%
Federal National Mortgage Association TBA, 6.00%, 07/15/37	1.7%
Other	75.0%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities (1.8%)
	Shares or
	Principal Amount	Value

Auto Loans (0.8%)
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3, 5.12%, 10/15/10	$8,072,211	$8,154,341
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 09/15/09	3,295,062	3,309,230

		11,463,571

Credit Card Loans (0.5%) (a)
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	7,006,000	7,173,943

Home Equity Loans (0.5%) (a)
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 2.47%, 01/25/37	3,887,664	3,785,059
Fremont Home Loan Trust, Series 2005-E, Class 2A2, 2.56%, 01/25/36	360,314	359,862
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 2.57%, 11/25/36	6,815,101	4,224,971

		8,369,892

Total Asset-Backed Securities		27,007,406

Collateralized Debt Obligation (0.0%) (b)

Insurance (0.0%)
North Front Pass-Through Trust, 5.81%, 12/15/24	295,000	274,439

Collateralized Mortgage Obligations (0.6%) (a)

Banks (0.6%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 6.00%, 06/25/47	2,572,915	2,368,519
Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.40%, 09/25/35	6,296,250	5,939,343

Total Collateralized Mortgage Obligations		8,307,862

Commercial Mortgage Backed Securities (7.8%)

Banks (3.7%)
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A, 4.84%, 07/10/45	2,784,000	2,632,654
Series 2006-6, Class A4, 5.36%, 10/10/45	4,070,000	3,849,979
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32	4,400,185	4,559,147
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 03/15/33	3,020,831	3,075,027
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-FL1A, Class A2, 2.65%, 02/15/19 (a)(b)	14,375,000	13,928,190
Series 2001-CIBC, Class B, 6.45%, 03/15/33	3,746,000	3,840,409
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	3,256,000	3,345,082
Series 2001-CIB3, Class C, 7.09%, 11/15/35 (a)(b)	1,858,000	1,936,716
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	2,073,469
Series 2006-LDP7, Class A4, 6.07%, 04/15/45 (a)	3,339,000	3,279,847
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class C, 7.12%, 04/15/34	1,711,000	1,763,019
Series 2006-C29, Class A4, 5.31%, 11/15/48	2,950,000	2,765,433
Series 2007-C32, Class A3, 5.74%, 06/15/49 (a)	7,500,000	7,116,415

		54,165,387

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

Commercial Mortgage Backed Securities (continued)
	Shares or
	Principal Amount	Value

Diversified Financial Services (2.7%)
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class AJ, 4.66%, 06/11/41	$1,991,000	$1,700,824
CS First Boston Mortgage Securities Corp.
Series 2001-CK1, Class C, 6.73%, 12/18/35	2,988,000	3,080,409
Series 2002-CKS4, Class A2, 5.18%, 11/15/36	2,950,000	2,914,552
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4, 6.11%, 07/10/38 (a)	8,680,000	8,562,566
Series 2007-GG9, Class A4, 5.44%, 03/10/39	7,380,000	6,876,632
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 08/10/38 (a)	3,067,000	3,008,624
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	3,109,000	3,032,149
Morgan Stanley Capital I
Series 1999-WF1, Class B, 6.20%, 11/15/31	6,488,000	6,499,187
Series 1999-RM1, Class A2, 6.71%, 12/15/31	1,326,461	1,329,443
Series 2005-T19, Class A2, 4.73%, 06/12/47	3,097,000	3,073,230

		40,077,616

Electric Power (0.2%)
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2, 4.35%, 06/10/48	3,539,000	3,509,789

Hotels, Restaurants & Leisure (0.6%) (a) (b)
TW Hotel Funding 2005 LLC, Series 2005-LUX, Class A1, 2.72%, 01/15/21	9,567,310	9,280,064

Mortgage-Backed (0.6%) (a)
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43	8,820,000	8,391,617

Total Commercial Mortgage Backed Securities		115,424,473

Corporate Bonds (18.6%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (0.1%)
Boeing Co., 6.13%, 02/15/33	$295,000	$298,547
Lockheed Martin Corp.
7.65%, 05/01/16	177,000	201,011
Series B, 6.15%, 09/01/36	354,000	350,225

		849,783

Airlines (0.1%)
United Technologies Corp.
6.35%, 03/01/11	398,000	418,793
4.88%, 05/01/15	795,000	790,236
5.40%, 05/01/35	442,000	410,694

		1,619,723

Auto Components (0.0%)
Johnson Controls, Inc.
5.25%, 01/15/11	177,000	178,996
4.88%, 09/15/13	177,000	177,265

		356,261

Banks (3.5%)
Bank of America Corp.
6.60%, 05/15/10	118,000	121,098
4.50%, 08/01/10	206,000	205,923
4.38%, 12/01/10	590,000	587,992
5.38%, 08/15/11	383,000	388,543
4.88%, 09/15/12	289,000	283,823
4.88%, 01/15/13	649,000	631,850
4.75%, 08/01/15	619,000	579,182
5.25%, 12/01/15	737,000	708,820
6.00%, 06/15/16	295,000	286,850
5.63%, 10/14/16	2,655,000	2,543,912
5.30%, 03/15/17	200,000	183,590
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11	354,000	374,578
Bank One Corp.
7.88%, 08/01/10	59,000	62,452
5.25%, 01/30/13	147,000	144,560
8.00%, 04/29/27	290,000	313,979
BB&T Corp.
6.50%, 08/01/11	2,242,000	2,271,973
4.75%, 10/01/12	236,000	227,188
Capital One Bank USA NA
5.75%, 09/15/10	236,000	235,166
5.13%, 02/15/14	765,000	743,743
Capital One Financial Corp.
5.50%, 06/01/15	442,000	397,429
5.25%, 02/21/17	304,000	268,865
Charter One Bank NA, 6.38%, 05/15/12	700,000	713,778
Citigroup, Inc.
4.13%, 02/22/10	531,000	526,083
4.63%, 08/03/10	324,000	322,656
6.50%, 01/18/11	133,000	136,780

6 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Banks (continued)

5.13%, 02/14/11	$88,000	$87,665
6.00%, 02/21/12	147,000	148,188
5.25%, 02/27/12	1,750,000	1,727,255
5.63%, 08/27/12	295,000	290,224
5.30%, 01/07/16	3,354,000	3,131,516
5.85%, 08/02/16	413,000	400,403
6.63%, 06/15/32	333,000	303,909
5.88%, 02/22/33	118,000	97,614
5.85%, 12/11/34	900,000	758,131
5.88%, 05/29/37	250,000	212,588
Comerica, Inc., 4.80%, 05/01/15	177,000	157,116
Deutsche Bank AG, 4.88%, 05/20/13	1,250,000	1,229,635
FIA Card Services NA, 4.63%, 08/03/09 (b)	1,256,000	1,253,014
Fifth Third Bank, 4.20%, 02/23/10	1,018,000	976,470
Golden West Financial Corp., 4.75%, 10/01/12	156,000	149,553
HSBC Bank USA NA
3.88%, 09/15/09	1,047,000	1,034,178
4.63%, 04/01/14	590,000	560,344
6.00%, 08/09/17	350,000	348,150
5.88%, 11/01/34	717,000	627,218
5.63%, 08/15/35	750,000	631,767
HSBC Holdings PLC, 6.50%, 05/02/36	400,000	371,907
Huntington National Bank (The), 5.50%, 02/15/16	300,000	250,422
JPMorgan Chase & Co.
4.50%, 11/15/10	1,622,000	1,618,316
4.60%, 01/17/11	590,000	588,445
5.60%, 06/01/11	2,065,000	2,093,293
6.63%, 03/15/12	643,000	663,076
4.75%, 03/01/15	254,000	239,596
5.15%, 10/01/15	501,000	482,390
5.88%, 06/13/16	442,000	431,600
6.00%, 10/01/17	1,000,000	971,443
6.00%, 01/15/18	1,250,000	1,217,678
KeyBank NA
5.70%, 08/15/12	265,000	248,399
5.80%, 07/01/14	147,000	125,810
6.95%, 02/01/28	225,000	201,770
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	156,653
MBNA Corp., 5.00%, 05/04/10	324,000	327,910
National City Bank
4.25%, 01/29/10	150,000	139,601
6.20%, 12/15/11	300,000	262,715
National City Corp., 4.90%, 01/15/15	354,000	269,242
PNC Funding Corp., 5.25%, 11/15/15	354,000	327,920
Regions Financial Corp., 6.38%, 05/15/12	1,268,000	1,249,412
SunTrust Bank
5.20%, 01/17/17	177,000	159,110
5.45%, 12/01/17	183,000	163,929
Synovus Financial Corp., 4.88%, 02/15/13	88,000	80,277
UBS AG, 5.88%, 12/20/17	350,000	340,463
Union Planters Corp., 4.38%, 12/01/10	88,000	86,123
UnionBanCal Corp., 5.25%, 12/16/13	206,000	194,161
US BanCorp, Series P, 4.50%, 07/29/10	295,000	298,850
US Bank NA
6.38%, 08/01/11	501,000	523,289
4.95%, 10/30/14	265,000	261,265
4.80%, 04/15/15	133,000	128,252
Wachovia Corp.
5.30%, 10/15/11	2,065,000	2,019,116
4.88%, 02/15/14	183,000	167,145
5.60%, 03/15/16	708,000	657,478
5.50%, 08/01/35	487,000	368,023
6.60%, 01/15/38	900,000	784,251
Washington Mutual, Inc.
4.00%, 01/15/09	295,000	286,150
5.50%, 01/15/13	263,000	210,400
5.13%, 01/15/15	1,032,000	794,640
Wells Fargo & Co.
4.20%, 01/15/10	472,000	473,376
4.63%, 08/09/10	370,000	373,732
6.45%, 02/01/11	849,000	887,201
5.13%, 09/15/16	206,000	195,841
5.38%, 02/07/35	457,000	395,290
5.95%, 08/26/36	2,750,000	2,574,578

		52,046,289

Beverages (0.2%)
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	27,550
5.00%, 03/01/19	236,000	206,084
5.75%, 04/01/36	324,000	280,677
6.00%, 11/01/41	147,000	126,765
Bottling Group LLC, 4.63%, 11/15/12	413,000	417,617
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	88,000	85,808

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Beverages (continued)

Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	$354,000	$397,062
6.95%, 11/15/26	147,000	159,312
6.75%, 09/15/28	351,000	373,023
Miller Brewing Co., 5.50%, 08/15/13 (b)	147,000	150,232
Pepsi Bottling Group, Inc., Series B, 7.00%, 03/01/29	206,000	227,587
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	425,435

		2,877,152

Building Products (0.0%)
Stanley Works (The), 4.90%, 11/01/12	133,000	129,754

Chemicals (0.2%)
Albemarle Corp., 5.10%, 02/01/15	118,000	111,396
Clorox Co., 4.20%, 01/15/10	313,000	310,423
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	158,421
Dow Chemical Co. (The), 6.00%, 10/01/12	590,000	611,347
EI Du Pont de Nemours & Co., 5.25%, 12/15/16	885,000	889,170
Lubrizol Corp.
5.50%, 10/01/14	354,000	338,024
6.50%, 10/01/34	147,000	133,640
Praxair, Inc., 3.95%, 06/01/13	177,000	170,343
Rohm & Haas Co., 7.85%, 07/15/29	118,000	127,046
Sealed Air Corp., 6.95%, 05/15/09 (b)	152,000	154,098

		3,003,908

Consumer Goods (0.2%)
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13 (b)	177,000	169,392
Fortune Brands, Inc.
5.13%, 01/15/11	413,000	410,804
5.38%, 01/15/16	265,000	248,166
Procter & Gamble Co.
6.88%, 09/15/09	189,000	196,950
4.95%, 08/15/14	295,000	304,665
4.85%, 12/15/15	177,000	177,753
6.45%, 01/15/26	700,000	743,994
5.80%, 08/15/34	545,000	547,886

		2,799,610

Containers & Packaging (0.0%)
Newell Rubbermaid, Inc., 4.00%, 05/01/10	88,000	86,240

Diversified Financial Services (1.5%)
Bear Stearns Cos., Inc. (The)
Series B, 4.55%, 06/23/10	3,657,000	3,626,215
5.70%, 11/15/14	369,000	356,608
5.30%, 10/30/15	177,000	165,677
4.65%, 07/02/18	354,000	298,054
Goldman Sachs Group, Inc. (The) 6.60%, 01/15/12	103,000	105,913
5.25%, 04/01/13	664,000	652,136
5.25%, 10/15/13	870,000	851,608
5.13%, 01/15/15	664,000	635,581
5.35%, 01/15/16	1,077,000	1,025,359
5.75%, 10/01/16	1,000,000	969,919
5.63%, 01/15/17	2,100,000	1,945,770
6.13%, 02/15/33	1,150,000	1,030,100
6.75%, 10/01/37	500,000	457,373
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	129,363
Lehman Brothers Holdings, Inc. 4.25%, 01/27/10	457,000	444,974
7.88%, 08/15/10	57,000	58,645
6.00%, 07/19/12	525,000	508,277
Series G, 4.80%, 03/13/14	737,000	661,712
5.50%, 04/04/16	1,475,000	1,332,072
5.75%, 01/03/17	800,000	705,974
6.88%, 07/17/37	250,000	215,199
Morgan Stanley
5.05%, 01/21/11	1,030,000	1,018,253
6.60%, 04/01/12	501,000	509,377
5.30%, 03/01/13	664,000	639,802
4.75%, 04/01/14	590,000	537,626
5.45%, 01/09/17	2,655,000	2,411,348
7.25%, 04/01/32	324,000	312,596

		21,605,531

Diversified Manufacturing (0.5%)
3M Co, 5.70%, 03/15/37	1,750,000	1,767,171
Exelon Corp. 4.90%, 06/15/15	413,000	380,015
5.63%, 06/15/35	836,000	720,560
Honeywell International, Inc. 6.13%, 11/01/11	147,000	155,950
5.40%, 03/15/16	705,000	715,587
International Paper Co. 4.00%, 04/01/10	501,000	485,031

8 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Diversified Manufacturing (continued)

5.93%, 10/30/12	$43,000	$41,425
5.30%, 04/01/15	206,000	181,574
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	306,331
4.88%, 08/15/15	800,000	787,883
Masco Corp.
5.88%, 07/15/12	212,000	202,443
4.80%, 06/15/15	354,000	308,297
6.13%, 10/03/16	585,000	530,089
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	276,603
4.75%, 05/15/18	88,000	81,375
Westvaco Corp., 7.95%, 02/15/31	118,000	110,322
Weyerhaeuser Co.
6.75%, 03/15/12	782,000	805,398
7.38%, 03/15/32	221,000	219,204

		8,075,258

Electric Utilities (0.5%)
Alabama Power Co., 5.70%, 02/15/33	574,000	547,489
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	175,352
Arizona Public Service Co., 5.50%, 09/01/35	215,000	162,749
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,096,975
Commonwealth Edison Co., Series 98, 6.15%, 03/15/12	118,000	120,540
Consolidated Edison Co. of New York, Inc.
Series 04-C, 4.70%, 06/15/09	147,000	148,536
Series 99-B, 7.15%, 12/01/09	35,000	36,585
Series 02-B, 4.88%, 02/01/13	124,000	122,540
Series 05-C, 5.38%, 12/15/15	177,000	175,891
Series 03-A, 5.88%, 04/01/33	118,000	109,202
Consumers Energy Co., Series F, 4.00%, 05/15/10	238,000	236,218
Florida Power & Light Co.
4.85%, 02/01/13	147,000	147,377
5.85%, 02/01/33	100,000	97,415
5.95%, 10/01/33	77,000	75,972
5.40%, 09/01/35	130,000	118,741
5.65%, 02/01/37	450,000	425,465
Florida Power Corp., 5.90%, 03/01/33	568,000	546,350
Georgia Power Co., Series K, 5.13%, 11/15/12	106,000	107,603
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	222,821
Ohio Power Co.
Series K, 6.00%, 06/01/16	751,000	744,994
Series G, 6.60%, 02/15/33	236,000	225,421
Pacific Gas & Electric Co., 4.20%, 03/01/11	708,000	702,063
PSEG Power LLC
6.95%, 06/01/12	74,000	77,630
5.50%, 12/01/15	413,000	397,710
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	195,000	197,088
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	123,497
Southern Power Co., Series B, 6.25%, 07/15/12	251,000	261,528
Wisconsin Electric Power Co., 5.63%, 05/15/33	59,000	54,491

		7,458,243

Electronic Equipment & Instruments (0.2%)
Cooper Industries, Inc., 5.50%, 11/01/09	103,000	105,156
General Electric Co., 5.00%, 02/01/13	929,000	935,687
Motorola, Inc.
7.63%, 11/15/10	159,000	162,081
7.50%, 05/15/25	206,000	192,687
Northrop Grumman Systems Corp.
7.13%, 02/15/11	611,000	651,350
7.75%, 02/15/31	118,000	138,925
Raytheon Co.
5.50%, 11/15/12	88,000	90,238
6.40%, 12/15/18	206,000	216,925
7.00%, 11/01/28	133,000	141,985
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	289,461

		2,924,495

Food Processors (0.5%)
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	331,483
5.38%, 09/15/35	147,000	128,879
Campbell Soup Co., 4.88%, 10/01/13	236,000	236,224
ConAgra Foods, Inc.
6.75%, 09/15/11	88,000	91,633
7.00%, 10/01/28	221,000	227,513

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Food Processors (continued)

General Mills, Inc., 6.00%, 02/15/12	$267,000	$274,548
Hershey Co. (The), 5.45%, 09/01/16	383,000	382,221
Kellogg Co., Series B, 7.45%, 04/01/31	147,000	165,532
Kraft Foods, Inc.
4.13%, 11/12/09	590,000	589,115
5.63%, 11/01/11	468,000	472,188
6.00%, 02/11/13	1,000,000	1,010,322
6.50%, 11/01/31	189,000	174,930
7.00%, 08/11/37	2,000,000	1,980,180
Sara Lee Corp., 6.25%, 09/15/11	251,000	256,976
SYSCO Corp., 5.38%, 09/21/35	106,000	95,458
Unilever Capital Corp.
7.13%, 11/01/10	324,000	345,746
5.90%, 11/15/32	206,000	198,692
WM Wrigley Jr Co., 4.65%, 07/15/15	215,000	208,276

		7,169,916

Gas Distribution (0.2%)
Southern California Gas Co., 4.80%, 10/01/12	383,000	381,434
Texas Eastern Transmission LP, 7.30%, 12/01/10	2,275,000	2,428,685

		2,810,119

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc., 4.63%, 03/15/15	77,000	73,274
Johnson & Johnson, 4.95%, 05/15/33	663,000	605,489
Medtronic, Inc., Series B, 4.38%, 09/15/10	186,000	188,921

		867,684

Health Care Providers & Services (0.0%)
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	306,578

Home Builder (0.0%)
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	141,589

Hotels, Restaurants & Leisure (0.0%)
Yum! Brands, Inc., 8.88%, 04/15/11	118,000	127,546

Independent Finance (0.2%)
Credit Suisse USA, Inc.
4.13%, 01/15/10	398,000	396,592
6.13%, 11/15/11	265,000	272,069
6.50%, 01/15/12	354,000	367,365
5.13%, 01/15/14	171,000	168,533
5.85%, 08/16/16	400,000	395,677
7.13%, 07/15/32	855,000	905,491

		2,505,727

Industrial Conglomerates (0.0%)
Goodrich Corp.
6.29%, 07/01/16	354,000	359,769
6.80%, 07/01/36	185,000	187,794

		547,563

Insurance (0.7%)
Ace INA Holdings, Inc., 5.88%, 06/15/14	560,000	561,361
Aetna, Inc., 6.00%, 06/15/16	1,100,000	1,088,184
American General Corp., 7.50%, 07/15/25	147,000	142,061
AXA Financial, Inc.
7.75%, 08/01/10	265,000	279,396
7.00%, 04/01/28	133,000	133,404
Chubb Corp., 6.00%, 05/11/37	1,065,000	968,982
Farmers Insurance Exchange, 8.63%, 05/01/24 (b)	400,000	418,361
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	85,299
6.50%, 06/15/34	206,000	181,536
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	118,000	109,269
6.10%, 10/01/41	59,000	51,769
Infinity Property & Casualty Corp., Series B, 5.50%, 02/18/14	118,000	114,484
Lincoln National Corp., 6.15%, 04/07/36	590,000	543,713
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	105,593
5.75%, 09/15/15	543,000	538,361
MetLife, Inc. 6.13%, 12/01/11	640,000	666,385
5.50%, 06/15/14	265,000	265,571
5.70%, 06/15/35	659,000	581,074
New York Life Insurance Co., 5.88%, 05/15/33 (b)	200,000	188,658
NLV Financial Corp., 7.50%, 08/15/33 (b)	74,000	69,839

10 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Insurance (continued)

Progressive Corp. (The), 6.25%, 12/01/32	$162,000	$156,600
RLI Corp., 5.95%, 01/15/14	118,000	114,062
Travelers Cos., Inc. (The), 5.75%, 12/15/17	585,000	567,800
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	183,379
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	277,154
5.80%, 03/15/36	708,000	586,006
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	972,128
5.25%, 01/15/16	324,000	304,527
5.95%, 12/15/34	118,000	102,026
WR Berkley Corp., 5.13%, 09/30/10	103,000	102,959

		10,459,941

Leasing (0.1%)
International Lease Finance Corp.
3.50%, 04/01/09	295,000	287,422
5.00%, 04/15/10	590,000	571,925

		859,347

Leisure Equipment & Products (0.0%)
Walt Disney Co. (The), Series B
6.38%, Series B, 03/01/12	139,000	147,884
6.20%, Series B, 06/20/14	413,000	445,141

		593,025

Machinery (0.2%)
Black & Decker Corp., 4.75%, 11/01/14	230,000	210,476
Caterpillar, Inc.
7.30%, 05/01/31	100,000	114,669
6.05%, 08/15/36	177,000	175,803
Deere & Co.
6.95%, 04/25/14	159,000	174,195
8.10%, 05/15/30	500,000	605,996
Dover Corp., 4.88%, 10/15/15	224,000	217,906
Emerson Electric Co.
4.50%, 05/01/13	1,250,000	1,237,115
6.00%, 08/15/32	83,000	82,159

		2,818,319

Media (0.8%)
CBS Corp.
5.63%, 08/15/12	590,000	582,201
7.88%, 07/30/30	80,000	77,517
5.50%, 05/15/33	118,000	92,112
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	236,000	259,781
9.46%, 11/15/22	118,000	142,660
Comcast Cable Communications LLC, 6.88%, 06/15/09	472,000	484,736
Comcast Cable Holdings LLC, 9.80%, 02/01/12	307,000	346,056
Comcast Corp.
5.85%, 01/15/10	864,000	877,239
5.90%, 03/15/16	413,000	403,537
6.50%, 01/15/17	1,013,000	1,019,021
7.05%, 03/15/33	295,000	299,713
5.65%, 06/15/35	586,000	497,945
6.50%, 11/15/35	100,000	95,063
6.45%, 03/15/37	342,000	318,296
COX Communications, Inc.
7.75%, 11/01/10	145,000	152,784
7.13%, 10/01/12	295,000	307,908
5.45%, 12/15/14	354,000	340,182
5.50%, 10/01/15	383,000	369,154
Historic TW, Inc., 6.88%, 06/15/18	176,000	174,706
Time Warner Cable, Inc., 6.20%, 07/01/13	750,000	762,650
Time Warner, Inc.
6.88%, 05/01/12	911,000	931,999
5.88%, 11/15/16 (b)	700,000	660,068
7.63%, 04/15/31	777,000	788,846
7.70%, 05/01/32	932,000	954,185
Viacom, Inc.
6.25%, 04/30/16	649,000	626,852
6.88%, 04/30/36	324,000	304,264

		11,869,475

Metals & Mining (0.1%)
Alcoa, Inc., 5.87%, 02/23/22	625,000	571,722
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	219,141
Newmont Mining Corp., 5.88%, 04/01/35	236,000	201,988
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	876,726

		1,869,577

2008 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Mortgage Banks (0.1%)
Countrywide Home Loans, Inc.
Series K, 5.63%, 07/15/09	$560,000	$546,104
Series L, 4.00%, 03/22/11	706,000	642,731

		1,188,835

Oil, Gas & Consumable Fuels (0.8%)
Anadarko Petroleum Corp., 6.45%, 09/15/36	531,000	524,144
Apache Corp.
6.25%, 04/15/12	230,000	241,689
7.63%, 07/01/19	59,000	67,715
Atmos Energy Corp.
4.00%, 10/15/09	413,000	408,557
5.13%, 01/15/13	133,000	129,793
4.95%, 10/15/14	265,000	249,556
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	78,840
Canadian Natural Resources Ltd., 6.25%, 03/15/38	590,000	553,524
CenterPoint Energy Resources Corp., Series B, 7.88%, 04/01/13	354,000	378,958
Colonial Pipeline Co., 7.63%, 04/15/32 (b)	215,000	244,666
ConocoPhillips
8.75%, 05/25/10	354,000	385,241
4.75%, 10/15/12	675,000	677,809
6.65%, 07/15/18	468,000	512,849
5.90%, 10/15/32	177,000	175,179
ConocoPhillips Holding Co., 6.95%, 04/15/29	218,000	239,091
Devon Energy Corp., 7.95%, 04/15/32	350,000	415,282
Devon OEI Operating, Inc., 7.25%, 10/01/11	578,000	617,224
Enterprise Products Operating LP, Series B, 5.60%, 10/15/14	1,194,000	1,169,640
Hess Corp., 7.30%, 08/15/31	354,000	395,365
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	207,000	217,595
6.75%, 03/15/11	91,000	93,801
5.80%, 03/15/35	206,000	178,727
Marathon Oil Corp., 6.80%, 03/15/32	118,000	120,081
Motiva Enterprises LLC, 5.20%, 09/15/12 (b)	74,000	74,567
Murphy Oil Corp., 6.38%, 05/01/12	59,000	60,493
Occidental Petroleum Corp., 6.75%, 01/15/12	265,000	284,618
StatoilHydro ASA, 6.80%, 01/15/28	650,000	698,948
Valero Energy Corp.
6.88%, 04/15/12	590,000	612,445
7.50%, 04/15/32	118,000	119,424
6.63%, 06/15/37	455,000	417,166
XTO Energy, Inc.
4.90%, 02/01/14	147,000	143,774
5.30%, 06/30/15	280,000	273,148
5.65%, 04/01/16	118,000	116,976
6.38%, 06/15/38	610,000	582,980

		11,459,865

Oilfield Machinery & Services (0.1%)
Halliburton Co., 5.50%, 10/15/10	472,000	488,978
Nabors Industries, Inc., 5.38%, 08/15/12	41,000	41,155
Plains All American Pipeline LP, 5.63%, 12/15/13	330,000	329,561
Weatherford International Ltd., 5.50%, 02/15/16	74,000	71,595

		931,289

Other Financial (3.1%)
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	413,000	395,340
Allstate Corp. (The)
6.13%, 02/15/12	254,000	263,993
5.00%, 08/15/14	295,000	290,771
6.13%, 12/15/32	118,000	110,168
5.55%, 05/09/35	88,000	75,199
5.95%, 04/01/36	118,000	104,047
American Express Centurion Bank, 4.38%, 07/30/09	400,000	398,352
American Express Co., 4.88%, 07/15/13	1,348,000	1,298,027
American General Finance Corp., Series H, 5.38%, 10/01/12	1,003,000	933,773
American International Group, Inc.
5.05%, 10/01/15	147,000	133,193
5.60%, 10/18/16	585,000	543,374
5.85%, 01/16/18	1,700,000	1,592,650
6.25%, 05/01/36	236,000	205,930

12 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Other Financial (continued)

Ameritech Capital Funding Corp., 6.45%, 01/15/18	$88,000	$89,760
Associates Corp. of North America, 6.95%, 11/01/18	339,000	351,424
BAE Systems Holdings, Inc., 4.75%, 08/15/10 (b)	236,000	238,831
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	354,000	348,679
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	785,000	759,779
Boeing Capital Corp., 6.10%, 03/01/11	50,000	52,661
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	133,572
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	88,000	80,035
Caterpillar Financial Services Corp.
4.50%, 06/15/09	206,000	207,348
5.05%, 12/01/10	590,000	606,040
5.50%, 03/15/16	295,000	295,543
CIT Group, Inc.
4.75%, 12/15/10	201,000	163,925
5.13%, 09/30/14	251,000	179,778
5.40%, 01/30/16	177,000	121,899
5.85%, 09/15/16	1,150,000	793,465
6.00%, 04/01/36	206,000	142,573
CitiFinancial, Inc., 10.00%, 05/15/09	59,000	61,622
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	333,705
Continental Airlines, Inc. Series 00-1, 7.92%, 05/01/10	350,000	336,000
Series 02-1, 6.56%, 08/15/13	233,000	213,195
CRH America, Inc., 6.00%, 09/30/16	885,000	820,761
Daimler Finance North America LLC
5.88%, 03/15/11	2,737,000	2,772,203
7.30%, 01/15/12	389,000	411,658
6.50%, 11/15/13	487,000	505,007
8.50%, 01/18/31	369,000	426,643
Devon Financing Corp. ULC, 6.88%, 09/30/11	643,000	682,454
Diageo Capital PLC, 5.50%, 09/30/16	500,000	489,271
Diageo Finance BV, 5.30%, 10/28/15	649,000	631,818
General Electric Capital Corp.
4.63%, Series A, 09/15/09	634,000	639,094
3.75%, Series A, 12/15/09	826,000	828,134
5.50%, Series A, 04/28/11	413,000	426,346
5.88%, Series A, 02/15/12	59,000	61,211
6.00%, Series A, 06/15/12	263,000	271,781
4.88%, 03/04/15	619,000	611,451
5.00%, 01/08/16	295,000	284,563
5.40%, 02/15/17	585,000	567,823
5.63%, 09/15/17	2,000,000	1,955,860
6.75%, Series A, 03/15/32	1,678,000	1,689,662
6.15%, Series A, 08/07/37	1,200,000	1,126,054
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	174,450
HJ Heinz Finance Co.
6.00%, 03/15/12	350,000	360,160
6.75%, 03/15/32	88,000	86,358
HSBC Finance Corp.
4.75%, 04/15/10	354,000	353,253
7.00%, 05/15/12	811,000	840,034
5.25%, 04/15/15	265,000	255,972
5.00%, 06/30/15	501,000	473,557
ING Security Life Institutional Funding, 4.25%, 01/15/10 (b)	1,180,000	1,171,708
John Deere Capital Corp., Series D, 4.40%, 07/15/09	383,000	383,461
Kern River Funding Corp., 4.89%, 04/30/18 (b)	76,067	73,380
McDonnell Douglas Corp., 9.75%, 04/01/12	600,000	691,452
Mellon Funding Corp.
6.40%, 05/14/11	265,000	274,325
5.00%, 12/01/14	265,000	246,637
Monumental Global Funding II, 4.38%, 07/30/09 (b)	295,000	292,546
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/14	324,000	313,393
5.45%, 04/10/17	850,000	829,807
Series C, 8.00%, 03/01/32	159,000	182,653
Nisource Finance Corp., 5.25%, 09/15/17	260,000	230,586
Nissan Motor Acceptance Corp., 4.63%, 03/08/10 (b)	307,000	306,837

2008 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Other Financial (continued)

Pemex Project Funding Master Trust
9.13%, 10/13/10	$138,000	$150,420
6.63%, 06/15/35	324,000	319,659
Popular North America, Inc., 4.70%, 06/30/09	324,000	320,033
Principal Life Global Funding I, 5.25%, 01/15/13 (b)	879,000	863,872
Prudential Financial, Inc.
5.10%, 12/14/11	740,000	735,634
Series B, 5.10%, 09/20/14	295,000	287,435
6.00%, 12/01/17	800,000	791,174
Series B, 5.75%, 07/15/33	147,000	130,643
SLM Corp.
5.13%, 08/27/12	1,475,000	1,283,421
Series A, 5.38%, 05/15/14	1,091,000	958,478
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	309,091
Telecom Italia Capital SA, 5.25%, 11/15/13	590,000	557,341
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	142,000	135,952
Textron Financial Corp., 4.60%, 05/03/10	355,000	357,909
Toll Brothers Finance Corp., 6.88%, 11/15/12	88,000	85,245
Toyota Motor Credit Corp., 4.25%, 03/15/10	336,000	341,428
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	559,808
5.85%, 09/15/35	118,000	104,003
Verizon Global Funding Corp.
6.88%, 06/15/12	295,000	312,580
7.38%, 09/01/12	522,000	563,212
4.38%, 06/01/13	369,000	354,919
7.75%, 12/01/30	1,190,000	1,278,394
Western & Southern Financial Group, Inc., 5.75%, 07/15/33 (b)	147,000	124,069
Willis North America, Inc., 5.63%, 07/15/15	177,000	159,137

		45,680,871

Other Utilities (0.9%)
Ameren Energy Generating Co., Series F, 7.95%, 06/01/32	105,000	106,878
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	184,905
Consolidated Natural Gas Co.
Series C, 6.25%, 11/01/11	451,000	465,454
Series A, 5.00%, 12/01/14	1,069,000	1,019,405
Constellation Energy Group, Inc., 6.13%, 09/01/09	313,000	317,358
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	164,485
Series E, 6.30%, 03/15/33	692,000	648,201
Series B, 5.95%, 06/15/35	251,000	225,271
DTE Energy Co., 6.35%, 06/01/16	913,000	913,608
Duke Energy Ohio, Inc.
5.70%, 09/15/12	41,000	41,659
Series A, 5.40%, 06/15/33	74,000	62,704
Entergy Gulf States, Inc., 5.25%, 08/01/15	177,000	166,915
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	282,753
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	720,945
Midamerican Energy Co., 5.80%, 10/15/36	550,000	511,586
Midamerican Energy Holdings Co.
5.88%, 10/01/12	634,000	652,093
6.13%, 04/01/36	845,000	811,424
New York State Electric & Gas Corp., 5.75%, 05/01/23	59,000	53,095
Oncor Electric Delivery Co.
6.38%, 05/01/12	552,000	559,191
6.38%, 01/15/15	692,000	682,814
Pacific Gas & Electric Co.
4.80%, 03/01/14	472,000	459,925
5.80%, 03/01/37	950,000	885,709
Pacificorp, 5.25%, 06/15/35	177,000	153,386
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	107,955
7.45%, 08/15/32	118,000	121,573
Progress Energy, Inc.
7.10%, 03/01/11	122,000	128,373
7.75%, 03/01/31	486,000	555,375
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	251,000	255,324
SCANA Corp.
6.88%, 05/15/11	516,000	537,503
6.25%, 02/01/12	147,000	151,316

14 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Other Utilities (continued)

Southern California Edison Co.
6.00%, 01/15/34	$177,000	$176,239
Series 05-B, 5.55%, 01/15/36	436,000	407,878
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	143,641
Westar Energy, Inc., 6.00%, 07/01/14	265,000	268,613
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	241,550
6.50%, 07/01/36	427,000	427,930

		13,613,034

Pharmaceuticals (0.6%)
Abbott Laboratories, 5.88%, 05/15/16	481,000	494,881
Amgen, Inc., 4.00%, 11/18/09	280,000	280,304
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,452,656
Eli Lilly & Co.
6.00%, 03/15/12	295,000	312,541
5.20%, 03/15/17	1,000,000	998,453
7.13%, 06/01/25	118,000	132,897
Genentech, Inc.
4.40%, 07/15/10	165,000	167,479
5.25%, 07/15/35	88,000	79,767
Merck & Co., Inc.
4.75%, 03/01/15	354,000	349,607
6.40%, 03/01/28	74,000	77,235
5.95%, 12/01/28	162,000	158,784
Pfizer, Inc., 4.65%, 03/01/18	265,000	255,388
Pharmacia Corp., 6.60%, 12/01/28	177,000	189,391
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,409,274
Wyeth
5.50%, 02/01/14	678,000	683,482
5.50%, 02/15/16	634,000	637,193
6.50%, 02/01/34	206,000	213,594
6.00%, 02/15/36	250,000	242,445

		8,135,371

Pipelines (0.2%)
AGL Capital Corp., 4.45%, 04/15/13	177,000	168,467
Duke Energy Carolinas LLC, 6.25%, 01/15/12	1,650,000	1,722,191
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	160,660
TransCanada Pipelines Ltd., 5.85%, 03/15/36	750,000	664,705

		2,716,023

Publishing (0.1%)
Gannett Co., Inc., 6.38%, 04/01/12	236,000	234,217
News America, Inc.
9.25%, 02/01/13	118,000	135,201
5.30%, 12/15/14	767,000	751,852
8.00%, 10/17/16	118,000	131,129
7.28%, 06/30/28	77,000	79,133
6.20%, 12/15/34	245,000	225,934
6.40%, 12/15/35	477,000	451,394

		2,008,860

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
6.63%, 09/15/11	88,000	90,078
5.50%, 01/15/12	765,000	755,377
Boston Properties LP, 5.00%, 06/01/15	590,000	541,222
Brandywine Operating Partnership LP, 5.63%, 12/15/10	180,000	174,524
Camden Property Trust, 5.00%, 06/15/15	147,000	128,523
Colonial Realty LP, 6.25%, 06/15/14	455,000	424,262
Developers Diversified Realty Corp., 5.38%, 10/15/12	295,000	276,751
Duke Realty LP
5.25%, 01/15/10	177,000	175,341
4.63%, 05/15/13	765,000	694,140
ERP Operating LP
5.25%, 09/15/14	472,000	438,698
5.38%, 08/01/16	295,000	267,912
HCP, Inc.
6.45%, 06/25/12	56,000	53,673
6.00%, 01/30/17	472,000	406,202
Health Care REIT, Inc., 6.00%, 11/15/13	177,000	169,164
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	707,686
HRPT Properties Trust, 5.75%, 02/15/14	177,000	166,342
iStar Financial, Inc., 5.65%, 09/15/11	254,000	217,170
Liberty Property LP, 7.25%, 03/15/11	38,000	38,715
Prologis, 5.25%, 11/15/10	472,000	471,210

2008 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Real Estate Investment Trusts (REITs) (continued)

Simon Property Group LP
4.60%, 06/15/10	$236,000	$232,164
5.10%, 06/15/15	531,000	480,481
6.10%, 05/01/16	413,000	404,113
Vornado Realty LP, 5.60%, 02/15/11	206,000	197,662
Washington Real Estate Investment Trust, 5.25%, 01/15/14	118,000	105,415
Westfield Capital Corp. Ltd., 5.13%, 11/15/14 (b)	153,000	141,724

		7,758,549

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	215,000	225,476
7.95%, 08/15/30	206,000	234,681
CSX Corp.
6.75%, 03/15/11	133,000	137,835
5.50%, 08/01/13	507,000	496,572
Norfolk Southern Corp.
6.75%, 02/15/11	964,000	1,010,436
5.59%, 05/17/25	84,000	75,932
7.25%, 02/15/31	620,000	672,601
TTX Co., 4.90%, 03/01/15 (b)	221,000	227,136
Union Pacific Corp.
3.63%, 06/01/10	242,000	237,563
5.38%, 06/01/33	62,000	53,158
6.25%, 05/01/34	236,000	226,456

		3,597,846

Service Companies (0.1%)
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	172,945
Oracle Corp., 5.25%, 01/15/16	572,000	562,831
RR Donnelley & Sons Co.
4.95%, 04/01/14	118,000	108,129
6.13%, 01/15/17	700,000	653,459
Science Applications International Corp., 5.50%, 07/01/33	177,000	149,521
Waste Management, Inc.
7.38%, 08/01/10	147,000	153,553
6.38%, 11/15/12	206,000	211,371
7.00%, 07/15/28	162,000	163,213

		2,175,022

Specialty Retail (0.9%)
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	862,838
CVS Caremark Corp.
4.00%, 09/15/09	118,000	117,360
6.25%, 06/01/27	795,000	778,562
Home Depot, Inc.
5.25%, 12/16/13	1,180,000	1,131,750
5.40%, 03/01/16	590,000	541,769
JC Penney Corp., Inc.
8.00%, 03/01/10	749,000	777,004
5.75%, 02/15/18	900,000	803,001
Kohl’s Corp., 6.30%, 03/01/11	50,000	50,624
Kroger Co. (The)
6.80%, 04/01/11	201,000	209,599
6.20%, 06/15/12	236,000	243,075
7.50%, 04/01/31	257,000	280,792
Lowe’s Cos., Inc., 6.50%, 03/15/29	236,000	228,824
Ltd. Brands, Inc., 6.13%, 12/01/12	147,000	138,465
Macys Retail Holdings, Inc.
6.63%, 04/01/11	631,000	622,547
5.75%, 07/15/14	442,000	399,087
6.90%, 04/01/29	147,000	124,224
Safeway, Inc.
6.50%, 03/01/11	236,000	244,085
5.80%, 08/15/12	206,000	210,638
5.63%, 08/15/14	177,000	176,627
Target Corp.
10.00%, 01/01/11	66,000	72,991
6.35%, 01/15/11	124,000	129,316
7.00%, 07/15/31	174,000	184,079
6.35%, 11/01/32	313,000	306,390
Wal-Mart Stores, Inc.
6.88%, 08/10/09	820,000	850,144
4.13%, 07/01/10	413,000	418,485
4.13%, 02/15/11	383,000	385,621
5.00%, 04/05/12	1,800,000	1,865,939
7.55%, 02/15/30	118,000	132,872
5.25%, 09/01/35	708,000	615,120

		12,901,828

Technology (0.2%)
Cisco Systems, Inc.
5.25%, 02/22/11	295,000	303,729
5.50%, 02/22/16	767,000	773,832
Dell, Inc., 7.10%, 04/15/28	206,000	211,957
Hewlett-Packard Co., 6.50%, 07/01/12	292,000	310,939

16 Semiannual Report 2008

Corporate Bonds (continued)
	Shares or
	Principal Amount	Value

Technology (continued)

International Business Machines Corp.
4.75%, 11/29/12	$516,000	$523,141
5.88%, 11/29/32	983,000	950,204

		3,073,802

Telecommunications (0.9%)
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	419,696
AT&T, Inc.
4.13%, 09/15/09	737,000	737,862
5.30%, 11/15/10	383,000	391,684
6.25%, 03/15/11	475,000	491,161
5.88%, 08/15/12	425,000	437,128
4.95%, 01/15/13	1,500,000	1,494,801
5.10%, 09/15/14	1,003,000	983,212
5.63%, 06/15/16	295,000	292,145
6.15%, 09/15/34	1,161,000	1,084,806
BellSouth Corp.
4.20%, 09/15/09	354,000	354,721
6.00%, 10/15/11	838,000	863,113
5.20%, 09/15/14	501,000	493,719
6.55%, 06/15/34	177,000	170,943
6.00%, 11/15/34	851,000	779,314
Embarq Corp.
6.74%, 06/01/13	767,000	740,065
7.08%, 06/01/16	133,000	126,317
GTE Corp.
6.84%, 04/15/18	206,000	212,066
6.94%, 04/15/28	147,000	145,530
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	44,000	48,193
8.75%, 03/01/31	321,000	380,892
Rogers Wireless, Inc., 7.25%, 12/15/12	875,000	926,345
Verizon Global Funding Corp., 7.25%, 12/01/10	537,000	570,106
Vodafone Group PLC, 6.15%, 02/27/37	590,000	539,565

		12,683,384

Transportation (0.0%)
General Dynamics Corp., 4.25%, 05/15/13	250,000	247,392
Southwest Airlines Co., 5.13%, 03/01/17	147,000	124,840
United Parcel Service, Inc.
8.38%, 04/01/20	118,000	145,658
8.38%, 04/01/30	177,000	218,521

		736,411

Total Corporate Bonds		275,439,643

Municipal Bonds (0.1%)

City of Dallas, Texas, 5.25%, 02/15/24	708,000	703,985
State of Illinois, 5.10%, 06/01/33	1,005,000	946,047

Total Municipal Bonds		1,650,032

Sovereign Bonds (3.2%)

CANADA (0.6%)
Province of British Columbia, Canada, 4.30%, 05/30/13	159,000	161,201
Province of Manitoba, Canada
Series EM, 7.50%, 02/22/10	295,000	314,462
5.00%, 02/15/12	1,475,000	1,536,960
Province of Nova Scotia, Canada, 5.13%, 01/26/17	885,000	906,347
Province of Ontario, Canada
4.38%, 02/15/13	428,000	432,421
4.50%, 02/03/15	667,000	665,548
4.75%, 01/19/16	295,000	297,638
Province of Quebec, Canada
5.00%, 07/17/09	3,185,000	3,241,050
4.60%, 05/26/15	354,000	352,785
Series PD, 7.50%, 09/15/29	578,000	738,445

		8,646,857

CHILE (0.0%)
Chile Government International Bond, 5.50%, 01/15/13	177,000	183,213

CHINA (0.0%)
China Government International Bond, 4.75%, 10/29/13	295,000	296,828

2008 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)
	Shares or
	Principal Amount	Value

GERMANY (0.3%)
Kreditanstalt fuer Wiederaufbau
3.25%, 03/30/09	$531,000	$528,445
4.13%, 10/15/14	708,000	679,978
4.38%, 07/21/15	1,445,000	1,456,927
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	885,000	916,636
5.25%, 07/15/11	350,000	367,261
5.13%, 02/01/17	750,000	784,220

		4,733,467

ICELAND (0.0%) (b)
Kaupthing Bank Hf, 7.13%, 05/19/16	354,000	249,466

ITALY (0.3%)
Italian Republic
3.25%, 05/15/09	1,003,000	1,005,695
4.38%, 06/15/13	560,000	568,430
4.50%, 01/21/15	938,000	943,480
4.75%, 01/25/16	413,000	424,126
6.88%, 09/27/23	251,000	302,150
5.38%, 06/15/33	841,000	863,437

		4,107,318

LUXEMBOURG (0.8%)
European Investment Bank
3.38%, 03/16/09	944,000	945,461
5.00%, 02/08/10	8,849,000	9,133,956
4.63%, 05/15/14	895,000	920,840
5.13%, 09/13/16	350,000	367,818

		11,368,075

MEXICO (0.2%)
Banco Nacional de Comercio Exterior SNC, 3.88%, 01/21/09 (b)	59,000	58,853
Mexico Government International Bond
6.38%, 01/16/13	1,143,000	1,203,007
Series A, 6.75%, 09/27/34	2,046,000	2,170,806

		3,432,666

NORWAY (0.1%)
Eksportfinans AS
4.75%, 12/15/08	413,000	415,896
5.50%, 05/25/16	383,000	400,988

		816,884

POLAND (0.0%)
Poland Government International Bond, 5.00%, 10/19/15	224,000	223,037

REPUBLIC OF KOREA (0.2%)
Export-Import Bank of Korea
4.63%, 03/16/10	413,000	412,005
5.13%, 02/14/11	354,000	351,805
Korea Development Bank
4.75%, 07/20/09	885,000	888,387
5.75%, 09/10/13	118,000	118,481
Republic of Korea, 4.25%, 06/01/13	708,000	682,832

		2,453,510

SOUTH AFRICA (0.0%)
South Africa Government International Bond, 6.50%, 06/02/14	206,000	211,922

SPAIN (0.1%)
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,770,000	1,796,679

SWEDEN (0.4%)
Svensk Exportkredit AB, Series A, 4.88%, 09/29/11	5,899,000	6,090,942

UNITED STATES (0.2%)
Inter-American Development Bank
5.00%, 04/05/11	350,000	362,802
5.13%, 09/13/16	585,000	613,798
6.80%, 10/15/25	413,000	493,738
International Bank for Reconstruction & Development, 7.63%, 01/19/23	973,000	1,252,860

		2,723,198

VENEZUELA (0.0%)
Corp. Andina de Fomento, 6.88%, 03/15/12	236,000	248,025

Total Sovereign Bonds		47,582,087

18 Semiannual Report 2008

U.S. Government Sponsored & Agency Obligations (37.4%)
	Shares or
	Principal Amount	Value

Federal Home Loan Bank System, 5.25%, 06/05/17	$10,000,000	$10,399,970
Federal Home Loan Mortgage Corp.
4.25%, 07/15/09	1,363,000	1,381,614
6.63%, 09/15/09	634,000	661,551
2.75%, 04/11/11	21,235,000	20,931,403
3.88%, 06/29/11	4,840,000	4,877,573
5.13%, 07/15/12	6,091,000	6,365,046
4.88%, 11/15/13	10,058,000	10,349,752
5.00%, 07/15/14	3,539,000	3,662,773
4.38%, 07/17/15	7,214,000	7,168,429
5.00%, 12/14/18	3,480,000	3,252,144
6.75%, 09/15/29	557,000	660,031
6.25%, 07/15/32	1,245,000	1,425,044
5.00%, 07/15/37	300,000	287,438
6.00%, 07/15/37	61,300,000	61,913,000
Federal National Mortgage Association
5.38%, 08/15/09	11,202,000	11,508,386
6.63%, 09/15/09	18,104,000	18,889,786
5.13%, 04/15/11	4,796,000	4,988,142
5.38%, 11/15/11	3,501,000	3,684,824
4.38%, 03/15/13	11,618,000	11,741,708
4.63%, 10/15/14	1,779,000	1,808,825
5.00%, 04/15/15	1,628,000	1,683,103
4.38%, 10/15/15	118,000	117,056
5.38%, 06/12/17	8,495,000	8,880,308
6.50%, 07/15/37	14,400,000	14,823,000
5.00%, 07/17/37	100,000	98,875
Federal National Mortgage Association TBA, 5.50%, 07/15/37	35,500,000	34,989,688
Financing Corp. (FICO), 9.80%, 11/30/17	18,000	24,848
Freddie Mac Gold Pool, Pool #C69951, 6.50%, 08/01/32	23,665	24,596
Tennessee Valley Authority, Series E, 6.25%, 12/15/17	50,000	55,543
U.S. Treasury Bond
8.50%, 02/15/20	4,238,000	5,839,167
6.25%, 08/15/23	22,676,000	26,979,134
6.88%, 08/15/25	4,713,000	6,009,075
6.38%, 08/15/27	10,342,000	12,668,950
5.38%, 02/15/31	3,107,000	3,452,169
4.50%, 02/15/36	6,055,000	6,011,955
5.00%, 05/15/37	305,000	327,780
4.38%, 02/15/38	1,000,000	974,688
U.S. Treasury Notes
3.63%, 10/31/09	39,605,000	40,270,245
4.75%, 02/15/10	25,070,000	25,965,074
4.50%, 09/30/11	41,975,000	43,870,423
4.63%, 02/29/12	15,297,000	16,090,532
4.50%, 04/30/12	4,000,000	4,193,124
4.75%, 05/31/12	6,465,000	6,836,233
4.25%, 09/30/12	7,000,000	7,288,204
2.75%, 02/28/13	26,000,000	25,382,500
4.00%, 02/15/15	3,250,000	3,340,646
4.13%, 05/15/15	5,348,000	5,526,404
4.50%, 11/15/15	6,372,000	6,710,513
4.88%, 08/15/16	5,672,000	6,081,002
4.63%, 02/15/17	7,365,000	7,753,960
4.50%, 05/15/17	5,775,000	6,015,021
8.75%, 05/15/17	6,524,000	8,789,563
4.25%, 11/15/17	19,545,000	19,964,905
3.50%, 02/15/18	10,000,000	9,625,780

Total U.S. Government Sponsored & Agency Obligations		552,621,503

U.S. Government Mortgage Backed Agencies (37.3%)

Fannie Mae Pool
Pool #745259, 4.50%, 12/01/19	19,382,270	18,748,703
Pool #822023, 5.50%, 07/01/20	38,117	38,558
Pool #826869, 5.50%, 08/01/20	844,106	853,858
Pool #835228, 5.50%, 08/01/20	15,440	15,618
Pool #825811, 5.50%, 09/01/20	17,272	17,471
Pool #832837, 5.50%, 09/01/20	736,486	744,994
Pool #839585, 5.50%, 09/01/20	87,938	88,953
Pool #811505, 5.50%, 10/01/20	48,285	48,842
Pool #829704, 5.50%, 10/01/20	59,897	60,589
Pool #838565, 5.50%, 10/01/20	782,518	791,558
Pool #838566, 5.50%, 10/01/20	29,982	30,328
Pool #840102, 5.50%, 10/01/20	702,318	710,431
Pool #841947, 5.50%, 10/01/20	34,205	34,601
Pool #843102, 5.50%, 10/01/20	21,484	21,732

2008 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #839100, 5.50%, 11/01/20	$23,982	$24,259
Pool #840808, 5.50%, 11/01/20	25,475	25,770
Pool #847832, 5.50%, 11/01/20	38,562	39,007
Pool #847920, 5.50%, 11/01/20	801,922	811,186
Pool #830670, 5.50%, 12/01/20	32,154	32,526
Pool #866142, 5.50%, 01/01/21	76,922	77,570
Pool #837194, 5.50%, 02/01/21	32,401	32,775
Pool #867183, 5.50%, 02/01/21	89,369	90,122
Pool #788210, 5.50%, 02/01/21	710,130	716,114
Pool #811558, 5.50%, 03/01/21	850,624	860,450
Pool #870296, 5.50%, 03/01/21	21,359	21,539
Pool #878120, 5.50%, 04/01/21	35,492	35,791
Pool #878121, 5.50%, 04/01/21	56,099	56,572
Pool #811559, 5.50%, 05/01/21	649,226	654,698
Pool #879115, 5.50%, 05/01/21	111,706	112,647
Pool #883922, 5.50%, 05/01/21	712,753	718,760
Pool #885440, 5.50%, 05/01/21	18,876	19,035
Pool #845489, 5.50%, 06/01/21	18,433	18,588
Pool #880950, 5.50%, 07/01/21	754,875	761,236
Pool #870092, 5.50%, 08/01/21	21,045	21,222
Pool #896599, 5.50%, 08/01/21	48,750	49,160
Pool #896605, 5.50%, 08/01/21	33,172	33,452
Pool #903350, 5.00%, 10/01/21	60,654	60,123
Pool #894126, 5.50%, 10/01/21	19,418	19,570
Pool #902789, 5.50%, 11/01/21	690,398	696,216
Pool #901509, 5.00%, 12/01/21	67,546	66,954
Pool #906708, 5.00%, 12/01/21	714,125	707,869
Pool #905586, 5.50%, 12/01/21	739,984	746,220
Pool #840486, 5.00%, 01/01/22	87,087	86,224
Pool #906317, 5.50%, 01/01/22	43,044	43,384
Pool #906205, 5.50%, 01/01/22	24,682	24,874
Pool #928106, 5.50%, 02/01/22	1,267,052	1,277,064
Pool #912981, 5.00%, 03/01/22	136,243	134,893
Pool #914324, 5.00%, 03/01/22	33,643	33,309
Pool #899242, 5.00%, 03/01/22	32,990	32,664
Pool #923092, 5.00%, 03/01/22	630,034	623,791
Pool #914385, 5.50%, 03/01/22	24,846	25,042
Pool #913889, 5.50%, 03/01/22	617,806	623,012
Pool #912845, 5.00%, 04/01/22	85,364	84,616
Pool #914758, 5.00%, 04/01/22	610,883	604,828
Pool #915144, 5.00%, 04/01/22	890,388	881,564
Pool #917688, 5.00%, 04/01/22	101,028	100,026
Pool #913323, 5.50%, 04/01/22	26,431	26,640
Pool #913331, 5.50%, 05/01/22	79,665	80,294
Pool #899472, 5.00%, 06/01/22	111,538	110,433
Pool #899475, 5.00%, 06/01/22	687,352	680,540
Pool #917163, 5.00%, 06/01/22	131,013	129,715
Pool #941632, 5.00%, 06/01/22	107,681	106,614
Pool #748841, 5.00%, 06/01/22	58,038	57,463
Pool #918552, 5.00%, 06/01/22	886,730	877,942
Pool #918699, 5.00%, 06/01/22	655,757	649,258
Pool #939453, 5.00%, 06/01/22	883,583	874,826

20 Semiannual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #940903, 5.00%, 06/01/22	$87,371	$86,505
Pool #899438, 5.50%, 06/01/22	777,921	784,068
Pool #939673, 5.50%, 06/01/22	178,984	180,398
Pool #560868, 7.50%, 02/01/31	5,537	5,961
Pool #607212, 7.50%, 10/01/31	96,077	103,434
Pool #607559, 6.50%, 11/01/31	2,508	2,605
Pool #607632, 6.50%, 11/01/31	928	964
Pool #661664, 7.50%, 09/01/32	93,768	100,754
Pool #254548, 5.50%, 12/01/32	2,459,575	2,440,311
Pool #656559, 6.50%, 02/01/33	262,972	272,993
Pool #694846, 6.50%, 04/01/33	37,641	38,793
Pool #750229, 6.50%, 10/01/33	233,479	240,625
Pool #725594, 5.50%, 07/01/34	2,401,582	2,376,768
Pool #788027, 6.50%, 09/01/34	209,116	216,104
Pool #804847, 4.50%, 01/01/35	326,682	303,878
Pool #888275, 5.50%, 01/01/35	2,745,497	2,722,278
Pool #735141, 5.50%, 01/01/35	8,969,887	8,851,978
Pool #888233, 5.00%, 11/01/35	57,819,517	55,616,277
Pool #256023, 6.00%, 12/01/35	6,830,305	6,898,472
Pool #868494, 6.00%, 04/01/36	304,158	307,289
Pool #891595, 5.00%, 06/01/36	4,563,385	4,383,791
Pool #885844, 6.00%, 06/01/36	291,396	294,395
Pool #892370, 6.00%, 07/01/36	134,294	135,676
Pool #888077, 5.00%, 08/01/36	2,768,568	2,656,150
Pool #894441, 5.85%, 08/01/36(a)	9,119,290	9,352,787
Pool #901149, 6.00%, 08/01/36	1,800,735	1,819,270
Pool #887050, 6.00%, 08/01/36	788,592	796,709
Pool #894957, 6.50%, 08/01/36	692,540	713,952
Pool #888635, 5.50%, 09/01/36	2,897,990	2,873,482
Pool #901957, 5.50%, 10/01/36	87,609	86,512
Pool #898415, 6.00%, 10/01/36	203,659	205,756
Pool #908698, 6.50%, 10/01/36	1,432,410	1,476,249
Pool #922846, 6.50%, 11/01/36	589,933	608,172
Pool #907735, 6.00%, 12/01/36	265,055	267,783
Pool #909756, 6.50%, 02/01/37	2,849,639	2,937,744
Pool #888268, 6.00%, 03/01/37	647,717	654,384
Pool #917237, 6.00%, 04/01/37	927,412	936,760
Pool #923399, 6.00%, 06/01/37	890,282	899,256
Pool #940887, 6.00%, 06/01/37	955,967	965,603
Pool #941193, 6.00%, 06/01/37	989,823	999,801
Pool #939749, 6.50%, 06/01/37	1,702,997	1,755,288
Pool #941298, 6.50%, 06/01/37	690,861	712,074
Pool #937776, 6.50%, 06/01/37	1,369,671	1,411,727
Pool #939671, 6.50%, 06/01/37	647,629	667,515
Pool #919190, 6.50%, 06/01/37	644,811	664,611
Pool #899830, 6.00%, 08/01/37	1,869,868	1,888,717
Pool #256890, 6.00%, 09/01/37	924,186	926,201
Pool #946614, 6.00%, 09/01/37	2,248,450	2,271,116
Pool #256936, 6.00%, 10/01/37	1,363,870	1,366,844
Pool #967483, 6.00%, 01/01/38	1,287,827	1,300,809
Pool #889116, 6.00%, 02/01/38	10,409,975	10,514,912
Federal Home Loan Mortgage Corp. TBA
4.50%, 07/01/20	29,000,000	28,012,202

2008 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

5.50%, 07/15/37	$4,000,000	$3,940,000
Federal National Mortgage Association TBA
7.00%, 08/01/36	14,800,000	15,447,500
6.00%, 07/15/37	24,500,000	24,714,375
Freddie Mac Gold Pool
Pool #E00282, 6.50%, 03/01/09	12,492	12,994
Pool #G10399, 6.50%, 07/01/09	2,690	2,725
Pool #E00394, 7.50%, 09/01/10	21,658	22,372
Pool #M80898, 4.50%, 02/01/11	407,824	413,134
Pool #M80904, 4.50%, 03/01/11	253,286	251,510
Pool #M80917, 4.50%, 05/01/11	62,426	63,239
Pool #M80926, 4.50%, 07/01/11	246,002	249,205
Pool #M80934, 4.50%, 08/01/11	305,432	303,291
Pool #G10940, 6.50%, 11/01/11	9,588	9,973
Pool #G11130, 6.00%, 12/01/11	84,324	86,609
Pool #M80981, 4.50%, 07/01/12	128,938	128,664
Pool #E00507, 7.50%, 09/01/12	2,485	2,591
Pool #G10749, 6.00%, 10/01/12	58,881	60,327
Pool #M81009, 4.50%, 02/01/13	159,327	158,210
Pool #E69050, 6.00%, 02/01/13	35,213	36,078
Pool #E72896, 7.00%, 10/01/13	17,772	18,611
Pool #G11612, 6.00%, 04/01/14	47,399	48,600
Pool #E00677, 6.00%, 06/01/14	90,687	93,204
Pool #E00802, 7.50%, 02/01/15	45,840	47,732
Pool #G11001, 6.50%, 03/01/15	33,219	34,582
Pool #G11003, 7.50%, 04/01/15	2,425	2,539
Pool #G11164, 7.00%, 05/01/15	7,742	8,123
Pool #E81396, 7.00%, 10/01/15	1,495	1,570
Pool #E81394, 7.50%, 10/01/15	13,699	14,365
Pool #E84097, 6.50%, 12/01/15	4,397	4,578
Pool #E82132, 7.00%, 01/01/16	4,253	4,468
Pool #E00938, 7.00%, 01/01/16	20,884	21,933
Pool #E82815, 6.00%, 03/01/16	15,602	15,986
Pool #E83231, 6.00%, 04/01/16	4,225	4,329
Pool #E83233, 6.00%, 04/01/16	11,042	11,315
Pool #G11972, 6.00%, 04/01/16	263,181	269,664
Pool #E83046, 7.00%, 04/01/16	2,655	2,789
Pool #E83355, 6.00%, 05/01/16	16,300	16,702
Pool #E83636, 6.00%, 05/01/16	29,780	30,515
Pool #E00975, 6.00%, 05/01/16	63,247	64,951
Pool #E83933, 6.50%, 05/01/16	1,150	1,198
Pool #E00985, 6.00%, 06/01/16	34,729	35,666
Pool #E84236, 6.50%, 06/01/16	7,465	7,775
Pool #E00987, 6.50%, 06/01/16	30,281	31,717
Pool #E00996, 6.50%, 07/01/16	3,812	3,993
Pool #E84912, 6.50%, 08/01/16	19,186	19,981
Pool #E85117, 6.50%, 08/01/16	10,255	10,680
Pool #E85387, 6.00%, 09/01/16	38,073	39,012
Pool #E85800, 6.50%, 10/01/16	7,784	8,107
Pool #E86183, 6.00%, 11/01/16	5,420	5,554
Pool #G11207, 7.00%, 11/01/16	19,343	20,320
Pool #E01083, 7.00%, 11/01/16	7,079	7,425
Pool #E86746, 5.50%, 12/01/16	85,243	85,817
Pool #E86533, 6.00%, 12/01/16	11,643	11,930

22 Semiannual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #E87584, 6.00%, 01/01/17	$11,378	$11,659
Pool #E01095, 6.00%, 01/01/17	14,122	14,502
Pool #E86995, 6.50%, 01/01/17	34,170	35,587
Pool #E87291, 6.50%, 01/01/17	41,377	43,093
Pool #E87446, 6.50%, 01/01/17	7,306	7,611
Pool #E88076, 6.00%, 02/01/17	10,937	11,207
Pool #E88055, 6.50%, 02/01/17	64,244	66,922
Pool #E88106, 6.50%, 02/01/17	40,470	42,158
Pool #E01127, 6.50%, 02/01/17	22,478	23,534
Pool #E88134, 6.00%, 03/01/17	3,395	3,479
Pool #E88474, 6.00%, 03/01/17	20,801	21,314
Pool #E88768, 6.00%, 03/01/17	54,024	55,357
Pool #E01137, 6.00%, 03/01/17	21,700	22,284
Pool #E01138, 6.50%, 03/01/17	11,473	12,010
Pool #E88729, 6.00%, 04/01/17	16,340	16,743
Pool #E89149, 6.00%, 04/01/17	25,515	26,145
Pool #E89151, 6.00%, 04/01/17	19,071	19,542
Pool #E89217, 6.00%, 04/01/17	14,039	14,386
Pool #E89222, 6.00%, 04/01/17	98,742	101,180
Pool #E89347, 6.00%, 04/01/17	4,870	4,991
Pool #E89496, 6.00%, 04/01/17	22,604	23,162
Pool #E01139, 6.00%, 04/01/17	97,278	99,893
Pool #E89203, 6.50%, 04/01/17	8,695	9,058
Pool #G11409, 6.00%, 05/01/17	129,969	133,175
Pool #E89788, 6.00%, 05/01/17	12,860	13,177
Pool #E89530, 6.00%, 05/01/17	59,799	61,275
Pool #E89746, 6.00%, 05/01/17	136,530	139,901
Pool #E89909, 6.00%, 05/01/17	21,405	21,934
Pool #E01140, 6.00%, 05/01/17	85,362	87,657
Pool #E89924, 6.50%, 05/01/17	66,044	68,797
Pool #E01156, 6.50%, 05/01/17	32,487	33,999
Pool #E90194, 6.00%, 06/01/17	16,604	17,014
Pool #E90227, 6.00%, 06/01/17	13,526	13,860
Pool #E90313, 6.00%, 06/01/17	6,922	7,093
Pool #B15071, 6.00%, 06/01/17	300,790	308,209
Pool #E01157, 6.00%, 06/01/17	60,165	61,782
Pool #E90591, 5.50%, 07/01/17	85,316	86,463
Pool #E90594, 6.00%, 07/01/17	52,640	53,940
Pool #E90667, 6.00%, 07/01/17	14,544	14,903
Pool #E90645, 6.00%, 07/01/17	85,976	88,099
Pool #E01186, 5.50%, 08/01/17	189,907	192,849
Pool #E01205, 6.50%, 08/01/17	24,543	25,683
Pool #G11295, 5.50%, 09/01/17	126,010	127,704
Pool #G11458, 6.00%, 09/01/17	43,428	44,496
Pool #E93476, 5.00%, 01/01/18	164,108	163,777
Pool #G11434, 6.50%, 01/01/18	34,063	35,476
Pool #E01311, 5.50%, 02/01/18	2,041,828	2,072,002
Pool #E98207, 5.00%, 04/01/18	55,389	55,260
Pool #G11399, 5.50%, 04/01/18	183,752	186,194
Pool #E96459, 5.00%, 05/01/18	70,346	70,182
Pool #E99869, 5.00%, 06/01/18	87,464	87,287
Pool #E97335, 5.00%, 07/01/18	1,321,501	1,318,417

2008 Semiannual Report 23

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #E97366, 5.00%, 07/01/18	$389,867	$388,957
Pool #E97702, 5.00%, 07/01/18	513,846	512,647
Pool #E98258, 5.00%, 07/01/18	217,358	216,851
Pool #E99426, 5.00%, 09/01/18	153,438	153,080
Pool #E99498, 5.00%, 09/01/18	158,431	158,061
Pool #E99579, 5.00%, 09/01/18	118,000	117,725
Pool #E99673, 5.00%, 10/01/18	67,634	67,476
Pool #E99675, 5.00%, 10/01/18	725,855	724,162
Pool #E01488, 5.00%, 10/01/18	132,630	132,337
Pool #B10210, 5.50%, 10/01/18	376,441	378,974
Pool #G11480, 5.00%, 11/01/18	694,624	693,004
Pool #B10650, 5.00%, 11/01/18	212,377	211,882
Pool #B10653, 5.50%, 11/01/18	271,640	275,336
Pool #E01538, 5.00%, 12/01/18	868,398	866,457
Pool #B11548, 5.50%, 12/01/18	112,273	113,028
Pool #B13147, 5.00%, 01/01/19	543,230	541,963
Pool #B12214, 5.00%, 02/01/19	321,429	319,875
Pool #G11531, 5.50%, 02/01/19	78,860	79,933
Pool #B12908, 5.50%, 03/01/19	137,939	139,729
Pool #E01604, 5.50%, 03/01/19	153,971	155,007
Pool #B13671, 5.00%, 04/01/19	124,075	123,475
Pool #B13600, 5.50%, 04/01/19	93,466	94,679
Pool #B13430, 5.50%, 04/01/19	147,786	149,704
Pool #B14236, 5.00%, 05/01/19	375,936	374,119
Pool #B15013, 5.00%, 06/01/19	214,998	213,959
Pool #B15396, 5.50%, 06/01/19	163,185	165,303
Pool #G18002, 5.00%, 07/01/19	156,201	155,446
Pool #B15503, 5.00%, 07/01/19	224,536	223,451
Pool #B15717, 5.00%, 07/01/19	325,922	324,347
Pool #B15872, 5.00%, 07/01/19	119,727	119,148
Pool #G18007, 6.00%, 07/01/19	70,442	72,185
Pool #G18005, 5.00%, 08/01/19	423,995	421,945
Pool #G18006, 5.50%, 08/01/19	142,464	144,313
Pool #B16087, 6.00%, 08/01/19	179,197	183,631
Pool #G18009, 5.00%, 09/01/19	752,514	748,877
Pool #B16648, 5.00%, 09/01/19	161,750	160,969
Pool #B16626, 5.00%, 09/01/19	867,684	863,490
Pool #B16657, 5.00%, 09/01/19	214,040	213,006
Pool #B16826, 5.00%, 10/01/19	285,921	284,539
Pool #B16985, 5.00%, 10/01/19	123,873	123,275
Pool #G18022, 5.50%, 11/01/19	297,133	300,989
Pool #B17371, 5.00%, 12/01/19	261,843	260,577
Pool #B14288, 5.50%, 12/01/19	157,112	159,152
Pool #B14668, 5.00%, 01/01/20	535,042	531,118
Pool #B17624, 5.00%, 01/01/20	368,966	367,183
Pool #G18043, 4.00%, 03/01/20	39,008	36,940
Pool #B17982, 4.00%, 03/01/20	212,614	200,150
Pool #G18050, 4.00%, 04/01/20	205,663	193,606
Pool #B19226, 4.00%, 04/01/20	54,280	51,098
Pool #B19236, 4.00%, 04/01/20	44,762	42,389
Pool #B18170, 5.00%, 04/01/20	147,754	146,671
Pool #B18437, 5.50%, 05/01/20	139,124	140,060

24 Semiannual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #B19414, 5.00%, 06/01/20	$368,574	$365,871
Pool #G18062, 6.00%, 06/01/20	132,490	135,772
Pool #G11742, 5.00%, 07/01/20	929,944	925,449
Pool #J02325, 5.50%, 07/01/20	335,991	339,512
Pool #J02428, 4.00%, 08/01/20	5,383,697	5,068,077
Pool #J00718, 5.00%, 12/01/20	1,337,668	1,327,859
Pool #J00935, 5.00%, 12/01/20	123,849	122,941
Pool #G11880, 5.00%, 12/01/20	811,788	805,835
Pool #J00854, 5.00%, 01/01/21	705,757	700,581
Pool #J00871, 5.00%, 01/01/21	312,453	310,162
Pool #J01049, 5.00%, 01/01/21	3,003,967	2,981,938
Pool #J00855, 5.50%, 01/01/21	323,565	326,956
Pool #G18096, 5.50%, 01/01/21	123,245	124,074
Pool #J01189, 5.00%, 02/01/21	170,310	168,635
Pool #J05986, 5.00%, 02/01/21	143,068	142,019
Pool #J01279, 5.50%, 02/01/21	272,893	274,900
Pool #J01256, 5.00%, 03/01/21	166,883	165,242
Pool #J01414, 5.00%, 03/01/21	139,783	138,409
Pool #J01576, 5.00%, 04/01/21	835,504	827,288
Pool #J01570, 5.50%, 04/01/21	185,679	186,928
Pool #J01633, 5.50%, 04/01/21	812,603	818,579
Pool #J01757, 5.00%, 05/01/21	324,227	321,039
Pool #J01771, 5.00%, 05/01/21	211,788	209,705
Pool #J01833, 5.00%, 05/01/21	140,190	138,812
Pool #J01879, 5.00%, 05/01/21	281,854	279,082
Pool #J06015, 5.00%, 05/01/21	266,716	264,093
Pool #G18122, 5.00%, 06/01/21	236,864	234,535
Pool #G18123, 5.50%, 06/01/21	450,391	453,704
Pool #J01980, 6.00%, 06/01/21	310,071	317,761
Pool #J03074, 5.00%, 07/01/21	218,689	216,539
Pool #J03028, 5.50%, 07/01/21	211,863	213,421
Pool #G12245, 6.00%, 07/01/21	155,908	159,775
Pool #G12310, 5.50%, 08/01/21	127,673	128,612
Pool #G12348, 6.00%, 08/01/21	316,388	324,234
Pool #G12855, 5.00%, 09/01/21	8,015,306	7,956,527
Pool #G12412, 5.50%, 11/01/21	166,374	167,597
Pool #C90559, 7.00%, 05/01/22	98,116	103,582
Pool #C00351, 8.00%, 07/01/24	2,464	2,671
Pool #D60780, 8.00%, 06/01/25	5,509	5,969
Pool #D64617, 8.00%, 10/01/25	29,194	31,629
Pool #D82854, 7.00%, 10/01/27	6,134	6,500
Pool #C00566, 7.50%, 12/01/27	10,208	11,057
Pool #C00676, 6.50%, 11/01/28	57,936	60,343
Pool #C00678, 7.00%, 11/01/28	14,633	15,507
Pool #C18271, 7.00%, 11/01/28	10,028	10,627
Pool #C00836, 7.00%, 07/01/29	5,813	6,147
Pool #C30265, 6.50%, 08/01/29	9,574	9,975
Pool #A16201, 7.00%, 08/01/29	25,398	26,859
Pool #C31282, 7.00%, 09/01/29	1,302	1,376
Pool #C31285, 7.00%, 09/01/29	13,999	14,804
Pool #A18212, 7.00%, 11/01/29	247,222	261,441
Pool #C32914, 8.00%, 11/01/29	6,022	6,522

2008 Semiannual Report 25

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #C37436, 8.00%, 01/01/30	$8,599	$9,313
Pool #C36306, 7.00%, 02/01/30	7,226	7,637
Pool #C36429, 7.00%, 02/01/30	6,475	6,844
Pool #C00921, 7.50%, 02/01/30	7,505	8,107
Pool #G01108, 7.00%, 04/01/30	4,968	5,253
Pool #C37703, 7.50%, 04/01/30	5,611	6,062
Pool #G01133, 6.50%, 07/01/30	38,988	40,608
Pool #C41561, 8.00%, 08/01/30	4,504	4,879
Pool #C01051, 8.00%, 09/01/30	14,365	15,561
Pool #C43550, 7.00%, 10/01/30	12,405	13,112
Pool #C44017, 7.50%, 10/01/30	1,030	1,112
Pool #C43967, 8.00%, 10/01/30	51,842	56,157
Pool #C44978, 7.00%, 11/01/30	2,237	2,364
Pool #C44535, 7.50%, 11/01/30	2,609	2,819
Pool #C44957, 8.00%, 11/01/30	9,944	10,772
Pool #C01106, 7.00%, 12/01/30	78,981	83,483
Pool #C01103, 7.50%, 12/01/30	6,673	7,060
Pool #C46932, 7.50%, 01/01/31	12,639	13,654
Pool #C01116, 7.50%, 01/01/31	6,374	6,885
Pool #C47287, 7.50%, 02/01/31	7,886	8,519
Pool #G01217, 7.00%, 03/01/31	65,635	69,376
Pool #C48851, 7.00%, 03/01/31	9,910	10,465
Pool #C48206, 7.50%, 03/01/31	15,937	17,216
Pool #C52685, 6.50%, 05/01/31	31,306	32,558
Pool #C01172, 6.50%, 05/01/31	34,824	36,216
Pool #C52136, 7.00%, 05/01/31	15,248	16,102
Pool #C53589, 6.50%, 06/01/31	84,091	87,453
Pool #C53324, 7.00%, 06/01/31	18,275	19,299
Pool #C01209, 8.00%, 06/01/31	3,010	3,261
Pool #C54897, 6.50%, 07/01/31	57,860	60,173
Pool #C54792, 7.00%, 07/01/31	76,156	80,421
Pool #C55071, 7.50%, 07/01/31	884	954
Pool #G01309, 7.00%, 08/01/31	17,450	18,428
Pool #C58215, 6.50%, 09/01/31	2,622	2,726
Pool #C58362, 6.50%, 09/01/31	23,363	24,297
Pool #C01220, 6.50%, 09/01/31	9,256	9,626
Pool #G01311, 7.00%, 09/01/31	104,187	110,126
Pool #G01315, 7.00%, 09/01/31	3,972	4,199
Pool #C01222, 7.00%, 09/01/31	12,573	13,278
Pool #C58961, 6.50%, 10/01/31	445,200	462,999
Pool #C01244, 6.50%, 10/01/31	52,802	54,913
Pool #C58647, 7.00%, 10/01/31	3,415	3,606
Pool #C58694, 7.00%, 10/01/31	23,941	25,282
Pool #C60991, 6.50%, 11/01/31	12,424	12,921
Pool #C60012, 7.00%, 11/01/31	4,920	5,196
Pool #C61298, 8.00%, 11/01/31	12,800	13,867
Pool #C01271, 6.50%, 12/01/31	16,753	17,423
Pool #C61105, 7.00%, 12/01/31	11,129	11,752
Pool #C01305, 7.50%, 12/01/31	7,336	7,918
Pool #C62218, 7.00%, 01/01/32	14,590	15,407
Pool #C63171, 7.00%, 01/01/32	37,461	39,559
Pool #G01355, 6.50%, 02/01/32	487,907	507,413

26 Semiannual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #C64121, 7.50%, 02/01/32	$8,329	$8,989
Pool #C64668, 6.50%, 03/01/32	18,063	18,774
Pool #C65466, 6.50%, 03/01/32	78,407	81,493
Pool #C01310, 6.50%, 03/01/32	91,538	95,140
Pool #C66191, 6.50%, 04/01/32	30,254	31,445
Pool #C66192, 6.50%, 04/01/32	15,208	15,806
Pool #C66088, 6.50%, 04/01/32	14,986	15,576
Pool #C01343, 6.50%, 04/01/32	81,436	84,641
Pool #G01391, 7.00%, 04/01/32	167,496	177,043
Pool #C66744, 7.00%, 04/01/32	3,861	4,077
Pool #C01345, 7.00%, 04/01/32	55,272	58,366
Pool #C65717, 7.50%, 04/01/32	11,245	12,114
Pool #C01370, 8.00%, 04/01/32	12,372	13,404
Pool #C67097, 6.50%, 05/01/32	6,073	6,312
Pool #C66758, 6.50%, 05/01/32	399,604	415,330
Pool #C66919, 6.50%, 05/01/32	4,305	4,475
Pool #C67313, 6.50%, 05/01/32	2,390	2,484
Pool #C01351, 6.50%, 05/01/32	53,222	55,316
Pool #C66916, 7.00%, 05/01/32	37,650	39,757
Pool #C67259, 7.00%, 05/01/32	4,253	4,491
Pool #C67235, 7.00%, 05/01/32	95,399	100,740
Pool #C01381, 8.00%, 05/01/32	60,657	65,713
Pool #C67996, 6.50%, 06/01/32	11,861	12,328
Pool #C72361, 6.50%, 06/01/32	28,810	29,962
Pool #C72497, 6.50%, 06/01/32	17,372	18,067
Pool #C01364, 6.50%, 06/01/32	53,935	56,058
Pool #C68290, 7.00%, 06/01/32	14,837	15,667
Pool #C68300, 7.00%, 06/01/32	77,546	81,887
Pool #C68307, 8.00%, 06/01/32	3,905	4,231
Pool #G01433, 6.50%, 07/01/32	27,884	28,982
Pool #C71403, 6.50%, 07/01/32	55,387	57,602
Pool #G01449, 7.00%, 07/01/32	119,215	126,011
Pool #C68988, 7.50%, 07/01/32	4,641	5,000
Pool #G01443, 6.50%, 08/01/32	187,228	194,596
Pool #G01444, 6.50%, 08/01/32	192,282	199,970
Pool #C74006, 6.50%, 08/01/32	15,783	16,404
Pool #C01385, 6.50%, 08/01/32	75,334	78,299
Pool #C69908, 7.00%, 08/01/32	69,453	73,341
Pool #C70211, 7.00%, 08/01/32	60,981	64,395
Pool #C01396, 6.50%, 09/01/32	122,982	127,822
Pool #C71089, 7.50%, 09/01/32	16,820	18,120
Pool #C01404, 6.50%, 10/01/32	307,506	319,608
Pool #C72160, 7.50%, 10/01/32	8,188	8,821
Pool #A14012, 6.50%, 11/01/32	98,622	102,503
Pool #C73984, 6.50%, 12/01/32	13,308	13,832
Pool #C77531, 6.50%, 02/01/33	103,440	107,511
Pool #G01536, 7.00%, 03/01/33	91,697	96,236
Pool #A10212, 6.50%, 06/01/33	26,352	27,356
Pool #A16419, 6.50%, 11/01/33	58,606	60,839
Pool #A17177, 6.50%, 12/01/33	37,848	39,291
Pool #A16522, 6.50%, 12/01/33	377,758	392,153
Pool #A17262, 6.50%, 12/01/33	92,322	95,840

2008 Semiannual Report 27

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #C01806, 7.00%, 01/01/34	$87,414	$91,740
Pool #A21356, 6.50%, 04/01/34	224,346	232,123
Pool #C01851, 6.50%, 04/01/34	232,334	240,388
Pool #A22067, 6.50%, 05/01/34	309,742	320,480
Pool #A24301, 6.50%, 05/01/34	163,202	168,860
Pool #A24988, 6.50%, 07/01/34	153,378	158,695
Pool #G01741, 6.50%, 10/01/34	166,340	172,886
Pool #G08023, 6.50%, 11/01/34	253,944	262,748
Pool #A33137, 6.50%, 01/01/35	65,549	67,821
Pool #G08064, 6.50%, 04/01/35	169,778	175,399
Pool #A31989, 6.50%, 04/01/35	92,924	96,001
Pool #A38817, 6.50%, 05/01/35	12,593	12,994
Pool #G01947, 7.00%, 05/01/35	136,199	143,825
Pool #A46279, 5.00%, 07/01/35	717,361	689,801
Pool #A46718, 4.50%, 08/01/35	1,114,546	1,034,808
Pool #G01867, 5.00%, 08/01/35	5,610,441	5,394,899
Pool #G08072, 5.00%, 08/01/35	4,078,851	3,922,150
Pool #A46671, 5.00%, 08/01/35	250,441	240,819
Pool #A36407, 5.00%, 08/01/35	284,363	273,438
Pool #A36609, 5.00%, 08/01/35	5,081,246	4,886,035
Pool #A36646, 5.00%, 08/01/35	14,788,981	14,220,818
Pool #A36973, 5.00%, 08/01/35	390,165	375,175
Pool #A33015, 5.00%, 08/01/35	2,197,669	2,113,239
Pool #G08073, 5.50%, 08/01/35	2,350,690	2,322,408
Pool #A47036, 4.50%, 09/01/35	353,930	328,609
Pool #A47055, 4.50%, 09/01/35	4,331,930	4,022,011
Pool #A37533, 4.50%, 09/01/35	275,777	256,047
Pool #A47039, 5.00%, 09/01/35	3,553,191	3,416,684
Pool #A37534, 5.00%, 09/01/35	4,085,460	3,928,505
Pool #A37567, 5.00%, 09/01/35	346,722	333,402
Pool #A37135, 5.50%, 09/01/35	4,061,713	4,012,846
Pool #A46935, 6.50%, 09/01/35	144,431	149,212
Pool #G01890, 4.50%, 10/01/35	706,431	655,891
Pool #G02045, 4.50%, 10/01/35	254,059	235,883
Pool #A38074, 5.00%, 10/01/35	740,681	712,225
Pool #A38255, 5.50%, 10/01/35	3,492,793	3,450,771
Pool #A38531, 5.50%, 10/01/35	4,131,803	4,082,092
Pool #A38667, 5.50%, 10/01/35	3,007,338	2,971,156
Pool #G08088, 6.50%, 10/01/35	884,645	913,932
Pool #G08109, 4.50%, 11/01/35	364,064	338,017
Pool #A47750, 5.00%, 11/01/35	2,490,831	2,395,138
Pool #A47753, 5.00%, 11/01/35	3,142,607	3,021,874
Pool #A39892, 5.00%, 11/01/35	250,447	240,825
Pool #A39258, 5.00%, 11/01/35	208,146	200,150
Pool #A39490, 5.00%, 11/01/35	356,979	343,265
Pool #G08095, 5.50%, 11/01/35	707,428	698,917
Pool #A39759, 5.50%, 11/01/35	233,573	230,762
Pool #A47682, 6.50%, 11/01/35	743,315	767,923
Pool #A40141, 6.50%, 11/01/35	128,405	132,656
Pool #G01959, 5.00%, 12/01/35	3,357,197	3,228,221
Pool #A40182, 5.00%, 12/01/35	359,942	346,114
Pool #A40268, 5.00%, 12/01/35	292,411	281,177

28 Semiannual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #A41041, 5.00%, 12/01/35	$639,473	$614,906
Pool #A40376, 5.50%, 12/01/35	215,510	212,917
Pool #G02220, 4.50%, 01/01/36	220,049	204,306
Pool #A42298, 4.50%, 01/01/36	424,798	394,406
Pool #A41864, 5.00%, 01/01/36	297,025	285,614
Pool #G08105, 5.50%, 01/01/36	8,378,477	8,277,673
Pool #A41326, 5.50%, 01/01/36	1,162,110	1,148,129
Pool #A41354, 5.50%, 01/01/36	7,617,598	7,525,948
Pool #A42305, 5.50%, 01/01/36	1,702,360	1,679,750
Pool #A42332, 5.50%, 01/01/36	385,272	380,637
Pool #A41548, 7.00%, 01/01/36	293,822	309,168
Pool #G08111, 5.50%, 02/01/36	6,106,492	6,025,390
Pool #A43672, 6.50%, 02/01/36	66,613	68,756
Pool #A48303, 7.00%, 02/01/36	137,906	144,732
Pool #G08116, 5.50%, 03/01/36	1,205,317	1,189,309
Pool #A43452, 5.50%, 03/01/36	201,359	198,684
Pool #A43757, 5.50%, 03/01/36	2,173,349	2,144,485
Pool #A43861, 5.50%, 03/01/36	4,578,648	4,517,838
Pool #A43644, 6.50%, 03/01/36	161,586	166,784
Pool #A54580, 5.00%, 04/01/36	422,684	406,445
Pool #A44534, 5.00%, 04/01/36	236,951	227,552
Pool #A44743, 5.00%, 04/01/36	211,475	203,350
Pool #A48700, 4.50%, 05/01/36	163,702	151,939
Pool #G02186, 5.00%, 05/01/36	18,295,395	17,592,523
Pool #A48911, 5.50%, 05/01/36	675,475	666,504
Pool #A48976, 5.50%, 05/01/36	6,282,722	6,199,279
Pool #A48735, 5.50%, 05/01/36	506,988	500,254
Pool #G08130, 6.50%, 05/01/36	292,239	301,640
Pool #A49637, 5.00%, 06/01/36	999,501	959,853
Pool #G08134, 5.50%, 06/01/36	688,382	679,239
Pool #A49653, 5.50%, 06/01/36	24,921,273	24,590,287
Pool #A50139, 6.50%, 06/01/36	227,783	235,111
Pool #A49960, 7.00%, 06/01/36	47,876	50,246
Pool #A50714, 5.50%, 07/01/36	320,542	316,285
Pool #G08139, 5.50%, 07/01/36	1,447,689	1,428,462
Pool #A50832, 5.50%, 07/01/36	718,450	708,908
Pool #A50313, 5.50%, 07/01/36	578,535	570,851
Pool #G08141, 6.50%, 07/01/36	1,048,588	1,082,319
Pool #A51078, 5.50%, 08/01/36	301,179	297,179
Pool #G02267, 6.50%, 08/01/36	1,667,830	1,721,481
Pool #A51250, 6.50%, 08/01/36	797,319	822,967
Pool #A51337, 6.50%, 08/01/36	240,663	248,405
Pool #G02375, 6.50%, 09/01/36	883,531	911,953
Pool #A52253, 6.50%, 09/01/36	246,150	254,068
Pool #G02342, 5.00%, 10/01/36	1,452,889	1,395,256
Pool #A53040, 5.50%, 10/01/36	1,143,454	1,128,267
Pool #A53286, 5.50%, 10/01/36	1,099,963	1,085,354
Pool #A53632, 6.00%, 10/01/36	975,320	986,578
Pool #A53039, 6.50%, 10/01/36	444,668	458,972
Pool #A53219, 6.50%, 10/01/36	477,174	492,523
Pool #A55587, 5.50%, 12/01/36	408,738	403,310
Freddie Mac Non Gold Pool
Pool #1J1593, 5.73%, 04/01/37 (a)	9,931,425	10,106,712

2008 Semiannual Report 29

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #1J1594, 5.87%, 04/0 1/37 (a)	$10,928,300	$11,084,537
Pool #1G1945, 5.72%, 05/01/37	9,494,925	9,641,502
Ginnie Mae I pool
Pool #279461, 9.00%, 11/15/19	2,797	3,063
Pool #376510, 7.00%, 05/15/24	8,876	9,474
Pool #457801, 7.00%, 08/15/28	12,754	13,600
Pool #486936, 6.50%, 02/15/29	9,819	10,201
Pool #490258, 6.50%, 02/15/29	2,251	2,339
Pool #502969, 6.00%, 03/15/29	30,365	30,984
Pool #487053, 7.00%, 03/15/29	12,318	13,129
Pool #781014, 6.00%, 04/15/29	28,016	28,620
Pool #509099, 7.00%, 06/15/29	7,359	7,844
Pool #470643, 7.00%, 07/15/29	19,427	20,707
Pool #434505, 7.50%, 08/15/29	2,316	2,492
Pool #416538, 7.00%, 10/15/29	1,825	1,946
Pool #524269, 8.00%, 11/15/29	10,783	11,809
Pool #781124, 7.00%, 12/15/29	51,292	54,681
Pool #525561, 8.00%, 01/15/30	4,170	4,568
Pool #507396, 7.50%, 09/15/30	104,834	112,760
Pool #531352, 7.50%, 09/15/30	14,005	15,064
Pool #536334, 7.50%, 10/15/30	1,232	1,325
Pool #540659, 7.00%, 01/15/31	1,188	1,265
Pool #535388, 7.50%, 01/15/31	5,344	5,746
Pool #486019, 7.50%, 01/15/31	4,662	5,013
Pool #537406, 7.50%, 02/15/31	4,199	4,514
Pool #528589, 6.50%, 03/15/31	92,889	96,477
Pool #508473, 7.50%, 04/15/31	18,134	19,497
Pool #544470, 8.00%, 04/15/31	4,502	4,932
Pool #781287, 7.00%, 05/15/31	29,499	31,429
Pool #781319, 7.00%, 07/15/31	9,432	10,044
Pool #549742, 7.00%, 07/15/31	7,277	7,746
Pool #485879, 7.00%, 08/15/31	30,191	32,139
Pool #572554, 6.50%, 09/15/31	202,381	210,198
Pool #555125, 7.00%, 09/15/31	5,246	5,585
Pool #781328, 7.00%, 09/15/31	27,789	29,608
Pool #550991, 6.50%, 10/15/31	14,320	14,873
Pool #571267, 7.00%, 10/15/31	3,846	4,094
Pool #547948, 6.50%, 11/15/31	9,955	10,339
Pool #574837, 7.50%, 11/15/31	6,654	7,155
Pool #555171, 6.50%, 12/15/31	4,856	5,044
Pool #781380, 7.50%, 12/15/31	8,579	9,093
Pool #781481, 7.50%, 01/15/32	44,850	48,245
Pool #580972, 6.50%, 02/15/32	7,943	8,247
Pool #781401, 7.50%, 02/15/32	24,310	26,144
Pool #781916, 6.50%, 03/15/32	549,140	570,143
Pool #552474, 7.00%, 03/15/32	16,344	17,396
Pool #781478, 7.50%, 03/15/32	14,637	15,745
Pool #781429, 8.00%, 03/15/32	22,075	24,184
Pool #781431, 7.00%, 04/15/32	105,463	112,265
Pool #568715, 7.00%, 05/15/32	84,352	89,781
Pool #552616, 7.00%, 06/15/32	93,212	99,212
Pool #570022, 7.00%, 07/15/32	151,973	161,755
Pool #583645, 8.00%, 07/15/32	13,237	14,504

30 Semiannual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Shares or
	Principal Amount	Value

Pool #595077, 6.00%, 10/15/32	$86,287	$87,966
Pool #596657, 7.00%, 10/15/32	7,231	7,696
Pool #552903, 6.50%, 11/15/32	462,462	480,179
Pool #552952, 6.00%, 12/15/32	79,420	80,965
Pool #588192, 6.00%, 02/15/33	45,182	46,047
Pool #602102, 6.00%, 02/15/33	101,749	103,696
Pool #603520, 6.00%, 03/15/33	103,813	105,800
Pool #553144, 5.50%, 04/15/33	301,570	301,373
Pool #604243, 6.00%, 04/15/33	180,310	183,761
Pool #611526, 6.00%, 05/15/33	85,863	87,506
Pool #631924, 6.00%, 05/15/33	149,031	151,884
Pool #553320, 6.00%, 06/15/33	169,239	172,478
Pool #572733, 6.00%, 07/15/33	42,161	42,968
Pool #573916, 6.00%, 11/15/33	178,308	181,721
Pool #604788, 6.50%, 11/15/33	299,693	310,894
Pool #604875, 6.00%, 12/15/33	350,327	357,032
Pool #781688, 6.00%, 12/15/33	330,221	336,572
Pool #781690, 6.00%, 12/15/33	141,907	144,662
Pool #781699, 7.00%, 12/15/33	55,517	59,106
Pool #621856, 6.00%, 01/15/34	142,824	145,424
Pool #564799, 6.00%, 03/15/34	733,518	746,870
Pool #630038, 6.50%, 08/15/34	285,521	295,657
Pool #781804, 6.00%, 09/15/34	511,643	520,809
Pool #781847, 6.00%, 12/15/34	452,435	460,462
Pool #486921, 5.50%, 02/15/35	188,695	188,100
Pool #781902, 6.00%, 02/15/35	426,314	433,829
Pool #781905, 5.00%, 04/15/35	1,100,616	1,070,387
Pool #781933, 6.00%, 06/15/35	78,481	79,847
Pool #646799, 4.50%, 07/15/35	216,447	201,968
Pool #645035, 5.00%, 07/15/35	207,164	201,332
Pool #641734, 4.50%, 09/15/35	1,200,931	1,120,595
Pool #641779, 5.00%, 09/15/35	4,568,508	4,439,885
Pool #649454, 5.50%, 09/15/35	1,806,739	1,802,733
Pool #649510, 5.50%, 10/15/35	2,696,089	2,690,112
Pool #649513, 5.50%, 10/15/35	3,535,731	3,527,893
Pool #602461, 5.00%, 12/15/35	197,237	191,684
Pool #648439, 5.00%, 01/15/36	391,493	380,098
Pool #650712, 5.00%, 01/15/36	514,226	499,260
Pool #652207, 5.50%, 03/15/36	3,293,725	3,284,324
Pool #652539, 5.00%, 05/15/36	244,842	237,716
Pool #655519, 5.00%, 05/15/36	484,766	470,657
Pool #606308, 5.50%, 05/15/36	589,316	587,634
Pool #606314, 5.50%, 05/15/36	244,749	244,050
Pool #653598, 5.50%, 05/15/36	891,961	889,415
Pool #655457, 6.00%, 05/15/36	229,785	233,678
Pool #635306, 6.00%, 06/15/36	1,284,463	1,305,837
Pool #656666, 6.00%, 06/15/36	1,205,652	1,225,716
Pool #657912, 6.50%, 08/15/36	272,921	282,350

Total U.S. Government Mortgage Backed Agencies		550,877,979

2008 Semiannual Report 31

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

Yankee Dollars (2.2%)
	Shares or
	Principal Amount	Value

Airline (0.0%) (b)
Qantas Airways Ltd., 6.05%, 04/15/16	$177,000	$160,452

Banks (0.4%)
HBOS PLC, 5.46%, 11/29/49 (b)	354,000	312,160
HSBC Holdings PLC, 7.50%, 07/15/09	563,000	575,674
National Australia Bank Ltd., Series A, 8.60%, 05/19/10	177,000	189,414
Royal Bank of Scotland Group PLC
5.00%, 11/12/13	236,000	234,694
5.05%, 01/08/15	316,000	299,614
4.70%, 07/03/18	472,000	396,344
Santander Central Hispano Issuances Ltd.
7.63%, 11/03/09	2,714,000	2,782,898
7.63%, 09/14/10	59,000	62,632
St. George Bank Ltd., 5.30%, 10/15/15 (b)	236,000	234,312
UBS AG, 5.88%, 07/15/16	1,121,000	1,095,281
Westpac Banking Corp., 4.63%, 06/01/18	147,000	126,308

		6,309,331

Building Products (0.0%)
Lafarge SA, 6.50%, 07/15/16	265,000	255,727

Chemicals (0.0%) (b)
Yara International ASA, 5.25%, 12/15/14	147,000	143,250

Diversified Manufacturing (0.0%)
AstraZeneca PLC, 5.40%, 06/01/14	295,000	302,051
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	173,925

		475,976

Insurance (0.1%)
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	74,000	72,090
XL Capital Ltd., 5.25%, 09/15/14	779,000	706,629

		778,719

Media (0.0%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	221,000	228,097

Metals & Mining (0.1%)
Alcan, Inc.
6.45%, 03/15/11	44,000	45,529
4.50%, 05/15/13	372,000	356,435
5.00%, 06/01/15	295,000	282,588
5.75%, 06/01/35	206,000	177,407
Corp Nacional del Cobre de Chile — CODELCO, 6.38%, 11/30/12 (b)	120,000	126,178
Inco Ltd., 7.75%, 05/15/12	177,000	188,976
Placer Dome, Inc., 6.38%, 03/01/33	139,000	133,037
Potash Corp. of Saskatchewan
7.75%, 05/31/11	41,000	44,087
4.88%, 03/01/13	165,000	164,575
Teck Cominco Ltd., 6.13%, 10/01/35	147,000	129,285
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	155,815

		1,803,912

Oil, Gas & Consumable Fuels (0.3%)
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	268,851
Enbridge, Inc., 5.60%, 04/01/17	1,500,000	1,444,875
EnCana Corp.
4.75%, 10/15/13	339,000	325,412
6.50%, 08/15/34	350,000	343,374
Nexen, Inc.
5.05%, 11/20/13	295,000	288,255
5.20%, 03/10/15	350,000	331,266
5.88%, 03/10/35	133,000	118,781
6.40%, 05/15/37	350,000	331,393
Petro-Canada, 5.95%, 05/15/35	271,000	238,112
PTT PCL, 5.88%, 08/03/35 (b)	177,000	154,823
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	135,860
5.75%, 05/15/35	350,000	299,063

		4,280,065

Oilfield Machinery & Services (0.0%)
Transocean, Inc., 7.50%, 04/15/31	177,000	193,839

Other Financial (0.7%)
Anadarko Finance Co., Series B
6.75%, Series B, 05/01/11	118,000	122,657
7.50%, Series B, 05/01/31	298,000	319,438

32 Semiannual Report 2008

Yankee Dollars (continued)
	Shares or
	Principal Amount	Value

Other Financial (continued)

Apache Finance Canada Corp., 4.38%, 05/15/15	$487,000	$463,832
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	230,381
6.42%, 03/01/26	80,000	77,266
Brookfield Asset Management, Inc., 5.75%, 03/01/10	180,000	177,169
BSKYB Finance UK PLC, 5.63%, 10/15/15 (b)	147,000	142,274
Burlington Resources Finance Co
6.40%, 08/15/11	124,000	131,005
6.50%, 12/01/11	206,000	218,730
CIT Group Funding Co. of Canada, 5.20%, 06/01/15	177,000	121,915
Conoco Funding Co., 6.35%, 10/15/11	767,000	811,145
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	371,858
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	171,797
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	723,032
5.75%, 03/23/16	1,177,000	1,148,414
8.75%, 06/15/30	369,000	423,383
Diageo Capital PLC, 7.25%, 11/01/09	350,000	367,199
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	640,866
Hanson Australia Funding Ltd., 5.25%, 03/15/13	265,000	258,672
Inversiones CMPC SA, 4.88%, 06/18/13 (b)	177,000	171,759
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	239,334
4.88%, 02/16/16	350,000	360,922
Telecom Italia Capital SA
6.20%, 07/18/11	206,000	210,063
4.95%, 09/30/14	295,000	270,000
5.25%, 10/01/15	940,000	860,247
6.00%, 09/30/34	230,000	196,837
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	371,892

		9,602,087

Other Utilities (0.1%)
Hydro QuebecSeries HY, 8.40%, 01/15/22	220,000	293,355
Series GF, 8.88%, 03/01/26	156,000	220,269
Scottish Power PLC, 5.81%, 03/15/25	118,000	106,616

		620,240

Publishing (0.0%)
Thomson Reuters Corp., 4.25%, 08/15/09	251,000	249,316

Road & Rail (0.1%)
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,007,685
6.90%, 07/15/28	242,000	253,222
6.20%, 06/01/36	236,000	228,302

		1,489,209

Service Company (0.0%) (b)
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13	189,000	190,388

Telecommunications (0.4%)
America Movil SAB de CV
5.75%, 01/15/15	295,000	291,868
6.38%, 03/01/35	177,000	168,131
British Telecommunications PLC
8.35%, 12/15/10	1,280,000	1,374,400
9.15%, 12/15/30	559,000	671,966
France Telecom SA
3,111.00%, 03/01/11	383,000	405,612
3,376.25%, 03/01/31	407,000	492,649
Koninklike KPN NV, 8.00%, 10/01/10	310,000	327,992
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	229,687
Vodafone Group PLC
7.75%, 02/15/10	383,000	400,222
5.00%, 12/16/13	664,000	644,390
7.88%, 02/15/30	206,000	226,321

		5,233,238

Total Yankee Dollars		32,013,846

2008 Semiannual Report 33

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Bond Index Fund (Continued)

Repurchase Agreements (1.7%)
	Shares or
	Principal Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $10,870,284, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $11,086,963	$10,869,571	$10,869,571
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $14,677,098, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $14,969,659	14,676,137	14,676,137

Total Repurchase Agreements		25,545,708

Total Investments (Cost $1,647,201,389) (c) — 110.7%		1,636,744,978

Liabilities in excess of other assets — (10.7)%		(158,426,436)

NET ASSETS — 100.0%		$1,478,318,542

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 2.3% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

JP	Japan

REIT	Real Estate Investment Trust

TBA	To Be Announced.

TW	Taiwan

UK	United Kingdom

ULC	Unlimited Liability Company

See accompanying notes to financial statements.

34 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Bond Index Fund

Assets:
Investments, at value (cost $1,621,655,681)	$1,611,199,270
Repurchase agreements, at cost and value	25,545,708

Total Investments	1,636,744,978

Cash	310
Interest and dividends receivable	14,436,334
Receivable for capital shares issued	156,536
Receivable for investments sold	169,220,997
Prepaid expenses and other assets	74,042

Total Assets	1,820,633,197

Liabilities:
Payable for investments purchased	341,591,617
Payable for capital shares redeemed	381,639
Accrued expenses and other payables:
Investment advisory fees	273,419
Fund administration and transfer agent fees	41,171
Custodian fees	11,940
Trustee fees	8,916
Compliance program costs (Note 3)	2,660
Other	3,293

Total Liabilities	342,314,655

Net Assets	$1,478,318,542

Represented by:
Capital	$1,471,465,196
Accumulated net investment income	2,373,981
Accumulated net realized gains from investment transactions	14,935,776
Net unrealized appreciation/(depreciation) from investments	(10,456,411)

Net Assets	$1,478,318,542

Net Assets:
Class Y Shares	1,478,318,542

Total	$1,478,318,542

Shares outstanding (unlimited number of shares authorized):
Class Y Shares	147,417,584

Total	147,417,584

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.03

See accompanying notes to financial statements.

2008 Semiannual Report 35

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Bond Index Fund

INVESTMENT INCOME:
Interest income	$38,448,050

Total Income	38,448,050

Expenses:
Investment advisory fees	1,697,156
Fund administration and transfer agent fees	483,536
Custodian fees	27,025
Trustee fees	39,603
Compliance program costs (Note 3)	1,263
Other	116,452

Total expenses before earnings credit	2,365,035
Earnings credit (Note 6)	(5,234)

Net Expenses	2,359,801

Net Investment Income	36,088,249

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,590,487
Net change in unrealized appreciation/(depreciation) from investments	(24,627,708)

Net realized/unrealized losses from investments	(19,037,221)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,051,028

See accompanying notes to financial statements.

36 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Bond Index Fund

	Six Months Ended	Period Ended
	June 30, 2008	December 31, 2007 (a)
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$36,088,249	$53,251,556
Net realized gains from investment transactions	5,590,487	8,969,912
Net change in unrealized appreciation/(depreciation) from investments	(24,627,708)	14,171,297

Change in net assets resulting from operations	17,051,028	76,392,765

Distributions to Shareholders From:
Net investment income:
Class Y (b)	(34,858,688)	(51,731,759)

Change in net assets from shareholder distributions	(34,858,688)	(51,731,759)

Change in net assets from capital transactions	(65,459,954)	1,536,925,150

Change in net assets	(83,267,614)	1,561,586,156

Net Assets:
Beginning of period	1,561,586,156	–

End of period	$1,478,318,542	$1,561,586,156

Accumulated net investment income at end of period	$2,373,981	$1,144,420

CAPITAL TRANSACTIONS:
Class Y Shares (b)
Proceeds from shares issued	$62,951,616	$149,489,488
Issued from in-kind transactions	–	1,416,739,253
Dividends reinvested	34,858,570	51,731,507
Cost of shares redeemed	(163,270,140)	(81,035,098)

Change in net assets from capital transactions	$(65,459,954)	$1,536,925,150

SHARE TRANSACTIONS:
Class Y Shares (b)
Issued	6,164,448	15,043,937
Issued from in-kind transactions	–	141,673,925
Reinvested	3,460,659	5,185,019
Redeemed	(16,059,790)	(8,050,614)

Total change in shares	(6,434,683)	153,852,267

(a)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

(b)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

See accompanying notes to financial statements.

2008 Semiannual Report 37

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Bond Index Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized	Total					Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class Y Shares (f)
Six Months ended June 30, 2008 (Unaudited)	$10.15	0.24	(0.13)	0.11	(0.23)	(0.23)	$10.03	1.09%	$1,478,319	0.31%	4.67%	0.31%	78.65%
Period ended December 31, 2007 (e)	$10.00	0.35	0.14	0.49	(0.34)	(0.34)	$10.15	4.99%	$1,561,586	0.29%	5.06%	0.29%	166.82%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.
(f)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

See accompanying notes to financial statements.

38 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Bond Index Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 39

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other Significant	Level 3 — Significant
Level 1 — Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$–	$1,636,744,978	$–	$1,636,744,978

40 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service

2008 Semiannual Report 41

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange

42 Semiannual Report 2008

gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e.., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

2008 Semiannual Report 43

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Total Fees

$0 up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

$3 billion or more	0.20%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $612,764 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.32% until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted. During the period ended June 30, 2008, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

44 Semiannual Report 2008

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $1,263.

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $1,244,639,802 and sales of $1,322,747,061.

For the six months ended June 30, 2008, the Fund had purchases of $1,769,098,621 and sales of $1,765,188,997 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161

2008 Semiannual Report 45

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

8. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,649,046,576	$10,923,579	$(23,225,177)	$(12,301,598)

9. Other

During the year ended December 31, 2007, the NVIT Bond Index Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Conservative Fund and NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

46 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 47

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

48 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 49

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

50 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 51

NVIT Small Cap Index Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

29	Statement of Assets and Liabilities

30	Statement of Operations

31	Statement of Changes in Net Assets

32	Financial Highlights

33	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCX (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Small Cap Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Small Cap			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Index Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 06/30/08[a]

Class Y	Actual		1,000.00	903.70	1.37	0.29
	Hypothetical	[b]	1,000.00	1,023.42	1.46	0.29

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

3 Semiannual Report 2008

Portfolio Summary	NVIT Small Cap Index Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	95.0%
Repurchase Agreements	4.2%
Exchange Traded Funds	0.0%
Other assets in excess of liabilities	0.8%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	6.1%
Real Estate Investment Trusts (REITs)	5.5%
Commercial Banks	4.7%
Commercial Services & Supplies	4.2%
Software	4.0%
Biotechnology	3.6%
Machinery	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Insurance	3.4%
Health Care Equipment & Supplies	3.3%
Other	58.3%

100.0%

Top Holdings*

Comstock Resources, Inc.	0.4%
Penn Virginia Corp.	0.3%
W-H Energy Services, Inc.	0.3%
Energy Conversion Devices, Inc.	0.3%
GrafTech International Ltd.	0.3%
Alexion Pharmaceuticals, Inc.	0.3%
EXCO Resources, Inc.	0.3%
Compass Minerals International, Inc.	0.2%
ITC Holdings Corp.	0.2%
Berry Petroleum Co., Class A	0.2%
Other	97.2%

100.0%

*	For purposes of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (95.0%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (1.6%)
AAR Corp.*	11,300	$152,889
Aerovironment, Inc.*	3,200	86,976
American Science & Engineering, Inc.	2,600	133,978
Argon ST, Inc.*	3,700	91,760
Ascent Solar Technologies, Inc.*	2,500	25,875
Ceradyne, Inc.*	7,400	253,820
Cubic Corp.	4,000	89,120
Curtiss-Wright Corp.	12,600	563,724
Ducommun, Inc.*	3,200	73,472
Dyncorp International, Inc., Class A*	6,300	95,445
Esterline Technologies Corp.*	8,300	408,858
Gencorp, Inc.*	16,100	115,276
HEICO Corp.	6,400	208,256
Herley Industries, Inc.*	4,200	55,776
Hexcel Corp.*	27,000	521,100
Ladish Co., Inc.*	4,100	84,419
LMI Aerospace, Inc.*	2,700	47,439
Moog, Inc., Class A*	12,000	446,880
Orbital Sciences Corp.*	16,600	391,096
Stanley, Inc.*	2,200	73,744
Taser International, Inc.*	17,700	88,323
Teledyne Technologies, Inc.*	10,000	487,900
TransDigm Group, Inc.*	9,300	312,387
Triumph Group, Inc.	4,800	226,080

		5,034,593

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	3,700	183,002
Dynamex, Inc.*	2,600	69,706
Forward Air Corp.	8,200	283,720
HUB Group, Inc., Class A*	10,500	358,365
Pacer International, Inc.	9,800	210,798
Park-Ohio Holdings Corp.*	2,300	33,948

		1,139,539

Airlines (0.3%)
AirTran Holdings, Inc.*	28,600	58,344
Alaska Air Group, Inc.*	10,300	158,002
Allegiant Travel Co.*	4,100	76,219
Hawaiian Holdings, Inc.*	10,800	75,060
JetBlue Airways Corp.*	49,000	182,770
Republic Airways Holdings, Inc.*	9,000	77,940
SkyWest, Inc.	16,500	208,725
UAL Corp.	36,400	190,008
US Airways Group, Inc.*	28,200	70,500

		1,097,568

Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.	12,200	97,478
Amerigon, Inc.*	6,000	42,660
ArvinMeritor, Inc.	21,200	264,576
ATC Technology Corp.*	6,000	139,680
Cooper Tire & Rubber Co.	16,600	130,144
Dana Holding Corp.*	27,500	147,125
Dorman Products, Inc.*	2,800	22,568
Drew Industries, Inc.*	5,900	94,105
Exide Technologies*	21,100	353,636
Fuel Systems Solutions, Inc.*	3,600	138,600
Hayes Lemmerz International, Inc.*	28,600	81,224
Lear Corp.*	18,400	260,912
Modine Manufacturing Co.	8,900	110,093
Quantum Fuel Systems Technology*	21,800	67,144
Raser Technologies, Inc.*	12,300	119,802
Sauer-Danfoss, Inc.	2,700	84,105
Spartan Motors, Inc.	8,750	65,362
Stoneridge, Inc.*	4,000	68,240
Superior Industries International, Inc.	6,300	106,344
Tenneco, Inc.*	13,600	184,008
Visteon Corp.*	37,000	97,310
Wonder Auto Technology, Inc.*	4,800	33,744

		2,708,860

Automobiles (0.0%)
Fleetwood Enterprises, Inc.*	18,200	47,684
Winnebago Industries, Inc.	7,900	80,501

		128,185

Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,500	101,700
Coca-Cola Bottling Co. Consolidated	1,200	44,376
National Beverage Corp.	1,440	10,469

		156,545

Biotechnology (3.6%)
Acadia Pharmaceuticals, Inc.*	8,300	30,627
Acorda Therapeutics, Inc.*	9,400	308,602
Affymax, Inc.*	3,300	52,503
Alexion Pharmaceuticals, Inc.*	10,800	783,000
Alkermes, Inc.*	27,000	333,720
Allos Therapeutics, Inc.*	14,700	101,577
Alnylam Pharmaceuticals, Inc.*	10,100	269,973
Amicus Therapeutics, Inc.*	1,400	14,952
Applera Corp. Celera Group*	22,300	253,328
Arena Pharmaceuticals, Inc.*	20,900	108,471
ARIAD, Inc.*	19,600	47,040
Arqule, Inc.*	11,200	36,400
Array BioPharma, Inc.*	13,200	62,040

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Biotechnology (continued)

AVANT Immunotherapeutics, Inc.*	4,600	$66,976
Cell Genesys, Inc.*	23,800	61,880
Cepheid, Inc.*	16,100	452,732
Cougar Biotechnology, Inc.*	4,100	97,703
Cubist Pharmaceuticals, Inc.*	16,300	291,118
CV Therapeutics, Inc.*	17,200	141,556
Cytokinetics, Inc.*	7,100	26,341
Cytori Therapeutics, Inc.*	6,400	41,472
Dendreon Corp.*	26,400	117,480
Dyax Corp.*	14,700	45,570
Emergent Biosolutions, Inc.*	4,300	42,699
Enzon Pharmaceuticals, Inc.*	12,700	90,424
Genomic Health, Inc.*	3,400	65,110
Geron Corp.*	22,000	75,900
GTx, Inc.*	4,600	66,010
Halozyme Therapeutics, Inc.*	17,200	92,536
Human Genome Sciences, Inc.*	39,200	204,232
Idenix Pharmaceuticals, Inc.*	7,100	51,617
Idera Pharmaceuticals, Inc.*	5,600	81,816
ImmunoGen, Inc.*	13,800	42,228
Immunomedics, Inc.*	16,400	34,932
Incyte Corp.*	19,300	146,873
Indevus Pharmaceuticals, Inc.*	17,000	26,690
InterMune, Inc.*	9,300	122,016
Isis Pharmaceuticals, Inc.*	25,500	347,565
Lexicon Pharmaceuticals, Inc.*	21,100	33,760
Ligand Pharmaceuticals, Inc., Class B*	22,500	58,500
MannKind Corp.*	13,900	41,700
Marshall Edwards, Inc.*	3,900	10,023
Martek Biosciences Corp.*	9,500	320,245
Maxygen, Inc.*	6,500	22,035
Medarex, Inc.*	35,700	235,977
Metabolix, Inc.*	5,800	56,840
Molecular Insight Pharmaceuticals, Inc.*	5,700	31,407
Momenta Pharmaceuticals, Inc.*	6,200	76,260
Myriad Genetics, Inc.*	12,600	573,552
Nabi Biopharmaceuticals*	16,100	63,434
Nanosphere, Inc.*	3,200	25,152
Neurocrine Biosciences, Inc.*	10,900	45,671
Novavax, Inc.*	16,900	42,081
NPS Pharmaceuticals, Inc.*	14,500	64,525
Omrix Biopharmaceuticals, Inc.*	4,000	62,960
Onyx Pharmaceuticals, Inc.*	15,770	561,412
Opko Health, Inc.*	11,500	17,480
Orexigen Therapeutics, Inc.*	6,300	49,707
OSI Pharmaceuticals, Inc.*	16,300	673,516
Osiris Therapeutics, Inc.*	3,400	43,690
PDL BioPharma, Inc.	34,200	363,204
Pharmasset, Inc.*	4,700	88,736
Progenics Pharmaceuticals, Inc.*	7,500	119,025
Protalix BioTherapeutics, Inc.*	3,060	8,293
Regeneron Pharmaceuticals, Inc.*	16,800	242,592
Repligen Corp.*	9,800	46,256
Rexahn Pharmaceuticals, Inc.*	7,300	23,652
Rigel Pharmaceuticals, Inc.*	10,300	233,398
Sangamo BioSciences, Inc.*	10,900	108,455
Savient Pharmaceuticals, Inc.*	15,300	387,090
Seattle Genetics, Inc.*	16,800	142,128
Synta Pharmaceuticals Corp.*	5,500	33,550
Targacept, Inc.*	4,700	34,169
Tercica, Inc.*	5,300	46,799
Theravance, Inc.*	15,000	178,050
Third Wave Technologies, Inc.*	12,200	136,152
United Therapeutics Corp.*	6,300	615,825
XOMA Ltd.*	37,400	63,206
Zymogenetics, Inc.*	10,300	86,726

		11,302,942

Building Products (0.6%)
AAON, Inc.	3,750	72,225
American Woodmark Corp.	3,100	65,503
Ameron International Corp.	2,600	311,948
Apogee Enterprises, Inc.	8,200	132,512
Builders FirstSource, Inc.*	4,400	23,364
China Architectural Engineering, Inc.*	5,900	57,643
Gibraltar Industries, Inc.	7,900	126,163
Griffon Corp.*	8,300	72,708
Insteel Industries, Inc.	4,900	89,719
NCI Building Systems, Inc.*	5,600	205,688
Quanex Building Products Corp.	10,500	156,030
Simpson Manufacturing Co., Inc.	10,400	246,896
Trex Co., Inc.*	4,300	50,439
Universal Forest Products, Inc.	4,700	140,812

		1,751,650

Capital Markets (1.5%)
Apollo Investment Corp.	40,000	573,200
Ares Capital Corp.	28,273	284,992
BGC Partners, Inc., Class A*	2,300	17,365
BlackRock Kelso Capital Corp.	2,400	22,704
Broadpoint Securities Group, Inc.*	5,600	11,200
Calamos Asset Management, Inc., Class A	5,700	97,071
Capital Southwest Corp.	700	72,961
Cohen & Steers, Inc.	4,700	122,059
Diamond Hill Investment Group, Inc.*	600	50,100
Epoch Holding Corp.	2,900	26,419
Evercore Partners, Inc., Class A	2,500	23,750

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Capital Markets (continued)

FBR Capital Markets Corp.*	6,700	$33,701
FCStone Group, Inc.*	6,350	177,356
GAMCO Investors, Inc., Class A	2,300	114,126
GFI Group, Inc.	19,300	173,893
Gladstone Capital Corp.	5,700	86,868
Gladstone Investment Corp.	7,200	46,296
Greenhill & Co., Inc.	4,900	263,914
Harris & Harris Group, Inc.*	7,400	44,400
Hercules Technology Growth Capital, Inc.	8,400	75,012
International Assets Holding Corp.*	1,100	33,066
KBW, Inc.*	7,400	152,292
Knight Capital Group, Inc., Class A*	26,600	478,268
Kohlberg Capital Corp.	4,200	42,000
LaBranche & Co., Inc.*	14,500	102,660
Ladenburg Thalmann Financial Services, Inc.*	23,200	35,032
MCG Capital Corp.	18,900	75,222
MVC Capital, Inc.	6,400	87,616
NGP Capital Resources Co.	5,200	80,132
optionsXpress Holdings, Inc.	12,300	274,782
Patriot Capital Funding, Inc.	5,900	36,875
PennantPark Investment Corp.	5,900	42,539
Penson Worldwide, Inc.*	5,200	62,140
Piper Jaffray Cos.*	4,900	143,717
Prospect Capital Corp.	6,600	86,988
Pzena Investment Management, Inc., Class A	1,700	21,692
Riskmetrics Group, Inc.*	5,500	108,020
Sanders Morris Harris Group, Inc.	3,900	26,442
Stifel Financial Corp.*	6,850	235,571
SWS Group, Inc.	7,200	119,592
Thomas Weisel Partners Group, Inc.*	5,500	30,085
TradeStation Group, Inc.*	9,600	97,440
US Global Investors, Inc., Class A	3,400	56,950
Westwood Holdings Group, Inc.	1,400	55,720

		4,802,228

Chemicals (2.1%)
A. Schulman, Inc.	7,700	177,331
American Vanguard Corp.	4,500	55,350
Arch Chemicals, Inc.	6,900	228,735
Balchem Corp.	4,600	106,398
Calgon Carbon Corp.*	11,900	183,974
Ferro Corp.	12,700	238,252
Flotek Industries, Inc.*	6,400	131,968
GenTek, Inc.*	2,100	56,469
H.B. Fuller Co.	15,000	336,600
Hercules, Inc.	31,800	538,374
ICO, Inc.*	8,600	51,772
Innophos Holdings, Inc.	3,100	99,045
Innospec, Inc.	6,600	124,212
Koppers Holdings, Inc.	6,000	251,220
Landec Corp.*	6,200	40,114
LSB Industries, Inc.*	5,200	102,960
Minerals Technologies, Inc.	5,300	337,027
N.L. Industries, Inc.	1,900	18,107
NewMarket Corp.	3,800	251,674
O.M. Group, Inc.*	8,800	288,552
Olin Corp.	21,400	560,252
Penford Corp.	3,600	53,568
PolyOne Corp.*	25,400	177,038
Quaker Chemical Corp.	3,100	82,646
Rockwood Holdings, Inc.*	11,700	407,160
Sensient Technologies Corp.	13,600	382,976
ShengdaTech, Inc.*	7,600	75,468
Solutia, Inc.*	17,000	217,940
Spartech Corp.	8,400	79,212
Stepan Co.	1,800	82,116
W.R. Grace & Co.*	20,300	476,847
Westlake Chemical Corp.	5,200	77,272
Zep, Inc.	5,850	87,048
Zoltek Cos., Inc.*	8,000	194,000

		6,571,677

Commercial Banks (4.7%)
1st Source Corp.	3,300	53,130
Amcore Financial, Inc.	6,282	35,556
Ameris Bancorp	3,800	33,060
Ames National Corp.	1,700	28,441
Arrow Financial Corp.	3,000	54,390
Bancfirst Corp.	1,800	77,040
Banco Latinoamericano de Exportaciones, SA	7,500	121,425
BancTrust Financial Group, Inc.	5,900	38,881
Bank of the Ozarks, Inc.	3,400	50,524
Banner Corp.	4,300	38,098
Boston Private Financial Holdings, Inc.	10,900	61,803
Bryn Mawr Bank Corp.	1,800	31,500
Camden National Corp.	2,500	58,200
Capital City Bank Group, Inc.	2,800	60,928
Capitol Bancorp Ltd.	4,000	35,880
Cardinal Financial Corp.	7,800	48,828
Cascade Bancorp	6,300	48,510
Cathay General Bancorp	13,900	151,093
Centerstate Banks of Florida, Inc.	2,400	26,472
Central Pacific Financial Corp.	8,200	87,412
Chemical Financial Corp.	6,700	136,680
Citizens & Northern Corp.	2,700	44,712

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Commercial Banks (continued)

Citizens Republic Bancorp, Inc.	21,400	$60,348
City Bank	3,900	33,540
City Holding Co.	4,600	187,542
CoBiz Financial, Inc.	4,700	30,926
Colonial BancGroup, Inc. (The)	58,300	257,686
Columbia Banking System, Inc.	5,100	98,583
Community Bank System, Inc.	8,500	175,270
Community Trust Bancorp, Inc.	4,200	110,292
CVB Financial Corp.	18,100	170,864
East West Bancorp, Inc.	18,900	133,434
Enterprise Financial Services Corp.	2,400	45,240
Farmers Capital Bank Corp.	2,100	37,002
Financial Institutions, Inc.	3,600	57,816
First Bancorp North Carolina	3,000	37,920
First Bancorp, Inc.	2,200	30,030
First BanCorp. Puerto Rico	20,600	130,604
First Commonwealth Financial Corp.	20,200	188,466
First Community Bancshares, Inc.	2,400	67,680
First Financial Bancorp	11,400	104,880
First Financial Bankshares, Inc.	6,100	279,441
First Financial Corp.	3,200	97,952
First Merchants Corp.	5,000	90,750
First Midwest Bancorp, Inc.	13,600	253,640
First South Bancorp, Inc.	1,700	21,896
FirstMerit Corp.	23,300	380,023
FNB Corp.	24,970	294,147
Frontier Financial Corp.	14,100	120,132
Glacier Bancorp, Inc.	15,800	252,642
Green Bankshares, Inc.	3,400	47,668
Guaranty Bancorp*	12,600	45,360
Hancock Holding Co.	7,300	286,817
Hanmi Financial Corp.	11,000	57,310
Harleysville National Corp.	8,900	99,324
Heartland Financial USA, Inc.	2,900	52,751
Heritage Commerce Corp.	3,700	36,630
Home Bancshares, Inc.	2,700	60,696
IBERIABANK Corp.	3,800	168,986
Independent Bank Corp.	4,600	109,664
Integra Bank Corp.	5,800	45,414
International Bancshares Corp.	14,250	304,523
Investors Bancorp, Inc.*	12,443	162,506
Lakeland Bancorp, Inc.	4,495	54,749
Lakeland Financial Corp.	3,400	64,872
MainSource Financial Group, Inc.	4,300	66,650
MB Financial, Inc.	10,200	229,194
Midwest Banc Holdings, Inc.	6,300	30,681
Nara Bancorp, Inc.	6,300	67,599
National Penn Bancshares, Inc.	23,100	306,768
NBT Bancorp, Inc.	8,500	175,185
Northfield Bancorp, Inc.*	4,200	45,150
Old National Bancorp	19,300	275,218
Old Second Bancorp, Inc.	3,879	45,074
Oriental Financial Group	7,300	104,098
Pacific Capital Bancorp	12,999	179,126
Pacific Continental Corp.	3,600	39,564
PacWest Bancorp	6,900	102,672
Park National Corp.	3,100	167,090
Peapack-Gladstone Financial Corp.	2,200	48,334
Pennsylvania Commerce Bancorp, Inc.*	1,800	43,308
Peoples Bancorp, Inc.	2,500	47,450
Pinnacle Financial Partners, Inc.*	6,400	128,576
PremierWest Bancorp	6,500	37,960
PrivateBancorp, Inc.	5,300	161,014
Prosperity Bancshares, Inc.	11,400	304,722
Provident Bankshares Corp.	9,400	59,972
Renasant Corp.	5,800	85,434
Republic Bancorp, Inc., Class A	2,000	49,200
S&T Bancorp, Inc.	6,800	197,608
S.Y. Bancorp, Inc.	4,228	90,310
Sandy Spring Bancorp, Inc.	4,600	76,268
Santander BanCorp	300	3,183
SCBT Financial Corp.	2,400	68,544
Seacoast Banking Corp. of Florida	4,500	34,920
Security Bank Corp.	1	3
Shore Bancshares, Inc.	2,700	50,544
Sierra Bancorp	2,100	34,650
Signature Bank*	8,700	224,112
Simmons First National Corp., Class A	3,900	109,083
Smithtown Bancorp, Inc.	3,200	52,000
South Financial Group, Inc. (The)	20,600	80,752
Southside Bancshares, Inc.	3,342	61,626
Southwest Bancorp, Inc.	4,100	47,150
State Bancorp, Inc.	4,600	57,500
StellarOne Corp.	6,900	100,740
Sterling Bancorp	5,600	66,920
Sterling Bancshares, Inc.	20,700	188,163
Sterling Financial Corp.	14,200	58,788
Suffolk Bancorp	2,900	85,202
Sun Bancorp, Inc.*	3,455	35,068
Susquehanna Bancshares, Inc.	24,887	340,703
SVB Financial Group*	8,700	418,557
Texas Capital Bancshares, Inc.*	6,800	108,800
Tompkins Financial Corp.	1,700	63,240
TowneBank	5,700	85,842
Trico Bancshares	3,400	37,230
Trustmark Corp.	14,500	255,925
UCBH Holdings, Inc.	27,200	61,200
UMB Financial Corp.	8,700	446,049

8 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Commercial Banks (continued)

Umpqua Holdings Corp.	17,000	$206,210
Union Bankshares Corp.	2,800	41,692
United Bankshares, Inc.	10,700	245,565
United Community Banks, Inc.	11,000	93,830
United Security Bancshares	2,400	34,896
Univest Corp. of Pennsylvania	3,000	59,580
W Holding Co., Inc.	31,600	26,860
Washington Trust Bancorp, Inc.	3,200	63,040
WesBanco, Inc.	7,900	135,485
West Bancorp, Inc.	5,800	50,460
West Coast Bancorp	4,400	38,148
Westamerica Bancorp	8,200	431,238
Western Alliance Bancorp*	4,200	32,592
Wilshire Bancorp, Inc.	5,000	42,850
Wintrust Financial Corp.	6,700	159,795
Yadkin Valley Financial Corp.	3,800	45,410

		14,716,949

Commercial Services & Supplies (4.2%)
ABM Industries, Inc.	12,700	282,575
ACCO Brands Corp.*	14,200	159,466
Administaff, Inc.	6,100	170,129
Advisory Board Co. (The)*	4,900	192,717
American Ecology Corp.	4,500	132,885
American Reprographics Co.*	10,100	168,165
AMREP Corp.	300	14,277
Angelica Corp.	2,000	42,540
Bowne & Co., Inc.	7,600	96,900
Casella Waste Systems, Inc., Class A*	6,400	78,016
CBIZ, Inc.*	12,700	100,965
CDI Corp.	3,800	96,672
Cenveo, Inc.*	14,600	142,642
China Direct, Inc.*	2,600	19,084
Clean Harbors, Inc.*	5,600	397,936
Comfort Systems U.S.A., Inc.	11,300	151,872
COMSYS IT Partners, Inc.*	4,100	37,392
Consolidated Graphics, Inc.*	2,900	142,883
Cornell Cos., Inc.*	3,000	72,330
CoStar Group, Inc.*	5,700	253,365
Courier Corp.	2,800	56,224
CRA International, Inc.*	3,100	112,065
Deluxe Corp.	14,900	265,518
Duff & Phelps Corp., Class A*	2,400	39,744
EnergySolutions, Inc.	9,300	207,855
EnerNOC, Inc.*	3,000	53,850
Ennis, Inc.	6,800	106,420
Exponent, Inc.*	4,200	131,922
First Advantage Corp., Class A*	3,300	52,305
Fuel Tech, Inc.*	5,000	88,100
G & K Services, Inc., Class A	5,600	170,576
Geo Group, Inc. (The)*	14,700	330,750
GeoEye, Inc.*	5,100	90,321
Healthcare Services Group	12,050	183,280
Heidrick & Struggles International, Inc.	4,900	135,436
Herman Miller, Inc.	16,200	403,218
Hill International, Inc.*	6,400	105,216
HNI Corp.	12,900	227,814
Hudson Highland Group, Inc.*	7,100	74,337
Huron Consulting Group, Inc.*	5,400	244,836
ICF International, Inc.*	2,200	36,564
ICT Group, Inc.*	1,600	13,120
IKON Office Solutions, Inc.	22,900	258,312
Innerworkings, Inc.*	9,400	112,424
Interface, Inc., Class A	15,100	189,203
Kelly Services, Inc., Class A	7,700	148,841
Kenexa Corp.*	6,600	124,344
Kforce, Inc.*	8,700	73,863
Kimball International, Inc., Class B	9,800	81,144
Knoll, Inc.	13,600	165,240
Korn/Ferry International*	12,900	202,917
Layne Christensen Co.*	5,400	236,466
Learning Tree International, Inc.*	2,800	47,880
LECG Corp.*	7,200	62,928
M & F Worldwide Corp.*	3,800	149,378
McGrath Rentcorp	6,700	164,753
Metalico, Inc.*	7,100	124,392
Mine Safety Appliances Co.	8,700	347,913
Mobile Mini, Inc.*	9,800	196,000
Multi-Color Corp.	2,500	52,475
Navigant Consulting, Inc.*	13,900	271,884
Odyssey Marine Exploration, Inc.*	11,700	46,332
On Assignment, Inc.*	9,800	78,596
PeopleSupport, Inc.*	6,100	51,850
PHH Corp.*	15,700	240,995
Pike Electric Corp.*	4,100	68,101
PRG-Schultz International Inc.*	4,800	45,168
Protection One, Inc.*	600	5,040
Resources Connection, Inc.	13,100	266,585
Rollins, Inc.	11,750	174,135
RSC Holdings, Inc.*	13,100	121,306
Schawk, Inc.	4,100	49,159
School Specialty, Inc.*	5,600	166,488
Spherion Corp.*	15,700	72,534
Standard Parking Corp.*	2,500	45,500
Standard Register Co. (The)	5,300	49,979
Team, Inc.*	5,400	185,328
TeleTech Holdings, Inc.*	11,100	221,556
TETRA Technology, Inc.*	16,500	373,230
TrueBlue, Inc.*	12,500	165,125
United Stationers, Inc.*	6,800	251,260

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Commercial Services & Supplies (continued)

Viad Corp.	5,600	$144,424
Volt Information Sciences, Inc.*	3,600	42,876
VSE Corp.	1,300	35,750
Waste Connections, Inc.*	18,800	600,284
Waste Services, Inc.*	5,100	35,904
Watson Wyatt Worldwide, Inc., Class A	12,000	634,680

		13,064,824

Communications Equipment (2.5%)
3Com Corp.*	112,700	238,924
Acme Packet, Inc.*	7,300	56,648
ADTRAN, Inc.	15,800	376,672
Airvana, Inc.*	6,200	33,232
Anaren, Inc.*	4,700	49,679
Arris Group, Inc.*	35,220	297,609
Aruba Networks, Inc.*	15,700	82,111
Avanex Corp.*	48,400	54,692
Avocent Corp.*	12,700	236,220
Bel Fuse, Inc., Class B	2,800	69,188
BigBand Networks, Inc.*	10,200	48,246
Black Box Corp.	5,000	135,950
Blue Coat Systems, Inc.*	9,400	132,634
Bookham, Inc.*	31,100	52,559
Cogo Group, Inc.*	7,800	71,058
Comtech Telecommunications Corp.*	7,000	343,000
Digi International, Inc.*	6,000	47,100
Dycom Industries, Inc.*	11,300	164,076
EMS Technologies, Inc.*	4,300	93,912
Extreme Networks, Inc.*	32,900	93,436
Finisar Corp.*	91,200	108,528
Foundry Networks, Inc.*	41,800	494,076
Globecomm Systems, Inc.*	6,300	52,038
Harmonic, Inc.*	27,100	257,721
Harris Stratex Networks, Inc., Class A*	6,100	57,889
Hughes Communications, Inc.*	1,800	88,362
Infinera Corp.*	25,900	228,438
InterDigital, Inc.*	12,800	311,296
Ixia*	10,900	75,755
Loral Space & Communications, Inc.*	2,600	45,812
MasTec, Inc.*	11,200	119,392
MRV Communications, Inc.*	42,200	50,218
Netgear, Inc.*	9,700	134,442
Neutral Tandem, Inc.*	4,500	78,750
Nextwave Wireless, Inc.*	14,800	59,792
Oplink Communications, Inc.*	5,900	56,640
Opnext, Inc.*	3,800	20,444
Optium Corp.*	3,900	28,392
Orbcomm, Inc.*	7,300	41,610
ParkerVision, Inc.*	7,000	69,510
PC-Tel, Inc.	6,400	61,376
Plantronics, Inc.	13,700	305,784
Polycom, Inc.*	24,800	604,128
Powerwave Technologies, Inc.*	37,200	158,100
Riverbed Technology, Inc.*	16,200	222,264
Seachange International, Inc.*	8,300	59,428
ShoreTel, Inc.*	13,300	58,786
Sonus Networks, Inc.*	58,700	200,754
Starent Networks Corp.*	8,200	103,156
Sycamore Networks, Inc.*	53,100	170,982
Symmetricom, Inc.*	13,000	49,920
Tekelec*	18,900	278,019
UTStarcom, Inc.*	32,200	176,134
ViaSat, Inc.*	7,500	151,575

		7,656,457

Computers & Peripherals (1.0%)
3PAR, Inc.*	8,300	65,072
Adaptec, Inc.*	33,000	105,600
Avid Technology, Inc.*	8,700	147,813
Compellent Technologies, Inc.*	4,400	49,896
Cray, Inc.*	9,300	43,152
Data Domain, Inc.*	9,200	214,636
Electronics for Imaging, Inc.*	15,000	219,000
Emulex Corp.*	24,000	279,600
Hutchinson Technology, Inc.*	7,200	96,768
Hypercom Corp.*	15,100	66,440
Imation Corp.	8,400	192,528
Immersion Corp.*	8,400	57,204
Intermec, Inc.*	17,300	364,684
Intevac, Inc.*	6,100	68,808
Isilon Systems, Inc.*	8,100	35,964
Netezza Corp.*	10,900	125,132
Novatel Wireless, Inc.*	9,000	100,170
Palm, Inc.	31,100	167,629
Presstek, Inc.*	8,700	43,152
Quantum Corp.*	51,400	69,390
Rackable Systems, Inc.*	8,400	112,560
Rimage Corp.*	2,700	33,453
STEC, Inc.*	8,700	89,349
Stratasys, Inc.*	5,800	107,068
Super Micro Computer, Inc.*	7,000	51,660
Synaptics, Inc.*	6,500	245,245

		3,151,973

Construction & Engineering (0.6%)
EMCOR Group, Inc.*	19,100	544,923
Furmanite Corp.*	9,900	79,002
Granite Construction, Inc.	9,200	290,076
Great Lakes Dredge & Dock Corp.	10,700	65,377
Insituform Technologies, Inc., Class A*	7,900	120,317

10 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Construction & Engineering (continued)

Integrated Electrical Services, Inc.*	2,500	$43,000
Lydall, Inc.*	5,100	64,005
Michael Baker Corp.*	2,100	45,948
Northwest Pipe Co.*	2,600	145,080
Orion Marine Group, Inc.*	6,500	91,845
Perini Corp.*	7,800	257,790
Sterling Construction Co., Inc.*	3,500	69,510

		1,816,873

Construction Materials (0.2%)
Headwaters, Inc.*	12,300	144,771
Texas Industries, Inc.	6,660	373,826
U.S. Concrete, Inc.*	10,500	49,980
United States Lime & Minerals, Inc.*	400	15,828

		584,405

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	12,500	63,500
Advanta Corp., Class B	10,350	65,101
Cardtronics, Inc.*	2,300	20,401
Cash America International, Inc.	8,200	254,200
CompuCredit Corp.*	5,600	33,600
Credit Acceptance Corp.*	1,300	33,228
Dollar Financial Corp.*	7,100	107,281
EZCORP, Inc., Class A*	11,200	142,800
First Cash Financial Services, Inc.*	5,900	88,441
First Marblehead Corp. (The)	21,100	54,227
Nelnet, Inc., Class A	4,000	44,920
World Acceptance Corp.*	4,800	161,616

		1,069,315

Consumer Goods (0.0%)
China Security & Surveillance*	7,400	99,752

Containers & Packaging (0.3%)
AEP Industries, Inc.*	1,500	26,055
Boise, Inc.*	10,100	38,885
Bway Holding Co.*	1,800	15,498
Graphic Packaging Holding Co.*	39,600	79,992
Myers Industries, Inc.	8,000	65,200
Rock-Tenn Co., Class A	10,700	320,893
Silgan Holdings, Inc.	7,100	360,254

		906,777

Distributors (0.0%)
Audiovox Corp., Class A*	3,900	38,298
Core-Mark Holding Co., Inc.*	2,700	70,740
DXP Enterprises, Inc.*	1,100	45,804

		154,842

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	3,300	128,832
Capella Education Co.*	4,000	238,600
Coinstar, Inc.*	7,900	258,409
Corinthian Colleges, Inc.*	24,100	279,801
Jackson Hewitt Tax Service, Inc.	7,800	95,316
K12, Inc.*	1,300	27,859
Lincoln Educational Services Corp.*	200	2,326
Matthews International Corp., Class A	8,700	393,762
Pre-Paid Legal Services, Inc.*	2,400	97,488
Princeton Review, Inc. (The) *(a)	4,500	30,420
Regis Corp.	12,200	321,470
Sotheby’s	19,200	506,304
Steiner Leisure Ltd.*	4,400	124,740
Stewart Enterprises, Inc., Class A	24,200	174,240
thinkorswim Group, Inc.*	14,700	103,635
Universal Technical Institute, Inc.*	6,100	76,006

		2,859,208

Diversified Financial Services (0.4%)
Ampal American Israel, Class A*	3,500	15,785
Asset Acceptance Capital Corp.	4,200	51,324
Compass Diversified Holdings	7,400	84,582
Encore Capital Group, Inc.*	3,900	34,437
Financial Federal Corp.	7,200	158,112
Interactive Brokers Group, Inc., Class A*	11,400	366,282
MarketAxess Holdings, Inc.*	8,300	62,748
Medallion Financial Corp.	4,900	46,158
NewStar Financial, Inc.*	5,000	29,550
Pico Holdings, Inc.*	4,700	204,215
Portfolio Recovery Associates, Inc.*	4,300	161,250
Primus Guaranty Ltd.*	7,700	22,407
Resource America, Inc., Class A	3,900	36,348

		1,273,198

Diversified Telecommunication Services (1.0%)
Alaska Communications Systems Holdings, Inc.	12,300	146,862

2008 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Diversified Telecommunication Services (continued)

Atlantic Tele-Network, Inc.	2,400	$66,024
Cbeyond, Inc.*	7,100	113,742
Cincinnati Bell, Inc.*	68,700	273,426
Cogent Communications Group, Inc.*	13,800	184,920
Consolidated Communications Holdings, Inc.	6,454	96,100
Fairpoint Communications, Inc.	25,226	181,880
General Communication, Inc., Class A*	14,300	98,241
Global Crossing Ltd.*	7,600	136,344
Globalstar, Inc.*	13,600	38,488
Hungarian Telephone & Cable Corp.*	700	12,768
iBasis, Inc.	6,800	22,304
IDT Corp., Class B	12,900	21,930
Iowa Telecommunications Services, Inc.	9,000	158,490
NTELOS Holdings Corp.	8,300	210,571
PAETEC Holding Corp.*	34,500	219,075
Premiere Global Services, Inc.*	17,300	252,234
Shenandoah Telecommunications Co.	6,100	79,422
tw telecom, Inc.*	41,600	666,848
Vonage Holdings Corp.*	14,500	24,070

		3,003,739

Electric Utilities (1.4%)
Allete, Inc.	7,300	306,600
Central Vermont Public Service Corp.	2,900	56,173
Cleco Corp.	17,000	396,610
El Paso Electric Co.*	12,700	251,460
Empire District Electric Co. (The)	9,500	176,130
IDACORP, Inc.	13,100	378,459
ITC Holdings Corp.	13,900	710,429
MGE Energy, Inc.	6,200	202,244
Otter Tail Corp.	8,400	326,172
Portland General Electric Co.	18,000	405,360
UIL Holdings Corp.	7,100	208,811
UniSource Energy Corp.	9,700	300,797
Westar Energy, Inc.	30,000	645,300

		4,364,545

Electrical Equipment (2.6%)
A.O. Smith Corp.	5,600	183,848
Acuity Brands, Inc.	11,400	548,112
Advanced Battery Technologies, Inc.*	12,700	73,279
Akeena Solar, Inc.*	6,800	38,012
American Superconductor Corp.*	11,800	423,030
AZZ, Inc.*	3,200	127,680
Baldor Electric Co.	13,000	454,740
Beacon Power Corp.*	27,900	58,032
Belden, Inc.	12,400	420,112
Brady Corp., Class A	14,113	487,322
Capstone Turbine Corp.*	42,400	177,656
China Bak Battery, Inc.*	9,700	45,687
Coleman Cable, Inc.*	2,200	22,704
Encore Wire Corp.	5,300	112,307
Ener1, Inc.*	9,700	71,974
Energy Conversion Devices, Inc.*	11,400	839,496
EnerSys*	8,000	273,840
Evergreen Solar, Inc.*	30,300	293,607
Franklin Electric Co., Inc.	6,400	248,192
FuelCell Energy, Inc.*	20,100	142,710
Fushi Copperweld, Inc.*	4,300	102,039
GrafTech International Ltd.*	29,200	783,436
Harbin Electric, Inc.*	1,600	22,736
II-VI, Inc.*	6,800	237,456
LaBarge, Inc.*	3,200	41,600
LSI Industries, Inc.	5,100	41,412
Medis Technologies Ltd.*	6,800	22,916
Microvision, Inc.*	17,700	48,675
Orion Energy Systems, Inc.*	2,500	25,000
Plug Power, Inc.*	24,800	58,280
Polypore International, Inc.*	4,000	101,320
Powell Industries, Inc.*	2,200	110,902
Power-One, Inc.*	21,100	39,879
PowerSecure International, Inc.*	5,500	39,930
Preformed Line Products Co.	800	32,248
Regal-Beloit Corp.	9,100	384,475
Superior Essex, Inc.*	5,600	249,928
Ultralife Corp.*	4,000	42,760
Valence Technology, Inc.*	13,400	59,362
Vicor Corp.	4,200	41,916
Woodward Governor Co.	16,500	588,390

		8,117,000

Electronic Equipment & Instruments (2.1%)
Agilysys, Inc.	6,700	75,978
Anixter International, Inc.*	8,400	499,716
Benchmark Electronics, Inc.*	19,500	318,630
Brightpoint, Inc.*	14,100	102,930
Checkpoint Systems, Inc.*	11,200	233,856
Cogent, Inc.*	11,600	131,892
Cognex Corp.	11,900	274,295
Coherent, Inc.*	6,900	206,241
Comverge, Inc.*	6,600	92,268
CPI International, Inc.*	1,900	23,370

12 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Electronic Equipment & Instruments (continued)

CTS Corp.	9,500	$95,475
Daktronics, Inc.	9,500	191,615
DTS, Inc.*	5,000	156,600
Echelon Corp.*	8,400	91,560
Electro Scientific Industries, Inc.*	7,700	109,109
Elixir Gaming Technologies, Inc.*	22,600	27,120
Excel Technology, Inc.*	3,200	71,424
FARO Technologies, Inc.*	4,500	113,265
Gerber Scientific, Inc.*	6,400	72,832
ICx Technologies, Inc.*	3,400	24,650
Insight Enterprises, Inc.*	13,300	156,009
IPG Photonics Corp.*	5,300	99,693
Kemet Corp.*	23,800	77,112
L-1 Identity Solutions, Inc.*	18,400	245,088
Littelfuse, Inc.*	6,100	192,455
Maxwell Technologies, Inc.*	5,600	59,472
Measurement Specialties, Inc.*	3,900	68,601
Mercury Computer Systems, Inc.*	6,400	48,192
Methode Electronics, Inc.	10,700	111,815
MTS Systems Corp.	5,000	179,400
Multi-Fineline Electronix, Inc.*	2,400	66,408
Newport Corp.*	10,700	121,873
OSI Systems, Inc.*	4,200	89,964
Park Electrochemical Corp.	5,800	140,998
PC Connection, Inc.*	1,700	15,827
Photon Dynamics, Inc.*	5,500	82,940
Plexus Corp.*	12,100	334,928
Radisys Corp.*	6,300	57,078
Rofin-Sinar Technologies, Inc.*	8,400	253,680
Rogers Corp.*	5,200	195,468
Sanmina-SCI Corp.*	153,600	196,608
Scansource, Inc.*	7,600	203,376
Smart Modular Technologies, Inc.*	12,400	47,492
SYNNEX Corp.*	5,200	130,468
Technitrol, Inc.	10,800	183,492
TTM Technologies, Inc.*	12,100	159,841
Universal Display Corp.*	7,400	91,168
Zygo Corp.*	4,300	42,269

		6,564,541

Energy Equipment & Services (2.8%)
Allis-Chalmers Energy, Inc.*	7,700	137,060
Basic Energy Services, Inc.*	11,600	365,400
Bolt Technology Corp.*	2,700	60,939
Bristow Group, Inc.*	5,600	277,144
Bronco Drilling Co., Inc.*	7,200	132,336
Cal Dive International, Inc.*	12,262	175,224
CARBO Ceramics, Inc.	5,700	332,595
Complete Production Services, Inc.*	13,500	491,670
Dawson Geophysical Co.*	2,200	130,812
Dril-Quip, Inc.*	8,700	548,100
ENGlobal Corp.*	8,000	113,920
Geokinetics, Inc.*	1,600	28,976
Grey Wolf, Inc.*	50,600	456,918
Gulf Island Fabrication, Inc.	3,600	176,148
Gulfmark Offshore, Inc.*	5,900	343,262
Hornbeck Offshore Services, Inc.*	6,600	372,966
ION Geophysical Corp.*	23,700	413,565
Lufkin Industries, Inc.	4,100	341,448
Matrix Service Co.*	7,400	170,644
NATCO Group, Inc., Class A*	5,700	310,821
Natural Gas Services Group, Inc.*	3,600	109,728
Newpark Resources, Inc.*	25,400	199,644
OYO Geospace Corp.*	1,100	64,834
Parker Drilling Co.*	32,600	326,326
PHI, Inc. — Non Voting*	3,900	156,663
Pioneer Drilling Co.*	14,300	268,983
RPC, Inc.	8,200	137,760
Sulphco, Inc.*	11,600	26,332
Superior Well Services, Inc.*	4,900	155,379
T-3 Energy Services, Inc.*	3,600	286,092
Trico Marine Services, Inc.*	3,500	127,470
Union Drilling, Inc.*	3,900	84,552
W-H Energy Services, Inc.*	8,800	842,512
Willbros Group, Inc.*	11,100	486,291

		8,652,514

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	5,300	215,763
Arden Group, Inc., Class A	200	25,348
Casey’s General Stores, Inc.	14,700	340,599
Great Atlantic & Pacific Tea Co.*	9,840	224,549
Ingles Markets, Inc., Class A	3,600	83,988
Longs Drug Stores Corp.	8,700	366,357
Nash Finch Co.	3,700	126,799
Pantry, Inc. (The)*	6,400	68,224
PriceSmart, Inc.	3,600	71,208
Ruddick Corp.	11,800	404,858
Spartan Stores, Inc.	6,000	138,000
Susser Holdings Corp.*	2,700	26,136
United Natural Foods, Inc.*	12,400	241,552
Village Super Market, Inc., Class A	900	34,722
Weis Markets, Inc.	3,100	100,657
Winn-Dixie Stores, Inc.*	15,100	241,902

		2,710,662

2008 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Food Products (1.5%)
AgFeed Industries, Inc.*	6,000	$89,820
Alico, Inc.	1,000	34,660
American Dairy, Inc.*	2,000	15,680
B&G Foods, Inc., Class A	6,400	59,776
Cal-Maine Foods, Inc.	3,600	118,764
Calavo Growers, Inc.	3,300	40,425
Chiquita Brands International, Inc.*	12,700	192,659
Darling International, Inc.*	23,400	386,568
Diamond Foods, Inc.	4,800	110,592
Farmer Bros Co.	1,200	25,380
Flowers Foods, Inc.	21,750	616,395
Fresh Del Monte Produce, Inc.*	12,100	285,197
Green Mountain Coffee Roasters, Inc.*	4,900	184,093
Griffin Land & Nurseries, Inc.	800	24,560
Hain Celestial Group, Inc.*	11,700	274,716
HQ Sustainable Maritime Industries, Inc.*	2,200	28,952
Imperial Sugar Co.	3,300	51,249
J&J Snack Foods Corp.	3,900	106,899
Lancaster Colony Corp.	5,800	175,624
Lance, Inc.	7,800	146,406
Lifeway Foods, Inc.*	1,100	13,079
Maui Land & Pineapple Co., Inc.*	900	26,505
Omega Protein Corp.*	5,600	83,720
Pilgrim’s Pride Corp.	12,000	155,880
Ralcorp Holdings, Inc.*	7,400	365,856
Reddy Ice Holdings, Inc.	5,100	69,768
Sanderson Farms, Inc.	5,900	203,668
Seaboard Corp.	84	130,284
Smart Balance, Inc.*	18,300	131,943
Synutra International, Inc.*	2,800	90,496
Tootsie Roll Industries, Inc.	6,861	172,417
TreeHouse Foods, Inc.*	8,600	208,636
Zhongpin, Inc.*	5,600	70,000

		4,690,667

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	6,300	152,019
ABIOMED, Inc.*	8,900	157,975
Accuray, Inc.*	10,800	78,732
Align Technology, Inc.*	17,500	183,575
Alphatec Holdings, Inc.*	6,300	25,704
American Medical Systems Holdings, Inc.*	20,600	307,970
Analogic Corp.	3,900	245,973
Angiodynamics, Inc.*	7,200	98,064
Arthrocare Corp.*	7,500	306,075
Atrion Corp.	400	38,328
Cantel Medical Corp.*	2,700	27,324
Cardiac Science Corp.*	5,100	41,820
Clinical Data, Inc.*	2,700	38,529
Conceptus, Inc.*	8,900	164,561
CONMED Corp.*	8,100	215,055
CryoLife, Inc.*	8,300	94,952
Cyberonics, Inc.*	6,700	145,390
Cynosure, Inc., Class A*	2,300	45,586
Datascope Corp.	3,900	183,300
DexCom, Inc.*	7,000	42,280
ev3, Inc.*	19,580	185,618
Exactech, Inc.*	2,300	59,133
Greatbatch, Inc.*	6,500	112,450
Haemonetics Corp.*	7,300	404,858
Hansen Medical, Inc.*	4,900	81,928
I-Flow Corp.*	5,100	51,765
ICU Medical, Inc.*	3,500	80,080
Immucor, Inc.*	19,700	509,836
Insulet Corp.*	5,500	86,515
Integra LifeSciences Holdings Corp.*	5,000	222,400
Invacare Corp.	9,400	192,136
IRIS International, Inc.*	5,500	86,075
Kensey Nash Corp.*	2,100	67,305
Masimo Corp.*	12,900	443,115
Medical Action Industries, Inc.*	3,300	34,221
Mentor Corp.	9,800	272,636
Meridian Bioscience, Inc.	11,250	302,850
Merit Medical Systems, Inc.*	7,300	107,310
Micrus Endovascular Corp.*	4,300	60,286
Natus Medical, Inc.*	8,100	169,614
Neogen Corp.*	3,900	89,271
NuVasive, Inc.*	10,100	451,066
NxStage Medical, Inc.*	5,800	22,272
OraSure Technologies, Inc.*	13,300	49,742
Orthofix International NV*	4,800	138,960
Orthovita, Inc.*	17,200	35,260
Palomar Medical Technologies, Inc.*	5,200	51,896
Quidel Corp.*	7,900	130,508
RTI Biologics, Inc.*	15,800	138,250
Sirona Dental Systems, Inc.*	4,800	124,416
Somanetics Corp.*	3,900	82,680
SonoSite, Inc.*	4,800	134,448
Spectranetics Corp.*	8,800	86,768
Stereotaxis, Inc.*	7,400	39,664
STERIS Corp.	16,700	480,292
SurModics, Inc.*	4,400	197,296
Symmetry Medical, Inc.*	10,000	162,200
Synovis Life Technologies, Inc.*	3,800	71,554
Thoratec Corp.*	15,400	267,806
TomoTherapy, Inc.*	12,300	109,839
TranS1, Inc.*	3,800	57,266
Vision-Sciences, Inc.*	4,000	15,000
Vital Signs, Inc.	2,300	130,594

14 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Health Care Equipment & Supplies (continued)

Vnus Medical Technologies, Inc.*	3,900	$78,039
Volcano Corp.*	13,100	159,820
West Pharmaceutical Services, Inc.	9,100	393,848
Wright Medical Group, Inc.*	10,400	295,464
Zoll Medical Corp.*	6,100	205,387

		10,322,949

Health Care Providers & Services (2.9%)
Air Methods Corp.*	3,000	75,000
Alliance Imaging, Inc.*	7,200	62,424
Almost Family, Inc.*	2,000	53,200
Amedisys, Inc.*	7,600	383,192
AMERIGROUP Corp.*	15,400	320,320
AMN Healthcare Services, Inc.*	9,600	162,432
Amsurg Corp.*	9,200	224,020
Apria Healthcare Group, Inc.*	12,400	240,436
Assisted Living Concepts, Inc., Class A*	15,500	85,250
athenahealth, Inc.*	5,700	175,332
Bio-Reference Laboratories, Inc.*	3,100	69,161
BMP Sunstone Corp.*	6,500	37,050
Capital Senior Living Corp.*	5,300	39,962
CardioNet, Inc.*	1,200	31,956
Centene Corp.*	12,300	206,517
Chemed Corp.	6,700	245,287
Chindex International, Inc.*	3,500	51,345
CorVel Corp.*	2,200	74,514
Cross Country Healthcare, Inc.*	8,900	128,249
Emergency Medical Services Corp., Class A*	2,300	52,049
Emeritus Corp.*	5,400	78,948
Ensign Group, Inc. (The)	2,800	32,200
Five Star Quality Care, Inc.*	9,900	46,827
Genoptix, Inc.*	2,500	78,875
Gentiva Health Services, Inc.*	7,600	144,780
Hanger Orthopedic Group, Inc.*	6,800	112,132
HealthExtras, Inc.*	9,200	277,288
Healthsouth Corp.*	22,200	369,186
Healthspring, Inc.*	14,100	238,008
Healthways, Inc.*	10,100	298,960
HMS Holdings Corp.*	7,300	156,731
inVentiv Health, Inc.*	9,600	266,784
IPC The Hospitalist Co., Inc.*	1,000	18,820
Kindred Healthcare, Inc.*	7,600	218,576
Landauer, Inc.	2,500	140,600
LHC Group, Inc.*	4,100	95,325
Magellan Health Services, Inc.*	11,700	433,251
Medcath Corp.*	4,800	86,304
Molina Healthcare, Inc.*	4,100	99,794
MWI Veterinary Supply, Inc.*	3,100	102,641
National Healthcare Corp.	2,300	105,409
National Research Corp.	400	10,556
Nighthawk Radiology Holdings, Inc.*	6,000	42,480
Odyssey HealthCare, Inc.*	9,400	91,556
Owens & Minor, Inc.	11,600	530,004
PharMerica Corp.*	8,832	199,515
Providence Service Corp. (The)*	3,400	71,774
PSS World Medical, Inc.*	17,500	285,250
Psychiatric Solutions, Inc.*	15,600	590,304
RadNet, Inc.*	6,800	42,500
RehabCare Group, Inc.*	5,100	81,753
Res-Care, Inc.*	7,000	124,460
Skilled Healthcare Group, Inc., Class A*	4,900	65,758
Sun Healthcare Group, Inc.*	12,200	163,358
Sunrise Senior Living, Inc.*	12,700	285,496
Triple-S Management Corp., Class B*	4,100	67,035
U.S. Physical Therapy, Inc.*	3,800	62,358
Universal American Corp.*	11,500	117,530
Virtual Radiologic Corp.*	1,200	15,900

		8,966,722

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	16,500	204,765
Computer Programs & Systems, Inc.	2,600	45,058
Eclipsys Corp.*	15,200	279,072
MedAssets, Inc.*	3,600	61,380
Omnicell, Inc.*	9,300	122,574
Phase Forward, Inc.*	11,900	213,843
TriZetto Group*	12,200	260,836
Vital Images, Inc.*	4,800	59,712

		1,247,240

Hotels, Restaurants & Leisure (2.1%)
AFC Enterprises*	7,100	56,729
Ambassadors Group, Inc.	5,800	86,536
Ameristar Casinos, Inc.	6,700	92,594
Bally Technologies, Inc.*	15,400	520,520
BJ’s Restaurants, Inc.*	4,800	46,704
Bluegreen Corp.*	3,600	21,780
Bob Evans Farms, Inc.	9,000	257,400
Buffalo Wild Wings, Inc.*	5,200	129,116
California Pizza Kitchen, Inc.*	7,100	79,449
CBRL Group, Inc.	6,300	154,413
CEC Entertainment, Inc.*	6,300	176,463
Cheesecake Factory, (The)*	18,800	299,108
Churchill Downs, Inc.	2,500	87,175

2008 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Hotels, Restaurants & Leisure (continued)

CKE Restaurants, Inc.	14,800	$184,556
Denny’s Corp.*	26,900	76,396
DineEquity, Inc.	4,900	183,064
Domino’s Pizza, Inc.*	11,500	132,250
Dover Downs Gaming & Entertainment, Inc.	3,900	25,038
Dover Motorsports, Inc.	5,400	27,486
Einstein Noah Restaurant Group, Inc.*	1,000	11,070
Gaylord Entertainment Co.*	11,800	282,728
Great Wolf Resorts, Inc.*	7,600	33,212
Isle of Capri Casinos, Inc.*	4,900	23,471
Jack in the Box, Inc.*	16,640	372,902
Krispy Kreme Doughnuts, Inc.*	17,500	87,325
Landry’s Restaurants, Inc.	3,600	64,692
Life Time Fitness, Inc.*	9,700	286,635
Lodgian, Inc.*	4,300	33,669
Luby’s, Inc.*	6,800	41,480
Marcus Corp.	5,300	79,235
Monarch Casino & Resort, Inc.*	2,900	34,220
Morgans Hotel Group Co.*	8,100	83,430
O’Charleys, Inc.	6,400	64,384
P.F. Chang’s China Bistro, Inc.*	6,800	151,912
Papa John’s International, Inc.*	6,200	164,858
Peet’s Coffee & Tea, Inc.*	4,000	79,280
Pinnacle Entertainment, Inc.*	17,000	178,330
Red Robin Gourmet Burgers, Inc.*	4,800	133,152
Rick’s Cabaret International, Inc.*	2,000	33,580
Riviera Holdings Corp.*	2,400	24,360
Ruby Tuesday, Inc.	14,600	78,840
Ruth’s Hospitality Group, Inc.*	5,600	29,008
Shuffle Master, Inc.*	10,000	49,400
Six Flags, Inc.*	20,700	23,805
Sonic Corp.*	16,900	250,120
Speedway Motorsports, Inc.	3,100	63,178
Steak N Shake Co. (The)*	6,400	40,512
Texas Roadhouse, Inc., Class A*	14,500	130,065
Town Sports International Holdings, Inc.*	4,500	42,030
Triarc Cos., Inc., Class B	16,700	105,711
Vail Resorts, Inc.*	8,800	376,904
WMS Industries, Inc.*	12,350	367,660

		6,457,935

Household Durables (1.0%)
American Greetings Corp., Class A	14,200	175,228
Avatar Holdings, Inc.*	1,700	51,493
Beazer Homes U.S.A., Inc.	10,700	59,599
Blyth, Inc.	6,900	83,007
Brookfield Homes Corp.	2,600	31,928
Cavco Industries, Inc.*	2,000	65,460
Champion Enterprises, Inc.*	22,000	128,700
CSS Industries, Inc.	2,200	53,284
Ethan Allen Interiors, Inc.	7,000	172,200
Furniture Brands International, Inc.	12,100	161,656
Helen of Troy Ltd.*	8,500	137,020
Hooker Furniture Corp.	2,800	48,496
Hovnanian Enterprises, Inc., A Shares*	13,300	72,884
iRobot Corp.*	5,500	75,570
La-Z-Boy, Inc.	13,200	100,980
Libbey, Inc.	4,100	30,504
M/I Homes, Inc.	4,000	62,920
Meritage Homes Corp.*	8,700	131,979
National Presto Industries, Inc.	1,300	83,434
Palm Harbor Homes, Inc.*	2,800	15,484
Russ Berrie & Co., Inc.*	3,700	29,489
Ryland Group, Inc.	12,200	266,082
Sealy Corp.	10,700	61,418
Skyline Corp.	1,900	44,650
Standard Pacific Corp.	17,800	60,164
Tempur-Pedic International, Inc.	20,700	161,667
Tupperware Brands Corp.	17,400	595,428
Universal Electronics, Inc.*	4,000	83,600

		3,044,324

Household Products (0.1%)
Central Garden and Pet Co., Class A*	18,200	74,620
Spectrum Brands, Inc.*	11,100	28,305
WD-40 Co.	4,800	140,400

		243,325

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.	5,000	245,900
Synthesis Energy Systems, Inc.*	6,000	54,000
U.S. Geothermal, Inc.*	16,300	47,922

		347,822

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	4,500	147,510
Standex International Corp.	3,500	72,590
Tredegar Corp.	6,800	99,960
United Capital Corp.*	400	7,680

		327,740

Information Technology Services (1.7%)
Acxiom Corp.	17,000	195,330
BearingPoint, Inc.*	59,300	48,033

16 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Information Technology Services (continued)

CACI International, Inc., Class A*	8,700	$398,199
Cass Information Systems, Inc.	1,460	46,764
China Information Security Technology, Inc.*	5,900	33,394
Ciber, Inc.*	15,200	94,392
CSG Systems International, Inc.*	9,900	109,098
CyberSource Corp.*	19,324	323,290
Euronet Worldwide, Inc.*	13,650	230,685
ExlService Holdings, Inc.*	4,300	60,329
Forrester Research, Inc.*	4,100	126,608
Gartner, Inc.*	16,900	350,168
Global Cash Access Holdings, Inc.*	11,300	77,518
Heartland Payment Systems, Inc.	6,800	160,480
iGate Corp.*	4,800	39,024
infoGROUP, Inc.	9,100	39,949
Integral Systems, Inc.	2,361	91,371
Mantech International Corp., Class A*	5,700	274,284
MAXIMUS, Inc.	5,100	177,582
MPS Group, Inc.*	26,400	280,632
NCI, Inc., Class A*	2,100	48,048
Ness Technologies, Inc.*	11,700	118,404
Online Resources Corp.*	8,000	66,800
Perot Systems Corp., Class A*	24,200	363,242
RightNow Technologies, Inc.*	7,600	103,892
Safeguard Scientifics, Inc.*	27,100	33,604
Sapient Corp.*	25,600	164,352
SI International, Inc.*	3,600	75,384
SRA International, Inc., Class A*	11,900	267,274
SYKES Enterprises, Inc.*	9,300	175,398
Syntel, Inc.	3,400	114,648
TNS, Inc.*	6,900	165,324
VeriFone Holdings, Inc.*	19,100	228,245
Virtusa Corp.*	3,000	30,390
Wright Express Corp.*	10,500	260,400

		5,372,535

Insurance (3.4%)
AMBAC Financial Group, Inc.	83,800	112,292
AmCOMP, Inc.*	4,300	41,796
American Equity Investment Life Holding Co.	15,700	127,955
American Physicians Capital, Inc.	2,500	121,100
American Safety Insurance Holdings Ltd.*	3,400	48,892
Amerisafe, Inc.*	5,300	84,482
Amtrust Financial Services, Inc.	4,800	60,480
Argo Group International Holdings Ltd.*	8,709	292,274
Aspen Insurance Holdings Ltd.	24,500	579,915
Assured Guaranty Ltd.	15,900	286,041
Baldwin & Lyons, Inc., Class B	2,000	34,960
Castlepoint Holdings Ltd.	10,200	92,718
Citizens, Inc.*	10,000	61,300
CNA Surety Corp.*	3,700	46,768
Crawford & Co., Class B*	6,800	54,332
Darwin Professional Underwriters, Inc.*	1,700	52,360
Delphi Financial Group, Inc., Class A	11,800	273,052
Donegal Group, Inc., Class A	2,700	42,849
eHealth, Inc.*	7,300	128,918
EMC Insurance Group, Inc.	1,700	40,936
Employers Holdings, Inc.	13,800	285,660
Enstar Group Ltd.*	1,500	131,250
FBL Financial Group, Inc., Class A	3,300	65,604
First Acceptance Corp.*	2,000	6,400
First Mercury Financial Corp.*	3,600	63,504
Flagstone Reinsurance Holdings Ltd.	8,200	96,678
FPIC Insurance Group, Inc.*	2,500	113,300
Greenlight Capital Re Ltd., Class A*	8,500	194,310
Hallmark Financial Services*	600	5,802
Harleysville Group, Inc.	4,100	138,703
Hilb, Rogal & Hobbs Co.	10,200	443,292
Hilltop Holdings, Inc.*	12,700	130,937
Horace Mann Educators Corp.	11,500	161,230
Independence Holding Co.	700	6,839
Infinity Property & Casualty Corp.	4,600	190,992
IPC Holdings Ltd.	15,200	403,560
Kansas City Life Insurance Co.	900	37,575
LandAmerica Financial Group, Inc.	4,400	97,636
Life Partners Holdings, Inc.	1,900	37,962
Maiden Holdings Ltd.	13,400	85,760
Max Capital Group Ltd.	16,300	347,679
Meadowbrook Insurance Group, Inc.	8,200	43,460
Montpelier Re Holdings Ltd.	25,900	382,025
National Financial Partners Corp.	11,400	225,948
National Interstate Corp.	1,700	31,246
National Western Life Insurance Co., Class A	559	122,142
Navigators Group, Inc.*	3,700	199,985

2008 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Insurance (continued)

NYMAGIC, Inc.	1,700	$32,572
Odyssey Re Holdings Corp.	6,900	244,950
Phoenix Cos., Inc. (The)	33,100	251,891
Platinum Underwriters Holdings Ltd.	14,100	459,801
PMA Capital Corp., Class A*	9,000	82,890
Presidential Life Corp.	6,000	92,520
ProAssurance Corp.*	9,100	437,801
Procentury Corp.	3,600	57,024
Quanta Capital Holdings Ltd.*	18,600	49,104
RLI Corp.	5,300	262,191
Safety Insurance Group, Inc.	4,600	163,990
SCPIE Holdings, Inc.*	2,300	64,377
SeaBright Insurance Holdings, Inc.*	6,000	86,880
Selective Insurance Group	15,100	283,276
State Auto Financial Corp.	3,300	78,969
Stewart Information Services Corp.	4,800	92,832
Tower Group, Inc.	5,700	120,783
United America Indemnity Ltd., Class A*	5,700	76,209
United Fire & Casualty Co.	6,700	180,431
Validus Holdings Ltd.	18,100	384,625
Zenith National Insurance Corp.	10,400	365,664

		10,501,679

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*	7,000	45,150
Blue Nile, Inc.*	3,800	161,576
Drugstore.com, Inc.*	26,200	49,780
FTD Group, Inc.	4,900	65,317
Gaiam, Inc., Class A*	5,000	67,550
GSI Commerce, Inc.*	7,000	95,410
NetFlix, Inc.*	11,400	297,198
NutriSystem, Inc.	9,000	127,260
Orbitz Worldwide, Inc.*	8,700	43,587
Overstock.com, Inc.*	4,600	119,370
PC Mall, Inc.*	3,500	47,460
PetMed Express, Inc.*	7,100	86,975
Shutterfly, Inc.*	6,000	73,260
Stamps.com, Inc.*	5,000	62,400
Systemax, Inc.	3,000	52,950

		1,395,243

Internet Software & Services (2.1%)
Ariba, Inc.*	24,500	360,395
Art Technology Group, Inc.*	36,100	115,520
AsiaInfo Holdings, Inc.*	9,000	106,380
Bankrate, Inc.*	3,700	144,559
Bidz.com, Inc.*	2,100	18,291
Chordiant Software, Inc.*	8,500	42,500
CMGI, Inc.*	13,890	147,234
comScore, Inc.*	4,900	106,918
Constant Contact, Inc.*	5,600	105,560
DealerTrack Holdings, Inc.*	12,400	174,964
Dice Holdings, Inc.*	3,600	29,736
Digital River, Inc.*	10,600	408,948
DivX, Inc.*	6,600	48,444
EarthLink, Inc.*	31,600	273,340
Greenfield Online, Inc.*	7,200	107,424
HSW International, Inc.*	6,900	20,010
Infospace, Inc.	9,700	80,801
Internap Network Services Corp.*	14,300	66,924
Internet Brands, Inc., Class A*	7,000	46,410
Internet Capital Group, Inc.*	10,000	77,300
Interwoven, Inc.*	13,300	159,733
j2 Global Communications, Inc.*	12,600	289,800
Keynote Systems, Inc.*	3,900	50,232
Knot, Inc. (The)*	8,000	78,240
Limelight Networks, Inc.*	5,500	21,010
Liquidity Services, Inc.*	4,600	53,038
LoopNet, Inc.*	8,700	98,310
Marchex, Inc., Class B	6,700	82,544
MercadoLibre, Inc.*	7,100	244,879
Move, Inc.*	36,300	84,579
NIC, Inc.	10,000	68,300
Omniture, Inc.*	17,446	323,972
Perficient, Inc.*	8,800	85,008
RealNetworks, Inc.*	25,900	170,940
S1 Corp.*	14,300	108,251
SAVVIS, Inc.*	11,000	142,010
SonicWALL, Inc.*	16,700	107,715
SupportSoft, Inc.*	14,500	47,125
Switch & Data Facilities Co., Inc.*	6,100	103,639
TechTarget, Inc.*	3,600	38,016
Terremark Worldwide, Inc.*	13,800	75,348
TheStreet.com, Inc.	6,100	39,711
United Online, Inc.	20,000	200,600
ValueClick, Inc.*	26,900	407,535
Vignette Corp.*	7,300	87,600
VistaPrint Ltd.*	12,700	339,852
Vocus, Inc.*	4,700	151,199
Websense, Inc.*	13,100	220,604
Website Pros, Inc.*	8,400	69,972

		6,431,420

Leisure Equipment & Products (0.5%)
Brunswick Corp.	25,300	268,180
Callaway Golf Co.	18,700	221,221
JAKKS Pacific, Inc.*	7,700	168,245

18 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Leisure Equipment & Products (continued)

Leapfrog Enterprises, Inc.*	9,300	$77,376
Marine Products Corp.	1,900	12,540
MarineMax, Inc.*	4,600	32,982
Nautilus, Inc.	8,500	43,180
Polaris Industries, Inc.	9,500	383,610
Pool Corp.	13,800	245,088
RC2 Corp.*	5,100	94,656
Smith & Wesson Holding Corp.*	8,700	45,327
Steinway Musical Instruments*	2,100	55,440

		1,647,845

Life Sciences Tools & Services (1.2%)
Accelrys, Inc.*	8,600	41,538
Affymetrix, Inc.*	20,100	206,829
Albany Molecular Research, Inc.*	6,600	87,582
AMAG Pharmaceuticals, Inc.*	4,840	165,044
Bio-Rad Laboratories, Inc., Class A*	5,300	428,717
Bruker Corp.*	14,600	187,610
Caliper Life Sciences*	15,300	39,627
Cambrex Corp.*	8,100	47,547
Dionex Corp.*	5,200	345,124
Enzo Biochem, Inc.*	8,200	92,004
eResearchTechnology, Inc.*	12,500	218,000
Exelixis, Inc.*	29,700	148,500
Kendle International, Inc.*	3,700	134,421
Life Sciences Research, Inc.*	2,100	59,304
Luminex Corp.*	10,700	219,885
Medivation, Inc.*	7,600	89,908
Nektar Therapeutics*	26,100	87,435
Parexel International Corp.*	16,000	420,960
PharmaNet Development Group, Inc.*	5,500	86,735
Sequenom, Inc.*	13,200	210,672
Varian, Inc.*	8,400	428,904

		3,746,346

Machinery (3.5%)
3D Systems Corp.*	4,100	38,950
Accuride Corp.*	11,000	46,750
Actuant Corp., Class A	15,800	495,330
Alamo Group, Inc.	2,000	41,180
Albany International Corp., Class A	8,300	240,700
Altra Holdings, Inc.*	7,800	131,118
American Railcar Industries, Inc.	2,600	43,628
Ampco-Pittsburgh Corp.	2,500	111,200
Applied Industrial Technologies, Inc.	12,000	290,040
Astec Industries, Inc.*	4,900	157,486
Axsys Technologies, Inc.*	2,600	135,304
Badger Meter, Inc.	4,100	207,173
Barnes Group, Inc.	13,400	309,406
Blount International, Inc.*	10,800	125,388
Briggs & Stratton Corp.	13,300	168,644
Cascade Corp.	2,600	110,032
Chart Industries, Inc.*	7,900	384,256
China Fire & Security Group, Inc.*	3,600	28,980
CIRCOR International, Inc.	4,900	240,051
Clarcor, Inc.	14,300	501,930
Colfax Corp.*	6,400	160,576
Columbus McKinnon Corp.*	5,300	127,624
Commercial Vehicle Group, Inc.*	5,200	48,620
Dynamic Materials Corp.	3,600	118,620
EnPro Industries, Inc.*	5,800	216,572
ESCO Technologies, Inc.*	7,300	342,516
Federal Signal Corp.	13,600	163,200
Flanders Corp.*	4,400	26,620
Flow International Corp.*	10,300	80,340
Force Protection, Inc.*	19,300	63,883
FreightCar America, Inc.	3,400	120,700
Gehl Co.*	2,900	42,891
Gorman-Rupp Co. (The)	3,775	150,396
Graham Corp.	1,500	111,165
Greenbrier Cos., Inc.	4,600	93,380
Hurco Cos., Inc.*	1,600	49,424
K-Tron International, Inc.*	700	90,720
Kadant, Inc.*	3,400	76,840
Kaydon Corp.	7,800	400,998
Key Technology, Inc.*	1,800	57,258
LB Foster Co., Class A*	3,100	102,920
Lindsay Corp.	3,400	288,898
Met-Pro Corp.	4,700	62,745
Middleby Corp.*	4,900	215,159
Mueller Industries, Inc.	10,500	338,100
Mueller Water Products, Inc., Class A	33,300	268,731
NACCO Industries, Inc., Class A	1,500	111,525
Nordson Corp.	9,500	692,455
Omega Flex, Inc.	700	10,640
Peerless Mfg Co.*	1,800	84,366
RBC Bearings, Inc.*	6,200	206,584
Robbins & Myers, Inc.	7,900	393,973
Sun Hydraulics Corp.	3,100	100,037
Tecumseh Products Co., Class A*	4,800	157,344
Tennant Co.	4,700	141,329
Thermadyne Holdings Corp.*	4,100	60,639
Titan International, Inc.	7,700	274,274
Titan Machinery, Inc.*	1,800	56,376
Trimas Corp.*	4,100	24,559

2008 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Machinery (continued)

TurboChef Technologies, Inc.*	5,400	$25,812
Twin Disc, Inc.	2,500	52,325
Wabash National Corp.	8,700	65,772
Wabtec Corp.	13,600	661,232
Watts Water Technologies, Inc., Class A	8,300	206,670
Xerium Technologies, Inc.	5,400	21,384

		10,973,738

Marine (0.4%)
American Commercial Lines, Inc.*	10,500	114,765
Eagle Bulk Shipping, Inc.	13,500	399,195
Genco Shipping & Trading Ltd.	6,200	404,240
Horizon Lines, Inc., Class A	8,500	84,575
International Shipholding Corp.*	2,000	46,880
TBS International Ltd., Class A*	3,100	123,845
Ultrapetrol Bahamas Ltd.*	6,800	85,748

		1,259,248

Media (1.4%)
AH Belo Corp., Class A	3,840	21,888
Arbitron, Inc.	7,700	365,750
Belo Corp., A Shares	26,200	191,522
Charter Communications, Inc., Class A*	115,400	121,170
Cinemark Holdings, Inc.	7,200	94,032
Citadel Broadcasting Co.*	50,770	61,939
CKX, Inc.	14,500	126,875
Cox Radio, Inc., Class A*	7,400	87,320
Crown Media Holdings, Inc., Class A*	3,300	15,642
Cumulus Media, Inc., Class A*	8,600	33,884
DG FastChannel, Inc.*	4,000	69,000
Dolan Media Co.*	6,500	118,300
Entercom Communications Corp., Class A	8,800	61,776
Entravision Communications Corp., Class A*	17,200	69,144
Fisher Communications, Inc.*	1,800	61,992
GateHouse Media, Inc.	6,500	15,990
Global Sources Ltd.*	4,820	73,168
Global Traffic Network, Inc.*	3,900	34,866
Gray Television, Inc.	11,800	33,866
Harte-Hanks, Inc.	11,000	125,950
Idearc, Inc.	43,500	102,225
Interactive Data Corp.	10,200	256,326
Journal Communications, Inc., Class A	11,600	55,912
Knology, Inc.*	7,800	85,722
Lee Enterprises, Inc.	12,700	50,673
Lin TV Corp., Class A*	7,600	45,296
Live Nation, Inc.*	21,400	226,412
Martha Stewart Living Omnimedia, Class A*	7,500	55,500
Marvel Entertainment, Inc.*	13,700	440,318
Mcclatchy Co., Class A	16,900	114,582
Media General, Inc., Class A	6,200	74,090
Mediacom Communications Corp., Class A*	13,200	70,488
National CineMedia, Inc.	11,200	119,392
Outdoor Channel Holdings, Inc.*	5,400	37,692
Playboy Enterprises, Inc., Class B*	6,100	30,134
Primedia, Inc.	7,883	36,735
R.H. Donnelley Corp.*	21,000	63,000
RCN Corp.*	11,100	119,658
Scholastic Corp.*	6,900	197,754
Sinclair Broadcast Group, Inc., Class A	15,700	119,320
Valassis Communications, Inc.*	13,600	170,272
Westwood One, Inc.*	19,900	24,676
World Wrestling Entertainment, Inc., Class A	6,100	94,367

		4,374,618

Metals & Mining (1.5%)
Allied Nevada Gold Corp.*	12,200	71,858
AM Castle & Co.	4,600	131,606
AMCOL International Corp.	7,200	204,912
Apex Silver Mines Ltd.*	16,700	81,997
Brush Engineered Materials, Inc.*	5,600	136,752
China Precision Steel, Inc.*	5,800	25,462
Coeur d’Alene Mines Corp.*	157,500	456,750
Compass Minerals International, Inc.	9,100	733,096
Esmark, Inc.*	4,300	82,216
General Moly, Inc.*	17,300	136,151
General Steel Holdings, Inc.*	2,300	36,110
Haynes International, Inc.*	3,500	201,425
Hecla Mining Co.*	36,700	339,842
Horsehead Holding Corp.*	10,300	125,248
Kaiser Aluminum Corp.	4,600	246,238
NN, Inc.	4,900	68,306
Olympic Steel, Inc.	2,600	197,392
Royal Gold, Inc.	8,500	266,560
RTI International Metals, Inc.*	6,600	235,092
Stillwater Mining Co.*	11,200	132,496
Sutor Technology Group Ltd.*	2,800	19,796
Universal Stainless & Alloy Products, Inc.*	1,900	70,376
USEC, Inc.*	32,300	196,384

20 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Metals & Mining (continued)

Worthington Industries, Inc.	18,500	$379,250

		4,575,315

Multi-Utility (0.6%)
Aquila, Inc.*	105,500	397,735
Avista Corp.	15,400	330,484
Black Hills Corp.	11,000	352,660
CH Energy Group, Inc.	4,500	160,065
NorthWestern Corp.	11,300	287,246
PNM Resources, Inc.	22,300	266,708

		1,794,898

Multiline Retail (0.1%)
99 Cents Only Stores*	13,300	87,780
Dillard’s, Inc., Class A	16,500	190,905
Fred’s, Inc., Class A	11,100	124,764
Retail Ventures, Inc.*	8,100	37,260
Tuesday Morning Corp.*	8,600	35,346

		476,055

Natural Gas Utilities (1.1%)
Chesapeake Utilities Corp.	2,300	59,156
EnergySouth, Inc.	1,700	83,402
Laclede Group, Inc. (The)	6,400	258,368
New Jersey Resources Corp.	11,850	386,902
Nicor, Inc.	13,000	553,670
Northwest Natural Gas Co.	7,500	346,950
Piedmont Natural Gas Co.	20,600	538,896
South Jersey Industries, Inc.	8,300	310,088
Southwest Gas Corp.	12,100	359,733
WGL Holdings, Inc.	14,200	493,308

		3,390,473

Oil, Gas & Consumable Fuels (6.1%)
Abraxas Petroleum Corp.*	12,800	69,248
Alon USA Energy, Inc.	3,100	37,076
American Oil & Gas, Inc.*	11,500	45,080
APCO Argentina, Inc.	1,200	34,740
Approach Resources, Inc.*	2,100	56,259
Arena Resources, Inc.*	9,900	522,918
Arlington Tankers Ltd.	3,400	78,948
Atlas America, Inc.	9,800	441,490
ATP Oil & Gas Corp.*	7,800	307,866
Aventine Renewable Energy Holdings, Inc.*	8,300	36,520
Berry Petroleum Co., Class A	12,000	706,560
Bill Barrett Corp.*	10,300	611,923
BMB Munai, Inc.*	11,500	68,310
Bois d’Arc Energy, Inc.*	5,400	131,274
BPZ Resources, Inc.*	17,000	499,800
Brigham Exploration Co.*	13,400	212,122
Callon Petroleum Co.*	5,900	161,424
Cano Petroleum, Inc.*	10,600	84,164
Carrizo Oil & Gas, Inc.*	7,700	524,293
Cheniere Energy, Inc.*	14,800	64,676
Clayton Williams Energy, Inc.*	1,600	175,920
Clean Energy Fuels Corp.*	6,700	76,983
Comstock Resources, Inc.*	12,800	1,080,704
Concho Resources, Inc.*	14,000	522,200
Contango Oil & Gas Co.*	3,700	343,804
Crosstex Energy, Inc.	11,300	391,658
CVR Energy, Inc.*	6,300	121,275
Delek US Holdings, Inc.	2,700	24,867
Delta Petroleum Corp.*	17,800	454,256
Double Eagle Petroleum Co.*	2,700	49,221
Double Hull Tankers, Inc.	11,800	118,354
Endeavour International Corp.*	34,500	74,865
Energy Partners Ltd.*	9,382	139,980
Energy XXI (Bermuda) Ltd.*	20,500	141,860
Evergreen Energy, Inc.*	21,200	36,888
EXCO Resources, Inc.*	21,000	775,110
FX Energy, Inc.*	11,300	59,551
Gasco Energy, Inc.*	27,800	115,370
General Maritime Corp.	7,700	200,046
GeoGlobal Resources, Inc.*	7,000	14,910
GeoMet, Inc.*	3,800	36,024
GeoResources, Inc.*	1,800	33,156
GMX Resources, Inc.*	4,200	311,220
Golar LNG Ltd.	10,000	154,900
Goodrich Petroleum Corp.*	5,800	480,936
Gran Tierra Energy, Inc.*	27,700	220,769
GreenHunter Energy, Inc.*	1,000	13,660
Gulfport Energy Corp.*	7,700	126,819
Harvest Natural Resources, Inc.*	10,000	110,600
Houston American Energy Corp.*	4,500	50,490
International Coal Group, Inc.*	35,700	465,885
James River Coal Co.*	7,300	428,437
Knightsbridge Tankers Ltd.	4,700	151,387
McMoRan Exploration Co.*	14,200	390,784
Meridian Resource Corp.*	21,900	64,605
Mitcham Industries, Inc.*	3,100	52,948
National Coal Corp.*	7,800	69,186
Nordic American Tanker Shipping Ltd.	9,900	384,318
Northern Oil & Gas, Inc.*	5,900	78,352
Oilsands Quest, Inc.*	46,100	299,650
Pacific Ethanol, Inc.*	10,300	18,643
Panhandle Oil & Gas, Inc.	2,000	67,720
Parallel Petroleum Corp.*	12,000	241,560
Penn Virginia Corp.	11,700	882,414
Petroleum Development Corp.*	4,200	279,258
Petroquest Energy, Inc.*	12,300	330,870
PrimeEnergy Corp.*	200	11,096

2008 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)

Quest Resource Corp.*	6,100	$69,601
RAM Energy Resources, Inc.*	11,400	71,820
Rentech, Inc.*	45,800	87,020
Rex Energy Corp.*	4,900	129,360
Rosetta Resources, Inc.*	14,400	410,400
Ship Finance International Ltd.	11,800	348,454
Stone Energy Corp.*	8,000	527,280
Swift Energy Co.*	8,600	568,116
Teekay Tankers Ltd., Class A	3,800	88,198
Toreador Resources Corp.*	4,800	40,944
Tri-Valley Corp.*	7,000	52,010
TXCO Resources, Inc.*	9,300	109,368
Uranium Resources, Inc.*	13,100	48,339
Vaalco Energy, Inc.*	16,700	141,449
Venoco, Inc.*	5,600	129,976
VeraSun Energy Corp.*	30,302	125,147
Warren Resources, Inc.*	16,900	248,092
Western Refining, Inc.	8,800	104,192
Westmoreland Coal Co.*	2,900	61,219
World Fuel Services Corp.	7,600	166,744

		18,895,929

Paper & Forest Products (0.4%)
AbitibiBowater, Inc.	15,552	145,100
Buckeye Technologies, Inc.*	9,900	83,754
Deltic Timber Corp.	3,000	160,530
Kapstone Paper and Packaging Corp.*	6,000	40,020
Louisiana-Pacific Corp.	29,800	253,002
Mercer International, Inc.*	8,500	63,580
Neenah Paper, Inc.	4,100	68,511
P.H. Glatfelter Co.	11,800	159,418
Schweitzer-Mauduit International, Inc.	4,400	74,140
Verso Paper Corp.*	4,700	39,762
Wausau Paper Corp.	12,500	96,375

		1,184,192

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*	18,000	177,660
Chattem, Inc.*	5,000	325,250
China Sky One Medical, Inc.*	2,000	22,260
Elizabeth Arden, Inc.*	6,900	104,742
Inter Parfums, Inc.	3,600	54,000
Mannatech, Inc.	5,000	27,200
Nu Skin Enterprises, Inc., Class A	14,000	208,880
Prestige Brands Holdings, Inc.*	9,200	98,072
Schiff Nutrition International, Inc.*	3,600	20,160
USANA Health Sciences, Inc.*	2,400	64,488

		1,102,712

Pharmaceuticals (1.3%)
Acura Pharmaceuticals, Inc.*	1,900	15,105
Adolor Corp.*	14,000	76,720
Akorn, Inc.*	15,300	50,643
Alexza Pharmaceuticals, Inc.*	5,700	22,458
Alpharma, Inc., Class A*	12,800	288,384
Ardea Biosciences, Inc.*	2,800	35,896
Auxilium Pharmaceuticals, Inc.*	11,500	386,630
Bentley Pharmaceuticals, Inc.*	4,800	77,520
Biodel, Inc.*	2,800	36,400
BioForm Medical, Inc.*	5,400	21,816
BioMimetic Therapeutics, Inc.*	3,200	38,144
Cadence Pharmaceuticals, Inc.*	5,700	34,713
Caraco Pharmaceutical Laboratories Ltd.*	2,200	29,040
Columbia Laboratories, Inc.*	14,700	48,510
Cypress Bioscience, Inc.*	10,600	76,214
Depomed, Inc.*	15,000	48,150
Discovery Laboratories, Inc.*	27,100	44,715
Durect Corp.*	20,900	76,703
Inspire Pharmaceuticals, Inc.*	13,100	56,068
Javelin Pharmaceuticals, Inc.*	11,000	25,520
Jazz Pharmaceuticals, Inc.*	1,900	14,079
KV Pharmaceutical Co., Class A*	9,500	183,635
MAP Pharmaceuticals, Inc.*	1,300	13,429
Medicines Co. (The)*	15,000	297,300
Medicis Pharmaceutical Corp., Class A	16,200	336,636
MiddleBrook Pharmaceuticals, Inc.*	11,600	39,208
Noven Pharmaceuticals, Inc.*	7,000	74,830
Obagi Medical Products, Inc.*	5,500	47,025
Optimer Pharmaceuticals, Inc.*	7,500	60,825
Pain Therapeutics, Inc.*	10,000	79,000
Par Pharmaceutical Cos., Inc.*	9,800	159,054
Pozen, Inc.*	7,000	76,160
Questcor Pharmaceuticals, Inc.*	14,500	67,280
Salix Pharmaceuticals Ltd.*	13,500	94,905
Sciele Pharma, Inc.	9,900	191,565
Sucampo Pharmaceuticals, Inc., Class A*	3,100	33,263
Valeant Pharmaceuticals International*	20,000	342,200
Viropharma, Inc.*	19,800	218,988
Vivus, Inc.*	16,100	107,548
XenoPort, Inc.*	7,000	273,210

		4,199,489

Real Estate Investment Trusts (REITs) (5.5%)
Acadia Realty Trust	9,500	219,925
Agree Realty Corp.	2,200	48,510
Alexander’s, Inc.*	500	155,300

22 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Real Estate Investment Trusts (continued)

American Campus Communities, Inc.	11,580	$322,387
American Capital Agency Corp.	3,100	51,584
Anthracite Capital, Inc.	16,000	112,640
Anworth Mortgage Asset Corp.	23,300	151,683
Arbor Realty Trust, Inc.	3,300	29,601
Ashford Hospitality Trust, Inc.	35,050	161,931
Associated Estates Realty Corp.	4,100	43,911
BioMed Realty Trust, Inc.	20,300	497,959
Capital Trust, Inc., Class A	4,700	90,287
CapLease, Inc.	10,900	81,641
Capstead Mortgage Corp.	15,600	169,260
Care Investment Trust, Inc.	4,500	42,435
Cedar Shopping Centers, Inc.	12,200	142,984
Chimera Investment Corp.	9,400	84,694
Cogdell Spencer, Inc.	3,500	56,875
Colonial Properties Trust	13,800	276,276
Corporate Office Properties Trust	10,900	374,197
Cousins Properties, Inc.	13,000	300,300
DCT Industrial Trust, Inc.	48,200	399,096
DiamondRock Hospitality Co.	27,500	299,475
DuPont Fabros Technology, Inc.	3,500	65,240
EastGroup Properties, Inc.	7,000	300,300
Education Realty Trust, Inc.	8,000	93,200
Entertainment Properties Trust	8,600	425,184
Equity Lifestyle Properties, Inc.	5,800	255,200
Equity One, Inc.	9,100	187,005
Extra Space Storage, Inc.	21,700	333,312
FelCor Lodging Trust, Inc.	18,500	194,250
First Industrial Realty Trust, Inc.	12,500	343,375
First Potomac Realty Trust	6,900	105,156
Franklin Street Properties Corp.	15,400	194,656
Friedman Billings Ramsey Group, Inc., Class A	36,400	54,600
Getty Realty Corp.	4,800	69,168
Glimcher Realty Trust	10,700	119,626
Gramercy Capital Corp.	11,770	136,414
Hatteras Financial Corp.	3,500	80,465
Healthcare Realty Trust, Inc.	14,200	337,534
Hersha Hospitality Trust	9,500	71,725
Highwoods Properties, Inc.	16,100	505,862
Home Properties, Inc.	9,000	432,540
Inland Real Estate Corp.	15,300	220,626
Investors Real Estate Trust	16,200	154,548
JER Investors Trust, Inc.	6,400	40,320
Kite Realty Group Trust	5,600	70,000
LaSalle Hotel Properties	11,300	283,969
Lexington Realty Trust	14,000	190,820
LTC Properties, Inc.	6,500	166,140
Maguire Properties, Inc.	10,800	131,436
Medical Properties Trust, Inc.	19,500	197,340
MFA Mortgage Investments, Inc.	43,900	286,228
Mid-America Apartment Communities, Inc.	7,400	377,696
Mission West Properties, Inc.	4,200	46,032
Monmouth Real Estate Investment Corp., Class A	6,900	44,160
National Health Investors, Inc.	5,700	162,507
National Retail Properties, Inc.	21,100	440,990
Newcastle Investment Corp.	15,700	110,057
NorthStar Realty Finance Corp.	16,800	139,776
Omega Healthcare Investors, Inc.	19,600	326,340
One Liberty Properties, Inc.	2,800	45,668
Parkway Properties, Inc.	4,400	148,412
Pennsylvania Real Estate Investment Trust	10,300	238,342
Post Properties, Inc.	12,400	368,900
Potlatch Corp.	11,100	500,832
PS Business Parks, Inc.	4,000	206,400
RAIT Financial Trust	17,500	129,850
Ramco-Gershenson Properties Trust	5,200	106,808
Realty Income Corp.	28,700	653,212
Redwood Trust, Inc.	9,200	209,668
Resource Capital Corp.	6,000	43,260
Saul Centers, Inc.	2,900	136,271
Senior Housing Properties Trust	27,300	533,169
Sovran Self Storage, Inc.	6,100	253,516
Strategic Hotels & Resorts, Inc.	19,500	182,715
Sun Communities, Inc.	4,600	83,858
Sunstone Hotel Investors, Inc.	17,100	283,860
Tanger Factory Outlet Centers	9,200	330,556
U-Store-It Trust	14,700	175,665
Universal Health Realty Income Trust	3,300	99,000
Urstadt Biddle Properties, Inc., Class A	4,700	68,902
Washington Real Estate Investment Trust	13,900	417,695
Winthrop Realty Trust	11,300	40,680

		17,063,987

Real Estate Management & Development (0.2%)
Consolidated-Tomoka Land Co.	1,500	63,090

2008 Semiannual Report 23

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Real Estate Management & Development (continued)

Forestar Real Estate Group, Inc.*	9,900	$188,595
FX Real Estate and Entertainment, Inc.*	1,760	3,344
Grubb & Ellis Co.	9,100	35,035
Meruelo Maddux Properties, Inc.*	11,700	25,506
Stratus Properties, Inc.*	1,200	20,868
Tejon Ranch Co.*	3,000	108,180
Thomas Properties Group, Inc.	6,700	65,928

		510,546

Road & Rail (0.7%)
AMERCO*	2,500	119,200
Arkansas Best Corp.	6,600	241,824
Celadon Group, Inc.*	6,700	66,933
Dollar Thrifty Automotive Group*	6,100	57,645
Genesee & Wyoming, Inc., Class A*	8,200	278,964
Heartland Express, Inc.	15,800	235,578
Knight Transportation, Inc.	16,000	292,800
Marten Transport Ltd.*	4,241	67,729
Old Dominion Freight Line, Inc.*	7,800	234,156
Patriot Transportation Holding, Inc.*	300	24,000
Saia, Inc.*	3,800	41,496
Universal Truckload Services, Inc.*	1,100	24,222
Werner Enterprises, Inc.	12,700	235,966
YRC Worldwide, Inc.*	16,500	245,355

		2,165,868

Semiconductors & Semiconductor Equipment (3.4%)
Actel Corp.*	7,200	121,320
Advanced Analogic Technologies, Inc.*	13,900	57,407
Advanced Energy Industries, Inc.*	9,700	132,890
Amkor Technology, Inc.*	30,500	317,505
Anadigics, Inc.*	17,700	174,345
Applied Micro Circuits Corp.*	18,500	158,360
Asyst Technologies, Inc.*	14,100	50,337
Atheros Communications, Inc.*	16,800	504,000
ATMI, Inc.*	9,400	262,448
AuthenTec, Inc.*	7,600	79,192
Axcelis Technologies, Inc.*	26,700	130,296
Brooks Automation, Inc.*	18,000	148,860
Cabot Microelectronics Corp.*	6,500	215,475
Cavium Networks, Inc.*	8,400	176,400
Ceva, Inc.*	6,300	50,211
Cirrus Logic, Inc.*	19,000	105,640
Cohu, Inc.	6,500	95,420
Cymer, Inc.*	8,800	236,544
Diodes, Inc.*	8,150	225,266
DSP Group, Inc.*	7,600	53,200
Eagle Test Systems, Inc.*	3,600	40,320
EMCORE Corp.*	21,400	133,964
Entegris, Inc.*	30,500	199,775
Entropic Communications, Inc.*	500	2,375
Exar Corp.*	11,700	88,218
FEI Co.*	10,600	241,468
FormFactor, Inc.*	14,100	259,863
Hittite Microwave Corp.*	5,400	192,348
IXYS Corp.*	6,300	75,222
Kopin Corp.*	18,800	53,956
Kulicke & Soffa Industries, Inc.*	15,100	110,079
Lattice Semiconductor Corp.*	31,900	99,847
LTX Corp.*	17,700	38,940
Mattson Technology, Inc.*	14,000	66,640
Micrel, Inc.	14,700	134,505
Microsemi Corp.*	22,100	556,478
Microtune, Inc.*	15,100	52,246
MIPS Technologies, Inc.*	12,200	45,750
MKS Instruments, Inc.*	14,000	306,600
Monolithic Power Systems, Inc.*	7,600	164,312
Netlogic Microsystems, Inc.*	5,000	166,000
NVE Corp.*	1,500	47,490
OmniVision Technologies, Inc.*	14,400	174,096
Pericom Semiconductor Corp.*	7,100	105,364
Photronics, Inc.*	11,400	80,256
PLX Technology, Inc.*	7,900	60,277
PMC — Sierra, Inc.*	61,500	470,475
Power Integrations, Inc.*	8,500	268,685
RF Micro Devices, Inc.*	74,404	215,772
Rubicon Technology, Inc.*	4,000	81,280
Rudolph Technologies, Inc.*	7,800	60,060
Semitool, Inc.*	5,000	37,550
Semtech Corp.*	16,600	233,562
Sigma Designs, Inc.*	7,600	105,564
Silicon Image, Inc.*	22,300	161,675
Silicon Storage Technology, Inc.*	23,700	65,649
SiRF Technology Holdings, Inc.*	16,700	72,144
Skyworks Solutions, Inc.*	46,700	460,929
Spansion, Inc., Class A*	38,100	85,725
Standard Microsystems Corp.*	6,400	173,760
Supertex, Inc.*	3,100	72,354
Techwell, Inc.*	3,500	43,120
Tessera Technologies, Inc.*	14,000	229,180
Transmeta Corp.*	3,800	52,478
Trident Microsystems, Inc.*	17,300	63,145

24 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)

TriQuint Semiconductor, Inc.*	41,400	$250,884
Ultra Clean Holdings, Inc.*	5,400	42,984
Ultratech, Inc.*	6,600	102,432
Veeco Instruments, Inc.*	9,000	144,720
Volterra Semiconductor Corp.*	7,500	129,450
Zoran Corp.*	15,100	176,670

		10,591,752

Software (4.0%)
ACI Worldwide, Inc.*	9,700	170,623
Actuate Corp.*	16,900	66,079
Advent Software, Inc.*	4,800	173,184
American Software, Inc., Class A	7,300	41,172
Ansoft Corp.*	4,200	152,880
ArcSight, Inc.*	800	7,040
Blackbaud, Inc.	12,500	267,500
Blackboard, Inc.*	8,800	336,424
Bottomline Technologies, Inc.*	6,100	59,353
Callidus Software, Inc.*	9,500	47,500
Commvault Systems, Inc.*	12,400	206,336
Concur Technologies, Inc.*	12,200	405,406
Deltek, Inc.*	2,400	18,192
Demandtec, Inc.*	6,100	45,811
Double-Take Software, Inc.*	5,300	72,822
Ebix, Inc.*	500	38,860
Entrust, Inc.*	18,900	55,566
Epicor Software Corp.*	16,800	116,088
EPIQ Systems, Inc.*	10,500	149,100
Fair Isaac Corp.	13,700	284,549
FalconStor Software, Inc.*	11,400	80,712
Guidance Software, Inc.*	3,100	29,605
i2 Technologies, Inc.*	4,400	54,692
Informatica Corp.*	24,800	372,992
Interactive Intelligence, Inc.*	3,700	43,068
InterVoice, Inc.*	10,800	61,560
Jack Henry & Associates, Inc.	21,200	458,768
JDA Software Group, Inc.*	7,300	132,130
Lawson Software, Inc.*	35,200	255,904
Macrovision Solutions Corp.*	23,640	353,654
Magma Design Automation, Inc.*	11,900	72,233
Manhattan Associates, Inc.*	7,000	166,110
Mentor Graphics Corp.*	25,500	402,900
MICROS Systems, Inc.*	23,000	701,270
MicroStrategy, Inc., Class A*	2,600	168,350
Midway Games, Inc.*	8,300	18,260
Monotype Imaging Holdings, Inc.*	4,700	57,246
MSC.Software Corp.*	12,400	136,152
Net 1 UEPS Technologies, Inc.*	12,600	306,180
Netscout Systems, Inc.*	8,100	86,508
NetSuite, Inc.*	1,500	30,705
OpenTV Corp., Class A*	19,300	25,283
Opnet Technologies, Inc.*	4,400	39,600
Parametric Technology Corp.*	32,400	540,108
Pegasystems, Inc.	3,100	41,726
Phoenix Technologies Ltd.*	8,300	91,300
Progress Software Corp.*	11,700	299,169
PROS Holdings, Inc.*	4,100	46,043
QAD, Inc.	2,100	14,217
Quality Systems, Inc.	5,000	146,400
Quest Software, Inc.*	20,200	299,162
Radiant Systems, Inc.*	7,300	78,329
Renaissance Learning, Inc.	1,500	16,815
Secure Computing Corp.*	15,000	62,100
Smith Micro Software, Inc.*	8,300	47,310
Solera Holdings, Inc.*	14,500	401,070
Sonic Solutions, Inc.*	6,300	37,548
Sourcefire, Inc.*	6,300	48,699
SPSS, Inc.*	5,000	181,850
SuccessFactors, Inc.*	6,900	75,555
Sybase, Inc.*	22,400	659,008
Symyx Technologies*	9,500	66,310
Synchronoss Technologies, Inc.*	6,700	60,501
Take-Two Interactive Software, Inc.*	21,600	552,312
Taleo Corp., Class A*	6,600	129,294
TeleCommunication Systems, Inc., Class A*	10,600	49,078
THQ, Inc.*	19,100	386,966
TIBCO Software, Inc.*	53,700	410,805
Tivo, Inc.*	28,800	177,696
Tyler Technologies, Inc.*	10,800	146,556
Ultimate Software Group, Inc.*	7,000	249,410
Unica Corp.*	2,800	22,512
Vasco Data Security International, Inc.*	7,600	80,028
Wind River Systems, Inc.*	20,800	226,512

		12,412,756

Specialty Retail (2.7%)
Aaron Rents, Inc.	12,300	274,659
Aeropostale, Inc.*	18,950	593,703
America’s Car-Mart, Inc.*	3,200	57,344
Asbury Automotive Group, Inc.	9,500	122,075
Bebe Stores, Inc.	10,500	100,905
Big 5 Sporting Goods Corp.	6,400	48,448
Blockbuster, Inc., Class A*	52,400	131,000
Borders Group, Inc.	17,100	102,600
Brown Shoe Co., Inc.	12,000	162,600
Buckle, Inc. (The)	4,300	196,639
Build-A-Bear Workshop, Inc.*	4,500	32,715
Cabela’s, Inc., Class A*	10,300	113,403

2008 Semiannual Report 25

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Specialty Retail (continued)

Cache, Inc.*	3,300	$35,310
Casual Male Retail Group, Inc.*	9,500	28,975
Cato Corp. (The), Class A	8,000	113,920
Charlotte Russe Holding, Inc.*	6,300	111,888
Charming Shoppes, Inc.*	32,000	146,880
Chico’s FAS, Inc.*	50,700	272,259
Childrens Place Retail Stores, Inc. (The)*	6,700	241,870
Christopher & Banks Corp.	10,000	68,000
Circuit City Stores, Inc.	49,200	142,188
Citi Trends, Inc.*	4,000	90,640
Coldwater Creek, Inc.*	17,000	89,760
Collective Brands, Inc.*	17,200	200,036
Conn’s, Inc.*	2,800	44,996
CSK Auto Corp.*	11,900	124,712
Dress Barn, Inc.*	12,700	169,926
DSW, Inc., Class A*	3,800	44,764
Finish Line, Class A*	13,537	117,772
Genesco, Inc.	6,700	206,829
Group 1 Automotive, Inc.	6,400	127,168
Gymboree Corp.*	8,200	328,574
Haverty Furniture Cos., Inc.	5,500	55,220
hhgregg, Inc.*	2,500	25,000
Hibbett Sports, Inc.*	8,000	168,800
HOT Topic, Inc.*	12,400	67,084
J Crew Group, Inc.*	11,900	392,819
Jo-Ann Stores, Inc.*	7,100	163,513
JOS. A. Bank Clothiers, Inc.*	5,100	136,425
Lumber Liquidators, Inc.*	3,000	39,000
Men’s Wearhouse, Inc.	14,900	242,721
Midas, Inc.*	4,000	54,000
Monro Muffler, Inc.	4,650	72,029
New York & Co., Inc.*	5,600	51,128
Pacific Sunwear of California*	19,200	163,776
Pep Boys — Manny, Moe & Jack	11,900	103,768
Pier 1 Imports, Inc.*	25,200	86,688
Rent-A-Center, Inc.*	19,200	394,944
REX Stores Corp.*	3,000	34,650
Sally Beauty Holdings, Inc.*	24,800	160,208
Shoe Carnival, Inc.*	2,500	29,475
Sonic Automotive, Inc., Class A	7,400	95,386
Stage Stores, Inc.	10,800	126,036
Stein Mart, Inc.	6,900	31,119
Syms Corp.	1,700	23,120
Talbots, Inc.	6,100	70,699
Tractor Supply Co.*	9,700	281,688
Tween Brands, Inc.*	7,000	115,220
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,500	61,820
Wet Seal, Inc. (The), Class A*	27,100	129,267
Zale Corp.*	10,200	192,678
Zumiez, Inc.*	5,800	96,164

		8,307,003

Staffing (0.0%)
Gevity HR, Inc.	6,900	37,122

Technology (0.0%)
Digimarc Corp.*	5,500	77,880
Hackett Group, Inc. (The)*	12,500	71,750

		149,630

Telecommunications (0.0%)
Applied Signal Technology, Inc.	4,000	54,640

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc.*	10,300	68,495
Carter’s, Inc.*	15,200	210,064
Cherokee, Inc.	2,200	44,330
Columbia Sportswear Co.	3,800	139,650
CROCS, Inc.*	24,100	193,041
Deckers Outdoor Corp.*	3,700	515,040
FGX International Holdings Ltd.*	3,400	27,336
Fossil, Inc.*	12,700	369,189
Fuqi International, Inc.*	3,300	28,908
G-III Apparel Group Ltd.*	3,700	45,658
Iconix Brand Group, Inc.*	16,700	201,736
K-Swiss, Inc., Class A	6,500	95,550
Kenneth Cole Productions, Inc., Class A	2,500	31,750
Lululemon Athletica, Inc.*	5,300	154,018
Maidenform Brands, Inc.*	6,300	85,050
Movado Group, Inc.	4,500	89,100
Oxford Industries, Inc.	3,900	74,685
Perry Ellis International, Inc.*	3,200	67,904
Quiksilver, Inc.*	36,200	355,484
Skechers USA, Inc., Class A*	9,600	189,696
Steven Madden Ltd.*	5,400	99,252
Timberland Co., Class A*	13,300	217,455
True Religion Apparel, Inc.*	5,000	133,250
Under Armour, Inc., Class A*	9,200	235,888
Unifi, Inc.*	14,900	37,548
UniFirst Corp.	3,900	174,174
Volcom, Inc.*	5,300	126,829
Warnaco Group, Inc. (The)*	12,800	564,096
Weyco Group, Inc.	1,500	39,795
Wolverine World Wide, Inc.	14,100	376,047

		4,991,018

Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	7,700	70,224
Anchor Bancorp Wisconsin, Inc.	5,400	37,854

26 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Thrifts & Mortgage Finance (continued)

Bank Mutual Corp.	14,200	$142,568
BankFinancial Corp.	6,300	81,963
Beneficial Mutual Bancorp, Inc.*	8,400	92,988
Berkshire Hills Bancorp, Inc.	2,900	68,585
Brookline Bancorp, Inc.	16,500	157,575
Brooklyn Federal Bancorp, Inc.	1,600	19,280
Clayton Holdings, Inc.*	2,800	16,716
Clifton Savings Bancorp, Inc.	1,600	15,584
Corus Bankshares, Inc.	10,700	44,512
Danvers Bancorp, Inc.*	5,600	61,600
Dime Community Bancshares	7,100	117,221
Doral Financial Corp.*	1,300	17,602
Downey Financial Corp.	5,900	16,343
Encore Bancshares, Inc.*	1,600	25,040
ESSA Bancorp, Inc.	5,400	67,608
Federal Agricultural Mortgage Corp., Class C	2,900	71,862
First Busey Corp.	6,900	91,218
First Financial Holdings, Inc.	3,400	58,412
First Financial Northwest, Inc.	7,200	71,496
First Niagara Financial Group, Inc.	31,600	406,376
First Place Financial Corp.	4,800	45,120
FirstFed Financial Corp.*	3,900	31,356
Flagstar Bancorp, Inc.	11,500	34,615
Flushing Financial Corp.	5,900	111,805
Fox Chase Bancorp, Inc.*	2,400	24,624
Guaranty Financial Group, Inc.*	11,500	61,755
Home Federal Bancorp, Inc.	2,600	25,636
IndyMac Bancorp, Inc.	32,700	20,274
Kearny Financial Corp.	4,700	51,700
MASSBANK Corp.	1,300	51,454
Meridian Interstate Bancorp, Inc.*	2,600	25,272
NASB Financial, Inc.	500	8,890
NewAlliance Bancshares, Inc.	30,700	383,136
Northwest Bancorp, Inc.	4,300	93,826
OceanFirst Financial Corp.	2,900	52,345
Ocwen Financial Corp.*	8,000	37,200
Oritani Financial Corp.*	2,900	46,400
PMI Group, Inc. (The)	24,600	47,970
Provident Financial Services, Inc.	16,900	236,769
Provident New York Bancorp	11,300	124,978
Radian Group, Inc.	25,300	36,685
Rockville Financial, Inc.	1,600	20,096
Roma Financial Corp.	2,500	32,750
TrustCo Bank Corp. — NY	20,900	155,078
United Community Financial Corp.	5,400	20,250
United Financial Bancorp, Inc.	5,700	63,669
ViewPoint Financial Group	3,100	45,632
Wauwatosa Holdings, Inc.*	1,600	16,992
Westfield Financial, Inc.	9,900	89,595
WSFS Financial Corp.	1,800	80,280

		3,828,779

Tobacco (0.2%)
Alliance One International, Inc.*	27,400	140,014
Star Scientific, Inc.*	21,700	26,040
Universal Corp.	7,800	352,716
Vector Group Ltd.	8,890	143,396

		662,166

Trading Companies & Distributors (0.5%)
Aceto Corp.	7,700	58,828
Aircastle Ltd.	13,800	116,058
Beacon Roofing Supply, Inc.*	12,500	132,625
Electro Rent Corp.	6,100	76,494
H&E Equipment Services, Inc.*	4,600	55,292
Houston Wire & Cable Co.	5,300	105,470
Interline Brands, Inc.*	9,600	152,928
Kaman Corp.	7,400	168,424
Lawson Products	1,200	29,736
Rush Enterprises, Inc., Class A*	9,550	114,695
TAL International Group, Inc.	3,800	86,412
Textainer Group Holdings Ltd.	2,500	48,825
Watsco, Inc.	6,500	271,700

		1,417,487

Transportation Infrastructure (0.0%)
CAI International, Inc.*	1,900	33,060

Water Utilities (0.2%)
American States Water Co.	4,900	171,206
Cadiz, Inc.*	3,400	54,808
California Water Service Group	5,500	180,235
Connecticut Water Service, Inc.	2,700	60,480
Consolidated Water Co. Ltd.	4,000	79,200
Middlesex Water Co.	4,200	69,678
SJW Corp.	3,900	102,960
Southwest Water Co.	6,900	69,138

		787,705

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	18,600	130,014
FiberTower Corp.*	27,800	38,920
ICO Global Communications Holdings Ltd.*	26,600	86,716
iPCS, Inc.*	4,900	145,187
Rural Cellular Corp., Class A*	3,700	164,687
Syniverse Holdings, Inc.*	14,669	237,638

2008 Semiannual Report 27

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Wireless Telecommunication Services (continued)

TerreStar Corp.*	15,700	$62,486
USA Mobility, Inc.	6,600	49,830
Virgin Mobile USA, Inc., Class A*	8,600	23,650

		939,128

Total Common Stocks		296,384,467

Exchange Traded Fund (0.0%)
Closed-End Fund (0.0%)
Kayne Anderson Energy Development Co.	2,800	64,261

Total Exchange Traded Fund		64,261

Repurchase Agreements (4.2%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $5,492,150, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $5,601,625	$5,491,790	5,491,790
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $7,415,521, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $7,563,336	$7,415,034	$7,415,034

Total Repurchase Agreements		12,906,824

Total Investments (Cost $372,619,203) (b) — 99.2%		309,355,552
Other assets in excess of liabilities — 0.8%		2,574,973

NET ASSETS — 100.0%		$311,930,525

*	Denotes a non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented less than 0.05% of net assets.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

At June 30, 2008, the Fund’s open futures contracts were as follows:

			Notional Value
Number of	Long		Covered by	Unrealized
Contracts	Contracts	Expiration	Contracts	(Depreciation)

225	Russell Mini 2000 Futures	09/19/08	$15,563,250	$(974,471)

See accompanying notes to financial statements.

28 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Small Cap
Index Fund

Assets:
Investments, at value (cost $359,712,379)	$296,448,728
Repurchase agreements, at cost and value	12,906,824

Total Investments	309,355,552

Cash	111,631
Interest and dividends receivable	350,938
Receivable for capital shares issued	3,618
Receivable for investments sold	49,507,680
Prepaid expenses and other assets	14,979

Total Assets	359,344,398

Liabilities:
Payable for variation margin on futures contracts	162,924
Payable for investments purchased	47,066,937
Payable for capital shares redeemed	63,275
Accrued expenses and other payables:
Investment advisory fees	67,945
Fund administration and transfer agent fees	43,992
Custodian fees	1,718
Trustee fees	2,218
Compliance program costs (Note 3)	525
Other	4,339

Total Liabilities	47,413,873

Net Assets	$311,930,525

Represented by:
Capital	$371,213,021
Accumulated net investment income	379,117
Accumulated net realized gains from investment and futures transactions	4,576,509
Net unrealized appreciation/(depreciation) from investments and futures	(64,238,122)

Net Assets	$311,930,525

Net Assets:

Class Y Shares	$311,930,525

Shares outstanding (unlimited number of shares authorized):

Class Y Shares	37,295,573

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$8.36

See accompanying notes to financial statements.

2008 Semiannual Report 29

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Small Cap
Index Fund

INVESTMENT INCOME:
Interest income	$215,332
Dividend income	2,184,783
Foreign tax withholding	(109)

Total Income	2,400,006

Expenses:
Investment advisory fees	319,522
Fund administration and transfer agent fees	131,784
Custodian fees	17,752
Trustee fees	8,304
Compliance program costs (Note 3)	281
Other	31,938

Total expenses before earnings credit and reimbursed expenses	509,581
Earnings credit (Note 6)	(4,974)
Expenses reimbursed	(37,695)

Net Expenses	466,912

Net Investment Income	1,933,094

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,832,451
Net realized losses from futures transactions	(1,486,994)

Net realized gains from investment and futures transactions	4,345,457
Net change in unrealized appreciation/(depreciation) from investments and futures	(39,322,446)

Net realized/unrealized losses from investments and futures	(34,976,989)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,043,895)

See accompanying notes to financial statements.

30 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund

	Six Months Ended	Period Ended
	June 30, 2008	December 31, 2007 (a)
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,933,094	$3,683,122
Net realized gains from investment and futures transactions	4,345,457	419,154
Net change in unrealized appreciation/(depreciation) from investments and futures	(39,322,446)	(24,915,676)

Change in net assets resulting from operations	(33,043,895)	(20,813,400)

Distributions to Shareholders From:
Net investment income:
Class Y (b)	(1,721,813)	(3,703,388)

Change in net assets from shareholder distributions	(1,721,813)	(3,703,388)

Change in net assets from capital transactions	3,426,828	367,786,193

Change in net assets	(31,338,880)	343,269,405

Net Assets:
Beginning of period	343,269,405	–

End of period	$311,930,525	$343,269,405

Accumulated net investment income at end of period	$379,117	$167,836

CAPITAL TRANSACTIONS:
Class Y Shares (b)
Proceeds from shares issued	$24,059,577	$52,716,461
Issued from in-kind transactions	–	320,652,408
Dividends reinvested	1,721,789	3,703,343
Cost of shares redeemed	(22,354,538)	(9,286,019)

Change in net assets from capital transactions	$3,426,828	$367,786,193

SHARE TRANSACTIONS:
Class Y Shares (b)
Issued	2,798,925	5,416,086
Issued from in-kind transactions	–	32,065,241
Reinvested	199,796	376,438
Redeemed	(2,620,338)	(940,575)

Total change in shares	378,383	36,917,190

(a)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.

(b)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

See accompanying notes to financial statements.

2008 Semiannual Report 31

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Small Cap Index Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized	Total					Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class Y Shares (f)
Six Months ended June 30, 2008 (Unaudited)	$9.30	0.06	(0.95)	(0.89)	(0.05)	(0.05)	$8.36	(9.63%)	$311,931	0.29%	1.21%	0.32%	20.98%
Period ended December 31, 2007 (e)	$10.00	0.11	(0.70)	(0.59)	(0.11)	(0.11)	$9.30	(5.97%)	$343,269	0.27%	1.55%	0.28%	21.78%

(a)	Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e) For the period from April 20, 2007 (commencement of operations) through December 31, 2007.
(f) Effective May 1, 2008, Class ID shares were renamed Class Y shares.

See accompanying notes to financial statements.

2008 Semiannual Report 32

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Small Cap Index Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 33

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Tune (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

34 Semiannual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Level 1 — Quoted Price		Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total

Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$296,448,728	$(974,471)	$12,906,824	$–	$–	$–	$309,355,552	$(974,471)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

2008 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange

36 Semiannual Report 2008

gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in- capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e.., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

2008 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Total Fees

$0 up to $1.5 billion	0.20%

$1.5 billion up to $3 billion	0.19%

$3 billion or more	0.18%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $111,834 for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.30% until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the six months ended June 30, 2008, the cumulative potential reimbursements for all classes of the Fund would be:

Period ended	Six months ended
December 31, 2007	June 30, 2008

$–	$37,695

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor

38 Semiannual Report 2008

Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, Class VII and Class VIII shares of the Fund.

For the six months ended June 30, 2008, NFS did not receive Administrative Services Fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $281.

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $86,741,440 and sales of $63,896,048.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2008 Semiannual Report 39

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

8. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$374,085,328	$17,829,141	$(82,558,917)	$(64,729,776)

9. Other

During the year ended December 31, 2007, the NVIT Small Cap Index Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Conservative Fund and NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

40 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 41

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

42 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 43

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

44 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 45

NVIT Enhanced Income Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ENHI (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Enhanced Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Enhanced Income Fund			01/01/08	06/30/08	01/01/08 - 06/30/08[a]	01/01/08 - 6/30/08[a]

Class Y	Actual		1,000.00	1,021.20	2.21	0.44
	Hypothetical	[b]	1,000.00	1,022.68	2.21	0.44

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Enhanced Income Fund
June 30, 2008 (Unaudited)

Asset Allocation

Asset-Backed Securities	41.8%
Corporate Bonds	24.7%
Commercial Mortgage Backed Securities	11.4%
Repurchase Agreements	9.0%
U.S. Government Sponsored & Agency Obligations	8.6%
Collateralized Mortgage Obligations	5.5%
U.S. Government Sponsored Mortgage-Backed Obligations	0.6%
Liabilities in excess of other assets	-1.6%

100.0%

Top Industries

Auto Loans	16.5%
Credit Card Loans	10.0%
Utility Loans	8.5%
Other Financial	7.1%
Equipment Loans	5.5%
Banks	4.4%
Diversified Financial Services	4.2%
Home Equity Loans	1.3%
Machinery	1.2%
Specialty Retail	1.2%
Other	40.1%

100.0%

Top Holdings*

U.S. Treasury Notes, 2.88%, 06/30/10	2.3%
Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A4, 4.86%, 04/20/12	1.6%
American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1.5%
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	1.3%
U.S. Treasury Notes, 4.63%, 09/30/08	1.3%
U.S. Treasury Notes, 4.88%, 08/31/08	1.3%
Commercial Mortgage Asset Trust, Series 1999-1, Class G, 6.64%, 01/17/32	1.3%
Federal National Mortgage Association, 4.63%, 12/15/09	1.3%
Bank One Issuance Trust, Series 2003-A7, Class A7, 3.35%, 03/15/11	1.3%
Series 2004-96, Class EW, 4.50%, 06/25/24	1.3%
Other	85.5%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities (41.8%)
	Principal
	Amount	Value

Auto Loans (16.5%)
Banc of America Securities Auto Trust, Series 2006-G1, Class A3, 5.18%, 06/18/10	$2,358,042	$2,378,723
Capital Auto Receivables Asset Trust Series 2004-2, Class A4, 3.75%, 07/15/09	1,601,792	1,601,951
Series 2006-2, Class A3A, 4.98%, 05/15/11	2,297,416	2,323,156
Chase Manhattan Auto Owner Trust, Series 2005-B, Class A4, 4.88%, 06/15/12	1,500,000	1,511,187
Daimler Chrysler Auto Trust Series 2006-D, Class A3, 4.98%, 02/08/11	2,178,032	2,199,225
Series 2007-A, Class A2A, 5.01%, 03/08/11	940,939	949,404
Ford Credit Auto Owner Trust Series 2005-B, Class A4, 4.38%, 01/15/10	920,912	921,996
Series 2006-A, Class A3, 5.05%, 03/15/10	1,209,453	1,216,637
Series 2007-B, Class A2A, 5.26%, 06/15/10	1,424,386	1,436,298
Honda Auto Receivables Owner Trust Series 2007-2, Class A2, 5.41%, 11/23/09	1,129,610	1,136,339
Series 2005-4, Class A4, 4.60%, 11/22/10	1,632,000	1,641,209
Series 2005-3, Class A4, 4.03%, 12/20/10	2,128,851	2,134,476
Household Automotive Trust Series, Series 2005-3, Class A3, 4.80%, 10/18/10	1,304,374	1,309,088
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 09/15/09	807,930	811,404
USAA Auto Owner Trust Series 2008-1, Class A2, 4.27%, 10/15/10	2,000,000	2,010,746
Series 2008-2, Class A2, 3.91%, 01/18/11	2,000,000	2,007,746
Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A4, 4.86%, 04/20/12	3,335,000	3,365,165
Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,091,279	1,101,196
WFS Financial Owner Trust Series 2004-3, Class A4, 3.86%, 02/17/12	1,529,337	1,529,793
Series 2005-2, Class A4, 4.39%, 11/19/12	2,640,099	2,650,629
World Omni Auto Receivables Trust, Series 2007-B, Class A2A, 5.46%, 02/16/10	1,239,773	1,246,779

		35,483,147

Credit Card Loans (10.0%)
American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	3,120,000	3,145,350
Bank One Issuance Trust Series 2003-A7, Class A7, 3.35%, 03/15/11	2,759,000	2,759,625
Series 2004-A1, Class A1, 3.45%, 10/17/11	2,500,000	2,502,869
Series 2004-A6, Class A6, 3.94%, 04/16/12(a)	1,564,000	1,571,543
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	2,830,001	2,833,985
Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	2,440,000	2,462,927
Citibank Credit Card Master Trust I, Series 1999-2, Class A, 5.88%, 03/10/11	2,500,000	2,543,265
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, 07/15/11	2,500,000	2,525,264
MBNA Master Credit Card Trust II, Series 1999-J, Class A, 7.00%, 02/15/12	1,000,000	1,040,520

		21,385,348

Equipment Loans (5.5%)
Caterpillar Financial Asset Trust Series 2007-A, Class A2A, 5.40%, 04/26/10	1,089,479	1,096,141
Series 2006-A, Class A3, 5.57%, 05/25/10	1,071,006	1,080,468
CIT Equipment Collateral Series 2006-VT1, Class A3, 5.13%, 02/20/09	870,284	874,526
Series 2006-VT1, Class A4, 5.16%, 03/20/09	2,500,000	2,516,317
GE Equipment Midticket LLC, Series 2007-1 , Class A2A, 4.58%, 05/14/10	2,500,000	2,513,351
John Deere Owner Trust, Series 2008-A Class A2, 3.63%, 03/15/11	2,500,000	2,500,646
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A3, 4.34%, 06/15/11 (b)	1,297,188	1,300,881

		11,882,330

Home Equity Loans (1.3%)
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A3, 3.34%, 05/25/26	249,257	248,508
Series 2003-3, Class 1A4, 3.30%, 11/25/29	361,942	360,216

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Asset-Backed Securities (continued)
	Principal
	Amount	Value

Home Equity Loans (continued)

Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A1, 5.96%, 07/25/36	$478,556	$478,078
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35	570,871	569,437
FHLMC Structured Pass Through Securities, Series T-50, Class A7, 5.05%, 10/27/31 (a)	1,103,000	1,063,353

		2,719,592

Utility Loans (8.5%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A1, 4.98%, 01/01/12	2,550,258	2,576,615
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A3, 5.16%, 09/15/11	2,051,731	2,074,252
CPL Transition Funding LLC, Series 2002-1, Class A3, 5.56%, 01/15/12	2,500,000	2,550,995
Energy Transition Trust, Series 1999-A, Class A7, 6.13%, 03/01/09	1,208,328	1,214,421
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	2,329,647	2,359,723
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A2, 4.03%, 02/15/12	1,847,941	1,854,513
PG&E Energy Recovery Funding LLC
Series 2005-1, Class A2, 3.87%, 06/25/11	1,146,931	1,150,402
Series 2005-2, Class A1, 4.85%, 06/25/11	1,352,161	1,362,461
PP&L Transition Bond Co LLC, Series 1999-1, Class A8, 7.15%, 06/25/09	798,779	809,992
Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.73%, 11/01/10	636,124	639,461
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	1,665,385	1,668,133

		18,260,968

Total Asset-Backed Securities		89,731,385

Corporate Bonds (24.7%)
	Principal
	Amount	Value

Aerospace & Defense (0.8%)
United Technologies Corp., 4.38%, 05/01/10	$1,650,000	$1,683,584

Banks (4.4%)
Bank One Corp., 6.00%, 02/17/09	2,500,000	2,514,732
M&I Marshall & Ilsley Bank, 4.50%, 08/25/08	2,000,000	1,996,330
US Bancorp, 5.30%, 04/28/09	2,500,000	2,514,990
Wachovia Corp., 3.50%, 08/15/08	2,500,000	2,496,668

		9,522,720

Beverages (1.2%) (b)
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09	2,500,000	2,526,213

Diversified Financial Services (4.2%)
Bear Stearns Cos, Inc. (The), 2.88%, 07/02/08	2,500,000	2,500,000
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	2,500,000	2,495,792
Morgan Stanley, 3.88%, 01/15/09	2,500,000	2,490,315
Wells Fargo Capital XIII, 2.88%, 09/15/09 (a)	1,470,000	1,465,123

		8,951,230

Health Care Equipment & Supplies (1.2%)
Johnson & Johnson, 6.63%, 09/01/09	2,500,000	2,586,910

Insurance (1.2%)
Genworth Financial, Inc., 5.23%, 05/16/09	2,500,000	2,512,185

Machinery (1.2%)
Caterpillar, Inc., 7.25%, 09/15/09	2,500,000	2,601,692

Manufacturing (1.0%)
IBM Corp., 4.25%, 09/15/09	2,227,000	2,247,279

Other Financial (7.1%)
AIG SunAmerica Global Financing VII, 5.85%, 08/01/08(b)	2,225,000	2,227,278
Associates Corp. of North America, 6.25%, 11/01/08	2,500,000	2,520,427
Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	2,000,000	2,019,744
General Electric Capital Corp., 3.60%, 10/15/08	2,500,000	2,497,955
John Deere Capital Corp., Series D, 4.40%, 07/15/09	2,000,000	2,002,406

6 Semiannual Report 2008

Corporate Bonds (continued)
	Principal
	Amount	Value

Other Financial (continued)

Monumental Global Funding II, 3.90%, 06/15/09 (b)	$2,500,000	$2,468,043
Toyota Motor Credit Corp., 4.25%, 03/15/10	1,500,000	1,524,233

		15,260,086

Specialty Retail (1.2%)
Wal-Mart Stores, Inc., 6.88%, 08/10/09	2,500,000	2,591,902

Telecommunications (1.2%)
BellSouth Corp., 4.20%, 09/15/09	2,540,000	2,545,177

Total Corporate Bonds		53,028,978

Commercial Mortgage Backed Securities (11.4%)

Asset Securitization Corp., Series 1996-D3, Class A1C, 7.40%, 10/13/26	268,154	272,951
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2, Class A1, 6.08%, 02/15/35	247,091	249,890
Series 2004-T14, Class A2, 4.17%, 01/12/41(a)	2,271,627	2,265,723
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1, 3.79%, 10/15/41	831,540	828,976
Commercial Mortgage Asset Trust, Series 1999-1, Class G, 6.64%, 01/17/32	2,734,189	2,763,634
Commercial Mortgage Pass Through Certificates, Series 1999-1, Class A2, 6.46%, 05/15/32	469,371	468,700
CS First Boston Mortgage Securities Corp., Series 2003-C4, Class A2, 3.91%, 08/15/36	1,054,425	1,052,737
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1, 5.67%, 12/12/33	1,129,935	1,138,486
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A2, 4.22%, 04/10/40	2,500,000	2,489,276
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 , Class A3, 4.34%, 06/10/36	1,882,681	1,879,869
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A1, 2.80%, 06/12/41	717,086	713,867
LB-UBS Commercial Mortgage Trust
Series 2001-C7, Class A2, 5.53%, 12/15/25	499,705	500,095
Series 2002-C1, Class A2, 5.97%, 03/15/26	884,542	886,631
Series 2002-C2, Class A2, 4.90%, 06/15/26(a)	262,248	262,813
Series 2003-C5, Class A2, 3.48%, 07/15/27	1,027,162	1,025,079
Morgan Stanley Capital I Series 2004-IQ8, Class A3, 4.50%, 11/15/11	2,500,000	2,485,626
Series 2005-HQ5, Class A2, 4.81%, 01/14/42	2,510,000	2,506,496
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	263,298	264,526
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.38%, 10/15/41	2,529,058	2,512,061

Total Commercial Mortgage Backed Securities		24,567,436

Collateralized Mortgage Obligations (5.5%)

Fannie Mae REMICS Series 2004-34, Class PL, 3.50%, 05/25/14	535,632	534,566
Series 2003-57, Class NB, 3.00%, 06/25/18	460,644	440,804
Series 2003-7, Class NB, 3.25%, 08/25/18	373,400	367,085
Series 2004-96, Class EW, 4.50%, 06/25/24	2,707,558	2,718,380
Series 2003-75, Class AN, 3.50%, 03/25/33	353,385	329,176
Freddie Mac REMICS Series 2611, Class KC, 3.50%, 01/15/17	505,103	500,100
Series 2664, Class GA, 4.50%, 01/15/18	555,447	557,108
Series 2613, Class PA, 3.25%, 05/15/18	608,189	584,724
Series 2630, Class JA, 3.00%, 06/15/18	506,144	498,347
Series 2928, Class NA, 5.00%, 11/15/19	55,389	55,332
Government National Mortgage Association Series 2003-49, Class A, 2.21%, 10/16/17	2,695,589	2,663,300
Series 2004-103, Class A, 3.88%, 12/16/19	2,283,788	2,274,805

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal
	Amount	Value

Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	$450,868	$433,591

Total Collateralized Mortgage Obligations		11,957,318

U.S. Government Sponsored & Agency Obligations (8.6%)

Federal Home Loan Bank System, 5.13%, 07/30/08	2,500,000	2,505,025
Federal Home Loan Mortgage Corp., 4.88%, 02/09/10	2,500,000	2,572,223
Federal National Mortgage Association, 4.63%, 12/15/09	2,700,000	2,763,382
U.S. Treasury Notes
4.88%, 08/31/08	2,759,000	2,772,365
4.63%, 09/30/08	2,759,000	2,778,614
2.88%, 06/30/10	5,000,000	5,024,610

Total U.S. Government Sponsored & Agency Obligations		18,416,219

U.S. Government Sponsored Mortgage-Backed Obligations (0.6%)

Fannie Mae
Pool #190255, 6.50%, 02/01/09	6,921	6,975
Pool #254256, 5.50%, 04/01/09	17,948	18,245
Pool # 253845, 6.00%, 06/01/16	106,087	109,150
Pool #254089, 6.00%, 12/01/16	165,370	170,145
Pool #545415, 6.00%, 01/01/17	143,189	147,323
Pool #254195, 5.50%, 02/01/17	348,976	354,971
Pool #625178, 5.50%, 02/01/17	312,456	317,823
Freddie Mac Gold
Pool #E00678, 6.50%, 06/01/14	63,496	66,498
Pool #E00991, 6.00%, 07/01/16	84,808	87,095

Total U.S. Government Sponsored Mortgage-Backed Obligations		1,278,225

Repurchase Agreements (9.0%)
	Principal
	Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $8,216,386, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $8,380,165	$8,215,848	$8,215,848
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $11,093,796, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $11,314,930	11,093,068	11,093,068

Total Repurchase Agreements		19,308,916

Total Investments (Cost $217,650,350) (c) — 101.6%		218,288,477

Liabilities in excess of other assets — (1.6)%		(3,463,605)

NET ASSETS — 100.0%		$214,824,872

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 4.0% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Enhanced
Income Fund

Assets:
Investments, at value (cost $198,341,434)	$198,979,561
Repurchase agreements, at cost and value	19,308,916

Total Investments	218,288,477

Interest and dividends receivable	1,604,438
Receivable for capital shares issued	29,425
Prepaid expenses and other assets	9,275

Total Assets	219,931,615

Liabilities:
Payable for investments purchased	5,022,266
Accrued expenses and other payables:
Investment advisory fees	59,861
Fund administration and transfer agent fees	9,308
Custodian fees	120
Trustee fees	1,732
Compliance program costs (Note 3)	332
Other	13,124

Total Liabilities	5,106,743

Net Assets	$214,824,872

Represented by:
Capital	$213,569,383
Accumulated net investment income	369,840
Accumulated net realized gains from investments	247,522
Net unrealized appreciation from investments	638,127

Net Assets	$214,824,872

Net Assets:

Class Y Shares	$214,824,872

Shares outstanding (unlimited number of shares authorized):

Class Y Shares	21,348,808

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.06

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

NVIT
Enhanced
Income Fund

INVESTMENT INCOME:
Interest income	$4,644,804

Total Income	4,644,804

Expenses:
Investment advisory fees	348,287
Fund administration and transfer agent fees	53,222
Custodian fees	4,890
Trustee fees	5,564
Compliance program costs (Note 3)	164
Other	31,590

Total expenses before earnings credit and reimbursed expenses	443,717
Earnings credit (Note 6)	(2,445)
Expenses reimbursed	(870)

Net Expenses	440,402

Net Investment Income	4,204,402

REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions	52,898
Net change in unrealized appreciation/(depreciation) from investments	86,641

Net realized/unrealized gains from investments	139,539

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,343,941

See accompanying notes to financial statements.

10 Semiannual Report 2008

Statements of Changes in Net Assets

	NVIT Enhanced Income Fund

	Six Months Ended	Period Ended
	June 30, 2008	December 31, 2007 (a)
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$4,204,402	$6,521,877
Net realized gains from investment transactions	52,898	35,533
Net change in unrealized appreciation/(depreciation) from investments	86,641	551,486

Change in net assets resulting from operations	4,343,941	7,108,896

Distributions to Shareholders From:
Net investment income:
Class Y (b)	(3,834,562)	(6,362,786)

Change in net assets from shareholder distributions	(3,834,562)	(6,362,786)

Change in net assets from capital transactions	15,571,115	197,998,268

Change in net assets	16,080,494	198,744,378

Net Assets:
Beginning of period	198,744,378	–

End of period	$214,824,872	$198,744,378

Accumulated net investment income at end of period	$369,840	$–

CAPITAL TRANSACTIONS:
Class Y Shares (b)
Proceeds from shares issued	$39,599,495	$1,000
Issued from in-kind transactions	–	197,732,681
Dividends reinvested	3,834,550	6,362,758
Cost of shares redeemed	(27,862,930)	(6,098,171)

Change in net assets from capital transactions	$15,571,115	$197,998,268

SHARE TRANSACTIONS:
Class Y Shares (b)
Issued	3,927,190	100
Issued from in-kind transactions	–	19,773,268
Reinvested	381,022	634,643
Redeemed	(2,763,385)	(604,030)

Total change in shares	1,544,827	19,803,981

(a)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

(b)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Enhanced Income Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

Ratio of
			Net Realized								Ratio of Net	Expenses
	Net Asset		and	Total					Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Unrealized	from	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class Y Shares (f)
Six Months ended June 30, 2008 (Unaudited)	$10.04	0.21	–	0.21	(0.19)	(0.19)	$10.06	2.12%	$214,825	0.44%	4.23%	0.44%	32.48%
Period ended December 31, 2007 (e)	$10.00	0.34	0.03	0.37	(0.33)	(0.33)	$10.04	3.69%	$198,744	0.43%	4.79%	0.43%	55.71%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.
(f)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Enhanced Income Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time(i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other Significant	Level 3 — Significant
Level 1 — Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$–	$218,288,477	$–	$218,288,477

14 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange

16 Semiannual Report 2008

gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in- capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e.., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser of the Fund. Morley Capital Management, Inc., (“Morley” or the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the six months ended June 30, 2008:

Fee Schedule	Total Fees

$0 up to $500 million	0.35%

$500 million up to $1 billion	0.34%

$1 billion up to $3 billion	0.325%

$3 billion up to $5 billion	0.30%

$5 billion up to $10 billion	0.285%

$10 billion and more	0.275%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $99,510, for the six months ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.45% until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the six months ended June 30, 2008, the cumulative potential reimbursements for all classes of the Fund would be:

Period ended	Six months ended
December 31, 2007	June 30, 2008

$–	$870

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

18 Semiannual Report 2008

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2008, the Fund’s portion of such costs amounted to $164.

4. Investment Transactions

For the six months ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $78,012,887 and sales of $60,105,406.

For the six months ended June 30, 2008, the Fund had purchases of $13,176,419 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

8. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$217,650,350	$911,446	$(273,319)	$638,127

9. Other

During the year ended December 31, 2007, the NVIT Enhanced Income Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Conservative Fund and NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

20 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 25

NVIT Cardinalsm Aggressive Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-AG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Cardinal Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense
NVIT Cardinal			Account Value ($)	Account Value ($)	During Period ($)	Ratio During Period (%)
Aggressive Fund			03/28/08	06/30/08	03/28/08 - 06/30/08*(a)(b)	03/28/08 - 06/30/08*(a)(b)

Class I	Actual		1,000.00	1,003.30	0.68	0.26
	Hypothetical	(c)	1,000.00	1,023.51	1.31	0.26

Class II	Actual		1,000.00	1,003.30	0.91	0.36
	Hypothetical	(c)	1,000.00	1,023.06	1.76	0.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 95/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus
(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Aggressive Fund
June 30, 2008 (Unaudited)

Asset Allocation

Mutual Funds	99.9%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries

Equity Funds	94.9%
Fixed Income Funds	5.0%
Other	0.1%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	20.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	20.0%
NVIT Multi-Manager International Value Fund, Class Y	15.0%
NVIT Multi-Manager International Growth Fund, Class Y	15.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.5%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	4.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.0%
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	2.5%
NVIT Core Bond Fund, Class Y	2.5%
Other	2.0%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Cardinal Aggressive Fund

Mutual Funds (99.9%) (a)
	Shares	Value

Equity Funds (94.9%)
NVIT Multi-Manager International Growth Fund, Class Y	62,124	$603,848
NVIT Multi-Manager International Value Fund, Class Y	39,409	604,536
NVIT Multi-Manager Large Cap Growth Fund, Class Y	78,393	804,307
NVIT Multi-Manager Large Cap Value Fund, Class Y	83,598	806,724
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	28,870	300,248
NVIT Multi-Manager Mid Cap Value Fund, Class Y	30,287	301,052
NVIT Multi-Manager Small Cap Growth Fund, Class Y	10,989	159,780
NVIT Multi-Manager Small Cap Value Fund, Class Y	17,750	159,039
NVIT Multi-Manager Small Company Fund, Class Y	3,990	79,792

		3,819,326

Fixed Income Funds (5.0%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	10,218	100,542
NVIT Core Bond Fund, Class Y	10,218	100,446

		200,988

Total Investments (Cost $4,183,996) (b) — 99.9%		4,020,314

Other assets in excess of liabilities — 0.1%		5,519

NET ASSETS — 100.0%		$4,025,833

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Cardinal
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $4,183,996)	$4,020,314
Receivable for capital shares issued	225,599
Receivable from adviser	387
Prepaid expenses and other assets	5,797

Total Assets	4,252,097

Liabilities:
Payable for investments purchased	225,273
Payable for capital shares redeemed	326
Accrued expenses and other payables:
Accounting and transfer agent fees	98
Administrative services fees	166
Custodian fees	130
Trustee fees	8
Compliance program costs (Note 3)	5
Other	258

Total Liabilities	226,264

Net Assets	$4,025,833

Represented by:
Capital	$4,186,690
Accumulated net investment loss	(190)
Accumulated net realized gains from investment transactions	3,015
Net unrealized appreciation/(depreciation) from investments	(163,682)

Net Assets	$4,025,833

Net Assets:
Class I Shares	$1,586,401
Class II Shares	2,439,432

Total	$4,025,833

Shares outstanding (unlimited number of shares authorized):
Class I Shares	158,460
Class II Shares	243,734

Total	402,194

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.01
Class II Shares	$10.01

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT Cardinal
Aggressive Fund

INVESTMENT INCOME:
Interest income	$408
Dividend income from affiliates	9,854

Total Income	10,262

Expenses:
Investment advisory fees	1,131
Accounting and transfer agent fees	382
Distribution fees Class II Shares	553
Administrative services fees Class I Shares	118
Administrative services fees Class II Shares	48
Custodian fees	639
Trustee fees	16
Compliance program costs (Note 3)	5
Legal fees	530
Printing fees	429
Other	77

Total expenses before reimbursements and waived expenses	3,928

Distribution fees voluntarily waived-Class II	(354)
Expenses Reimbursed	(1,879)

Net Expenses	1,695

Net Investment Income	8,567

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	3,015
Net change in unrealized appreciation/ (depreciation) from investments	(163,682)

Net realized/unrealized losses from investments	(160,667)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(152,100)

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Changes in Net Assets

NVIT Cardinal
Aggressive Fund

Period Ended
June 30, 2008
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$8,567
Net realized gains from investment transactions	3,015
Net change in unrealized appreciation/(depreciation) from investments	(163,682)

Change in net assets resulting from operations	(152,100)

Distributions to Shareholders From:
Net investment income:
Class I	(3,700)
Class II	(5,057)

Change in net assets from shareholder distributions	(8,757)

Change in net assets from capital transactions	4,186,690

Change in net assets	4,025,833
Net Assets:
Beginning of period	–

End of period	$4,025,833

Accumulated net investment loss at end of period	$(190)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,620,414
Dividends reinvested	3,700
Cost of shares redeemed	(1,344)

1,622,770

Class II Shares
Proceeds from shares issued	2,588,145
Dividends reinvested	5,057
Cost of shares redeemed	(29,282)

2,563,920

Change in net assets from capital transactions	$4,186,690

SHARE TRANSACTIONS:
Class I Shares
Issued	158,228
Reinvested	361
Redeemed	(129)

158,460

See accompanying notes to financial statements.

8 Semiannual Report 2008

NVIT Cardinal
Aggressive Fund

Period Ended
June 30, 2008
(Unaudited) (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	245,978
Reinvested	493
Redeemed	(2,737)

243,734

Total change in shares	402,194

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Cardinal Aggressive Fund

		Investment Activities			Distributions				Ratios / Supplemental Data

Ratio of
			Net Realized								Ratio of Net	Expenses
	Net Asset		and	Total						Ratio of	Investment	(Prior to
	Value,	Net	Unrealized	from	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)	Period (000s)	Net Assets (b)	Net Assets (b)	Assets (b) (c)	Turnover (d)

Class I Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.02	0.01	0.03	(0.02)	(0.02)	10.01	0.33%	1,586	0.26%	1.00%	0.61%	2.82%

Class II Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.02	0.01	0.03	(0.02)	(0.02)	10.01	0.33%	2,439	0.36%	2.30%	0.83%	2.82%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from March 28, 2008 (commencement of operations through June 30, 2008.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008 the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinal Aggressive Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$4,020,314	$—	$—	$4,020,314

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency

12 Semiannual Report 2008

and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal

14 Semiannual Report 2008

income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.20% based on the Fund’s average daily net assets.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all classes until at least May 1, 2009.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the period ended June 30, 2008, the cumulative potential reimbursement for all classes of the Fund would be:

Period ended
June 30, 2008
$1,879

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA, and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $5.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

16 Semiannual Report 2008

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 25% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $4,242,503 and sales of $61,522.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$4,184,076	$—	$(163,762)	$(163,762)

18 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 23

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Cardinal(SM) Aggressive Fund, the NVIT Cardinal(SM) Moderately Aggressive Fund, the NVIT Cardinal(SM) Capital Appreciation Fund, the NVIT Cardinal(SM) Moderate Fund, the NVIT Cardinal(SM) Balanced Fund, the NVIT Cardinal(SM) Moderately Conservative Fund, and the NVIT Cardinal(SM) Conservative Fund (the “Cardinal Funds”), and to consider the proposed adviser, advisory services and advisory fees for such Cardinal Funds. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Cardinal Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Cardinal Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Cardinal Funds:

1. the Cardinal Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Cardinal Funds’ proposed advisory fee in comparison to the advisory fees of the Cardinal Funds’ proposed competitive peer groups;
3. the Cardinal Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Cardinal Funds’ proposed total expenses in comparison to those of the Cardinal Funds’ peer groups.

Because the Cardinal Funds are new, the Board could not consider comparative information regarding fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Cardinal Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Cardinal Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The Board considered NFA’s recommendation to create the Cardinal Funds to provide a combination of capital appreciation and income consistent with its stated level of risk. The Board considered that each of the Cardinal Funds would provide a stand alone, long-term strategic asset allocation program based on consultation with, and review by, Ibbotson Associates. Inc. (“Ibbotson”). Ibbotson is a registered investment adviser and a wholly-owned subsidiary of Morningstar, Inc. that would be engaged by NFA on a consultant basis. The Board also considered that each Cardinal Fund would be invested in a broadly diversified portfolio of underlying investments consisting exclusively of Nationwide-branded funds (the “Underlying Funds”), but that the majority of these Underlying Funds will be managed by two or more unaffiliated subadvisers employing distinct investment strategies that, collectively, are intended to optimize the risk-return characteristics of the Underlying Fund in its given style.

Next, the Board considered the proposed fee arrangement for the Cardinal Funds. NFA stated its belief that the unified fees paid by the Cardinal Funds are for services that are in addition to — not duplicative of — the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by NFA. The Board then reviewed the expense structure of the Cardinal Funds and comparative fund expense data of similarly-managed competitor funds. NFA stated its belief that the Cardinal Funds were generally competitively priced compared to peer fund groups. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Cardinal Funds.

The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Cardinal Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Cardinal Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

24 Semiannual Report 2008

NVIT Cardinalsm Moderately Aggressive Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MAG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Cardinal Moderately Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

NVIT Cardinal			Beginning	Ending	Expenses Paid	Expense Ratio
Moderately Aggressive			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Fund			03/28/08	06/30/08	03/28/08 - 06/30/08*(a)(b)	03/28/08 - 06/30/08*(a)(b)

Class I	Actual		1,000.00	1,002.60	0.60	0.23
	Hypothetical	(c)	1,000.00	1,023.66	1.16	0.23

Class II	Actual		1,000.00	1,003.60	0.86	0.33
	Hypothetical	(c)	1,000.00	1,023.16	1.66	0.33

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 95/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus
(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Moderately Aggressive Fund
June 30, 2008 (Unaudited)

Asset Allocation

Mutual Funds	100.0%

Top Industries

Equity Funds	80.0%
Fixed Income Funds	20.0%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	17.6%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	17.5%
NVIT Multi-Manager International Value Fund, Class Y	12.5%
NVIT Multi-Manager International Growth Fund, Class Y	12.5%
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	7.5%
NVIT Core Bond Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.5%
NVIT Short-Term Bond Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	2.0%
Other	2.9%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund

Mutual Funds (100.0%) (a)
	Shares	Value

Equity Funds (80.0%)
NVIT Multi-Manager International Growth Fund, Class Y	403,619	$3,923,173
NVIT Multi-Manager International Value Fund, Class Y	256,043	3,927,707
NVIT Multi-Manager Large Cap Growth Fund, Class Y	534,770	5,486,736
NVIT Multi-Manager Large Cap Value Fund, Class Y	570,308	5,503,477
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	225,061	2,340,636
NVIT Multi-Manager Mid Cap Value Fund, Class Y	236,117	2,346,999
NVIT Multi-Manager Small Cap Growth Fund, Class Y	42,832	622,776
NVIT Multi-Manager Small Cap Value Fund, Class Y	69,179	619,843
NVIT Multi-Manager Small Company Fund, Class Y	15,550	311,000

		25,082,347

Fixed Income Funds (20.0%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	238,979	2,351,552
NVIT Core Bond Fund, Class Y	238,989	2,349,262
NVIT Short-Term Bond Fund, Class Y	157,246	1,566,174

		6,266,988

Total Investments (Cost $32,647,002) (b) — 100.0%		31,349,335

Liabilities in excess of other assets — 0.0%		(1,250)

NET ASSETS — 100.0%		$31,348,085

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Financial Statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Cardinal Moderately
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $32,647,002)	$31,349,335
Receivable for capital shares issued	1,305,045
Prepaid expenses and other assets	4,028

Total Assets	32,658,408

Liabilities:
Payable for investments purchased	1,304,756
Payable for capital shares redeemed	290
Accrued expenses and other payables:
Investment advisory fees	2,787
Accounting and transfer agent fees	87
Distribution fees	998
Administrative services fees	359
Custodian fees	130
Trustee fees	11
Compliance program costs (Note 3)	5
Other	900

Total Liabilities	1,310,323

Net Assets	$31,348,085

Represented by:
Capital	$32,647,158
Accumulated net investment loss	(1,480)
Accumulated net realized gains from investment transactions	74
Net unrealized appreciation/(depreciation) from investments	(1,297,667)

Net Assets	$31,348,085

Net Assets:
Class I Shares	$1,813,082
Class II Shares	29,535,003

Total	$31,348,085

Shares outstanding (unlimited number of shares authorized):
Class I Shares	181,281
Class II Shares	2,951,902

Total	3,133,183

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.00
Class II Shares	$10.01

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT
Cardinal Moderately
Aggressive Fund

INVESTMENT INCOME:
Interest income	$219
Dividend income from affiliates	76,157

Total Income	76,376

Expenses:
Investment advisory fees	4,677
Accounting and transfer agent fees	382
Distribution fees Class II Shares	5,086
Administrative services fees Class I Shares	103
Administrative services fees Class II Shares	256
Custodian fees	1,290
Trustee fees	19
Compliance program costs (Note 3)	5
Other	1,042

Total expenses before reimbursements and waived expenses	12,860

Distribution fees voluntarily waived — Class II	(3,255)
Expenses reimbursed	(2,243)

Net Expenses	7,362

Net Investment Income	69,014

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	74
Net change in unrealized appreciation/(depreciation) from investments	(1,297,667)

Net realized/unrealized losses from investments	(1,297,593)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,228,579)

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Changes in Net Assets

NVIT
Cardinal Moderately
Aggressive Fund

Period Ended
June 30, 2008
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$69,014
Net realized gains from investment transactions	74
Net change in unrealized appreciation/(depreciation) from investments	(1,297,667)

Change in net assets resulting from operations	(1,228,579)

Distributions to Shareholders From:
Net investment income:
Class I	(4,095)
Class II	(66,399)

Change in net assets from shareholder distributions	(70,494)

Change in net assets from capital transactions	32,647,158

Change in net assets	31,348,085
Net Assets:
Beginning of period	–

End of period	$31,348,085

Accumulated net investment loss at end of period	$(1,480)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,848,054
Dividends reinvested	4,095
Cost of shares redeemed	(12,883)

1,839,266

Class II Shares
Proceeds from shares issued	30,761,337
Dividends reinvested	66,399
Cost of shares redeemed	(19,844)

30,807,892

Change in net assets from capital transactions	$32,647,158

SHARE TRANSACTIONS:
Class I Shares
Issued	182,122
Reinvested	402
Redeemed	(1,243)

181,281

See accompanying notes to financial statements.

8 Semiannual Report 2008

NVIT
Cardinal Moderately
Aggressive Fund

Period Ended
June 30, 2008
(Unaudited) (a)
SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	2,947,317
Reinvested	6,516
Redeemed	(1,931)

2,951,902

Total change in shares	3,133,183

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Cardinal Moderately Aggressive Fund

		Investment Activities			Distributions				Ratios / Supplemental Data

										Ratio of	Ratio of Net
			Net Realized and						Net Assets	Expenses	Investment Income	Ratio of
	Net Asset Value,		Unrealized Gains on	Total			Net Asset Value, End		at End of	to Average	to Average	Expenses
	Beginning of Period	Net Investment Income	Investments	from Investment Activities	Net Investment Income	Total Distributions	of Period	Total Return (a)	Period (000s)	Net Assets (b)	Net Assets (b)	(Prior to Reimbursements) to Average Net Assets (b) (c)	Portfolio Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.03	–	0.03	(0.03)	(0.03)	10.00	0.26%	1,813	0.23%	1.15%	0.53%	0.21%

Class II Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.03	0.01	0.04	(0.03)	(0.03)	10.01	0.36%	29,535	0.33%	3.22%	0.55%	0.21%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 10

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinal Moderately Aggressive Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV”s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$31,349,335	$—	$—	$31,349,335

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

12 Semiannual Report 2008

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008

consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no

14 Semiannual Report 2008

effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.20% based on the Fund’s average daily net assets.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all classes until at least May 1, 2009.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the period ended June 30, 2008, the cumulative potential reimbursement for all classes of the Fund would be:

Period ended
June 30, 2008
$2,243

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. (“NFSDI”). These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFS Distributors, Inc.

The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $5.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

16 Semiannual Report 2008

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 3% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $32,670,896 and sales of $23,968.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$32,647,160	$—	$(1,297,825)	$(1,297,825)

18 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 23

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Cardinal(SM) Aggressive Fund, the NVIT Cardinal(SM) Moderately Aggressive Fund, the NVIT Cardinal(SM) Capital Appreciation Fund, the NVIT Cardinal(SM) Moderate Fund, the NVIT Cardinal(SM) Balanced Fund, the NVIT Cardinal(SM) Moderately Conservative Fund, and the NVIT Cardinal(SM) Conservative Fund (the “Cardinal Funds”), and to consider the proposed adviser, advisory services and advisory fees for such Cardinal Funds. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Cardinal Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Cardinal Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Cardinal Funds:

1. the Cardinal Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Cardinal Funds’ proposed advisory fee in comparison to the advisory fees of the Cardinal Funds’ proposed competitive peer groups;
3. the Cardinal Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Cardinal Funds’ proposed total expenses in comparison to those of the Cardinal Funds’ peer groups.

Because the Cardinal Funds are new, the Board could not consider comparative information regarding fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Cardinal Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Cardinal Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The Board considered NFA’s recommendation to create the Cardinal Funds to provide a combination of capital appreciation and income consistent with its stated level of risk. The Board considered that each of the Cardinal Funds would provide a stand alone, long-term strategic asset allocation program based on consultation with, and review by, Ibbotson Associates. Inc. (“Ibbotson”). Ibbotson is a registered investment adviser and a wholly-owned subsidiary of Morningstar, Inc. that would be engaged by NFA on a consultant basis. The Board also considered that each Cardinal Fund would be invested in a broadly diversified portfolio of underlying investments consisting exclusively of Nationwide-branded funds (the “Underlying Funds”), but that the majority of these Underlying Funds will be managed by two or more unaffiliated subadvisers employing distinct investment strategies that, collectively, are intended to optimize the risk-return characteristics of the Underlying Fund in its given style.

Next, the Board considered the proposed fee arrangement for the Cardinal Funds. NFA stated its belief that the unified fees paid by the Cardinal Funds are for services that are in addition to — not duplicative of — the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by NFA. The Board then reviewed the expense structure of the Cardinal Funds and comparative fund expense data of similarly-managed competitor funds. NFA stated its belief that the Cardinal Funds were generally competitively priced compared to peer fund groups. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Cardinal Funds.

The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Cardinal Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Cardinal Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

24 Semiannual Report 2008

NVIT Cardinalsm Capital Appreciation Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CAP (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Cardinal Capital Appreciation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Cardinal Capital			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Appreciation Fund			03/28/08	06/30/08	03/28/08 - 06/30/08*(a)(b)	03/28/08 - 06/30/08*(a)(b)

Class I	Actual		1,000.00	1,003.60	0.60	0.23
	Hypothetical	(c)	1,000.00	1,023.66	1.16	0.23

Class II	Actual		1,000.00	1,003.60	0.86	0.33
	Hypothetical	(c)	1,000.00	1,023.16	1.66	0.33

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 95/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus
(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Capital Appreciation Fund
June 30, 2008 (Unaudited)

Asset Allocation

Mutual Funds	100.0%

Top Industries

Equity Funds	70.0%
Fixed Income Funds	27.0%
Money Market	3.0%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	16.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.0%
NVIT Multi-Manager International Value Fund, Class Y	10.0%
NVIT Multi-Manager International Growth Fund, Class Y	10.0%
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	10.0%
NVIT Core Bond Fund, Class Y	10.0%
NVIT Short-Term Bond Fund, Class Y	7.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.5%
NVIT Multi-Manager Mid Cap Growth, Class Y	6.5%
NVIT Money Market, Class Y	3.0%
Other	4.9%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

Mutual Funds (100.0%) (a)
	Shares	Value

Equity Funds (70.0%)
NVIT Multi-Manager International Growth Fund, Class Y	375,561	$3,650,449
NVIT Multi-Manager International Value Fund, Class Y	238,244	3,654,662
NVIT Multi-Manager Large Cap Growth Fund, Class Y	568,680	5,834,657
NVIT Multi-Manager Large Cap Value Fund, Class Y	606,470	5,852,437
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	226,869	2,359,433
NVIT Multi-Manager Mid Cap Value Fund, Class Y	238,012	2,365,840
NVIT Multi-Manager Small Cap Growth Fund, Class Y	49,819	724,361
NVIT Multi-Manager Small Cap Value Fund, Class Y	80,464	720,954
NVIT Multi-Manager Small Company Fund, Class Y	18,086	361,730

		25,524,523

Fixed Income Funds (27.0%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	370,610	3,646,806
NVIT Core Bond Fund, Class Y	370,626	3,643,258
NVIT Short-Term Bond Fund, Class Y	256,052	2,550,281

		9,840,345

Money Market Fund (3.0%)
NVIT Money Market Fund, Class Y	1,092,977	1,092,977

Total Investments (Cost $37,792,061) (b) — 100.0%		36,457,845

Liabilities in excess of other assets — 0.0%		(303)

NET ASSETS — 100.0%		$36,457,542

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Cardinal Capital
Appreciation Fund

Assets:
Investments in affiliates, at value (cost $37,792,061)	$36,457,845
Interest and dividends receivable	1,102
Receivable for capital shares issued	1,560,717
Prepaid expenses and other assets	4,033

Total Assets	38,023,697

Liabilities:
Payable for investments purchased	1,560,371
Payable for capital shares redeemed	346
Accrued expenses and other payables:
Investment advisory fees	3,486
Accounting and transfer agent fees	92
Distribution fees	1,057
Administrative services fees	395
Custodian fees	124
Trustee fees	12
Compliance program costs (Note 3)	5
Other	267

Total Liabilities	1,566,155

Net Assets	$36,457,542

Represented by:
Capital	$37,793,039
Accumulated net investment loss	(1,405)
Accumulated net realized gains from investment transactions	124
Net unrealized appreciation/(depreciation) from investments	(1,334,216)

Net Assets	$36,457,542

Net Assets:
Class I Shares	$1,512,333
Class II Shares	34,945,209

Total	$36,457,542

Shares outstanding (unlimited number of shares authorized):
Class I Shares	151,156
Class II Shares	3,491,086

Total	3,642,242

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.01
Class II Shares	$10.01

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT
Cardinal Capital
Appreciation Fund

INVESTMENT INCOME:
Interest income	$221
Dividend income from affiliates	90,393

Total Income	90,614

Expenses:
Investment advisory fees	5,176
Accounting and transfer agent fees	382
Distribution fees Class II Shares	5,726
Administrative services fees Class I Shares	103
Administrative services fees Class II Shares	292
Custodian fees	639
Trustee fees	20
Compliance program costs (Note 3)	6
Other	1,044

Total expenses before reimbursements and waived expenses	13,388

Distribution fees voluntarily waived — Class II	(3,665)
Expenses reimbursed	(1,550)

Net Expenses	8,173

Net Investment Income	82,441

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains on investment transactions with affiliates	124
Net change in unrealized appreciation/(depreciation) from investments	(1,334,216)

Net realized/unrealized losses from investments	(1,334,092)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,251,651)

(a)	For the period ended March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Changes in Net Assets

NVIT
Cardinal Capital
Appreciation Fund

Period Ended
June 30, 2008
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$82,441
Net realized gains from investment transactions	124
Net change in unrealized appreciation/(depreciation) from investments	(1,334,216)

Change in net assets resulting from operations	(1,251,651)

Distributions to Shareholders From:
Net investment income:
Class I	(3,543)
Class II	(80,303)

Change in net assets from shareholder distributions	(83,846)

Change in net assets from capital transactions	37,793,039

Change in net assets	36,457,542
Net Assets:
Beginning of period	–

End of period	$36,457,542

Accumulated net investment loss at end of period	$(1,405)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,555,261
Dividends reinvested	3,543
Cost of shares redeemed	(29,176)

1,529,628

Class II Shares
Proceeds from shares issued	36,184,253
Dividends reinvested	80,300
Cost of shares redeemed	(1,142)

36,263,411

Change in net assets from capital transactions	$37,793,039

SHARE TRANSACTIONS:
Class I Shares
Issued	153,629
Reinvested	348
Redeemed	(2,821)

151,156

See accompanying notes to financial statements.

8 Semiannual Report 2008

NVIT
Cardinal Capital
Appreciation Fund

Period Ended
June 30, 2008
(Unaudited) (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	3,483,301
Reinvested	7,896
Redeemed	(111)

3,491,086

Total change in shares	3,642,242

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Cardinal Capital Appreciation Fund

		Investment Activities			Distributions				Ratios / Supplemental Data

										Ratio of	Ratio of Net
			Net Realized and						Net Assets	Expenses	Investment Income	Ratio of
	Net Asset Value,		Unrealized Gains on	Total			Net Asset Value, End		at End of	to Average	to Average	Expenses
	Beginning of Period	Net Investment Income	Investments	from Investment Activities	Net Investment Income	Total Distributions	of Period	Total Return (a)	Period (000s)	Net Assets (b)	Net Assets (b)	(Prior to Reimbursements) to Average Net Assets (b) (c)	Portfolio Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.03	0.01	0.04	(0.03)	(0.03)	10.01	0.36%	1,512	0.23%	1.14%	0.46%	0.16%

Class II Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.03	0.01	0.04	(0.03)	(0.03)	10.01	0.36%	34,945	0.33%	3.45%	0.52%	0.16%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinal Capital Appreciation Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$36,457,845	$—	$—	$36,457,845

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

12 Semiannual Report 2008

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no

14 Semiannual Report 2008

effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.20% based on the Fund’s average daily net assets.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all classes until at least May 1, 2009.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the period ended June 30, 2008, the cumulative potential reimbursement for all classes of the Fund would be:

Period ended
June 30, 2008
$1,550

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”). These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $6.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

16 Semiannual Report 2008

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 3% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $37,813,027 and sales of $21,090.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$37,792,143	$—	$(1,334,298)	$(1,334,298)

18 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 23

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Cardinal(SM) Aggressive Fund, the NVIT Cardinal(SM) Moderately Aggressive Fund, the NVIT Cardinal(SM) Capital Appreciation Fund, the NVIT Cardinal(SM) Moderate Fund, the NVIT Cardinal(SM) Balanced Fund, the NVIT Cardinal(SM) Moderately Conservative Fund, and the NVIT Cardinal(SM) Conservative Fund (the “Cardinal Funds”), and to consider the proposed adviser, advisory services and advisory fees for such Cardinal Funds. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Cardinal Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Cardinal Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Cardinal Funds:

1. the Cardinal Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Cardinal Funds’ proposed advisory fee in comparison to the advisory fees of the Cardinal Funds’ proposed competitive peer groups;
3. the Cardinal Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Cardinal Funds’ proposed total expenses in comparison to those of the Cardinal Funds’ peer groups.

Because the Cardinal Funds are new, the Board could not consider comparative information regarding fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Cardinal Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Cardinal Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The Board considered NFA’s recommendation to create the Cardinal Funds to provide a combination of capital appreciation and income consistent with its stated level of risk. The Board considered that each of the Cardinal Funds would provide a stand alone, long-term strategic asset allocation program based on consultation with, and review by, Ibbotson Associates. Inc. (“Ibbotson”). Ibbotson is a registered investment adviser and a wholly-owned subsidiary of Morningstar, Inc. that would be engaged by NFA on a consultant basis. The Board also considered that each Cardinal Fund would be invested in a broadly diversified portfolio of underlying investments consisting exclusively of Nationwide-branded funds (the “Underlying Funds”), but that the majority of these Underlying Funds will be managed by two or more unaffiliated subadvisers employing distinct investment strategies that, collectively, are intended to optimize the risk-return characteristics of the Underlying Fund in its given style.

Next, the Board considered the proposed fee arrangement for the Cardinal Funds. NFA stated its belief that the unified fees paid by the Cardinal Funds are for services that are in addition to — not duplicative of — the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by NFA. The Board then reviewed the expense structure of the Cardinal Funds and comparative fund expense data of similarly-managed competitor funds. NFA stated its belief that the Cardinal Funds were generally competitively priced compared to peer fund groups. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Cardinal Funds.

The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Cardinal Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Cardinal Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

24 Semiannual Report 2008

NVIT Cardinalsm Moderate Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MOD (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Cardinal Moderate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Cardinal			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Moderate Fund			03/28/08	06/30/08	03/28/08 - 06/30/08*(a)(b)	03/28/08 - 06/30/08*(a)(b)

Class I	Actual		1,000.00	1,002.60	0.60	0.23
	Hypothetical	(c)	1,000.00	1,023.66	1.16	0.23

Class II	Actual		1,000.00	1,001.60	0.86	0.33
	Hypothetical	(c)	1,000.00	1,023.16	1.66	0.33

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 95/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus

(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Moderate Fund
June 30, 2008 (Unaudited)

Asset Allocation

Mutual Funds	100.0%

Top Industries

Equity Funds	60.0%
Fixed Income Funds	35.0%
Money Market Fund	5.0%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	15.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.0%
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	12.5%
NVIT Core Bond Fund, Class Y	12.5%
NVIT Short-Term Bond Fund, Class Y	10.0%
NVIT Multi-Manager International Value Fund, Class Y	7.5%
NVIT Multi-Manager International Growth Fund, Class Y	7.5%
NVIT Money Market Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%
Other	5.0%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Cardinal Moderate Fund

Mutual Funds (100.0%) (a)
	Shares	Value

Equity Funds (60.0%) (a)
NVIT Multi-Manager International Growth Fund, Class Y	280,230	$2,723,834
NVIT Multi-Manager International Value Fund, Class Y	177,758	2,726,804
NVIT Multi-Manager Large Cap Growth Fund, Class Y	530,441	5,442,325
NVIT Multi-Manager Large Cap Value Fund, Class Y	565,596	5,457,996
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	173,676	1,806,229
NVIT Multi-Manager Mid Cap Value Fund, Class Y	182,179	1,810,862
NVIT Multi-Manager Small Cap Growth Fund, Class Y	49,585	720,970
NVIT Multi-Manager Small Cap Value Fund, Class Y	80,108	717,767
NVIT Multi-Manager Small Company Fund, Class Y	18,003	360,061

		21,766,848

Fixed Income Funds (35.0%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	460,919	4,535,442
NVIT Core Bond Fund, Class Y	460,964	4,531,273
NVIT Short-Term Bond Fund, Class Y	363,958	3,625,019

		12,691,734

Money Market Fund (5.0%)
NVIT Money Market Fund, Class Y	1,812,509	1,812,509

Total Investments (Cost $37,452,406) (b) — 100.0%		36,271,091

Liabilities in excess of other assets — 0.0%		(274)

NET ASSETS — 100.0%		$36,270,817

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Cardinal
Moderate Fund

Assets:
Investments in affiliates, at value (cost $37,452,406)	$36,271,091
Interest and dividends receivable	1,909
Receivable for capital shares issued	3,466,099
Prepaid expenses and other assets	4,032

Total Assets	39,743,131

Liabilities:
Payable for investments purchased	3,465,958
Payable for capital shares redeemed	142
Accrued expenses and other payables:
Investment advisory fees	3,225
Accounting and transfer agent fees	91
Distribution fees	1,038
Administrative services fees	446
Custodian fees	130
Trustee fees	13
Compliance program costs (Note 3)	5
Other	1,266

Total Liabilities	3,472,314

Net Assets	$36,270,817

Represented by:
Capital	$37,453,267
Accumulated net investment loss	(1,122)
Accumulated net realized losses from investment transactions	(13)
Net unrealized appreciation/(depreciation) from investments	(1,181,315)

Net Assets	$36,270,817

Net Assets:
Class I Shares	$1,326,401
Class II Shares	34,944,416

Total	$36,270,817

Shares outstanding (unlimited number of shares authorized):
Class I Shares	132,661
Class II Shares	3,497,026

Total	3,629,687

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.00
Class II Shares	$9.99

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT Cardinal
Moderate Fund

INVESTMENT INCOME:
Interest income	$339
Dividend income from affiliates	89,879

Total Income	90,218

Expenses:
Investment advisory fees	5,461
Accounting and transfer agent fees	382
Distribution fees Class II Shares	6,068
Administrative services fees Class I Shares	107
Administrative services fees Class II Shares	339
Custodian fees	1,655
Trustee fees	21
Compliance program costs (Note 3)	6
Other	1,042

Total expenses before reimbursements and waived expenses	15,081

Distribution fees voluntarily waived — Class II	(3,883)
Expenses reimbursed	(2,543)

Net Expenses	8,655

Net Investment Income	81,563

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized losses from investment transactions with affiliates	(13)
Net change in unrealized appreciation/(depreciation) from investments	(1,181,315)

Net realized/unrealized losses from investments	(1,181,328)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,099,765)

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Changes in Net Assets

NVIT Cardinal
Moderate Fund

Period Ended
June 30, 2008
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$81,563
Net realized losses from investment transactions	(13)
Net change in unrealized appreciation/(depreciation) from investments	(1,181,315)

Change in net assets resulting from operations	(1,099,765)

Distributions to Shareholders From:
Net investment income:
Class I	(3,519)
Class II	(79,166)

Change in net assets from shareholder distributions	(82,685)

Change in net assets from capital transactions	37,453,267

Change in net assets	36,270,817
Net Assets:
Beginning of period	–

End of period	$36,270,817

Accumulated net investment loss at end of period	$(1,122)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,353,668
Dividends reinvested	3,519
Cost of shares redeemed	(16,886)

1,340,301

Class II Shares
Proceeds from shares issued	36,082,406
Dividends reinvested	79,163
Cost of shares redeemed	(48,603)

36,112,966

Change in net assets from capital transactions	$37,453,267

SHARE TRANSACTIONS:
Class I Shares
Issued	133,957
Reinvested	347
Redeemed	(1,643)

132,661

Class II Shares
Issued	3,494,050
Reinvested	7,815
Redeemed	(4,839)

3,497,026

Total change in shares	3,629,687

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Cardinal Moderate Fund

		Investment Activities			Distributions				Ratios / Supplemental Data

Ratio of
Expenses
											Ratio of Net	(Prior to
			Net Realized and Unrealized Gains	Total					Net Assets	Ratio of Expenses	Investment Income	Reimbursements)
	Net Asset Value,		(Losses) on	from Investment	Net Investment		Net Asset Value, End		at End of	to Average	to Average	to Average
	Beginning of Period	Net Investment Income	Investments	Activities	Income	Total Distributions	of Period	Total Return (a)	Period (000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Portfolio Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.03	–	0.03	(0.03)	(0.03)	10.00	0.26%	1,326	0.23%	1.17%	0.52%	0.04%

Class II Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.03	(0.01)	0.02	(0.03)	(0.03)	9.99	0.16%	34,944	0.33%	3.21%	0.56%	0.04%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinal Moderate Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

10 Semiannual Report 2008

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$36,271,091	$—	$—	$36,271,091

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed

12 Semiannual Report 2008

securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.20% based on the Fund’s average daily net assets.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-

14 Semiannual Report 2008

routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the period ended June 30, 2008, the cumulative potential reimbursement for all classes of the Fund would be:

Period ended
June 30, 2008
$2,543

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $6.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 3% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $37,457,821 and sales of $5,402.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into

16 Semiannual Report 2008

contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$37,452,419	$—	$(1,181,328)	$(1,181,328)

2008 Semiannual Report 17

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

18 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Cardinal(SM) Aggressive Fund, the NVIT Cardinal(SM) Moderately Aggressive Fund, the NVIT Cardinal(SM) Capital Appreciation Fund, the NVIT Cardinal(SM) Moderate Fund, the NVIT Cardinal(SM) Balanced Fund, the NVIT Cardinal(SM) Moderately Conservative Fund, and the NVIT Cardinal(SM) Conservative Fund (the “Cardinal Funds”), and to consider the proposed adviser, advisory services and advisory fees for such Cardinal Funds. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Cardinal Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Cardinal Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Cardinal Funds:

1. the Cardinal Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Cardinal Funds’ proposed advisory fee in comparison to the advisory fees of the Cardinal Funds’ proposed competitive peer groups;
3. the Cardinal Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Cardinal Funds’ proposed total expenses in comparison to those of the Cardinal Funds’ peer groups.

Because the Cardinal Funds are new, the Board could not consider comparative information regarding fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Cardinal Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Cardinal Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The Board considered NFA’s recommendation to create the Cardinal Funds to provide a combination of capital appreciation and income consistent with its stated level of risk. The Board considered that each of the Cardinal Funds would provide a stand alone, long-term strategic asset allocation program based on consultation with, and review by, Ibbotson Associates. Inc. (“Ibbotson”). Ibbotson is a registered investment adviser and a wholly-owned subsidiary of Morningstar, Inc. that would be engaged by NFA on a consultant basis. The Board also considered that each Cardinal Fund would be invested in a broadly diversified portfolio of underlying investments consisting exclusively of Nationwide-branded funds (the “Underlying Funds”), but that the majority of these Underlying Funds will be managed by two or more unaffiliated subadvisers employing distinct investment strategies that, collectively, are intended to optimize the risk-return characteristics of the Underlying Fund in its given style.

Next, the Board considered the proposed fee arrangement for the Cardinal Funds. NFA stated its belief that the unified fees paid by the Cardinal Funds are for services that are in addition to — not duplicative of — the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by NFA. The Board then reviewed the expense structure of the Cardinal Funds and comparative fund expense data of similarly-managed competitor funds. NFA stated its belief that the Cardinal Funds were generally competitively priced compared to peer fund groups. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Cardinal Funds.

The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Cardinal Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Cardinal Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 23

NVIT Cardinalsm Balanced Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-BAL (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Cardinal Balanced Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Cardinal			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Balanced Fund			03/28/08	06/30/08	03/28/08 - 06/30/08 *(a)(b)	03/28/08 - 06/30/08 *(a)(b)

Class I	Actual		1,000.00	1,002.70	0.60	0.23
	Hypothetical	(c)	1,000.00	1,023.66	1.16	0.23

Class II	Actual		1,000.00	1,001.70	0.86	0.33
	Hypothetical	(c)	1,000.00	1,023.16	1.66	0.33

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 95/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus
(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Balanced Fund
June 30, 2008 (Unaudited)

Asset Allocation

Mutual Funds	100.0%

Top Industries

Equity Funds	50.0%
Fixed Income Funds	44.0%
Money Market Fund	6.0%

100.0%

Top Holdings

Lehman Brothers NVIT Core Plus Bond Fund, Class Y	15.0%
NVIT Core Bond Fund, Class Y	15.0%
NVIT Short-Term Bond Fund, Class Y	14.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.5%
NVIT Multi-Manager International Value Fund, Class Y	6.0%
NVIT Multi-Manager International Growth Fund, Class Y	6.0%
NVIT Money Market Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%
Other	3.0%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Cardinal Balanced Fund

Mutual Funds (100.0%) (a)
	Shares	Value

Equity Funds (50.0%)
NVIT Multi-Manager International Growth Fund, Class Y	198,780	$1,932,145
NVIT Multi-Manager International Value Fund, Class Y	126,101	1,934,382
NVIT Multi-Manager Large Cap Growth Fund, Class Y	391,921	4,021,112
NVIT Multi-Manager Large Cap Value Fund, Class Y	417,969	4,033,405
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	153,945	1,601,028
NVIT Multi-Manager Mid Cap Value Fund, Class Y	161,508	1,605,389
NVIT Multi-Manager Small Cap Growth Fund, Class Y	21,973	319,490
NVIT Multi-Manager Small Cap Value Fund, Class Y	35,489	317,982
NVIT Multi-Manager Small Company Fund, Class Y	15,955	319,091

		16,084,024

Fixed Income Funds (44.0%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	490,399	4,825,528
NVIT Core Bond Fund, Class Y	490,419	4,820,819
NVIT Short-Term Bond Fund, Class Y	451,750	4,499,431

		14,145,778

Money Market Fund (6.0%)
NVIT Money Market Fund, Class Y	1,928,327	1,928,327

Total Investments (Cost $33,045,137) (b) — 100.0%		32,158,129

Other assets in excess of liabilities — 0.0%		887

NET ASSETS — 100.0%		$32,159,016

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Cardinal
Balanced Fund

Assets:
Investments in affiliates, at value (cost $33,045,137)	$32,158,129
Interest and dividends receivable	1,992
Receivable for capital shares issued	1,357,647
Prepaid expenses and other assets	4,050

Total Assets	33,521,818

Liabilities:
Payable for investments purchased	1,279,003
Payable for capital shares redeemed	78,644
Accrued expenses and other payables:
Investment advisory fees	3,081
Accounting and transfer agent fees	96
Distribution fees	1,019
Administrative services fees	355
Custodian fees	32
Trustee fees	12
Compliance program costs (Note 3)	5
Other	555

Total Liabilities	1,362,802

Net Assets	$32,159,016

Represented by:
Capital	$33,046,832
Accumulated net investment loss	(958)
Accumulated net realized gains from investment transactions	150
Net unrealized appreciation/(depreciation) from investments	(887,008)

Net Assets	$32,159,016

Net Assets:
Class I Shares	$1,017,067
Class II Shares	31,141,949

Total	$32,159,016

Shares outstanding (unlimited number of shares authorized):
Class I Shares	101,746
Class II Shares	3,117,247

Total	3,218,993

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.00
Class II Shares	$9.99

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT Cardinal
Balanced Fund

INVESTMENT INCOME:
Interest income	$9
Dividend income from affiliates	84,497

Total Income	84,506

Expenses:
Investment advisory fees	4,676
Accounting and transfer agent fees	382
Distribution fees Class II Shares	5,177
Administrative services fees Class I Shares	97
Administrative services fees Class II Shares	257
Custodian fees	639
Trustee fees	19
Compliance program costs (Note 3)	5
Other	1,042

Total expenses before reimbursements and waived expenses	12,294

Distribution fees voluntarily waived — Class II	(3,313)
Expenses reimbursed	(1,589)

Net Expenses	7,392

Net Investment Income	77,114

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	150
Net change in unrealized appreciation/ (depreciation) from investments	(887,008)

Net realized/unrealized losses from investments	(886,858)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(809,744)

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Changes in Net Assets

NVIT
Cardinal Balanced Fund

Period Ended
June 30, 2008
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$77,114
Net realized gains from investment transactions	150
Net change in unrealized appreciation/(depreciation) from investments	(887,008)

Change in net assets resulting from operations	(809,744)

Distributions to Shareholders From:
Net investment income:
Class I	(2,949)
Class II	(75,123)

Change in net assets from shareholder distributions	(78,072)

Change in net assets from capital transactions	33,046,832

Change in net assets	32,159,016
Net Assets:
Beginning of period	–

End of period	$32,159,016

Accumulated net investment loss at end of period	$(958)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,096,232
Dividends reinvested	2,949
Cost of shares redeemed	(79,295)

1,019,886

Class II Shares
Proceeds from shares issued	31,954,185
Dividends reinvested	75,123
Cost of shares redeemed	(2,362)

32,026,946

Change in net assets from capital transactions	$33,046,832

SHARE TRANSACTIONS:
Class I Shares
Issued	109,374
Reinvested	292
Redeemed	(7,920)

101,746

Class II Shares
Issued	3,110,044
Reinvested	7,438
Redeemed	(235)

3,117,247

Total change in shares	3,218,993

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Cardinal Balanced Fund

		Investment Activities			Distributions				Ratios / Supplemental Data

			Net Realized and							Ratio of	Ratio of Net
			Unrealized Gains						Net Assets	Expenses	Investment Income	Ratio of
	Net Asset Value,		(Losses) on	Total			Net Asset Value, End		at End of	to Average	to Average	Expenses
	Beginning of Period	Net Investment Income	Investments	from Investment Activities	Net Investment Income	Total Distributions	of Period	Total Return (a)	Period (000s)	Net Assets (b)	Net Assets (b)	(Prior to Reimbursements) to Average Net Assets (b) (c)	Portfolio Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.03	–	0.03	(0.03)	(0.03)	10.00	0.27%	1,017	0.23%	1.15%	0.48%	0.04%

Class II Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.03	(0.01)	0.02	(0.03)	(0.03)	9.99	0.17%	31,142	0.33%	3.57%	0.53%	0.04%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Notes to Financial Statements
June 30, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinal Balanced Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

10 Semiannual Report 2008

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$32,158,129	$—	$—	$32,158,129

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as

12 Semiannual Report 2008

consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008

effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.20% based on the Fund’s average daily net assets.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all classes until at least May 1, 2009.

14 Semiannual Report 2008

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the period ended June 30, 2008, the cumulative potential reimbursement for all classes of the Fund would be:

Period ended
June 30, 2008
$1,589

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $5.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 3% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $33,049,384 and sales of $4,397.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

16 Semiannual Report 2008

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$33,045,137	$—	$(887,008)	$(887,008)

2008 Semiannual Report 17

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

18 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Cardinal(SM) Aggressive Fund, the NVIT Cardinal(SM) Moderately Aggressive Fund, the NVIT Cardinal(SM) Capital Appreciation Fund, the NVIT Cardinal(SM) Moderate Fund, the NVIT Cardinal(SM) Balanced Fund, the NVIT Cardinal(SM) Moderately Conservative Fund, and the NVIT Cardinal(SM) Conservative Fund (the “Cardinal Funds”), and to consider the proposed adviser, advisory services and advisory fees for such Cardinal Funds. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Cardinal Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Cardinal Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Cardinal Funds:

1. the Cardinal Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Cardinal Funds’ proposed advisory fee in comparison to the advisory fees of the Cardinal Funds’ proposed competitive peer groups;
3. the Cardinal Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Cardinal Funds’ proposed total expenses in comparison to those of the Cardinal Funds’ peer groups.

Because the Cardinal Funds are new, the Board could not consider comparative information regarding fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Cardinal Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Cardinal Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The Board considered NFA’s recommendation to create the Cardinal Funds to provide a combination of capital appreciation and income consistent with its stated level of risk. The Board considered that each of the Cardinal Funds would provide a stand alone, long-term strategic asset allocation program based on consultation with, and review by, Ibbotson Associates. Inc. (“Ibbotson”). Ibbotson is a registered investment adviser and a wholly-owned subsidiary of Morningstar, Inc. that would be engaged by NFA on a consultant basis. The Board also considered that each Cardinal Fund would be invested in a broadly diversified portfolio of underlying investments consisting exclusively of Nationwide-branded funds (the “Underlying Funds”), but that the majority of these Underlying Funds will be managed by two or more unaffiliated subadvisers employing distinct investment strategies that, collectively, are intended to optimize the risk-return characteristics of the Underlying Fund in its given style.

Next, the Board considered the proposed fee arrangement for the Cardinal Funds. NFA stated its belief that the unified fees paid by the Cardinal Funds are for services that are in addition to — not duplicative of — the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by NFA. The Board then reviewed the expense structure of the Cardinal Funds and comparative fund expense data of similarly-managed competitor funds. NFA stated its belief that the Cardinal Funds were generally competitively priced compared to peer fund groups. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Cardinal Funds.

The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Cardinal Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Cardinal Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 23

NVIT Cardinalsm Moderately Conservative Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MCON (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Cardinal Moderately Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

NVIT Cardinal			Beginning	Ending	Expenses Paid	Expense Ratio
Moderately			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Conservative Fund			03/28/08	06/30/08	03/28/08 - 06/30/08*(a)(b)	03/28/08 - 06/30/08*(a)(b)

Class I	Actual		1,000.00	1,003.30	0.60	0.23
	Hypothetical	(c)	1,000.00	1,023.66	1.16	0.23

Class II	Actual		1,000.00	1,003.30	0.86	0.33
	Hypothetical	(c)	1,000.00	1,023.16	1.66	0.33

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 95/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus
(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Moderately Conservative Fund
June 30, 2008 (Unaudited)

Asset Allocation

Mutual Funds	100.0%

Top Industries

Fixed Income Funds	52.0%
Equity Funds	40.0%
Money Market Fund	8.0%

100.0%

Top Holdings

Lehman Brothers NVIT Core Plus Bond Fund, Class Y	17.5%
NVIT Core Bond Fund, Class Y	17.5%
NVIT Short-Term Bond Fund, Class Y	17.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	10.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	10.0%
NVIT Money Market Fund, Class Y	8.0%
NVIT Multi-Manager International Value Fund, Class Y	5.0%
NVIT Multi-Manager International Growth Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

Mutual Funds (100.0%) (a)
	Shares	Value

EQUITY FUNDS (40.0%)
NVIT Multi-Manager International Growth Fund, Class Y	57,009	$554,125
NVIT Multi-Manager International Value Fund, Class Y	36,164	554,753
NVIT Multi-Manager Large Cap Growth Fund, Class Y	107,906	1,107,121
NVIT Multi-Manager Large Cap Value Fund, Class Y	115,071	1,110,433
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	52,987	551,062
NVIT Multi-Manager Mid Cap Value Fund, Class Y	55,586	552,531

		4,430,025

FIXED INCOME FUNDS (52.0%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	196,904	1,937,537
NVIT Core Bond Fund, Class Y	196,916	1,935,687
NVIT Short-Term Bond Fund, Class Y	188,794	1,880,381

		5,753,605

MONEY MARKET FUND (8.0%)
NVIT Money Market Fund, Class Y	884,885	884,885

Total Investments (Cost $11,283,773) (b) — 100.0%		11,068,515

Other assets in excess of liabilities — 0.0%		3,743

NET ASSETS — 100.0%		$11,072,258

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Cardinal
Moderately
Conservative
Fund

Assets:
Investments in affiliates, at value (cost $11,283,773)	$11,068,515
Interest and dividends receivable	873
Receivable for capital shares issued	666,478
Prepaid expenses and other assets	4,036

Total Assets	11,739,902

Liabilities:
Payable for investments purchased	666,478
Accrued expenses and other payables:
Investment advisory fees	278
Accounting and transfer agent fees	89
Distribution fees	257
Administrative services fees	186
Custodian fees	130
Trustee fees	9
Compliance program costs (Note 4)	5
Other	212

Total Liabilities	667,644

Net Assets	$11,072,258

Represented by:
Capital	$11,284,962
Accumulated net investment loss	(232)
Accumulated net realized gains from investment transactions	2,786
Net unrealized appreciation/(depreciation) from investments	(215,258)

Net Assets	$11,072,258

Net Assets:
Class I Shares	$1,080,655
Class II Shares	9,991,603

Total	$11,072,258

Shares outstanding (unlimited number of shares authorized):
Class I Shares	107,993
Class II Shares	998,351

Total	1,106,344

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.01
Class II Shares	$10.01

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT Cardinal
Moderately
Conservative
Fund

INVESTMENT INCOME:
Interest income	$250
Dividend income from affiliates	25,457

Total Income	25,707

Expenses:
Investment advisory fees	1,784
Accounting and transfer agent fees	382
Distribution fees Class II Shares	1,564
Administrative services fees Class I Shares	98
Administrative services fees Class II Shares	89
Custodian fees	592
Trustee fees	17
Compliance program costs (Note 3)	5
Legal fees	530
Printing fees	429
Other	76

Total expenses before reimbursements and waived expenses	5,566
Distribution fees voluntarily waived — Class II	(1,001)
Expenses reimbursed	(1,898)

Net Expenses	2,667

Net Investment Income	23,040

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	2,786
Net change in unrealized appreciation/ (depreciation) from investments	(215,258)

Net realized/unrealized losses from investments	(212,472)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(189,432)

(a)	From the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Changes in Net Assets

NVIT Cardinal
Moderately
Conservative
Fund

Period Ended
June 30, 2008
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$23,040
Net realized gains from investment transactions	2,786
Net change in unrealized appreciation/(depreciation) from investments	(215,258)

Change in net assets resulting from operations	(189,432)

Distributions to Shareholders From:
Net investment income:
Class I	(2,497)
Class II	(20,775)

Change in net assets from shareholder distributions	(23,272)

Change in net assets from capital transactions	11,284,962

Change in net assets	11,072,258
Net Assets:
Beginning of period	–

End of period	$11,072,258

Accumulated net investment loss at end of period	$(232)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,079,183
Dividends reinvested	2,497
Cost of shares redeemed	(603)

1,081,077

Class II Shares
Proceeds from shares issued	11,136,294
Dividends reinvested	20,775
Cost of shares redeemed	(953,184)

10,203,885

Change in net assets from capital transactions	$11,284,962

See accompanying notes to financial statements.

8 Semiannual Report 2008

NVIT Cardinal
Moderately
Conservative
Fund

Period Ended
June 30, 2008
(Unaudited) (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	107,804
Reinvested	248
Redeemed	(59)

107,993

Class II Shares
Issued	1,091,070
Reinvested	2,059
Redeemed	(94,778)

998,351

Total change in shares	1,106,344

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Cardinal Moderately Conservative Fund

		Investment Activities			Distributions				Ratios / Supplemental Data

Ratio of
			Net Realized								Ratio of	Expenses
	Net Asset		and				Net Asset			Ratio of	Net Investment	(Prior to
	Value,	Net	Unrealized	Total from			Value,		Net Assets	Expenses	Income to	Reimbursements
	Beginning of	Investment	Gain on	Investment	Net Investment	Total	End of	Total	at End of	to Average	Average	to Average Net
	Period	Income	Investments	Activities	Income	Distributions	Period	Return (a)	Period (000s)	Net Assets (b)	Net Assets (b)	Assets (b) (c)	Portfolio Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.03	–	0.03	(0.02)	(0.02)	10.01	0.33%	1,081	0.23%	1.21%	0.55%	18.40%

Class II Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.02	0.01	0.03	(0.02)	(0.02)	10.01	0.33%	9,992	0.33%	3.16%	0.65%	18.40%

(a)	Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e) For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinal Moderately Conservative Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$11,068,515	$—	$—	$11,068,515

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

12 Semiannual Report 2008

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no

14 Semiannual Report 2008

effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.20% based on the Fund’s average daily net assets.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all classes until at least May 1, 2009.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the period ended June 30, 2008, the cumulative potential reimbursement for all classes of the Fund would be:

Period ended
June 30, 2008
$1,898

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $5.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

16 Semiannual Report 2008

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 9% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $12,107,106 and sales of $826,119.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$11,291,043	$—	$(222,528)	$(222,528)

18 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 23

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Cardinal(SM) Aggressive Fund, the NVIT Cardinal(SM) Moderately Aggressive Fund, the NVIT Cardinal(SM) Capital Appreciation Fund, the NVIT Cardinal(SM) Moderate Fund, the NVIT Cardinal(SM) Balanced Fund, the NVIT Cardinal(SM) Moderately Conservative Fund, and the NVIT Cardinal(SM) Conservative Fund (the “Cardinal Funds”), and to consider the proposed adviser, advisory services and advisory fees for such Cardinal Funds. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Cardinal Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Cardinal Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Cardinal Funds:

1. the Cardinal Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Cardinal Funds’ proposed advisory fee in comparison to the advisory fees of the Cardinal Funds’ proposed competitive peer groups;
3. the Cardinal Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Cardinal Funds’ proposed total expenses in comparison to those of the Cardinal Funds’ peer groups.

Because the Cardinal Funds are new, the Board could not consider comparative information regarding fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Cardinal Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Cardinal Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The Board considered NFA’s recommendation to create the Cardinal Funds to provide a combination of capital appreciation and income consistent with its stated level of risk. The Board considered that each of the Cardinal Funds would provide a stand alone, long-term strategic asset allocation program based on consultation with, and review by, Ibbotson Associates. Inc. (“Ibbotson”). Ibbotson is a registered investment adviser and a wholly-owned subsidiary of Morningstar, Inc. that would be engaged by NFA on a consultant basis. The Board also considered that each Cardinal Fund would be invested in a broadly diversified portfolio of underlying investments consisting exclusively of Nationwide-branded funds (the “Underlying Funds”), but that the majority of these Underlying Funds will be managed by two or more unaffiliated subadvisers employing distinct investment strategies that, collectively, are intended to optimize the risk-return characteristics of the Underlying Fund in its given style.

Next, the Board considered the proposed fee arrangement for the Cardinal Funds. NFA stated its belief that the unified fees paid by the Cardinal Funds are for services that are in addition to — not duplicative of — the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by NFA. The Board then reviewed the expense structure of the Cardinal Funds and comparative fund expense data of similarly-managed competitor funds. NFA stated its belief that the Cardinal Funds were generally competitively priced compared to peer fund groups. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Cardinal Funds.

The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Cardinal Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Cardinal Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

24 Semiannual Report 2008

NVIT Cardinalsm Conservative Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CON (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Cardinal Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Cardinal			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Conservative Fund			03/28/08	06/30/08	03/28/08 - 06/30/08*(a)(b)	03/28/08 - 06/30/08*(a)(b)

Class I	Actual		1,000.00	1,000.10	0.67	0.26
	Hypothetical	(c)	1,000.00	1,023.51	1.31	0.26

Class II	Actual		1,000.00	1,000.10	0.93	0.36
	Hypothetical	(c)	1,000.00	1,023.01	1.81	0.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 95/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
(b)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus
(c)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Conservative Fund
June 30, 2008 (Unaudited)

Asset Allocation

Mutual Funds	100.0%

Top Industries

Fixed Income Funds	70.0%
Equity Funds	20.0%
Money Market Fund	10.0%

100.0%

Top Holdings

NVIT Short-Term Bond Fund, Class Y	30.0%
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	20.0%
NVIT Core Bond Fund, Class Y	20.0%
NVIT Money Market Fund, Class Y	10.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	5.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager International Value Fund, Class Y	2.5%
NVIT Multi-Manager International Growth Fund, Class Y	2.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.5%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.5%

100.0%

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Cardinal Conservative Fund

Mutual Funds (100.0%) (a)
	Shares	Value

Equity Funds (20.0%)
NVIT Multi-Manager International Growth Fund, Class Y	21,291	$206,951
NVIT Multi-Manager International Value Fund, Class Y	13,506	207,182
NVIT Multi-Manager Large Cap Growth Fund, Class Y	40,301	413,487
NVIT Multi-Manager Large Cap Value Fund, Class Y	42,975	414,707
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	19,791	205,824
NVIT Multi-Manager Mid Cap Value Fund, Class Y	20,761	206,365

		1,654,516

Fixed Income Funds (70.0%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	168,091	1,654,013
NVIT Core Bond Fund, Class Y	168,103	1,652,455
NVIT Short-Term Bond Fund, Class Y	248,864	2,478,683

		5,785,151

Money Market Fund (10.0%)
NVIT Money Market Fund, Class Y	826,228	826,228

Total Investments (Cost $8,368,156) (b) — 100.0%		8,265,895

Other assets in excess of liabilities — 0.0%		4,077

NET ASSETS — 100.0%		$8,269,972

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Cardinal
Conservative Fund

Assets:
Investments in affiliates, at value (cost $8,368,156)	$8,265,895
Interest and dividends receivable	874
Receivable for capital shares issued	627,612
Prepaid expenses and other assets	4,047

Total Assets	8,898,428

Liabilities:
Payable for investments purchased	608,908
Payable for capital shares redeemed	18,704
Accrued expenses and other payables:
Investment advisory fees	236
Accounting and transfer agent fees	89
Distribution fees	177
Administrative services fees	176
Custodian fees	129
Trustee fees	9
Compliance program costs (Note 3)	5
Other	23

Total Liabilities	628,456

Net Assets	$8,269,972

Represented by:
Capital	$8,368,587
Accumulated net investment loss	(167)
Accumulated net realized gains from investment transactions	3,813
Net unrealized appreciation/(depreciation) from investments	(102,261)

Net Assets	$8,269,972

Net Assets:
Class I Shares	$1,023,515
Class II Shares	7,246,457

Total	$8,269,972

Shares outstanding (unlimited number of shares authorized):
Class I Shares	102,674
Class II Shares	726,623

Total	829,297

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.97
Class II Shares	$9.97

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT Cardinal
Conservative Fund

INVESTMENT INCOME:
Interest income	$340
Dividend income from affiliates	25,077

Total Income	25,417

Expenses:
Investment advisory fees	1,519
Accounting and transfer agent fees	382
Distribution fees Class II Shares	1,232
Administrative services fees Class I Shares	98
Administrative services fees Class II Shares	79
Custodian fees	400
Trustee fees	16
Compliance program costs (Note 3)	5
Legal fees	529
Printing fees	429
Other	75

Total expenses before reimbursements and waived expenses	4,764

Distribution fees voluntarily waived — Class II	(788)
Expenses reimbursed	(1,512)

Net Expenses	2,464

Net Investment Income	22,953

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions with affiliates	3,813
Net change in unrealized appreciation/ (depreciation) from investments	(102,261)

Net realized/unrealized losses from investments	(98,448)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,495)

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Changes in Net Assets

NVIT Cardinal
Conservative Fund

Period Ended
June 30, 2008
\
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$22,953
Net realized gains from investment transactions	3,813
Net change in unrealized appreciation/(depreciation) from investments	(102,261)

Change in net assets resulting from operations	(75,495)

Distributions to Shareholders From:
Net investment income:
Class I	(3,182)
Class II	(19,938)

Change in net assets from shareholder distributions	(23,120)

Change in net assets from capital transactions	8,368,587

Change in net assets	8,269,972
Net Assets:
Beginning of period	–

End of period	$8,269,972

Accumulated net investment loss at end of period	$(167)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,067,067
Dividends reinvested	3,182
Cost of shares redeemed	(42,550)

1,027,699

Class II Shares
Proceeds from shares issued	7,973,636
Dividends reinvested	19,938
Cost of shares redeemed	(652,686)

7,340,888

Change in net assets from capital transactions	$8,368,587

SHARE TRANSACTIONS:
Class I Shares
Issued	106,589
Reinvested	319
Redeemed	(4,234)

102,674

Class II Shares
Issued	789,467
Reinvested	1,994
Redeemed	(64,838)

726,623

Total change in shares	829,297

(a)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Cardinal Conservative Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized	Total					Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	to Average	to Average	to Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Assets (b) (c)	Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.04	(0.04)	0.00	(0.03)	(0.03)	$9.97	0.01%	$1,024	0.26%	1.39%	0.54%	18.38%

Class II Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.03	(0.03)	0.00	(0.03)	(0.03)	$9.97	0.01%	$7,246	0.36%	3.89%	0.67%	18.38%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from March 28, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinal Conservative Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

10 Semiannual Report 2008

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$8,265,895	$—	$—	$8,265,895

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as

12 Semiannual Report 2008

consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will earmark or maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.20% based on the Fund’s average daily net assets.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all classes until at least May 1, 2009.

14 Semiannual Report 2008

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement in a given quarter is approved by the Board of Trustees on an advance quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the period ended June 30, 2008, the cumulative potential reimbursement for all classes of the Fund would be:

Period ended
June 30, 2008
$1,512

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer Agent and Dividend Disbursing Agent the Fund. The Fund does not pay a fee for these services.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors; LLC (“NFD” or “Distributor”) the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $5.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 12% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $9,032,322 and sales of $667,980.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other Lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings outstanding under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

16 Semiannual Report 2008

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$8,371,801	$—	$(105,906)	$(105,906)

2008 Semiannual Report 17

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

18 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 19

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

20 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Cardinal(SM) Aggressive Fund, the NVIT Cardinal(SM) Moderately Aggressive Fund, the NVIT Cardinal(SM) Capital Appreciation Fund, the NVIT Cardinal(SM) Moderate Fund, the NVIT Cardinal(SM) Balanced Fund, the NVIT Cardinal(SM) Moderately Conservative Fund, and the NVIT Cardinal(SM) Conservative Fund (the “Cardinal Funds”), and to consider the proposed adviser, advisory services and advisory fees for such Cardinal Funds. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Cardinal Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Cardinal Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Cardinal Funds:

1. the Cardinal Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Cardinal Funds’ proposed advisory fee in comparison to the advisory fees of the Cardinal Funds’ proposed competitive peer groups;
3. the Cardinal Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Cardinal Funds’ proposed total expenses in comparison to those of the Cardinal Funds’ peer groups.

Because the Cardinal Funds are new, the Board could not consider comparative information regarding fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Cardinal Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Cardinal Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The Board considered NFA’s recommendation to create the Cardinal Funds to provide a combination of capital appreciation and income consistent with its stated level of risk. The Board considered that each of the Cardinal Funds would provide a stand alone, long-term strategic asset allocation program based on consultation with, and review by, Ibbotson Associates. Inc. (“Ibbotson”). Ibbotson is a registered investment adviser and a wholly-owned subsidiary of Morningstar, Inc. that would be engaged by NFA on a consultant basis. The Board also considered that each Cardinal Fund would be invested in a broadly diversified portfolio of underlying investments consisting exclusively of Nationwide-branded funds (the “Underlying Funds”), but that the majority of these Underlying Funds will be managed by two or more unaffiliated subadvisers employing distinct investment strategies that, collectively, are intended to optimize the risk-return characteristics of the Underlying Fund in its given style.

Next, the Board considered the proposed fee arrangement for the Cardinal Funds. NFA stated its belief that the unified fees paid by the Cardinal Funds are for services that are in addition to — not duplicative of — the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by NFA. The Board then reviewed the expense structure of the Cardinal Funds and comparative fund expense data of similarly-managed competitor funds. NFA stated its belief that the Cardinal Funds were generally competitively priced compared to peer fund groups. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Cardinal Funds.

The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Cardinal Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Cardinal Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 23

NVIT Multi-Manager International Growth Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statement of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Multi-Manager International Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
International Growth Fund			03/25/08	06/30/08	03/25/08 - 06/30/08*[a]	03/25/08 - 06/30/08*[a]

Class I	Actual		1,000.00	972.00	2.88	1.09
	Hypothetical	[b]	1,000.00	1,019.38	5.49	1.09

Class II	Actual		1,000.00	971.00	3.46	1.31
	Hypothetical	[b]	1,000.00	1,018.29	6.59	1.31

Class III	Actual		1,000.00	972.00	2.72	1.03
	Hypothetical	[b]	1,000.00	1,019.68	5.19	1.03

Class VI	Actual		1,000.00	971.00	3.35	1.27
	Hypothetical	[b]	1,000.00	1,018.48	6.39	1.27

Class Y	Actual		1,000.00	972.00	2.53	0.96
	Hypothetical	[b]	1,000.00	1,020.03	4.83	0.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager International Growth Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	81.2%
Mutual Funds	11.5%
Repurchase Agreements	4.2%
Preferred Stocks	2.3%
Exchange Traded Funds	0.5%
Other assets in excess of liabilities	0.3%

100.0%

Top Industries

Pharmaceuticals	8.3%
Oil, Gas & Consumable Fuels	6.3%
Commercial Banks	4.5%
Automobiles	4.2%
Metals & Mining	3.4%
Machinery	3.4%
Wireless Telecommunication Services	3.3%
Industrial Conglomerate	2.8%
Electronic Equipment & Instruments	2.7%
Energy Equipment & Services	2.7%
Other	58.4%

100.0%

Top Holdings*

Fidelity Institutional Prime	11.5%
Roche Holding AG	1.9%
Bayer AG	1.7%
Syngenta AG	1.7%
Imperial Tobacco Group PLC	1.7%
Porsche AG	1.5%
Infosys Technologies Ltd. ADR	1.5%
Teva Pharmaceutical Industries Ltd. ADR	1.4%
Nestle SA	1.4%
Telefonica SA	1.3%
Other	74.4%

100.0%

Top Countries

United Kingdom	12.5%
United States	12.0%
Germany	10.2%
Japan	8.3%
Switzerland	7.4%
Canada	4.9%
Hong Kong	4.2%
France	4.1%
Australia	2.8%
Netherlands	2.6%
Other	31.0%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (81.2%)
	Shares or
	Principal Amount	Value

AUSTRALIA (2.8%) (a)
Biotechnology (0.3%)
CSL Ltd.	1,800	$61,599

Chemicals (0.2%)
Incitec Pivot Ltd.	200	35,405

Construction & Engineering (0.1%)
Boart Longyear Group	13,200	28,217

Health Care Equipment & Supplies (0.5%)
Cochlear Ltd.	2,131	89,479

Health Care Providers & Services (0.1%)
Sonic Healthcare Ltd.	800	11,168

Metals & Mining (1.6%)
BHP Billiton Ltd.	5,920	251,890
OneSteel Ltd.	4,800	34,206
OZ Minerals Ltd.	10,000	25,037

		311,133

		537,001

AUSTRIA (0.1%) (a)
Machinery (0.1%)
Andritz AG	400	25,087

BELGIUM (1.6%) (a)
Beverages (1.0%)
InBev NV	2,771	191,572

Commercial Banks (0.5%)
KBC Groep NV	906	100,142

Electrical Equipment (0.1%)
Bekaert SA	100	15,363

		307,077

BERMUDA (0.7%)
Energy Equipment & Services (0.3%) (a) (b) (c)
Seadrill Ltd.	1,700	51,911

Media (0.1%)
Central European Media Enterprises Ltd.*	200	18,106

Metals & Mining (0.3%) (a)
Aquarius Platinum Ltd.	3,400	54,170

		124,187

BRAZIL (1.1%)
Diversified Telecommunication Services (0.2%)
Global Village Telecom Holding SA*	2,000	48,609

Oil, Gas & Consumable Fuels (0.9%)
OGX Petroleo e Gas Participacoes SA*	9	7,115
Petroleo Brasileiro SA ADR	2,744	159,015

		166,130

		214,739

CANADA (4.9%)
Chemicals (0.3%)
Agrium, Inc.	600	64,524

Diversified Financial Services (0.1%)
TMX Group, Inc.	500	20,650

Energy Equipment & Services (0.3%)
Precision Drilling Trust	2,300	62,046

Insurance (0.4%)
Manulife Financial Co18rp.	2,174	76,050

Internet Software & Services (0.2%)
Open Text Corp.*	1,200	38,520

Metals & Mining (0.6%)
Agnico-Eagle Mines Ltd.	600	45,020
Fording Canadian Coal Trust	700	66,927
Timminco Ltd.*	400	10,740

		122,687

Oil, Gas & Consumable Fuels (2.3%)
Canadian Natural Resources Ltd.	1,700	168,166
Oilexco, Inc.	1,200	22,908
Petrobank Energy & Resources Ltd.*	600	31,312
Suncor Energy, Inc.	3,600	209,064

		431,450

Road & Rail (0.6%)
Canadian National Railway Co.	2,200	105,705

Textiles, Apparel & Luxury Goods (0.1%)
Gildan Activewear, Inc.	700	17,998

		939,630

CHINA (0.1%) (a)
Electric Power (0.1%)
China High Speed Transmission Equipment Group Co. Ltd.	10,000	20,524

DENMARK (1.5%) (a)
Construction & Engineering (0.5%)
FLSmidth & Co. AS	800	87,416

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

DENMARK (continued)

Pharmaceutical (1.0%)
Novo Nordisk AS, Class B	2,850	$187,641

		275,057

FINLAND (0.8%) (a)
Auto Components (0.4%)
Nokian Renkaat OYJ	1,600	75,884

Communications Equipment (0.4%)
Nokia OYJ	3,153	77,062

		152,946

FRANCE (4.1%) (a)
Commercial Banks (1.1%)
BNP Paribas	2,369	213,230

Electrical Equipment (0.3%)
Nexans SA	400	49,018

Information Technology Services (0.7%)
Cap Gemini SA	2,146	125,803

Insurance (0.7%)
AXA SA	4,793	141,217

Oil, Gas & Consumable Fuels (1.3%)
Total SA	2,937	249,970

		779,238

GERMANY (7.9%) (a)
Auto Components (0.6%)
Continental AG	897	91,654
ElringKlinger AG	200	18,924

		110,578

Automobiles (0.8%)
Daimler AG	2,361	146,131

Chemicals (0.3%)
K+S AG	100	57,366

Diversified Financial Services (0.4%)
Deutsche Boerse AG	629	71,106

Electrical Equipment (0.3%)
SGL Carbon AG*	700	48,804
Solarworld AG	300	14,204

		63,008

Industrial Conglomerate (0.9%)
Siemens AG	1,549	170,732

Internet Software & Services (0.3%)
United Internet AG	3,400	66,819

Machinery (0.2%)
Vossloh AG	300	39,049

Pharmaceuticals (3.0%)
Bayer AG	3,861	324,099
Merck KGAA	1,677	237,755

		561,854

Textiles, Apparel & Luxury Goods (0.9%)
Puma AG Rudolf Dassler Sport	512	171,641

Trading Companies & Distributors (0.2%)
Kloeckner & Co. AG	800	45,611

		1,503,895

GREECE (1.0%) (a)
Commercial Banks (0.2%)
Piraeus Bank SA	1,500	40,821

Hotels, Restaurants & Leisure (0.8%)
Intralot SA-Integrated Lottery Systems & Services	2,000	34,356
OPAP SA	3,051	106,741

		141,097

		181,918

HONG KONG (4.2%) (a)
Distributor (0.5%)
Li & Fung Ltd.	30,000	90,527

Electronic Equipment & Instruments (0.2%)
Kingboard Chemical Holdings Ltd.	8,500	39,249

Industrial Conglomerate (0.9%)
Hutchison Whampoa Ltd.	18,000	181,523

Marine (0.1%)
Pacific Basin Shipping Ltd.	20,000	28,619

Real Estate Investment Trust (REIT) (0.2%)
Link REIT (The)	15,000	34,179

Specialty Retail (1.0%)
Esprit Holdings Ltd.	18,000	187,431

Trading Companies & Distributors (0.4%)
Noble Group Ltd.	43,200	75,632

Wireless Telecommunication Services (0.9%)
China Mobile Ltd.	12,517	168,019

		805,179

INDIA (1.5%)
Information Technology Services (1.5%)
Infosys Technologies Ltd. ADR	6,454	280,491

INDONESIA (1.2%) (a)
Automobiles (0.3%)
PT Astra International Tbk	28,000	58,640

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

INDONESIA (continued)

Diversified Telecommunication Services (0.8%)
Telekomunikasi Indonesia Tbk PT	183,500	$146,631

Food Products (0.1%)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT*	11,500	13,160

		218,431

IRELAND (1.0%)
Commercial Banks (0.1%) (a)
Anglo Irish Bank Corp. PLC	680	6,342

Construction Materials (0.5%)
CRH PLC (Euro Comp Exchange) (a)	3,337	96,976
CRH PLC (London Exchange)	63	1,807

		98,783

Life Sciences Tools & Services (0.4%)
ICON PLC ADR*	1,000	75,520

		180,645

ISRAEL (1.4%)
Pharmaceutical (1.4%)
Teva Pharmaceutical Industries Ltd. ADR	5,911	270,724

ITALY (2.4%) (a)
Aerospace & Defense (0.6%)
Finmeccanica SpA	4,800	125,489

Electrical Equipment (0.3%)
Prysmian SpA	2,300	58,059

Machinery (0.1%)
Danieli & Co. SpA	400	14,860

Oil, Gas & Consumable Fuels (1.4%)
ENI SpA	5,922	219,984
ERG SpA	1,900	45,315

		265,299

		463,707

JAPAN (8.3%) (a)
Auto Components (0.7%)
Denso Corp.	4,100	141,230

Automobiles (1.6%)
Suzuki Motor Corp.	5,900	139,759
Toyota Motor Corp.	3,300	155,795

		295,554

Chemicals (0.3%)
Kuraray Co. Ltd.	3,000	35,800
UBE Industries Ltd.	5,000	17,713

		53,513

Construction & Engineering (0.2%)
JGC Corp.	2,000	39,389

Electrical Equipment (0.1%)
Toyo Tanso Co. Ltd.	400	25,708

Electronic Equipment & Instruments (1.4%)
Hosiden Corp.	1,200	25,596
Keyence Corp.	600	143,044
Nidec Corp.	1,600	106,590

		275,230

Leisure Equipment & Products (0.2%)
Shimano, Inc.	900	45,248

Machinery (2.7%)
Fanuc Ltd.	2,100	205,403
Japan Steel Works Ltd. (The)	4,000	77,810
Komatsu Ltd.	7,000	195,511
Kurita Water Industries Ltd.	700	25,976

		504,700

Marine (0.2%)
Kawasaki Kisen Kaisha Ltd.	3,000	28,197

Metals & Mining (0.2%)
Tokyo Steel Manufacturing Co. Ltd.	4,000	46,335

Real Estate Management & Development (0.3%)
Aeon Mall Co. Ltd.	1,100	32,544
Tokyo Tatemono Co. Ltd.	3,000	19,433

		51,977

Software (0.3%)
Capcom Co. Ltd.	1,200	35,081
Konami Corp.	800	27,985

		63,066

Specialty Retail (0.1%)
Nitori Co. Ltd.	300	15,413

		1,585,560

LUXEMBOURG (0.4%)
Wireless Telecommunication Services (0.4%)
Millicom International Cellular SA	700	72,450

MALAYSIA (0.1%) (a)
Energy Equipment & Services (0.1%)
KNM Group Bhd	8,550	16,652

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

MEXICO (2.3%)
Household Durables (0.8%)
Desarrolladora Homex SAB de CV ADR*	1,574	$92,205
Urbi Desarrollos Urbanos SA de CV*	14,500	50,129

		142,334

Media (0.3%)
Grupo Televisa SA ADR	2,697	63,703

Wireless Telecommunication Services (1.2%)
America Movil SAB de CV, Series L ADR	4,351	229,515

		435,552

NETHERLANDS (2.6%)
Air Freight & Logistics (1.1%) (a)
TNT NV	6,132	208,678

Beverages (0.8%) (a)
Heineken Holding NV	3,105	142,104

Energy Equipment & Services (0.6%)
Core Laboratories NV*	200	28,470
Fugro NV CVA (a)	800	68,115
SBM Offshore NV (a)	600	22,075

		118,660

Life Sciences Tools & Services (0.0%) (a)
Qiagen NV*	300	6,026

Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV	400	9,760

		485,228

NORWAY (1.1%) (a)
Energy Equipment & Services (1.0%)
Petroleum Geo-Services ASA*	5,929	145,252
Sevan Marine ASA*	3,000	37,347

		182,599

Pharmaceutical (0.1%)
Pronova BioPharma AS*	5,100	17,397

		199,996

REPUBLIC OF KOREA (1.1%) (a)
Commercial Banks (0.7%)
Hana Financial Group, Inc.	3,130	120,459

Machinery (0.2%)
STX Engine Co. Ltd.	600	23,412
Taewoong Co. Ltd.	200	19,295

		42,707

Metals & Mining (0.2%)
Hyundai Steel Co.	500	37,595

		200,761

SINGAPORE (1.9%) (a)
Commercial Banks (0.9%)
United Overseas Bank Ltd.	13,000	178,514

Industrial Conglomerate (1.0%)
Keppel Corp. Ltd.	23,000	188,705

		367,219

SOUTH AFRICA (0.4%) (a)
Commercial Banks (0.4%)
Standard Bank Group Ltd.	8,040	78,135

SPAIN (2.2%) (a)
Commercial Banks (0.4%)
Banco Santander SA	3,807	69,449

Construction & Engineering (0.3%)
Tecnicas Reunidas SA	800	66,855

Diversified Telecommunication Services (1.3%)
Telefonica SA	9,529	252,150

Gas Distribution (0.2%)
Enagas	1,300	36,693

		425,147

SWEDEN (0.2%) (a)
Metals & Mining (0.2%)
SSAB Svenskt Stal AB, Series A	1,200	38,497

SWITZERLAND (7.4%) (a)
Biotechnology (0.2%)
Basilea Pharmaceutica*	200	32,489

Chemicals (1.7%)
Syngenta AG	984	318,867

Food Products (1.4%)
Nestle SA	5,987	269,868

Health Care Equipment & Supplies (0.7%)
Sonova Holding AG	1,505	124,238

Life Sciences Tools & Services (0.4%)
Lonza Group AG	600	82,939

Machinery (0.1%)
Sulzer AG	200	25,274

Pharmaceutical (2.0%)
Roche Holding AG	2,051	368,804

Software (0.1%)
Temenos Group AG*	700	21,545

8 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

SWITZERLAND (continued)

Textiles, Apparel & Luxury Goods (0.8%)
Compagnie Financiere Richemont SA	2,841	$157,702

		1,401,726

TAIWAN (1.9%) (a)
Computers & Peripherals (0.2%)
Quanta Computer, Inc.	25,000	38,625

Diversified Financial Services (0.2%)
Yuanta Financial Holding Co. Ltd.*	45,000	31,459

Electronic Equipment & Instruments (0.9%)
Hon Hai Precision Industry Co. Ltd.	36,000	177,057

Metals & Mining (0.1%)
Feng Hsin Iron & Steel Co.	8,000	20,743

Semiconductors & Semiconductor Equipment (0.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	99,882

		367,766

THAILAND (0.1%)
Commercial Banks (0.0%) (a)
Bank of Ayudhya PCL NVDR*	4,400	2,902

Oil, Gas & Consumable Fuels (0.1%)
Banpu NVDR PCL	100	1,583
Banpu PCL (a)	1,400	22,689

		24,272

		27,174

TURKEY (0.3%) (a)
Commercial Banks (0.3%)
Akbank TAS	17,065	59,258

UNITED ARAB EMIRATES (0.1%) (a)
Energy Equipment & Services (0.1%)
Lamprell PLC	2,000	22,751

UNITED KINGDOM (12.5%) (a)
Aerospace & Defense (0.2%)
VT Group PLC	2,700	33,919

Chemicals (0.1%)
Johnson Matthey PLC	300	10,976

Commercial Services & Supplies (1.3%)
Aggreko PLC	3,600	52,392
Capita Group PLC (The)	9,170	125,076
Homeserve PLC	500	16,781
Serco Group PLC	6,800	60,335

		254,584

Electronic Equipment & Instruments (0.2%)
Rotork PLC	1,800	39,136

Energy Equipment & Services (0.3%)
Subsea 7, Inc.*	1,000	25,302
Wellstream Holdings PLC*	1,500	38,766

		64,068

Food & Staples Retailing (1.0%)
Tesco PLC	27,168	198,691

Hotels, Restaurants & Leisure (0.7%)
Compass Group PLC	18,674	140,448

Household Products (1.0%)
Reckitt Benckiser Group PLC	3,616	182,615

Independent Power Producers & Energy Traders (0.9%)
International Power PLC	19,443	166,542

Insurance (0.5%)
Aviva PLC	9,101	90,217

Media (2.2%)
Informa PLC	14,537	119,100
Reed Elsevier PLC	9,595	109,327
WPP Group PLC	19,882	189,962

		418,389

Metals & Mining (0.2%)
Ferrexpo PLC	4,800	37,557

Oil, Gas & Consumable Fuels (0.3%)
Dana Petroleum PLC*	600	22,630
Imperial Energy Corp. PLC*	1,600	29,548

		52,178

Pharmaceutical (0.8%)
Shire Ltd.	9,634	157,472

Software (0.3%)
Aveva Group PLC	1,900	58,023

Tobacco (1.7%)
Imperial Tobacco Group PLC	8,583	318,808

Wireless Telecommunication Services (0.8%)
Vodafone Group PLC	49,237	145,050

		2,368,673

Total Common Stocks		15,433,021

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Preferred Stocks (2.3%) (a)
	Shares or
	Principal Amount	Value

GERMANY (2.3%)
Automobiles (1.5%)
Porsche AG	1,878	$288,614

Household Products (0.8%)
Henkel KGaA	3,710	147,531

Total Preferred Stocks		436,145

Mutual Funds (11.5%)

UNITED STATES (11.5%)
Fidelity Institutional Prime	2,190,852	2,190,852

Total Mutual Funds		2,190,852

Exchange Traded Funds (0.5%)

UNITED STATES (0.5%)
India Fund, Inc.	2,196	77,694
iShares MSCI Japan Index Fund	1,200	14,976
iShares MSCI Taiwan Index Fund	700	9,891

Total Exchange Traded Funds		102,561

Repurchase Agreements (4.2%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $337,999, collateralized by U.S. Government Agency Mortgages ranging 5.00% - 6.00%, maturing 9/20/26-03/15/38; total market value of $344,736	$337,977	337,977
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $456,367, collateralized by U.S. Government Agency Mortgages ranging 3.99% - 6.88%, maturing 10/01/26-07/01/38; total market value of $465,464	$456,337	$456,337

Total Repurchase Agreements		794,314

Total Investments (Cost $19,700,368) (e) — 99.7%		18,956,893

Other assets in excess of liabilities — 0.3%		61,199

NET ASSETS — 100.0%		$19,018,092

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 0.7% of net assets.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(e)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

MX	Mexico

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

See accompanying notes to financial statements.

10 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Multi-Manager
International
Growth Fund

Assets:
Investments, at value (cost $18,906,046)	$18,162,579
Repurchase agreements, at cost and value	794,314

Total Investments	18,956,893

Cash	15,905
Foreign currencies, at value (cost $46,513)	46,932
Dividends receivable	16,593
Receivable for capital shares issued	769,871
Receivable for investments sold	69,033
Unrealized appreciation on spot foreign currency contracts	181
Reclaims receivable	4,450
Prepaid expenses and other assets	4,898

Total Assets	19,884,756

Liabilities:
Payable for investments purchased	858,921
Unrealized depreciation on spot foreign currency contracts	89
Payable for capital shares redeemed	9
Accrued expenses and other payables:
Investment advisory fees	6,819
Fund administration and transfer agent fees	226
Distribution fees	26
Administrative services fees	36
Custodian fees	157
Trustee fees	34
Compliance program costs (Note 3)	2
Other	345

Total Liabilities	866,664

Net Assets	$19,018,092

Represented by:
Capital	$19,861,259
Accumulated net investment income	71,343
Accumulated net realized losses from investment and foreign currency transactions	(171,788)
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(742,722)

Net Assets	$19,018,092

Net Assets:
Class I Shares	$9,726
Class II Shares	9,720
Class III Shares	339,290
Class VI Shares	226,312
Class Y Shares	18,433,044

Total	$19,018,092

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statement of Assets and Liabilities (Continued)

	NVIT
	Multi-Manager
	International
	Growth Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,000
Class II Shares	1,000
Class III Shares	34,890
Class VI Shares	23,288
Class Y Shares	1,894,614

Total	1,954,792

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.72	(a)
Class II Shares	$9.71	(a)
Class III Shares	$9.72
Class VI Shares	$9.71	(a)
Class Y Shares	$9.72	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT
Multi-Manager
International
Growth Fund

INVESTMENT INCOME:
Interest income	$6,500
Dividend income	93,518
Foreign tax withholding	(5,096)

Total Income	94,922

Expenses:
Investment advisory fees	20,810
Fund administration and transfer agent fees	6,723
Distribution fees Class II Shares	7
Distribution fees Class VI Shares	34
Administrative services fees Class I Shares	3
Administrative services fees Class II Shares	3
Administrative services fees Class III Shares	22
Administrative services fees Class VI Shares	8
Custodian fees	908
Trustee fees	79
Compliance program costs (Note 3)	15
Printing fees	5,519
Other	1,269

Total expenses before earnings credit and reimbursed expenses	35,400
Earnings credit (Note 6)	(260)
Expenses reimbursed	(11,561)

Net Expenses	23,579

Net Investment Income	71,343

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(27,814)
Net realized losses on foreign currency transactions	(143,974)

Net realized losses from investment and foreign currency transactions	(171,788)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(742,722)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(914,510)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(843,167)

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Statement of Changes in Net Assets

NVIT Multi-Manager
International
Growth Fund

Period Ended
June 30, 2008
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$71,343
Net realized losses from investment and foreign currency transactions	(171,788)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(742,722)

Change in net assets resulting from operations	(843,167)

Change in net assets from capital transactions	19,861,259

Change in net assets	19,018,092

Net Assets:
Beginning of period	–

End of period	$19,018,092

Accumulated net investment income at end of period	$71,343

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,000

10,000

Class II Shares
Proceeds from shares issued	10,000

10,000

Class III Shares
Proceeds from shares issued	358,315
Cost of shares redeemed (b)	(730)

357,585

Class VI Shares
Proceeds from shares issued	233,676
Cost of shares redeemed	(116)

233,560

Class Y Shares
Proceeds from shares issued	19,313,691
Cost of shares redeemed	(63,577)

19,250,114

Change in net assets from capital transactions	$19,861,259

SHARE TRANSACTIONS:
Class I Shares
Issued	1,000

1,000

Class II Shares
Issued	1,000

1,000

See accompanying notes to financial statements.

14 Semiannual Report 2008

NVIT Multi-Manager
International
Growth Fund

Period Ended
June 30, 2008
(Unaudited) (a)

SHARE TRANSACTIONS: (continued)
Class III Shares
Issued	34,961
Redeemed	(71)

34,890

Class VI Shares
Issued	23,299
Redeemed	(11)

23,288

Class Y Shares
Issued	1,900,982
Redeemed	(6,368)

1,894,614

Total change in shares	1,954,792

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

See accompanying notes to financial statements.

2008 Semiannual Report 15

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager International Growth Fund

		Investment Activities			Distributions			Ratios / Supplemental Data

			Net Realized								Ratio of
			and							Ratio of Net	Expenses
	Net Asset		Unrealized					Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total from	Net Asset			at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Value, End	Total		Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	of Period	Return (a)		(000s) (b)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.09	(0.37)	(0.28)	9.72	(2.80%	)	10	1.09%	3.19%	1.66%	13.38%

Class II Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.08	(0.37)	(0.29)	9.71	(2.90%	)	10	1.31%	2.95%	1.88%	13.38%

Class III Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.02	(0.30)	(0.28)	9.72	(2.80%	)	339	1.03%	2.59%	1.40%	13.38%

Class VI Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.01	(0.30)	(0.29)	9.71	(2.90%	)	226	1.27%	2.14%	1.63%	13.38%

Class Y Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.04	(0.32)	(0.28)	9.72	(2.80%	)	18,433	0.96%	2.93%	1.44%	13.38%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

16 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager International Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 —	Level 3 —
Level 1 —	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$2,331,410	$16,625,483	$–	$18,956,893

18 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does

20 Semiannual Report 2008

not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund had no securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers

- Invesco AIM Capital Management, Inc.

- American Century Global Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.85% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $11,017 for the period ended June 30, 2008.

Effective May 1, 2008, NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.96% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

$11,561

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

22 Semiannual Report 2008

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $15.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-

2008 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the period ended June 30, 2008, Class III shares had contributions to capital due to collection of redemption fees in the amount of $7,199.

5. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $17,835,508 and sales of $1,158,912.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum

24 Semiannual Report 2008

liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

10. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$19,716,117	$242,442	$(1,001,666)	$(759,224)

2008 Semiannual Report 25

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

26 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

28 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 29

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on November 9, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Multi-Manager Mid Cap Growth Fund (the “MCG Fund”), the NVIT Multi-Manager Large Cap Growth Fund (the “LCG Fund”), and the NVIT Multi-Manager International Growth Fund (the “International Fund”) (collectively, the “Multi-Manager Funds”), and to consider the proposed adviser, advisory services and advisory fees for the Multi. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Multi-Manager Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Multi-Manager Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Multi-Manager Funds:
1. the Multi-Manager Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Multi-Manager Funds’ proposed advisory fee in comparison to the advisory fees of the Multi-Manager Funds’ proposed competitive peer groups;
3. the Multi-Manager Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Multi-Manager Funds’ proposed total expenses in comparison to those of the Multi-Manager Funds’ peer groups.

Because the Multi-Manager Funds are new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Multi-Manager Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Multi-Manager Funds’ advisory agreements for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The International Fund.  The Board considered NFA’s recommendation to create the International Fund to seek long-term capital growth and that, under normal conditions, and the International Fund would invest at least 80% of the value of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the U.S. The Board noted that the International Fund would consist of two sleeves managed by different subadvisers, and that NFA would select the subadvisers and monitor their performance on an ongoing basis. The Board considered the recommendation of Invesco Aim Capital Management, Inc. (formerly, AIM Capital Management, Inc.) and American Century Global Investment Management, Inc., each a registered investment adviser, as the subadvisers to the International Fund, including their capabilities, personnel, and performance history, and noted that the subadvisers would be paid by NFA out of its fees, and not by the International Fund. The Board considered the fees and expenses, including the proposed expense cap, for the International Fund. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the International Fund.

The Board considered the information and discussion with respect to the services proposed to be provided to the Multi-Manager Funds by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions. The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Multi-Manager Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Multi-Manager Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 31

NVIT Multi-Manager Large Cap Growth Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Multi-Manager Large Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager Large			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Cap Growth Fund			03/25/08	06/30/08	03/25/08 - 06/30/08*[a]	03/25/08 - 06/30/08*[a]

Class I	Actual		1,000.00	1,025.00	2.30	0.85
	Hypothetical	[b]	1,000.00	1,020.57	4.28	0.85

Class II	Actual		1,000.00	1,026.00	2.98	1.10
	Hypothetical	[b]	1,000.00	1,019.33	5.54	1.10

Class Y	Actual		1,000.00	1,026.00	2.09	0.77
	Hypothetical	[b]	1,000.00	1,020.97	3.88	0.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Large Cap Growth Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	91.2%
Repurchase Agreements	7.3%
Other assets in excess of other Liabilities	1.5%

100.0%

Top Industries

Energy Equipment & Services	7.0%
Computers & Peripherals	6.5%
Oil, Gas & Consumable Fuels	6.5%
Software	5.6%
Food & Staples Retailing	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Communications Equipment	4.3%
Aerospace & Defense	3.9%
Biotechnology	3.6%
Pharmaceuticals	3.2%
Other	49.0%

100.0%

Top Holdings*

Apple, Inc.	2.8%
Google, Inc., Class A	2.2%
CVS Caremark Corp.	2.0%
Gilead Sciences, Inc	1.9%
Cisco Systems, Inc.	1.7%
Schlumberger Ltd.	1.7%
Transocean, Inc	1.7%
Wal-Mart Stores, Inc.	1.7%
International Business Machines Corp.	1.7%
American Tower Corp., Class A	1.7%
Other	80.9%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (91.2%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (3.9%)
Boeing Co.	3,100	$203,732
General Dynamics Corp.	5,562	468,320
Honeywell International, Inc.	900	45,252
Lockheed Martin Corp.	3,090	304,859
Northrop Grumman Corp.	700	46,830
Precision Castparts Corp.	1,280	123,354
Raytheon Co.	3,763	211,782
United Technologies Corp.	2,820	173,994

		1,578,123

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	600	36,882

Beverages (1.9%)
Anheuser-Busch Cos., Inc.	449	27,892
Coca-Cola Co. (The)	5,895	306,422
Dr. Pepper Snapple Group, Inc.*	1,510	31,680
Fomento Economico Mexicano SAB de CV ADR — MX	2,140	97,392
PepsiCo, Inc.	4,943	314,325

		777,711

Biotechnology (3.6%)
Amgen, Inc.*	1,573	74,183
Biogen Idec, Inc.*	2,542	142,072
Genentech, Inc.*	3,870	293,733
Genzyme Corp.*	2,565	184,731
Gilead Sciences, Inc.*	14,306	757,503

		1,452,222

Capital Markets (1.9%)
Bank of New York Mellon Corp. (The)	200	7,566
BlackRock, Inc.	168	29,736
Eaton Vance Corp.	1,077	42,822
Federated Investors, Inc., Class B	900	30,978
Invesco Ltd.	1,805	43,284
Northern Trust Corp.	2,035	139,540
SEI Investments Co.	1,002	23,567
State Street Corp.	6,890	440,891

		758,384

Chemicals (1.4%)
Chemtura Corp.	6,900	40,296
FMC Corp.	100	7,744
Minerals Technologies, Inc.	631	40,125
Monsanto Co.	3,025	382,481
Mosaic Co. (The)*	767	110,985

		581,631

Commercial Services & Supplies (0.1%)
Manpower, Inc.	222	12,929
MPS Group, Inc.*	2,827	30,051

		42,980

Communications Equipment (4.3%)
Cisco Systems, Inc.*	30,242	703,429
EchoStar Corp., A Shares*	808	25,226
Harris Corp.	447	22,569
Juniper Networks, Inc.*	4,772	105,843
Nokia OYJ ADR — FI	8,150	199,675
QUALCOMM, Inc.	9,595	425,730
Research In Motion Ltd.*	2,210	258,349

		1,740,821

Computers & Peripherals (6.5%)
Apple, Inc.*	6,668	1,116,490
Dell, Inc.*	4,963	108,591
EMC Corp.*	11,840	173,930
Hewlett-Packard Co.	8,459	373,972
International Business Machines Corp.	5,640	668,509
NetApp, Inc.*	1,380	29,891
Seagate Technology	4,732	90,523
Sun Microsystems, Inc.*	1,649	17,941
Teradata Corp.*	900	20,826
Western Digital Corp.*	900	31,077

		2,631,750

Construction & Engineering (0.2%)
Fluor Corp.	189	35,169
KBR, Inc.	829	28,941

		64,110

Consumer Finance (0.7%)
Capital One Financial Corp.	400	15,204
MasterCard, Inc., Class A	1,076	285,700

		300,904

Containers & Packaging (0.0%)
AptarGroup, Inc.	351	14,724

Distributor (0.0%)
Genuine Parts Co.	139	5,516

Diversified Consumer Services (0.1%)
DeVry, Inc.	358	19,196

Diversified Financial Services (0.7%)
Bank of America Corp.	5,549	132,455
JPMorgan Chase & Co.	4,040	138,612

		271,067

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Diversified Telecommunication Services (0.2%)
AT&T, Inc.	2,143	$72,197
Fairpoint Communications, Inc.	13	94
Verizon Communications, Inc.	700	24,780

		97,071

Electric Utilities (1.6%)
Exelon Corp.	2,665	239,743
FirstEnergy Corp.	1,800	148,194
FPL Group, Inc.	3,350	219,693
PPL Corp.	1,000	52,270

		659,900

Electrical Equipment (2.3%)
ABB Ltd. ADR — CH*	13,015	368,585
Emerson Electric Co.	2,573	127,235
First Solar, Inc.*	1,600	436,512

		932,332

Electronic Equipment & Instruments (0.1%)
Avnet, Inc.*	600	16,368
Ingram Micro, Inc., Class A*	2,075	36,831

		53,199

Energy Equipment & Services (7.0%)
Baker Hughes, Inc.	905	79,043
Cameron International Corp.*	1,082	59,889
Diamond Offshore Drilling, Inc.	330	45,916
Exterran Holdings, Inc.*	617	44,109
FMC Technologies, Inc.*	1,450	111,548
Halliburton Co.	3,983	211,378
National Oilwell Varco, Inc.*	800	70,976
Oceaneering International, Inc.*	400	30,820
Oil States International, Inc.*	24	1,523
Schlumberger Ltd.	6,375	684,866
SEACOR Holdings, Inc.*	300	26,853
Superior Energy Services, Inc.*	409	22,552
Tenaris SA ADR — LU	3,630	270,435
Transocean, Inc.*	4,460	679,659
Unit Corp.*	345	28,625
Weatherford International Ltd.*	9,320	462,179

		2,830,371

Food & Staples Retailing (5.5%)
BJ’s Wholesale Club, Inc.*	2,342	90,635
Costco Wholesale Corp.	3,578	250,961
CVS Caremark Corp.	20,202	799,393
Kroger Co. (The)	11,547	333,362
Ruddick Corp.	1,200	41,172
Safeway, Inc.	937	26,751
Wal-Mart Stores, Inc.	12,009	674,906

		2,217,180

Food Products (0.7%)
Archer-Daniels-Midland Co.	1,873	63,214
Bunge Ltd.	2,023	217,857

		281,071

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	5,285	337,923
Beckman Coulter, Inc.	400	27,012
Becton, Dickinson & Co.	3,115	253,249
Boston Scientific Corp.*	3,616	44,440
C.R. Bard, Inc.	481	42,304
Covidien Ltd.	2,885	138,163
Dentsply International, Inc.	600	22,080
Gen-Probe, Inc.*	441	20,939
IDEXX Laboratories, Inc.*	400	19,496
Medtronic, Inc.	4,556	235,773
St. Jude Medical, Inc.*	467	19,091

		1,160,470

Health Care Providers & Services (0.8%)
Express Scripts, Inc.*	1,881	117,976
McKesson Corp.	1,065	59,544
Medco Health Solutions, Inc.*	1,800	84,960
UnitedHealth Group, Inc.	1,536	40,320

		302,800

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	300	9,888
Chipotle Mexican Grill, Inc., Class A*	251	20,738
McDonald’s Corp.	6,961	391,347

		421,973

Household Products (1.2%)
Colgate-Palmolive Co.	2,973	205,434
Procter & Gamble Co.	4,786	291,037

		496,471

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.*	1,151	49,378

Industrial Conglomerates (1.7%)
McDermott International, Inc.*	6,114	378,395
Textron, Inc.	5,230	250,674
Tyco International Ltd.	1,442	57,738

		686,807

Information Technology Services (1.2%)
Accenture Ltd., Class A	1,552	63,197
Broadridge Financial Solutions, Inc.	1,036	21,808
Cognizant Technology Solutions Corp., Class A*	9,970	324,125
Hewitt Associates, Inc., Class A*	900	34,497

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Information Technology Services (continued)

SRA International, Inc., Class A*	840	$18,866
Western Union Co. (The)	994	24,572

		487,065

Insurance (0.7%)
Axis Capital Holdings Ltd.	500	14,905
MetLife, Inc.	4,750	250,657

		265,562

Internet & Catalog Retail (0.8%)
Amazon.Com, Inc.*	4,600	337,318

Internet Software & Services (3.1%)
eBay, Inc.*	1,567	42,826
Equinix, Inc.*	2,440	217,697
Google, Inc., Class A*	1,647	867,014
Sohu.com, Inc.*	426	30,007
VeriSign, Inc.*	1,200	45,360
Yahoo!, Inc.*	2,316	47,849

		1,250,753

Life Sciences Tools & Services (1.4%)
Invitrogen Corp.*	1,011	39,692
Thermo Fisher Scientific, Inc.*	9,340	520,518

		560,210

Machinery (3.1%)
Bucyrus International, Inc., Class A	356	25,995
Caterpillar, Inc.	1,023	75,518
Cummins, Inc.	6,385	418,345
Danaher Corp.	2,570	198,661
Deere & Co.	1,965	141,736
Eaton Corp.	1,860	158,044
Flowserve Corp.	600	82,020
Graco, Inc.	38	1,447
Harsco Corp.	264	14,364
Illinois Tool Works, Inc.	151	7,174
Ingersoll-Rand Co. Ltd., Class A	1,300	48,659
Joy Global, Inc.	900	68,247

		1,240,210

Marine (0.1%)
Kirby Corp.*	589	28,272

Media (2.2%)
CBS Corp., Class B	3,890	75,816
Comcast Corp., Special Class A	1,600	30,016
DIRECTV Group, Inc. (The)*	12,515	324,264
DISH Network Corp., Class A*	930	27,230
Gannett Co., Inc.	600	13,002
News Corp., Class A	10,410	156,567
Omnicom Group, Inc.	2,165	97,165
Time Warner, Inc.	8,629	127,709
Walt Disney Co. (The)	894	27,893

		879,662

Metals & Mining (0.8%)
Carpenter Technology Corp.	679	29,638
Reliance Steel & Aluminum Co.	839	64,679
Schnitzer Steel Industries, Inc., Class A	342	39,193
Southern Copper Co.	400	42,652
United States Steel Corp.	760	140,433
Worthington Industries, Inc.	1,000	20,500

		337,095

Multi-Utilities (0.1%)
Dominion Resources, Inc.	4	190
OGE Energy Corp.	812	25,748

		25,938

Multiline Retail (0.1%)
Big Lots, Inc.*	591	18,463
Dollar Tree, Inc.*	672	21,968
Sears Holdings Corp.*	158	11,638

		52,069

Oil, Gas & Consumable Fuels (6.5%)
Alpha Natural Resources, Inc.*	262	27,324
Apache Corp.	300	41,700
Bill Barrett Corp.*	576	34,220
Cabot Oil & Gas Corp.	899	60,889
Canadian Natural Resources Ltd.	3,240	324,810
Chesapeake Energy Corp.	6,170	406,973
Continental Resources, Inc.*	1,056	73,202
Denbury Resources, Inc.*	790	28,835
Devon Energy Corp.	469	56,355
Encore Acquisition Co.*	258	19,399
EOG Resources, Inc.	144	18,893
Exxon Mobil Corp.	1,265	111,484
Noble Energy, Inc.	400	40,224
Occidental Petroleum Corp.	3,916	351,892
Petroleo Brasileiro SA ADR — BR	3,155	223,469
Pioneer Natural Resources Co.	75	5,871
Range Resources Corp.	1,945	127,475
Ultra Petroleum Corp.*	273	26,809
Valero Energy Corp.	1,564	64,406
W&T Offshore, Inc.	1,300	76,063
Williams Cos., Inc.	9,320	375,689
XTO Energy, Inc.	1,640	112,356

		2,608,338

Personal Products (0.1%)
Herbalife Ltd.	1,300	50,375

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Pharmaceuticals (3.2%)
Abbott Laboratories	6,185	$327,619
Eli Lilly & Co.	1,521	70,209
Johnson & Johnson	4,619	297,186
Merck & Co., Inc.	4,179	157,507
Pfizer, Inc.	8,548	149,334
Teva Pharmaceutical Industries Ltd. ADR — IL	5,950	272,510

		1,274,365

Real Estate Investment Trusts (REITs) (0.4%)
AvalonBay Communities, Inc.	247	22,022
Equity Residential	681	26,062
Federal Realty Investment Trust	520	35,880
Kilroy Realty Corp.	369	17,354
ProLogis	1,200	65,220

		166,538

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	800	48,152

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	374	37,359
J.B. Hunt Transport Services, Inc.	3,641	121,172
Landstar System, Inc.	1,204	66,485
Werner Enterprises, Inc.	1,900	35,302

		260,318

Semiconductors & Semiconductor Equipment (4.9%)
Applied Materials, Inc.	27,372	522,532
Intel Corp.	26,739	574,354
KLA-Tencor Corp.	90	3,664
Lam Research Corp.*	787	28,450
MEMC Electronic Materials, Inc.*	7,130	438,780
Microchip Technology, Inc.	668	20,401
NVIDIA Corp.*	584	10,932
Texas Instruments, Inc.	13,551	381,596

		1,980,709

Software (5.6%)
Activision Blizzard, Inc.*	2,306	78,565
Adobe Systems, Inc.*	15,680	617,635
Advent Software, Inc.*	1,300	46,904
Amdocs Ltd.*	5,385	158,427
Autodesk, Inc.*	901	30,463
Citrix Systems, Inc.*	2,605	76,613
Electronic Arts, Inc.*	2,595	115,296
Microsoft Corp.	23,892	657,269
Oracle Corp.*	18,671	392,091
Salesforce.com, Inc.*	391	26,678
Symantec Corp.*	1,095	21,188
Synopsys, Inc *	1,300	31,083

		2,252,212

Specialty Retail (1.3%)
Aeropostale, Inc.*	1,896	59,402
Best Buy Co., Inc.	1,600	63,360
GameStop Corp., Class A*	3,211	129,724
Ross Stores, Inc.	800	28,416
Staples, Inc.	8,535	202,706
TJX Cos., Inc.	1,701	53,531

		537,139

Textiles, Apparel & Luxury Goods (0.6%)
Nike, Inc., Class B	3,983	237,427

Tobacco (0.8%)
Altria Group, Inc.	9,306	191,331
Lorillard, Inc.*	412	28,494
Philip Morris International, Inc.	1,700	83,963
Reynolds American, Inc.	103	4,807

		308,595

Wireless Telecommunication Services (3.0%)
American Tower Corp., Class A*	15,745	665,226
NII Holdings, Inc.*	11,330	538,062

		1,203,288

Total Common Stocks		36,856,654

Repurchase Agreements (7.3%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $1,253,576, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $1,278,564	$1,253,494	1,253,494
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $1,692,583, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $1,726,321	1,692,472	1,692,472

Total Repurchase Agreements		2,945,966

8 Semiannual Report 2008

Value

Total Investments (Cost $40,397,180) (a) — 98.5%	$39,802,620

Other assets in excess of liabilities — 1.5%	609,118

NET ASSETS — 100.0%	$40,411,738

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

FI	Finland

IL	Israel

LU	Luxembourg

MX	Mexico

See accompanying notes to financial statements.

At June 30, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of	Long		Covered By	Appreciation/
Contracts	Contracts	Expiration	Contracts	Depreciation

1	S&P 500 Futures	09/19/08	64,055	(447)

2008 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Multi-Manager
Large Cap
Growth Fund

Assets:
Investments, at value (cost $37,451,214)	$36,856,654
Repurchase agreements, at cost and value	2,945,966

Total Investments	39,802,620

Cash	20,917
Interest and dividends receivable	27,088
Receivable for capital shares issued	1,306,788
Receivable for investments sold	336,971
Prepaid expenses and other assets	6,342

Total Assets	41,500,726

Liabilities:
Payable for investments purchased	1,064,355
Unrealized depreciation on futures contracts	447
Payable for capital shares redeemed	7
Accrued expenses and other payables:
Investment advisory fees	18,291
Fund administration and transfer agent fees	219
Distribution fees	24
Administrative services fees	13
Custodian fees	131
Trustee fees	111
Compliance program costs (Note 3)	8
Other	5,382

Total Liabilities	1,088,988

Net Assets	$40,411,738

Represented by:
Capital	$40,841,286
Accumulated net investment income	27,830
Accumulated net realized gains from investment and futures transactions	137,629
Net unrealized appreciation/(depreciation) from investments and futures	(595,007)

Net Assets	$40,411,738

Net Assets:
Class I Shares	$112,144
Class II Shares	125,476
Class Y Shares	40,174,118

Total	$40,411,738

Shares outstanding (unlimited number of shares authorized):
Class I Shares	10,938
Class II Shares	12,235
Class Y Shares	3,917,012

Total	3,940,185

See accompanying notes to financial statements.

10 Semiannual Report 2008

NVIT
Multi-Manager
Large Cap
Growth Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.25
Class II Shares	$10.26
Class Y Shares	$10.26

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT
Multi-Manager
Large Cap
Growth Fund

INVESTMENT INCOME:
Interest income	$12,802
Dividend income	65,136

Total Income	77,938

Expenses:
Investment advisory fees	42,153
Fund administration and transfer agent fees	3,444
Distribution fees Class II Shares	35
Administrative services fees Class I Shares	4
Administrative services fees Class II Shares	9
Custodian fees	2,988
Trustee fees	251
Compliance program costs (Note 3)	50
Printing fees	5,528
Other	1,578

Total expenses before earnings credit and reimbursed expenses	56,040
Earnings credit (Note 6)	(1,494)
Expenses reimbursed	(4,438)

Net Expenses	50,108

Net Investment Income	27,830

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	173,965
Net realized losses from futures transactions	(36,336)

Net realized gains from investment and futures transactions	137,629
Net change in unrealized appreciation/(depreciation) from investments and futures	(595,007)

Net realized/unrealized losses on investments and futures	(457,378)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(429,548)

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Statement of Changes in Net Assets

NVIT Multi-Manager
Large Cap Growth Fund

Period Ended
June 30, 2008
(Unaudited)(a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$27,830
Net realized gains from investment and futures transactions	137,629
Net change in unrealized appreciation/(depreciation) from investments and futures	(595,007)

Change in net assets resulting from operations	(429,548)

Change in net assets from capital transactions	40,841,286

Change in net assets	40,411,738

Net Assets:
Beginning of period	–

End of period	$40,411,738

Accumulated net investment income at end of period	$27,830

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$137,816
Cost of shares redeemed	(22,489)

115,327

Class II Shares
Proceeds from shares issued	193,767
Cost of shares redeemed	(63,470)

130,297

Class Y Shares
Proceeds from shares issued	40,732,849
Cost of shares redeemed	(137,187)

40,595,662

Change in net assets from capital transactions	$40,841,286

SHARE TRANSACTIONS:
Class I Shares
Issued	13,121
Redeemed	(2,183)

10,938

Class II Shares
Issued	18,106
Redeemed	(5,871)

12,235

Class Y Shares
Issued	3,930,140
Redeemed	(13,128)

3,917,012

Total change in shares	3,940,185

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Large Cap Growth Fund

		Investment Activities					Distributions				Ratios / Supplemental Data

												Ratio of
					Net Realized						Ratio of Net	Expenses
	Net Asset				and	Total			Net Assets	Ratio of	Investment	(Prior to
	Value,	Net			Unrealized	from	Net Asset		at End of	Expenses	Income	Reimbursements)
	Beginning	Investment			Gains on	Investment	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Income			Investments	Activities	of Period	Return (a)	(000s)(b)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	–	(f	)	0.25	0.25	10.25	2.50%	112	0.85%	0.32%	0.87%	23.43%

Class II Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	–	(f	)	0.26	0.26	10.26	2.60%	125	1.10%	0.13%	1.13%	23.43%

Class Y Shares
Period ended June 30, 2008 (Unaudited)(e)	10.00	0.01			0.25	0.26	10.26	2.60%	40,174	0.77%	0.43%	0.84%	23.43%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.
(f)	The amount is less than $0.005 per share.

See accompanying notes to financial statements.

14 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16 Semiannual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Level 2 —
Level 1 —		Other Significant		Level 3 — Significant
Quoted Prices		Observable Inputs		Unobservable Inputs		Total

Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$36,856,654	$(447)	$2,945,966	$–	$–	$–	$39,802,620	$(447)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

18 Semiannual Report 2008

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund had no securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- Wells Capital Management, Inc.

- Goldman Sachs Asset Management, L.P.

- Neuberger Berman Management Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.65% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $22,698 for the period ended June 30, 2008.

Effective May 1, 2008, NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

20 Semiannual Report 2008

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

Amount for the
Period Ended
June 30, 2008

$4,438

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $50.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $42,907,876 and sales of $5,626,626.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

22 Semiannual Report 2008

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$40,466,818	$1,012,817	$(1,677,015)	$(664,198)

2008 Semiannual Report 23

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

24 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on November 9, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Multi-Manager Mid Cap Growth Fund (the “MCG Fund”), the NVIT Multi-Manager Large Cap Growth Fund (the “LCG Fund”), and the NVIT Multi-Manager International Growth Fund (the “International Fund”) (collectively, the “Multi-Manager Funds”), and to consider the proposed adviser, advisory services and advisory fees for the Multi. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Multi-Manager Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Multi-Manager Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Multi-Manager Funds:
1. the Multi-Manager Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Multi-Manager Funds’ proposed advisory fee in comparison to the advisory fees of the Multi-Manager Funds’ proposed competitive peer groups;
3. the Multi-Manager Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Multi-Manager Funds’ proposed total expenses in comparison to those of the Multi-Manager Funds’ peer groups.

Because the Multi-Manager Funds are new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Multi-Manager Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Multi-Manager Funds’ advisory agreements for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The LCG Fund.  The Board considered NFA’s recommendation to create the LCG Fund to seek long-term capital growth and that, under normal conditions, the LCG Fund would invest at least 80% of the value of its net assets in equity securities issued by large-cap companies, utilizing a growth style of investing. The Board noted that the LCG Fund would consist of three sleeves managed by different subadvisers, and that NFA would select the subadvisers and monitor their performance on an ongoing basis. The Board considered the recommendation of Neuberger Berman, Goldman Sachs, and Wells Fargo, each a registered investment adviser, as the subadvisers to the LCG Fund, including their capabilities, personnel, and performance history, and noted that the subadvisers would be paid by NFA out of its fees, and not by the LCG Fund. The Board considered the fees and expenses, including the expense cap, proposed for the LCG Fund. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the LCG Fund.

The Board considered the information and discussion with respect to the services proposed to be provided to the Multi-Manager Funds by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions. The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Multi-Manager Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Multi-Manager Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 29

NVIT Multi-Manager Large Cap Value Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCV (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Multi-Manager Large Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Large Cap Value Fund			03/25/08	06/30/08	03/25/08 - 06/30/08*[a]	03/25/08 - 06/30/08*[a]

Class I	Actual		1,000.00	965.80	2.26	0.86
	Hypothetical	[b]	1,000.00	1,020.52	4.33	0.86

Class II	Actual		1,000.00	966.00	2.79	1.06
	Hypothetical	[b]	1,000.00	1,019.53	5.34	1.06

Class Y	Actual		1,000.00	967.10	2.03	0.77
	Hypothetical	[b]	1,000.00	1,020.97	3.88	0.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Large Cap Value Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	87.4%
Repurchase Agreements	11.2%
U.S. Treasury Note	0.3%
Preferred Stock	0.2%
Other assets in excess of liabilities	0.9%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	16.7%
Insurance	6.0%
Pharmaceutical	5.7%
Media	4.7%
Electric Utilities	4.5%
Capital markets	3.8%
Diversified Financial Services	3.7%
Food Products	2.7%
Health Care Providers & Services	2.4%
Commercial Banks	2.3%
Other	47.5%

100.0%

Top Holdings*

Exxon Mobil Corp.	2.5%
Comcast Corp., Class A	2.2%
Devon Energy Corp.	2.2%
Unilever NV	2.0%
Wyeth	1.9%
JPMorgan Chase & Co.	1.8%
Sprint Nextel Corp.	1.8%
Occidental Petroleum Corp.	1.7%
Hess Corp.	1.7%
ACE Ltd.	1.6%
Other	80.6%

100.0%

Top Countries

United States	77.1%
Switzerland	2.3%
Bermuda	2.0%
Netherlands	2.0%
Canada	1.2%
United Kingdom	0.9%
France	0.8%
Cayman Islands	0.4%
Japan	0.3%
Singapore	0.3%
Other	12.7%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (87.4%)
	Shares or
	Principal Amount	Value

BERMUDA (2.0%)
Electronic Equipment & Instruments (0.1%)
Tyco Electronics Ltd.	700	$25,074

Insurance (1.9%)
Allied World Assurance Co. Holdings Ltd.	1,500	59,430
Axis Capital Holdings Ltd.	4,000	119,240
Everest Re Group Ltd.	5,469	435,934
PartnerRe Ltd.	2,187	151,187

		765,791

		790,865

BRAZIL (0.1%)
Food Products (0.1%)
Perdigao SA ADR	1,000	54,500

CANADA (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Cameco Corp.	3,300	141,471
Petro-Canada	2,400	133,800
Talisman Energy, Inc.	8,600	190,318

		465,589

CAYMAN ISLANDS (0.4%)
Computers & Peripherals (0.4%)
Seagate Technology	8,237	157,574

FRANCE (0.8%)
Oil, Gas & Consumable Fuels (0.7%)
Total SA ADR	3,250	277,127

Pharmaceutical (0.1%) (a)
Sanofi-Aventis SA	896	59,533

		336,660

JAPAN (0.3%) (a)
Tobacco (0.3%)
Japan Tobacco, Inc.	33	140,760

NETHERLANDS (2.0%)
Food Products (2.0%)
Unilever NV	27,819	790,060

SINGAPORE (0.3%)
Electronic Equipment & Instruments (0.3%)
Flextronics International Ltd.*	12,900	121,260

SWITZERLAND (2.3%)
Capital Markets (0.4%)
UBS AG*	6,726	138,959

Chemicals (0.3%)
Syngenta AG ADR — CH	2,000	129,400
Insurance (1.6%)
ACE Ltd.	11,600	639,044

		907,403

UNITED KINGDOM (0.9%) (a)
Commercial Banks (0.6%)
Royal Bank of Scotland Group PLC	52,323	222,719

Containers & Packaging (0.3%)
Rexam PLC	18,407	141,387

		364,106

UNITED STATES (77.1%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.*	1,200	122,016
Northrop Grumman Corp.	1,600	107,040
United Technologies Corp.	5,276	325,529

		554,585

Air Freight & Logistics (0.6%)
FedEx Corp.	300	23,637
United Parcel Service, Inc., Class B	3,400	208,998

		232,635

Airline (0.3%)
Southwest Airlines Co.	9,100	118,664

Auto Components (0.5%)
Autoliv, Inc.	2,100	97,902
Goodyear Tire & Rubber Co. (The)*	300	5,349
Johnson Controls, Inc.	4,076	116,900

		220,151

Automobiles (0.3%)
Ford Motor Co.*	28,509	137,128

Beverages (0.4%)
Pepsi Bottling Group, Inc.	5,600	156,352

Biotechnology (1.1%)
Amgen, Inc.*	6,770	319,273
Genentech, Inc.*	1,881	142,768

		462,041

Building Products (0.1%)
Owens Corning, Inc.*	900	20,475

Capital Markets (3.4%)
Bank of New York Mellon Corp. (The)	4,100	155,103
Invesco Ltd.	12,288	294,666

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Capital Markets (continued)

Lehman Brothers Holdings, Inc.	3,700	$73,297
Merrill Lynch & Co., Inc.	5,957	188,897
Morgan Stanley	3,824	137,932
State Street Corp.	3,860	247,001
TD Ameritrade Holding Corp.*	13,921	251,831

		1,348,727

Chemicals (1.2%)
Air Products & Chemicals, Inc.	664	65,643
Ashland, Inc.	900	43,380
Celanese Corp., Series A	2,900	132,414
Cytec Industries, Inc.	100	5,456
Dow Chemical Co. (The)	4,300	150,113
Eastman Chemical Co.	500	34,430
Rohm & Haas Co.	1,100	51,084

		482,520

Commercial Banks (1.7%)
BB&T Corp.	5,400	122,958
Huntington Bancshares, Inc.	10,400	60,008
M&T Bank Corp.	1,489	105,034
National City Corp.	8,049	38,394
Regions Financial Corp.	6,900	75,279
U.S. Bancorp	6,800	189,652
Wachovia Corp.	3,414	53,019
Wells Fargo & Co.	1,600	38,000

		682,344

Commercial Services & Supplies (0.5%)
Waste Management, Inc.	5,213	196,582

Communications Equipment (1.5%)
Cisco Systems, Inc.*	9,600	223,296
Corning, Inc.	6,250	144,063
JDS Uniphase Corp.*	4,800	54,528
QUALCOMM, Inc.	3,700	164,169

		586,056

Computers & Peripherals (1.8%)
Hewlett-Packard Co.	10,425	460,889
International Business Machines Corp.	1,489	176,491
Lexmark International, Inc., Class A*	2,100	70,203
Western Digital Corp.*	100	3,453

		711,036

Consumer Finance (1.8%)
Capital One Financial Corp.	4,200	159,642
Discover Financial Services	3,100	40,827
SLM Corp.*	16,853	326,106
Visa, Inc., Class A*	2,194	178,394

		704,969

Containers & Packaging (0.2%)
Owens-Illinois, Inc.*	1,500	62,535

Diversified Financial Services (3.7%)
Bank of America Corp.	18,182	434,005
CIT Group, Inc.	6,500	44,265
Citigroup, Inc.	17,078	286,227
JPMorgan Chase & Co.	21,187	726,926

		1,491,423

Diversified Telecommunication Services (1.7%)
AT&T, Inc.	11,163	376,081
Embarq Corp.	600	28,362
Verizon Communications, Inc.	7,400	261,960

		666,403

Electric Utilities (4.5%)
American Electric Power Co., Inc.	4,200	168,966
Edison International	3,400	174,692
Entergy Corp.	5,244	631,797
FirstEnergy Corp.	5,166	425,317
Northeast Utilities	6,200	158,286
Progress Energy, Inc.	5,100	213,333
Southern Co.	500	17,460

		1,789,851

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.*	5,700	175,104
Avnet, Inc.*	900	24,552

		199,656

Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	2,650	231,451
National Oilwell Varco, Inc.*	1,489	132,104
Weatherford International Ltd.*	8,780	435,400

		798,955

Food & Staples Retailing (1.6%)
SUPERVALU, Inc.	7,211	222,748
Wal-Mart Stores, Inc.	7,631	428,862

		651,610

Food Products (0.6%)
Bunge Ltd.	1,300	139,997
Dean Foods Co.*	1,800	35,316
Tyson Foods, Inc., Class A	5,700	85,158

		260,471

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	7,533	481,660
Covidien Ltd.	4,300	205,927

		687,587

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)

Health Care Providers & Services (2.4%)
Aetna, Inc.	5,700	$231,021
Health Management Associates, Inc., A Shares*	14,300	93,093
Laboratory Corp. of America Holdings*	3,076	214,182
LifePoint Hospitals, Inc.*	1,600	45,280
UnitedHealth Group, Inc.	3,200	84,000
WellPoint, Inc.*	6,359	303,070

		970,646

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.	400	22,488

Household Durables (0.7%)
D.R. Horton, Inc.	5,800	62,930
Lennar Corp., Class A	300	3,702
Newell Rubbermaid, Inc.	10,151	170,435
Snap-on, Inc.	200	10,402
Whirlpool Corp.	500	30,865

		278,334

Household Products (0.3%)
Procter & Gamble Co.	1,900	115,539

Industrial Conglomerate (1.3%)
General Electric Co.	19,521	521,016

Information Technology Services (0.2%)
Computer Sciences Corp.*	1,900	88,996

Insurance (2.5%)
American International Group, Inc.	8,638	228,561
First American Corp.	900	23,760
Hartford Financial Services Group, Inc.	3,126	201,846
MBIA, Inc.	3,500	15,365
MetLife, Inc.	2,300	121,371
Prudential Financial, Inc.	2,939	175,576
Reinsurance Group of America, Inc.	900	39,168
Travelers Cos., Inc.	3,788	164,399
Unum Group	700	14,315

		984,361

Life Sciences Tools & Services (0.0%)
Invitrogen Corp.*	300	11,778

Machinery (1.3%)
AGCO Corp.*	1,500	78,615
Caterpillar, Inc.	1,668	123,132
Deere & Co.	3,000	216,390
Parker Hannifin Corp.	1,200	85,584

		503,721

Marine (0.1%)
Alexander & Baldwin, Inc.	500	22,775

Media (4.7%)
CBS Corp., Class B	5,500	107,195
Comcast Corp., Class A	46,658	885,102
Time Warner, Inc.	31,865	471,602
Virgin Media, Inc.	22,400	304,864
Walt Disney Co. (The)	3,300	102,960

		1,871,723

Metals & Mining (2.1%)
Alcoa, Inc.	2,300	81,926
Freeport-McMoRan Copper & Gold, Inc.	600	70,314
Nucor Corp.	2,877	214,826
Reliance Steel & Aluminum Co.	200	15,418
United States Steel Corp.	2,430	449,015

		831,499

Multi-Utilities (0.4%)
Alliant Energy Corp.	300	10,278
Ameren Corp.	600	25,338
PG&E Corp.	3,410	135,343
Sempra Energy	100	5,645

		176,604

Multiline Retail (0.6%)
J.C. Penney Co., Inc.	2,116	76,790
Macy’s, Inc.	3,600	69,912
Sears Holdings Corp.*	1,100	81,026

		227,728

Natural Gas Utility (0.1%)
Oneok, Inc.	500	24,415

Oil, Gas & Consumable Fuels (14.8%)
Apache Corp.	1,200	166,800
Chevron Corp.	3,900	386,607
Cimarex Energy Co.	300	20,901
ConocoPhillips	3,100	292,609
Devon Energy Corp.	7,251	871,280
El Paso Corp.	100	2,174
EOG Resources, Inc.	4,116	540,019
Exxon Mobil Corp.	11,511	1,014,464
Hess Corp.	5,456	688,493
Newfield Exploration Co.*	4,450	290,363
Noble Energy, Inc.	2,600	261,456
Occidental Petroleum Corp.	7,763	697,583
Range Resources Corp.	5,254	344,347
Sunoco, Inc.	100	4,069
Valero Energy Corp.	2,600	107,068
Williams Cos., Inc.	6,451	260,040

		5,948,273

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)

Paper & Forest Products (0.0%)
Domtar Corp.*	2,800	$15,260

Personal Products (0.1%)
Avon Products, Inc.	1,500	54,030

Pharmaceuticals (5.6%)
Abbott Laboratories	5,017	265,750
Eli Lilly & Co.	4,300	198,488
Johnson & Johnson	6,257	402,575
Merck & Co., Inc.	2,200	82,918
Pfizer, Inc.	15,900	277,773
Schering-Plough Corp.	13,000	255,970
Wyeth	16,210	777,432

		2,260,906

Real Estate Investment Trusts (REITs) (1.0%)
Annaly Capital Management, Inc.	15,808	245,182
Apartment Investment & Management Co., Class A	200	6,812
AvalonBay Communities, Inc.	200	17,832
Boston Properties, Inc.	300	27,066
Equity Residential	700	26,789
HCP, Inc.	200	6,362
Hospitality Properties Trust	400	9,784
Host Hotels & Resorts, Inc.	900	12,285
Kimco Realty Corp.	300	10,356
ProLogis	100	5,435
Public Storage	200	16,158
Simon Property Group, Inc.	100	8,989
Vornado Realty Trust	200	17,600

		410,650

Road & Rail (0.3%)
CSX Corp.	400	25,124
Ryder System, Inc.	1,500	103,320

		128,444

Semiconductors & Semiconductor Equipment (0.4%)
Applied Materials, Inc.	7,900	150,811

Software (0.4%)
Microsoft Corp.	6,300	173,313
Symantec Corp.*	400	7,740

		181,053

Specialty Retail (0.5%)
American Eagle Outfitters, Inc.	2,600	35,438
Home Depot, Inc.	7,400	173,308

		208,746

Thrifts & Mortgage Finance (1.2%)
Federal National Mortgage Association	11,000	214,610
Freddie Mac	5,400	88,560
Sovereign Bancorp, Inc.	15,400	113,344
Washington Mutual, Inc.	13,300	65,569

		482,083

Tobacco (1.0%)
Altria Group, Inc.	1,500	30,840
Philip Morris International, Inc.	7,878	389,094

		419,934

Trading Companies & Distributors (0.1%)
United Rentals, Inc.*	2,900	56,869

Wireless Telecommunication Services (1.8%)
Sprint Nextel Corp.	74,901	711,560

		30,902,998

Total Common Stocks		35,031,775

Preferred Stock (0.2%)

UNITED STATES (0.2%)
Commercial Banks (0.2%)
National City Corp.*	1	95,400

Total Preferred Stock		95,400

U.S. Treasury Note (0.3%) (b)

U.S. Treasury Bill 0.00%, 07/17/08	105,000	104,934

Total U.S. Treasury Note		104,934

8 Semiannual Report 2008

Repurchase Agreements (11.2%)
	Shares or
	Principal Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $1,903,114, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $1,941,049	$1,902,989	$1,902,989
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $2,569,591, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $2,620,811	2,569,423	2,569,423

Total Repurchase Agreements		4,472,412

Total Investments (Cost $41,714,863) (c) — 99.1%		$39,704,521

Other assets in excess of liabilities — 0.9%		379,783

NET ASSETS — 100.0%		$40,084,304

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

SG	Singapore

See accompanying notes to financial statements.

At June 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contract:
British Pound	07/31/08	(55,000)	(107,566)	(109,260)	(1,694)

Total Short Contracts			$(107,566)	$(109,260)	$(1,694)

At June 30, 2008, the Fund’s open futures contracts were as follows:

			Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

20	S&P Emini Futures	09/19/08	1,281,100	$(41,944)

2008 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Multi-Manager
Large Cap
Value Fund

Assets:
Investments, at value (cost $37,242,451)	$35,232,109
Repurchase agreements, at cost and value	4,472,412

Total Investments	39,704,521

Cash	18,637
Foreign currencies, at value (cost $2,256)	2,259
Interest and dividends receivable	49,806
Receivable for capital shares issued	1,370,526
Receivable for investments sold	125,916
Unrealized appreciation on futures contracts	1,634
Unrealized appreciation on spot foreign currency contracts	40
Reclaims receivable	237
Prepaid expenses and other assets	10,565

Total Assets	41,284,141

Liabilities:
Payable for investments purchased	1,183,264
Unrealized depreciation on forward foreign currency contracts	1,694
Payable for capital shares redeemed	2
Accrued expenses and other payables:
Investment advisory fees	12,634
Fund administration and transfer agent fees	722
Distribution fees	85
Administrative services fees	20
Custodian fees	162
Trustee fees	110
Compliance program costs (Note 4)	8
Other	1,136

Total Liabilities	1,199,837

Net Assets	$40,084,304

Represented by:
Capital	$42,019,862
Accumulated net investment income	27,534
Accumulated net realized gains from investment, futures and foreign currency transactions	90,884
Net unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	(2,053,976)

Net Assets	$40,084,304

Net Assets:
Class I Shares	$51,967
Class II Shares	729,733
Class Y Shares	39,302,604

Total	$40,084,304

See accompanying notes to financial statements.

10 Semiannual Report 2008

NVIT
Multi-Manager
Large Cap
Value Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	5,388
Class II Shares	75,704
Class Y Shares	4,073,604

Total	4,154,696

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.64
Class II Shares	$9.64
Class Y Shares	$9.65

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT
Multi-Manager
Large Cap
Value Fund

INVESTMENT INCOME:
Interest income	$12,614
Dividend income	142,025
Foreign tax withholding	(421)

Total Income	154,218

Expenses:
Investment advisory fees	41,387
Fund administration and transfer agent fees	3,423
Distribution fees Class II Shares	108
Administrative services fees Class I Shares	3
Administrative services fees Class II Shares	17
Custodian fees	2,998
Trustee fees	249
Compliance program costs (Note 3)	50
Printing fees	5,634
Other	1,736

Total expenses before earnings credit and reimbursed expenses	55,605
Earnings credit (Note 6)	(1,499)
Expenses reimbursed	(4,992)

Net Expenses	49,144

Net Investment Income	105,104

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	126,027
Net realized losses from futures transactions	(34,753)
Net realized losses on foreign currency transactions	(390)

Net realized gains from investment, futures and foreign currency transactions	90,884
Net change in unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	(2,053,976)

Net realized/unrealized losses on investments, futures and translation of assets and liabilities denominated in foreign currencies	(1,963,092)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,857,988)

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Statement of Changes in Net Assets

NVIT Multi-Manager
Large Cap Value Fund

Period Ended
June 30, 2008
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$105,104
Net realized gains from investment, futures and foreign currency transactions	90,884
Net change in unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	(2,053,976)

Change in net assets resulting from operations	(1,857,988)

Distributions to Shareholders From:
Net investment income:
Class I	(21)
Class II	(1,179)
Class Y	(76,370)

Change in net assets from shareholder distributions	(77,570)

Change in net assets from capital transactions	42,019,862

Change in net assets	40,084,304

Net Assets:
Beginning Period	–

End of period	$40,084,304

Accumulated net investment income at end of period	$27,534

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$52,897
Dividends reinvested	21
Cost of shares redeemed	(175)

52,743

Class II Shares
Proceeds from shares issued	968,846
Dividends reinvested	1,179
Cost of shares redeemed	(203,144)

766,881

Class Y Shares
Proceeds from shares issued	41,247,663
Dividends reinvested	76,370
Cost of shares redeemed	(123,795)

41,200,238

Change in net assets from capital transactions	$42,019,862

See accompanying notes to financial statements.

2008 Semiannual Report 13

Statement of Changes in Net Assets (Continued)

NVIT Multi-Manager
Large Cap Value Fund

Period Ended
June 30, 2008
(Unaudited) (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	5,404
Reinvested	2
Redeemed	(18)

5,388

Class II Shares
Issued	94,747
Reinvested	120
Redeemed	(19,163)

75,704

Class Y Shares
Issued	4,078,297
Reinvested	7,738
Redeemed	(12,431)

4,073,604

Total change in shares	4,154,696

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

14 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Large Cap Value Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized							Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total from	Net		Net Asset			at End of	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total		Period	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)		(000s) (b)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period Ended June 30, 2008 (Unaudited) (e)	10.00	0.03	(0.37)	(0.34)	(0.02)	(0.02)	9.64	(3.42%	)	52	0.86%	1.65%	0.96%	27.63%

Class II Shares
Period Ended June 30, 2008 (Unaudited) (e)	10.00	0.01	(0.35)	(0.34)	(0.02)	(0.02)	9.64	(3.40%	)	730	1.06%	1.75%	1.11%	27.63%

Class Y Shares
Period Ended June 30, 2008 (Unaudited) (e)	10.00	0.03	(0.36)	(0.33)	(0.02)	(0.02)	9.65	(3.29%	)	39,303	0.77%	1.65%	0.85%	27.63%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 15

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the

16 Semiannual Report 2008

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Level 2 —
Level 1 —		Other Significant		Level 3 — Significant
Quoted Prices		Observable Inputs		Unobservable Inputs		Total

Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$34,467,377	$(41,944)	$5,237,144	$(1,694)	$–	$–	$39,704,521	$(43,638)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value

18 Semiannual Report 2008

caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund had no securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s

20 Semiannual Report 2008

tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers

- Goldman Sachs Asset Management, L.P.

- Deutsche Investment Management Americas Inc.

- Wellington Management Company, LLP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.65% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $22,285 for the period ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.77% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

$4,992

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

22 Semiannual Report 2008

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $50.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $43,392,888 and sales of 6,381,387.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into

2008 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$41,818,504	$841,102	$(2,955,085)	$(2,113,983)

24 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

28 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 29

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on January 9, 2008 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Multi-Manager Large Cap Value Fund, and to consider the proposed adviser, advisory services and advisory fees for such Fund. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the NVIT Multi-Manager Large Cap Value Fund (the “LCV Fund”).

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the LCV Fund’s proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the LCV Fund:
1. the LCV Fund’s proposed advisory fee and anticipated ancillary benefits to NFA;
2. the LCV Fund’s proposed advisory fee in comparison to the advisory fees of the LCV Fund’s proposed competitive peer groups;
3. the LCV Fund’s proposed Lipper/Morningstar categories and benchmarks; and
4. the LCV Fund’s proposed total expenses in comparison to those of the LCV Fund’s peer groups.

Because the LCV Fund is new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the LCV Fund. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the LCV Fund’s advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The Board considered NFA’s recommendation to create the LCV Fund to seek long term capital appreciation, and that under normal conditions, the LCV Fund would invest at least 80% of the value of its net assets in equity securities issued by large-cap U.S. companies, utilizing a value style of investing. The Board noted that the LCV Fund would consist of three sleeves managed by different subadvisers, and that NFA would select the subadvisers and monitor their performance on an ongoing basis. The Board considered the recommendation of Goldman Sachs Asset Management, L.P., Wellington Management Company, LLP, and Deutsche Investment Management Americas Inc., each a registered investment adviser, as the subadvisers to the LCV Fund, including their capabilities, personnel, and performance history, and noted that the subadvisers would be paid by NFA out of its fees, and not by the LCV Fund. The Board considered the fees and expenses proposed, and noted the expense cap proposed by NFA. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the LCV Fund. The Board considered the information and discussion with respect to the services proposed to be provided to the LCV Fund by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions.

The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the LCV Fund through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the LCV Fund’s advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

30 Semiannual Report 2008

NVIT Multi-Manager Mid Cap Growth Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCG (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Multi-Manager Mid Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager Mid			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Cap Growth Fund			03/25/08	06/30/08	03/25/08 - 06/30/08*[a]	03/25/08 - 06/30/08*[a]

Class I	Actual		1,000.00	1,040.00	2.32	0.85
	Hypothetical	[b]	1,000.00	1,020.57	4.28	0.85

Class II	Actual		1,000.00	1,039.00	3.00	1.10
	Hypothetical	[b]	1,000.00	1,019.33	5.54	1.10

Class Y	Actual		1,000.00	1,040.00	2.27	0.83
	Hypothetical	[b]	1,000.00	1,020.67	4.18	0.83

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Mid Cap Growth Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	86.1%
Repurchase Agreements	6.3%
Exchange Traded Funds	3.6%
Mutual Fund	3.2%
Other assets in excess of liabilities	0.8%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	8.3%
Energy, Equipment & Services	6.0%
Semiconductors, & Semiconductor Equipment	4.7%
Chemicals	4.4%
Software	4.3%
Wireless Telecommunications Services	4.3%
Specialty Retail	3.9%
Commercial Services & Supplies	3.8%
Machinery	3.2%
Construction & Engineering	2.9%
Other	54.2%

100.0%

Top Holdings*

SBA Communications Corp., Class A	1.9%
MasterCard, Inc., Class A	1.8%
Activision Blizzard, Inc.	1.7%
NII Holdings, Inc.	1.6%
Flowserve Corp.	1.5%
Monsanto Co.	1.1%
Express Scripts, Inc.	1.1%
Weatherford International Ltd.	1.1%
Central European Distribution Corp.	1.0%
Syngenta AG	1.0%
Other	86.2%

100.0%

Top Countries

United States	90.3%
Bermuda	2.7%
Canada	2.0%
Poland	1.0%
Switzerland	1.0%
Russian Federation	0.6%
Netherlands	0.5%
Denmark	0.4%
Brazil	0.3%
Peru	0.3%
Other	0.9%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (86.1%)
	Shares or
	Principal Amount	Value

ARGENTINA (0.2%)
Internet Software & Services (0.2%)
MercadoLibre, Inc.*	968	$33,386

AUSTRALIA (0.2%) (a)
Biotechnology (0.2%)
CSL Ltd.	1,053	36,036

BERMUDA (2.7%)
Capital Markets (0.6%)
Lazard Ltd., Class A	2,400	81,960

Construction & Engineering (0.8%)
Foster Wheeler Ltd.*	1,640	119,966

Energy Equipment & Services (0.7%)
Nabors Industries Ltd.*	2,200	108,306

Hotels, Restaurants & Leisure (0.2%)
Orient-Express Hotels Ltd., A Shares	800	34,752

Semiconductors & Semiconductor Equipment (0.4%)
Marvell Technology Group Ltd.*	3,290	58,101

		403,085

BRAZIL (0.3%)
Household Durables (0.1%)
Gafisa SA ADR	652	22,409

Metals & Mining (0.2%)
Cia Siderurgica Nacional SA ADR	658	29,222

		51,631

CANADA (2.0%)
Food & Staples Retailing (0.7%)
Shoppers Drug Mart Corp.	2,000	109,793

Food Products (0.4%)
Viterra, Inc.*	4,500	61,801

Oil, Gas & Consumable Fuels (0.9%)
Ultra Petroleum Corp.*	1,284	126,089

		297,683

CHINA (0.2%)
Electrical Equipment (0.2%)
JA Solar Holdings Co. Ltd. ADR*	1,382	23,287

DENMARK (0.4%) (a)
Electrical Equipment (0.4%)
Vestas Wind Systems AS*	440	57,294

HONG KONG (0.1%)
Hotels, Restaurants & Leisure (0.1%)
Melco Crown Entertainment Ltd. ADR*	2,200	20,504

JAPAN (0.2%)
Software (0.2%)
Nintendo Co. Ltd. ADR*	409	28,889

NETHERLANDS (0.5%)
Energy Equipment & Services (0.5%)
Core Laboratories NV*	500	71,175

PERU (0.3%)
Commercial Banks (0.3%)
Credicorp Ltd.	493	40,485

POLAND (1.0%)
Beverages (1.0%)
Central European Distribution Corp.*	2,121	157,272

RUSSIAN FEDERATION (0.6%)
Food Products (0.3%)
Wimm-Bill-Dann Foods OJSC ADR*	450	47,349

Metals & Mining (0.3%)
Mechel ADR	905	44,834

		92,183

SWITZERLAND (1.0%) (a)
Chemicals (1.0%)
Syngenta AG	477	154,573

UNITED STATES (76.4%)
Aerospace & Defense (1.8%)
CAE, Inc.	7,000	79,030
Precision Castparts Corp.	1,265	121,908
Rockwell Collins, Inc.	1,300	62,348

		263,286

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,300	71,292
Expeditors International of Washington, Inc.	1,600	68,800

		140,092

Auto Components (0.2%)
ArvinMeritor, Inc.	2,651	33,085

Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc.*	1,024	74,240
BioMarin Pharmaceutical, Inc.*	4,042	117,137
Myriad Genetics, Inc.*	1,650	75,108
United Therapeutics Corp.*	700	68,425

		334,910

Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	650	58,539
BlackRock, Inc.	150	26,550

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Capital Markets (continued)

FCStone Group, Inc.*	2,248	$62,787
Northern Trust Corp.	1,150	78,855

		226,731

Chemicals (3.4%)
Airgas, Inc.	1,800	105,102
Ecolab, Inc.	2,200	94,578
Intrepid Potash, Inc.*	1,294	85,119
Monsanto Co.	1,331	168,292
Mosaic Co. (The) *	404	58,459

		511,550

Commercial Services & Supplies (3.9%)
Clean Harbors, Inc.*	550	39,083
Copart, Inc.*	1,050	44,961
Corrections Corp. of America *	3,500	96,145
CoStar Group, Inc.*	1,050	46,673
Covanta Holding Corp.*	1,800	48,042
FTI Consulting, Inc.*	1,322	90,504
IHS, Inc., Class A*	1,600	111,360
Stericycle, Inc.*	2,000	103,400

		580,168

Communications Equipment (0.9%)
Harris Corp.	1,800	90,882
Juniper Networks, Inc.*	2,200	48,796

		139,678

Computers & Peripherals (0.2%)
Apple, Inc.*	201	33,655

Construction & Engineering (2.1%)
Fluor Corp.	600	111,648
Quanta Services, Inc.*	3,987	132,647
Shaw Group, Inc. (The) *	1,254	77,485

		321,780

Consumer Finance (2.5%)
MasterCard, Inc., Class A	1,009	267,910
Visa, Inc., Class A*	1,300	105,703

		373,613

Containers & Packaging (0.8%)
Owens-Illinois, Inc.*	2,964	123,569

Distributor (0.3%)
LKQ Corp.*	2,800	50,596

Diversified Consumer Services (2.3%)
Corinthian Colleges, Inc.*	426	4,946
DeVry, Inc.	2,822	151,316
ITT Educational Services, Inc.*	537	44,372
Strayer Education, Inc.	716	149,694

		350,328

Diversified Financial Services (0.5%)
IntercontinentalExchange, Inc.*	600	68,400

Electrical Equipment (1.5%)
American Superconductor Corp.*	935	33,520
Ametek, Inc.	2,200	103,884
Energy Conversion Devices, Inc.*	390	28,719
First Solar, Inc.*	228	62,203

		228,326

Electronic Equipment & Instruments (2.0%)
Dolby Laboratories, Inc., Class A*	2,300	92,690
FLIR Systems, Inc.*	1,050	42,599
Itron, Inc.*	650	63,927
Molex, Inc.	1,042	25,435
Trimble Navigation Ltd.*	2,200	78,540

		303,191

Energy Equipment & Services (4.8%)
Atwood Oceanics, Inc.*	261	32,453
CARBO Ceramics, Inc.	800	46,680
Dresser-Rand Group, Inc.*	1,054	41,211
Helmerich & Payne, Inc.	759	54,663
ION Geophysical Corp.*	2,800	48,860
National Oilwell Varco, Inc.*	1,600	141,952
Patterson-UTI Energy, Inc.	2,683	96,695
Smith International, Inc.	1,300	108,082
Weatherford International Ltd.*	3,235	160,424

		731,020

Food Products (0.1%)
Viterra, Inc.*	1,000	13,750

Health Care Equipment & Supplies (2.6%)
C.R. Bard, Inc.	700	61,565
Gen-Probe, Inc.*	1,600	75,968
Hologic, Inc.*	3,800	82,840
IDEXX Laboratories, Inc.*	700	34,118
Intuitive Surgical, Inc.*	150	40,410
Wright Medical Group, Inc.*	3,600	102,276

		397,177

Health Care Providers & Services (2.1%)
Express Scripts, Inc.*	2,657	166,647
Medco Health Solutions, Inc.*	2,235	105,492
VCA Antech, Inc.*	1,800	50,004

		322,143

Hotels, Restaurants & Leisure (1.3%)
Panera Bread Co., Class A*	863	39,922
Scientific Games Corp., Class A*	1,600	47,392
WMS Industries, Inc.*	3,500	104,195

		191,509

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)

Household Durables (0.1%)
Tupperware Brands Corp.	343	$11,738

Industrial Conglomerate (0.4%)
McDermott International, Inc.*	1,023	63,314

Information Technology Services (2.0%)
Alliance Data Systems Corp.*	1,700	96,135
Cognizant Technology Solutions Corp., Class A*	3,600	117,036
Iron Mountain, Inc.*	2,500	66,375
Total System Services, Inc.	1,200	26,664

		306,210

Insurance (0.5%)
Aflac, Inc.	1,268	79,630

Internet & Catalog Retail (0.2%)
priceline.com, Inc.*	199	22,977

Internet Software & Services (0.9%)
Equinix, Inc.*	150	13,383
Omniture, Inc.*	1,600	29,712
VeriSign, Inc.*	758	28,652
VistaPrint Ltd.*	2,500	66,900

		138,647

Life Sciences Tools & Services (2.3%)
Charles River Laboratories International, Inc.*	650	41,548
Illumina, Inc.*	750	65,332
Invitrogen Corp.*	375	14,723
Parexel International Corp.*	1,097	28,862
Pharmaceutical Product Development, Inc.	1,800	77,220
Thermo Fisher Scientific, Inc.*	1,985	110,624

		338,309

Machinery (3.2%)
AGCO Corp.*	1,125	58,961
Bucyrus International, Inc., Class A	1,340	97,847
Danaher Corp.	1,300	100,490
Flowserve Corp.	1,696	231,843

		489,141

Metals & Mining (0.8%)
Cleveland-Cliffs, Inc.	804	95,829
United States Steel Corp.	157	29,010

		124,839

Multiline Retail (0.7%)
Big Lots, Inc.*	1,777	55,514
Dollar Tree, Inc.*	1,696	55,442

		110,956

Oil, Gas & Consumable Fuels (7.4%)
Alpha Natural Resources, Inc.*	923	96,260
Concho Resources, Inc.*	2,500	93,250
CONSOL Energy, Inc.	784	88,098
Continental Resources, Inc.*	1,516	105,089
Denbury Resources, Inc.*	2,500	91,250
Foundation Coal Holdings, Inc.	367	32,509
Penn Virginia Corp.	287	21,645
PetroHawk Energy Corp.*	3,196	148,007
Quicksilver Resources, Inc.*	804	31,067
Range Resources Corp.	2,300	150,742
SandRidge Energy, Inc.*	223	14,401
Southwestern Energy Co.*	2,513	119,644
Whiting Petroleum Corp.*	136	14,427
XTO Energy, Inc.	1,600	109,616

		1,116,005

Pharmaceutical (0.6%)
Perrigo Co.	3,000	95,310

Road & Rail (1.2%)
CSX Corp.	860	54,017
J.B. Hunt Transport Services, Inc.	1,500	49,920
Kansas City Southern *	895	39,371
Union Pacific Corp.	394	29,747

		173,055

Semiconductors & Semiconductor Equipment (4.3%)
Altera Corp.	2,653	54,917
Applied Materials, Inc.	1,503	28,692
Broadcom Corp., Class A*	2,008	54,798
Cavium Networks, Inc.*	1,500	31,500
Linear Technology Corp.	711	23,157
MEMC Electronic Materials, Inc.*	1,657	101,972
Microchip Technology, Inc.	1,700	51,918
Microsemi Corp.*	5,099	128,393
PMC — Sierra, Inc.*	6,888	52,693
Teradyne, Inc.*	1,348	14,923
Varian Semiconductor Equipment Associates, Inc.*	1,300	45,266
Xilinx, Inc.	2,173	54,868

		643,097

Software (4.1%)
Activision Blizzard, Inc.*	7,471	254,537
Ansys, Inc.*	2,400	113,088
Autodesk, Inc.*	1,300	43,953
Blackboard, Inc.*	500	19,115
Citrix Systems, Inc.*	1,300	38,233
McAfee, Inc.*	844	28,721
Salesforce.com, Inc.*	1,780	121,450

		619,097

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

UNITED STATES (continued)

Specialty Retail (3.9%)
Abercrombie & Fitch Co., Class A	700	$43,876
AnnTaylor Stores Corp.*	1,022	24,487
Childrens Place Retail Stores, Inc. (The)*	1,323	47,760
GameStop Corp., Class A*	2,551	103,060
Guess?, Inc.	2,141	80,181
Ross Stores, Inc.	4,038	143,430
Urban Outfitters, Inc.*	4,835	150,804

		593,598

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.*	785	22,671
Deckers Outdoor Corp.*	214	29,789
Hanesbrands, Inc.*	826	22,417
Phillips-Van Heusen Corp.	884	32,372

		107,249

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	1,721	28,706

Tobacco (0.3%)
Lorillard, Inc.*	600	41,496

Trading Companies & Distributors (0.4%)
Fastenal Co.	1,500	64,740

Wireless Telecommunication Services (4.3%)
American Tower Corp., Class A*	2,300	97,175
MetroPCS Communications, Inc.*	1,370	24,263
NII Holdings, Inc.*	4,933	234,268
SBA Communications Corp., Class A*	8,110	292,041

		647,747

		11,554,418

Total Common Stocks		13,021,901

Repurchase Agreements (6.3%)
	Shares or
	Principal Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $403,078, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $411,112	$403,051	$403,051
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $544,237, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $555,086	544,202	544,202

Total Repurchase Agreements		947,253

Exchange Traded Funds (3.6%)

UNITED STATES (3.6%)
iShares Russell Midcap Growth Index Fund	2,000	211,760
iShares S&P MidCap 400 Growth Index Fund	2,000	177,020
Midcap SPDR Trust, Series 1	1,081	161,178

Total Exchange Traded Funds		549,958

Mutual Fund (3.2%) (b)

Money Market Fund (3.2%)
AIM Liquid Assets Portfolio	483,117	483,117

Total Mutual Fund		483,117

Total Investments (Cost $14,960,934) (c)— 99.2%		15,002,229

Other assets in excess of liabilities — 0.8%		116,791

NET ASSETS — 100.0%		$15,119,020

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

8 Semiannual Report 2008

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

At June 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Australian Dollar	07/31/08	(34,598)	$(32,985)	$(33,007)	$(22)
Swiss Franc	07/31/08	(135,361)	(131,854)	(132,598)	(744)
Danish Kroner	07/31/08	(252,833)	(53,282)	(53,290)	(8)

Total Short Contracts			$(218,121)	$(218,895)	$(774)

Long Contracts:
Australian Dollar	07/31/08	193	$185	$184	$(1)
Australian Dollar	07/31/08	135	129	129	–
Danish Kroner	07/31/08	7,268	1,533	1,532	(1)

Total Long Contracts			$1,847	$1,845	$(2)

2008 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Multi-Manager
Mid Cap Growth Fund

Assets:
Investments, at value (cost $14,013,681)	$14,054,976
Repurchase agreements, at cost and value	947,253

Total Investments	15,002,229

Interest and dividends receivable	6,235
Receivable for capital shares issued	521,614
Receivable for investments sold	116,481
Unrealized appreciation on spot foreign currency contracts	39
Reclaims receivable	130
Prepaid expenses and other assets	2,022

Total Assets	15,648,750

Liabilities:
Cash overdraft	99,811
Foreign currencies payable to custodian, at value (cost $422)	422
Payable for investments purchased	422,725
Unrealized depreciation on forward foreign currency contracts	776
Payable for capital shares redeemed	3
Accrued expenses and other payables:
Investment advisory fees	5,410
Fund administration and transfer agent fees	298
Distribution fees	67
Administrative services fees	12
Custodian fees	17
Trustee fees	26
Compliance program costs (Note 3)	2
Other	161

Total Liabilities	529,730

Net Assets	$15,119,020

Represented by:
Capital	$15,225,960
Accumulated net investment loss	(1,045)
Accumulated net realized losses from investment and foreign currency transactions	(146,440)
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	40,545

Net Assets	$15,119,020

Net Assets:
Class I Shares	$505,774
Class II Shares	441,740
Class Y Shares	14,171,506

Total	$15,119,020

See accompanying notes to financial statements.

10 Semiannual Report 2008

NVIT Multi-Manager
Mid Cap Growth Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	48,625
Class II Shares	42,508
Class Y Shares	1,362,531

Total	1,453,664

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.40
Class II Shares	$10.39
Class Y Shares	$10.40

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT
Multi-Manager
Mid Cap Growth Fund

INVESTMENT INCOME:
Interest income	$6,990
Dividend income	9,807
Foreign tax withholding	(96)

Total Income	16,701

Expenses:
Investment advisory fees	15,973
Fund administration and transfer agent fees	1,900
Distribution fees Class II Shares	88
Administrative services fees Class I Shares	4
Administrative services fees Class II Shares	8
Custodian fees	449
Trustee fees	67
Compliance program costs (Note 3)	25
Legal fees	1,615
Printing fees	5,396
Other	97

Total expenses before earnings credit and reimbursed expenses	25,622
Earnings credit (Note 6)	(174)
Expenses reimbursed	(7,702)

Net Expenses	17,746

Net Investment Loss	(1,045)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(144,217)
Net realized losses on foreign currency transactions	(2,223)

Net realized losses from investment and foreign currency transactions	(146,440)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	40,545

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(105,895)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(106,940)

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Statement of Changes in Net Assets

NVIT
Multi-Manager
Mid Cap Growth Fund

Period Ended
June 30, 2008
\
(Unaudited)(a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$(1,045)
Net realized losses from investment and foreign currency transactions	(146,440)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	40,545

Change in net assets resulting from operations	(106,940)

Change in net assets from capital transactions	15,225,960

Change in net assets	15,119,020
Net Assets:
Beginning of period	—
End of period	$15,119,020

Accumulated net investment loss at end of period	$(1,045)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$915,854
Cost of shares redeemed	(389,072)

526,782

Class II Shares
Proceeds from shares issued	488,094
Cost of shares redeemed	(29,610)

458,484

Class Y Shares
Proceeds from shares issued	14,312,594
Cost of shares redeemed	(71,900)

14,240,694

Change in net assets from capital transactions	$15,225,960

SHARE TRANSACTIONS:
Class I Shares
Issued	85,298
Redeemed	(36,673)

48,625

Class II Shares
Issued	45,286
Redeemed	(2,778)

42,508

Class Y Shares
Issued	1,369,328
Redeemed	(6,797)

1,362,531

Total change in shares	1,453,664

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Mid Cap Growth Fund

		Investment Activities		Distributions		Ratios / Supplemental Data

									Ratio of
		Net Realized						Ratio of Net	Expenses
	Net Asset	and	Total			Net Assets	Ratio of	Investment	(Prior to
	Value,	Unrealized	from	Net Asset		at End of	Expenses	Income (Loss)	Reimbursements)
	Beginning	Gains on	Investment	Value, End	Total	Period	to Average	to Average	to Average	Portfolio
	of Period	Investments	Activities	of Period	Return (a)	(000s) (b)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.40	0.40	10.40	4.00%	506	0.85%	(0.21%)	1.08%	47.96%

Class II Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.39	0.39	10.39	3.90%	442	1.10%	(0.20%)	1.34%	47.96%

Class Y Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.40	0.40	10.40	4.00%	14,172	0.83%	(0.04%)	1.19%	47.96%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

14 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16 Semiannual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

		Level 2 — Other Significant		Level 3 — Significant
Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total

Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$13,778,185	$—	$1,224,044	$(776)	$—	$—	$15,002,229	$(776)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

18 Semiannual Report 2008

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33?% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund had no securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers

- Neuberger Berman Management Inc.

- American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.75% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $9,584 for the period ended June 30, 2008.

Effective May 1, 2008, NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.83% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

20 Semiannual Report 2008

As of June 30, 2008, the cumulative potential reimbursements for the Fund, would be:

Amount for the
Period Ended
June 30, 2008

$7,702

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $25.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $17,509,411 and sales of $3,848,547.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

22 Semiannual Report 2008

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$15,028,964	$542,235	$(568,970)	$(26,735)

10. Subsequent Event

Effective July 1, 2008, the Trust and the Adviser have entered into a written contract limiting operating expenses to 0.82% for all share classes until at least July 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative service fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

2008 Semiannual Report 23

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

24 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

26 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on November 9, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Multi-Manager Mid Cap Growth Fund (the “MCG Fund”) the NVIT Multi-Manager Large Cap Growth Fund (the “LCG Fund”), and the NVIT Multi-Manager International Growth Fund (the “International Fund”) (collectively, the “Multi-Manager Funds”), and to consider the proposed adviser, advisory services and advisory fees for the Multi. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Multi-Manager Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Multi-Manager Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Multi-Manager Funds:

1. the Multi-Manager Funds’ proposed advisory fee and anticipated ancillary benefits to NFA;
2. the Multi-Manager Funds’ proposed advisory fee in comparison to the advisory fees of the Multi-Manager Funds’ proposed competitive peer groups;
3. the Multi-Manager Funds’ proposed Lipper/Morningstar categories and benchmarks; and
4. the Multi-Manager Funds’ proposed total expenses in comparison to those of the Multi-Manager Funds’ peer groups.

Because the Multi-Manager Funds are new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Multi-Manager Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Multi-Manager Funds’ advisory agreements for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The MCG Fund.  The Board considered NFA’s recommendation to create the MCG Fund to seek long-term capital growth and that, under normal conditions, the MCG Fund would invest at least 80% of the value of its net assets in equity securities issued by mid-cap companies, utilizing a growth style of investing. The Board considered that the MCG Fund would consist of two sleeves managed by different subadvisers, and that NFA would select the subadvisers and monitor their performance on an ongoing basis. The Board considered the recommendation of American Century Investment Management, Inc. and Neuberger Berman Management Inc., each a registered investment adviser, as the subadvisers to the MCG Fund, including their capabilities, personnel, and performance history, and noted that the subadvisers would be paid by NFA out of its fees, and not by the MCG Fund. The Board considered the fees and expenses, including the expense cap, proposed for the MCG Fund. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the MCG Fund.

The Board considered the information and discussion with respect to the services proposed to be provided to the Multi-Manager Funds by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions. The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Multi-Manager Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Multi-Manager Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 29

NVIT Multi-Manager Mid Cap Value Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statement of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCV (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Multi-Manager Mid Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Mid Cap Value Fund			03/25/08	06/30/08	03/25/08 - 06/30/80*[a]	03/25/08 - 06/30/08*[a]

Class I	Actual		1,000.00	995.60	2.48	0.93
	Hypothetical	[b]	1,000.00	1,020.18	4.68	0.93

Class II	Actual		1,000.00	994.70	3.04	1.14
	Hypothetical	[b]	1,000.00	1,019.13	5.74	1.14

Class Y	Actual		1,000.00	995.90	2.27	0.85
	Hypothetical	[b]	1,000.00	1,020.57	4.28	0.85

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Mid Cap Value Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	89.5%
Repurchase Agreements	9.4%
Mutual Fund	1.9%
Exchange Traded Funds	0.9%
Liabilities in excess of other assets	-1.7%

100.0%

Top Industries

Insurance	7.7%
Oil, Gas & Consumable Fuels	6.2%
Multi-Utilities	4.1%
Commercial Services & Supplies	3.9%
Food Products	3.7%
Machinery	3.5%
Electric utilities	3.3%
Chemicals	3.3%
Energy Equipment & Services	3.1%
Natural Gas Utilities	3.0%
Other	58.2%

100.0%

Top Holdings*

Kimberly-Clark Corp.	1.6%
Bemis Co., Inc.	1.1%
Pioneer Natural Resources Co.	1.0%
BMC Software, Inc.	1.0%
PartnerRe Ltd.	1.0%
Newfield Exploration Co.	0.9%
CSX Corp.	0.9%
Oneok, Inc.	0.9%
Portland General Electric Co.	0.9%
Questar Corp.	0.9%
Other	89.8%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (89.5%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (1.1%)
Alliant Techsystems, Inc.*	1,000	$101,680
Goodrich Corp.	909	43,141
Northrop Grumman Corp.	338	22,612
Spirit Aerosystems Holdings, Inc., Class A*	756	14,500

		181,933

Airlines (0.4%)
AMR Corp.*	1,330	6,810
Continental Airlines, Inc., Class B*	674	6,814
Delta Air Lines, Inc.*	1,217	6,937
Northwest Airlines Corp.*	1,044	6,953
Southwest Airlines Co.	2,546	33,200
UAL Corp.	256	1,336
US Airways Group, Inc.*	1,258	3,145

		65,195

Auto Components (0.8%)
ArvinMeritor, Inc.	1,949	24,324
Autoliv, Inc.	1,114	51,935
Goodyear Tire & Rubber Co. (The)*	747	13,319
Johnson Controls, Inc.	284	8,145
Magna International, Inc., Class A	168	9,952
WABCO Holdings, Inc.	579	26,900

		134,575

Automobiles (1.3%)
Bayerische Motoren Werke AG (a)	979	47,033
Ford Motor Co.*	19,682	94,670
General Motors Corp.	1,403	16,135
Winnebago Industries, Inc.	4,441	45,254

		203,092

Beverages (1.5%)
Anheuser-Busch Cos., Inc.	856	53,175
Coca-Cola Enterprises, Inc.	4,052	70,100
Molson Coors Brewing Co., Class B	1,700	92,361
Pepsi Bottling Group, Inc.	1,206	33,671

		249,307

Building Products (0.2%)
Masco Corp.	1,383	21,755
USG Corp.*	479	14,164

		35,919

Capital Markets (1.5%)
AllianceBernstein Holding LP	1,138	62,226
Ameriprise Financial, Inc.	942	38,311
Invesco Ltd.	565	13,548
Legg Mason, Inc.	875	38,124
Northern Trust Corp.	1,200	82,284

		234,493

Chemicals (3.3%)
Agrium, Inc.	700	75,278
Celanese Corp., Series A	2,200	100,452
Eastman Chemical Co.	1,331	91,653
Ecolab, Inc.	789	33,919
International Flavors & Fragrances, Inc.	1,611	62,926
Lubrizol Corp.	1,330	61,619
Minerals Technologies, Inc.	340	21,620
PPG Industries, Inc.	894	51,289
Rohm & Haas Co.	857	39,799

		538,555

Commercial Banks (1.8%)
Associated Banc-Corp	2,933	56,577
Commerce Bancshares, Inc.	1,380	54,731
Marshall & Ilsley Corp.	5,426	83,181
SunTrust Banks, Inc.	1,134	41,073
United Bankshares, Inc.	903	20,724
Zions Bancorp	853	26,861

		283,147

Commercial Services & Supplies (3.9%)
Avery Dennison Corp.	1,587	69,717
Brink’s Co. (The)	1,000	65,420
Covanta Holding Corp.*	2,900	77,401
Deluxe Corp.	617	10,995
Dun & Bradstreet Corp.	176	15,425
Emulex Corp.*	4,357	50,759
HNI Corp.	3,515	62,075
Pitney Bowes, Inc.	1,861	63,460
Republic Services, Inc.	3,829	113,721
Ritchie Bros Auctioneers, Inc.	1,699	46,094
Waste Management, Inc.	1,413	53,284

		628,351

Communications Equipment (0.9%)
EchoStar Corp., A Shares*	2,600	81,172
Harris Corp.	900	45,441
Tellabs, Inc.*	3,690	17,158

		143,771

Computers & Peripherals (0.8%)
Diebold, Inc.	1,625	57,817
QLogic Corp.*	1,088	15,874
Western Digital Corp.*	1,700	58,701

		132,392

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Construction & Engineering (1.1%)
Chicago Bridge & Iron Co. NV	980	$39,024
Fluor Corp.	205	38,146
Foster Wheeler Ltd.*	973	71,175
Insituform Technologies, Inc., Class A*	224	3,412
Jacobs Engineering Group, Inc.*	142	11,459
KBR, Inc.	359	12,533

		175,749

Containers & Packaging (2.5%)
Bemis Co., Inc.	7,970	178,688
Crown Holdings, Inc.*	3,000	77,970
Owens-Illinois, Inc.*	1,800	75,042
Pactiv Corp.*	3,566	75,706

		407,406

Distributor (0.5%)
Genuine Parts Co.	2,165	85,907

Diversified Financial Services (0.3%)
Moody’s Corp.	1,400	48,216

Diversified Telecommunication Services (0.7%)
CenturyTel, Inc.	656	23,347
Embarq Corp.	1,000	47,270
Qwest Communications International, Inc.	5,987	23,529
Windstream Corp.	2,041	25,186

		119,332

Electric Utilities (3.3%)
Empire District Electric Co. (The)	2,717	50,373
IDACORP, Inc.	2,616	75,576
Pinnacle West Capital Corp.	318	9,785
Portland General Electric Co.	6,272	141,245
PPL Corp.	2,500	130,675
Sierra Pacific Resources	3,587	45,591
Westar Energy, Inc.	4,066	87,460

		540,705

Electrical Equipment (1.1%)
A.O. Smith Corp.	686	22,521
Cooper Industries Ltd., Class A	1,386	54,747
Hubbell, Inc., Class B	1,868	74,477
Rockwell Automation, Inc.	537	23,483

		175,228

Electronic Equipment & Instruments (1.8%)
Agilent Technologies, Inc.*	1,334	47,410
Celestica, Inc.*	5,007	42,209
Flextronics International Ltd.*	4,289	40,317
Littelfuse, Inc.*	648	20,444
Molex, Inc.	2,329	56,851
Tyco Electronics Ltd.	1,481	53,050
Vishay Intertechnology, Inc.*	3,674	32,588

		292,869

Energy Equipment & Services (3.1%)
BJ Services Co.	2,847	90,933
Cameron International Corp.*	1,117	61,826
ENSCO International, Inc.	222	17,924
Helix Energy Solutions Group, Inc.*	1,900	79,116
Nabors Industries Ltd.*	477	23,483
National Oilwell Varco, Inc.*	270	23,954
Noble Corp.	1,100	71,456
Smith International, Inc.	399	33,173
Transocean, Inc.*	279	42,517
Weatherford International Ltd.*	1,314	65,161

		509,543

Food & Staples Retailing (0.4%)
Kroger Co. (The)	2,500	72,175

Food Products (3.7%)
Campbell Soup Co.	2,165	72,441
ConAgra Foods, Inc.	5,747	110,802
General Mills, Inc.	253	15,375
H.J. Heinz Co.	2,572	123,070
Hershey Co. (The)	1,232	40,385
Kellogg Co.	1,328	63,770
Kraft Foods, Inc., Class A	3,922	111,581
Maple Leaf Foods, Inc.	3,795	40,690
Ralcorp Holdings, Inc.*	326	16,117
Reddy Ice Holdings, Inc.	748	10,233

		604,464

Health Care Equipment & Supplies (1.9%)
Beckman Coulter, Inc.	1,689	114,058
Boston Scientific Corp.*	1,363	16,751
Hospira, Inc.*	2,696	108,137
Symmetry Medical, Inc.*	1,776	28,807
Zimmer Holdings, Inc.*	527	35,862

		303,615

Health Care Providers & Services (1.6%)
CIGNA Corp.	1,300	46,007
Laboratory Corp. of America Holdings *	400	27,852
LifePoint Hospitals, Inc.*	1,186	33,564
McKesson Corp.	290	16,214
Quest Diagnostics, Inc.	800	38,776
Universal Health Services, Inc., Class B	1,627	102,859

		265,272

6 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Health Care Technology (0.2%)
IMS Health, Inc.	1,524	$35,509

Hotels, Restaurants & Leisure (1.6%)
International Speedway Corp., Class A	2,645	103,234
Royal Caribbean Cruises Ltd.	2,433	54,670
Speedway Motorsports, Inc.	4,668	95,134

		253,038

Household Durables (1.0%)
Centex Corp.	241	3,222
D.R. Horton, Inc.	379	4,112
KB Home	235	3,979
Mohawk Industries, Inc.*	314	20,127
Pulte Homes, Inc.	333	3,207
Stanley Works (The)	1,252	56,127
Whirlpool Corp.	1,082	66,792

		157,566

Household Products (2.0%)
Clorox Co.	1,268	66,190
Kimberly-Clark Corp.	4,240	253,467

		319,657

Independent Power Producers & Energy Traders (0.1%)
Mirant Corp.*	326	12,763

Industrial Conglomerates (1.0%)
McDermott International, Inc.*	717	44,375
Textron, Inc.	1,451	69,547
Walter Industries, Inc.	400	43,508

		157,430

Information Technology Services (1.9%)
Automatic Data Processing, Inc.	405	16,970
Computer Sciences Corp.*	820	38,409
Electronic Data Systems Corp.	1,933	47,629
Global Payments, Inc.	950	44,270
Hewitt Associates, Inc., Class A*	2,725	104,449
Total System Services, Inc.	2,600	57,772

		309,499

Insurance (7.7%)
ACE Ltd.	682	37,571
Allstate Corp. (The)	1,239	56,486
AON Corp.	1,983	91,099
Arch Capital Group Ltd.*	1,000	66,320
Arthur J. Gallagher & Co.	2,376	57,262
Assurant, Inc.	1,994	131,524
Axis Capital Holdings Ltd.	1,258	37,501
Chubb Corp.	919	45,040
Everest Re Group Ltd.	1,140	90,870
Genworth Financial, Inc., Class A	1,583	28,193
Hartford Financial Services Group, Inc.	689	44,489
HCC Insurance Holdings, Inc.	558	11,796
Horace Mann Educators Corp.	2,274	31,882
Lincoln National Corp.	857	38,839
Loews Corp.	343	16,087
Marsh & McLennan Cos., Inc.	4,777	126,829
PartnerRe Ltd.	2,218	153,330
Principal Financial Group, Inc.	797	33,450
RenaissanceRe Holdings Ltd.	1,000	44,670
W.R. Berkley Corp.	1,400	33,824
Willis Group Holdings Ltd.	741	23,245
XL Capital Ltd., Class A	2,368	48,686

		1,248,993

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	678	24,218
Polaris Industries, Inc.	556	22,451
RC2 Corp.*	609	11,303

		57,972

Life Sciences Tools & Services (0.5%)
PerkinElmer, Inc.	2,900	80,765

Machinery (3.5%)
AGCO Corp.*	557	29,192
Altra Holdings, Inc.*	2,772	46,597
Cummins, Inc.	1,072	70,237
Dover Corp.	706	34,149
Eaton Corp.	1,285	109,187
Ingersoll-Rand Co. Ltd., Class A	1,797	67,262
Kaydon Corp.	349	17,942
Manitowoc Co., Inc. (The)	1,268	41,248
Navistar International Corp.*	275	18,101
Pall Corp.	1,900	75,392
Parker Hannifin Corp.	143	10,199
Terex Corp.*	678	34,829
Timken Co.	335	11,035

		565,370

Media (0.8%)
Interpublic Group of Cos., Inc.*	2,715	23,349
McGraw-Hill Cos., Inc. (The)	1,450	58,174
National CineMedia, Inc.	1,584	16,885
Regal Entertainment Group, Class A	1,945	29,720

		128,128

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Metals & Mining (0.7%)
Freeport-McMoRan Copper & Gold, Inc.	439	$51,446
Newmont Mining Corp.	323	16,848
Nucor Corp.	487	36,364

		104,658

Multi-Utilities (4.1%)
Ameren Corp.	1,394	58,869
CenterPoint Energy, Inc.	5,300	85,065
Consolidated Edison, Inc.	1,155	45,149
DTE Energy Co.	285	12,095
Energy East Corp.	654	16,167
NiSource, Inc.	632	11,325
OGE Energy Corp.	1,800	57,078
Puget Energy, Inc.	1,105	26,509
Sempra Energy	1,947	109,908
TECO Energy, Inc.	5,900	126,791
Wisconsin Energy Corp.	1,414	63,941
Xcel Energy, Inc.	2,325	46,663

		659,560

Multiline Retail (1.1%)
Family Dollar Stores, Inc.	3,521	70,209
J.C. Penney Co., Inc.	279	10,125
Kohl’s Corp.*	1,073	42,963
Macy’s, Inc.	1,985	38,548
Nordstrom, Inc.	337	10,211

		172,056

Natural Gas Utilities (3.0%)
AGL Resources, Inc.	1,043	36,067
Equitable Resources, Inc.	1,234	85,220
Oneok, Inc.	2,900	141,607
Questar Corp.	1,933	137,320
Southwest Gas Corp.	1,756	52,206
WGL Holdings, Inc.	994	34,532

		486,952

Oil, Gas & Consumable Fuels (6.2%)
Apache Corp.	404	56,156
Chesapeake Energy Corp.	473	31,199
CONSOL Energy, Inc.	500	56,185
El Paso Corp.	5,946	129,266
Enbridge, Inc.	1,482	63,993
Forest Oil Corp.*	600	44,700
Frontier Oil Corp.	156	3,730
Hess Corp.	220	27,762
Murphy Oil Corp.	800	78,440
Newfield Exploration Co.*	2,337	152,489
Overseas Shipholding Group, Inc.	800	63,616
PetroHawk Energy Corp.*	1,100	50,941
Pioneer Natural Resources Co.	2,061	161,335
Southwestern Energy Co.*	1,114	53,038
Sunoco, Inc.	419	17,049
Tesoro Corp.	354	6,999
Ultra Petroleum Corp.*	82	8,052

		1,004,950

Paper & Forest Products (0.9%)
MeadWestvaco Corp.	3,618	86,253
Weyerhaeuser Co.	1,046	53,493

		139,746

Pharmaceuticals (1.0%)
Barr Pharmaceuticals, Inc.*	825	37,191
Bristol-Myers Squibb Co.	1,434	29,440
King Pharmaceuticals, Inc.*	1,348	14,114
Mylan, Inc.*	4,030	48,642
Watson Pharmaceuticals, Inc.*	1,279	34,750

		164,137

Real Estate Investment Trusts (REITs) (2.8%)
Boston Properties, Inc.	1,067	96,265
Equity Residential	899	34,405
Host Hotels & Resorts, Inc.	1,158	15,807
Nationwide Health Properties, Inc.	2,200	69,278
Plum Creek Timber Co., Inc.	1,900	81,149
Public Storage	274	22,136
Rayonier, Inc.	2,162	91,799
Realty Income Corp.	445	10,128
Simon Property Group, Inc.	352	31,641

		452,608

Real Estate Management & Development (0.1%)
St. Joe Co. (The)	447	15,341

Road & Rail (1.7%)
Canadian Pacific Railway Ltd.	600	39,684
CSX Corp.	2,409	151,309
Heartland Express, Inc.	1,971	29,388
Kansas City Southern *	1,396	61,410

		281,791

Semiconductors & Semiconductor Equipment (1.7%)
Intersil Corp., Class A	1,332	32,394
KLA-Tencor Corp.	1,029	41,891
LSI Corp.*	7,468	45,853
Maxim Integrated Products, Inc.	1,851	39,149
Microchip Technology, Inc.	1,243	37,961
Micron Technology, Inc.*	4,695	28,170
National Semiconductor Corp.	1,988	40,834
Teradyne, Inc.*	1,515	16,771

		283,023

8 Semiannual Report 2008

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Software (2.0%)
BMC Software, Inc.*	4,437	$159,732
McAfee, Inc.*	1,170	39,815
Sybase, Inc.*	3,300	97,086
Synopsys, Inc.*	1,434	34,287

		330,920

Specialty Retail (1.4%)
Bed Bath & Beyond, Inc.*	849	23,857
Lowe’s Cos., Inc.	2,168	44,986
Ross Stores, Inc.	1,900	67,488
Sherwin-Williams Co. (The)	733	33,667
TJX Cos., Inc.	1,800	56,646

		226,644

Textiles, Apparel & Luxury Goods (0.4%)
Liz Claiborne, Inc.	836	11,830
V.F. Corp.	635	45,199

		57,029

Thrifts & Mortgage Finance (1.3%)
New York Community Bancorp, Inc.	4,200	74,928
People’s United Financial, Inc.	6,575	102,570
Washington Federal, Inc.	2,175	39,367

		216,865

Tobacco (0.6%)
Lorillard, Inc.*	1,398	96,686

Trading Companies & Distributors (0.2%)
Interline Brands, Inc.*	1,489	23,720
W.W. Grainger, Inc.	196	16,033

		39,753

Water Utility (0.1%)
American Water Works Co., Inc.*	1,002	22,224

Total Common Stocks		14,512,844

Mutual Fund (1.9%) (b)

AIM Liquid Assets Portfolio	314,619	314,619

Total Mutual Fund		314,619

Exchange Traded Fund (0.9%)

iShares S&P MidCap 400 Index Fund	1,860	151,590

Total Exchange Traded Fund		151,590

Repurchase Agreements (9.4%)
	Shares or
	Principal Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $649,060, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $661,998	$649,017	$649,017
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $876,363, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $893,832	876,306	876,306

Total Repurchase Agreements		1,525,323

Total Investments (Cost $17,163,160) (c) — 101.7%		16,504,376

Liabilities in excess of other assets — (1.7)%		(279,831)

NET ASSETS — 100.0%		$16,224,545

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At June 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	07/31/08	37,035	$(36,601)	$(36,314)	$287
Euro	07/31/08	(30,200)	(47,451)	(47,464)	(13)

Total Short Contracts			$(84,052)	$(83,778)	$274

Long Contracts:
Euro	07/31/08	151	$237	$237	$–
Euro	07/31/08	151	237	236	(1)
Euro	07/31/08	140	220	220	–
Euro	07/31/08	203	319	318	(1)

Total Long Contracts			$1,013	$1,011	$(2)

10 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT Multi-Manager
Mid Cap Value Fund

Assets:
Investments, at value (cost $15,637,837)	$14,979,053
Repurchase agreements, at cost and value	1,525,323

Total Investments	16,504,376

Foreign currencies, at value (cost $551)	556
Interest and dividends receivable	20,223
Receivable for capital shares issued	526,516
Receivable for investments sold	236,699
Unrealized appreciation on forward foreign currency contracts	287
Reclaims receivable	40
Prepaid expenses and other assets	1,759

Total Assets	17,290,456

Liabilities:
Cash overdraft	64,502
Payable for investments purchased	993,113
Unrealized depreciation on forward foreign currency contracts	15
Unrealized depreciation on spot foreign currency contracts	12
Payable for capital shares redeemed	3
Accrued expenses and other payables:
Investment advisory fees	7,099
Fund administration and transfer agent fees	291
Distribution fees	37
Administrative services fees	4
Custodian fees	31
Trustee fees	46
Compliance program costs (Note 3)	3
Other	755

Total Liabilities	1,065,911

Net Assets	$16,224,545

Represented by:
Capital	$16,786,232
Accumulated net investment income	5,290
Accumulated net realized gains from investment and foreign currency transactions	91,532
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(658,509)

Net Assets	$16,224,545

Net Assets:
Class I Shares	$9,954
Class II Shares	243,311
Class Y Shares	15,971,280

Total	$16,224,545

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,002
Class II Shares	24,496
Class Y Shares	1,607,055

Total	1,632,553

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statement of Assets and Liabilities (Continued)

	NVIT Multi-Manager
	Mid Cap Value Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.94	(a)
Class II Shares	$9.93
Class Y Shares	$9.94

(a)	The NAV reported above represents the traded NAV at June 30, 2008. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT Multi-Manager
Mid Cap Value Fund

INVESTMENT INCOME:
Interest income	$4,168
Dividend income	51,235
Foreign tax withholding	(100)

Total Income	55,303

Expenses:
Investment advisory fees	19,719
Fund administration and transfer agent fees	2,057
Distribution fees Class II Shares	50
Administrative services fees Class I Shares	3
Administrative services fees Class II Shares	1
Custodian fees	891
Trustee fees	104
Compliance program costs (Note 3)	21
Printing fees	5,520
Other	1,181

Total expenses before earnings credit and reimbursed expenses	29,547
Earnings credit (Note 6)	(260)
Expenses reimbursed	(6,818)

Net Expenses	22,469

Net Investment Income	32,834

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	91,688
Net realized losses on foreign currency transactions	(156)

Net realized gains from investment and foreign currency transactions	91,532
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(658,509)

Net realized/unrealized losses on investments and translation of assets and liabilities denominated in foreign currencies	(566,977)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(534,143)

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Statement of Changes in Net Assets

NVIT
Multi-Manager
Mid Cap Value Fund

Period Ended
June 30, 2008
(Unaudited) (a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$32,834
Net realized gains from investment and foreign currency transactions	91,532
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(658,509)

Change in net assets resulting from operations	(534,143)

Distributions to Shareholders From:
Net investment income:
Class I	(16)
Class II	(316)
Class Y	(27,212)

Change in net assets from shareholder distributions	(27,544)

Change in net assets from capital transactions	16,786,232

Change in net assets	16,224,545

Net Assets:
Beginning	–

End of period	$16,224,545

Accumulated net investment income at end of period	$5,290

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,000
Dividends reinvested	16

10,016

Class II Shares
Proceeds from shares issued	262,252
Dividends reinvested	316
Cost of shares redeemed	(5,384)

257,184

Class Y Shares
Proceeds from shares issued	16,552,825
Dividends reinvested	27,210
Cost of shares redeemed	(61,003)

16,519,032

Change in net assets from capital transactions	$16,786,232

See accompanying notes to financial statements.

14 Semiannual Report 2008

NVIT
Multi-Manager
Mid Cap Value Fund

Period Ended
June 30, 2008
(Unaudited) (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,000
Reinvested	2

1,002

Class II Shares
Issued	24,962
Reinvested	31
Redeemed	(497)

24,496

Class Y Shares
Issued	1,610,347
Reinvested	2,644
Redeemed	(5,936)

1,607,055

Total change in shares	1,632,553

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 15

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Mid Cap Value Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset			at End	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total		of Period	to Average	to Average	to Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)		(000s) (b)	Net Assets (b)	Net Assets (b)	Assets (b)(c)	Turnover (d)
Class I Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.04	(0.08)	(0.04)	(0.02)	(0.02)	9.94	(0.44%	)	10	0.93%	1.12%	1.24%	18.73%
Class II Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.02	(0.07)	(0.05)	(0.02)	(0.02)	9.93	(0.53%	)	243	1.14%	1.12%	1.30%	18.73%
Class Y Shares
Period ended June 30, 2008 (Unaudited) (e)	10.00	0.02	(0.06)	(0.04)	(0.02)	(0.02)	9.94	(0.41%	)	15,971	0.85%	1.25%	1.11%	18.73%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

16 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may           include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

18 Semiannual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

		Level 2 — Other Significant		Level 3 — Significant
Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total

Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$14,898,569	$—	$1,605,807	$(272)	$—	$—	$16,504,376	$(272)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular           currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

20 Semiannual Report 2008

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund had no securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

2008 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers

- Riversource Investments, LLC

- Thompson, Siegel & Walmsley LLC

- American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.75% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $11,831 for the period ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.81% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

22 Semiannual Report 2008

As of June 30, 2008, the cumulative potential reimbursements for the Fund, would be:

Amount for the
Period Ended
June 30, 2008

$6,818

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s

2008 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such costs amounted to $21.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $17,058,678 and sales of $1,827,148.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

24 Semiannual Report 2008

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$17,186,585	$364,859	$(1,047,068)	$(682,209)

2008 Semiannual Report 25

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

26 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 27

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

28 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 29

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Multi-Manager Mid Cap Value Fund (the “MCV Fund”), and to consider the proposed adviser, advisory services and advisory fees for such Fund. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the MCV Fund.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the MCV Fund’s proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the MCV Fund:

1. the MCV Fund’s proposed advisory fee and anticipated ancillary benefits to NFA;
2. the MCV Fund’s proposed advisory fee in comparison to the advisory fees of the MCV Fund’s proposed competitive peer groups;
3. the MCV Fund’s proposed Lipper/Morningstar categories and benchmarks; and
4. the MCV Fund’s proposed total expenses in comparison to those of the MCV Fund’s peer groups.

Because the MCV Fund is new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the MCV Fund. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the MCV Fund’s advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

The Board considered NFA’s recommendation to create the MCV Fund to seek long term capital appreciation, and that under normal conditions, the MCV Fund would invest at least 80% of the value of its net assets in equity securities issued by mid-cap companies, utilizing a value style of investing. The Board noted that the MCV Fund would consist of three sleeves managed by different subadvisers, and that NFA would select the subadvisers and monitor their performance on an ongoing basis. The Board considered the recommendation of RiverSource Investments, LLC, American Century Investment Management, Inc., and Thompson, Siegel & Walmsley LLC, each a registered investment adviser, as the subadvisers to the MCV Fund, including their capabilities, personnel, and performance history, and noted that the subadvisers would be paid by NFA out of its fees, and not by the MCV Fund. The Board considered the fees and expenses proposed, and noted the expense cap proposed by NFA. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the MCV Fund. The Board considered the information and discussion with respect to the services proposed to be provided to the MCV Fund by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions.

The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the MCV Fund through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the MCV Fund’s advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 31

NVIT Short Term Bond Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-STB (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Short Term Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Short Term Bond Fund			03/25/08	06/30/08	03/25/08 – 06/30/08*(a)	03/25/08 – 06/30/08*(a)

Class I	Actual		1,000.00	999.50	1.74	0.65
	Hypothetical	(b)	1,000.00	1,021.57	3.27	0.65

Class II	Actual		1,000.00	999.60	2.41	0.90
	Hypothetical	(b)	1,000.00	1,020.32	4.53	0.90

Class Y	Actual		1,000.00	999.80	1.34	0.50
	Hypothetical	(b)	1,000.00	1,022.31	2.52	0.50

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Short Term Bond Fund
June 30, 2008 (Unaudited)

Asset Allocation

U.S. Government Sponsored & Agency Obligations	34.2%
Corporate Bonds	26.1%
Repurchase Agreements	20.6%
Commercial Mortgage Backed Securities	13.5%
Asset-Backed Securities	2.6%
Other assets in excess of liabilities	3.0%

100.0%

Top Industries

Diversified Financial Services	15.8%
Electric Utilities	6.9%
Telecommunications	3.7%
Media	3.6%
Oil, Gas & Consumable Fuels	2.3%
Health Care Equipment & Supplies	1.9%
Credit Card Loans	1.5%
Metals & Mining	1.4%
Other Financial	1.2%
Food Processor	1.2%
Other	60.5%

100.0%

Top Holdings*

U.S. Treasury Notes 3.13%, 09/15/08	14.3%
U.S. Treasury Notes 2.13%, 04/30/10	7.9%
Federal Home Loan Bank System, 4.75%, 04/24/09	5.8%
U.S. Treasury Notes 3.50%, 05/31/13	2.9%
Federal Home Loan Mortgage Corp., 2.38%, 05/28/10	2.2%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1.9%
Covidien International Finance SA, 5.45%, 10/15/12	1.8%
Time Warner Cable, Inc., 6.20%, 07/01/13	1.7%
FPL Group Capital, Inc., 5.35%, 06/15/13	1.7%
LB-UBS Commercial Mortgage Trust Series 2005-C2, Class A3, 4.91%, 04/15/30	1.7%
Other	58.1%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities (2.6%)
	Principal
	Amount	Value

Auto Loan (1.1%) (a)
Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A, 2.57%, 01/15/12	$500,000	$477,166

Credit Card Loans (1.5%)
Advanta Business Card Master Trust, Series 2007-A2, Class A2, 5.00%, 03/20/13	255,000	258,248
National City Credit Card Master Trust, Series 2008-2, Class A, 4.65%, 11/15/11	375,000	374,906

		633,154

Total Asset-Backed Securities		1,110,320

Commercial Mortgage Backed Securities (13.5%)

Diversified Financial Services (13.5%)
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.13%, 07/10/42	515,000	512,092
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16, Class A4, 4.32%, 02/13/46	600,000	584,278
Commercial Mortgage Pass-Through Certificates, Series 2001-J1A, Class C, 6.83%, 02/14/34 (a)(b)	375,000	387,747
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	353,598	360,770
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A3, 5.14%, 06/15/29 (a)	600,000	596,197
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	342,394
Series 2005-C2, Class A3, 4.91%, 04/15/30	750,000	742,591
Series 2007-C6, Class A2, 5.85%, 07/15/40	750,000	742,019
Morgan Stanley Capital I Series 2006-HQ9, Class A3, 5.71%, 07/12/44	750,000	739,065
Series 2005-T19, Class A2, 4.73%, 06/12/47	415,000	411,815
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4, 6.39%, 10/15/35	500,000	511,984

Total Commercial Mortgage Backed Securities		5,930,952

Corporate Bonds (26.1%)
	Principal
	Amount	Value

Diversified Financial Services (2.3%)
General Electric Capital Corp., 4.88%, 10/21/10	$500,000	$507,861
Textron Financial Corp., 5.13%, 11/01/10	500,000	506,860

		1,014,721

Electric Utilities (5.2%)
FPL Group Capital, Inc., 5.35%, 06/15/13	750,000	760,183
Northern States Power, 4.75%, 08/01/10	500,000	506,693
Pacific Gas & Electric Co., 4.20%, 03/01/11	500,000	495,807
Pacificorp, 7.00%, 07/15/09	500,000	514,411

		2,277,094

Food Processor (1.2%)
General Mills, Inc., 5.65%, 09/10/12	500,000	509,831

Health Care Equipment & Supplies (1.9%) (b)
Covidien International Finance SA, 5.45%, 10/15/12	800,000	811,015

Insurance (1.1%)
Principal Life Income Funding Trusts, 5.30%, 12/14/12	500,000	500,280

Media (3.6%)
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	750,000	825,575
Time Warner Cable, Inc., 6.20%, 07/01/13	750,000	762,650

		1,588,225

Metals & Mining (1.4%)
WMC Finance USA Ltd., 5.13%, 05/15/13	600,000	600,448

Oil, Gas & Consumable Fuels (2.3%)
Energy Transfer Partners LP, 6.00%, 07/01/13	500,000	504,494
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	500,000	515,388

		1,019,882

Oilfield Machinery & Services (1.1%)
Weatherford International Ltd., 5.15%, 03/15/13	500,000	497,088

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal
	Amount	Value

Other Financial (1.2%)
HSBC Finance Corp., 6.38%, 10/15/11	$500,000	$511,373

Pharmaceutical (1.1%)
Amgen, Inc., 4.00%, 11/18/09	500,000	500,542

Telecommunications (3.7%)
Bellsouth Capital Funding Corp., 7.75%, 02/15/10	500,000	525,587
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	566,788
Verizon Global Funding Corp., 7.25%, 12/01/10	500,000	530,825

		1,623,200

Total Corporate Bonds		11,453,699

U.S. Government Sponsored & Agency Obligations (34.2%)

Federal Home Loan Bank System, 4.75%, 04/24/09	2,500,000	2,537,935
Federal Home Loan Mortgage Corp., 2.38%, 05/28/10	1,000,000	985,421
U.S. Treasury Notes
3.13%, 09/15/08	6,235,000	6,251,560
2.00%, 02/28/10	250,000	248,184
2.13%, 04/30/10	3,500,000	3,474,569
3.13%, 04/30/13	250,000	247,910
3.50%, 05/31/13	1,250,000	1,259,277

Total U.S. Government Sponsored & Agency Obligations		15,004,856

Repurchase Agreements (20.6%)
	Principal
	Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $3,846,341, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $3,923,011	$3,846,089	$3,846,089
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $5,193,345, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $5,296,864	5,193,004	5,193,004

Total Repurchase Agreements		9,039,093

Total Investments (Cost $42,654,009) (c) — 97.0%		42,538,920

Other assets in excess of liabilities — 3.0%		1,327,489

NET ASSETS — 100.0%		$43,866,409

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 2.7% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Short Term
Bond Fund

Assets:
Investments, at value (cost $33,614,916)	$33,499,827
Repurchase agreements, at cost and value	9,039,093

Total Investments	42,538,920

Interest receivable	284,862
Receivable for capital shares issued	1,056,764

Total Assets	43,880,546

Liabilities:
Payable for capital shares redeemed	135
Accrued expenses and other payables:
Investment advisory fees	6,599
Fund administration and transfer agent fees	3,220
Distribution fees	328
Administrative services fees	254
Custodian fees	2,299
Trustee fees	160
Compliance program costs (Note 3)	60
Other	1,082

Total Liabilities	14,137

Net Assets	$43,866,409

Represented by:
Capital	$43,976,720
Accumulated net investment income	38,007
Accumulated net realized losses from investment transactions	(33,229)
Net unrealized appreciation/(depreciation) from investments	(115,089)

Net Assets	$43,866,409

Net Assets:
Class I Shares	$10,001
Class II Shares	2,256,276
Class Y Shares	41,600,132

Total	$43,866,409

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,004
Class II Shares	226,548
Class Y Shares	4,174,288

Total	4,401,840

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.96
Class II Shares	$9.96
Class Y Shares	$9.97

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT
Short Term
Bond Fund

INVESTMENT INCOME:
Interest income	$234,687

Total Income	234,687

Expenses:
Investment advisory fees	28,466
Fund administration and transfer agent fees	7,287
Distribution fees Class II Shares	417
Administrative services fees Class I Shares	4
Administrative services fees Class II Shares	250
Custodian fees	4,598
Trustee fees	359
Compliance program costs (Note 3)	71
Printing fees	4,785
Other	1,720

Total expenses before earnings credit and reimbursed expenses	47,957
Earnings credit (Note 5)	(2,299)
Expenses reimbursed	(4,322)

Net Expenses	41,336

Net Investment Income	193,351

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(33,229)
Net change in unrealized appreciation/(depreciation) from investments	(115,089)

Net realized/unrealized losses from investments	(148,318)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$45,033

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Changes in Net Assets

NVIT Short Term
Bond Fund

Period Ended
June 30, 2008 (a)
(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$193,351
Net realized losses from investment transactions	(33,229)
Net change in unrealized appreciation/(depreciation) from investments	(115,089)

Change in net assets resulting from operations	45,033

Distributions to Shareholders From:
Net investment income:
Class I	(35)
Class II	(7,107)
Class Y	(148,202)

Change in net assets from shareholder distributions	(155,344)

Change in net assets from capital transactions	43,976,720

Change in net assets	43,866,409

Net Assets:
Beginning of period	–

End of period	$43,866,409

Accumulated net investment income at end of period	$38,007

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,000
Dividends reinvested	35

10,035

Class II Shares
Proceeds from shares issued	2,623,663
Dividends reinvested	7,107
Cost of shares redeemed	(372,748)

2,258,022

Class Y Shares
Proceeds from shares issued	41,926,792
Dividends reinvested	148,198
Cost of shares redeemed	(366,327)

41,708,663

Change in net assets from capital transactions	$43,976,720

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Changes in Net Assets (Continued)

NVIT Short Term
Bond Fund

Period Ended
June 30, 2008 (a)
(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,000
Reinvested	4

1,004

Class II Shares
Issued	263,150
Reinvested	716
Redeemed	(37,318)

226,548

Class Y Shares
Issued	4,196,133
Reinvested	14,924
Redeemed	(36,769)

4,174,288

Total change in shares	4,401,840

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Short Term Bond Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and								Ratio of	Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Expenses	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset			at End of	to Average	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total		Period	Net	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)		(000s)	Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.06	(0.07)	(0.01)	(0.03)	(0.03)	9.96	(0.05%	)	10	0.65%	2.19%	0.71%	14.99%

Class II Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.06	(0.06)	–	(0.04)	(0.04)	9.96	(0.04%	)	2,256	0.90%	2.33%	0.91%	14.99%

Class Y Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.07	(0.06)	0.01	(0.04)	(0.04)	9.97	(0.02%	)	41,600	0.50%	2.37%	0.55%	14.99%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.
(f)	Net investment income (loss) is based on average shares outstanding during the period.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Short Term Bond Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 —	Significant	Significant	Total
Quoted Prices	Observable Inputs	Unobservable Inputs	Investments

$42,538,920	$—	$—	$42,538,920

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

14 Semiannual Report 2008

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have any securities on loan as of June 30, 2008.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be

16 Semiannual Report 2008

sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.35% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $8,133 for the period ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.50% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

Amount
Period Ended
June 30, 2008

$4,322

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s

18 Semiannual Report 2008

Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such cost amounted to $71.

For the period ended June 30, 2008, the Adviser or affiliates the Adviser directly held 57% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $40,271,841 and sales of $3,966,705.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$42,663,933	$44,223	$(169,236)	$(125,013)

20 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 25

Supplemental Information (Unaudited)
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Short Term Bond Fund, the Neuberger Berman NVIT Socially Responsible Fund, the Neuberger Berman NVIT Multi Cap Opportunities Fund, and the Van Kampen NVIT Real Estate Fund (the “New Funds”), and to consider the proposed adviser, advisory services and advisory fees for New Fund. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the New Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the New Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the New Funds:

1. the New Funds’ proposed advisory fee and anticipated ancilliary benefits to NFA;

2. the New Funds’ proposed advisory fee in comparison to the advisory fees of the New Funds’ proposed competitive peer groups;

3. the New Funds’ proposed Lipper/Morningstar categories and benchmarks; and

4. the New Funds’ proposed total expenses in comparison to those of the New Fund’s peer groups.

Because the New Funds are new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the New Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the New Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

NVIT Short Term Bond Fund.  The Board considered that the NVIT Short Term Bond Fund would seek to provide a high level of current income while preserving capital and minimizing fluctuations in share value, and that under normal circumstances, the Fund will invest primarily in U.S. government securities, U.S. government agency securities and corporate bonds that are investment grade. The Board noted that the NVIT Short Term Bond Fund would be managed by a single subadviser, and that NFA would select the subadviser and monitor its performance on an ongoing basis. The Board considered that Nationwide Asset Management, LLC (“NWAM”), a registered investment adviser and affiliate of NFA, was recommended by NFA to provide subadvisory services to the NVIT Short Term Bond Fund, and the Board further considered the capabilities, personnel, and performance history of NWAM, noting that the subadviser would be paid by NFA out of its fees, and not by the NVIT Short Term Bond Fund. The Board considered the fees and expenses proposed, and noted the expense cap proposed by NFA. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the NVIT Short Term Bond Fund.

The Board considered the information and discussion with respect to the services proposed to be provided to the New Funds by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions. The Board discussed with NFA and its affiliates the proposed marketing and distribution plans for the New Funds. The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the New Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the New Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

26 Semiannual Report 2008

NVIT Core Bond Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CB (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	NVIT Core Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Core Bond Fund			03/25/08	06/30/08	03/25/08 – 06/30/08*(a)	03/25/08 – 06/30/08*(a)

Class I	Actual		1,000.00	989.10	1.57	0.59
	Hypothetical	(b)	1,000.00	1,021.87	2.97	0.59

Class II	Actual		1,000.00	987.40	2.21	0.83
	Hypothetical	(b)	1,000.00	1,020.67	4.18	0.83

Class Y	Actual		1,000.00	988.50	1.46	0.55
	Hypothetical	(b)	1,000.00	1,022.07	2.77	0.55

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	NVIT Core Bond Fund
June 30, 2008 (Unaudited)

Asset Allocation

U.S. Government Sponsored & Agency Obligations	39.7%
Corporate Bonds	31.2%
Commercial Mortgage Backed Securities	18.0%
Repurchase Agreements	8.5%
Asset-Backed Securities	1.9%
Other assets in excess of liabilities	0.7%

100.0%

Top Industries

Diversified Financial Services	20.2%
Electric Utilities	4.5%
Media	3.5%
Telecommunications	3.4%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.4%
Metals & Mining	1.4%
Other Financial	1.1%
Health Care Equipment & Supplies	1.1%
Insurance	1.1%
Other	58.2%

100.0%

Top Holdings*

U.S. Treasury Notes 3.88%, 05/15/18	10.4%
U.S. Treasury Notes 2.75%, 02/28/13	8.1%
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	5.9%
Federal National Mortgage Association, 3.25%, 04/09/13	5.4%
U.S. Treasury Notes 3.50%, 05/31/13	3.4%
U.S. Treasury Notes 2.13%, 04/30/10	3.3%
U.S. Treasury Notes 2.00%, 02/28/10	2.6%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1.8%
FPL Group Capital, Inc., 5.35%, 06/15/13	1.7%
Florida Power Corp., 5.65%, 06/15/18	1.7%
Time Warner Cable, Inc., 7.30%, 07/01/38	1.7%
Other	54.0%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities (1.9%)
	Principal
	Amount	Value

Auto Loan (1.1%) (a)
Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A, 2.57%, 01/15/12	$500,000	$477,166

Credit Card Loans (0.8%)
National City Credit Card Master Trust, Series 2008-2, Class A, 4.65%, 11/15/11	375,000	374,906

Total Asset-Backed Securities		852,072

Commercial Mortgage Backed Securities (18.0%)
Diversified Financial Services (18.0%)
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3, 4.13%, 07/10/42	515,000	512,092
Series 2005-2, Class AM, 4.91%, 07/10/43 (a)	700,000	652,072
Bear Stearns Commercial Mortgage Securities
Series 2006-T22, Class AM, 5.63%, 04/12/38 (a)	500,000	461,611
Series 2004-T16, Class A4, 4.32%, 02/13/46	600,000	584,278
Commercial Mortgage Pass-Through Certificates, Series 2001-J1A, Class C, 6.83%, 02/14/34 (a)(b)	375,000	387,747
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	669,650
GS Mortgage Securities Corp. II, 5.80%, 08/10/45 (a)	600,000	573,724
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class A3, 6.26%, 03/15/33	353,598	360,770
Series 2008-C2, Class A4, 6.07%, 02/12/51	500,000	483,281
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.14%, 06/15/29 (a)	600,000	596,197
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	342,394
Series 2007-C6, Class A2, 5.85%, 07/15/40	750,000	742,019
Series 2008-C1, Class A2, 6.15%, 04/15/41 (a)	500,000	487 ,551
Morgan Stanley Capital I, Series 2006-HQ9, Class A3, 5.71%, 07/12/44	750,000	739,065
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4, 6.39%, 10/15/35	500,000	511,984

Total Commercial Mortgage Backed Securities		8,104,435

Corporate Bonds (31.2%)
Banks (3.1%) (a)
Bank of America Corp., 8.00%, 12/29/49	750,000	702,652
JPMorgan Chase & Co., 7.90%, 04/29/49	750,000	703,230

		1,405,882

Beverages (0.8%) (b)
Dr Pepper Snapple Group, Inc., 7.45%, 05/01/38	350,000	367,291

Diversified Financial Services (2.2%)
John Deere Capital Corp., 4.50%, 04/03/13	500,000	493,756
Textron Financial Corp., 5.13%, 11/01/10	500,000	506,860

		1,000,616

Electric Utilities (4.5%)
Florida Power Corp., 5.65%, 06/15/18	750,000	756,905
FPL Group Capital, Inc., 5.35%, 06/15/13	750,000	760,183
Public Service Co. of Colorado, 4.88%, 03/01/13	500,000	501,808

		2,018,896

Electronic Equipment & Instruments (1.1%)
General Electric Co., 5.25%, 12/06/17	500,000	480,666

Food Products (1.1%)
General Mills, Inc., 5.20%, 03/17/15	500,000	488,143

Health Care Equipment & Supplies (1.1%) (b)
Covidien International Finance SA, 6.55%, 10/15/37	500,000	504,305

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal
	Amount	Value

Insurance (1.1%)
Principal Life Income Funding Trusts, 5.30%, 12/14/12	$500,000	$500,280

Media (3.5%)
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	750,000	825,575
Time Warner Cable, Inc., 7.30%, 07/01/38	750,000	745,388

		1,570,963

Metals & Mining (1.4%)
WMC Finance USA Ltd., 5.13%, 05/15/13	600,000	600,448

Oil, Gas & Consumable Fuels (2.4%)
Energy Transfer Partners LP, 6.00%, 07/01/13	500,000	504,493
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	600,000	584,552

		1,089,045

Oilfield Machinery & Services (1.1%)
Weatherford International Ltd., 5.15%, 03/15/13	500,000	497,088

Other Financial (1.1%)
HSBC Finance Corp., 6.38%, 10/15/11	500,000	511,373

Pharmaceutical (1.1%)
Amgen, Inc., 5.85%, 06/01/17	500,000	492,483

Pipelines (1.1%) (b)
Northwest Pipeline Corp., 6.05%, 06/15/18	500,000	493,691

Specialty Retail (1.1%) (b)
CVS Pass-Through Trust, 6.94%, 01/10/30	496,116	476,827

Telecommunications (3.4%)
AT&T, Inc., 4.95%, 01/15/13	500,000	498,267
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	566,788
Verizon Communications, Inc., 5.50%, 02/15/18	500,000	475,656

		1,540,711

Total Corporate Bonds		14,038,708

U.S. Government Sponsored & Agency Obligations (39.7%)
	Principal
	Amount	Value

Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	$2,500,000	$2,653,570
Federal National Mortgage Association, 3.25%, 04/09/13	2,500,000	2,405,675
U.S. Treasury Bond, 5.00%, 05/15/37	250,000	268,672
U.S. Treasury Notes
2.00%, 02/28/10	1,175,000	1,166,462
2.13%, 04/30/10	1,500,000	1,489,101
2.75%, 02/28/13	3,750,000	3,660,938
3.50%, 05/31/13	1,500,000	1,511,133
3.88%, 05/15/18	4,700,000	4,660,713

Total U.S. Government Sponsored & Agency Obligations		17,816,264

Repurchase Agreements (8.5%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $1,632,098, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $1,664,630	1,631,990	1,631,990
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $2,203,664, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $2,247,590	2,203,520	2,203,520

Total Repurchase Agreements		3,835,510

Total Investments (Cost $45,141,154) (c) — 99.3%		44,646,989

Other assets in excess of liabilities — 0.7%		292,809

NET ASSETS — 100.0%		$44,939,798

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30,

6 Semiannual Report 2008

2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 5.0% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

NVIT
Core Bond Fund

Assets:
Investments, at value (cost $41,305,644)	$40,811,479
Repurchase agreements, at cost and value	3,835,510

Total Investments	44,646,989

Interest receivable	376,181
Receivable for capital shares issued	1,161,346
Prepaid expenses and other assets	8,345

Total Assets	46,192,861

Liabilities:
Payable for investments purchased	1,235,602
Payable for capital shares redeemed	172
Accrued expenses and other payables:
Investment advisory fees	3,738
Fund administration and transfer agent fees	3,194
Distribution fees	39
Administrative services fees	15
Custodian fees	2,330
Trustee fees	160
Compliance program costs (Note 3)	60
Other	7,753

Total Liabilities	1,253,063

Net Assets	$44,939,798

Represented by:
Capital	$45,467,823
Accumulated net investment income	58,552
Accumulated net realized losses from investment transactions	(92,412)
Net unrealized appreciation/(depreciation) from investments	(494,165)

Net Assets	$44,939,798

Net Assets:
Class I Shares	$876,477
Class II Shares	317,214
Class Y Shares	43,746,107

Total	$44,939,798

Shares outstanding (unlimited number of shares authorized):
Class I Shares	89,037
Class II Shares	32,287
Class Y Shares	4,448,129

Total	4,569,453

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.84
Class II Shares	$9.82
Class Y Shares	$9.83

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

NVIT
Core Bond Fund

INVESTMENT INCOME:
Interest income	$327,573

Total Income	327,573

Expenses:
Investment advisory fees	32,560
Fund administration and transfer agent fees	7,289
Distribution fees Class II Shares	47
Administrative services fees Class I Shares	9
Administrative services fees Class II Shares	6
Custodian fees	4,660
Trustee fees	359
Compliance program costs (Note 3)	71
Printing fees	9,061
Other	1,879

Total expenses before earnings credit and reimbursed expenses	55,941
Earnings credit (Note 5)	(2,330)
Expenses reimbursed	(8,787)

Net Expenses	44,824

Net Investment Income	282,749

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(92,412)
Net change in unrealized appreciation/(depreciation) from investments	(494,165)

Net realized/unrealized losses from investments	(586,577)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(303,828)

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Changes in Net Assets

NVIT
Core Bond Fund

Period Ended
June 30, 2008 (a)
(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$282,749
Net realized losses from investment transactions	(92,412)
Net change in unrealized appreciation/(depreciation) from investments	(494,165)

Change in net assets resulting from operations	(303,828)

Distributions to Shareholders From:
Net investment income:
Class I	(124)
Class II	(1,458)
Class Y	(222,615)

Change in net assets from shareholder distributions	(224,197)

Change in net assets from capital transactions	45,467,823

Change in net assets	44,939,798

Net Assets:
Beginning of period	–

End of period	$44,939,798

Accumulated net investment income at end of period	$58,552

See accompanying notes to financial statements.

10 Semiannual Report 2008

NVIT
Core Bond Fund

Period Ended
June 30, 2008 (a)
(Unaudited)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$964,938
Dividends reinvested	124
Cost of shares redeemed	(90,158)

874,904

Class II Shares
Proceeds from shares issued	316,214
Dividends reinvested	1,458
Cost of shares redeemed	(299)

317,373

Class Y Shares
Proceeds from shares issued	44,348,397
Dividends reinvested	222,611
Cost of shares redeemed	(295,462)

44,275,546

Change in net assets from capital transactions	$45,467,823

SHARE TRANSACTIONS:
Class I Shares
Issued	98,198
Reinvested	13
Redeemed	(9,174)

89,037

Class II Shares
Issued	32,168
Reinvested	149
Redeemed	(30)

32,287

Class Y Shares
Issued	4,455,363
Reinvested	22,785
Redeemed	(30,019)

4,448,129

Total change in shares	4,569,453

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

Semiannual Report 2008 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Core Bond Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and								Ratio of	Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Expenses	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset			at End of	to Average	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total		Period	Net	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)		(000s)	Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.10	(0.21)	(0.11)	(0.05)	(0.05)	9.84	(1.09%	)	876	0.59%	3.66%	0.67%	31.56%

Class II Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.09	(0.22)	(0.13)	(0.05)	(0.05)	9.82	(1.26%	)	317	0.83%	3.43%	0.90%	31.56%

Class Y Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.09	(0.21)	(0.12)	(0.05)	(0.05)	9.83	(1.15%	)	43,746	0.55%	3.46%	0.66%	31.56%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.
(f)	Net investment income (loss) is based on average shares outstanding during the period.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Core Bond Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 —	Significant	Significant	Total
Quoted Prices	Observable Inputs	Unobservable Inputs	Investments

$—	$44,646,989	$—	$44,646,989

14 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the

16 Semiannual Report 2008

Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have any securities on loan as of June 30, 2008.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management, LLC (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.40% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $12,210 for the period ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

Amount
Period Ended
June 30, 2008

$8,787

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately

18 Semiannual Report 2008

Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such cost amounted to $71.

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 55% of the shares outstanding of the fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $50,768,711 and sales of $9,347,313.

For the period ended June 30, 2008, the Fund had purchases of $25,937,228 and sales of $7,840,109 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$45,179,773	$103,109	$(635,893)	$(532,784)

20 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 25

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on November 9, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Core Bond Fund and the Lehman Brothers NVIT Core Plus Bond Fund (the “Bond Funds”), and to consider the proposed adviser, advisory services and advisory fees for such Fund. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Bond Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Bond Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Bond Funds:

1. the Bond Funds’ proposed advisory fee and anticipated ancilliary benefits to NFA;

2. the Bond Funds’ proposed advisory fee in comparison to the advisory fees of the Bond Funds’ proposed competitive peer groups;

3. the Bond Funds’ proposed Lipper/Morningstar categories and benchmarks; and

4. the Bond Funds’ proposed total expenses in comparison to those of the Bond Fund’s peer groups.

Because the Bond Funds are new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Bond Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Bond Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

NVIT Core Bond Fund.  The Board considered that the NVIT Core Bond Fund would seek to provide a high level of current income while preserving capital, and that under normal circumstances, the NVIT Core Bond Fund would invest at least 80% of the value of its net assets in fixed income securities that are investment grade, including corporate bonds and U.S. government agency securities. The Board noted that the NVIT Core Bond Fund would be managed by a single subadviser, and that NFA would select the subadviser and monitor its performance on an ongoing basis. The Board considered that Nationwide Asset Management, LLC (“NWAM”), a registered investment adviser and affiliate of NFA, was recommended by NFA to provide subadvisory services to the NVIT Core Bond Fund, and the Board further considered the capabilities, personnel, and performance history of NWAM, noting that the subadviser would be paid by NFA out of its fees, and not by the NVIT Core Bond Fund. The Board considered the fees and expenses proposed, and noted the expense cap proposed by NFA.

The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the NVIT Core Bond Fund.

The Board considered the information and discussion with respect to the services proposed to be provided to the Bond Funds by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions. The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Bond Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Bond Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

26 Semiannual Report 2008

Van Kampen NVIT Real Estate Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-RE (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Van Kampen NVIT Real Estate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
Van Kampen NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Real Estate Fund			03/25/08	06/30/08	03/25/08 – 06/30/08*(a)	03/25/08 – 06/30/08*(a)

Class I	Actual		1,000.00	900.70	2.44	0.96
	Hypothetical	(b)	1,000.00	1,020.03	4.83	0.96

Class II	Actual		1,000.00	899.70	2.92	1.15
	Hypothetical	(b)	1,000.00	1,019.08	5.79	1.15

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Van Kampen NVIT Real Estate Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	93.4%
Repurchase Agreements	6.0%
Other assets in excess of liabilities	0.6%

100.0%

Top Industries

Real Estate Investment Trusts (REITs)	80.1%
Real Estate Management & Development	6.5%
Hotels, Restaurants & Leisure	5.3%
Health Care Providers & Services	1.5%
Other	6.6%

100.0%

Top Holdings*

Simon Property Group, Inc.	8.2%
Equity Residential	6.5%
AvalonBay Communities, Inc.	5.9%
Starwood Hotels & Resorts Worldwide, Inc.	5.2%
Boston Properties, Inc.	5.0%
Host Hotels & Resorts, Inc.	4.5%
Brookfield Properties Corp.	4.3%
Regency Centers Corp.	4.0%
Vornado Realty Trust	3.7%
ProLogis	2.8%
Other	49.9%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Van Kampen NVIT Real Estate Fund

Common Stocks (93.4%)
	Shares or
	Principal Amount	Value

Health Care Providers & Services (1.5%)
Assisted Living Concepts, Inc., Class A*	2,980	$16,390
Brookdale Senior Living, Inc.	2,175	44,283

		60,673

Hotels, Restaurants & Leisure (5.3%)
Gaylord Entertainment Co.*	180	4,313
Starwood Hotels & Resorts Worldwide, Inc.	5,132	205,639

		209,952

Real Estate Investment Trusts (REITs) (80.1%)
Acadia Realty Trust	1,215	28,127
AMB Property Corp.	1,775	89,425
AvalonBay Communities, Inc.	2,610	232,708
Boston Properties, Inc.	2,190	197,582
Brandywine Realty Trust	325	5,122
BRE Properties, Inc.	1,475	63,838
Camden Property Trust	2,242	99,231
Care Investment Trust, Inc.	114	1,075
Developers Diversified Realty Corp.	40	1,388
DiamondRock Hospitality Co.	1,895	20,637
Douglas Emmett, Inc.	1,191	26,166
Duke Realty Corp.	2,568	57,652
Equity Lifestyle Properties, Inc.	1,435	63,140
Equity Residential	6,734	257,710
Essex Property Trust, Inc.	240	25,560
Federal Realty Investment Trust	1,248	86,112
General Growth Properties, Inc.	1,891	66,242
Healthcare Realty Trust, Inc.	2,565	60,970
Hersha Hospitality Trust	2,455	18,535
Highwoods Properties, Inc.	431	13,542
Host Hotels & Resorts, Inc.	13,033	177,900
Kilroy Realty Corp.	654	30,758
Liberty Property Trust	2,620	86,853
Macerich Co. (The)	1,791	111,275
Mack-Cali Realty Corp.	2,679	91,541
Maguire Properties, Inc.	14	170
National Health Investors, Inc.	68	1,939
Parkway Properties, Inc.	273	9,208
Plum Creek Timber Co., Inc.	2,495	106,561
Post Properties, Inc.	2,372	70,567
ProLogis	2,048	111,309
PS Business Parks, Inc.	771	39,784
Public Storage	981	79,255
Regency Centers Corp.	2,662	157,377
Senior Housing Properties Trust	3,851	75,210
Simon Property Group, Inc.	3,611	324,593
SL Green Realty Corp.	186	15,386
Sovran Self Storage, Inc.	796	33,082
Strategic Hotels & Resorts, Inc.	3,430	32,139
Sunstone Hotel Investors, Inc.	850	14,110
Taubman Centers, Inc.	731	35,563
Vornado Realty Trust	1,652	145,376

		3,164,718

Real Estate Management & Development (6.5%)
Brookfield Properties Corp.	9,465	168,383
Forest City Enterprises, Inc., Class A	2,732	88,025

		256,408

Total Common Stocks		3,691,751

Repurchase Agreements (6.0%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $102,023, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $104,057	$102,016	102,016
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $137,752, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $140,498	137,743	137,743

Total Repurchase Agreements		239,759

Total Investments (Cost $4,423,440) (a) — 99.4%		3,931,510

Other assets in excess of liabilities — 0.6%		29,691

NET ASSETS — 100.0%		$3,961,201

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

2008 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Van Kampen NVIT
Real Estate Fund

Assets:
Investments, at value (cost $4,183,681)	$3,691,751
Repurchase agreements, at cost and value	239,759

Total Investments	3,931,510

Cash	1,212
Dividends receivable	18,472
Receivable from adviser	4,771
Receivable for capital shares issued	29,591
Receivable for investments sold	5,161

Total Assets	3,990,717

Liabilities:
Payable for investments purchased	26,337
Payable for capital shares redeemed	125
Accrued expenses and other payables:
Fund administration and transfer agent fees	440
Distribution fees	101
Administrative services fees	990
Custodian fees	355
Trustee fees	18
Compliance program costs (Note 3)	5
Other	1,145

Total Liabilities	29,516

Net Assets	$3,961,201

Represented by:
Capital	$4,430,665
Accumulated net investment income	20,100
Accumulated net realized gains from investment transactions	2,366
Net unrealized appreciation/(depreciation) from investments	(491,930)

Net Assets	$3,961,201

Net Assets:
Class I Shares	$3,337,981
Class II Shares	623,220

Total	$3,961,201

Shares outstanding (unlimited number of shares authorized):
Class I Shares	371,409
Class II Shares	69,498

Total	440,907

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.99
Class II Shares	$8.97

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

Van Kampen NVIT
Real Estate Fund

INVESTMENT INCOME:
Interest income	$1,249
Dividend income	44,282

Total Income	45,531

Expenses:
Investment advisory fees	6,569
Fund administration and transfer agent fees	1,442
Distribution fees Class II Shares	139
Administrative services fees Class I Shares	959
Administrative services fees Class II Shares	31
Custodian fees	487
Trustee fees	41
Compliance program costs (Note 3)	6
Legal fees	960
Printing fees	5,517
Other	54

Total expenses before reimbursed expenses	16,205
Expenses reimbursed	(7,110)

Net Expenses	9,095

Net Investment Income	36,436

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,366
Net change in unrealized appreciation/(depreciation) from investments	(491,930)

Net realized/unrealized losses from investments	(489,564)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(453,128)

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Changes in Net Assets

Van Kampen NVIT
Real Estate Fund

Period Ended
June 30, 2008 (a)
(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$36,436
Net realized gains from investment transactions	2,366
Net change in unrealized appreciation/(depreciation) from investments	(491,930)

Change in net assets resulting from operations	(453,128)

Distributions to Shareholders From:
Net investment income:
Class I	(14,213)
Class II	(2,123)

Change in net assets from shareholder distributions	(16,336)

Change in net assets from capital transactions	4,430,665

Change in net assets	3,961,201

Net Assets:
Beginning of period	–

End of period	$3,961,201

Accumulated net investment income at end of period	$20,160

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,876,699
Dividends reinvested	14,213
Cost of shares redeemed	(152,294)

3,738,618

Class II Shares
Proceeds from shares issued	725,132
Dividends reinvested	2,123
Cost of shares redeemed	(35,208)

692,047

Change in net assets from capital transactions	$4,430,665

See accompanying notes to financial statements.

8 Semiannual Report 2008

Van Kampen NVIT
Real Estate Fund

Period Ended
June 30, 2008 (a)
(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	385,944
Reinvested	1,538
Redeemed	(16,073)

371,409

Class II Shares
Issued	72,791
Reinvested	230
Redeemed	(3,523)

69,498

Total change in shares	440,907

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Van Kampen NVIT Real Estate Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and								Ratio of	Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Expenses	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset			at End of	to Average	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total		Period	Net	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)		(000s)	Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.10	(1.07)	(0.97)	(0.04)	(0.04)	8.99	(9.93%	)	3,338	0.96%	3.83%	1.72%	2.75%

Class II Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.11	(1.10)	(0.99)	(0.04)	(0.04)	8.97	(10.03%	)	623	1.15%	4.67%	1.84%	2.75%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.
(f)	Net investment income (loss) is based on average shares outstanding during the period.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Van Kampen NVIT Real Estate Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 —	Significant	Significant	Total
Quoted Prices	Observable Inputs	Unobservable Inputs	Investments

$3,691,751	$239,759	$—	$3,931,510

12 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

A “sale” of a futures contract means of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (i.e., the “trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recognized on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does

14 Semiannual Report 2008

not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the Fund did not have any securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Van Kampen Asset Management (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.70% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $4,223 for the period ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.85% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

Amount
Period Ended
June 30, 2008

$7,110

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

16 Semiannual Report 2008

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such cost amounted to $6.

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 68% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $4,271,130 and sales of $89,816.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Real Estate Investment Trusts (“REIT”) and Real Estate Investments. Investments in REIT and real estate carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

18 Semiannual Report 2008

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$4,424,357	$666	$(493,513)	$(492,847)

2008 Semiannual Report 19

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

20 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Short Term Bond Fund, the Neuberger Berman NVIT Socially Responsible Fund, the Neuberger Berman NVIT Multi Cap Opportunities Fund, and the Van Kampen NVIT Real Estate Fund (the “New Funds”), and to consider the proposed adviser, advisory services and advisory fees for New Fund. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the New Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the New Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the New Funds:

1. the New Funds’ proposed advisory fee and anticipated ancilliary benefits to NFA;

2. the New Funds’ proposed advisory fee in comparison to the advisory fees of the New Funds’ proposed competitive peer groups;

3. the New Funds’ proposed Lipper/Morningstar categories and benchmarks; and

4. the New Funds’ proposed total expenses in comparison to those of the New Fund’s peer groups.

Because the New Funds are new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the New Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the New Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

Van Kampen NVIT Real Estate Fund.  The Board considered that the Van Kampen NVIT Real Estate Fund (the “Real Estate Fund”) would seek current income and long-term capital appreciation, and that under normal circumstances, the Fund would invest at least 80% of assets in equity securities of companies in the U.S. real estate industry, including both equity real estate investment trusts and real estate operating companies. The Board noted that the Real Estate Fund would be managed by a single subadviser, and that NFA would select the subadvisers and monitor their performance on an ongoing basis. The Board considered that NFA had chosen Van Kampen Asset Management (“Van Kampen”), a registered investment adviser, to manage the Real Estate Fund, and reviewed information with respect to Van Kampen’s capabilities, personnel, and performance history, and noted that Van Kampen would be paid by NFA out of its fees, and not by the Real Estate Fund. The Board considered the fees and expenses proposed, and noted the expense cap proposed by NFA. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Real Estate Fund.

The Board considered the information and discussion with respect to the services proposed to be provided to the New Funds by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions. The Board discussed with NFA and its affiliates the proposed marketing and distribution plans for the New Funds. The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the New Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the New Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 25

Lehman Brothers NVIT Core Plus Bond Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CPB (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Lehman Brothers NVIT Core Plus Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

Lehman Brothers			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Core Plus Bond			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Fund			03/25/08	06/30/08	03/25/08 – 06/30/08*(a)	03/25/08 – 06/30/08*(a)

Class I	Actual		1,000.00	988.00	1.76	0.66
	Hypothetical	(b)	1,000.00	1,021.52	3.32	0.66

Class II	Actual		1,000.00	988.00	2.48	0.93
	Hypothetical	(b)	1,000.00	1,020.18	4.68	0.93

Class Y	Actual		1,000.00	988.10	1.60	0.60
	Hypothetical	(b)	1,000.00	1,021.82	3.02	0.60

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Lehman Brothers NVIT Core Plus Bond Fund
June 30, 2008 (Unaudited)

Asset Allocation

U.S. Government Mortgage Backed Agencies	47.3%
U.S. Government Sponsored & Agency Obligations	26.5%
Corporate Bonds	21.1%
Commercial Mortgage Backed Securities	10.4%
Repurchase Agreements	4.2%
Asset-Backed Securities	1.0%
Yankee Dollars	0.5%
Interest Only Bonds	0.4%
Liabilities in excess of other assets	-11.4%

100.0%

Top Industries

Banks	11.0%
Diversified Financial Services	10.1%
Other Financial	3.8%
Media	1.6%
Oil, Gas & Consumable Fuels	1.5%
Telecommunications	0.7%
Electric Utilities	0.7%
Auto Loans	0.4%
Student Loans	0.4%
Energy Company	0.4%
Other	69.4%

100.0%

Top Holdings*

Freddie Mac Discount Note, 2.42%, 07/03/08	9.8%
Federal National Mortgage Association TBA, 5.50%, 07/15/37	6.5%
Freddie Mac Gold Pool #A77937, 5.50%, 06/01/38	5.6%
Federal National Mortgage Association Pool #899528, 5.50%, 05/01/37	4.8%
U.S. Treasury Notes 2.63%, 05/31/10	4.2%
U.S. Treasury Notes 4.25%, 08/15/13	4.1%
Federal Home Loan Bank System 3.63%, 05/29/13	3.8%
Federal National Mortgage Association Pool #933409, 5.00%, 03/01/38	3.2%
Freddie Mac Gold Pool #J07940, 5.00%, 05/01/23	3.2%
Federal National Mortgage Association TBA 5.00%, 07/15/37	3.1%
Other	51.7%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Lehman Brothers NVIT Core Plus Bond Fund

Asset-Backed Securities (1.0%) (a)
	Principal
	Amount	Value

Auto Loans (0.4%)
AmeriCredit Automobile Receivables Trust, 4.20%, 01/12/12	$100,000	$99,744
Capital Auto Receivables Asset Trust, 3.39%, 03/15/11	10,000	10,036

		109,780

Credit Card Receivables (0.2%)
Citibank Credit Card Issuance Trust, 2.78%, 11/22/10	40,000	39,957

Student Loans (0.4%)
SLM Student Loan Trust, 3.36%, 10/27/14	100,000	99,861

Total Asset-Backed Securities		249,598

Commercial Mortgage Backed Securities (10.4%)

Banks (7.4%)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.96%, 08/15/42	295,000	286,385
4.87%, 10/15/42	465,000	456,910
6.07%, 04/15/45 (a)	180,000	176,811
5.82%, 02/12/49 (a)	225,000	221,692
6.00%, 06/15/49 (a)	200,000	191,307
5.79%, 02/12/51	200,000	189,749
5.88%, 02/15/51 (a)	200,000	190,958
Wachovia Bank Commercial Mortgage Trust, 5.51%, 04/15/47	100,000	93,213

		1,807,025

Diversified Financial Services (3.0%) (a)
Commercial Mortgage Loan Trust, 6.22%, 09/10/17	100,000	97,080
CS First Boston Mortgage Securities Corp., 5.12%, 08/15/38	200,000	195,918
GS Mortgage Securities Corp. II, 5.80%, 08/10/45	200,000	191,242
Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.16%, 08/12/49	250,000	241,483

		725,723

Total Commercial Mortgage Backed Securities		2,532,748

Corporate Bonds (21.1%)
	Principal
	Amount	Value

Airlines (0.3%)
Northwest Airlines, Inc., 7.03%, 11/01/19	$25,000	$21,000
Southwest Airlines Co. 2007-1 Pass Through Trust, 6.15%, 08/01/22	24,567	23,274
UAL Pass Through Trust Series 2007-1, 6.64%, 07/02/22	24,320	20,079

		64,353

Automotive Manufacturer (0.1%)
Daimler Finance North America LLC, 4.88%, 06/15/10	25,000	25,150

Banks (3.2%)
Bank of America Corp.
5.75%, 12/01/17	25,000	23,478
5.65%, 05/01/18	200,000	186,717
Citigroup, Inc.
5.50%, 04/11/13	75,000	73,198
5.00%, 09/15/14	220,000	203,756
6.88%, 03/05/38	25,000	24,125
Deutsche Bank AG, 4.88%, 05/20/13	135,000	132,801
JPMorgan Chase & Co.
6.00%, 01/15/18	50,000	48,707
6.40%, 05/15/38	100,000	92,754

		785,536

Diversified Financial Services (7.1%)
Bear Sterns Cos., Inc., 7.25%, 02/01/18	95,000	99,139
CDX North America High Yield (b)
8.75%, 12/29/12	495,000	457,256
8.88%, 06/29/13	500,000	461,875
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	245,000	224,113
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	155,000	146,196
6.88%, 04/25/18	150,000	142,759
6.11%, 01/29/37	100,000	79,421
Morgan Stanley, 6.63%, 04/01/18	140,000	132,653

		1,743,412

Electric Power (0.2%)
Dominion Resources, Inc., 7.00%, 06/15/38	50,000	50,418

Electric Utilities (0.7%)
Commonwealth Edison Co., 5.80%, 03/15/18	40,000	39,047

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Lehman Brothers NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal
	Amount	Value

Electric Utilities (continued)

FirstEnergy Corp., 6.45%, 11/15/11	$125,000	$128,262

		167,309

Energy Company (0.4%)
XTO Energy, Inc., 6.75%, 08/01/37	95,000	96,331

Food Processor (0.3%)
Kraft Foods, Inc., 6.13%, 02/01/18	75,000	72,906

Leasing (0.2%)
International Lease Finance Corp., 5.63%, 09/15/10	40,000	38,984

Machinery (0.3%)
Cameron International Corp., 6.38%, 07/15/18	65,000	65,402

Manufacturing (0.2%)
Exelon Generation Co. LLC, 6.20%, 10/01/17	25,000	24,350
International Paper Co., 8.70%, 06/15/38	20,000	20,146
Xerox Corp., 5.50%, 05/15/12	15,000	14,826

		59,322

Media (1.6%)
Comcast Corp., 6.30%, 11/15/17	130,000	128,830
Time Warner Cable, Inc.
5.40%, 07/02/12	150,000	148,485
6.75%, 07/01/18	110,000	110,729

		388,044

Metals & Mining (0.1%) (b)
ArcelorMittal, 6.13%, 06/01/18	20,000	19,545

Oil, Gas & Consumable Fuels (1.5%)
DCP Midstream LLC, 6.75%, 09/15/37 (b)	10,000	9,472
Enbridge Energy Partners LP, 7.50%, 04/15/38 (b)	15,000	15,674
EnCana Corp., 6.63%, 08/15/37	100,000	99,760
Enterprise Products Operating LP, 6.30%, 09/15/17	50,000	49,650
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	100,000	97,425
Suncor Energy, Inc., 6.50%, 06/15/38	70,000	67,908
TEPPCO Partners LP, 7.55%, 04/15/38	35,000	36,486

		376,375

Oilfield Machinery & Services (0.0%)
Weatherford International Ltd., 6.00%, 03/15/18	5,000	4,935

Other Financial (3.7%)
American Express Credit Corp., 5.88%, 05/02/13	115,000	114,330
Continental Airlines, Inc., 5.98%, 04/19/22	75,000	62,062
Delta Air Lines, Inc., 7.57%, 11/18/10	140,000	132,300
ERAC USA Finance Co., 7.00%, 10/15/37 (b)	100,000	83,178
General Electric Capital Corp.
5.63%, 05/01/18	160,000	154,729
5.88%, 01/14/38	50,000	45,313
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38	110,000	109,190
HSBC Finance Corp., 4.13%, 11/16/09	30,000	29,801
NGPL PipeCo LLC, 6.51%, 12/15/12 (b)	85,000	86,297
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	65,000	65,775
UnitedHealth Group, Inc., 6.88%, 02/15/38	25,000	23,658

		906,633

Pipelines (0.2%)
ONEOK Partners LP, 6.85%, 10/15/37	50,000	48,864

Technology (0.2%)
Oracle Corp., 6.50%, 04/15/38	50,000	50,124

Telecommunications (0.7%)
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	165,000	175,668

Wireline Communications (0.1%)
Qwest Corp., 8.88%, 03/15/12	30,000	30,600

Total Corporate Bonds		5,169,911

6 Semiannual Report 2008

Interest Only Bonds (0.4%) (a)
	Principal
	Amount	Value

Freddie Mac, Pool # 1K1238, 5.77%, 07/01/36	$98,414	$100,588

Total Interest Only Bonds		100,588

U.S. Government Mortgage Backed Agencies (47.3%)

Federal Home Loan Mortgage Corp. TBA, 5.00%, 07/15/22	570,000	562,875
Federal National Mortgage Association
Pool # 745826, 6.00%, 07/01/36	184,623	186,523
Pool # 745259, 5.50%, 11/01/36	198,396	195,912
Pool # 888222, 6.00%, 02/01/37	380,036	383,947
Pool # 899528, 5.50%, 05/01/37	1,200,600	1,184,939
Pool # 933409, 5.00%, 03/01/38	816,810	783,643
Pool # 962874, 5.00%, 05/01/38	150,014	143,900
Pool # 929515, 5.00%, 05/01/38	174,983	167,851
Federal National Mortgage Association TBA
5.00%, 07/15/37	790,000	757,166
6.00%, 07/15/37	645,000	650,644
Freddie Mac Discount Note, 2.42%, 07/03/08 (c)	2,400,000	2,399,719
Freddie Mac Gold
Pool # G13072, 5.00%, 04/01/23	123,578	122,221
Pool # J07940, 5.00%, 05/01/23	780,419	771,769
Pool # J07942, 5.00%, 06/01/23	96,440	95,371
Pool # G04220, 5.50%, 03/01/38	343,642	338,909
Pool # A77937, 5.50%, 06/01/38	1,380,105	1,361,099
Government National Mortgage Association
Pool # 618988, 6.00%, 06/15/34	200,000	203,641
Pool # 658029, 6.00%, 07/15/36	60,001	61,017
Pool # 600658, 5.50%, 05/15/37	199,780	199,150
Pool # 675407, 5.50%, 07/15/37	150,000	149,527
Pool # 782185, 6.00%, 09/15/37	50,000	50,827
Pool # 670824, 6.00%, 12/15/37	115,001	116,915
Pool # 674084, 5.00%, 05/15/38	299,643	290,833
Pool # 686342, 6.00%, 05/15/38	100,001	101,665
Pool # 690847, 5.50%, 06/15/38	150,000	149,527
Government National Mortgage Association TBA, 5.50%, 07/15/35	150,000	149,250

Total U.S. Government Mortgage Backed Agencies		11,578,840

U.S. Government Sponsored & Agency Obligations (26.5%)

Federal Home Loan Bank System
2.29%, 07/11/08 (c)	500,000	499,702
2.42%, 09/03/08 (c)	375,000	373,440
3.63%, 05/29/13	960,000	938,190
5.50%, 07/15/36	100,000	103,790
Federal National Mortgage Association TBA, 5.50%, 07/15/37	1,600,000	1,577,000
U.S. Treasury Bond
8.13%, 08/15/19	455,000	607,709
6.00%, 02/15/26	250,000	292,793
U.S. Treasury Inflation Protected Security, 1.88%, 07/15/13	52,000	64,300
U.S. Treasury Notes
2.63%, 05/31/10	1,020,000	1,020,637
4.25%, 08/15/13	950,000	991,117

Total U.S. Government Sponsored & Agency Obligations		6,468,678

Yankee Dollars (0.5%)

Bank (0.4%) (b)
HBOS PLC, 6.75%, 05/21/18	100,000	95,637

2008 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Lehman Brothers NVIT Core Plus Bond Fund (Continued)

Yankee Dollars (continued)
	Principal
	Amount	Value

Other Financial (0.1%)
Telcom Italia Capital SA, 7.20%, 07/18/36	$25,000	$24,173

Total Yankee Dollars		119,810

Repurchase Agreements (4.2%)

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $441,510, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $450,311	441,481	441,481
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $596,129, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $608,011	596,090	596,090

Total Repurchase Agreements		1,037,571

Total Investments (Cost $27,482,324) (d) — 111.4%		27,257,744

Liabilities in excess of other assets — (11.4)%		(2,799,233)

NET ASSETS — 100.0%		$24,458,511

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, all such securities in total represented 5.0% of net assets.

(c)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(d)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

TBA	To Be Announced.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Lehman Brothers
NVIT Core
Plus Bond Fund

Assets:
Investments, at value (cost $26,444,753)	$26,220,173
Repurchase agreements, at cost and value	1,037,571

Total Investments	27,257,744

Cash	681
Interest receivable	160,014
Receivable for capital shares issued	1,123,893

Total Assets	28,542,332

Liabilities:
Payable for investments purchased	4,075,627
Payable for capital shares redeemed	1
Accrued expenses and other payables:
Investment advisory fees	5,674
Fund administration and transfer agent fees	1,243
Distribution fees	62
Administrative services fees	14
Custodian fees	544
Trustee fees	36
Compliance program costs (Note 3)	13
Other	607

Total Liabilities	4,083,821

Net Assets	$24,458,511

Represented by:
Capital	$24,673,459
Accumulated net investment income	28,273
Accumulated net realized losses from investment transactions	(18,641)
Net unrealized appreciation/(depreciation) from investments	(224,580)

Net Assets	$24,458,511

Net Assets:
Class I Shares	$10,066
Class II Shares	466,448
Class Y Shares	23,981,997

Total	$24,458,511

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,023
Class II Shares	47,398
Class Y Shares	2,436,214

Total	2,484,635

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.84
Class II Shares	$9.84
Class Y Shares	$9.84

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

Lehman Brothers
NVIT Core
Plus Bond Fund

INVESTMENT INCOME:
Interest income	$132,948

Total Income	132,948

Expenses:
Investment advisory fees	12,645
Fund administration and transfer agent fees	5,051
Distribution fees Class II Shares	76
Administrative services fees Class I Shares	3
Administrative services fees Class II Shares	11
Custodian fees	1,088
Trustee fees	81
Compliance program costs (Note 3)	15
Printing fees	5,571
Other	1,118

Total expenses before earnings credit and reimbursed expenses	25,659
Earnings credit (Note 5)	(544)
Expenses reimbursed	(8,090)

Net Expenses	17,025

Net Investment Income	115,923

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions	(18,641)
Net change in unrealized appreciation/(depreciation) from investments	(224,580)

Net realized/unrealized losses from investments	(243,221)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(127,298)

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Statement of Changes in Net Assets

Lehman Brothers
NVIT Core
Plus Bond Fund

Period Ended
June 30, 2008 (a)
(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$115,923
Net realized losses from investment transactions	(18,641)
Net change in unrealized appreciation/(depreciation) from investments	(224,580)

Change in net assets resulting from operations	(127,298)

Distributions to Shareholders From:
Net investment income:
Class I	(72)
Class II	(1,585)
Class Y	(85,993)

Change in net assets from shareholder distributions	(87,650)

Change in net assets from capital transactions	24,673,459

Change in net assets	24,458,511

Net Assets:
Beginning of period	–

End of period	$24,458,511

Accumulated net investment income at end of period	$28,273

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$18,439
Dividends reinvested	72
Cost of shares redeemed	(8,088)

10,423

Class II Shares
Proceeds from shares issued	469,572
Dividends reinvested	1,585
Cost of shares redeemed	(3,165)

467,992

Class Y Shares
Proceeds from shares issued	24,393,455
Dividends reinvested	85,993
Cost of shares redeemed	(284,404)

24,195,044

Change in net assets from capital transactions	$24,673,459

See accompanying notes to financial statements.

2008 Semiannual Report 11

Statement of Changes in Net Assets (Continued)

Lehman Brothers
NVIT Core
Plus Bond Fund

Period Ended
June 30, 2008 (a)
(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,842
Reinvested	7
Redeemed	(826)

1,023

Class II Shares
Issued	47,555
Reinvested	162
Redeemed	(319)

47,398

Class Y Shares
Issued	2,456,301
Reinvested	8,802
Redeemed	(28,889)

2,436,214

Total change in shares	2,484,635

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

12 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Lehman Brothers NVIT Core Plus Bond Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and								Ratio of	Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Expenses	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset			at End of	to Average	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total		Period	Net	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)		(000s)	Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.10	(0.22)	(0.12)	(0.04)	(0.04)	9.84	(1.20%	)	10	0.66%	3.93%	1.05%	93.88%

Class II Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.11	(0.23)	(0.12)	(0.04)	(0.04)	9.84	(1.20%	)	466	0.93%	4.06%	1.04%	93.88%

Class Y Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.11	(0.23)	(0.12)	(0.04)	(0.04)	9.84	(1.19%	)	23,982	0.60%	4.12%	0.89%	93.88%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.
(f)	Net investment income (loss) is based on average shares outstanding during the period.

See accompanying notes to financial statements.

2008 Semiannual Report 13

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Lehman Brothers NVIT Core Plus Bond Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

14 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 —	Significant	Significant	Total
Quoted Prices	Observable Inputs	Unobservable Inputs	Investments

$—	$27,257,744	$—	$27,257,744

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in

16 Semiannual Report 2008

the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (i.e., the “trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The fund did not have any securities on loan as of June 30, 2008.

(i)	Distributions to Shareholders

The Fund’s distributions from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Lehman Brothers Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.45% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $5,620 for the period ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total

18 Semiannual Report 2008

annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

Amount
Period Ended
June 30, 2008

$8,090

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such cost amounted to $15.

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 20% of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $29,126,971 and sales of $10,235,181.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered

20 Semiannual Report 2008

into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$27,502,476	$51,876	$(296,608)	$(244,732)

2008 Semiannual Report 21

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

22 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 25

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on November 9, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Core Bond Fund and the Lehman Brothers NVIT Core Plus Bond Fund (the “Bond Funds”), and to consider the proposed adviser, advisory services and advisory fees for such Fund. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the Bond Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Bond Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the Bond Funds:

1. the Bond Funds’ proposed advisory fee and anticipated ancilliary benefits to NFA;

2. the Bond Funds’ proposed advisory fee in comparison to the advisory fees of the Bond Funds’ proposed competitive peer groups;

3. the Bond Funds’ proposed Lipper/Morningstar categories and benchmarks; and

4. the Bond Funds’ proposed total expenses in comparison to those of the Bond Fund’s peer groups.

Because the Bond Funds are new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Bond Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the Bond Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

Lehman Brothers NVIT Core Plus Bond Fund.  The Board considered that the Lehman Brothers NVIT Core Plus Bond Fund (the “Core Plus Bond Fund”) would seek long-term total return, consistent with reasonable risk, and that under normal circumstances, the Core Plus Bond Fund would invest primarily in domestic investment-grade debt securities, and, in addition, would invest in high-yielding, lower quality corporate bonds and foreign securities, including those traded in emerging markets. The Board noted that the Core Plus Bond Fund would be managed by a single subadviser, and that NFA would select the subadviser and monitor its performance on an ongoing basis. The Board considered that Lehman Brothers Asset Management, a registered investment adviser, was recommended by NFA to provide subadvisory services to the Core Plus Bond Fund, and the Board further considered the capabilities, personnel, and performance history of NWAM, noting that the subadviser would be paid by NFA out of its fees, and not by the Core Plus Bond Fund. The Board considered the fees and expenses proposed, and noted the expense cap proposed by NFA. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Core Plus Bond Fund.

The Board considered the information and discussion with respect to the services proposed to be provided to the Bond Funds by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions. The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the Bond Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the Bond Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 27

Neuberger Berman NVIT Multi Cap
Opportunities Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCO (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Neuberger Berman NVIT Multi Cap Opportunities Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

Neuberger Berman			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi Cap			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Opportunities Fund			03/25/08	06/30/08	03/25/08 – 06/30/08*(a)	03/25/08 – 06/30/08*(a)

Class I	Actual		1,000.00	1,052.00	2.36	0.86
	Hypothetical	(b)	1,000.00	1,020.52	4.33	0.86

Class II	Actual		1,000.00	1,052.00	2.75	1.00
	Hypothetical	(b)	1,000.00	1,019.83	5.03	1.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Neuberger Berman NVIT Multi Cap Opportunities Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	88.7%
Repurchase Agreements	11.9%
Liabilities in excess of other assets	-0.6%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	16.6%
Metals & Mining	8.7%
Energy Equipment & Services	5.6%
Capital Markets	5.6%
Insurance	3.6%
Software	3.6%
Independent Power Producers & Energy Traders	3.4%
Industrial Conglomerates	3.2%
Information Technology Services	3.0%
Construction & Engineering	2.8%
Other	43.9%

100.0%

Top Holdings*

Freeport-McMoRan Copper & Gold, Inc	3.1%
Petroleo Brasileiro SA ADR — BR	3.0%
National Oilwell Varco, Inc.	2.3%
United States Steel Corp.	2.0%
Terex Corp.	2.0%
Halliburton Co.	1.9%
McDermott International, Inc.	1.9%
FirstEnergy Corp.	1.9%
Berkshire Hathaway, Inc., Class B	1.9%
Chicago Bridge & Iron Co. NV	1.9%
Other	78.1%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks (88.7%)
	Shares or
	Principal Amount	Value

Aerospace & Defense (1.4%)
L-3 Communications Holdings, Inc.	300	$27,261

Automobiles (0.8%)
Harley-Davidson, Inc.	400	14,504

Beverages (2.4%)
Constellation Brands, Inc., A Shares*	1,325	26,314
Dr. Pepper Snapple Group, Inc.*	975	20,456

		46,770

Capital Markets (5.6%)
Goldman Sachs Group, Inc. (The)	130	22,737
Invesco Ltd.	1,200	28,776
Legg Mason, Inc.	425	18,517
Merrill Lynch & Co., Inc.	600	19,026
Morgan Stanley	500	18,035

		107,091

Construction & Engineering (2.8%)
Chicago Bridge & Iron Co. NV	900	35,838
KBR, Inc.	500	17,455

		53,293

Consumer Finance (1.4%)
American Express Co.	700	26,369

Diversified Financial Services (2.7%)
Citigroup, Inc.	1,250	20,950
Moody’s Corp.	900	30,996

		51,946

Electric Utility (1.9%)
FirstEnergy Corp.	450	37,048

Energy Equipment & Services (5.6%)
Halliburton Co.	700	37,149
National Oilwell Varco, Inc.*	500	44,360
Noble Corp.	400	25,984

		107,493

Food Products (1.0%)
ConAgra Foods, Inc.	1,000	19,280

Health Care Providers & Services (2.3%)
Aetna, Inc.	600	24,318
WellPoint, Inc.*	400	19,064

		43,382

Household Durables (1.3%)
NVR, Inc.*	50	25,004

Household Products (0.9%)
Energizer Holdings, Inc.*	250	18,273

Independent Power Producers & Energy Traders (3.4%)
Constellation Energy Group, Inc.	400	32,840
NRG Energy, Inc.*	750	32,175

		65,015

Industrial Conglomerates (3.2%)
General Electric Co.	500	13,345
McDermott International, Inc.*	600	37,134
Walter Industries, Inc.	100	10,877

		61,356

Information Technology Services (3.0%)
Affiliated Computer Services, Inc., Class A*	600	32,094
Fidelity National Information Services, Inc.	700	25,837

		57,931

Insurance (3.6%)
Assurant, Inc.	500	32,980
Berkshire Hathaway, Inc., Class B*	9	36,108

		69,088

Machinery (1.9%)
Terex Corp.*	725	37,243

Marine (1.3%)
DryShips, Inc.	310	24,856

Media (1.4%)
McGraw-Hill Cos., Inc. (The)	700	28,084

Metals & Mining (8.7%)
Freeport-McMoRan Copper & Gold, Inc.	500	58,595
Sterlite Industries India Ltd. ADR — IN*	800	12,720
Teck Cominco Ltd., Class B	600	28,770
United States Steel Corp.	210	38,804
Xstrata PLC	350	27,878

		166,767

Multiline Retail (2.5%)
J.C. Penney Co., Inc.	700	25,403
Macy’s, Inc.	1,200	23,304

		48,707

Oil, Gas & Consumable Fuels (16.6%)
Canadian Natural Resources Ltd.	500	50,125
Denbury Resources, Inc.*	850	31,025
EOG Resources, Inc.	175	22,960
Exxon Mobil Corp.	100	8,813

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)

Frontline Ltd.	200	$14,064
Peabody Energy Corp.	250	22,012
Petroleo Brasileiro SA ADR — BR	800	56,664
Ship Finance International Ltd.	400	11,812
Southwestern Energy Co.*	600	28,566
Suncor Energy, Inc.	550	31,966
Talisman Energy, Inc.	800	17,704
XTO Energy, Inc.	325	22,266

		317,977

Personal Products (1.8%)
NBTY, Inc.*	1,050	33,663

Pharmaceutical (1.7%)
Shire Ltd. ADR — GB	650	31,934

Real Estate Investment Trust (REIT) (0.8%)
Annaly Capital Management, Inc.	1,000	15,510

Semiconductors & Semiconductor Equipment (1.8%)
International Rectifier Corp.*	800	15,360
Texas Instruments, Inc.	650	18,304

		33,664

Software (3.6%)
Check Point Software Technologies *	500	11,835
Microsoft Corp.	900	24,759
Oracle Corp.*	900	18,900
Symantec Corp.*	700	13,545

		69,039

Specialty Retail (1.4%)
Best Buy Co., Inc.	500	19,800
TJX Cos., Inc.	200	6,294

		26,094

Thrifts & Mortgage Finance (0.5%)
Federal National Mortgage Association	500	9,755

Wireless Telecommunication Services (1.3%)
China Mobile Ltd. ADR — HK	380	25,441

Total Common Stocks		1,699,838

Repurchase Agreements (11.9%)
	Shares or
	Principal Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $96,715, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $98,643	$96,709	$96,709
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $130,585, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $133,188	130,576	130,576

Total Repurchase Agreements		227,285

Total Investments (Cost $1,895,977) (a) — 100.6%		1,927,123

Liabilities in excess of other assets — (0.6)%		(10,898)

NET ASSETS — 100.0%		$1,916,225

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

GB	United Kingdom

HK	Hong Kong

IN	India

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Neuberger Berman
NVIT Multi Cap
Opportunities Fund

Assets:
Investments, at value (cost $1,668,692)	$1,699,838
Repurchase agreements, at cost and value	227,285

Total Investments	1,927,123

Cash	97
Dividends receivable	1,715
Receivable from adviser	2,349
Receivable for capital shares issued	16,392
Reclaims receivable	29
Prepaid expenses and other assets	3,092

Total Assets	1,950,797

Liabilities:
Foreign currencies payable to custodian, at value (Cost $3,611)	3,575
Payable for investments purchased	29,496
Payable for capital shares redeemed	57
Accrued expenses and other payables:
Fund administration and transfer agent fees	50
Distribution fees	96
Administrative services fees	323
Custodian fees	706
Trustee fees	20
Compliance program costs (Note 3)	7
Other	242

Total Liabilities	34,572

Net Assets	$1,916,225

Represented by:
Capital	$1,904,907
Accumulated net investment income	2,285
Accumulated net realized losses from investment transactions and foreign currency transactions	(22,149)
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	31,182

Net Assets	$1,916,225

Net Assets:
Class I Shares	$1,236,416
Class II Shares	679,809

Total	$1,916,225

Shares outstanding (unlimited number of shares authorized):
Class I Shares	117,263
Class II Shares	64,593

Total	181,856

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.54
Class II Shares	$10.52

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

Neuberger Berman
NVIT Multi Cap
Opportunities Fund

INVESTMENT INCOME:
Interest income	$612
Dividend income	4,757
Foreign tax withholding	(1)

Total Income	5,368

Expenses:
Investment advisory fees	2,104
Fund administration and transfer agent fees	701
Distribution fees Class II Shares	129
Administrative services fees Class I Shares	323
Custodian fees	1,072
Trustee fees	28
Compliance program costs (Note 3)	7
Legal fees	637
Printing fees	1,586
Other	43

Total expenses before earnings credit and reimbursed expenses	6,630
Earnings credit (Note 5)	(366)
Expenses reimbursed	(3,181)

Net Expenses	3,083

Net Investment Income	2,285

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,295)
Net realized losses from foreign currency transactions	(19,854)

Net realized losses from investment and foreign currency transactions	(22,149)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	31,182

Net realized/unrealized gains from investments and translation of assets and liabilities denominated in foreign currencies	9,033

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,318

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Changes in Net Assets

Neuberger Berman
NVIT Multi Cap
Opportunities Fund

Period Ended
June 30, 2008 (a)
\
(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$2,285
Net realized losses from investment and foreign currency transactions	(22,149)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	31,182

Change in net assets resulting from operations	11,318

Change in net assets from capital transactions	1,904,907

Change in net assets	1,916,225

Net Assets:
Beginning of period	–

End of period	$1,916,225

Accumulated net investment income at end of period	$2,285

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,190,642
Cost of shares redeemed	(213)

1,190,429

Class II Shares
Proceeds from shares issued	714,774
Cost of shares redeemed	(296)

714,478

Change in net assets from capital transactions	$1,904,907

SHARE TRANSACTIONS:
Class I Shares
Issued	117,283
Redeemed	(20)

117,263

Class II Shares
Issued	64,620
Redeemed	(27)

64,593

Total change in shares	181,856

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

2008 Semiannual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Investment Activities					Ratios / Supplemental Data

Ratio of
Expenses
			Net Realized				Net Assets			(Prior to
			and	Total			at End of		Ratio of Net Investment	Reimbursements)
	Net Asset Value,	Net Investment Income	Unrealized Gains on	from Investment			Period	Ratio of Expenses to	Income (Loss) to Average	to Average	Portfolio
	Beginning of Period	(Loss)	Investments	Activities	Net Asset Value, End of Period	Total Return (a)	(000s)	Average Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.02	0.52	0.54	10.54	5.20%	1,236	0.86%	(0.68% )	1.76%	3.80%

Class II Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.01	0.51	0.52	10.52	5.20%	680	1.00%	(0.47% )	1.88%	3.80%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.
(f)	Net investment income (loss) is based on average shares outstanding during the period.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2008 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 —	Significant	Significant	Total
Quoted Prices	Observable Inputs	Unobservable Inputs	Investments

$1,657,897	$269,226	$—	$1,927,123

12 Semiannual Report 2008

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while

14 Semiannual Report 2008

simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JP Morgan Chase Bank serves as custodian for the securities lending program of the Fund. JP Morgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2008, the fund did not have any securities on loan.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Neuberger Berman Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.60% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $1,227 for the period ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

Amount
Period Ended
June 30, 2008

$3,181

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

16 Semiannual Report 2008

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such cost amounted to $7.

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 55% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $1,719,401 and sales of $48,414.

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JP Morgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

18 Semiannual Report 2008

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,895,977	$134,626	$(103,480)	$31,146

2008 Semiannual Report 19

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

20 Semiannual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2008

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Short Term Bond Fund, the Neuberger Berman NVIT Socially Responsible Fund, the Neuberger Berman NVIT Multi Cap Opportunities Fund, and the Van Kampen NVIT Real Estate Fund (the “New Funds”), and to consider the proposed adviser, advisory services and advisory fees for New Fund. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the New Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the New Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the New Funds:

1. the New Funds’ proposed advisory fee and anticipated ancilliary benefits to NFA;

2. the New Funds’ proposed advisory fee in comparison to the advisory fees of the New Funds’ proposed competitive peer groups;

3. the New Funds’ proposed Lipper/Morningstar categories and benchmarks; and

4. the New Funds’ proposed total expenses in comparison to those of the New Fund’s peer groups.

Because the New Funds are new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the New Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the New Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

Neuberger Berman NVIT Multi-Cap Opportunities Fund.  The Board considered that the Neuberger Berman NVIT Multi-Cap Opportunities Fund (the “Multi-Cap Fund”) would seek long-term capital growth, and that under normal circumstances, the Multi-Cap Fund would invest in equity securities of issuers considered to be mid to large-cap companies at the time of investment. The Board noted that the Multi-Cap Fund would be managed by a single subadviser, and that NFA would select the subadvisers and monitor their performance on an ongoing basis. The Board considered that NFA had chosen Neuberger Berman Management Inc. (“Neuberger”), a registered investment adviser, to manage the Multi-Cap Fund, and reviewed information with respect to Neuberger’s capabilities, personnel, and performance history, and noted that Neuberger would be paid by NFA out of its fees, and not by the Multi-Cap Fund. The Board considered the fees and expenses proposed, and noted the expense cap proposed by NFA. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Multi-Cap Fund.

The Board considered the information and discussion with respect to the services proposed to be provided to the New Funds by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions. The Board discussed with NFA and its affiliates the proposed marketing and distribution plans for the New Funds. The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the New Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the New Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

2008 Semiannual Report 25

Neuberger Berman NVIT Socially Responsible Fund
SemiannualReport
June 30, 2008 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwidefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SR (8/08)

Message to Shareholders
June 30, 2008

Dear Shareholders:

It’s my pleasure to write my first shareholder letter as the new President of the Nationwide Funds Group.

As my name may be new to some of you, please allow me to share a brief summary of my background. I bring 20 years of experience in the investment management industry to Nationwide Funds Group. Prior to joining NFG, I was a Managing Director at Morgan Stanley for four years starting in 2004. I am excited about the opportunity to serve you and to provide the level of integrity and stewardship that you have come to expect and deserve as a shareholder of Nationwide Variable Insurance Trust.

Market review
I wish I could bring the same level of excitement to discussing stock market performance in 2008. After negative returns the first three months of the year, the market showed signs of life in April and May. The rally was short-lived as the market again took a sharp downturn in June.

For the first half of the year through June 30, 2008, the S&P 500 lost 11.9%. Analysts have said that it was the worst first half of the year for the S&P 500 since 2002, when Wall Street was still reeling from the aftermath of the dot-com bust and the Sept. 11, 2001 terror attacks. As the second quarter ended, the S&P 500 Index had dropped 18.2% since its highpoint in October 2007.

Several factors appear to be unsettling investors and roiling the markets. In the financial services sector, the liquidity and credit problems resulting from the subprime lending crisis continue to batter the markets. Combined with a housing downturn in many regions of the country, these issues continue to create a headwind for the financial markets.

In addition, we cannot overlook the climbing energy prices, which have impacted consumers and certain market sectors particularly hard this summer. As gas prices have risen to well over $4 per gallon, many investors have had to rethink their spending and investing plans.

Looking ahead
As we anticipate that the market conditions for the rest of 2008 will continue to be challenging, this is a good time to recall the wisdom of having a well diversified, long-term financial plan. While prolonged market downturns can be painful, history has proven that disciplined investing can pay off in the long run.

If you haven’t spoken with your financial professional in a while, now might be the perfect opportunity to examine the risk in your portfolio and review your long-term objectives and goals.

Regards,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

Data provided by Zephyr Style ADVISOR®.

Definitions of the investment-related terms presented in this report may be found on the Funds’ website, nationwidefunds.com/glossary.jsp.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

The NVIT Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these Funds outside of an insurance product. Performance information found herein reflects only the performance of these Funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume the reinvestment of all distributions.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged

2008 Semiannual Report 1

Message to Shareholders (Continued)
June 30, 2008

and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Investors should carefully consider a Fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other Fund information, please contact your variable insurance contract provider or call 1-800-848-0920 to request a prospectus. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any Fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services Inc. (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds, and NVIT and manage approximately $40.1 billion in Mutual assets as of June 30, 2008, of which approximately $11.6 billion are in “funds of funds” designed to provide asset allocation across several types of investments and asset classes. The NVIT Funds are advised by Nationwide Fund Advisors (NFA).

Commentary is provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Variable Insurance Trust Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with any of the subadvisers listed in this report, except for Nationwide Asset Management, Inc.

2 Semiannual Report 2008

Shareholder	Neuberger Berman NVIT Socially Responsible Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2008

Neuberger Berman			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Socially			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Responsible Fund			03/25/08	06/30/08	03/25/08 – 06/30/08*(a)	03/25/08 – 06/30/08*(a)

Class I	Actual		1,000.00	965.90	2.16	0.82
	Hypothetical	(b)	1,000.00	1,020.72	4.13	0.82

Class II	Actual		1,000.00	965.00	2.74	1.04
	Hypothetical	(b)	1,000.00	1,019.63	5.24	1.04

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 98/366 (to reflect the actual period) and 182/366 (to reflect the hypothetical one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

(b)	Represents the hypothetical 5% return before expenses.

2008 Semiannual Report 3

Portfolio Summary	Neuberger Berman NVIT Socially Responsible Fund
June 30, 2008 (Unaudited)

Asset Allocation

Common Stocks	95.0%
Repurchase Agreements	4.1%
Other assets in excess of liabilities	0.9%

100.0%

Top Industries

Media	11.9%
Oil, Gas & Consumable Fuels	9.4%
Electronic Equipment & Instruments	7.7%
Capital Markets	7.5%
Semiconductors & Semiconductor Equipment	7.0%
Insurance	6.3%
Real Estate Investment Trusts (REITs)	4.7%
Multi-Utilities	4.6%
Machinery	4.5%
Biotechnology	3.8%
Other	32.6%

100.0%

Top Holdings*

EW Scripps Co., Class A	4.7%
Danaher Corp.	4.5%
Altera Corp.	4.3%
Anixter International, Inc.	4.3%
Comcast Corp., Special Class A	4.1%
National Grid PLC ADR — GB	4.0%
Genzyme Corp.	3.4%
National Instruments Corp.	3.4%
UnitedHealth Group, Inc.	3.4%
Newfield Exploration Co.	3.2%
Other	60.7%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

4 Semiannual Report 2008

Statement of Investments
June 30, 2008 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks (95.0%)
	Shares or
	Principal Amount	Value

Auto Components (1.7%)
BorgWarner, Inc.	520	$23,078

Automobiles (1.8%)
Toyota Motor Corp. ADR — JP	250	23,500

Biotechnology (3.8%)
Genzyme Corp.*	635	45,732
Medarex, Inc.*	680	4,495

		50,227

Capital Markets (7.5%)
Bank of New York Mellon Corp. (The)	1,120	42,369
Charles Schwab Corp. (The)	1,505	30,913
Merrill Lynch & Co., Inc.	415	13,160
State Street Corp.	220	14,078

		100,520

Commercial Services & Supplies (2.7%)
Manpower, Inc.	615	35,818

Consumer Finance (2.7%)
American Express Co.	950	35,786

Electronic Equipment & Instruments (7.7%)
Anixter International, Inc.*	965	57,408
National Instruments Corp.	1,610	45,676

		103,084

Energy Equipment & Services (3.1%)
Smith International, Inc.	505	41,986

Health Care Providers & Services (3.4%)
UnitedHealth Group, Inc.	1,705	44,756

Industrial Conglomerate (2.7%)
3M Co.	520	36,187

Information Technology Services (1.6%)
Euronet Worldwide, Inc.*	1,240	20,956

Insurance (6.3%)
Progressive Corp. (The)	2,280	42,682
Willis Group Holdings Ltd.	1,330	41,722

		84,404

Life Sciences Tools & Services (0.9%)
Millipore Corp.*	180	12,215

Machinery (4.5%)
Danaher Corp.	785	60,680

Media (11.9%)
Comcast Corp., Special Class A	2,935	55,061
EW Scripps Co., Class A	1,500	62,310
Liberty Global, Inc., Class A*	1,110	34,887
Washington Post Co. (The), Class B	10	5,869

		158,127

Multi-Utilities (4.6%)
National Grid PLC (a)	585	7,667
National Grid PLC ADR — GB	810	53,436

		61,103

Oil, Gas & Consumable Fuels (9.4%)
BG Group PLC ADR — GB	310	40,378
BP PLC ADR — GB	405	28,176
Cimarex Energy Co.	205	14,282
Newfield Exploration Co.*	660	43,065

		125,901

Pharmaceuticals (1.8%)
Novo Nordisk AS ADR — DK	70	4,620
Novo Nordisk AS, Class B (a)	285	18,764

		23,384

Real Estate Investment Trusts (REITs) (4.7%)
General Growth Properties, Inc.	815	28,549
Weingarten Realty Investors	1,115	33,807

		62,356

Road & Rail (2.6%)
Canadian National Railway Co.	735	35,339

Semiconductors & Semiconductor Equipment (7.0%)
Altera Corp.	2,800	57,960
Texas Instruments, Inc.	1,250	35,200

		93,160

Software (2.6%)
Intuit, Inc.*	1,255	34,600

Total Common Stocks		1,267,167

2008 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

Repurchase Agreements (4.1%)
	Shares or
	Principal Amount	Value

Lehman Brothers, Inc., 2.36%, dated 06/30/08, due 07/01/08, repurchase price $23,098, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 9/20/26-03/15/38; total market value of $23,558	$23,096	$23,096
UBS Warburg LLC, 2.36%, dated 06/30/08, due 07/01/08, repurchase price $31,187, collateralized by U.S. Government Agency Mortgages ranging 3.99%-6.88%, maturing 10/01/26-07/01/38; total market value of $31,809	31,185	31,185

Total Repurchase Agreements		54,281

Total Investments (Cost $1,388,346) (b) — 99.1%		1,321,448

Other assets in excess of liabilities — 0.9%		12,310

NET ASSETS — 100.0%		$1,333,758

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

DK	Denmark

GB	United Kingdom

JP	Japan

See accompanying notes to financial statements.

6 Semiannual Report 2008

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Neuberger Berman
NVIT Socially
Responsible Fund

Assets:
Investments, at value (cost $1,334,065)	$1,267,167
Repurchase agreements, at cost and value	54,281

Total Investments	1,321,448

Cash	159
Dividends receivable	2,324
Receivable for capital shares issued	10,944
Receivable from adviser	626
Prepaid expenses and other assets	2,962

Total Assets	1,338,463

Liabilities:
Payable for investments purchased	3,537
Accrued expenses and other payables:
Fund administration and transfer agent fees	45
Distribution fees	58
Administrative services fees	106
Custodian fees	706
Trustee fees	20
Compliance program costs (Note 3)	7
Other	226

Total Liabilities	4,705

Net Assets	$1,333,758

Represented by:
Capital	$1,397,475
Accumulated net investment income	676
Accumulated net realized gains from investment transactions and foreign currency transactions	2,500
Net unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(66,893)

Net Assets	$1,333,758

Net Assets:
Class I Shares	$962,183
Class II Shares	371,575

Total	$1,333,758

Shares outstanding (unlimited number of shares authorized):
Class I Shares	99,845
Class II Shares	38,594

Total	138,439

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.64
Class II Shares	$9.63

See accompanying notes to financial statements.

2008 Semiannual Report 7

Statement of Operations
For the Period Ended June 30, 2008 (Unaudited) (a)

Neuberger Berman
NVIT Socially
Responsible Fund

INVESTMENT INCOME:
Interest income	$255
Dividend income	5,560

Total Income	5,815

Expenses:
Investment advisory fees	1,971
Fund administration and transfer agent fees	689
Distribution fees Class II Shares	78
Administrative services fees Class I Shares	102
Administrative services fees Class II Shares	5
Custodian fees	920
Trustee fees	27
Compliance program costs (Note 3)	7
Legal fees	636
Printing fees	1,586
Other	45

Total expenses before earnings credit and reimbursed/waived expenses	6,066
Earnings credit (Note 5)	(214)
Distribution fees voluntarily waived – Class II	(3)
Expenses Reimbursed	(3,302)

Net Expenses	2,547

Net Investment Income	3,268

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,041
Net realized losses from foreign currency transactions	(541)

Net realized gains from investment transactions and foreign currency transactions	2,500
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(66,893)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(64,393)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,125)

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

8 Semiannual Report 2008

Statement of Changes in Net Assets

Neuberger Berman
NVIT Socially
Responsible Fund

Period Ended
June 30, 2008 (a)
\
(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$3,268
Net realized gains from investment and foreign currency transactions	2,500
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(66,893)

Change in net assets resulting from operations	(61,125)

Distributions to Shareholders From:
Net investment income:
Class I	(1,913)
Class II	(679)

Change in net assets from shareholder distributions	(2,592)

Change in net assets from capital transactions	1,397,475

Change in net assets	1,333,758

Net Assets:
Beginning of period	–

End of period	$1,333,758

Accumulated net investment income at end of period	$676

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$996,874
Dividends reinvested	1,913
Cost of shares redeemed	(21)

998,766

Class II Shares
Proceeds from shares issued	399,045
Dividends reinvested	679
Cost of shares redeemed	(1,015)

398,709

Change in net assets from capital transactions	$1,397,475

See accompanying notes to financial statements.

2008 Semiannual Report 9

Statement of Changes in Net Assets (Continued)

Neuberger Berman
NVIT Socially
Responsible Fund

Period Ended
June 30, 2008 (a)
(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	99,655
Reinvested	192
Redeemed	(2)

99,845

Class II Shares
Issued	38,624
Reinvested	68
Redeemed	(98)

38,594

Total change in shares	138,439

(a)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to financial statements.

10 Semiannual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Neuberger Berman NVIT Socially Responsible Fund

		Investment Activities			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and								Ratio of	Ratio of Net	Expenses
	Net Asset		Unrealized	Total						Net Assets	Expenses	Investment	(Prior to
	Value,	Net	Gains	from	Net		Net Asset			at End of	to Average	Income	Reimbursements)
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total		Period	Net	to Average	to Average	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)		(000s)	Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.03	(0.37)	(0.34)	(0.02)	(0.02)	9.64	(3.41%	)	962	0.82%	1.06%	1.89%	6.63%

Class II Shares
Period ended June 30, 2008 (Unaudited) (e)(f)	10.00	0.03	(0.38)	(0.35)	(0.02)	(0.02)	9.63	(3.50%	)	372	1.04%	1.26%	2.24%	6.63%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through June 30, 2008.
(f)	Net investment income (loss) is based on average shares outstanding during the period.

See accompanying notes to financial statements.

2008 Semiannual Report 11

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2008

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Level 2 — Other	Level 3 —
Level 1 —	Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs	Total Investments

$1,200,358	$121,090	$—	$1,321,448

2008 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

14 Semiannual Report 2008

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of June 30, 2008, the Fund did not have any swap contracts outstanding.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does

2008 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The fund did not have any securities on loan as of June 30, 2008.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. Permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

16 Semiannual Report 2008

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Neuberger Berman Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory of fee of 0.65% based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $1,061 for the period ended June 30, 2008.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.78% for all share classes until at least May 1, 2009.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2008, the cumulative potential reimbursements for the Fund would be:

Amount
Period Ended
June 30, 2008

$3,302

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”) a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2008 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a wholly-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.01% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2008, NFS did not receive any Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2008, the Fund’s portion of such cost amounted to $7.

For the period ended June 30, 2008, the Adviser or affiliates of the Adviser directly held 72% of the shares outstanding of the Fund.

4. Investment Transactions

For the period ended June 30, 2008, (excluding short-term securities) the Fund had purchases of $437,178 and sales of $74,687.

18 Semiannual Report 2008

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended June 30, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Social Policy Risk.  The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because

• undervalued stocks that do not meet the social criteria could outperform those that do;

• economic or political changes could make certain companies less attractive for investment; or

• the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2008 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

8. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

9. Federal Tax Information

As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,388,712	$29,195	$(96,459)	$(67,264)

10. Subsequent Event

Effective August 1, 2008, the Trust and NFD have entered into a contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least August 1, 2009.

20 Semiannual Report 2008

Management Information
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust

The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Semiannual Report 21

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past Five (5) Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 through 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

22 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Arden L. Shisler 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler 1966	President and Chief Executive Officer[4] since June 2008
Mr. Spangler is the Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer[5] since June 2008
Mr. Grugeon has served as Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007. From February 2008 until June 2008, Mr. Grugeon served as the acting President and CEO of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

2008 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	by Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of NFS[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.

24 Semiannual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust (Continued)

[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Spangler became President and Chief Executive Officer of the Trust effective June 30, 2008. Prior to that, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[5]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-6331.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-6331, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Semiannual Report 25

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Board of Trustees (the “Board”) met on December 3, 2007 (the “Meeting”), to consider, among other things, the creation of new series, including the NVIT Short Term Bond Fund, the Neuberger Berman NVIT Socially Responsible Fund, the Neuberger Berman NVIT Multi Cap Opportunities Fund, and the Van Kampen NVIT Real Estate Fund (the “New Funds”), and to consider the proposed adviser, advisory services and advisory fees for New Fund. At the Meeting, the Board considered whether to approve an investment advisory agreement between Nationwide Fund Advisors (“NFA”) and Nationwide Variable Insurance (the “Trust”) on behalf of the New Funds.

The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the New Funds’ proposed investment advisory agreement. The Board considered all information it deemed relevant, including, but not limited to, the following information with respect to the New Funds:

1. the New Funds’ proposed advisory fee and anticipated ancilliary benefits to NFA;

2. the New Funds’ proposed advisory fee in comparison to the advisory fees of the New Funds’ proposed competitive peer groups;

3. the New Funds’ proposed Lipper/Morningstar categories and benchmarks; and

4. the New Funds’ proposed total expenses in comparison to those of the New Fund’s peer groups.

Because the New Funds are new, the Board could not consider comparative information regarding fund performance, or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the New Funds. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees (as such term is defined in Section 2(a)(19) of the 1940 Act), determined it was appropriate to approve the New Funds’ advisory agreement for an initial period to run through May 1, 2009 for the following reasons:

Board Approval:

Neuberger Berman NVIT Socially Responsible Fund.  The Board considered that the Neuberger Berman NVIT Socially Responsible Fund (the “Socially Responsible Fund”) would seek long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy, and that in pursuit of its objective, the Fund would invest mainly in equity securities of mid- to large capitalization companies. The Board noted that the Socially Responsible Fund would be managed by a single subadviser, and that NFA would select the subadvisers and monitor their performance on an ongoing basis. The Board considered that NFA had chosen Neuberger Berman Management Inc. (“Neuberger”), a registered investment adviser, to manage the Socially Responsible Fund, and reviewed information with respect to Neuberger’s capabilities, personnel, and performance history, and noted that Neuberger would be paid by NFA out of its fees, and not by the Socially Responsible Fund. The Board considered the fees and expenses proposed, and noted the expense cap proposed by NFA. The Board then discussed with NFA and its affiliates the proposed marketing and distribution plans for the Socially Responsible Fund.

The Board considered the information and discussion with respect to the services proposed to be provided to the New Funds by NFA, including any anticipated ancillary benefits to be received by NFA including fee income, if any, for performing other services, soft dollars, and affiliated brokerage commissions. The Board discussed with NFA and its affiliates the proposed marketing and distribution plans for the New Funds. The Board, including a majority of the Independent Trustees, having considered all of the information it deemed relevant and being satisfied with NFA’s and its affiliates’ responses to the Board’s questions determined to approve the investment advisory agreement for the New Funds through May 1, 2009 and to undertake the Board’s review and any consideration of reapproval of the New Funds’ advisory agreement at its December 2008-January 2009 Annual 15(c) Contract Review Meeting.

26 Semiannual Report 2008

Item 2. Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable — The information required by this item is required only in an annual report on the Form N-CSR.
Item 3. Audit Committee Financial Expert.
     (a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-
2(a)(19)).
(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
Not applicable — The information required by this item is required only in an annual report on the Form N-CSR.
Item 4. Principal Accountant Fees and Services.
     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (e)   (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
   (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Not applicable — The information required by this item is required only in an annual report on the Form N-CSR.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not applicable. The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.
Item 6. Investments.
(a)	File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Instruction of paragraph (a)
          Schedule I — Investments In Securities of unaffiliated issuers filed under this Item must be audited, except that in the case of a report on this Form N-CSR as of the end of a fiscal half-year Schedule I — Investments in securities of unaffiliated issuers need not be audited.
(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested; and

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing. This Item 6(b) shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant of Section 12 of the Act.
     This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.
Item 10. Submission of Matters to a Vote of Security Holders.
     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concern the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.
{NOTE — THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}
Item 11. Controls and Procedures.
     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
              (b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
              (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
              (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable — The information required by this item is required only in an annual report on the Form N-CSR.
              (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).
Certifications pursuant to Rule 30a-2(a) are attached hereto.
              (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
Not applicable.
              (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.
Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)* /S/ JOSEPH FINELLI

Name: Joseph Finelli
Title:   Treasurer

Date September 5, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ MICHAEL S. SPANGLER

Name: Michael S. Spangler
Title:   President & Principal Executive Officer

Date September 5, 2008

By (Signature and Title)* /S/ JOSEPH FINELLI

Name: Joseph Finelli
Title:   Treasurer

Date September 5, 2008

*     Print the name and title of each signing officer under his or her signature.